UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN (Address of principal executive offices)	55416-1297 (Zip code)

Citi Fund Services Ohio, Inc.,

3435 Stelzer Road,

Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Reports to Stockholders.

AZL® BlackRock Capital Appreciation Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL BlackRock Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL BlackRock Capital Appreciation Fund	$1,000.00	$953.10	$4.91	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL BlackRock Capital Appreciation Fund	$1,000.00	$1,019.86	$5.07	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	36.2%
Consumer Discretionary	19.9
Health Care	15.8
Consumer Staples	10.3
Industrials	4.7
Financials	4.2
Materials	2.9
Energy	2.2
Telecommunication Services	1.4

Total Common Stocks and Preferred Stocks	97.6
Securities Held as Collateral for Securities on Loan	13.0
Money Market	4.1

Total Investment Securities	114.7
Net other assets (liabilities)	(14.7)

Net Assets	100.0%

1

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (96.2%):
Aerospace & Defense (2.0%):
33,821	Honeywell International, Inc.	$3,934,059
19,113	TransDigm Group, Inc.*^	5,039,907

		8,973,966

Beverages (6.3%):
113,529	Anheuser-Busch InBev NV, ADR	14,949,499
81,941	Constellation Brands, Inc., Class A	13,553,041

		28,502,540

Biotechnology (3.6%):
10,853	Alexion Pharmaceuticals, Inc.*	1,267,196
37,746	Celgene Corp.*	3,722,888
17,628	Regeneron Pharmaceuticals, Inc.*	6,156,227
55,308	Vertex Pharmaceuticals, Inc.*	4,757,594

		15,903,905

Chemicals (2.9%):
39,115	Ecolab, Inc.	4,639,039
28,356	Sherwin Williams Co.	8,327,307

		12,966,346

Diversified Financial Services (2.8%):
85,041	Berkshire Hathaway, Inc., Class B*	12,313,086

Diversified Telecommunication Services (1.4%):
59,631	SBA Communications Corp., Class A*	6,436,570

Electrical Equipment (1.2%):
21,266	Acuity Brands, Inc.^	5,273,117

Food & Staples Retailing (3.4%):
61,402	Costco Wholesale Corp.	9,642,570
68,050	Walgreens Boots Alliance, Inc.	5,666,524

		15,309,094

Food Products (0.6%):
27,318	Mead Johnson Nutrition Co.^	2,479,109

Health Care Equipment & Supplies (4.1%):
42,844	Becton, Dickinson & Co.	7,265,914
278,314	Boston Scientific Corp.*	6,504,198
6,929	Intuitive Surgical, Inc.*	4,582,910

		18,353,022

Health Care Providers & Services (4.6%):
20,606	Humana, Inc.	3,706,607
117,898	UnitedHealth Group, Inc.	16,647,198

		20,353,805

Hotels, Restaurants & Leisure (2.6%):
13,378	Chipotle Mexican Grill, Inc.*^	5,388,124
27,834	Domino’s Pizza, Inc.^	3,656,831
45,129	Starbucks Corp.	2,577,768

		11,622,723

Internet & Catalog Retail (12.2%):
42,034	Amazon.com, Inc.*	30,080,371
108,423	Netflix, Inc.*^	9,918,536
7,827	Priceline Group, Inc. (The)*	9,771,305
72,027	TripAdvisor, Inc.*^	4,631,336

		54,401,548

Shares or Principal Amount		Fair Value
Common Stocks, continued
Internet Software & Services (15.9%):
46,949	Alphabet, Inc., Class A*	$33,030,030
225,793	Facebook, Inc., Class A*	25,803,624
547,300	Tencent Holdings, Ltd.	12,468,911

		71,302,565

IT Services (9.2%):
34,949	Fiserv, Inc.*	3,800,005
69,375	FleetCor Technologies, Inc.*	9,929,644
98,441	Global Payments, Inc.^	7,026,719
274,152	Visa, Inc., Class A^	20,333,853

		41,090,221

Life Sciences Tools & Services (2.1%):
65,521	Illumina, Inc.*^	9,197,838

Media (1.1%):
145,925	Liberty Global plc, Class A*	4,240,580
26,575	Liberty Global plc, Class A*	857,303

		5,097,883

Oil, Gas & Consumable Fuels (2.2%):
48,064	Concho Resources, Inc.*^	5,732,593
48,206	EOG Resources, Inc.^	4,021,345

		9,753,938

Pharmaceuticals (1.4%):
27,620	Allergan plc*	6,382,706

Real Estate Investment Trusts (REITs) (1.4%):
62,475	Crown Castle International Corp.	6,336,839

Road & Rail (1.5%):
79,962	Norfolk Southern Corp.^	6,807,165

Semiconductors & Semiconductor Equipment (0.5%):
92,486	Applied Materials, Inc.	2,216,889

Software (7.9%):
276,680	Activision Blizzard, Inc.	10,964,828
268,740	Microsoft Corp.	13,751,426
136,046	Salesforce.com, Inc.*	10,803,413

		35,519,667

Specialty Retail (2.1%):
73,418	Home Depot, Inc. (The)	9,374,744

Technology Hardware, Storage & Peripherals (1.3%):
61,719	Apple, Inc.	5,900,336

Textiles, Apparel & Luxury Goods (1.9%):
157,887	Nike, Inc., Class B	8,715,362

Total Common Stocks (Cost $365,449,958)		430,584,984

Preferred Stock (1.4%):
Internet Software & Services (1.4%):
841,419	Palantir Technologies, Inc., Series I, 0.00%*(a)(b)	6,049,803

Total Preferred Stock (Cost $5,157,898)		6,049,803

Securities Held as Collateral for Securities on Loan (13.0%):
$57,974,487	AZL BlackRock Capital Appreciation Fund Securities Lending Collateral Account(c)	57,974,487

Total Securities Held as Collateral for Securities on Loan (Cost $57,974,487)		57,974,487

Continued

2

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Unaffiliated Investment Company (4.1%):
18,470,887	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(d)	$18,470,887

Total Unaffiliated Investment Company (Cost $18,470,887)		18,470,887

Total Investment Securities (Cost $447,053,230)(e) — 114.7%		513,080,161
Net other assets (liabilities) — (14.7)%		(65,923,936)

Net Assets — 100.0%		$447,156,225

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $56,271,302.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 1.35% of the net assets of the fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(d)	The rate represents the effective yield at June 30, 2016.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL BlackRock Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$447,053,230

Investment securities, at value*	$513,080,161
Interest and dividends receivable	62,081
Foreign currency, at value (cost $109)	109
Receivable for investments sold	157,138
Prepaid expenses	2,798

Total Assets	513,302,287

Liabilities:
Payable for investments purchased	7,378,348
Payable for capital shares redeemed	397,489
Payable for collateral received on loaned securities	57,974,487
Manager fees payable	259,479
Administration fees payable	12,562
Distribution fees payable	92,671
Custodian fees payable	7,013
Administrative and compliance services fees payable	240
Trustee fees payable	2,345
Other accrued liabilities	21,428

Total Liabilities	66,146,062

Net Assets	$447,156,225

Net Assets Consist of:
Capital	$337,726,122
Accumulated net investment income/(loss)	(325,167)
Accumulated net realized gains/(losses) from investment transactions	43,728,339
Net unrealized appreciation/(depreciation) on investments	66,026,931

Net Assets	$447,156,225

Shares of beneficial interest (unlimited number of shares authorized, no par value)	30,572,247
Net Asset Value (offering and redemption price per share)	$14.63

*	Includes securities on loan of $56,271,302.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$1,897,244
Income from securities lending	95,675
Foreign withholding tax	(32,138)

Total Investment Income	1,960,781

Expenses:
Manager fees	1,819,504
Administration fees	61,125
Distribution fees	568,596
Custodian fees	16,240
Administrative and compliance services fees	3,274
Trustee fees	11,877
Professional fees	13,168
Shareholder reports	13,695
Other expenses	5,904

Total expenses before reductions	2,513,383
Less expenses voluntarily waived/reimbursed by the Manager	(227,435)

Net expenses	2,285,948

Net Investment Income/(Loss)	(325,167)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,527,454)
Change in net unrealized appreciation/depreciation on investments	(22,958,732)

Net Realized/Unrealized Gains/(Losses) on Investments	(24,486,186)

Change in Net Assets Resulting From Operations	$(24,811,353)

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL BlackRock Capital Appreciation Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(325,167)	$(1,748,252)
Net realized gains/(losses) on investment transactions	(1,527,454)	49,145,073
Change in unrealized appreciation/depreciation on investments	(22,958,732)	(11,835,591)

Change in net assets resulting from operations	(24,811,353)	35,561,230

Distributions to Shareholders:
From net investment income	—	—
From net realized gains	—	(115,837,042)

Change in net assets resulting from distributions to shareholders	—	(115,837,042)

Capital Transactions:
Proceeds from shares issued	3,017,681	13,556,070
Proceeds from dividends reinvested	—	115,837,042
Value of shares redeemed	(41,995,146)	(130,318,092)

Change in net assets resulting from capital transactions	(38,977,465)	(924,980)

Change in net assets	(63,788,818)	(81,200,792)
Net Assets:
Beginning of period	510,945,043	592,145,835

End of period	$447,156,225	$510,945,043

Accumulated net investment income/(loss)	$(325,167)	$—

Share Transactions:
Shares issued	214,193	757,693
Dividends reinvested	—	7,795,225
Shares redeemed	(2,937,222)	(7,045,484)

Change in shares	(2,723,029)	1,507,434

See accompanying notes to the financial statements.

5

AZL BlackRock Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$15.35		$18.63	$18.97	$14.29	$12.57	$13.83

Investment Activities:
Net Investment Income/(Loss)	(0.01)		(0.05)	(0.07)	(0.03)	0.09	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(0.71)		1.07	1.70	4.80	1.64	(1.27)

Total from Investment Activities	(0.72)		1.02	1.63	4.77	1.73	(1.26)

Dividends to Shareholders From:
Net Investment Income	—		—	—	(0.09)	(0.01)	—
Net Realized Gains	—		(4.30)	(1.97)	—	—	—

Total Dividends	—		(4.30)	(1.97)	(0.09)	(0.01)	—

Net Asset Value, End of Period	$14.63		$15.35	$18.63	$18.97	$14.29	$12.57

Total Return(a)	(4.69	)%(b)	6.23%	9.11%	33.44%	13.73%	(9.11)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$447,156		$510,945	$592,146	$711,133	$557,823	$477,619
Net Investment Income/(Loss)(c)	(0.14)%		(0.31)%	(0.34)%	(0.22)%	0.62%	0.05%
Expenses Before Reductions(c) (d)	1.11%		1.10%	1.10%	1.11%	1.11%	1.13%
Expenses Net of Reductions(c)	1.01%		1.00%	1.00%	1.00%	1.01%	1.02%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.01%		1.00%	1.00%	1.01%	1.01%	1.02%
Portfolio Turnover Rate(f)	44	%(b)	69%	101%	161%	62%	81%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

6

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Capital Appreciation Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $62 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $7,792 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Capital Management, Inc. (“BlackRock Capital”), BlackRock Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL BlackRock Capital Appreciation Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject

8

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $2,732 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Software & Services	$58,833,654	$12,468,911	$—	$71,302,565
Other Common Stock+	359,282,419	—	—	359,282,419
Preferred Stock+	—	—	6,049,803	6,049,803
Securities Held as Collateral for Securities on Loan	—	57,974,487	—	57,974,487
Unaffiliated Investment Company	18,470,887	—	—	18,470,887

Total Investment Securities	$436,586,960	$70,443,398	$6,049,803	$513,080,161

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

9

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Capital Appreciation Fund	$202,454,043	$251,584,425

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2016 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Palantir Technologies, Inc., Series I	3/27/14	$712,042	$841,419	$6,049,803	1.35%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $449,619,500. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$75,283,798
Unrealized depreciation	(11,823,137)

Net unrealized appreciation/(depreciation)	$63,460,661

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL BlackRock Capital Appreciation Fund	$6,968,629	$108,868,413	$115,837,042

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL BlackRock Capital Appreciation Fund	$102,415	$46,923,783	$—	$87,215,258	$134,241,456

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

10

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

9. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, the AZL Russell 1000 Growth Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 22

Statement of Operations Page 22

Statements of Changes in Net Assets Page 23

Financial Highlights Page 24

Notes to the Financial Statements Page 25

Other Information Page 37

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL BlackRock Global Allocation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL BlackRock Global Allocation Fund	$1,000.00	$1,001.80	$5.52	1.11%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL BlackRock Global Allocation Fund	$1,000.00	$1,019.34	$5.57	1.11%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	53.9%
U.S. Treasury Obligations	17.9
Foreign Bonds	13.9
Securities Held as Collateral for Securities on Loan	5.5
Corporate Bonds	3.8
Yankee Dollars	3.7
Exchange Traded Funds	3.2
Preferred Stocks	2.1
Money Markets	1.1
Convertible Bonds	0.9
Floating Rate Loans	0.8
U.S. Government Agency Mortgages	0.6
Convertible Preferred Stocks	0.5
Purchased Options	0.3
Private Placements	0.2
Collateralized Mortgage Obligation	0.1
Mutual Funds	0.1
Warrants	— ^
Purchased Swaptions	— ^

Total Investment Securities	108.6
Net other assets (liabilities)	(8.6)

Net Assets	100.0%

Investments	Percent of Net Assets
United States	63.7%
Japan	14.2
United Kingdom	5.2
France	3.2
Netherlands	1.9
Australia	1.9
Germany	1.8
Canada	1.7
Italy	1.6
Switzerland	1.5
All other countries	11.9

Total Investment Securities	108.6
Net other assets (liabilities)	(8.6)

Net Assets	100.0%

^	Represents less than 0.05%

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (53.9%):
Aerospace & Defense (1.3%):
89,439	BAE Systems plc	$627,024
853	Boeing Co. (The)	110,779
762	Dassault Aviation SA	764,894
32,077	European Aeronautic Defence & Space Co. NV	1,862,400
1,444	General Dynamics Corp.	201,063
4,767	Hexcel Corp.^	198,498
3,503	Northrop Grumman Corp.	778,647
1,102	Raytheon Co.	149,817
35,030	Safran SA	2,380,404
39,974	Textron, Inc.	1,461,449
8,511	United Technologies Corp.	872,803

		9,407,778

Air Freight & Logistics (0.3%):
12,541	Deutsche Post AG	350,078
10,834	FedEx Corp.	1,644,384
6,497	United Parcel Service, Inc., Class B	699,857

		2,694,319

Airlines (0.5%):
13,284	Delta Air Lines, Inc.	483,936
58,200	Japan Airlines Co., Ltd.	1,868,288
10,392	Southwest Airlines Co.	407,470
33,024	United Continental Holdings, Inc.*	1,355,305

		4,114,999

Auto Components (0.9%):
19,500	Aisin Sieki Co., Ltd.	791,642
34,500	Bridgestone Corp.	1,101,818
138,683	Cheng Shin Rubber Industry Co., Ltd.	291,840
831	Compagnie Generale des Establissements Michelin SCA, Class B	78,713
17,685	Delphi Automotive plc	1,107,081
37,000	Denso Corp.	1,300,036
3,000	Exedy Corp.	64,041
26,400	Futaba Industrial Co., Ltd.	123,937
2,946	Goodyear Tire & Rubber Co.	75,594
2,082	Hyundai Wia Corp.	162,200
8,200	Koito Manufacturing Co., Ltd.	375,338
2,098	Lear Corp.	213,492
8,000	Stanley Electric Co., Ltd.	169,915
38,300	Sumitomo Electric Industries, Ltd.	504,202
44,200	Toyota Industries Corp.	1,748,320

		8,108,169

Automobiles (1.3%):
5,568	Bayerische Motoren Werke AG (BMW)	408,016
242,000	Brilliance China Automotive Holdings, Ltd.^	250,496
108,000	Dongfeng Motor Corp., Series H	113,639
96,153	Ford Motor Co.	1,208,643
69,900	Fuji Heavy Industries, Ltd.	2,393,177
31,100	Honda Motor Co., Ltd.	785,354
8,623	Hyundai Motor Co.	1,021,664
67,100	Isuzu Motors, Ltd.	821,392

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
7,177	Maruti Suzuki India, Ltd.	$446,945
5,064	Renault SA	385,816
52,900	Suzuki Motor Corp.	1,427,876
11,500	Toyota Motor Corp.	575,047
270	Volkswagen AG	36,273
161,770	Yulon Motor Co., Ltd.	137,829

		10,012,167

Banks (3.6%):
265,490	Bank of America Corp.	3,523,052
25,164	BNP Paribas SA	1,131,164
56,496	Citigroup, Inc.	2,394,865
11,319	Commonwealth Bank of Australia	635,029
3,984	Fifth Third Bancorp	70,079
92,000	Fukuoka Financial Group, Inc.	302,625
518,138	HSBC Holdings plc	3,236,250
113,475	ING Groep NV	1,179,274
429,308	Intesa Sanpaolo SpA	823,351
48,500	Japan Post Bank Co., Ltd.	568,397
70,636	JPMorgan Chase & Co.	4,389,321
196,600	Mitsubishi UFJ Financial Group, Inc.	876,438
110,306	Royal Bank of Scotland Group plc*	259,737
19,300	Sumitomo Mitsui Financial Group, Inc.	553,417
15,276	SunTrust Banks, Inc.	627,538
93,075	Svenska Handelsbanken AB, A Shares	1,126,294
32,130	Toronto-Dominion Bank (The)	1,379,914
40,164	U.S. Bancorp	1,619,814
228,664	UniCredit SpA	510,366
23,000	United Overseas Bank, Ltd.	317,673
87,319	Wells Fargo & Co.	4,132,808
42,965	Westpac Banking Corp.	953,868

		30,611,274

Beverages (1.5%):
11,275	Anheuser-Busch InBev NV	1,481,887
20,600	Asahi Breweries, Ltd.	664,626
22,942	Coca-Cola Co. (The)	1,039,961
1,525	Coca-Cola European Partners plc	54,427
1,579	Constellation Brands, Inc., Class A	261,167
8,632	Diageo plc, ADR^	974,380
1,183	Dr Pepper Snapple Group, Inc.	114,313
25,524	PepsiCo, Inc.	2,704,012
76,832	SABMiller plc	4,478,252
8,000	Suntory Beverage & Food, Ltd.	360,054

		12,133,079

Biotechnology (1.0%):
11,733	AbbVie, Inc.	726,390
7,521	Alexion Pharmaceuticals, Inc.*	878,152
15,284	Amgen, Inc.	2,325,460
4,988	Biogen Idec, Inc.*	1,206,198
5,978	Celgene Corp.*	589,610
582	Genmab A/S*	106,034
15,680	Gilead Sciences, Inc.	1,308,026

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
31,581	Invitae Corp.*	$233,384
2,762	Tesaro, Inc.*^	232,146

		7,605,400

Building Products (0.3%):
17,380	Compagnie de Saint-Gobain SA	665,236
10,600	Daikin Industries, Ltd.	883,277
8,111	Fortune Brands Home & Security, Inc.^	470,195
14,583	Masco Corp.	451,198

		2,469,906

Capital Markets (0.5%):
650	Ameriprise Financial, Inc.	58,403
27,345	Charles Schwab Corp. (The)	692,102
63,000	Daiwa Securities Group, Inc.	331,189
8,702	Goldman Sachs Group, Inc. (The)	1,292,943
1,948	Morgan Stanley	50,609
100,800	Nomura Holdings, Inc.	361,264
80,706	UBS Group AG	1,044,544

		3,831,054

Chemicals (2.1%):
4,341	Air Products & Chemicals, Inc.	616,596
43,827	AkzoNobel NV	2,756,906
2,131	Arkema SA	164,425
109,000	Asahi Kasei Corp.	755,431
75,552	Axalta Coating Systems, Ltd.*	2,004,394
10,815	BASF SE	824,929
21,742	E.I. du Pont de Nemours & Co.	1,408,881
15,335	Evonik Industries AG	456,379
32,700	Hitachi Chemical Co., Ltd.	606,251
33,500	JSR Corp.	440,869
24,300	Kuraray Co., Ltd.	289,037
6,773	Monsanto Co.	700,396
19,600	Nitto Denko Corp.	1,236,136
3,444	PPG Industries, Inc.	358,693
40,700	Shin-Etsu Chemical Co., Ltd.	2,374,451
256,000	Ube Industries, Ltd.	421,163
9,047	Umicore SA	466,105

		15,881,042

Commercial Services & Supplies (0.1%):
21,222	Aggreko plc	364,420
2,086	Cintas Corp.	204,699
2,700	SECOM Co., Ltd.	199,320
10,377	Tyco International plc	442,060

		1,210,499

Communications Equipment (0.5%):
64,570	Cisco Systems, Inc.	1,852,513
24,031	El Towers SpA*	1,218,589
112,245	Nokia Oyj^	638,581

		3,709,683

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.3%):
628	Brookfield Business Partners L.P.*	$11,993
44	Brookfield Business Partners L.P.*^	835
18,000	Chiyoda Corp.	118,138
7,100	ComSys Holdings Corp.	114,528
31,000	JGC Corp.	440,575
8,500	Kinden Corp.	91,509
5,000	Maeda Road Construction Co., Ltd.	84,851
7,000	Nippo Corp.	118,564
84,000	Okumura Corp.	462,392
1,600	Sho-Bond Holdings Co., Ltd.^	72,450
88,000	Toda Corp.	378,209
10,110	Vinci SA	719,951

		2,613,995

Construction Materials (0.1%):
20,580	CRH plc	605,876

Consumer Finance (0.1%):
2,213	Capital One Financial Corp.	140,548
14,384	Discover Financial Services	770,838

		911,386

Containers & Packaging (0.2%):
759	Crown Holdings, Inc.*	38,459
3,167	International Paper Co.	134,217
1,561	Sealed Air Corp.	71,759
30,480	WestRock Co.	1,184,758

		1,429,193

Distributors (0.0%):
5,900	Canon Marketing Japan, Inc.	107,526

Diversified Financial Services (0.8%):
11	Berkshire Hathaway, Inc., Class A*	2,386,725
18,787	Berkshire Hathaway, Inc., Class B*	2,720,170
9,945	CME Group, Inc.	968,643
615,711	Delta Topco, Ltd.*(a)(b)	209,341
3,600	Zenkoku Hosho Co., Ltd.	130,033

		6,414,912

Diversified Telecommunication Services (1.3%):
116,521	BT Group plc	643,295
84,916	Cellnex Telecom SAU	1,331,782
58,049	Deutsche Telekom AG, Registered Shares	987,538
35,611	France Telecom SA^	581,589
359,642	Koninklijke (Royal) KPN NV	1,304,291
24,400	Nippon Telegraph & Telephone Corp.	1,145,588
347,700	Singapore Telecommunications, Ltd.	1,075,478
32,883	Telecom Italia SpA	21,153
1,372,058	Telecom Italia SpA*	1,125,471
620,022	Telesites SAB de C.V.*	383,310
46,553	Verizon Communications, Inc.	2,599,520

		11,199,015

Electric Utilities (0.8%):
14,417	American Electric Power Co., Inc.	1,010,488
35,500	Chubu Electric Power Co., Inc.	505,553

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
2,243	Edison International	$174,214
142,333	Enel SpA	632,937
7,218	FirstEnergy Corp.	251,980
68,308	Iberdrola SA	461,327
7,600	Kansai Electric Power Co., Inc. (The)*	73,701
33,200	Kyushu Electric Power Co., Inc.	330,918
16,159	NextEra Energy, Inc.^	2,107,133

		5,548,251

Electrical Equipment (0.6%):
19,316	Eaton Corp. plc	1,153,744
85,000	GS Yuasa Corp.	323,805
13,574	Legrand SA	700,252
3,600	Mabuchi Motor Co., Ltd.	151,162
139,000	Mitsubishi Electric Corp.	1,648,386
19,478	Prysmian SpA	426,930
1,506	Rockwell Automation, Inc.	172,919

		4,577,198

Electronic Equipment, Instruments & Components (0.4%):
36,188	Fitbit, Inc., Class A*^	442,217
1,200	Hirose Electric Co., Ltd.	146,717
900	Keyence Corp.	607,096
16,500	Kyocera Corp.	782,419
5,500	Murata Manufacturing Co., Ltd.	617,071
17,100	Omron Corp.	554,153

		3,149,673

Energy Equipment & Services (0.3%):
1,698	Helmerich & Payne, Inc.^	113,987
111,757	SBM Offshore NV^	1,301,973
15,618	Schlumberger, Ltd.	1,235,071

		2,651,031

Food & Staples Retailing (0.7%):
20,999	CVS Health Corp.	2,010,444
8,900	FamilyMart Co., Ltd.	540,698
15,131	Kroger Co. (The)	556,669
17,600	Seven & I Holdings Co., Ltd.	734,895
14,799	Walgreens Boots Alliance, Inc.	1,232,313
12,750	Whole Foods Market, Inc.^	408,255

		5,483,274

Food Products (1.2%):
41,100	Ajinomoto Co., Inc.	964,945
1,167	Archer-Daniels-Midland Co.	50,053
17,596	Danone SA	1,240,567
2,582	Hershey Co. (The)^	293,031
39,990	Mondelez International, Inc., Class A	1,819,945
60,704	Nestle SA, Registered Shares	4,683,884
20,931	SLC Agricola SA	96,255
5,129	WhiteWave Foods Co., Class A*	240,755

		9,389,435

Shares		Fair Value
Common Stocks, continued
Gas Utilities (0.3%):
15,046	Gas Natural SDG SA^	$298,336
69,135	Snam SpA	413,553
306,000	Tokyo Gas Co., Ltd.	1,256,377

		1,968,266

Health Care Equipment & Supplies (0.7%):
22,853	Abbott Laboratories	898,351
33,609	Baxter International, Inc.	1,519,800
20,800	HOYA Corp.	740,673
5,259	Medtronic plc	456,323
1,118	Stryker Corp.^	133,970
12,131	Zimmer Holdings, Inc.	1,460,330

		5,209,447

Health Care Providers & Services (1.7%):
21,410	Aetna, Inc.	2,614,803
15,408	Al Noor Hospitals Group plc	225,551
7,000	Alfresa Holdings Corp.	145,799
355	AmerisourceBergen Corp.^	28,159
9,586	Anthem, Inc.	1,259,025
2,323	Cardinal Health, Inc.	181,217
9,961	DaVita, Inc.*	770,185
2,022	Envision Healthcare Holdings, Inc.*	51,298
974	HCA Holdings, Inc.*	75,008
346,284	Healthscope, Ltd.	741,337
26,627	Integrated Diagnostics Holdings plc	105,847
14,966	McKesson Corp.	2,793,404
8,000	Medipal Holdings Corp.	131,290
61,358	NMC Health plc	1,059,884
613,699	PT Siloam International Hospital Tbk*	539,033
2,500	Ship Healthcare Holdings, Inc.	77,179
208,615	Spire Healthcare Group plc	930,338
3,500	Suzuken Co., Ltd.	110,045
33,254	Tenet Healthcare Corp.*^	919,141
992	UnitedHealth Group, Inc.	140,070

		12,898,613

Health Care Technology (0.1%):
3,497	HTG Molecular Diagnostics, Inc.*^	9,092
22,714	Veeva Systems, Inc., Class A*^	775,002

		784,094

Hotels, Restaurants & Leisure (0.4%):
17,822	Accor SA	690,850
1,930	Chipotle Mexican Grill, Inc.*^	777,327
7,684	Las Vegas Sands Corp.^	334,177
1,473	McDonald’s Corp.	177,261
9,280	Norwegian Cruise Line Holdings, Ltd.*^	369,715
6,500	Sodexo SA	700,057
1,949	Wyndham Worldwide Corp.^	138,827

		3,188,214

Household Durables (0.4%):
4,900	Alpine Electronics, Inc.	47,684
15,659	Berkeley Group Holdings plc (The)	532,967

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
213,000	Haier Electronics Group Co., Ltd.	$326,409
5,400	Rinnai Corp.	475,244
29,100	Sekisui Chemical Co., Ltd.	356,748
58,000	Techtronic Industries Co., Ltd.	242,810
3,325	Whirlpool Corp.	554,078

		2,535,940

Household Products (0.6%):
3,745	Colgate-Palmolive Co.	274,134
1,596	Kimberly-Clark Corp.	219,418
43,703	Procter & Gamble Co. (The)	3,700,333

		4,193,885

Independent Power and Renewable Electricity Producers (0.1%):
26,868	Calpine Corp.*^	396,303
7,800	Electric Power Development Co., Ltd.	181,321
20,291	NextEra Energy Partners LP	616,441

		1,194,065

Industrial Conglomerates (1.2%):
1,009	3M Co., Class B	176,696
151,219	Beijing Enterprises Holdings, Ltd.	860,364
157,646	General Electric Co.^#	4,962,696
179,900	Keppel Corp., Ltd.	738,953
40,248	Koninklijke Philips Electronics NV	1,004,105
7,026	Siemens AG, Registered Shares	719,629
46,107	Smiths Group plc	710,045

		9,172,488

Insurance (2.1%):
151,400	AIA Group, Ltd.	912,350
25,890	Allstate Corp. (The)	1,811,005
21,750	American International Group, Inc.	1,150,358
24,684	Aviva plc	132,635
58,925	AXA SA	1,183,615
3,088	Axis Capital Holdings, Ltd.	169,840
14,645	Chubb, Ltd.	1,914,248
12,074	Hartford Financial Services Group, Inc. (The)	535,844
74,213	Legal & General Group plc	192,322
1,417	Lincoln National Corp.	54,937
20,350	Marsh & McLennan Cos., Inc.	1,393,161
22,982	MetLife, Inc.	915,373
23,500	MS&AD Insurance Group Holdings, Inc.	605,316
15,700	NKSJ Holdings, Inc.	415,945
4,823	Progressive Corp. (The)	161,571
7,169	Prudential Financial, Inc.	511,436
34,183	Prudential plc	582,229
1,779	Reinsurance Group of America, Inc.	172,545
48,000	Sony Financial Holdings, Inc.	538,854
26,600	Tokio Marine Holdings, Inc.	880,037
5,306	Travelers Cos., Inc. (The)	631,626
21,483	UnumProvident Corp.	682,945
28,380	XL Group plc	945,338
1,324	Zurich Insurance Group AG	327,686

		16,821,216

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (0.2%):
1,162	Amazon.com, Inc.*	$831,551
4,308	Expedia, Inc.	457,940

		1,289,491

Internet Software & Services (2.3%):
26,773	Alibaba Group Holding, Ltd., ADR*^	2,129,257
2,923	Alphabet, Inc., Class A*	2,056,418
10,169	Alphabet, Inc., Class C*	7,037,966
95,700	Dropbox, Inc.*(a)(b)	1,073,754
19,048	eBay, Inc.*	445,914
35,173	Facebook, Inc., Class A*	4,019,570
9,367	GoDaddy, Inc., Class A*^	292,157
5,547	Lookout, Inc.*(a)(b)	50,861
2,196	VeriSign, Inc.*^	189,866
11,990	Yahoo!, Inc.*	450,344

		17,746,107

IT Services (0.7%):
2,021	Accenture plc, Class A	228,959
431	Alliance Data Systems Corp.*	84,442
3,091	Amdocs, Ltd.	178,413
2,890	Computer Sciences Corp.	143,489
1,632	Global Payments, Inc.	116,492
4,545	International Business Machines Corp.	689,840
20,028	MasterCard, Inc., Class A	1,763,666
17,190	PayPal Holdings, Inc.*	627,607
22,439	Square, Inc., Class A*^	203,073
29,359	Visa, Inc., Class A^	2,177,556

		6,213,537

Leisure Products (0.1%):
40,300	Sega Sammy Holdings, Inc.	432,728
8,900	Yamaha Corp.	239,234

		671,962

Life Sciences Tools & Services (0.2%):
6,798	Agilent Technologies, Inc.	301,559
7,787	Thermo Fisher Scientific, Inc.	1,150,607

		1,452,166

Machinery (0.9%):
5,161	Caterpillar, Inc.^	391,255
12,568	Colfax Corp.*	332,549
708	Dover Corp.	49,079
2,100	FANUC Corp.	339,969
169,090	Haitian International Holdings, Ltd.	300,855
12,300	Hino Motors, Ltd.	121,735
751	Illinois Tool Works, Inc.	78,224
14,342	Ingersoll-Rand plc	913,299
40,900	Komatsu, Ltd.	710,615
55,500	Kubota Corp.	743,441
5,000	Kurita Water Industries, Ltd.	111,262
4,700	Makita Corp.	309,958
12,700	Nabtesco Corp.	303,300
11,811	PACCAR, Inc.	612,637

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
90,729	SKF AB, B Shares	$1,449,269
1,800	SMC Corp.	439,140
1,935	WABCO Holdings, Inc.*	177,188

		7,383,775

Media (1.9%):
5,323	Charter Communications, Inc., Class A*	1,217,044
53,318	Comcast Corp., Class A	3,475,800
14,584	DISH Network Corp., Class A*	764,202
5,843	Liberty Broadband Corp., Class A*	347,074
10,404	Liberty Broadband Corp., Class C*^	624,240
18,161	Liberty Global plc, Class A*	527,759
1,876	Liberty Global plc, Class A*	60,520
9,826	Liberty Media Group, Class C*	186,399
20,943	Liberty Siriusxm Group, Class A*	656,772
39,306	Liberty Siriusxm Group, Class C*	1,213,376
8,400	Nippon Television Holdings, Inc.	137,618
60,809	Pearson plc	792,938
21,192	Publicis Groupe SA	1,435,517
118,373	RAI Way SpA	533,508
827	RTL Group	67,441
721	Scripps Networks Interactive, Class A^	44,897
13,800	SKY Perfect JSAT Holdings, Inc.	63,478
13,345	Time Warner, Inc.	981,391
5,400	Toho Co., Ltd.	148,764
5,000	TV Asahi Holdings Corp.	80,836
76,147	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	463,860

		13,823,434

Metals & Mining (0.3%):
39,580	Constellium NV*	185,630
12,700	Nippon Steel Corp.	242,717
90,742	Platinum Group Metals, Ltd.*^	307,616
35,396	Platinum Group Metals, Ltd.*^	118,918
18,786	Rio Tinto plc	580,572
72,456	Tahoe Resources, Inc.	1,085,325
3,700	Yamato Kogyo Co., Ltd.	83,747

		2,604,525

Multiline Retail (0.2%):
4,225	Kohl’s Corp.^	160,212
4,925	Macy’s, Inc.	165,529
20,011	Target Corp.^	1,397,168

		1,722,909

Multi-Utilities (0.6%):
12,018	Dominion Resources, Inc.^	936,563
4,862	DTE Energy Co.	481,921
34,304	Engie Group	553,537
63,010	National Grid plc	926,426
6,578	Public Service Enterprise Group, Inc.	306,601
9,187	Sempra Energy	1,047,502
13,629	Veolia Environnement SA	296,042

		4,548,592

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (3.3%):
76,987	Anadarko Petroleum Corp.	$4,099,557
56,520	BP plc, ADR^	2,007,025
60,908	Cameco Corp.	668,161
39,595	Cenovus Energy, Inc.	547,734
631	Chevron Corp.	66,148
156,037	Coal India, Ltd.	724,771
254,067	Encana Corp.	1,979,181
20,512	EQT Corp.	1,588,244
13,915	Exxon Mobil Corp.	1,304,392
129,100	INPEX Corp.	1,007,323
148,311	Marathon Oil Corp.	2,226,147
137,434	Marathon Petroleum Corp.	5,216,994
1,725	Phillips 66^	136,862
4,751	Pioneer Natural Resources Co.	718,399
105,358	Reliance Industries, Ltd.	1,518,170
39,460	Royal Dutch Shell plc, ADR	2,178,981
24,424	Statoil ASA	423,167
18,984	Total SA	915,313
1,904	Total SA, ADR	91,582
3,618	Valero Energy Corp.	184,518
24,745	Whiting Petroleum Corp.*	229,139
50,833	Williams Cos., Inc. (The)	1,099,518

		28,931,326

Personal Products (0.7%):
4,336	Beiersdorf AG	409,675
24,421	Edgewell Personal Care Co.*^	2,061,377
45,089	Unilever NV	2,101,713

		4,572,765

Pharmaceuticals (4.0%):
44,200	Astellas Pharma, Inc.	691,799
33,638	AstraZeneca plc	2,002,074
6,009	Bayer AG, Registered Shares	604,494
19,504	Bristol-Myers Squibb Co.	1,434,519
35,354	Catalent, Inc.*	812,788
5,000	Eisai Co., Ltd.	277,846
23,504	Eli Lilly & Co.	1,850,940
76,373	GlaxoSmithKline plc	1,641,592
31,057	Johnson & Johnson Co.	3,767,214
26,173	Merck & Co., Inc.	1,507,827
37,628	Mylan NV*	1,627,035
18,165	Novartis AG, Registered Shares	1,494,780
10,689	Novo Nordisk A/S, B Shares	574,913
21,200	Otsuka Holdings Co., Ltd.	977,063
5,904	Perrigo Co. plc^	535,316
98,286	Pfizer, Inc.#	3,460,650
6,181	Recordati SpA	185,814
5,180	Roche Holding AG	1,368,099
25,278	Sanofi-Aventis SA	2,124,519
2,400	Sawai Pharmaceutical Co., Ltd.	184,952
22,599	Shire plc	1,391,382
47,500	Teva Pharmaceutical Industries, Ltd., ADR	2,385,925

		30,901,541

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services (0.1%):
13,417	Randstad Holding NV	$540,318

Real Estate Investment Trusts (REITs) (0.6%):
2,169	American Tower Corp.	246,420
2,475	Crown Castle International Corp.	251,039
6,149	Equity Residential Property Trust	423,543
447,647	Fibra UNO Amdinistracion SA	953,910
8,059	General Growth Properties, Inc.	240,319
9,819	Simon Property Group, Inc.	2,129,742
4,144	Unibail-Rodamco SE	1,085,549

		5,330,522

Real Estate Management & Development (1.5%):
31,413	Brookfield Asset Management, Inc., Class A	1,038,828
2,242	Brookfield Asset Management, Inc., Class A	74,178
655,100	CapitaLand, Ltd.	1,505,220
1,333,500	Global Logistic Properties, Ltd.	1,800,104
95,000	Mitsubishi Estate Co., Ltd.	1,737,238
22,000	Mitsui Fudosan Co., Ltd.	502,288
6,036	Realogy Holdings Corp.*^	175,165
116,666	Sun Hung Kai Properties, Ltd.	1,405,650
67,467	The St. Joe Co.*^	1,195,515
39,300	Vonovia SE	1,434,065

		10,868,251

Road & Rail (0.8%):
7,319	Canadian National Railway Co.	432,260
15,081	CSX Corp.	393,312
25,200	East Japan Railway Co.	2,322,344
9,637	Kansas City Southern	868,198
9,100	Seino Holdings Co., Ltd.	83,157
9,467	Union Pacific Corp.	825,996
8,300	West Japan Railway Co.	524,692

		5,449,959

Semiconductors & Semiconductor Equipment (1.2%):
33,165	ARM Holdings plc	502,225
34,856	Intel Corp.	1,143,277
1,630	KLA-Tencor Corp.	119,398
76,187	Micron Technology, Inc.*	1,048,333
42,370	QUALCOMM, Inc.	2,269,760
21,600	ROHM Co., Ltd.	847,053
21,994	SK Hynix, Inc.	625,248
55,200	SUMCO Corp.^	351,121
192,000	Taiwan Semiconductor Manufacturing Co., Ltd.	970,892

		7,877,307

Software (1.7%):
23,890	Activision Blizzard, Inc.	946,761
6,338	Adobe Systems, Inc.*	607,117
1,654	Electronic Arts, Inc.*	125,307
5,869	Intuit, Inc.	655,039
56,460	Microsoft Corp.	2,889,058
900	Nexon Co., Ltd.	13,223
6,700	Nintendo Co., Ltd.	956,129

Shares		Fair Value
Common Stocks, continued
Software, continued
19,146	Nuance Communications, Inc.*	$299,252
62,456	Oracle Corp.	2,556,324
6,600	Trend Micro, Inc.	235,098
68,532	Uber Technologies, Inc.*(a)(b)	3,342,306
10,635	UbiSoft Entertainment SA*^	391,270

		13,016,884

Specialty Retail (0.5%):
4,400	Autobacs Seven Co., Ltd.	62,145
9,686	Bed Bath & Beyond, Inc.^	418,629
1,550	Home Depot, Inc. (The)	197,920
7,718	Lowe’s Cos., Inc.	611,033
2,900	Nitori Co., Ltd.	347,998
15,800	Sanrio Co., Ltd.^	280,781
1,700	Shimamura Co., Ltd.	250,982
8,440	Tiffany & Co.^	511,802
16,597	Urban Outfitters, Inc.*^	456,418
5,677	Williams-Sonoma, Inc.^	295,942
102,000	Yamada Denki Co., Ltd.	536,077
164,760	Zhongsheng Group Holdings, Ltd.	90,416

		4,060,143

Technology Hardware, Storage & Peripherals (1.7%):
114,461	Apple, Inc.#	10,942,474
4,500	Fujifilm Holdings Corp.	173,921
26,876	HP, Inc.	337,294
258,000	Lenovo Group, Ltd.	155,887
215,000	NEC Corp.	498,874
59,406	Pure Storage, Inc., Class A*^	647,525
13,535	Western Digital Corp.^	639,664

		13,395,639

Textiles, Apparel & Luxury Goods (0.6%):
3,554	Adidas AG	506,746
30,060	Burberry Group plc	469,808
11,671	Compagnie Financiere Richemont SA	684,890
7,394	Hugo Boss AG	417,676
4,351	Luxottica Group SpA	211,974
5,077	LVMH Moet Hennessy Louis Vuitton SA	768,637
21,219	Michael Kors Holdings, Ltd.*^	1,049,916
4,492	Ralph Lauren Corp.^	402,573

		4,512,220

Tobacco (0.2%):
25,467	Altria Group, Inc.	1,756,204
8,700	Japan Tobacco, Inc.	348,578

		2,104,782

Trading Companies & Distributors (0.4%):
13,155	HD Supply Holdings, Inc.*	458,057
31,700	Mitsubishi Corp.	554,347
58,300	Mitsui & Co., Ltd.	690,410
42,700	Sumitomo Corp.	427,408
11,000	Toyota Tsushu Corp.	236,005

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
16,162	United Rentals, Inc.*	$1,084,470
10,121	Univar, Inc.*^	191,388

		3,642,085

Transportation Infrastructure (0.0%):
2,406	Aeroports de Paris	266,076
13,000	Kamigumi Co., Ltd.	119,469

		385,545

Water Utilities (0.2%):
17,235	American Water Works Co., Inc.^	1,456,530

Wireless Telecommunication Services (0.7%):
25,221	America Movil SAB de C.V., Series L, ADR	309,209
375,531	America Movil SAB de C.V., Series L	230,928
55,100	KDDI Corp.	1,677,560
15,900	NTT DoCoMo, Inc.	427,898
44,788	Vodafone Group plc, ADR^	1,383,502
409,408	Vodafone Group plc	1,246,090

		5,275,187

Total Common Stocks (Cost $410,430,231)		423,613,864

Preferred Stocks (2.1%):
Automobiles (0.1%):
7,098	Volkswagen AG, 3.62%	852,942

Banks (0.3%):
26,982	Citigroup Capital XIII, Series A, 7.00%^	703,421
15,683	HSBC Holdings plc, Series 2, 7.54%	416,070
15,719	Royal Bank of Scotland Group plc, Series T, ADR, 7.19%^	396,276
7,909	U.S. Bancorp, Series G, 5.74%	206,504
15,159	U.S. Bancorp, Series F, 5.28%^	466,897
576,000	USB Capital IX	470,880

		2,660,048

Commercial Services & Supplies (0.1%):
6,516	Stericycle, Inc., 4.73%^	542,001

Consumer Finance (0.1%):
36,300	GMAC Capital Trust I, Series 2, 7.77%^	900,966

Health Care Providers & Services (0.3%):
36,454	Anthem, Inc., 5.66%	1,625,119
143,925	Grand Rounds, Inc.*(a)(b)	390,037

		2,015,156

Internet Software & Services (0.2%):
63,925	Lookout, Inc.*(a)(b)	586,135
116,157	Palantir Technologies, Inc., Series I*(a)(b)	835,169

		1,421,304

Multi-Utilities (0.0%):
7,500	Dominion Resources, Inc., 6.15%^	388,800

Pharmaceuticals (0.5%):
1,806	Allergan plc, Series A, 6.60%	1,505,518
2,955	Teva Pharmaceutical Industries, 4.42%	2,443,785

		3,949,303

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks, continued
Real Estate Investment Trusts (REITs) (0.2%):
3,376	American Tower Corp., Series A, 4.00%	$377,690
13,344	Welltower, Inc., Series I, 4.79%	904,723

		1,282,413

Real Estate Management & Development (0.0%):
15,600	Forestar Group, Inc., 10.09%	239,148

Technology Hardware, Storage & Peripherals (0.3%):
1,991	Samsung Electronics Co., Ltd., 1.93%	2,055,919

Total Preferred Stocks (Cost $16,924,207)		16,308,000

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.*	39,939

Total Warrant (Cost $–)		39,939

Convertible Preferred Stocks (0.5%):
Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 5.77%	353,430

Capital Markets (0.3%):
13,297	Mandatory Exchange Trust, 5.75%(c)	1,357,757

Internet Software & Services (0.1%):
144,482	Domo, Inc., Series E*(a)(b)	1,089,394

Real Estate Investment Trusts (REITs) (0.1%):
8,984	Crown Castle International Corp., Series A	1,085,806

Total Convertible Preferred Stocks (Cost $3,777,551)		3,886,387

Private Placements (0.2%):
Household Durables (0.2%):
$3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(d)	1,195,350

Oil, Gas & Consumable Fuels (0.0%):
268,000	Project Samson BND Corp., 12.00%, 4/1/20(a)(b)(d)	104,520

Total Private Placements (Cost $3,333,000)		1,299,870

Convertible Bonds (0.9%):
Biotechnology (0.1%):
178,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18^	197,691
175,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20^	202,344

		400,035

Diversified Financial Services (0.1%):
100,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(c)	107,353
500,000	Telecom Italia Finance SA, 6.13%, 11/15/16+(c)	535,729

		643,082

Diversified Telecommunication Services (0.1%):
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(c)	284,944
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17	814,387

		1,099,331

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Electrical Equipment (0.1%):
$478,000	Suzlon Energy, Ltd., Series SUEL, 5.75%, 7/16/19(c)(d)	$497,718

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(e)	2,000

Internet Software & Services (0.1%):
430,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100	422,206

Oil, Gas & Consumable Fuels (0.1%):
936,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	351,000
1,146,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	378,179
1,123,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(c)	982,914

		1,712,093

Real Estate Management & Development (0.1%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16+(c)	553,395
750,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(c)	554,787

		1,108,182

Semiconductors & Semiconductor Equipment (0.1%):
246,000	Intel Corp., 3.25%, 8/1/39	399,904

Software (0.1%):
340,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16	674,263

Total Convertible Bonds (Cost $9,188,515)		6,958,814

Floating Rate Loans (0.8%):
Capital Markets (0.1%):
103,280	Sheridan Production Partners, 4.25%, 12/2/20(d)(f)	63,001
38,528	Sheridan Production Partners, 4.25%, 12/16/20(d)(f)	23,502
742,280	Sheridan Production Partners, 4.25%, 12/16/20(d)(f)	452,791

		539,294

Energy Equipment & Services (0.1%):
371,328	Drillships Financing Holdings, Inc., 5.50%, 3/31/21(d)	144,446
1,280,055	Seadrill, Ltd., 4.00%, 2/21/21(d)	568,345

		712,791

Hotels, Restaurants & Leisure (0.2%):
1,460,648	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(d)	1,460,647

Independent Power and Renewable Electricity Producers (0.1%):
600,463	Calpine Corp., 3.50%, 6/15/22(d)	593,455

Marine (0.0%):
470,818	Drillships Ocean Ventures, Inc., 3.50%, 7/9/21(d)	279,350

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Media (0.1%):
$1,093,863	Univision Communications, Inc., 4.00%, 3/1/20(d)	$1,086,830

Metals & Mining (0.0%):
347,375	Novelis, Inc., 0.00%, 6/15/22(d)	343,613

Oil, Gas & Consumable Fuels (0.0%):
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(d)	111,522

Real Estate Management & Development (0.1%):
880,182	Promontoria Blue Holding 2 BV, 0.00%, 4/17/20(b)(d)(f)	976,645

Trading Companies & Distributors (0.1%):
582,075	Univar USA, Inc., 0.00%, 6/30/22(d)	572,826

Total Floating Rate Loans (Cost $8,394,715)		6,676,973

Corporate Bonds (3.8%):
Automobiles (0.1%):
583,000	General Motors Financial Co., Inc., 3.50%, 7/10/19	603,257
327,000	Volkswagen AG, Registered Shares, 2.45%, 11/20/19(c)	332,585

		935,842

Banks (0.8%):
391,000	Bank of America Corp., 2.00%, 1/11/18, MTN	393,500
381,000	Bank of America Corp., 2.60%, 1/15/19	389,865
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100	367,582
1,101,000	Citigroup, Inc., 1.80%, 2/5/18	1,105,514
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100^(d)	294,461
829,000	Citigroup, Inc., Series O, 5.88%, 12/29/49, Callable 1/15/18 @ 100^(d)	795,840
319,000	JPMorgan Chase & Co., 4.35%, 8/15/21	350,943
1,565,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 1/10/24 @ 100(d)	1,613,907
778,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 7/1/16 @ 100, Perpetual Bond^(d)	756,683
379,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	413,772

		6,482,067

Beverages (0.2%):
862,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	893,907
90,000	Molson Coors Brewing Co., 1.45%, 7/15/19	90,228
235,000	Molson Coors Brewing Co., 2.10%, 7/15/21, Callable 6/15/21 @ 100	235,714

		1,219,849

Biotechnology (0.2%):
823,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100	841,371
660,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 5/14/21 @ 100	668,022

		1,509,393

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (0.3%):
$595,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	$630,423
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 10/5/19 @ 100^(d)	660,693
695,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%, 12/31/49, Callable 10/5/20 @ 100^(d)	683,741
509,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(d)	488,640

		2,463,497

Communications Equipment (0.1%):
534,000	Cisco Systems, Inc., 2.20%, 2/28/21	550,349

Consumer Finance (0.3%):
628,000	Ally Financial, Inc., 2.75%, 1/30/17^	630,935
431,000	Ally Financial, Inc., 3.50%, 1/27/19^	428,306
430,000	American Express Co., Series C, 5.01%, 12/29/49, Callable 3/15/20 @ 100^(d)	411,188
200,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	203,697
254,000	General Motors Financial Co., Inc., 2.40%, 4/10/18^	255,995
255,000	Hyundai Capital America, 2.00%, 3/19/18(c)	256,599
198,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	205,116

		2,391,836

Diversified Financial Services (0.2%):
538,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	555,879
624,776	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)	624,776
88,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	101,343
460,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(d)	469,775

		1,751,773

Diversified Telecommunication Services (0.3%):
958,000	AT&T, Inc., 2.38%, 11/27/18	977,674
1,583,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	1,621,110
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	118,374

		2,717,158

Health Care Equipment & Supplies (0.1%):
861,000	Medtronic, Inc., 3.15%, 3/15/22	918,833

Industrial Conglomerates (0.1%):
710,000	General Electric Co., Series D, 5.00%, 12/29/49, Callable 1/21/21 @ 100^(d)	753,310

Internet Software & Services (0.1%):
379,000	eBay, Inc., 3.80%, 3/9/22, Callable 9/2/22 @ 100	402,717

Media (0.1%):
245,000	Cablevision Systems Corp., 5.88%, 9/15/22^	219,520
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(c)	206,250

		425,770

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Metals & Mining (0.0%):
$319,000	Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100^	$279,125

Oil, Gas & Consumable Fuels (0.0%):
111,961	Fieldwood Holdings LLC, 0.00%, 8/31/20(d)	92,181
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100	271,012

		363,193

Personal Products (0.1%):
374,000	Edgewell Personal Care Co., 4.70%, 5/19/21	387,375
342,000	Edgewell Personal Care Co., 4.70%, 5/24/22	351,405

		738,780

Pharmaceuticals (0.2%):
491,000	Forest Laboratories, Inc., 4.38%, 2/1/19, Callable 3/11/18 @ 100(c)	517,879
346,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(c)	387,220
531,000	Mylan, Inc., 2.55%, 3/28/19	537,525

		1,442,624

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19	168,695

Real Estate Management & Development (0.1%):
1,016,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(b)(c)^	1,038,805

Semiconductors & Semiconductor Equipment (0.1%):
976,000	QUALCOMM, Inc., 3.00%, 5/20/22	1,029,977

Software (0.3%):
2,190,000	Oracle Corp., 1.90%, 9/15/21, Callable 1/8/21 @ 100	2,198,044

Wireless Telecommunication Services (0.1%):
440,000	T-Mobile USA, Inc., 6.00%, 4/15/24, Callable 4/15/19 @ 104.5^	455,400

Total Corporate Bonds (Cost $29,565,995)		30,237,037

Foreign Bonds (13.9%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(d)	1,331,483

Metals & Mining (0.0%):
270,000	Constellium NV, 7.00%, 1/15/23, Callable 1/15/18 @ 105.25+(c)	241,919

Sovereign Bonds (13.7%):
4,181,000	Australian Government, Series 124, 5.75%, 5/15/21+	3,712,524
7,534,000	Australian Government, Series 128, 5.75%, 7/15/22+	6,899,116
2,152,000	Bonos y Oblig del Estado (Spanish Government), 1.95%, 4/30/26+	2,543,096
6,729,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.56%, 1/1/21+(g)(h)	1,953,650

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$433,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(h)	$392,232
4,545,000	Bundesobligation, Series 173, -0.56%, 4/9/21+	5,180,709
4,071,000	Buoni del Tesoro Poliennali, 1.50%, 6/1/25+	4,644,634
2,255,000	Canada Housing Trust, 1.25%, 6/15/21+(c)	1,764,636
3,542,000	Canadian Government, 0.25%, 5/1/18+	2,728,530
2,203,000	Canadian Government, 0.75%, 3/1/21+	1,719,186
250,000	Federative Republic of Brazil, 2.88%, 4/1/21+	274,983
4,109,000	Governemnt of France, 0.50%, 5/25/26+(c)	4,692,475
159,750,000	Government of Japan, Series 350, 0.10%, 3/15/17+	1,551,517
3,732,000	Government of Poland, 5.75%, 10/25/21+	1,111,821
741,160,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+	3,096,726
910,000,000	Japan Treasury Bill, Series 601, 0.00%, 7/19/16+(g)	8,813,859
930,000,000	Japan Treasury Bill, Series 611, 0.00%, 9/5/16+(g)	9,011,282
437,050,000	Japan Treasury Bill, Series 362, 0.10%, 3/15/18+	4,262,010
910,000,000	Japan Treasury Discount Bill, Series 609, 0.00%, 8/22/16+(g)	8,816,582
440,000,000	Japan Treasury Discount Bill, Series 593, 0.00%, 9/12/16+(g)	4,263,653
920,000,000	Japan Treasury Discount Bill, Series 617, 0.00%, 10/3/16+(g)	8,917,273
128,111,000	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(d)(i)	7,324,453
4,006,000	New Zealand Government, Series 0521, 6.00%, 5/15/21+	3,379,743
4,418,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+	1,268,240
5,137,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+	1,346,872
2,239,000	Poland Government Bond, Series 0726, 2.50%, 7/25/26+	547,901
725,000	Republic of Indonesia, 2.63%, 6/14/23+(c)	811,613
3,713,858	United Kingdom Treasury, 1.50%, 1/22/21+	5,189,474
124,495	United Kingdom Treasury, 2.00%, 9/7/25+	181,512
639,873	United Kingdom Treasury, 3.50%, 1/22/45+(c)	1,185,795

		107,586,097

Total Foreign Bonds (Cost $107,711,840)		109,159,499

Yankee Dollars (3.7%):
Banks (0.6%):
1,150,000	BNP Paribas SA, 2.40%, 12/12/18	1,172,460
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100^(d)	1,204,875
325,000	ING Groep NV, 6.00%, 12/31/49, Callable 4/16/20 @ 100^(d)	305,500
865,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19	889,049
200,000	Lloyds Bank plc, 2.30%, 11/27/18	201,126

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$250,000	Rabobank Nederland, 3.95%, 11/9/22	$258,545
455,000	Standard Chartered plc, 6.50%, 12/31/49, Callable 2/4/20 @ 100^(c)(d)	415,188
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	469,811
366,000	UBS AG Stamford CT, 2.38%, 8/14/19	374,312

		5,290,866

Capital Markets (0.2%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.88%, 2/24/41, Callable 8/24/16 @ 100(c)(d)	400,500
446,000	Deutsche Bank AG, 1.88%, 2/13/18	443,208

		843,708

Diversified Financial Services (0.1%):
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18	260,264
811,000	Export-Import Bank of Korea, 2.63%, 12/30/20	835,646
255,000	GE Capital International Holdings, Ltd., 2.34%, 11/15/20(c)	262,691

		1,358,601

Diversified Telecommunication Services (0.1%):
190,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104^(c)	187,150
572,000	Telecom Italia SpA, 5.30%, 5/30/24(c)	570,570

		757,720

Electric Utilities (0.0%):
527,380	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 7/25/16 @ 100(b)(c)	35,598

Energy Equipment & Services (0.1%):
562,000	Petroleos Mexicanos, 5.75%, 3/1/18	587,661

Financial Services (0.1%):
495,000	UBS Group AG, 4.13%, 9/24/25(c)	513,091

Industrial Conglomerates (0.0%):
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(c)	172,800

Internet Software & Services (0.2%):
670,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100	685,179
313,000	Alibaba Group Holding, Ltd., 3.60%, 11/28/24, Callable 8/28/24 @ 100^	319,626

		1,004,805

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75(c)	201,000

Metals & Mining (0.1%):
306,000	First Quantum Minerals, Ltd., Registered Shares, 6.75%, 2/15/20, Callable 2/15/17 @ 103.38(c)	252,450
883,000	First Quantum Minerals, Ltd., Registered Shares, 7.00%, 2/15/21, Callable 2/15/18 @ 103.5(c)	709,711

		962,161

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels (0.4%):
$775,000	Petroleous Mexicanos, 3.50%, 7/23/20	$774,310
870,000	Petroleos Mexicanos, 6.38%, 2/4/21(c)	945,951
494,000	YPF SA, 8.88%, 12/19/18(c)	532,285
1,259,000	YPF SA, 8.50%, 7/28/25(c)	1,330,133

		3,582,679

Paper & Forest Products (0.2%):
1,287,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 8/8/16 @ 104(a)	1,287,000

Pharmaceuticals (0.1%):
669,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 12/2/20 @ 100	689,959

Real Estate Investment Trusts (REITs) (0.0%):
316,000	Trust F/1401, 5.25%, 12/15/24, Callable 9/15/24 @ 100(c)	323,110

Real Estate Management & Development (0.0%):
351,000	IRSA Propiedades Comerciales SA, 8.75%, 3/23/23, Callable 3/23/20 @ 104.38(c)	373,376
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(c)	222,517

		595,893

Sovereign Bonds (1.5%):
388,000	City of Buenos Aires Agrentina, 8.95%, 2/19/21^(c)	432,620
487,000	Federal Republic of Brazil, 4.88%, 1/22/21^	513,055
446,000	Provincia de Buenos Aires, 9.13%, 3/16/24(c)	490,600
1,491,000	Republic of Argentina, 6.88%, 4/22/21(c)	1,590,151
833,000	Republic of Argentina, 7.50%, 4/22/26(c)	900,473
917,000	Republic of Argentina, 7.13%, 7/6/36(c)	917,000
382,000	Republic of Argentina, 7.63%, 4/22/46^(c)	412,560
448,000	Republic of Hungary, 6.25%, 1/29/20	496,811
3,072,000	Republic of Hungary, 6.38%, 3/29/21	3,497,078
480,000	Republic of Indonesia, 6.88%, 1/17/18(c)	515,638
1,228,000	Republic of Turkey, 6.75%, 4/3/18	1,320,714

		11,086,700

Total Yankee Dollars (Cost $29,277,957)		29,293,352

U.S. Government Agency Mortgages (0.6%):
4,497,000	Federal National Mortgages Association, 3.00%, 7/25/46	4,666,866

Total U.S. Government Agency Mortgage (Cost $4,613,290)		4,666,866

U.S. Treasury Obligations (17.9%):
U.S. Treasury Bills (5.7%)
10,564,000	0.12%, 7/14/16(g)	10,563,525
4,657,000	0.17%, 7/21/16(g)	4,656,525
4,000,000	0.17%, 7/28/16(g)	3,999,472
11,000,000	0.21%, 8/4/16(g)	10,997,767
6,435,000	0.20%, 8/11/16(g)	6,433,507
4,870,000	0.22%, 8/18/16(g)	4,868,510
2,000,000	0.22%, 8/25/16(g)	1,999,318
1,870,000	0.24%, 9/22/16(g)	1,868,960

		45,387,584

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Bonds (0.2%)
$1,113,300	1.00%, 2/15/46#	$1,213,654

U.S. Treasury Notes (7.5%)
2,281,000	0.88%, 1/31/17(j)	2,286,682
8,214,900	1.25%, 3/31/21	8,310,530
39,858,700	1.38%, 4/30/21	40,546,901
3,296,500	1.75%, 3/31/22	3,406,082
1,824,100	2.00%, 8/15/25#	1,906,969
1,639,300	1.63%, 2/15/26	1,657,742

		58,114,906

U.S. Treasury Inflation Index Notes (4.5%)
5,506,100	0.13%, 4/15/21	5,695,251
5,035,900	0.38%, 7/15/25	5,231,711
23,292,100	0.63%, 1/15/26	24,697,593

		35,624,555

Total U.S. Treasury Obligations (Cost $138,118,832)		140,340,699

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $491,038)		199,693

Collateralized Mortgage Obligation (0.1%):
459,000	Logistics UK, Class F, Series 2015-1A, 0.66%, 8/20/25(a)(b)(d)	586,618

Total Collateralized Mortgage Obligation (Cost $688,634)		586,618

Purchased Options (0.3%):
Total Purchased Options (Cost $5,830,457)		4,026,531

Exchange Traded Funds (3.2%):
4,667	ETFS Platinum Trust(j)	461,660
5,528	ETFS Physical Palladium Shares(j)	318,468
124,200	iShares Gold Trust(j)	1,584,792
181,060	SPDR Gold Trust(j)#	22,907,711

Total Exchange Traded Fund (Cost $24,431,286)		25,272,631

Mutual Fund (0.1%):
9,367	iShares Iboxx $ High Yield Corporate Bond Fund, 5.62%	793,291

Total Mutual Fund (Cost $783,722)		793,291

Securities Held as Collateral for Securities on Loan (5.5%):
$43,189,075	AZL BlackRock Global Allocation Fund Securities Lending Collateral Account(k)	43,189,075

Total Securities Held as Collateral for Securities on Loan (Cost $43,189,075)		43,189,075

Unaffiliated Investment Company (0.8%):
5,801,321	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(g)	5,801,321

Total Unaffiliated Investment Company (Cost $5,801,321)		5,801,321

Total Investment Securities (Cost $842,551,667)(l) — 108.6%		852,350,460
Net other assets (liabilities) — (8.6)%		(66,600,930)

Net Assets — 100.0%		$785,749,530

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

MTN—Medium Term Note

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $42,561,731.

#	All or a portion of the security has been pledged as collateral for open derivative positions.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 1.45% of the net assets of the fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 1.55% of the net assets of the fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Variable rate security. The rate presented represents the rate in effect at June 30, 2016. The date presented represents the final maturity date.

(e)	Defaulted bond.

(f)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 0.19% of the net assets of the Fund.

(g)	The rate represents the effective yield at June 30, 2016.

(h)	Principal amount is stated in 1,000 Brazilian Real Units.

(i)	Principal amount is stated in 100 Mexican Peso Units.

(j)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).

(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(l)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Argentina	0.7%
Australia	1.7%
Belgium	0.2%
Bermuda	—	%NM
Brazil	0.4%
Canada	1.6%
Cayman Islands	0.2%
Chile	—	%NM
China	0.3%
Denmark	0.1%
European Community	—	%NM
Finland	0.1%
France	3.0%
Germany	1.6%
Guernsey	—	%NM
Hong Kong	0.6%
Hungary	0.8%
India	0.4%
Indonesia	0.3%
Ireland (Republic of)	0.8%
Israel	0.6%
Italy	1.4%

Country	Percentage
Japan	13.0%
Jersey	0.2%
Korea, Republic Of	0.3%
Luxembourg	0.2%
Mexico	1.4%
Netherlands	1.8%
New Zealand	0.4%
Norway	—	%NM
Poland	0.5%
Portugal	0.1%
Republic of Korea (South)	0.2%
Singapore	0.7%
Spain	0.6%
Sweden	0.3%
Switzerland	1.3%
Taiwan	0.2%
Turkey	0.2%
United Arab Emirates	0.2%
United Kingdom	4.8%
United States	58.8%

	100.0%

NM Not meaningful, amount is less than 0.05%.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Securities Sold Short (-0.3%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Alcoa, Inc.	$(393,174)	$(372,153)	$21,021
Church & Dwight Co., Inc.	(552,930)	(573,097)	(20,167)
Ecolab, Inc.	(710,910)	(723,462)	(12,552)
Gentex Corp.	(389,265)	(383,916)	5,349
LafargeHolcim, Ltd.	(476,514)	(403,554)	72,960

	$(2,522,793)	$(2,456,182)	$66,611

Futures Contracts

Cash of $140,430 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 September Futures (Euro)	Short	9/19/16	(39)	$(1,235,478)	$10,264
DJ EURO STOXX 600 September Futures (Euro)	Short	9/16/16	(65)	(1,179,582)	(26,887)
MSCI Taiwan Index July Futures (U.S. Dollar)	Short	7/28/16	(1)	(31,750)	(978)
NIKKEI 225 Index September Futures (Japanese Yen)	Short	9/8/16	(1)	(76,223)	2,665
CAC 40 10 Euro July Futures (Euro)	Short	7/15/16	(3)	(140,941)	(4,036)
ASX SPI 200 Index September Futures (Australian Dollar)	Long	9/16/16	1	96,481	85
FTSE 100 Index September Futures (British Pounds)	Long	9/19/16	1	85,484	6,626
S&P 500 Index E-Mini September Futures (U.S. Dollar)	Long	9/19/16	5	522,550	8,821
German Stock Index September Futures (Euro)	Long	9/16/16	2	536,406	3,234
NASDAQ 100 E-Mini September Futures (U.S. Dollar)	Long	9/16/16	6	528,840	(1,378)

Total					$(1,584)

Option Contracts

Over-the-counter options purchased as of June 30, 2016 were as follows:

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Fair Value
AFLAC, Inc.	Goldman Sachs	Call	85.00 USD	1/19/18	23,937	$50,904
Allstate Corp.	Goldman Sachs	Call	80.00 USD	1/19/18	15,243	41,255
Apple, Inc.	Citigroup Global Markets	Call	100.00 USD	9/16/16	14,409	28,966
BB&T Corp.	Goldman Sachs	Call	40.00 USD	1/19/18	33,282	67,895
Capital One Financial Corp.	Goldman Sachs	Call	80.00 USD	1/19/18	34,070	108,268
CIT Group, Inc.	Goldman Sachs	Call	42.00 USD	1/19/18	20,475	36,757
Citigroup, Inc.	Goldman Sachs	Call	55.00 USD	1/19/18	46,690	110,669
CME Group, Inc.	Goldman Sachs	Call	115.00 USD	1/19/18	16,384	54,188
Comerica, Inc.	Goldman Sachs	Call	55.00 USD	1/19/18	28,632	55,483
E*Trade Financial Corp.	Goldman Sachs	Call	35.00 USD	1/19/18	42,404	47,565
Euro Stoxx 50 Index	Goldman Sachs	Call	3500.00 EUR	3/16/18	424	28,882
Euro Stoxx 50 Index	Morgan Stanley	Call	3025.00 EUR	3/17/17	144	20,080
Euro Stoxx 50 Index	Morgan Stanley	Call	3025.00 EUR	3/17/17	144	20,080
Euro Stoxx 50 Index	Morgan Stanley	Call	3450.00 EUR	3/20/17	248	6,696
Euro Stoxx 50 Index	UBS Warburg	Call	3600.00 EUR	6/15/18	206	11,412
Euro Stoxx 50 Index	Citigroup Global Markets	Call	3150.00 EUR	6/16/17	540	51,335
Euro Stoxx 50 Index	Bank of America	Call	3600.00 EUR	9/15/17	477	14,778
Euro Stoxx 50 Index	Deutsche Bank	Call	3426.55 EUR	9/21/18	225	20,696
Euro Stoxx 50 Index	Barclays Bank	Call	3500.00 EUR	12/15/17	488	27,143
Fifth Third BanCorp	Goldman Sachs	Call	25.00 USD	1/19/18	46,690	23,102
Franklin Resources, Inc.	Goldman Sachs	Call	45.00 USD	1/19/18	42,153	46,798

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Fair Value
JPMorgan Chase & Co.	Goldman Sachs	Call	70.00 USD	1/19/18	46,690	$142,176
KeyCorp	Goldman Sachs	Call	15.00 USD	1/19/18	46,690	16,573
Lincoln National Corp.	Goldman Sachs	Call	55.00 USD	1/19/18	28,360	52,120
MetLife, Inc.	Goldman Sachs	Call	52.50 USD	1/19/18	46,690	60,314
MetLife, Inc.	UBS Warburg	Call	50.00 USD	1/20/17	12,874	5,164
MetLife, Inc.	UBS Warburg	Call	52.50 USD	1/20/17	11,800	3,013
Morgan Stanley	Goldman Sachs	Call	35.00 USD	1/19/18	46,690	46,752
MunuLife Financial Corp.	Goldman Sachs	Call	22.00 CAD	1/19/18	46,690	24,379
Nikkei 225	Goldman Sachs	Call	21968.28 JPY	3/09/18	16,713	31,995
Prudential Financial, Inc.	Morgan Stanley	Call	87.50 USD	1/20/17	14,400	12,543
Qualcomm, Inc.	Deutsche Bank	Call	52.50 USD	5/19/17	25,613	134,194
Regions Financial Corp.	Goldman Sachs	Call	12.00 USD	1/19/18	46,690	11,522
SPDR Gold Shares(a)	JPMorgan Stanley Chase	Call	100.00 USD	9/16/16	15,657	415,663
SPDR Gold Shares(a)	JPMorgan Stanley Chase	Call	120.00 USD	9/16/16	21,700	172,585
SPDR Gold Shares(a)	JPMorgan Stanley Chase	Call	125.00 USD	9/16/16	22,367	108,183
SPDR Gold Shares(a)	JPMorgan Stanley Chase	Call	127.00 USD	10/21/16	11,307	53,904
SPDR Gold Shares(a)	JPMorgan Stanley Chase	Call	100.00 USD	12/16/16	12,078	324,108
SPDR Gold Shares(a)	JPMorgan Stanley Chase	Call	125.00 USD	12/16/16	22,367	153,410
SPDR Gold Trust(a)	Societe Generale	Call	121.00 USD	1/20/17	22,476	216,029
State Street Corp.	Goldman Sachs	Call	72.50 USD	1/19/18	31,589	60,581
Stoxx Europe 600 Index	Credit Suisse	Call	355.61 EUR	3/17/17	4,134	43,899
Stoxx Europe 600 Index	JPMorgan Stanley Chase	Call	372.06 EUR	9/15/17	3,057	25,949
Stoxx Europe 600 Index	Credit Suisse	Call	345.00 EUR	9/16/16	3,474	21,431
SunTrust Banks, Inc.	Goldman Sachs	Call	55.00 USD	1/19/18	46,690	59,969
Synchrony Financial	Goldman Sachs	Call	35.00 USD	1/19/18	46,690	59,133
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Call	9000.00 TWD	9/20/17	6,476	46,987
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Call	9000.00 TWD	12/20/17	6,603	58,042
Taiwan Stock Exchange Weighted Index	Citibank	Call	9000.77 TWD	9/22/16	6,700	7,827
TD Ameritrade Holdg Corp.	Goldman Sachs	Call	40.00 USD	1/19/18	39,795	38,593
The Charles Schwab Corp.	Goldman Sachs	Call	40.00 USD	1/19/18	46,690	17,468
Travelers Companies, Inc.	Goldman Sachs	Call	135.00 USD	1/19/18	14,440	55,406
Wells Fargo & Co.	Goldman Sachs	Call	55.00 USD	1/19/18	46,690	83,708
Zions Bancorporation	Goldman Sachs	Call	35.00 USD	1/19/18	38,281	36,099
Euro Stoxx 50 Index	UBS Warburg	Put	2875.00 EUR	7/15/16	1,187	84,574
Gentex Corp.	Morgan Stanley	Put	12.50 USD	9/16/16	68,310	4,379
S&P 500 Index	Morgan Stanley	Put	2035.00 USD	7/15/16	8,685	59,785

Total						$3,621,409

Over-the-counter options written as of June 30, 2016 were as follows:

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Fair Value
Alexion Pharmaceuticals, Inc.	Credit Suisse	Call	125.00 USD	11/18/16	1,444	$(10,717)
Bank of America	Morgan Stanley	Call	14.00 USD	7/15/16	27,969	(3,623)
Euro Stoxx 50 Index	UBS Warburg	Call	3075.00 EUR	7/15/16	1,187	(2,746)
General Electric Co.	Deutsche Bank	Call	32.50 USD	1/20/17	65,566	(66,996)
General Electric Co.	UBS Warburg	Call	31.00 USD	9/16/16	77,197	(91,105)
Johnson & Johnson	Barclays Bank	Call	110.00 USD	1/20/17	21,498	(275,896)
JPMorgan Chase & Co.	Credit Suisse	Call	58.50 USD	7/15/16	12,912	(47,407)
Mylan NV	Barclays Bank	Call	45.00 USD	7/15/16	5,141	(2,940)
Qualcomm, Inc.	Deutsche Bank	Call	70.00 USD	5/19/17	25,613	(13,307)
SPDR Gold Shares(a)	Citigroup Global Markets	Call	150.00 USD	10/21/16	113	(7,295)
Apple, Inc.	Citigroup Global Markets	Put	90.00 USD	9/16/16	14,409	(29,933)
Euro Stoxx 50 Index	Morgan Stanley	Put	2375.00 EUR	3/17/17	144	(12,244)
Euro Stoxx 50 Index	Morgan Stanley	Put	2375.00 EUR	3/17/17	144	(12,244)
Euro Stoxx 50 Index	Citigroup Global Markets	Put	2350.00 EUR	6/16/17	540	(68,930)

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Fair Value
Euro Stoxx 50 Index	UBS Warburg	Put	2650.00 EUR	7/15/16	1,187	$(12,708)
Euro Stoxx 50 Index	Deutsche Bank	Put	2586.07 EUR	9/21/18	225	(79,339)
Johnson & Johnson	Barclays Bank	Put	97.50 USD	1/20/17	21,498	(21,330)
MetLife, Inc.	UBS Warburg	Put	45.00 USD	1/20/17	6,437	(44,791)
MetLife, Inc.	UBS Warburg	Put	46.00 USD	1/20/17	5,900	(45,808)
Nikkei 225	Goldman Sachs	Put	17974.04 JPY	3/09/18	16,713	(596,798)
Prudential Financial, Inc.	Morgan Stanley	Put	77.50 USD	1/20/17	7,200	(73,073)
Qualcomm, Inc.	Deutsche Bank	Put	40.00 USD	5/19/17	25,613	(38,566)
S&P 500 Index	Morgan Stanley	Put	1870.00 USD	7/15/16	8,685	(4,374)
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Put	8600.00 TWD	9/20/17	6,476	(195,201)
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Put	8100.70 TWD	9/21/16	6,700	(34,777)
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Put	8600.00 TWD	12/20/17	6,603	(213,155)

Total						$(2,005,303)

Exchange-traded options purchased as of June 30, 2016 were as follows:

Description	Put/Call	Strike Price	Expiration Date	Contracts	Fair Value
SPDR Gold Trust(a)	Call	124.00 USD	8/19/16	451	$209,715
SPDR Gold Trust(a)	Call	125.00 USD	9/30/16	218	113,360

Total					$323,075

Exchange-traded options written as of June 30, 2016 were as follows:

Description	Put/Call	Strike Price	Expiration Date	Contracts	Fair Value
Altria Group, Inc.	Call	67.50 USD	9/16/16	90	$(25,425)
Altria Group, Inc.	Call	67.50 USD	12/16/16	90	(33,525)
Hershey Foods Co.	Call	100.00 USD	8/19/16	25	(37,625)
Mondelez International, Inc.	Call	43.00 USD	9/16/16	98	(38,465)
Perrigo Co. plc	Call	110.00 USD	11/18/16	29	(8,048)
SPDR Gold Shares(a)	Call	145.00 USD	1/20/17	225	(47,138)
SPDR Gold Shares(a)	Call	137.00 USD	9/16/16	224	(28,000)
SPDR Gold Shares(a)	Call	145.00 USD	12/16/16	224	(38,191)
SPDR Gold Trust(a)	Call	136.00 USD	8/9/16	451	(37,433)
SPDR Gold Trust(a)	Call	145.00 USD	9/30/16	218	(15,478)
WhiteWave Foods Co.	Call	37.50 USD	7/15/16	46	(44,160)
Whole Foods Market, Inc.	Call	34.00 USD	9/16/16	127	(12,692)

Total					$(366,180)

Exchange-traded currency options purchased as of June 30, 2016 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Fair Value
Japanese Yen Call Currency Option (USD/JPY)	Goldman Sachs	110.50 USD	9/08/16	43,771	$12,407
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Stanley Chase	110.00 USD	10/04/16	43,938	20,209
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	108.50 USD	11/15/16	44,615	43,093
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	110.00 USD	7/07/16	43,710	698
Japanese Yen Call Currency Option (USD/JPY)	Morgan Stanley	111.00 USD	8/08/16	43,780	5,640

Total					$82,047

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Exchange-traded currency options written as of June 30, 2016 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Fair Value
Australian Dollar Call Currency Option (USD/AUD)	Goldman Sachs	0.80 AUD	11/09/16	(26,350)	$(8,752)
Australian Dollar Call Currency Option (USD/AUD)	Deutsche Bank	0.79 AUD	11/10/16	(26,840)	(12,873)
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Stanley Chase	117.00 USD	10/04/16	(43,938)	(3,506)
New Zealand Call Currency Option (USD/NZD)	Morgan Stanley	0.73 NZD	11/08/16	(28,600)	(36,427)
New Zealand Call Currency Option (USD/NZD)	JPMorgan Stanley Chase	0.73 NZD	11/10/16	(29,040)	(42,843)
Australian Dollar Put Currency Option (USD/AUD)	Goldman Sachs	0.69 AUD	11/09/16	(26,350)	(14,653)
Australian Dollar Put Currency Option (USD/AUD)	Deutsche Bank	0.67 AUD	11/10/16	(26,840)	(10,272)
Great Britain Pond Put Currency Option (USD/GBP)	Goldman Sachs	1.30 GBP	7/15/16	(44,682)	(41,965)
Japanese Yen Call Currency Option (USD/JPY)	Goldman Sachs	100.50 USD	9/08/16	(43,770)	(57,256)
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Stanley Chase	100.00 USD	10/04/16	(43,938)	(64,969)
Japanese Yen Call Currency Option (USD/JPY)	Morgan Stanley	101.00 USD	8/08/16	(43,780)	(43,862)
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	98.00 USD	11/15/16	(44,615)	(63,368)
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	115.00 USD	11/15/16	(44,615)	(10,091)
New Zealand Call Currency Option (USD/NZD)	Morgan Stanley	0.62 NZD	11/08/16	(28,600)	(8,010)
New Zealand Call Currency Option (USD/NZD)	JPMorgan Stanley Chase	0.62 NZD	11/10/16	(29,040)	(7,454)
South African Rand Call Currency Option (USD/ZAR)	Deutsche Bank	17.00 USD	8/22/16	(22,177)	(7,570)
South African Rand Call Currency Option (USD/ZAR)	Goldman Sachs	14.20 USD	8/22/16	(22,177)	(24,733)

Total					$(458,604)

Over-the-counter interest rate swaptions purchased as of June 30, 2016 were as follows:

Description	Counterparty	Put/Call	Exercise Rate	Expiration Date	Notional Amount	Fair Value
10-Year Interest Rate, Pay 6-Month GBP LIBOR	Goldman Sachs	Put	1.22 GBP	9/15/16	907	$83,317
10-Year Interest Rate, Pay 6-Month GBP LIBOR	Goldman Sachs	Put	1.62 GBP	9/15/16	907	9,964
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	1.25 JPY	8/01/16	1,937,700	16
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	1.48 USD	9/16/16	904	93,419
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	1.88 USD	9/16/16	904	12,185
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	1.07 JPY	4/04/18	1,006,980	792

Total						$199,693

Over-the-counter interest rate swaptions written as of June 30, 2016 were as follows:

Description	Counterparty	Put/Call	Exercise Rate	Expiration Date	Notional Amount	Fair Value
10-Year Interest Rate, Pay 6-Month GBP LIBOR	Goldman Sachs	Put	1.42 GBP	9/15/16	1,814	$(65,539)
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	1.68 USD	9/16/16	1,808	(79,206)

Total						$(144,745)

Forward Currency Contracts

At June 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Deutsche Bank	9/30/16	1,043,000	$768,399	$775,019	$(6,620)
Australian Dollar	Goldman Sachs	11/9/16	2,635,000	1,954,353	1,955,241	(888)
Australian Dollar	Deutsche Bank	11/10/16	2,684,000	1,955,305	1,991,530	(36,225)
Brazilian Real	Morgan Stanley	7/13/16	1,524,292	358,000	472,657	(114,657)
Brazilian Real	Goldman Sachs	8/25/16	5,203,000	1,432,544	1,591,680	(159,136)
Brazilian Real	Deutsche Bank	12/2/16	2,993,000	802,413	889,570	(87,157)

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
British Pound	Deutsche Bank	8/3/16	1,368,000	$1,998,751	$1,821,342	$177,409
British Pound	Deutsche Bank	8/4/16	540,000	778,637	718,957	59,680
British Pound	HSBC Bank	9/1/16	1,373,000	1,968,947	1,828,460	140,487
British Pound	Goldman Sachs	9/2/16	1,373,000	1,977,958	1,828,481	149,477
British Pound	BNP Paribas	9/9/16	1,373,000	1,976,644	1,828,623	148,021
British Pound	JPMorgan Chase	9/15/16	1,372,000	1,939,322	1,827,413	111,909
British Pound	Morgan Stanley	9/16/16	1,338,000	1,965,415	1,782,147	183,268
British Pound	Credit Suisse First Boston	9/23/16	803,000	1,098,171	1,069,637	28,534
British Pound	Credit Suisse First Boston	9/30/16	803,000	1,101,218	1,069,726	31,492
British Pound	HSBC Bank	9/30/16	803,000	1,095,123	1,069,726	25,397
Chinese Renminbi	Deutsche Bank	11/4/16	12,566,000	1,933,796	1,883,682	50,114
Emirati Dirham	BNP Paribas	1/19/17	2,788,058	753,000	758,152	(5,152)
Emirati Dirham	Goldman Sachs	1/19/17	2,790,242	753,000	758,746	(5,746)
Emirati Dirham	BNP Paribas	1/25/17	2,766,290	747,000	752,162	(5,162)
European Euro	Credit Lyonnais	7/1/16	1,757,851	1,961,990	1,950,502	11,488
European Euro	Morgan Stanley	7/1/16	654,149	739,392	725,841	13,551
European Euro	Morgan Stanley	7/28/16	1,401,000	1,586,282	1,556,154	30,128
European Euro	JPMorgan Chase	9/1/16	1,373,000	1,555,321	1,526,991	28,330
Japanese Yen	Morgan Stanley	7/19/16	910,000,000	8,371,203	8,818,997	(447,794)
Japanese Yen	Goldman Sachs	7/28/16	86,173,826	786,774	835,372	(48,598)
Japanese Yen	Goldman Sachs	8/9/16	5,056,065	46,903	49,033	(2,130)
Japanese Yen	Goldman Sachs	8/10/16	4,785,238	43,832	46,408	(2,576)
Japanese Yen	Goldman Sachs	8/19/16	509,700	4,661	4,945	(284)
Japanese Yen	JPMorgan Chase	8/22/16	910,000,000	8,551,506	8,828,815	(277,309)
Japanese Yen	Goldman Sachs	9/6/16	930,000,000	8,589,240	9,028,193	(438,953)
Japanese Yen	Credit Suisse First Boston	9/12/16	440,000,000	3,893,805	4,272,562	(378,757)
Japanese Yen	Deutsche Bank	10/3/16	920,000,000	8,964,851	8,941,897	22,954
Japanese Yen	HSBC Bank	2/13/17	3,510,006	32,399	34,311	(1,912)
Korean Won	Credit Suisse First Boston	8/10/16	1,769,212,000	1,460,770	1,536,083	(75,313)
Mexican Peso	Goldman Sachs	8/25/16	36,337,655	1,941,000	1,977,099	(36,099)
Mexican Peso	JPMorgan Chase	8/25/16	25,507,708	1,364,000	1,387,851	(23,851)
New Zealand Dollar	Morgan Stanley	11/8/16	2,860,000	1,935,391	2,028,002	(92,611)
New Zealand Dollar	JPMorgan Chase	11/10/16	2,904,000	1,937,258	2,059,003	(121,745)
Polish Zloty	JPMorgan Chase	7/13/16	7,627,688	1,889,000	1,933,619	(44,619)
Taiwanese Dollar	Citibank	1/9/17	65,071,070	1,943,000	2,025,928	(82,928)
Taiwanese Dollar	Goldman Sachs	1/9/17	65,604,850	1,945,000	2,042,547	(97,547)
Taiwanese Dollar	JPMorgan Chase	1/9/17	64,779,873	1,943,000	2,016,862	(73,862)
Taiwanese Dollar	Credit Suisse First Boston	1/11/17	64,579,900	1,925,000	2,010,731	(85,731)
Taiwanese Dollar	Deutsche Bank	2/16/17	24,630,540	737,000	767,537	(30,537)

				$91,506,574	$93,078,234	$(1,571,660)

Long Contracts:
Brazilian Real	Morgan Stanley	7/13/16	1,524,292	393,833	472,657	78,824
Brazilian Real	Goldman Sachs	8/25/16	2,640,000	787,496	807,618	20,122
Brazilian Real	Deutsche Bank	12/2/16	2,993,000	840,046	889,570	49,524
British Pound	Deutsche Bank	8/3/16	1,368,000	1,979,705	1,821,342	(158,363)
British Pound	Deutsche Bank	8/4/16	540,000	775,894	718,957	(56,937)
Canadian Dollar	Deutsche Bank	8/24/16	2,529,000	1,933,545	1,958,067	24,522
Canadian Dollar	JPMorgan Chase	9/2/16	2,517,000	1,961,273	1,948,778	(12,495)
Chinese Renminbi	Deutsche Bank	11/4/16	12,566,000	1,913,070	1,883,682	(29,388)
European Euro	Credit Suisse First Boston	7/1/16	2,412,000	2,757,254	2,676,342	(80,912)
European Euro	Morgan Stanley	7/28/16	2,406,000	2,733,830	2,672,453	(61,377)
European Euro	Deutsche Bank	7/29/16	1,144,000	1,292,812	1,270,739	(22,073)
European Euro	Credit Suisse First Boston	8/24/16	1,373,000	1,520,790	1,526,537	5,747
European Euro	JPMorgan Chase	9/1/16	1,373,000	1,539,147	1,526,991	(12,156)
European Euro	HSBC Bank	9/23/16	1,730,000	1,954,346	1,925,696	(28,650)

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	Citibank	7/15/16	78,392,000	$714,929	$759,614	$44,685
Japanese Yen	Morgan Stanley	7/28/16	219,388,000	2,017,825	2,126,755	108,930
Japanese Yen	Goldman Sachs	8/4/16	204,724,860	1,884,000	1,985,065	101,065
Korean Won	Credit Suisse First Boston	8/10/16	900,726,354	775,152	782,038	6,886
Korean Won	Credit Suisse First Boston	8/10/16	868,485,646	758,503	754,045	(4,458)
Polish Zloty	JPMorgan Chase	7/13/16	7,627,688	2,019,050	1,933,619	(85,431)
South African Rand	Citibank	8/26/16	12,335,390	765,000	829,470	64,470
Taiwanese Dollar	Deutsche Bank	8/3/16	102,288,797	3,176,000	3,173,622	(2,378)
Taiwanese Dollar	Goldman Sachs	8/3/16	38,308,515	1,191,000	1,188,564	(2,436)
Taiwanese Dollar	Citibank	1/9/17	65,071,070	1,992,927	2,025,928	33,001
Taiwanese Dollar	Credit Suisse First Boston	1/9/17	65,585,400	2,012,439	2,041,941	29,502
Taiwanese Dollar	JPMorgan Chase	1/9/17	64,779,873	1,985,255	2,016,862	31,607
Taiwanese Dollar	Credit Suisse First Boston	1/11/17	64,579,900	1,982,316	2,010,731	28,415
Taiwanese Dollar	Deutsche Bank	2/16/17	24,630,540	768,743	767,537	(1,206)

				$44,426,180	$44,495,220	$69,040

At June 30, 2016, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	Deutsche Bank	978,000 EUR	120,169,011 JPY	$1,114,243	$1,035,641	$(78,602)
European Euro/Japanese Yen	Deutsche Bank	1,699,000 EUR	210,390,568 JPY	1,925,921	1,773,567	(152,354)
European Euro/Japanese Yen	HSBC Bank	668,000 EUR	83,094,190 JPY	762,378	697,823	(64,555)
Japanese Yen/European Euro	Deutsche Bank	210,900,268 JPY	1,699,000 EUR	1,879,605	2,036,904	157,299
Japanese Yen/European Euro	Deutsche Bank	125,225,076 JPY	978,000 EUR	1,112,194	1,239,829	127,635
Japanese Yen/European Euro	HSBC Bank	86,604,196 JPY	668,000 EUR	764,503	863,369	98,866
Japanese Yen/European Euro	Morgan Stanley	209,222,906 JPY	1,643,000 EUR	1,874,356	2,077,625	203,269
European Euro/Japanese Yen	Morgan Stanley	1,643,000 EUR	204,437,668 JPY	1,861,232	1,704,372	(156,860)

				$11,294,432	$11,429,130	$134,698

Centrally Cleared Credit Default Swap Agreements—Sell Protection(b)

At June 30, 2016, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at June 30, 2016 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 26	JPMorgan Chase	6/20/21	4.23	3,002,920	5.00	96,656	86,362	10,294
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 26	JPMorgan Chase	6/20/21	0.77	15,562,152	1.00	163,986	170,549	(6,563)
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 25	JPMorgan Chase	6/20/21	3.66	5,442,778	5.00	343,708	523,310	(179,602)
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 25	JPMorgan Chase	6/20/21	0.84	3,380,000	1.00	28,132	51,306	(23,174)

						632,482	831,527	(199,045)

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Over-the-Counter Currency Swap Agreements

At June 30, 2016, the Fund’s open over-the-counter currency swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.230	3/15/17	Bank of America	1,597,500 JPY	(225,784)	(225,784)
Pay	3-Month U.S. Dollar LIBOR BBA	1.963	3/15/18	Bank of America	263,100,000 JPY	(221,622)	(221,622)
Pay	3-Month U.S. Dollar LIBOR BBA	1.838	3/15/18	Bank of America	173,950,000 JPY	(138,445)	(138,445)

						(585,851)	(585,851)

Centrally Cleared Interest Rate Swap Agreements

At June 30, 2016, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)	Upfront Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	0.016	4/9/21	JPMorgan Chase	1,165,000 EUR	(141)	(8,764)	(8,623)
Pay	3-Month U.S. Dollar LIBOR BBA	1.380	6/28/22	JPMorgan Chase	4,553,447 USD	61	(374)	(434)
Pay	3-Month U.S. Dollar LIBOR BBA	1.450	6/28/22	JPMorgan Chase	4,553,447 USD	61	(9,643)	(9,704)
Pay	3-Month U.S. Dollar LIBOR BBA	1.445	6/28/22	JPMorgan Chase	9,106,893 USD	121	(17,962)	(18,083)

							(36,743)	(36,844)

Total Return Swaps at June 30, 2016

Pay/ Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount (Local)	Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	179,040 EUR	$(12,480)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	357,346 EUR	(9,836)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	365,440 EUR	(6,720)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	363,120 EUR	(30,000)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	192,100 EUR	(15,130)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	27,850,000 JPY	46,973
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	25,515,000 JPY	37,918
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	42,966,300 JPY	(4,419)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	43,387,500 JPY	(8,499)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	24,640,000 JPY	(16,678)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	44,447,000 JPY	(18,257)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	20,625,000 JPY	(9,501)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	20,976,000 JPY	(13,831)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	37,400,000 JPY	(15,128)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	31,410,000 JPY	(20,223)
Pay	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas SA	514,250 USD	7,700
Pay	S&P 500 Index Dividends December Futures	12/17/20	Goldman Sachs	215,888 USD	3,713
Pay	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	267,025 USD	6,600

					$(77,798)

(a)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).

(b)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(c)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$842,551,667

Investment securities, at value*	$852,350,460
Cash	53,160
Segregated cash for collateral	1,259,315
Deposits with brokers for securities sold short	2,628,268
Interest and dividends receivable	2,783,559
Foreign currency, at value (cost $341,547)	341,922
Unrealized appreciation on forward currency contracts	2,426,608
Unrealized appreciation on swap contracts	102,904
Receivable for capital shares issued	3,600
Receivable for investments sold	4,077,586
Reclaims receivable	154,757
Receivable for variation margin on swaps	72,426
Receivable for variation margin on futures contracts	41,334
Prepaid expenses	12,632

Total Assets	866,308,531

Liabilities:
Cash received as collateral for derivatives	1,340,000
Written options (Proceeds received $2,961,408)	2,974,832
Unrealized depreciation on forward currency contracts	3,794,530
Unrealized depreciation on swap agreements	766,553
Payable for collateral received on loaned securities	43,189,075
Payable for investments purchased	25,200,165
Securities sold short (Proceeds received $2,522,793)	2,456,182
Dividend payable on securities sold short	2,135
Payable for variation margin on futures contracts	13,755
Payable for variation margin on swaps	30
Manager fees payable	481,718
Administration fees payable	23,909
Distribution fees payable	160,573
Custodian fees payable	102,218
Administrative and compliance services fees payable	904
Trustee fees payable	9,370
Other accrued liabilities	43,052

Total Liabilities	80,559,001

Net Assets	$785,749,530

Net Assets Consist of:
Capital	774,448,195
Accumulated net investment income/(loss)	5,453,680
Accumulated net realized gains/(losses) from investment transactions	(1,703,576)
Net unrealized appreciation/(depreciation) on investments	7,551,231

Net Assets	$785,749,530

Shares of beneficial interest (unlimited number of shares authorized, no par value)	71,405,554
Net Asset Value (offering and redemption price per share)	$11.00

*	Includes securities on loan of $42,357,242.

Consolidated Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$6,512,783
Interest	3,203,737
Income from securities lending	184,946
Foreign withholding tax	(430,505)

Total Investment Income	9,470,961

Expenses:
Manager fees	2,881,800
Administration fees	132,038
Distribution fees	960,600
Custodian fees	152,577
Administrative and compliance services fees	7,596
Trustee fees	27,062
Professional fees	32,213
Shareholder reports	7,059
Dividends on securities sold short	25,956
Other expenses	54,191

Net expenses	4,281,092

Net Investment Income/(Loss)	5,189,869

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains (losses) on securities transactions	(9,237,306)
Net realized gains (losses) on futures contracts	(830,189)
Net realized gains (losses) on options contracts	(2,993,895)
Net realized gains (losses) on securities transactions held short	200,974
Net realized gains (losses) on swap agreements	1,066,250
Net realized gains (losses) on forward currency contracts	(5,434,394)
Change in net unrealized appreciation/depreciation on investments	12,997,736

Net Realized/Unrealized Gains/(Losses) on Investments	(4,230,824)

Change in Net Assets Resulting From Operations	$959,045

See accompanying notes to the financial statements.

Consolidated Statements of Changes in Net Assets

	AZL BlackRock Global Allocation Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$5,189,869	$6,656,344
Net realized gains/(losses) on investment transactions	(17,228,560)	14,779,142
Change in unrealized appreciation/depreciation on investments	12,997,736	(33,079,064)

Change in net assets resulting from operations	959,045	(11,643,578)

Dividends to Shareholders:
From net investment income	—	(18,041,917)
From net realized gains	—	(35,236,418)

Change in net assets resulting from dividends to shareholders	—	(53,278,335)

Capital Transactions:
Proceeds from shares issued	6,769,028	43,228,733
Proceeds from dividends reinvested	—	53,278,335
Value of shares redeemed	(11,298,653)	(20,008,427)

Change in net assets resulting from capital transactions	(4,529,625)	76,498,641

Change in net assets	(3,570,580)	11,576,728
Net Assets:
Beginning of period	789,320,110	777,743,382

End of period	$785,749,530	$789,320,110

Accumulated net investment income/(loss)	$5,453,680	$263,811

Share Transactions:
Shares issued	630,497	3,610,756
Dividends reinvested	—	4,878,968
Shares redeemed	(1,047,281)	(1,658,225)

Change in shares	(416,784)	6,831,499

See accompanying notes to the financial statements.

AZL BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.99		$11.97	$12.05	$10.58	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07		0.10	0.12	0.07	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	(0.06)		(0.27)	0.12	1.42	0.58

Total from Investment Activities	0.01		(0.17)	0.24	1.49	0.71

Dividends to Shareholders From:
Net Investment Income	—		(0.28)	(0.08)	— (b)	(0.13)
Realized Gains	—		(0.53)	(0.24)	(0.02)	—

Total Dividends	—		(0.81)	(0.32)	(0.02)	(0.13)

Net Asset Value, End of Period	$11.00	(d)	$10.99	$11.97	$12.05	$10.58

Total Return(c)	0.18%		(1.41)%	1.78%	14.11%	7.13	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$785,750		$789,320	$777,743	$646,689	$309,063
Net Investment Income/(Loss)(e)	1.35%		0.84%	1.14%	0.72%	1.09%
Expenses Before Reductions(e)(f)	1.11%		1.11%	1.11%	1.14%	1.15%
Expenses Net of Reductions(e)	1.11%		1.11%	1.11%	1.14%	1.14%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.11%		1.11%	1.11%	1.14%	1.15%
Portfolio Turnover Rate	52	%(d)	82%	74%	50%	74	%(d)

(a)	Period from commencement of operations.

(b)	Less than $0.005.

(c)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, which is used to pay certain Fund Expenses.

See accompanying notes to the financial statements.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Global Allocation Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

As of June 30, 2016, the Fund’s aggregate investment in the Subsidiary was $28,336,601, representing 3.61% of the Fund’s net assets. The Fund’s operations have been consolidated with the operations of the Subsidiary.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Consolidated Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $38 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $15,550 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Consolidated Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Forward Currency Contracts

During the period ended June 30, 2016, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $147 million as of June 30, 2016. The monthly average amount for these contracts was $133 million for the period ended June 30, 2016.

Futures Contracts

During the period ended June 30, 2016, the Fund used futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $4.4 million as of June 30, 2016. The monthly average notional amount for these contracts was $11.4 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Consolidated Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2016, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Consolidated Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2016:

	Number of Contracts	Notional Amount (a)	Cost
Options outstanding at December 31, 2015	3,440,218	$2,993,098	$6,078,719
Options purchased	2,467,999	292,146	6,984,704
Options exercised	(72,637)	—	(149,414)
Options expired	(699,603)	(43,882)	(2,704,957)
Options closed	(3,830,700)	(73,246)	(3,887,558)

Options outstanding at June 30, 2016	1,305,277	$3,168,116	$6,321,494

The Fund had the following transactions in written call and put options during the period ended June 30, 2016:

	Number of Contracts	Notional Amount (a)	Premiums Received
Options outstanding at December 31, 2015	(3,749,332)	$(4,536)	$(3,251,054)
Options written	(1,601,738)	(759,154)	(3,283,875)
Options exercised	60,624	—	103,730
Options expired	934,900	—	717,972
Options closed	3,986,584	184,716	2,751,819

Options outstanding at June 30, 2016	(368,962)	$(578,974)	$(2,961,408)

(a)	Includes swaptions and currency options, as applicable.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2016, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).The gross notional amount of interest rate swaps outstanding was $19.5 million as of June 30, 2016. The monthly average gross notional amount for interest rate swaps was $39.7 for the period ended June 30, 2016.

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.The gross notional amount of currency swaps outstanding was $4.2 million as of June 30, 2016. The monthly average gross notional amount for currency swaps was $4.1 million for the period ended June 30, 2016.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The gross notional amount of total return swaps outstanding was $5.7 million as of June 30, 2016. The monthly average gross notional amount for total return swaps was $3.9 for the period ended June 30, 2016.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of June 30, 2016, the Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The gross notional amount of OTC and centrally cleared credit default swaps outstanding was $26.5 million as of June 30, 2016. The monthly average gross notional amount for credit default swaps was $17.5 million for the period ended June 30, 2016.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Total Fair Value	Consolidated Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk Exposure

Futures Contracts	Receivable for variation margin on futures contracts*	$31,695	Payable for variation margin on futures contracts*	$33,279

Option Contracts	Investment securities, at value (purchased options)	3,944,484	Written options	2,371,483

Total Return Swap Agreements	Unrealized appreciation on swap agreements	102,904	Unrealized depreciation on swap agreements	180,702

Credit Risk Exposure

Credit Default Swap Agreements	Unrealized appreciation on swap agreements*	10,294	Unrealized depreciation on swap agreements*	209,339

Interest Rate Risk

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements	—	Unrealized depreciation on swap agreements*	36,844

Swaption Contracts	Investment securities, at value (purchased options)	199,693	Written options	144,745

Foreign Exchange Rate Risk Exposure

Currency Swap Agreements	Unrealized appreciation on swap agreements	—	Unrealized depreciation on swap agreements	585,851

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	2,426,608	Unrealized depreciation on forward currency contracts	3,794,530

Option Contracts	Investment securities, at value (purchased options)	82,047	Written options	458,604

*	Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on these swap agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin for both futures contracts and these swap agreements are reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

	Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Net Realized Gains/(Losses) on Futures Contracts	Net Realized Gains/(Losses) on Swap Agreements	Net Realized Gains/(Losses) on Option Contracts	Net Realized Gains/(Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure	$(830,189)	$17,017	$(582,617)	$—	$563,784
Credit Risk Exposure	—	618,247	—	—	(226,867)
Interest Rate Risk Exposure	—	(85,505)	(2,435,627)	—	(3,727)
Foreign Exchange Rate Risk Exposure	—	516,491	24,349	(5,434,394)	(2,126,196)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2016. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Consolidated Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

As of June 30, 2016, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$41,334	$13,755
Forward currency contracts	2,426,608	3,794,530
Option contracts*	4,226,224	2,974,832
Swap agreements	173,538	766,583

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	6,867,704	7,549,700
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(517,090)	(838,569)

Total assets and liabilities subject to a MNA	$6,350,614	$6,711,131

*	Includes option contracts purchased at value as reported in the Consolidated Statement of Assets and Liabilities.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2016:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$14,778	$(14,778)	$—	$—	$—
Barclays Bank	27,143	(27,143)	—	—	—
BNP Paribas	247,212	(191,016)	—	—	56,196
Citibank	230,284	(223,863)	—	—	6,421
Credit Lyonnais	11,488	—	—	—	11,488
Credit Suisse First Boston	195,906	(195,906)	—	—	—
Deutsche Bank	824,835	(824,835)	—	—	—
Goldman Sachs	1,941,816	(1,535,936)	—	—	405,880
HSBC Bank	264,750	(95,117)	—	—	169,633
JPMorgan Chase	1,425,648	(651,468)	—	(774,180)	—
Morgan Stanley	846,562	(846,562)	—	—	—
Societe Generale	216,029	—	—	—	216,029
UBS Warburg	104,163	(104,163)	—	—	—

Total	$6,350,614	$(4,710,787)	$—	$(774,180)	$865,647

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2016:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$585,851	$(14,778)	$—	$—	$571,073
Barclays Bank	300,166	(27,143)	—	—	273,023
BNP Paribas	191,016	(191,016)	—	—	—
Citibank	223,863	(223,863)	—	—	—
Credit Lyonnais	—	—	—	—	—
Credit Suisse First Boston	683,295	(195,906)	(487,389)	—	—
Deutsche Bank	860,048	(824,835)	—	—	35,213
Goldman Sachs	1,535,936	(1,535,936)	—	—	—
HSBC Bank	95,117	(95,117)	—	—	—
JPMorgan Chase	651,468	(651,468)	—	—	—
Morgan Stanley	1,387,213	(846,562)	—	—	540,651
Societe Generale	—	—	—	—	—
UBS Warburg	197,158	(104,163)	—	—	92,995

Total	$6,711,131	$(4,710,787)	$(487,389)	$—	$1,512,955

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and Liabilities.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Consolidated Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Consolidated Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $4,514 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligation	$—	$586,618	$—	$586,618
Common Stocks
Aerospace & Defense	3,773,056	5,634,722	—	9,407,778
Air Freight & Logistics	2,344,241	350,078	—	2,694,319
Airlines	2,246,711	1,868,288	—	4,114,999
Auto Components	1,396,167	6,712,002	—	8,108,169
Automobiles	1,208,643	8,803,524	—	10,012,167
Banks	18,137,391	12,473,883	—	30,611,274
Beverages	5,148,260	6,984,819	—	12,133,079
Biotechnology	7,499,366	106,034	—	7,605,400
Building Products	921,393	1,548,513	—	2,469,906
Capital Markets	2,094,057	1,736,997	—	3,831,054
Chemicals	5,088,960	10,792,082	—	15,881,042
Commercial Services & Supplies	646,759	563,740	—	1,210,499
Communications Equipment	1,852,513	1,857,170	—	3,709,683
Construction & Engineering	12,828	2,601,167	—	2,613,995
Construction Materials	—	605,876	—	605,876
Distributors	—	107,526	—	107,526
Diversified Financial Services	6,075,538	130,033	209,341	6,414,912
Diversified Telecommunication Services	2,982,830	8,216,185	—	11,199,015
Electric Utilities	3,543,815	2,004,436	—	5,548,251
Electrical Equipment	1,326,663	3,250,535	—	4,577,198
Electronic Equipment, Instruments & Components	442,217	2,707,456	—	3,149,673
Energy Equipment & Services	1,349,058	1,301,973	—	2,651,031
Food & Staples Retailing	4,207,681	1,275,593	—	5,483,274
Food Products	2,500,039	6,889,396	—	9,389,435
Gas Utilities	—	1,968,266	—	1,968,266
Health Care Equipment & Supplies	4,468,774	740,673	—	5,209,447
Health Care Providers & Services	8,832,310	4,066,303	—	12,898,613
Hotels, Restaurants & Leisure	1,797,307	1,390,907	—	3,188,214

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Household Durables	$554,078	$1,981,862	$—	$2,535,940
Independent Power and Renewable Electricity Producers	1,012,744	181,321	—	1,194,065
Industrial Conglomerates	5,139,392	4,033,096	—	9,172,488
Insurance	11,050,227	5,770,989	—	16,821,216
Internet Software & Services	16,621,492	—	1,124,615	17,746,107
Leisure Products	—	671,962	—	671,962
Machinery	2,554,231	4,829,544	—	7,383,775
Media	10,099,474	3,723,960	—	13,823,434
Metals & Mining	1,697,489	907,036	—	2,604,525
Multi-Utilities	2,772,587	1,776,005	—	4,548,592
Oil, Gas & Consumable Fuels	24,342,580	4,588,746	—	28,931,326
Personal Products	2,061,377	2,511,388	—	4,572,765
Pharmaceuticals	17,382,214	13,519,327	—	30,901,541
Professional Services	—	540,318	—	540,318
Real Estate Investment Trusts (REITs)	4,244,973	1,085,549	—	5,330,522
Real Estate Management & Development	2,483,686	8,384,565	—	10,868,251
Road & Rail	2,519,766	2,930,193	—	5,449,959
Semiconductors & Semiconductor Equipment	4,580,768	3,296,539	—	7,877,307
Software	8,078,858	1,595,720	3,342,306	13,016,884
Specialty Retail	2,491,744	1,568,399	—	4,060,143
Technology Hardware, Storage & Peripherals	12,566,961	828,678	—	13,395,639
Textiles, Apparel & Luxury Goods	1,452,489	3,059,731	—	4,512,220
Tobacco	1,756,204	348,578	—	2,104,782
Trading Companies & Distributors	1,733,915	1,908,170	—	3,642,085
Transportation Infrastructure	—	385,545	—	385,545
Wireless Telecommunication Services	1,923,639	3,351,548	—	5,275,187
Other Common Stocks+	19,453,191	—	—	19,453,191
Convertible Bonds+	—	6,958,814	—	6,958,814
Convertible Preferred Stocks
Internet Software & Services	—	—	1,089,394	1,089,394
Real Estate Investment Trusts (REITs)	1,085,806	—	—	1,085,806
Other Convertible Preferred Stocks+	—	1,711,187	—	1,711,187
Corporate Bonds
Diversified Financial Services	—	1,126,997	624,776	1,751,773
Other Corporate Bonds+		28,485,264	—	28,485,264
Floating Rate Loans+	—	6,676,973	—	6,676,973
Foreign Bonds+	—	109,159,499	—	109,159,499
Preferred Stocks
Automobiles	—	852,942	—	852,942
Banks	2,189,168	470,880	—	2,660,048
Health Care Providers & Services	—	1,625,119	390,037	2,015,156
Internet Software & Services	—	—	1,421,304	1,421,304
Real Estate Investment Trusts (REITs)	904,723	377,690	—	1,282,413
Real Estate Management & Development	—	239,148	—	239,148
Technology Hardware, Storage & Peripherals	—	2,055,919	—	2,055,919
Other Preferred Stocks+	5,781,070	—	—	5,781,070
Private Placements+	—	—	1,299,870	1,299,870
U.S. Government Agency Mortgage	—	4,666,866	—	4,666,866
U.S. Treasury Obligations	—	140,340,699	—	140,340,699
Warrant	—	39,939	—	39,939
Yankee Dollars+	—	29,293,352	—	29,293,352
Exchange Traded Fund	25,272,631	—	—	25,272,631
Mutual Fund	793,291	—	—	793,291
Securities Held as Collateral for Securities on Loan	—	43,189,075	—	43,189,075
Unaffiliated Investment Company	5,801,321	—	—	5,801,321
Purchased Options	323,075	3,703,456	—	4,026,531
Purchased Swaptions	—	199,693	—	199,693

Total Investment Securities	290,621,741	552,227,076	9,501,643	852,350,460

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Securities Sold Short	$(2,052,628)	$(403,554)	$—	$(2,456,182)
Other Financial Instruments:*
Futures Contracts	(1,584)	—	—	(1,584)
Wirtten Currency Options	—	14,526	—	14,526
Written Options	(105,533)	(142,992)	—	(248,525)
Written Swaptions	—	220,575	—	220,575
Forward Currency Contracts	—	(1,367,922)	—	(1,367,922)
Credit Default Swaps	—	(199,045)	—	(199,045)
Currency Swaps	—	(585,851)	—	(585,851)
Interest Rate Swaps	—	36,844	—	36,844
Total Return Swaps	—	(77,798)	—	(77,798)

Total Investments	$288,461,996	$549,721,859	$9,501,643	$847,685,498

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments
*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

For the period ended June 30, 2016, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. The Trust defines a significant transfer as aggregate transfers that are greater than 2% of a Fund’s net assets. There were significant total transfers between Level 1 and Level 2 during the reporting period. Level 1 securities were valued using quoted prices from stock exchanges. Level 2 securities were valued using fair valuation methodologies. These transfers were as follows:

	Transfer from Level 1 to Level 2	Total Transfers*
AZL BlackRock Global Allocation Fund	$2,002,809	$2,002,809

*	Represents 4.2% of net assets as of June 30, 2016.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$472,137,940	$354,038,904

For the period ended June 30, 2016, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$169,613,974	$133,255,609

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2016 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$3,065,000	$3,065,000	$1,195,350	0.14%
Delta Topco, Ltd.	5/2/12	379,997	615,711	209,341	0.03%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	758,660	624,776	624,776	0.08%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,089,394	0.14%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,073,754	0.14%
Grand Rounds, Inc.	3/31/15	399,608	143,925	390,037	0.05%
Logistics UK, Series 2015-1A, Class F, 0.66%, 8/20/25	8/3/15	440,732	459,000	586,618	0.08%

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Lookout, Inc., Preferred Shares	9/19/14	$730,222	$63,925	$586,135	0.08%
Lookout, Inc.	3/4/15	63,364	5,547	50,861	0.01%
Palantir Technologies, Inc., Series I, 0.00%	3/27/14	712,042	116,157	835,169	0.11%
Project Samson BND Corp., 12.00%, 4/1/20	11/11/15	268,000	268,000	104,520	0.01%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	2,000	0.00%
TFS Corp., Ltd., 11.00%, 7/15/18, Callable 8/8/16 @ 104.00	6/6/12	1,333,318	1,287,000	1,287,000	0.16%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,342,306	0.42%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $849,829,585. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$51,565,022
Unrealized depreciation	(49,044,147)

Net unrealized appreciation/(depreciation)	$2,520,875

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL BlackRock Global Allocation Fund	$22,920,136	$30,358,199	$53,278,335

(a)	Total distributions paid may differ from that presented in the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
Federal Tax Information, continued
AZL BlackRock Global Allocation Fund	$3,959,901	$17,334,320	$—	$(10,901,865)	$10,392,356

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2016, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

10. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Boston Company Research Growth Fund

(formerly AZL® Dreyfus Research Growth Fund)

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Boston Company Research Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Boston Company Research Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Boston Company Research Growth Fund	$1,000.00	$997.80	$4.97	1.00%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Boston Company Research Growth Fund	$1,000.00	$1,019.88	$5.02	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	29.4%
Consumer Discretionary	21.7
Health Care	17.4
Consumer Staples	10.2
Industrials	9.5
Financials	5.4
Materials	3.6
Energy	1.8

Total Common Stocks	99.0
Money Market Funds	1.4

Total Investment Securities	100.4
Net other assets (liabilities)	(0.4)

Net Assets	100.0%

1

AZL Boston Company Research Growth Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (5.4%):
60,714	Honeywell International, Inc.	$7,062,253
33,677	Raytheon Co.	4,578,388
32,577	United Technologies Corp.	3,340,771

		14,981,412

Auto Components (0.8%):
36,525	Delphi Automotive plc	2,286,465

Automobiles (0.9%):
11,232	Tesla Motors, Inc.*	2,384,329

Beverages (4.4%):
166,661	Coca-Cola Co. (The)	7,554,743
45,278	Molson Coors Brewing Co., Class B	4,578,964

		12,133,707

Biotechnology (4.5%):
99,777	AbbVie, Inc.	6,177,194
33,935	BioMarin Pharmaceutical, Inc.*	2,640,143
40,513	Vertex Pharmaceuticals, Inc.*	3,484,928

		12,302,265

Capital Markets (1.5%):
11,669	BlackRock, Inc., Class A	3,996,983

Chemicals (2.5%):
71,411	Dow Chemical Co. (The)	3,549,840
12,068	Sherwin Williams Co.	3,544,010

		7,093,850

Communications Equipment (1.5%):
141,427	Cisco Systems, Inc.	4,057,541

Construction Materials (1.1%):
24,200	Vulcan Materials Co.	2,912,712

Consumer Finance (1.0%):
108,614	Synchrony Financial*	2,745,762

Diversified Financial Services (1.6%):
17,660	Intercontinental Exchange, Inc.	4,520,253

Energy Equipment & Services (1.1%):
20,189	Schlumberger, Ltd.	1,596,546
77,681	Superior Energy Services, Inc.	1,430,107

		3,026,653

Food & Staples Retailing (1.5%):
26,948	Costco Wholesale Corp.	4,231,914

Food Products (2.7%):
113,519	ConAgra Foods, Inc.	5,427,344
44,277	Mondelez International, Inc., Class A	2,015,046

		7,442,390

Health Care Equipment & Supplies (4.7%):
218,209	Boston Scientific Corp.*	5,099,544
53,105	DENTSPLY SIRONA, Inc.	3,294,634
51,393	Medtronic plc	4,459,371

		12,853,549

Health Care Providers & Services (4.6%):
40,486	Cardinal Health, Inc.	3,158,313
55,819	Centene Corp.*	3,983,802
39,536	UnitedHealth Group, Inc.	5,582,483

		12,724,598

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.2%):
50,123	McDonald’s Corp.	$6,031,802

Industrial Conglomerates (1.8%):
49,301	Danaher Corp.	4,979,401

Insurance (1.3%):
103,755	Progressive Corp. (The)	3,475,793

Internet & Catalog Retail (5.4%):
15,461	Amazon.com, Inc.*	11,064,201
2,964	Priceline Group, Inc. (The)*	3,700,287

		14,764,488

Internet Software & Services (9.4%):
8,852	Alphabet, Inc., Class A*	6,227,648
12,094	Alphabet, Inc., Class C*	8,370,257
97,065	Facebook, Inc., Class A*	11,092,587

		25,690,492

IT Services (5.0%):
49,580	Cognizant Technology Solutions Corp., Class A*	2,837,959
50,124	Paychex, Inc.	2,982,378
108,362	Visa, Inc., Class A	8,037,210

		13,857,547

Media (6.2%):
69,313	CBS Corp., Class B	3,773,400
15,170	Charter Communications, Inc., Class A*	3,468,415
97,394	Comcast Corp., Class A	6,349,114
157,688	Interpublic Group of Cos., Inc. (The)	3,642,593

		17,233,522

Oil, Gas & Consumable Fuels (0.7%):
13,052	Pioneer Natural Resources Co.	1,973,593

Personal Products (1.6%):
47,349	Estee Lauder Co., Inc. (The), Class A	4,309,706

Pharmaceuticals (3.6%):
80,018	Bristol-Myers Squibb Co.	5,885,324
51,956	Eli Lilly & Co.	4,091,535

		9,976,859

Road & Rail (2.3%):
72,271	Union Pacific Corp.	6,305,645

Semiconductors & Semiconductor Equipment (4.5%):
30,354	Broadcom, Ltd.	4,717,012
31,614	Skyworks Solutions, Inc.	2,000,534
92,319	Texas Instruments, Inc.	5,783,785

		12,501,331

Software (9.0%):
45,459	Citrix Systems, Inc.*	3,640,811
37,349	Intuit, Inc.	4,168,522
155,108	Oracle Corp.	6,348,571
60,315	Salesforce.com, Inc.*	4,789,614
48,819	Splunk, Inc.*	2,645,013
37,598	Workday, Inc., Class A*	2,807,443

		24,399,974

Continued

2

AZL Boston Company Research Growth Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail (5.1%):
44,409	Home Depot, Inc. (The)	$5,670,585
53,581	TJX Cos., Inc. (The)	4,138,061
17,463	Ulta Salon, Cosmetics & Fragrance, Inc.*	4,254,685

		14,063,331

Textiles, Apparel & Luxury Goods (1.1%):
119,861	Hanesbrands, Inc.	3,012,107

Total Common Stocks (Cost $220,112,854)		272,269,974

Shares		Fair Value
Affiliated Investment Company (1.4%):
3,844,240	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	$3,844,240

Total Affiliated Investment Company (Cost $3,844,240)		3,844,240

Total Investment Securities (Cost $223,957,094)(b) — 100.4%		276,114,214
Net other assets (liabilities) — (0.4)%		(961,986)

Net Assets — 100.0%		$275,152,228

Percentages indicated are based on net assets as of June 30, 2016.

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Boston Company Research Growth Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$220,112,854
Investments in affiliates, at cost	3,844,240

Total Investment securities, at cost	$223,957,094

Investments in non-affiliates, at value	$272,269,974
Investments in affiliates, at value	3,844,240

Total Investment securities, at value	276,114,214
Cash	15,177
Interest and dividends receivable	219,291
Receivable for investments sold	1,768,854
Prepaid expenses	1,652

Total Assets	278,119,188

Liabilities:
Payable for investments purchased	2,385,359
Payable for capital shares redeemed	340,919
Manager fees payable	159,647
Administration fees payable	7,859
Distribution fees payable	57,017
Custodian fees payable	3,155
Administrative and compliance services fees payable	147
Trustee fees payable	1,459
Other accrued liabilities	11,398

Total Liabilities	2,966,960

Net Assets	$275,152,228

Net Assets Consist of:
Capital	$161,668,533
Accumulated net investment income/(loss)	1,311,156
Accumulated net realized gains/(losses) from investment transactions	60,015,419
Net unrealized appreciation/(depreciation) on investments	52,157,120

Net Assets	$275,152,228

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,165,303
Net Asset Value (offering and redemption price per share)	$13.64

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$1,933,140
Dividends from affiliates	1,326

Total Investment Income	1,934,466

Expenses:
Manager fees	1,052,820
Administration fees	37,924
Distribution fees	344,724
Custodian fees	7,567
Administrative and compliance services fees	2,002
Trustee fees	7,211
Professional fees	7,990
Shareholder reports	6,872
Other expenses	3,389

Total expenses before reductions	1,470,499
Less expenses voluntarily waived/reimbursed by the Manager	(87,591)

Net expenses	1,382,908

Net Investment Income/(Loss)	551,558

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	17,076,539
Change in net unrealized appreciation/depreciation on investments	(18,996,017)

Net Realized/Unrealized Gains/(Losses) on Investments	(1,919,478)

Change in Net Assets Resulting From Operations	$(1,367,920)

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Boston Company Research Growth Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$551,558	$765,337
Net realized gains/(losses) on investment transactions	17,076,539	43,156,774
Change in unrealized appreciation/depreciation on investments	(18,996,017)	(26,211,339)

Change in net assets resulting from operations	(1,367,920)	17,710,772

Distributions to Shareholders:
From net investment income	—	(599,515)
From net realized gains	—	(42,911,905)

Change in net assets resulting from distributions to shareholders	—	(43,511,420)

Capital Transactions:
Proceeds from shares issued	1,772,977	5,029,428
Proceeds from dividends reinvested	—	43,511,420
Value of shares redeemed	(23,942,410)	(65,529,227)

Change in net assets resulting from capital transactions	(22,169,433)	(16,988,379)

Change in net assets	(23,537,353)	(42,789,027)
Net Assets:
Beginning of period	298,689,581	341,478,608

End of period	$275,152,228	$298,689,581

Accumulated net investment income/(loss)	$1,311,156	$759,598

Share Transactions:
Shares issued	135,551	336,800
Dividends reinvested	—	3,318,949
Shares redeemed	(1,821,479)	(4,349,566)

Change in shares	(1,685,928)	(693,817)

See accompanying notes to the financial statements.

5

AZL Boston Company Research Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$13.67		$15.15	$14.75	$10.89	$9.28	$9.62

Investment Activities:
Net Investment Income/(Loss)	0.03		0.04	0.03	0.03	0.05	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	(0.06)		0.70	1.19	3.88	1.60	(0.34)

Total from Investment Activities	(0.03)		0.74	1.22	3.91	1.65	(0.31)

Dividends to Shareholders From:
Net Investment Income	—		(0.03)	(0.02)	(0.05)	(0.04)	(0.03)
Net Realized Gains	—		(2.19)	(0.80)	—	—	—

Total Dividends	—		(2.22)	(0.82)	(0.05)	(0.04)	(0.03)

Net Asset Value, End of Period	$13.64		$13.67	$15.15	$14.75	$10.89	$9.28

Total Return(a)	(0.22	)%(b)	5.52%	8.45%	36.00%	17.75%	(3.20)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$275,152		$298,690	$341,479	$360,774	$281,659	$219,720
Net Investment Income/(Loss)(c)	0.40%		0.24%	0.17%	0.20%	0.53%	0.43%
Expenses Before Reductions(c) (d)	1.07%		1.06%	1.06%	1.07%	1.07%	1.10%
Expenses Net of Reductions(c)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.00%		1.00%	1.00%	1.00%	1.02%	1.03%
Portfolio Turnover Rate	30	%(b)	50%	46%	48%	53%	109%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

AZL Boston Company Research Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Boston Company Research Growth Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Boston Company Research Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with The Boston Company Asset Management LLC (“Boston Company”), Boston Company provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Boston Company Research Growth Fund	1.00%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,640 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

During the period ended June 30, 2016, the Fund paid approximately $329 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

8

AZL Boston Company Research Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$272,269,974	$—	$272,269,974
Affiliated Investment Company	3,844,240	—	3,844,240

Total Investment Securities	$276,114,214	$—	$276,114,214

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Boston Company Research Growth Fund	$83,953,018	$105,043,223

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL Boston Company Research Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Cost for federal income tax purposes at June 30, 2016 is $224,218,279. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$56,747,728
Unrealized depreciation	(4,851,793)

Net unrealized appreciation/(depreciation)	$51,895,935

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Boston Company Research Growth Fund	$599,515	$42,911,905	$43,511,420

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Boston Company Research Growth Fund	$759,598	$43,270,749	$—	$70,821,268	$114,851,615

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, the AZL Russell 1000 Growth Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® DFA Emerging Markets Core Equity Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 19

Statement of Operations Page 19

Statements of Changes in Net Assets Page 20

Financial Highlights Page 21

Notes to the Financial Statements Page 22

Other Information Page 27

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Emerging Markets Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Emerging Markets Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL DFA Emerging Markets Core Equity Fund	$1,000.00	$1,106.20	$7.86	1.50%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL DFA Emerging Markets Core Equity Fund	$1,000.00	$1,017.41	$7.52	1.50%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	20.5%
Financials	20.3
Consumer Staples	10.4
Consumer Discretionary	10.2
Materials	9.7
Industrials	8.5
Energy	6.3
Telecommunication Services	5.5
Utilities	5.0
Health Care	2.9

Total Common Stocks and Preferred Stocks	99.3
Right	— ^
Securities Held as Collateral for Securities on Loan	2.5
Money Market	0.1

Total Investment Securities	101.9
Net other assets (liabilities)	(1.9)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (0.3%):
1,236	Aselsan Elektronik Sanayi Ve Ticaret AS	$4,051
20,000	AviChina Industry & Technology Co., Ltd.	13,969
6,207	Embraer SA, ADR	134,816
650	Korea Aerospace Industries, Ltd.	41,677
174	S&T Dynamics Co., Ltd.	1,463

		195,976

Air Freight & Logistics (0.1%):
39	Blue Dart Express, Ltd.	3,455
287	Hanjin Transportation Co., Ltd.	8,017
247	Hyundai Glovis Co., Ltd.	36,802
31,000	Pos Malaysia Berhad	21,709
26,000	Sinotrans, Ltd.	11,696

		81,679

Airlines (1.0%):
20,000	Air China, Ltd.	13,725
60,200	AirAsia Berhad	39,017
92,600	Asia Aviation pcl	16,497
3,987	Asiana Airlines, Inc.*	15,192
18,570	Cebu Air, Inc.	38,693
70,000	China Airlines, Ltd.*	21,085
10,000	China Eastern Airlines Corp., Ltd., H Shares*	5,021
443	China Southern Airlines Co., Ltd., ADR	12,621
18,000	China Southern Airlines Co., Ltd., Class H	10,223
14,200	Controladora Vuela Compania de Aviacion SAB de C.V., Class A*	26,678
46,000	Eva Airways Corp.*	21,123
26,797	Grupo Aeromexico SAB de C.V.*	55,388
1,054	Korean Air Lines Co., Ltd.*	23,960
19,902	Latam Airlines Group SA, ADR*	131,353
37,400	Thai Airways International Public Co., Ltd.*	25,698
23,346	Turk Hava Yollari Anonim Ortakligi*	46,797

		503,071

Auto Components (1.1%):
6,717	Apollo Tyres, Ltd.	15,090
396	Balkrishna Industries, Ltd.	3,893
1,996	Bharat Forge, Ltd.	22,658
1,215	Ceat, Ltd.	15,145
22,000	Chaowei Power Holdings, Ltd.	13,712
28,000	Cheng Shin Rubber Industry Co., Ltd.	58,922
9,000	Depo Auto Parts Industries Co., Ltd.	27,407
6,474	Exide Industries, Ltd.	16,296
49	Global & Yuasa Battery Co., Ltd.	1,613
1,436	Hankook Tire Co., Ltd.	63,925
9,000	Hota Industrial Manufacturing Co., Ltd.	42,264
7,000	Hu Lane Associate, Inc.	30,282
423	Hyundai Mobis Co., Ltd.	92,631
434	Hyundai Wia Corp.	33,811
13,650	Kenda Rubber Industrial Co., Ltd.	21,645
3,107	Kumho Tire Co., Inc.*	25,797
408	Mando Corp.	77,209
133	Mando Corp.	7,050
10,537	Metair Investments, Ltd.	14,682
6,237	Motherson Sumi Systems, Ltd.	26,824

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
33	Mrf, Ltd.	$16,217
13,000	Nan Kang Rubber Tire Co., Ltd.	11,301
446	Nexen Tire Corp.	5,114
25,000	Nexteer Automotive Group, Ltd.	22,829
209	S&T Motiv Co., Ltd.	11,834
18,200	Sri Trang Agro-Industry Public Co., Ltd.	6,556
24,000	Tianneng Power International, Ltd.	16,297
10,000	Tong Yang Industry Co., Ltd.	14,929
1,581	Tube Investments of India, Ltd.	11,375
26	WABCO India, Ltd.	2,245

		729,553

Automobiles (2.2%):
1,846	Bajaj Auto, Ltd.	73,644
38,000	Brilliance China Automotive Holdings, Ltd.	39,334
6,000	BYD Co., Ltd., Class H*	36,099
32,000	Dongfeng Motor Corp., Series H	33,671
46,000	DRB-HICOM Berhad	10,335
2,890	Ford Otomotiv Sanayi AS	31,066
60,000	Geely Automobile Holdings, Ltd.	32,715
28,500	Great Wall Motor Co.	23,865
530	Hero MotoCorp, Ltd.	24,991
1,493	Hyundai Motor Co.	176,892
2,261	Kia Motors Corp.	85,174
13,050	Mahindra & Mahindra, Ltd., GDR	276,478
1,232	Maruti Suzuki India, Ltd.	76,722
83,800	PT Astra International TbK	47,246
10,000	Sanyang Industry Co., Ltd.*	6,421
29,039	Tata Motors, Ltd.*	199,506
4,675	Tofas Turk Otomobil Fabrikasi AS	38,598
4,665	Tvs Motor Co., Ltd.	21,449
23,500	UMW Holdings Berhad	33,564
18,000	Yulon Motor Co., Ltd.	15,336

		1,283,106

Banks (11.9%):
16,900	Affin Holdings Berhad	8,915
173,000	Agricultural Bank of China, Ltd.	63,620
21,127	Akbank T.A.S.	61,220
1,674	Alior Bank SA*	22,277
51,800	Alliance Financial Group Berhad	51,774
58,200	AMMB Holdings Berhad	64,163
5,707	Axis Bank, Ltd.	221,431
4,290	Banco Bradesco SA	36,131
28,393	Banco Bradesco SA, ADR	221,749
424	Banco de Chile, ADR	27,195
555	Banco de Credito e Inversiones	24,060
11,100	Banco do Brasil SA	58,752
5,800	Banco do Esrado do Rio Grande do Sul SA, Class B	15,350
1,391	Banco Santander Brasil SA	7,882
2,733	Banco Santander Chile, ADR	52,938
3,651	Bancolombia SA, ADR^	127,493
444	Bank Handlowy w Warszawie SA	8,072
11,490	Bank Millennium SA*	13,709
8,715	Bank of Baroda*	20,060

Continued

2

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
546,000	Bank of China, Ltd.	$218,407
20,000	Bank of Chongqing Co., Ltd., H Shares	15,397
71,000	Bank of Communications Co., Ltd., Class H	45,296
12,400	Bank of the Philippine Islands	25,712
502	Bank Pekao SA	17,576
341	Bank Zachodni WBK SA	22,832
12,604	Banregio Grupo Financiero SAB de C.V.	72,749
8,434	Barclays Africa Group, Ltd.	83,416
11,990	BDO Unibank, Inc.	28,639
33,800	BIMB Holdings Berhad	32,772
7,896	BNK Financial Group, Inc.	55,616
6,971	Canara Bank, Ltd.*	22,718
1,055	Capitec Bank Holdings, Ltd.^	42,838
49,220	Chang Hwa Commercial Bank	25,644
61,000	China Citic Bank Co., Ltd.	37,184
938,000	China Construction Bank	623,373
159,000	China Development Financial Holding Corp.	38,544
31,000	China Everbright Bank Co., Series H*	14,212
34,000	China Merchants Bank Co., Ltd.	76,549
53,000	China Minsheng Banking Corp., Ltd.	51,602
148,097	Chinatrust Financial Holding Co., Ltd.	77,540
32,000	Chongqing Rural Commercial Bank Co., Ltd.	16,248
22,435	Commercial International Bank Egypt SAE, GDR	79,916
1,120	Credicorp, Ltd.	172,850
5,072	DGB Financial Group, Inc.	38,361
54,129	E.Sun Financial Holding Co., Ltd.	32,038
9,000	EnTie Commercial Bank	3,840
76,920	Far Eastern International Bank	21,836
25,419	Federal Bank, Ltd.*	21,801
93,205	First Financial Holdings Co., Ltd.	48,996
4,076	Grupo Aval Acciones y Valores SA, ADR	32,812
1,028	Grupo Elektra, SAB de C.V.	14,300
27,280	Grupo Financiero Banorte SAB de C.V.	152,502
27,019	Grupo Financiero Inbursa SAB de C.V., Class O	45,957
2,961	Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	26,915
39,050	Grupo Security SA	12,686
2,866	Hana Financial Holdings Group, Inc.	58,230
7,684	Hong Leong Bank Berhad	25,209
13,080	Hong Leong Financial Group Berhad	47,713
94,518	Hua Nan Financial Holdings Co., Ltd.	49,115
42,000	Huishang Bank Corp., Ltd., Class H	19,036
33,503	ICICI Bank, Ltd.	119,746
3,235	IndusInd Bank, Ltd.	53,550
659,000	Industrial & Commercial Bank of China	366,094
3,544	Industrial Bank of Korea (IBK)	34,559
869	ING Bank Slaski SA	27,180
5,789	Itau Corpbanca, ADR^	73,925
35,998	Itau Unibanco Banco Multiplo SA, ADR	339,821
3,600	Itau Unibanco Holding SA	29,243
112	JB Financial Group Co., Ltd.	554
18,800	Kasikornbank Public Co., Ltd.	91,346

Shares		Fair Value
Common Stocks, continued
Banks, continued
4,083	KB Financial Group, Inc., ADR^	$116,202
23,200	Kiatnakin Bank Public Co., Ltd.	28,790
25,000	King’s Town Bank	16,585
620	Komercni Banka AS	23,246
3,158	Kotak Mahindra Bank, Ltd.*	35,862
54,800	Krung Thai Bank Public Co., Ltd.	25,520
124,300	LH Financial Group pcl	6,195
75,676	Malayan Banking Berhad	153,266
234	mBank SA*	18,474
64,871	Mega Financial Holdings Co., Ltd.	49,057
5,612	Nedcor, Ltd.	71,523
1,922	OTP Bank Nyrt	43,120
30,390	Philippine National Bank*	37,228
8,861	Powszechna Kasa Oszczednosci Bank Polski SA	52,697
101,000	PT Bank Central Asia Tbk	102,201
86,000	PT Bank Danamon Indonesia Tbk	23,081
72,800	PT Bank Mandiri Tbk	52,785
130,600	PT Bank Negara Indonesia Tbk	51,644
80,800	PT Bank Pan Indonesia Tbk*	4,737
223,900	PT Bank Rakyat Indonesia Tbk	183,925
293,200	PT Bank Tabungan Negara Tbk	38,340
39,700	Public Bank Berhad	191,383
18,519	RHB Capital Berhad(a)	23,540
16,669	Sberbank of Russia, ADR	145,520
17,000	Security Bank Corp.	69,420
22,831	Sekerbank T.A.S*	10,404
4,630	Shinhan Finnancial Group Co., Ltd., ADR	151,586
20,000	Siam Commercial Bank Public Co., Ltd.	79,213
63,238	SinoPac Financial Holdings Co., Ltd.	18,742
6,355	South Indian Bank, Ltd.	1,847
13,292	Standard Bank Group, Ltd.	116,793
1,013	State Bank of India, GDR	30,998
78,736	Taichung Commercial Bank Co., Ltd.	22,058
83,000	Taishin Financial Holding Co., Ltd.	32,026
107,300	Taiwan Business Bank*	27,293
64,000	Taiwan Cooperative Financial Holding Co., Ltd.	28,275
20,600	Thanachart Capital Pcl	20,550
3,859	The Jammu & Kashmir Bank, Ltd.	3,939
18,300	Tisco Financial Group Public Co., Ltd.	25,839
304,300	TMB Bank Public Co., Ltd.	18,772
35,188	Turkiye Garanti Bankasi AS	93,940
10,334	Turkiye Halk Bankasi AS	31,119
19,903	Turkiye Is Bankasi AS, Class C	31,921
62,576	Turkiye Sinai Kalkinma Bankasi AS	29,226
17,464	Turkiye Vakiflar Bankasi T.A.O., Class D	27,783
10,503	Union Bank of India	20,120
27,560	Union Bank of Taiwan	7,529
15,477	VTB Bank OJSC, GDR	32,006
5,313	Woori Bank	44,178
11,245	Yapi ve Kredi Bankasi AS*	15,781
1,918	Yes Bank, Ltd.	31,630

		7,309,695

Continued

3

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages (2.1%):
85,917	Ambev SA, ADR	$507,769
2,470	Anadolu Efes Biracilik ve Malt Sanayii AS	16,702
13,640	Arca Continental SAB de C.V.	97,914
8,100	Carlsberg Brewery Malaysia Berhad	26,616
22,000	China Resources Enterprises, Ltd.	48,198
692	Coca-Cola Femsa SAB de C.V., ADR	57,408
2,108	Coca-Cola Icecek AS	25,853
1,728	Compania Cervecerias Unidas SA, ADR	40,332
3,825	Embotelladora Andina SA, Class B, ADR	81,090
2,506	Fomento Economico Mexicano SAB de C.V., ADR	231,780
7,400	Guinness Anchor Berhad	27,799
3	Lotte Chilsung Beverage Co., Ltd.	4,661
106	Muhak Co., Ltd.	2,251
21,020	Organizacion Cultiba SAB de C.V.	25,300
2,000	Tsingtao Brewery Co., Ltd., Class H	6,946
515	United Spirits, Ltd.*	19,115
1,512	Vina Concha y Toro SA, ADR	47,991

		1,267,725

Biotechnology (0.2%):
2,125	Biocon, Ltd.	23,387
37	Cell Biotech Co., Ltd.	1,919
629	Celltrion, Inc.*	52,971
55	Green Cross Corp.	8,988
130	Medy-Tox, Inc.	49,147

		136,412

Building Products (0.1%):
31,000	China Lesso Group Holdings, Ltd.	16,516
234,400	Dynasty Ceramic Public Co., Ltd.	28,008
714	IS Dongseo Co., Ltd.	37,635
451	Kajaria Ceramics, Ltd.	8,078
55	KCC Corp.	18,243
241	LG Hausys, Ltd.	26,805
17,885	Sintex Industries, Ltd.	21,672
27,000	Taiwan Glass Industry Corp.*	11,570
28,851	Trakya Cam Sanayii AS	23,067

		191,594

Capital Markets (1.0%):
79,000	Capital Securities Corp.	20,224
20,000	Central China Securities Co., Ltd., H shares	8,653
38,000	China Bills Finance Corp.	14,316
17,000	China Cinda Asset Management Co., Ltd., H Shares	5,741
18,000	China Everbright, Ltd.	34,909
39,500	China Galaxy Securities Co.	35,688
16,000	Citic Securities Co., Ltd.	35,242
9,732	Coronation Fund Managers, Ltd.^	44,275
1,388	Daewoo Securities Co., Ltd.	9,518
1,533	Daishin Securities Co., Ltd.	13,448
10,902	Edelweiss Financial Services, Ltd.	12,299
5,152	Grupo Financiero Interacciones SAB de C.V.	25,156
16,800	Haitong Securities Co., Ltd.	28,603
1,430	Hanwha Investment & Securities Co., Ltd.*	3,377

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
4,000	Huatai Securities Co., Ltd., Class H(b)	$8,617
3,695	Hyundai Securities Co., Ltd.	20,317
4,088	IIFL Holdings, Ltd.	13,519
7,272	Investec, Ltd.	44,566
35,915	Jih Sun Financial Holdings Co., Ltd.	7,584
454	KIWOOM Securities Co., Ltd.	28,402
877	Korea Investment Holdings Co., Ltd.	32,427
5,845	Macquarie Korea Infrastructure Fund	44,484
37,000	MasterLink Securities Corp.	9,936
6,404	Meritz Securities Co., Ltd.	18,121
1,018	Mirae Asset Securities Co., Ltd.	20,700
2,377	NH Investment & Securities Co., Ltd.	19,104
42,800	OSK Holdings Berhad	16,918
11,682	Peregrine Holdings, Ltd.	23,284
5,000	President Securities Corp.	1,847
751	Samsung Securities Co., Ltd.	23,344
22	Shinyoung Securities Co., Ltd.	954
19,851	SK Securities Co., Ltd.*	18,614
22,000	Waterland Financial Holdings Co., Ltd.	5,449
47,965	Yuanta Financial Holding Co., Ltd.	15,547
1,321	Yuanta Securities Korea Co., Ltd.*	3,896

		669,079

Chemicals (2.8%):
2,422	AECI, Ltd.	13,671
202	AK Holdings, Inc.	11,623
22,113	Alpek SAB de C.V.	36,282
4,280	Asian Paints, Ltd.	63,727
2,276	Castrol (India), Ltd.	12,797
50,000	China BlueChemical, Ltd., Class H	8,836
53,000	China Petrochemical Development Corp.*	11,918
3,000	China Steel Chemical Corp.	9,957
28,340	China Synthetic Rubber Corp.	20,398
1,811	Coromandel International, Ltd.	7,130
138,600	D&L Industries, Inc.	29,483
2,582	Dongjin Semichem Co., Ltd.	20,995
52,000	Dongyue Group, Ltd.*(a)	9,183
22,000	Eternal Materials Co., Ltd.	22,759
23,000	Formosa Chemicals & Fibre Corp.	57,864
25,000	Formosa Plastics Corp.	60,394
9,000	Formosan Rubber Group, Inc.	4,225
27,000	Fufeng Group, Ltd.	7,471
22,000	Grand Pacific Petrochemical Corp.	10,702
1,098	Grupa Azoty SA, ADR	19,250
5,289	Gubre Fabrikalari T.A.S.	10,530
140	Hansol Chemical Co., Ltd.	9,260
3,650	Hanwha Chemical Corp.	76,380
47,000	Huabao International Holdings, Ltd.*	16,677
191	Huchems Fine Chemical Corp.	3,518
655	Hyosung Corp.	71,539
47,600	Indorama Ventures Public Co., Ltd.	39,581
478	Kolon Industries, Inc.	30,107
74	Korea Petrochemical Industry Co., Ltd.	15,552
179	Kumho Petrochemical Co., Ltd.	9,363
31,000	LCY Chemical Corp.*	39,080

Continued

4

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
342	LG Chem, Ltd.	$78,235
175	Lotte Chemical Corp.	43,619
42,668	Mexichem SAB de C.V.	89,966
30,000	Nan Ya Plastics Corp.	57,147
589	OCI Co., Ltd.*	46,912
200	OCI Materials Co., Ltd.	21,462
2,670	Omnia Holdings, Ltd.^	26,628
9,000	Oriental Union Chemical Corp.	5,463
18,756	Petkim Petrokimya Holding AS	25,172
53,300	Petronas Chemicals Group Berhad	87,547
831	PI Industries, Ltd.	8,935
931	Pidilite Industries, Ltd.	9,969
18,400	PTT Global Chemical Public Co., Ltd.	31,252
614	Samsung Fine Chemicals Co., Ltd.	16,672
5,800	Scientex Berhad	17,922
24,000	Shinkong Synthetic Fibers Corp.	6,410
82,000	Sinofert Holdings, Ltd.	10,095
418	Sinopec Shanghai Petrochemical Co., Ltd., ADR^	19,174
1,114	SKC Co., Ltd.	26,344
1,616	Sociedad Quimica y Minera de Chile SA, ADR	39,948
483	Soulbrain Co., Ltd.	23,414
1,005	Supreme Industries, Ltd.	13,627
1,000	Swancor Ind Co., Ltd.	4,059
18,165	Synthos SA	16,647
22	Taekwang Industrial Co., Ltd.	16,588
14,000	Taiwan Fertilizer Co., Ltd.	18,648
22,000	TSRC Corp.	20,351
7,103	UPL, Ltd.	58,141
33,000	USI Corp.	12,865
27,500	Yingde Gases Group Co., Ltd.	10,064

		1,623,528

Commercial Services & Supplies (0.2%):
32,000	China Everbright International, Ltd.	35,872
275	KEPCO Plant Service & Engineering Co., Ltd.	15,564
155	S1 Corp.	14,537
9,000	Taiwan Secom Co., Ltd.	25,951
8,000	Taiwan-Sogo ShinKong Security Corp.	10,038
1,800	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	15,244

		117,206

Communications Equipment (0.1%):
17,000	BYD Electronic International Co., Ltd.*	9,628
69,600	China Fiber Optic Network System Group, Ltd.*	5,945
42,000	D-Link Corp.*	14,090
13,000	Sercomm Corp.*	29,167
7,140	Wistron NeWeb Corp.	18,224
9,600	ZTE Corp., Class H	12,193

		89,247

Construction & Engineering (1.4%):
971	Ashoka Buildcon, Ltd.	2,284
24,450	Aveng, Ltd.*	5,854

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
28,000	BES Engineering Corp.	$4,557
515	Budimex SA	22,497
39,000	China Communications Construction Co., Ltd.	42,319
21,000	China Machinery Engineering Corp.	13,734
16,500	China Railway Contstruction Corp., Ltd.*	20,796
15,000	China Railway Group, Ltd.*	11,293
13,000	China Singyes Solar Technologies Holdings, Ltd.	4,502
16,000	China State Construction International Holdings, Ltd.	21,204
16,000	CTCI Corp.	23,432
700	Daelim Industrial Co., Ltd.	46,680
90,500	Dialog Group Berhad	34,620
37,002	Empresas ICA SAB de C.V.*	6,660
30,400	Gamuda Berhad	36,680
9,894	Group Five, Ltd.	13,616
1,205	GS Engineering & Construction Corp.*	29,372
320	Hyandai Development Co.	11,080
1,628	Hyundai Engineering & Construction Co., Ltd.	47,639
103,800	IJM Corporation Berhad	89,938
28,675	Impulsora del Desarrollo y el Empleo en America Latina SAB de C.V.*	41,919
3,941	IRB Infrastructure Developers, Ltd.	12,471
8,058	Larsen & Tourbo, Ltd., Class S, GDR	178,663
79,700	Malaysian Resources Corp. Berhad	21,034
42,000	Metallurgical Corporation of China, Ltd., Series H	12,951
20,858	Murray & Roberts Holdings, Ltd.^	16,911
5,084	NCC, Ltd.	5,633
120,300	PT Adhi Karya Persero Tbk	25,481
92,100	PT Pembangunan Perumahan Persero Tbk	27,309
211,300	PT Surya Semesta Internusa Tbk	10,003
14,001	Raubex	18,492
2,990	Sunway Construction Group Berhad	1,188
1,031	Taeyoung Engineering & Construction*	5,371
12,658	Tekfen Holding AS	32,493
22,100	Uem Edgenta Berhad	19,763
24,900	Unique Engineering & Construction Public Co., Ltd.	12,148
27,595	WCT Holdings Berhad	10,274
2,230	Wilson Bayly Holmes-Ovcon, Ltd.	19,100

		959,961

Construction Materials (1.2%):
669	ACC, Ltd.	16,066
3,011	Akcansa Cimento AS	14,327
6,802	Ambuja Cements, Ltd.	25,774
13,500	Anhui Conch Cement Co., Ltd.	32,909
35,000	Asia Cement Corp.	30,432
37,000	BBMG Corp.	11,150
6,902	Cemex Latam Holdings SA*	29,783
20,142	Cemex SAB de C.V., ADR*	124,276
70,000	China National Buildings Material Co., Ltd.	30,871
63,000	China National Materials Co., Ltd., H Shares	13,843
50,000	China Resources Cement Holdings, Ltd.	16,140

Continued

5

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
2,324	Cimsa Cimento Sanayi ve Ticaret AS	$12,358
568	Dalmia Bharat, Ltd.	10,084
63,000	Goldsun Building Materials Co., Ltd.	16,128
30	Hanil Cement Co., Ltd.	2,136
22	Hyundai Cement Co.*	677
17,770	India Cements, Ltd.*	29,963
9,900	Lafarge Malaysia Berhad	19,247
28,378	PPC, Ltd.	15,521
20,300	PT Indocement Tunggal Prakarsa Tbk	26,020
63,300	PT Semen Indonesia (Persero) Tbk	44,991
4,800	Siam City Cement Public Co., Ltd.	40,470
802	Ssangyong Cement Industrial Co., Ltd.*	13,044
36,000	Taiwan Cement Corp.	35,964
78,000	TCC International Holdings, Ltd.	12,859
1,782	The Ramco Cements, Ltd.	14,705
5,700	The Siam Cement Public Co., Ltd.	77,660
7,780	Tongyang, Inc.	21,939
11,000	Universal Cement Corp.	7,486
114,000	West China Cement, Ltd.*	15,866

		762,689

Consumer Finance (0.2%):
72	Bajaj Finance, Ltd.	8,555
297	Cholamandalam Investment And Finance Co., Ltd.	4,182
13,000	Gentera SAB de C.V.	23,293
909	Kruk SA*	46,659
3,109	Mahindra & Mahindra Financial Services	15,422
9,321	Manappuram Finance, Ltd.	9,569
209	Samsung Card Co., Ltd.	7,534
313	Shriram Transport Finance	5,592
103	Sundaram Finance, Ltd.	2,334
5,000	Taiwan Acceptance Corp.	11,494

		134,634

Containers & Packaging (0.1%):
37,000	Greatview Aspetic Packaging Co., Ltd.	17,689
5,100	Klabin SA	24,327
5,100	Mpact, Ltd.	10,402
22,427	Nampak, Ltd.	29,188
15,000	Taiwan Hon Chuan Enterprise Co., Ltd.	22,387

		103,993

Distributors (0.1%):
49,000	Dah Chong Hong Holdings, Ltd.	23,185
2,811	Dogus Otomotiv Servis VE Tic	10,395
9,229	Imperial Holdings, Ltd.	95,005
23,000	MBM Resources Berhad	11,468
8,000	Xinhua Winshare Publishing And Media Co., Ltd., Class H*	8,653

		148,706

Diversified Consumer Services (0.1%):
7,283	Advtech, Ltd.	7,333
6,218	Estacio Participacoes SA	32,738
34,000	Fu Shou Yuan International Group, Ltd.	24,034
14,587	Kroton Educacional SA	61,630

		125,735

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (0.9%):
1,970	Ayala Corp.	$35,774
133	Bajaj Holdings And Investment, Ltd.	3,281
7,997	BM&F Bovespa SA	44,370
18,116	Bolsa Mexicana de Valores SA	27,920
15,800	Bursa Malaysia Berhad	33,623
18,680	Chailease Holding Co., Ltd.*	30,209
264	Crisil, Ltd.	7,894
30,000	Far East Horizon, Ltd.	23,506
65,414	FirstRand, Ltd.	201,434
75,000	Fubon Financial Holdings Co., Ltd.	88,324
7,641	IFCI, Ltd.	3,031
2,441	JSE, Ltd.	30,564
17,967	L&t Finance Holdings, Ltd.	21,098
348	Meritz Financial Group, Inc.	3,554
232,500	Metro Pacific Investments Corp.	34,566
422	NICE Holdings Co., Ltd.	7,626
1,950	Nice Information Service Co., Ltd.	11,696
2,235	PSG Group, Ltd.	29,598
3,693	Reliance Capital, Ltd.	21,986
6,069	Rural Electrification Corp., Ltd.	15,657
2,402	SREI Infrastucture Finance, Ltd.	2,580

		678,291

Diversified Telecommunication Services (1.8%):
12,000	Alibaba Health Information Technology, Ltd.*	8,808
33,142	Axtel SAB de C.V.*	11,278
64,000	China Communications Services Corp., Ltd.	33,607
637	China Telecom Corp., Ltd., ADR	28,659
18,000	China Telecom Corp., Ltd., Class H	8,056
56,000	China Unicom (Hong Kong), Ltd.	58,117
6,153	China Unicom (Hong Kong), Ltd., ADR	64,052
5,352	Chunghwa Telecom Co., Ltd., ADR	194,278
70,754	Jasmine International Public Co., Ltd.	11,394
7,052	KT Corp., ADR	100,562
4,168	LG Uplus Corp.	39,457
3,992	Magyar Telekom Telecommunications plc	6,274
25,012	Netia SA	26,344
1,985	O2 Czech Republic AS	17,713
27,003	Orange Polska SA	34,864
3,788	PT Telekomunik Indonesia Persero Tbk, ADR	232,810
2,225	Rostelecom, ADR	19,046
5,200	Samart Telcoms Public Co., Ltd.	2,507
939	Tata Communications, Ltd.	6,698
6,654	Telefonica Brasil SA, ADR	90,494
21,900	Telekom Malaysia Berhad	36,865
27,916	Telesites SAB de C.V.*	17,258
14,405	Telkom SA SOC, Ltd.	65,254
33,400	Thaicom Pcl	20,499
124,946	True Corp. pcl	25,627

		1,160,521

Electric Utilities (2.4%):
14,015	Centrais Electricas Brasileiras SA, ADR*	75,120
16,789	Centrais Electricas Brasileiras SA, ADR*	66,149
1,597	CESC, Ltd.	14,160
1,023	CEZ	17,486

Continued

6

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
47,586	Companhia Energetica de Minas Gerais, ADR, ADR	$105,165
6,905	Companhia Paranaense de Energia, ADR	62,007
5,969	CPFL Energia SA, ADR	76,761
17,871	E.CL SA	30,379
10,066	EDP – Energias do Brasil SA	42,686
9,559	Enea SA	24,122
4,132	Energa SA*	9,948
15,097	Enersis Chile SA, ADR	88,016
15,097	Enersis SA, ADR	129,531
4,700	Equatorial Energia SA	71,309
20,840	First Philippine Holdings Corp.	30,140
8,067	Interconexion Electrica SA ESP	24,698
6,623	Korea Electric Power Corp., ADR	171,734
3,800	Manila Electric Co.	25,118
22,486	PGE SA	67,255
16,884	Power Grid Corp. of India, Ltd.	40,930
3,165	Reliance Infrastructure, Ltd.	25,737
9,156	Tata Power Co., Ltd.	9,986
56,027	Tauron Polska Energia SA	40,255
45,100	Tenega Nasional Berhad	157,908
2,361	Torrent Power, Ltd.	6,169
4,240	Transmissora Alianca de Energia Eletrica SA	25,558

		1,438,327

Electrical Equipment (0.4%):
947	Amara Raja Batteries, Ltd.	12,192
15,000	Boer Power Holdings, Ltd.	6,637
26,000	China High Speed Transmission Equipment Group Co., Ltd.	21,022
10,196	Crompton Greaves, Ltd.*	11,261
1,407	Doosan Heavy Industries & Construction Co., Ltd.	26,180
705	Finolex Cables, Ltd.	3,824
26,000	Harbin Electric Co., Ltd.	9,654
2,971	Havells India, Ltd.	15,893
6,000	Jiangnan Group, Ltd.	964
156	Korea Electric Terminal Co., Ltd.	12,200
451	LG Industrial Systems Co., Ltd.	18,764
738	LS Corp.	36,141
1,000	Shihlin Electric & Engineering Corp.	1,248
24,000	Teco Electric & Machinery Co., Ltd.	20,278
90,000	Walsin Lihwa Corp.*	24,513
5,000	Zhuzhou CSR Times Electric Co., Ltd.	27,747

		248,518

Electronic Equipment, Instruments & Components (4.3%):
13,500	AAC Technologies Holdings, Inc.	116,031
51,029	AU Optronics Corp., ADR	178,090
187,700	Cal-comp Electronics (Thailand) Public Co., Ltd., Class F	14,346
3,000	Career Technology(MFG.) Co., Ltd.	1,559
13,000	Cheng Uei Precision Industry Co., Ltd.	16,927
114,000	China Aerospace International Holdings, Ltd.	14,148
13,000	Chin-Poon Industrial Co., Ltd.	27,978
40,000	Compeq Manufacturing Co., Ltd.	21,383

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
31,000	Coretronic Corp.	$28,428
296	Daeduck Electronics Co., Ltd.	1,861
13,795	Datatec, Ltd.^	41,268
10,600	Delta Electronics (Thailand) Public Co., Ltd.	20,704
13,682	Delta Electronics, Inc.	66,837
28,000	Digital China Holdings, Ltd.	21,177
63,000	E Ink Holdings, Inc.*	35,161
11,000	Elite Material Co., Ltd.	25,780
13,248	Flexium Interconnect, Inc.	34,507
6,000	Flytech Technology Co., Ltd.	19,048
14,500	Hana Microelectronics Public Co., Ltd.	12,211
39,000	HannStar Display Corp.*	6,088
15,333	Hon Hai Precision Industry Co., Ltd., GDR	76,052
168,000	Hon Hai Precision Industry Co., Ltd.	432,294
27,875	Inari Amertron Berhad	20,573
32,000	JU Teng International Holdings, Ltd.	12,878
13,500	KCE Electronics Public Co., Ltd.	32,030
18,000	Kingboard Chemical Holdings, Ltd.	35,876
42,000	Kingboard Laminates Holdings, Ltd.	25,753
2,000	Largan Precision Co., Ltd.	185,626
26,318	LG Display Co., Ltd., ADR	305,025
413	LG Innotek Co., Ltd.	28,457
2,000	Merry Electronics Co., Ltd.	4,358
11,000	Min Aik Technology Co., Ltd.	14,827
25,000	Nan Ya Printed Circuit Board Corp.	22,707
1,213	PARTRON Co., Ltd.	11,182
10,000	PAX Global Technology, Ltd.^	8,762
3,261	Redington India, Ltd.	5,013
36,200	Samart Corporation Public Co., Ltd.	17,435
1,112	Samsung Electro-Mechanics Co., Ltd., Series L	48,689
612	Samsung SDI Co., Ltd.	57,874
7	Samsung SDS Co., Ltd.	873
260	Sfa Engineering Corp.	11,265
2,000	Simplo Technology Co., Ltd.	6,994
10,000	Sinbon Electronics Co., Ltd.	22,544
19,000	Sunny Optical Technology Group Co., Ltd.	66,796
22,000	Synnex Technology International Corp.	23,858
13,000	Taiwan PCB Techvest Co., Ltd.	12,201
2,000	Test Research, Inc.	2,664
9,000	Tong Hsing Electronic Industries, Ltd.	31,697
190,000	Tongda Group Holdings, Ltd.	37,428
12,000	TPK Holding Co., Ltd.	23,369
13,000	Tripod Technology Corp.	25,314
42,000	Truly International Holdings, Ltd., Series L	20,266
4,000	TXC Corp.	5,591
35,000	Unimicron Technology Corp.	15,397
69,600	V.S. Industry Berhad	20,396
11,000	Wah Lee Industrial Corp.	16,025
2,000	Waison Group Holdings, Ltd.	1,070
25,000	Walsin Technology Corp.	22,838
1,275	Wisol Co., Ltd.	16,304
27,000	WPG Holdings, Ltd.	31,445
20,900	WT Microelectronics Co., Ltd.	26,406

Continued

7

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
19,000	Yageo Corp.	$31,485
9,000	Zhen Ding Technology Holding, Ltd.	16,273

		2,537,442

Energy Equipment & Services (0.1%):
91,600	Bumi Armada Berhad*	16,529
28,000	China Oilfield Services, Ltd.	21,657
30,000	Dayang Enterprise Holdings Berhad*	8,101
160,000	Sapurakencana Petroleum Berhad	58,775
33,200	UMW Oil & Gas Corp. Berhad*	7,717

		112,779

Food & Staples Retailing (2.7%):
10,712	Bid Corp., Ltd.*	201,217
4,165	BIM Birlesik Magazalar AS	81,775
14,710	Cencosud SA, ADR	131,655
91	CJ Freshway Corp.	3,733
14,454	Clicks Group, Ltd.^	121,004
7,542	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR, ADR	109,736
258,900	Cosco Capital, Inc.	42,930
59,100	CP ALL Public Co., Ltd.	84,799
183	E-Mart Co., Ltd.	27,504
2,923	Eurocash SA	34,249
12,811	Grupo Comercial Chedraui SAB de C.V.	31,946
245	GS Retail Co., Ltd.	11,668
25,927	La comer,SAB de C.V.*	25,405
5,868	Massmart Holdings, Ltd.	50,499
2,386	Migros Ticaret AS*	13,798
9,708	Organizacion Soriana SAB de C.V.*	23,199
13,353	Pickn Pay Stores, Ltd.	65,244
8,000	President Chain Store Corp.	62,592
34,500	Puregold Price Club, Inc.	30,962
1,963	Raia Drogasil SA	38,798
17,910	Robinsons Retail Holdings, Inc.	32,806
15,136	Shoprite Holdings, Ltd.	171,721
39,000	Sun Art Retail Group, Ltd.	27,507
16,000	Taiwan Tea Corp.	7,413
6,066	The Spar Group, Ltd.	83,488
68,611	Wal-Mart de Mexico SAB de C.V.	165,087
1,349	X5 Retail Group NV, GDR*	26,783

		1,707,518

Food Products (3.5%):
2,860	Astral Foods, Ltd.	24,723
17,614	AVI, Ltd.	99,526
14,338	BRF SA, ADR	199,728
190,000	C.P. Pokphand Co., Ltd.	19,893
48,200	Charoen Pokphand Foods Public Co., Ltd.	39,548
55,000	China Agri-Industries Holdings, Ltd.*^	18,207
36,000	China Huiyuan Juice Group, Ltd.*	12,533
16,000	China Mengniu Dairy Co., Ltd.	28,035
52,000	China Modern Dairy Holdings, Ltd.*	8,840
2,557	China Ocean Resources Co., Ltd.*(a)	4,541
61,000	China Yurun Food Group, Ltd.*	9,260
198	CJ CheilJedang Corp.	66,823

Shares		Fair Value
Common Stocks, continued
Food Products, continued
13,775	Clover Industries, Ltd.	$17,407
1,059	Daesang Corp.	25,252
716	Daesang Holdings Co., Ltd.	8,309
37	Dongwon F&B Co., Ltd.	9,112
53,700	GFPT Public Co., Ltd.	16,714
26,000	Great Wall Enterprise Co., Ltd.	23,776
9,082	Gruma, SAB de C.V., Class B	130,678
24,650	Grupo Bimbo SAB de C.V., Series A	77,328
18,075	Grupo Herdez SAB de C.V.	39,713
1,920	Grupo Nutresa SA	16,504
11,551	Industrias Bachoco, SAB de C.V.	47,618
63,200	IOI Corp. Berhad	68,120
6,400	JBS SA	19,927
2,092	Kernel Holding SA	28,105
4,500	Kuala Lumpur Kepong Berhad	26,039
29,500	Kulim Malaysia Behard*(a)	30,027
18,720	Lien Hwa Industrial Corp.	12,235
8	Lotte Food Co., Ltd.	5,933
600	M Dias Branco SA	19,477
19,100	Marfrig Global Foods SA*	33,124
1,000	Namchow Chemical Industrial Co., Ltd.	2,094
113	Nestle India, Ltd.	10,894
50	NongShim Co., Ltd.	16,253
353	Oceana Group, Ltd.	2,724
53	Orion Corp.	43,372
3,462	Pioneer Foods, Ltd.	40,783
11,800	PPB Group Berhad	48,474
24,688	PT Astra Agro Lestari Tbk*	27,522
96,300	PT Charoen Pokphand Indonesia Tbk	27,464
1,000	PT Indofood CBP Sukses Makmur Tbk	1,308
147,200	PT Indofood Sukses Makmur Tbk	81,005
163,300	PT Japfa Comfeed Indonesia Tbk	13,831
212,100	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	22,313
600	PT Sawit Sumbermas Sarana TbK	86
1,800	Qinqin Foodstuffs Group*(a)	2,552
21,400	QL Resources Berhad	23,237
32	Samyang Holdings Corp.	4,079
1,300	Sao Martinho SA	21,383
62,000	Shenguan Holdings Group, Ltd.	5,367
6,600	Standard Foods Corp.	16,184
10,893	Tata Global Beverages, Ltd.	21,184
48,000	Thai Union Group pcl	30,096
36,300	Thai Vegetable Oil Public Co., Ltd.	33,076
4,804	Tiger Brands, Ltd.^	118,824
34,000	Tingyi (Caymen Is) Holding Corp.	32,309
1,918	Tongaat Hulett, Ltd.	15,346
34,200	TSH Resources Berhad	15,747
5,919	Ulker Biskuvi Sanayi AS	43,366
28,000	Uni-President China Holdings, Ltd.	23,605
67,600	Uni-President Enterprises Corp.	133,366
12,130	Universal Robina Corp.	53,706
51,000	Want Want China Holdings, Ltd.	36,716

		2,155,321

Continued

8

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities (0.6%):
24,000	China Gas Holdings, Ltd.	$36,606
176,000	China Oil & Gas Group, Ltd.*	13,424
20,000	China Resources Gas Group, Ltd.	60,756
400	Cia de Gas de Sao Paulo	5,896
10,000	ENN Energy Holdings, Ltd.	49,365
2,424	GAIL India, Ltd., GDR	82,993
1,851	Gujarat State Petronet, Ltd.	3,942
7,465	Infraestructura Energetica Nova, SAB de C.V.	31,468
501	Korea Gas Corp.	17,303
10,000	Petronas Gas Berhad	54,598
217,400	PT Perusahaan Gas Negara Tbk	38,751
20,000	Towngas China Co., Ltd.	11,385

		406,487

Gold (0.0%):
72,000	Zijin Mining Group Co., Ltd.	24,085

Health Care Equipment & Supplies (0.2%):
44	Dio Corp.*	1,833
29,000	Hartalega Holdings Berhad	31,229
580	Inbody Co., Ltd.	20,613
22,300	Kossan Rubber Industries Berhad	37,966
348	Osstem Implant Co., Ltd.*	23,618
36,000	Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	20,570
1,000	St.Shine Optical Co., Ltd.	22,451
21,600	Top Glove Corp. Berhad	24,703
357	Vieworks Co., Ltd.	15,518

		198,501

Health Care Providers & Services (0.8%):
768	Apollo Hospitals Enterprise, Ltd.	15,001
80,200	Bangkok Chain Hospital Public Co., Ltd.	28,382
39,600	Bangkok Dusit Medical Services Public Co., Ltd., Class F	27,009
5,800	Bumrungrad Hospital Public Co., Ltd.	30,178
93,300	Chularat Hospital Public Co., Ltd.	8,236
18,400	IHH Healthcare Berhad	30,155
22,200	KPJ Healthcare Berhad	23,345
36,132	Life Healthcare Group Holdings Pte, Ltd.	89,194
5,553	Mediclinic International plc	80,126
39,623	Netcare, Ltd.	83,780
6,700	OdontoPrev SA	27,682
3,566	Qualicorp SA	20,751
6,700	Shanghai Pharmaceuticals Holding Co., Ltd.*	14,869
8,400	Sinopharm Group Co., Series H	40,475
37,000	Universal Health International Group Holding, Ltd.	2,141

		521,324

Hotels, Restaurants & Leisure (1.1%):
29,095	Alsea SAB de C.V.	110,788
541	AmRest Holdings SE*	30,040
34,444	Berjaya Sports Toto Berhard	25,989
33,400	Central Plaza Hotel Public Co., Ltd.	35,589
112,000	China Travel International Investment Hong Kong, Ltd.	32,576

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,525	City Lodge Hotels, Ltd.	$26,757
3,400	Cvc Brasil Operadora E Agenc*	24,242
5,214	Famous Brands, Ltd.	45,068
51,200	Genting Berhard	104,288
41,400	Genting Malaysia Berhad	45,767
694	Grand Korea Leisure Co., Ltd.	16,122
179	Hana Tour Service, Inc.	13,113
9,410	Jollibee Foods Corp.	48,454
884	Kangwon Land, Inc.	32,082
36,900	Magnum Berhad	21,089
28,900	MINI International Public Co., Ltd.	33,166
8,900	MK Restaurants Group Public Co., Ltd.	12,421
197	Modetour Network, Inc.	4,774
14,674	Net Holding AS*	15,057
275,000	Rexlot Holdings, Ltd.(c)	5,459
7,724	Sun International, Ltd.	45,566
153,200	Travellers International Hotel Group, Inc.	11,063
15,271	Tsogo Sun Holdings, Ltd.	27,717

		767,187

Household Durables (1.2%):
384	Amica Wronki SA	17,675
11,000	Amtran Technology Co., Ltd.	6,876
6,055	Arcelik AS	39,959
589	Coway Co., Ltd.	53,548
10,196	Crompton Greaves Consumer Electricals, Ltd.*(c)	21,717
12,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	38,073
12,000	Even Construtora e Incorporadora SA	14,235
544	Fabryki Mebli “Forte” SA	9,026
18,000	Gafisa SA	11,545
29,000	Haier Electronics Group Co., Ltd.	44,441
121	Hanssem Co., Ltd.	16,707
49	Hyundai Livart Furniture Co., Ltd.	1,101
27,000	Kinpo Electronics, Inc.*	10,207
3,396	LG Electronics, Inc.	160,020
8,200	MRV Engenharia e Participacoes SA	27,292
5,844	PIK Group*	22,856
44,771	Skyworth Digital Holdings, Ltd.	37,060
49,215	Steinhoff International Holdings NV	282,603
55,000	Tatung Co., Ltd.*	8,754
363	Whirlpool of India, Ltd.*	4,467
3,000	Zeng Hsing Industrial Co., Ltd.	13,930

		842,092

Household Products (0.5%):
9,507	Hindustan Unilever, Ltd.	126,853
55,571	Kimberl- Clark de Mexico SAB de C.V.	131,309
24,400	PT Unilever Indonesia Tbk	83,350

		341,512

Independent Power and Renewable Electricity Producers (1.1%):
40,100	Aboitiz Power Corp.	39,499
10,952	Adani Power, Ltd.*	4,970
6,900	AES Tiete Energia SA	31,688

Continued

9

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
46,000	Beijing Jingneng Clean Energy Co., Ltd., Series H	$15,062
37,000	China Longyuan Power Group Corp.	30,827
59,000	China Power International Develpoment, Ltd.	21,788
28,000	China Power New Energy Development Co., Ltd.	16,402
14,000	China Resources Power Holdings Co.	20,959
118,755	Colbun SA	28,763
34,000	Datang International Power Generation Co., Ltd.	9,523
3,700	Electricity Generating Public Co., Ltd.	19,763
2,428	Empresa Nacional de Electricidad SA, ADR	67,329
2,428	Endesa Americas SA, ADR	33,409
446,900	Energy Development Corp.	52,625
68,600	First Gen Corp.	36,519
18,100	Glow Energy Public Co., Ltd.	44,313
38,000	Huadian Fuxin Energy Corp., Class H	9,805
20,000	Huadian Power International Corp., Ltd.	9,538
708	Huaneng Power International, Inc., ADR	17,679
132,000	Huaneng Renewables Corp., Ltd.	44,244
10,150	JSW Energy, Ltd.	12,691
208,800	Lopez Holdings Corp.	34,451
11,558	NTPC, Ltd.	26,832
9,799	PTC India, Ltd.	11,230
11,263	Reliance Power, Ltd.	8,611
33,200	SPCG Public Co., Ltd.	19,302
6,000	Taiwan Cogeneration Corp.	4,629
2,800	Tractebel Energia SA	33,407

		705,858

Industrial Conglomerates (2.3%):
32,510	Aboitiz Equity Ventures, Inc.	54,342
906	Aditya Birla Nuvo, Ltd.	16,451
114,747	Alfa SAB de C.V., Class A	197,310
119,100	Alliance Global Group, Inc.	37,606
6,000	Beijing Enterprises Holdings, Ltd.	34,137
36,100	Berli Jucker Public Co., Ltd.	41,981
10,712	Bidvest Group, Ltd.	101,157
23,940	Boustead Holdings Berhad	16,097
21,000	Cahya Mata Sarawak Berhad	18,703
62,000	Citic, Ltd.	90,506
239	CJ Corp.	42,134
167,000	DMCI Holdings, Inc.	45,011
431	Doosan Corp.	35,115
4,536	Enka Insaat ve Sanayi AS	6,982
31,620	Far Eastern New Century Corp.	23,651
15,000	Fosun International, Ltd.	19,509
10,759	Grupo Carso SAB de C.V.	46,313
21,847	GRUPO KUO SAB de C.V., Series B	43,029
699	Hanwha Corp.	21,780
30,800	Hap Seng Consolidated Berhad	59,024
47,440	JG Summit Holdings, Inc.	87,348
72,431	KAP Industrial Holdings, Ltd.	30,954
10,575	KOC Holdings AS	48,352
770	LG Corp.	42,619

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
115,300	LT Group, Inc.	$39,058
59,800	MMC Corp. Berhad	29,818
7,416	Reunert, Ltd.	31,636
703	Samsung Techwin Co., Ltd.	29,803
30,840	San Miguel Corp.	51,386
13,000	Shanghai Industrial Holdings, Ltd.	29,711
21,400	Sime Darby Berhad	40,326
81	SK C&C Co., Ltd.	14,271
860	SM Investments Corp.	17,757
24,023	Turkiye Sise ve Cam Fabrikalari AS	29,744

		1,473,621

Insurance (2.6%):
145	Bajaj Finserv, Ltd.	5,000
7,200	Bangkok Life Assurance Public Co., Ltd.	7,640
6,175	BB Seguridade Participacoes SA	53,659
71,000	Cathay Financial Holding Co., Ltd.	77,645
2,673	China Life Insurance Co., Ltd., ADR^	28,761
11,000	China Life Insurance Co., Ltd.	23,704
57,200	China Life Insurance Co., Ltd.	44,370
12,800	China Pacific Insurance Group Co., Ltd., H Shares	43,698
26,000	China Taiping Insurance Holdings Co., Ltd.*	48,914
10,800	Dhipaya Insurance Public Co., Ltd.	11,141
8,993	Discovery, Ltd.	75,220
1,507	Dongbu Insurance Co., Ltd.	90,742
2,194	Hanwha General Insurance Co., Ltd.	13,920
3,119	Hanwha Life Insurance Co., Ltd.	15,692
2,150	Hyundai Marine & Fire Insurance Co., Ltd.	54,612
2,724	Korean Reinsurance Co.	28,886
5,916	Liberty Holding, Ltd.	48,795
1,558	LIG Insurance Co., Ltd.	37,982
10,400	LPI Capital Berhad	40,996
1,787	Max Financial Services, Ltd.	14,144
3,300	Mercuries Life Insurance Co., Ltd.	1,477
1,882	Meritz Fire & Marine Insurance Co., Ltd.	24,034
28,993	MMI Holdings, Ltd.	44,816
44,400	MPHB Capital Berhad*	14,728
7,900	New China Life Insurance Co., Ltd.	28,203
83,000	People’s Insurance Co. Group of China, Ltd.	32,153
44,000	Picc Property & Casuality Co., Ltd., Class H	69,550
47,500	Ping An Insurance Group Co. of China, Ltd.	210,161
2,500	Porto Seguro SA	20,643
7,140	Powszechny Zaklad Ubezpieczen SA	51,961
518,000	PT Panin Financial Tbk*	8,266
360	Samsung Fire & Marine Insurance Co., Ltd.	82,411
520	Samsung Life Insurance Co., Ltd.	45,551
31,280	Sanlam, Ltd.	128,968
2,365	Santam, Ltd.	37,179
232,105	Shin Kong Financial Holdings Co., Ltd.	45,490
5,289	Sul America SA	25,706
675	Tongyang Life Insurance	5,967

		1,642,785

Continued

10

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (0.1%):
108	CJ O Shopping Co., Ltd.	$16,518
91	GS Home Shopping, Inc.	13,550
182	Hyundai Home Shopping Network Corp.	20,040
1,712	Interpark Holdings Corp.	8,894

		59,002

Internet Software & Services (1.7%):
1,139	Daou Technology, Inc.	23,250
194	Daum Kakao Corp.	15,772
874	Mail.ru Group, Ltd., GDR*	15,895
234	NHN Corp.	145,532
2,268	Pchome Online, Inc.	25,104
37,400	Tencent Holdings, Ltd.	852,070

		1,077,623

IT Services (2.3%):
10,000	Chinasoft International, Ltd.*	3,931
5,280	Cielo SA	55,483
655	eClerx Services, Ltd.	14,051
3,739	EOH Holdings, Ltd.^	35,482
7,851	HCL Technologies, Ltd.	85,278
2,719	Hexaware Technologies, Ltd.	9,261
39,860	Infosys, Ltd., ADR^	711,502
463	KCP Co., Ltd.	8,351
3,450	Mindtree, Ltd.	34,036
1,344	Mphasis, Ltd.	11,461
73,800	MyEG Services Berhad	36,139
954	Persistent Systems, Ltd.	9,882
12,199	Sonda SA	22,212
7,763	Tata Consultancy Services, Ltd.	293,826
2,928	Tech Mahindra, Ltd.	22,062
5,423	Vakrangee, Ltd.	15,139

		1,368,096

Leisure Products (0.1%):
6,000	Giant Manufacturing Co., Ltd.	37,313
6,000	Merida Industry Co., Ltd.	25,349

		62,662

Life Sciences Tools & Services (0.0%):
537	Divi’s Laboratories, Ltd.	8,861

Machinery (0.9%):
816	AIA Engineering, Ltd.	12,480
3,000	AirTac International Group*	22,471
28,600	Changsha Zoomlion Heavy Industry Science & Technology	9,965
10,500	China Conch Venture Holdings, Ltd.	20,821
7,600	China International Marine Containers Group Co., Ltd.	9,424
29,000	CRRC Corp., Ltd., Class H	26,098
26,000	CSBC Corp. Taiwan	12,313
3,522	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	13,134
4,412	Doosan Infracore Co., Ltd.*	26,483
176	Eicher Motors, Ltd.	50,340
8,000	Haitian International Holdings, Ltd.	14,234

Shares		Fair Value
Common Stocks, continued
Machinery, continued
4,853	Hanjin Heavy Industries & Contruction Co., Ltd.*	$16,982
4,120	Hiwin Technologies Corp.	19,191
167	Hyundai Elevator Co., Ltd.*	9,050
468	Hyundai Heavy Industries Co.*	43,808
337	Hyundai Mipo Dockyard Co., Ltd.*	20,427
50	Hyundai Rotem Co., Ltd.*	779
3,800	Iochpe-Maxion SA	16,232
1,000	King Slide Works Co., Ltd.	11,708
92,000	Lonking Holdings, Ltd.	13,496
808	Otokar Otomotiv Ve Savunma Sanayi AS	27,315
49,500	PT United Tractors Tbk	55,751
3,844	Samsung Heavy Industries Co., Ltd.*	31,233
2,000	Shin Zu Shing Co., Ltd.	6,566
29,500	Sinotruk Hong Kong, Ltd.	12,862
837	Turk Traktor ve Ziraat Makineleri AS	24,479
2,346	WEG SA	10,029
10,000	Weichai Power Co., Ltd., Class H	10,347
11,000	Yungtay Engineering Co., Ltd.	15,584

		563,602

Marine (0.1%):
24,000	China Shipping Development Co., Ltd., Class H	13,612
38,380	Evergreen Marine Corp. (Taiwan), Ltd.	14,240
33,207	Grindrod, Ltd.	25,974
5,112	Hanjin Shipping Co., Ltd.*	8,925
16,500	MISC Berhad	30,588
57,400	Thoresen Thai Agencies Public Co., Ltd.	14,868
88	Trencor, Ltd.	235
4,000	U-Ming Marine Transport Corp.	3,095
21,000	Wisdom Marine Lines Co., Ltd.	22,454
37,000	Yang Ming Marine Transport*	9,066

		143,057

Media (1.6%):
30,000	Alibaba Pictures Group, Ltd.*	7,009
52,700	Astro Malaysia Holdings Berhad	38,331
47,000	BEC World Public Co., Ltd.	30,515
748	Cheil Worldwide, Inc.	10,979
408	CJ CGV Co., Ltd.	36,696
301	CJ E&M Corp.	18,214
546	CJ Hellovision Co., Ltd.	5,336
4,478	Cyfrowy Polsat SA*	25,122
13,912	Dish Tv India Ltd.*	20,239
9,743	Grupo Televisa SA, ADR	253,707
940	KT Skylife Co., Ltd.	13,267
193	Loen Entertainment, Inc.*	12,313
27,800	Major Cineplex Group Public Co., Ltd.	26,208
23,590	Megacable Holdings SAB de C.V.	95,763
800	Multiplus SA	8,800
1,400	Naspers, Ltd.	215,028
327,000	PT Global MediaCom Tbk	24,515
177,400	PT Media Nusantara Citra Tbk	29,536
190,700	PT Surya Citra Media Tbk	47,838
63	PVR, Ltd.	945

Continued

11

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
25,700	RS pcl	$8,492
413	S.M.Entertainment Co.*	13,103
800	Smiles SA	11,951
4,534	Sun Tv Network, Ltd.	24,521
20,498	Tv18 Broadcast, Ltd.*	13,748
81,100	Vgi Global Media plc	13,910
23,000	Wisdom Holdings Group*	7,021
1,107	ZEE Entertainment Enterprises, Ltd.	7,518

		1,020,625

Metals & Mining (4.7%):
4,055	African Rainbow Minerals, Ltd.	25,510
26,000	Angang Steel Co., Ltd.*	11,692
1,552	Anglo American Platinum, Ltd.*	38,847
24,823	AngloGold Ashanti, Ltd., ADR*	448,303
2,033	ArcelorMittal South Africa, Ltd.*	1,167
2,498	Assore, Ltd.	31,018
29,500	China Hongqiao Group, Ltd.	19,873
3,000	China Metal Products Co., Ltd.	3,589
222,000	China Precious Metal Resources Holdings Co., Ltd.*	7,017
56,000	China Steel Corp.	36,489
44,400	China Zhongwang Holdings, Ltd.	19,814
62,122	Companhia Siderurgica Nacional SA, ADR*	152,199
4,348	Dongkuk Steel Mill Co., Ltd.*	30,758
14,863	Eregli Demir ve Celik Fabrikalari T.A.S.	21,120
21,000	Feng Hsin Steel Co., Ltd.	26,542
45,694	Gerdau SA, ADR	83,163
49,970	Gold Field, Ltd., ADR	244,853
471	Grupa Kety SA	38,147
107,195	Grupo Mexico SAB de C.V., Series B	251,240
4,210	Grupo Simec SA de C.V., Series B*	10,258
19,883	Hindalco Industries, Ltd.	36,511
1,195	Hyundai Steel Co.	48,163
18,316	Impala Platinum Holdings, Ltd.*	59,050
7,412	Industrias CH SA*(a)	30,539
5,801	Industrias Penoles SAB de C.V.	138,529
15,000	Jiangxi Copper Co., Ltd.	16,847
20,933	Jindal Steel & Power, Ltd.	21,221
2,531	JSW Steel, Ltd.	55,071
43,143	Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D	19,350
40	KISWIRE, Ltd.	1,289
115	Korea Zinc Co.	50,745
1,878	Koza Altin Isletmeleri AS*	8,359
1,922	Kumba Iron Ore, Ltd.*	14,610
166	Kumkang Kind Co., Ltd.	6,724
52,000	Maanshan Iron & Steel Co., Ltd.*	11,247
23,056	Minera Frisco SAB de C.V.*	15,591
3,766	MMC Norilsk Nickel PJSC, ADR	50,352
52,000	MMG, Ltd.*	12,920
4,660	National Aluminum Co., Ltd.	2,978
18,667	Northam Platinum, Ltd.*^	54,918
2,692	Novolipetsk Steel OJSC, Registered Shares, GDR	35,156

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
2,030	POSCO, ADR^	$90,335
26,800	Press Metal Berhad	24,530
764,200	PT Aneka Tambang Persero Tbk*	42,142
71,800	PT Vale Indonesia Tbk*	10,000
3,505	Royal Bafokeng Platinum, Ltd.*^	10,621
697	Seah Besteel Corp.	15,123
2,792	Severstal PAO, GDR	30,691
88,000	Shougang Fushan Resources Group, Ltd.	15,706
49,251	Sibanye Gold, Ltd.	168,900
73,000	STP & I Public Co., Ltd.	20,838
26,743	Tata Steel, Ltd., GDR	125,078
7,000	Ton Yi Industrial Corp.	3,125
22,000	Tung Ho Steel Enterprise Corp.	13,047
17,991	Vale SA, ADR	91,034
18,714	Vedanta, Ltd., ADR	147,278
3,000	Yeong Guan Energy Technology Group Co., Ltd.	19,095
36,050	Yieh Phui Enterprise Co., Ltd.	8,921
3,500	Zhaojin Mining Industry Co., Ltd.	3,705

		3,031,938

Multiline Retail (0.8%):
37,800	Aeon Co. (M) Berhad	24,516
3,137	El Puerto de Liverpool SAb de C.V.	33,199
59,000	Far Eastern Department Stores, Ltd.	31,840
15,000	Golden Eagle Retail Group, Ltd.	16,825
23,569	Grupo Sanborsn SAB de C.V.	31,566
295	Hyundai Department Store Co., Ltd.	33,050
23,500	Intime Retail Group Co., Ltd.	19,580
7,200	Lojas Americanas SA	25,444
9,886	Lojas Renner SA	73,164
214	Lotte Shopping Co., Ltd.	37,664
3,030	Poya International Co., Ltd.	33,657
8,500	PT Matahari Department Store Tbk	12,908
489,200	PT Multipolar Tbk	13,736
39,838	Ripley Corp SA	19,805
130	Shinsegae Department Store Co.	22,052
56,000	Springland International Holdings, Ltd.	7,220
20,564	Woolworths Holdings, Ltd.	117,946

		554,172

Multi-Utilities (0.2%):
198,500	YTL Corporation Berhad	82,289
65,800	YTL Power International Berhad	22,981

		105,270

Oil Gas & Consumable Fuels (0.0%):
7,700	PT Indo Tambangraya Megah Tbk	5,521

Oil, Gas & Consumable Fuels (6.2%):
30,900	Bangchak Petroleum Public Co., Ltd.	28,168
108,150	Banpu Public Co., Ltd.	45,336
1,621	Bharat Pertoleum Corp., Ltd.	25,912
5,402	Cairn India, Ltd.	11,279
32,000	China Coal Energy Co., Ltd., Class H*	16,703
182,000	China Petroleum & Chemical Corp., H Shares	131,301
29,000	China Shenhua Energy Co., Ltd.	53,607

Continued

12

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
80,000	China Suntien Green Energy Corp.^	$8,276
58,000	CNOOC, Ltd.	72,339
1,141	CNOOC, Ltd., ADR	142,238
1,750	Cosan sa industria e Comercio	18,139
9,789	Ecopetrol SA, ADR*	93,583
1,700	Empresas Copec SA	14,899
81,200	Energy Absolute Public Co., Ltd.	49,263
8,460	Exxaro Resources, Ltd.	39,049
6,000	Formosa Petrochemical Corp.	16,360
33,119	Gazprom OAO, ADR	143,028
6,547	Grupa Lotos SA*	50,599
1,737	GS Holdings	72,347
20	Hankook Shell Oil Co., Ltd.	7,733
7,768	Indian Oil Corp., Ltd.	50,858
279,900	IRPC Public Co., Ltd.	38,017
64,000	Kunlun Energy Co., Ltd.	53,473
340	Lubelski Wegiel Bogdanka SA	3,118
3,328	LUKOIL PJSC, ADR	139,284
331	MOL Hungarian Oil & Gas plc	19,152
54	NovaTek OAO, Registered Shares, GDR	5,519
5,088	Oil & Natural Gas Corp., Ltd.	16,347
1,207	PetroChina Co., Ltd., ADR	81,979
48,000	PetroChina Co., Ltd., Class H	32,648
32,757	Petroleo Brasileiro SA, ADR*	190,318
23,128	Petroleo Brasileiro SA, ADR*	165,596
214,800	Petron Corp.	51,011
7,000	Petronas Dagangan Berhad	40,698
1,428	Petronet LNG, Ltd.	6,241
8,880	Polski Koncern Naftowy Orlen SA	155,450
25,218	Polskie Gornictwo Naftowe i Gazownictwo SA	36,004
490,000	PT Adaro Energy Tbk	31,747
475,000	PT Sugih Energy Tbk*	11,509
45,300	PTT Exploration & Production Public Co., Ltd.	108,099
34,600	PTT Public Co., Ltd.	309,076
11,175	Reliance Industries, Ltd., GDR(b)	320,921
10,622	Rosneft Oil Co., Registered Shares, GDR, GDR	54,505
7,388	Sasol, Ltd., ADR	200,362
15,980	Semirara Mining and Power Corp.	42,513
899	SK Energy Co., Ltd.	110,721
349	SK Gas, Ltd.	26,235
309	S-Oil Corp.	20,453
51,200	Tambang Batubara Bukit Asam Tbk PT	30,195
3,368	Tatneft Pjsc, ADR	104,872
22,600	Thai Oil Public Co., Ltd.	38,716
2,548	Tupras-Turkiye Petrol Rafine	56,625
11,402	Ultrapar Participacoes SA, ADR	250,957
126,000	United Energy Group, Ltd.*	5,375
2,362	Yanzhou Coal Mining Co., Ltd., ADR^	14,763

		3,863,516

Paper & Forest Products (0.7%):
7,803	Duratex SA	20,626
5,996	Empresas CMPC SA	12,422

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
10,650	Fibria Celulose SA, ADR	$71,994
1,954	Hansol Holdings Co., Ltd.*	12,274
125	Hansol Paper Co., Ltd.	2,351
19,000	Lee & Man Paper Manufacturing, Ltd.	14,128
4,549	Mondi, Ltd.	83,283
43,000	Nine Dragons Paper Holdings, Ltd.	32,809
37,206	Sappi, Ltd.*	173,953
6,600	Suzano Papel e Celulose SA, Class A	23,303
47,000	YFY, Inc.	14,186

		461,329

Personal Products (1.0%):
267	Amorepacific Corp.	100,647
384	Amorepacific Group	56,213
945	Colgate-Palmolive India, Ltd.	12,852
159	Cosmax, Inc.	23,775
5,123	Dabur India, Ltd.	23,477
13,140	Eis Eczacibasi Ilac Sanayi VE Finansal Yatirimlar	15,306
232	Emami, Ltd.	3,788
101	Gillette India, Ltd.	6,867
1,015	Godrej Consumer Products, Ltd.	24,260
3,000	Grape King BIO, Ltd.	19,587
9,000	Hengan International Group Co., Ltd.	75,725
2,700	Hypermarcas SA	19,545
499	Korea Kolmar Co., Ltd.	43,506
127	LG Household & Health Care, Ltd.	123,212
8,551	Marico, Ltd.	33,465
4,000	Natura Cosmeticos SA	31,746
12	Procter & Gamble Hygiene & Healthcare, Ltd.	1,115
261	Sansung Life & Science Co., Ltd.*	6,030

		621,116

Pharmaceuticals (1.7%):
510	Ajanta Pharma, Ltd.	11,396
840	Alembic Pharmaceuticals, Ltd.	7,164
3,947	Aspen Pharmacare Holdings, Ltd.	97,943
5,576	Aurobindo Pharma, Ltd.	61,315
3,311	Cadila Healthcare, Ltd.	16,132
21,000	China Medical System Holdings, Ltd.	32,188
22,000	China Pharmaceutical Enterprise & Investment Corp.	19,641
3,000	China Shineway Pharmaceutical Group, Ltd.	3,295
2,000	China Traditional Chinese Medicine Co., Ltd.*	792
181	Chong Kun Dang Pharmaceutical Corp.	17,528
2,742	Cipla, Ltd.	20,399
12,000	Dawnrays Pharmaceutical Holdings, Ltd.	9,185
4,938	Dr. Reddy’s Laboratories, Ltd., ADR	252,975
8	Glaxosmithkline Pharmaceuticals, Ltd.	413
3,004	Glenmark Pharmaceuticals, Ltd.	35,579
49	Hanmi Pharm Co., Ltd.	30,296
204,000	Hua Han Bio-Pharmaceutical Holdings, Ltd.	18,330
66	Huons Co., Ltd.*	5,456
62	Huons Co., Ltd.	3,265
2,206	Jubilant Life Sciences, Ltd.	10,306

Continued

13

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,201	Jw Holdings Corp.	$13,254
17	Kolon Life Science, Inc.	2,331
318	LG Life Sciences, Ltd.*	20,010
3,131	Lupin, Ltd.	71,599
149	Piramal Enterprises, Ltd.	3,183
287,900	PT Kalbe Farma Tbk	33,432
697	Richter Gedeon Nyrt	13,854
792	Samjin Pharmaceutical Co., Ltd.	24,400
57	Sanofi India, Ltd.	3,758
91,000	Sihuan Pharmaceutical Holdings Group, Ltd.	17,473
60,000	Sino Biopharmaceutical, Ltd.	39,304
40,172	SSY Group, Ltd.	12,967
5,115	Sun Pharmaceutical Industries, Ltd.	57,851
11,000	Tong Ren Tang Technologies Co., Ltd.	18,249
695	Torrent Pharmaceuticals, Ltd.	14,132
5,000	TTY Biopharm Co., Ltd.	17,718
1,348	Wockhardt, Ltd.*	18,763
87	Yuhan Corp.	23,134

		1,059,010

Professional Services (0.0%):
5,096	Sporton International, Inc.	26,301

Real Estate Management & Development (3.5%):
42,000	Agile Property Holdings, Ltd.	22,397
2,900	Aliansce Shopping Centers SA	12,623
43,100	Amata Corp. Public Co., Ltd.	15,718
98,800	AP Thailand plc	20,733
38,800	Ayala Land, Inc.	32,109
438,000	Bangkok Land Public Co., Ltd.	20,343
30,000	Beijing Capital Land, Ltd.	11,018
443,000	Belle Corp.	31,896
16,890	BR Malls Participacoes SA*	67,943
62,000	C C Land Holdings, Ltd.	16,422
22,000	Cathay Real Estate Development Co., Ltd.	9,961
35,000	Central Pattana Public Co., Ltd.	59,712
90,000	China Merchants Land, Ltd.	12,709
38,000	China Overseas Grand Oceans Group, Ltd.*	11,230
36,000	China Overseas Land & Investment, Ltd.	114,893
12,000	China Overseas Property Holdings, Ltd.	1,779
30,000	China Resources Land, Ltd.	70,336
78,000	China Sce Property Holdings, Ltd.	16,913
50,000	China South City Holdings, Ltd.	9,770
13,900	China Vanke Co., Ltd., H Shares	27,516
8,400	Chong Hong Construction Co., Ltd.	16,591
144,000	CIFI Holdings Group Co., Ltd.	35,480
22,208	Corporacion Inmobiliaria Vesta SAB de C.V.	34,445
110,000	Country Garden Holdings Co., Ltd.	46,404
39,780	Eastern & Oriental Berhad*	16,407
8,417	Etalon Group, Ltd.	20,603
107,000	Evergrande Real Estate Group, Ltd.	65,757
16,000	Farglory Land Development Co., Ltd.	18,517
754,000	Filinvest Land, Inc.	32,043
96,000	Franshion Properties China, Ltd.	27,095
159,000	Glorious Property Holdings, Ltd.*	14,359
16,000	Greenland Hong Kong Holdings, Ltd.*	5,563

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
12,500	Greentown China Holdings, Ltd.*	$8,781
26,800	Guangzhou R&F Properties Co., Ltd., Class H	33,995
15,600	Highwealth Construction Corp.	25,835
20,000	Hopson Development Holdings, Ltd.	17,713
18,760	Housing Development & Infrastructure, Ltd.*	28,937
4,000	Huaku Development Co., Ltd.	6,849
19,000	Hung Sheng Construction, Ltd.	9,775
14,324	Indiabulls Real Estate, Ltd.*	19,939
38,561	KSL Holdings Berhad	10,742
31,500	KWG Property Holding, Ltd.	18,415
36,400	L.P.N. Development Public Co., Ltd.	13,407
18,500	Longfor Properties Co., Ltd.	24,083
83,375	Mah Sing Group Berhad	30,483
29,166	Matrix Concepts Holdings Berhad	17,972
378,500	Megaworld Corp.	37,657
59,000	Mingfa Group International Co., Ltd.*(a)	14,374
1,200	Multiplan Empreendimentos Imobiliarios SA	22,492
1,554	New Europe Property Investment plc	17,794
938	Oberoi Realty, Ltd.	3,789
15,342	Parque Arauco SA	30,995
53,000	Poly Property Group Co., Ltd.*^	13,626
1,252	Prestige Estates Projects, Ltd.	3,469
33,000	Prince Housing & Development Corp.	12,261
49,600	Pruksa Real Estate Public Co., Ltd.	35,686
417,700	PT Alam Sutera Realty Tbk	15,252
292,900	PT Bumi Serpong Damai	47,039
431,581	PT Ciputra Development Tbk	47,522
451,300	PT Hanson International Tbk*	26,803
397,700	PT Intiland Development Tbk	17,620
23,200	PT Lippo Cikarang Tbk*	13,653
577,600	PT Lippo Karawaci Tbk	50,197
177,300	PT Modernland Realty Tbk*	5,925
817,900	PT Pakuwon Jati Tbk	38,312
251,500	PT Summarecon Agung Tbk	34,688
53,040	Radium Life Tech Co., Ltd.	17,193
10,000	Redco Properties Group, Ltd.*(b)	6,968
464,000	Renhe Commercial Holdings Co., Ltd.*	12,020
61,200	Robinsons Land Corp.	38,459
13,000	Ruentex Development Co., Ltd.	15,114
191,700	SC Asset Corp. Public Co., Ltd.	17,945
82,000	Shanghai Industrial Urban development Group, Ltd.	16,543
116,000	Shenzhen Investment, Ltd.	46,530
41,500	Shimao Property Holdings, Ltd.	52,566
95,500	Shui On Land, Ltd.	24,271
48,500	Sino-Ocean Land Holdings, Ltd.	21,102
65,700	SM Prime Holdings, Inc.	38,377
707	Sobha, Ltd.	3,436
98,000	Soho China, Ltd.	47,354
58,000	Sunac China Holdings, Ltd.	36,156
29,900	Sunway Berhad	22,292
51,800	Supalai Public Co., Ltd.	35,356
83,000	UEM Sunrise Berhad	21,244
38,000	UOA Development Berhad	20,668
349,500	Vista Land & Lifescapes, Inc.	39,839

Continued

14

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
236,000	Yuexiu Property Co., Ltd.	$28,991
24,000	Yuzhou Properties Co., Ltd.	6,706

		2,244,495

Road & Rail (0.1%):
34,000	Guangshen Railway Co., Ltd.	16,161
3,800	Localiza Rent a Car SA	40,641
821	PKP Cargo SA*	6,904

		63,706

Semiconductors & Semiconductor Equipment (6.3%):
31,933	Advanced Semiconductor Engineering, Inc., ADR	178,185
5,000	Advanced Wireless Semiconductor Co.	9,775
5,050	Ardentec Corp.	2,966
27,000	Chipbond Technology Corp.	34,596
483	Dongbu Hitek Co., Ltd.*	7,764
7,000	Elite Advanced Laser Corp.	33,211
15,000	Elite Semiconductor Memory Technology, Inc.	13,726
2,000	eMemory Technology, Inc.	19,768
237	EO Technics Co., Ltd.	20,117
23,000	Epistar Corp.	16,310
20,000	Everlight Electronics Co., Ltd.	32,650
369,000	GCL-Poly Energy Holdings, Ltd.	48,278
9,000	Gigastorage Corp.*	7,109
14,000	Gintech Energy Corp.*	11,479
13,200	Globetronics Technology Berhad	10,943
2,000	Greatek Electronics, Inc.	2,345
11,000	Holtek Semiconductor, Inc.	18,341
32,000	Inotera Memories, Inc.*	24,942
227	Jusung Engineering Co., Ltd.*	1,664
737	KC Tech Co., Ltd.	9,567
31,000	King Yuan Electronics Co., Ltd.	27,519
9,000	Kinsus Interconnect Technology Corp.	19,773
121	LEENO Industrial, Inc.	4,298
70,000	Macronix International Co., Ltd.*	6,163
10,000	MediaTek, Inc.	76,360
10,000	Motech Industries, Inc.*	10,499
25,424	Nanya Technology Corp.	31,140
26,430	Neo Solar Power Corp.	14,717
9,000	Novatek Microelectronics Corp.	33,656
48,000	Orient Semiconductor Electronics, Ltd.*	18,204
3,000	Parade Technologies, Ltd.	28,717
3,000	Phison Electronics Corp.	25,948
15,000	Powertech Technology, Inc.	33,269
9,000	Radiant Opto-Electronics Corp.	14,117
12,000	Realtek Semiconductor Corp.	37,338
10,057	Semiconductor Manufacturing International Corp., ADR*^	40,731
1,476	Seoul Semiconductor Co., Ltd.	19,137
24,000	Shunfeng International Clean Energy, Ltd.*	3,155
4,000	Sigurd Microelectronics Corp.	2,931
10,138	Siliconware Precision Industries Co., ADR	77,656
14,000	Sino-American Silicon Products, Inc.	15,772
11,000	Sitronix Technology Corp.	35,865

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
7,483	SK Hynix, Inc.	$212,729
81,431	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,135,935
14,000	Taiwan Surface Mounting Technology Corp.	11,998
35,700	Unisem (M) Berhad	21,255
120,570	United Microelectronics Corp., ADR	239,933
20,000	Vanguard International Semiconductor Corp.	33,019
7,000	Visual Photonics Epitaxy Co., Ltd.	10,712
21,807	Win Semiconductors Corp.*	44,593
157,000	Winbond Electronics Corp.*	43,669
750	Wonik Ips Co., Ltd.*	14,881
713	WONIK IPS Co., Ltd.*(c)	4,014
74,000	Xinyi Solar Holdings, Ltd.	29,299

		3,882,738

Software (0.3%):
4,677	CD Projekt SA*	32,610
244	Com2uS Corp.*	27,921
517	Cyient, Ltd.	3,757
333	DuzonBIzon Co., Ltd.	6,813
11,000	Kingsoft Corp., Ltd.	21,254
4,341	Kpit Technologies, Ltd.	11,941
171	Ncsoft Corp.	35,064
522	NHN Entertainment Corp.*	29,283
548	NIIT Technologies, Ltd.	4,184
2,500	Totvs SA	23,593
989	Webzen, Inc.*	16,073

		212,493

Specialty Retail (1.0%):
331	Cashbuild, Ltd.	7,996
11,000	China Harmony New Energy Auto Holding, Ltd.	5,946
32,500	China Zhentong Auto Services Holdings, Ltd.	12,068
2,900	Cia. Hering	13,381
255,000	GOME Electrical Appliances Holdings, Ltd.^	30,486
147,000	Home Product Center Public Co., Ltd.	41,572
1,000	Hotai Motor Co., Ltd.	9,792
729	Hotel Shilla Co., Ltd.	43,514
6,696	Lewis Group, Ltd.^	20,096
291	Lotte Himart Co., Ltd.	11,679
6,092	Mr.Price Group, Ltd.	85,794
16,800	Padini Holdings Berhad	9,881
347,300	PT ACE Hardware Indonesia Tbk	24,373
172,000	PT Tiphone Mobile Indonesia Tbk	8,819
25,597	Super Group, Ltd.*	68,836
8,777	The Foschini Group, Ltd.	83,860
17,694	Truworths International, Ltd.	103,504
26,500	Zhongsheng Group Holdings, Ltd.	14,543

		596,140

Technology Hardware, Storage & Peripherals (5.5%):
57,000	Acer, Inc.*	26,920
4,000	Advantech Co., Ltd.	30,503
13,000	Asia Vital Components Co., Ltd.	9,828
8,000	Asustek Computer, Inc.	66,106

Continued

15

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
3,000	Casetek Holdings, Ltd.	$10,517
9,000	Catcher Technology Co., Ltd.	67,187
8,005	Chicony Electronics Co., Ltd.	18,025
14,000	Clevo Co.	11,823
99,967	CMC Magnetics Corp.*	11,682
87,000	Compal Electronics, Inc.	54,939
92,000	Coolpad Group, Ltd.*	17,216
16,060	Foxconn Technology Co., Ltd.	37,854
37,000	Getac Technology Corp.	26,068
11,000	Gigabyte Technology Co., Ltd.	13,072
17,000	High Tech Computer Corp.	54,714
20,000	Inventec Corp.	14,298
352	Kona I Co., Ltd.	5,155
122,000	Lenovo Group, Ltd.	73,714
46,230	Lite-On Technology Corp.	63,538
26,000	Micro-Star International Co., Ltd.	47,956
37,000	Pegatron Corp.	78,424
82,000	Qisda Corp.	29,126
22,000	Quanta Computer, Inc.	41,892
73,000	Ritek Corp.*	6,310
4,031	Samsung Electronics Co., Ltd., GDR	2,515,882
22	Samsung Electronics Co., Ltd.	27,393
17,000	TCL Communicatin Technology Holdings, Ltd.	15,720
2,000	Tsc Auto Id Technology Co., Ltd.	16,078
39,168	Wistron Corp.	27,453

		3,419,393

Textiles (0.0%):
16,000	Weiqiao Textile Co., Ltd.	12,147

Textiles, Apparel & Luxury Goods (0.8%):
6,255	Aksa Akrilik Kimya Sanayii AS	16,773
4,500	Alpargatas SA	14,599
16,000	Anta Sports Products, Ltd.	32,146
3,289	Arvind, Ltd.	16,117
90,000	Belle International Holdings, Ltd.	53,048
150,000	Bosideng International Holdings, Ltd.	12,780
970	CCC SA	39,473
76,000	China Dongxiang Group Co., Ltd.	13,450
23,000	China Lilang, Ltd.	14,646
10,000	Cosmo Lady China Holdings Co., Ltd.(b)	5,125
2,045	Eclat Textile Co., Ltd.	19,731
7,210	Feng Tay Enterprise Co., Ltd.	29,932
213	Fila Korea, Ltd.	16,817
585	Hansae Co., Ltd.	19,156
51	Ilshin Spinning Co., Ltd.	5,518
263	Indo Count Industries, Ltd.*	3,782
459	LF Corp.	8,460
4	LPP SA	5,128
3,104	Makalot Industrial Co., Ltd.	14,521
48	Page Industries, Ltd.	9,985
20,000	Pou Chen Corp.	26,906
776,900	PT Sri Rejeki Isman Tbk	15,369
2,940	Rajesh Exports, Ltd.	18,864
7,000	Shenzhou International Group	33,854
126	SRF, Ltd.	2,462

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
34,140	Tainan Spinning Co., Ltd.	$13,029
13,000	Taiwan Paiho, Ltd.	34,902
5,586	Welspun India, Ltd.	9,058
337	Youngone Corp.	12,152
264	Youngone Holdings Co., Ltd.	14,382

		532,165

Thrifts & Mortgage Finance (0.2%):
5,015	Dewan Housing Finance Corp., Ltd.	15,202
786	Gruh Finance, Ltd.	3,346
2,058	Housing Development Finance Corp., Ltd.	38,403
2,182	Indiabulls Housing Finance, Ltd.	21,789
7,284	LIC Housing Finance, Ltd.	53,624

		132,364

Tobacco (0.6%):
3,300	British American Tobacco Malaysia Berhad	43,208
28,399	ITC, Ltd.	154,697
1,326	KT&G Corp.	157,209
39	Philip Morris CR AS	19,754
7,000	PT Gudang Garam Tbk	36,610

		411,478

Trading Companies & Distributors (0.2%):
709	Adani Enterprises, Ltd.	918
13,546	Barloworld, Ltd.	68,100
447	Daewoo International Corp.	9,775
1,664	Hudaco Industries, Ltd.	11,952
590	LG International Corp.	19,307
47,200	PT AkR Corporindo Tbk	22,961
2,473	SK Network Co., Ltd.	12,821

		145,834

Transportation Infrastructure (1.4%):
11,046	Adani Ports & Special Economic Zone, Ltd.	34,028
6,100	Airports of Thailand Public Co., Ltd.	67,709
13,600	Bangkok Aviation Fuel Services Public Co., Ltd.	13,711
269,182	Bangkok Exressway & Metro Public Co., Ltd.	53,047
20,000	Beijing Capital International Airport Co., Ltd.	21,697
20,000	China Merchants Holdings International Co., Ltd.	53,616
11,900	Companhia de Concessoes Rodoviarias	62,246
48,000	Cosco Pacific, Ltd.	48,176
3,700	Ecorodovias Infraestrutura e Logistica SA*	9,619
1,854	Gateway Distriparks, Ltd.	8,570
8,915	Grupo Aeroportuario del Centro Norte, SAb de C.V.	53,139
522	Grupo Aeroportuario del Sureste SAB de C.V., ADR	83,285
11,605	Grupo Aeroporturaio del Pacifico SAB de C.V.	119,331
42,500	Hopewell Highway Infrastructure, Ltd.^	21,158
19,750	International Container Terminal Services, Inc.	26,017
16,000	Jiangsu Expressway Co., Ltd., Series H	22,256
12,000	Malaysia Airports Holdings Berhad	18,221
24,684	OHL Mexico SAB de C.V.*	30,250

Continued

16

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
54,300	PT Jasa Marga Persero Tbk	$21,740
20,000	Shenzhen Expressway Co., Ltd.	18,287
22,000	Shenzhen International Holdings, Ltd.	31,968
58,253	Sociedad Matriz SAAM SA	4,313
6,974	TAV Havalimanlari Holding AS	30,023
70,000	Tianjin Port Development Holdings, Ltd.	10,120
29,300	Westports Holding Berhad	30,689
30,000	Yuexiu Transport Infrastructure, Ltd.	19,287
20,000	Zhejiang Expressway Co., Ltd.	19,060

		931,563

Water Utilities (0.6%):
36,941	Aguas Andinas SA, Class A	21,211
22,000	Beijing Enterprises Water Group, Ltd.	13,340
38,000	China Water Affairs Group, Ltd.	21,997
13,912	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, ADR	124,652
1,200	Companhia de Saneamento de Minas Gerais- Copasa MG	11,044
64,000	CT Environmental Group, Ltd.	18,700
22,000	Guangdong Investment, Ltd.	33,607
16,068	Inversiones Aguas Metropolitanas SA	25,591
84,700	Manila Water Co.	48,853
95,500	TTW Public Co., Ltd.	30,467

		349,462

Wireless Telecommunication Services (3.7%):
15,900	Advanced Information Service plc	71,885
24,516	America Movil SAB de C.V., Series L, ADR	300,566
53,272	Axiata Group Berhad	74,624
7,027	China Mobile, Ltd., ADR	406,863
19,500	China Mobile, Ltd.	225,235
68,500	DIGI.com Berhad	81,414
2,331	Empresa Nacional de Telecomunicaciones SA*	21,133
18,000	Far EasTone Telecommunications Co., Ltd.	43,499
18,392	Global Telecom Holding, GDR*	33,036
980	Globe Telecom, Inc.	49,443
574	Idea Cellular, Ltd.	910
30,200	Maxis Berhad	44,301
2,220	MegaFon PJSC, Registered Shares, GDR	23,151
50,253	MTN Group, Ltd.	492,602
1,712	Philippine Long Distance Telephone Co., ADR	76,304
30,600	PT Indosat Tbk*	14,765
45,500	PT Tower Bersama Infrastructure Tbk	22,671
68,700	PT XL Axiata Tbk*	19,101
25,752	Reliance Communications, Ltd.*	19,566
1,682	SK Telecom Co., Ltd., ADR	35,187
14,000	Taiwan Mobile Co., Ltd.	49,004
6,589	Tim Participacoes SA, ADR	69,514
34,600	Total Access Communication Public Co., Ltd.	31,924
5,607	Turkcell Iletisim Hizmetleri AS, ADR*	51,304
11,621	Vimpelcom, Ltd., ADR^	45,090
6,240	Vodacom Group, Ltd.	71,536

		2,374,628

Total Common Stocks (Cost $71,894,821)		62,736,065

Shares or Principal Amount		Fair Value
Preferred Stocks (0.3%):
Chemicals (0.0%):
2,900	Braskem SA, Class A, 2.20%	$17,155

Electric Utilities (0.1%):
1,923	Companhia de Transmissao de Energia, 1.05%	37,588

Independent Power and Renewable Electricity Producers (0.0%):
4,100	Companhia Energetica de Sao Paulo, Class B, 0.70%	15,063

Machinery (0.0%):
17,000	Marcopolo SA, 4.46%	12,703

Metals & Mining (0.2%):
48,600	Usinas Siderurgicas de Minas Gerais SA, A Shares, 1.66%*	29,204
20,481	Vale SA, ADR, 11.61%	82,130

		111,334

Multiline Retail (0.0%):
3,600	Lojas Americanas SA, 0.09%	17,990

Total Preferred Stocks (Cost $235,886)		211,833

Rights (0.0%):
Construction & Engineering (0.0%):
2,600	China Singyes Solar Technologies Holdings, Ltd., Expires on 7/12/16*	49

Construction Materials (0.0%):
182	Ssangyong Cement Industrial Co., Ltd., Expires on 7/05/16*(a)	189

Industrial Conglomerates (0.0%):
36,100	Berli Jucker Public Co.,Ltd., Expires on 7/22/16*(a)	5,909

Paper & Forest Products (0.0%):
21	Hansol Paper Co., Ltd., Expires on 8/01/16*(a)	47

Wireless Telecommunication Services (0.0%):
638	Empresa Nacional de Telecomunicaciones SA, Expires on 7/25/16*	617

Total Rights (Cost $—)		6,811

Securities Held as Collateral for Securities on Loan (2.5%):
$1,573,516	AZL DFA Emerging Markets Core Equity Fund Securities Lending Collateral Account(d)	1,573,516

Total Securities Held as Collateral for Securities on Loan (Cost $1,573,516)		1,573,516

Unaffiliated Investment Company (0.1%):
542	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(e)	542

Total Unaffiliated Investment Company (Cost $542)		542

Total Investment Securities (Cost $73,704,765)(f) — 101.9%		64,528,767
Net other assets (liabilities) — (1.9)%		(1,159,466)

Net Assets — 100.0%		$63,369,301

Continued

17

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $1,526,321.

(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 0.19% of the net assets of the Fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(e)	The rate represents the effective yield at June 30, 2016.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Bermuda	0.3%
Brazil	7.2%
British Virgin Islands	—	%NM
Cayman Islands	0.3%
Chile	1.5%
China	8.2%
Colombia	0.5%
Czech Republic	0.1%
Egypt	0.2%
Guernsey	—	%NM
Hong Kong	5.6%
Hungary	0.1%
India	8.9%
Indonesia	3.1%
Korea, Republic Of	12.0%
Malaysia	4.8%
Mexico	5.9%

Country	Percentage
Philippines	2.5%
Poland	1.6%
Republic of Korea (South)	2.7%
Romania	—	%NM
Russian Federation	1.4%
South Africa	9.9%
Spain	—	%NM
Switzerland	0.1%
Taiwan	6.0%
Taiwan, Province Of China	7.7%
Thailand	3.9%
Turkey	1.8%
Ukraine	—	%NM
United States	3.7%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

18

AZL DFA Emerging Markets Core Equity Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$73,704,765

Investment securities, at value*	$64,528,767
Interest and dividends receivable	295,351
Foreign currency, at value (cost $225,690)	227,098
Receivable for investments sold	29,275
Prepaid expenses	367

Total Assets	65,080,858

Liabilities:
Payable for investments purchased	29,606
Payable for collateral received on loaned securities	1,573,516
Manager fees payable	43,021
Administration fees payable	3,519
Distribution fees payable	12,836
Custodian fees payable	51,058
Administrative and compliance services fees payable	87
Trustee fees payable	1,073
Other accrued liabilities	(3,159)

Total Liabilities	1,711,557

Net Assets	$63,369,301

Net Assets Consist of:
Capital	$75,785,634
Accumulated net investment income/(loss)	929,182
Accumulated net realized gains/(losses) from investment transactions	(4,170,939)
Net unrealized appreciation/(depreciation) on investments	(9,174,576)

Net Assets	$63,369,301

Shares of beneficial interest (unlimited number of shares authorized, no par value)	7,608,178
Net Asset Value (offering and redemption price per share)	$8.33

*	Includes securities on loan of $1,526,321.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$941,979
Income from securities lending	8,319
Foreign withholding tax	(77,757)

Total Investment Income	872,541

Expenses:
Manager fees	385,318
Administration fees	80,246
Distribution fees	77,064
Custodian fees	37,295
Administrative and compliance services fees	427
Trustee fees	1,503
Professional fees	4,638
Shareholder reports	394
Other expenses	682

Total expenses before reductions	587,567
Less expenses voluntarily waived/reimbursed by the Manager	(92,476)
Less expense contractually waived/reimbursed by the Manager	(32,739)

Net expenses	462,352

Net Investment Income/(Loss)	410,189

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(2,049,270)
Change in net unrealized appreciation/depreciation on investments	8,130,660

Net Realized/Unrealized Gains/(Losses) on Investments	6,081,390

Change in Net Assets Resulting From Operations	$6,491,579

See accompanying notes to the financial statements.

19

Statements of Changes in Net Assets

	AZL DFA Emerging Markets Core Equity Fund
	For the Six Months Ended June 30, 2016	April 27, 2015 to December 31, 2015 (a)
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$410,189	$457,808
Net realized gains/(losses) on investment transactions	(2,049,270)	(2,104,154)
Change in unrealized appreciation/depreciation on investments	8,130,660	(17,305,236)

Change in net assets resulting from operations	6,491,579	(18,951,582)

Capital Transactions:
Proceeds from shares issued	557,459	82,903,550
Value of shares redeemed	(5,371,086)	(2,260,619)

Change in net assets resulting from capital transactions	(4,813,627)	80,642,931

Change in net assets	1,677,952	61,691,349
Net Assets:
Beginning of period	61,691,349	—

End of period	$63,369,301	$61,691,349

Accumulated net investment income/(loss)	$929,182	$518,993

Share Transactions:
Shares issued	74,051	8,427,140
Shares redeemed	(663,467)	(229,546)

Change in shares	(589,416)	8,197,594

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

See accompanying notes to the financial statements.

20

AZL DFA Emerging Markets Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		April 27, 2015 to December 31, 2015 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.53		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06		0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.74		(2.53)

Total from Investment Activities	0.80		(2.47)

Net Asset Value, End of Period	$8.33		$7.53

Total Return(b)	10.62	%(c)	(24.70	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$63,369		$61,691
Net Investment Income/(Loss)(d)	1.33%		1.02%
Expenses Before Reductions(d)(e)	1.91%		2.00%
Expenses Net of Reductions(d)	1.50%		1.60%
Portfolio Turnover Rate	10	%(c)	26	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

21

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA Emerging Markets Core Equity Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

22

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $2 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $721 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL DFA Emerging Markets Core Equity Fund	1.25%	1.50%

*	The Manager voluntarily reduced the management fee to 0.95% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

At June 30, 2016, the reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2018	Expires 12/31/2019	Total
AZL DFA Emerging Markets Core Equity Fund	$44,947	$32,739	$77,686

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services,

23

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $363 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

24

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks
Aerospace & Defense	$134,816	$61,160	$195,976
Airlines	226,040	277,031	503,071
Automobiles	276,478	1,006,628	1,283,106
Banks	2,013,156	5,296,539	7,309,695
Beverages	1,089,584	178,141	1,267,725
Capital Markets	25,156	643,923	669,079
Chemicals	185,370	1,438,158	1,623,528
Commercial Services & Supplies	15,244	101,962	117,206
Construction & Engineering	227,242	732,719	959,961
Construction Materials	124,276	638,413	762,689
Consumer Finance	23,293	111,341	134,634
Containers & Packaging	24,327	79,666	103,993
Diversified Consumer Services	94,368	31,367	125,735
Diversified Financial Services	72,290	606,001	678,291
Diversified Telecommunication Services	758,437	402,084	1,160,521
Electric Utilities	969,113	469,214	1,438,327
Electronic Equipment, Instruments & Components	559,167	1,978,275	2,537,442
Food & Staples Retailing	727,043	980,475	1,707,518
Food Products	605,480	1,549,841	2,155,321
Gas Utilities	37,364	369,123	406,487
Health Care Providers & Services	48,433	472,891	521,324
Hotels, Restaurants & Leisure	135,030	632,157	767,187
Household Durables	112,862	729,230	842,092
Household Products	131,309	210,203	341,512
Independent Power and Renewable Electricity Producers	212,275	493,583	705,858
Industrial Conglomerates	286,652	1,186,969	1,473,621
Insurance	128,769	1,514,016	1,642,785
IT Services	789,197	578,899	1,368,096
Machinery	26,261	537,341	563,602
Media	370,221	650,404	1,020,625
Metals & Mining	1,743,416	1,288,522	3,031,938
Multiline Retail	183,178	370,994	554,172
Oil, Gas & Consumable Fuels	1,598,627	2,264,889	3,863,516
Paper & Forest Products	128,345	332,984	461,329
Personal Products	51,291	569,825	621,116
Pharmaceuticals	258,431	800,579	1,059,010
Real Estate Management & Development	168,498	2,075,997	2,244,495
Road & Rail	40,641	23,065	63,706
Semiconductors & Semiconductor Equipment	2,687,321	1,195,417	3,882,738
Software	23,593	188,900	212,493
Specialty Retail	13,381	582,759	596,140
Textiles, Apparel & Luxury Goods	14,599	517,566	532,165
Transportation Infrastructure	362,183	569,380	931,563
Water Utilities	182,498	166,964	349,462
Wireless Telecommunication Services	1,005,961	1,368,667	2,374,628
All Other Common Stocks+	—	7,570,587	7,570,587
Preferred Stocks+	211,833	—	211,833
Rights	—	6,811	6,811
Securities Held as Collateral for Securities on Loan	—	1,573,516	1,573,516
Unaffiliated Investment Company	542	—	542

Total Investment Securities	$19,103,591	$45,425,176	$64,528,767

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

25

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA Emerging Markets Core Equity Fund	$6,431,314	$10,766,886

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $73,710,117. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,458,300
Unrealized depreciation	(12,639,650)

Net unrealized appreciation/(depreciation)	$(9,181,350)

As of the end of its tax year ended December 31, 2015, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

Capital loss carryforwards not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL DFA Emerging Markets Core Equity Fund	$2,116,618	$—	$2,116,618

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA Emerging Markets Core Equity Fund	$518,993	$—	$(2,116,618)	$(17,310,287)	$(18,907,912)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

26

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

27

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® DFA Five-Year Global Fixed Income Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Five-Year Global Fixed Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$1,032.30	$4.04	0.80%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$1,020.89	$4.02	0.80%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Yankee Dollars	60.1%
Corporate Bonds	35.4
Foreign Bonds	3.2
Securities Held as Collateral for Securities on Loan	4.4

Total Investment Securities	103.1
Net other assets (liabilities)	(3.1)

Net Assets	100.0%

1

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (35.4%):
Banks (2.7%):
$13,000,000	U.S. Bank NA Cincinnati, Series BKNT, 2.13%, 10/28/19, Callable 9/28/19 @ 100	$13,325,429

Beverages (1.5%):
7,000,000	Coca-Cola Co. (The), 1.88%, 10/27/20	7,154,287

Communications Equipment (3.0%):
13,000,000	Cisco Systems, Inc., 4.45%, 1/15/20	14,359,267

Consumer Finance (3.0%):
14,000,000	Toyota Motor Credit Corp., 2.15%, 3/12/20	14,390,558

Diversified Financial Services (2.2%):
3,750,000	Berkshire Hathaway, Inc., 2.10%, 8/14/19	3,863,730
6,810,000	Berkshire Hathaway, Inc., 2.20%, 3/15/21, Callable 2/15/21 @ 100^	7,025,128

		10,888,858

Food & Staples Retailing (0.9%):
3,922,000	Wal-Mart Stores, Inc., 3.25%, 10/25/20^	4,242,839

Household Products (0.7%):
3,450,000	Procter & Gamble Co. (The), 1.85%, 2/2/21^	3,536,547

IT Services (3.9%):
10,500,000	Automatic Data Processing, Inc., 2.25%, 9/15/20, Callable 8/15/20 @ 100	10,909,206
7,000,000	IBM Corp., 1.95%, 2/12/19^	7,172,116
1,000,000	IBM Corp., 2.25%, 2/19/21	1,031,154

		19,112,476

Oil, Gas & Consumable Fuels (5.7%):
14,000,000	Chevron Corp., 1.96%, 3/3/20, Callable 3/2/20 @ 100	14,179,088
13,331,000	Exxon Mobil Corp., 1.91%, 3/6/20, Callable 6/2/20 @ 100	13,581,276

		27,760,364

Pharmaceuticals (6.4%):
4,900,000	Johnson & Johnson Co., 1.65%, 3/1/21, Callable 1/2/21 @ 100	4,984,162
11,500,000	Merck & Co., Inc., 1.85%, 2/10/20^	11,740,546
8,000,000	Pfizer, Inc., 2.10%, 5/15/19	8,189,640
6,000,000	Pfizer, Inc., 1.95%, 6/3/21	6,081,276

		30,995,624

Software (2.9%):
9,000,000	Microsoft Corp., 1.85%, 2/12/20, Callable 12/1/20 @ 100	9,198,333
4,000,000	Microsoft Corp., 3.00%, 10/1/20	4,273,380
700,000	Microsoft Corp., 2.00%, 11/3/20, Callable 3/10/20 @ 100^	717,865

		14,189,578

Technology Hardware, Storage & Peripherals (2.5%):
3,000,000	Apple, Inc., 2.10%, 5/6/19^	3,087,336
8,745,000	Apple, Inc., 2.25%, 2/23/21, Callable 1/23/21 @ 100^	8,997,538

		12,084,874

Total Corporate Bonds (Cost $169,296,074)		172,040,701

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds (3.2%):
Banks (0.2%):
$600,000	Neder Waterschapsbank, Series E, 1.00%, 12/9/19+	$802,438

Diversified Financial Services (0.5%):
1,024,000	GE Capital UK Funding, Series E, 5.88%, 11/4/20+	1,621,777
5,000,000	Kommuninvest I Sverige AB, Series 2012, 2.50%, 12/1/20+	646,704
225,000	Landwirtsch. Rentenbank, Series E, 1.38%, 12/15/20+	307,864

		2,576,345

Sovereign Bonds (2.5%):
2,783,000	United Kingdom Treasury, 2.00%, 7/22/20+	3,953,637
5,910,000	United Kingdom Treasury, 1.50%, 1/22/21+	8,258,206

		12,211,843

Total Foreign Bonds (Cost $16,386,326)		15,590,626

Yankee Dollars (60.1%):
Banks (24.8%):
5,250,000	Australia & New Zealand Banking Group, Ltd., Regisetred Shares, 2.25%, 6/13/19	5,362,361
8,000,000	Australia & New Zealand Banking Group, Ltd., Registered Shares, 5.10%, 1/13/20	8,903,944
4,000,000	BK Nederlandse Gemeenten, Registered Shares, 1.63%, 4/19/21	4,058,240
1,568,000	Commonwealth Bank of Australia NY, 2.30%, 9/6/19	1,604,796
12,000,000	Commonwealth Bank of Australia NY, Series G, 2.30%, 3/12/20	12,228,516
2,000,000	KFW, Series G, 2.75%, 9/8/20	2,128,286
7,810,000	National Australia Bank Ltd., Registered Shares, 2.25%, 7/1/19	7,948,893
3,000,000	Nordea Bank AB, Registered Shares, 4.88%, 1/27/20^	3,336,798
2,000,000	Nordea Bank AB, Registered Shares, 2.50%, 9/17/20(a)	2,050,750
8,000,000	NRW.Bank, Series E, 2.00%, 9/23/19	8,185,752
10,000,000	Oesterreichische Kontrollbank AG, 1.38%, 2/10/20	10,069,020
4,000,000	Oesterreichische Kontrollbank AG, 1.88%, 1/20/21	4,097,652
3,000,000	Royal Bank of Canada, Series G, 2.15%, 3/15/19^	3,064,926
6,500,000	Royal Bank of Canada, Series G, 2.15%, 3/6/20^	6,612,098
2,500,000	Royal Bank of Canada, 2.50%, 1/19/21	2,583,150
4,630,000	Svenska Handelsbanken AB, 2.50%, 1/25/19	4,767,576
9,327,000	Svenska Handelsbanken AB, Series G, 2.40%, 10/1/20	9,557,526
4,000,000	Toronto-Dominion Bank (The), Series BKNT, 2.13%, 7/2/19	4,094,304
3,411,000	Toronto-Dominion Bank (The), 2.25%, 11/5/19	3,500,303
1,700,000	Toronto-Dominion Bank (The), Series G, 2.50%, 12/14/20	1,758,402

Continued

2

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$5,000,000	Toronto-Dominion Bank (The), 2.13%, 4/7/21	$5,088,395
2,000,000	Westpac Banking Corp., 2.30%, 5/26/20^	2,038,878
7,500,000	Westpac Banking Corp., 2.60%, 11/23/20	7,752,180

		120,792,746

Diversified Financial Services (21.9%):
1,978,000	Agence Francaise Develop, 1.63%, 1/21/20	2,000,407
334,000	Asian Development Bank, Series G, 1.63%, 3/16/21	340,303
13,000,000	Council of Europe Development Bank, 1.75%, 11/14/19	13,269,529
13,650,000	Dexia Credit Local SA NY, Registered Shares, 1.88%, 1/29/20	13,764,564
11,500,000	European Investment Bank, 2.88%, 9/15/20	12,268,752
11,706,000	GE Capital International Holdings, Ltd., 2.34%, 11/15/20(a)	12,059,065
1,000,000	Inter-American Development Bank, 2.13%, 11/9/20	1,040,145
3,000,000	Japan Finance Organization for Municipalities, Registered Shares, 2.13%, 3/6/19	3,046,176
13,150,000	Kommunalbanken AS, Registered Shares, 1.50%, 10/22/19	13,287,036
13,000,000	Kommuninvest I Sverige AB, Registered Shares, 2.00%, 11/12/19	13,355,082
8,612,000	Nederlandse Waterschapsbank NV, Registed Shares, 1.75%, 9/5/19	8,765,544
4,903,000	Shell International Finance BV, 4.30%, 9/22/19	5,340,161

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$4,845,000	Shell International Finance BV, 4.38%, 3/25/20	$5,324,965
2,700,000	Shell International Finance BV, 2.13%, 5/11/20	2,755,690

		106,617,419

Oil, Gas & Consumable Fuels (3.0%):
14,000,000	Statoil ASA, 2.25%, 11/8/19	14,358,190

Sovereign Bonds (10.4%):
14,000,000	Land Nordrhein-Westfalen, 1.63%, 1/22/20	14,157,612
2,000,000	Province of Manitoba, 2.05%, 11/30/20^	2,054,850
11,000,000	Province of Ontario, 4.00%, 10/7/19	11,976,272
8,700,000	Province of Quebec, 3.50%, 7/29/20	9,436,316
2,000,000	Swedish Export Credit Corp., Series G, 1.75%, 8/28/20	2,033,094
11,000,000	Swedish Export Credit Corp., Series G, 1.75%, 3/10/21	11,208,736

		50,866,880

Total Yankee Dollars (Cost $288,178,369)		292,635,235

Securities Held as Collateral for Securities on Loan (4.4%):
21,338,303	AZL DFA Five-Year Global Fixed Income Fund Securities Lending Collateral Account(b)	21,338,303

Total Securities Held as Collateral for Securities on Loan (Cost $21,338,303)		21,338,303

Total Investment Securities (Cost $495,199,072)(c) — 103.1%		501,604,865
Net other assets (liabilities) — (3.1)%		(15,107,076)

Net Assets — 100.0%		$486,497,789

Percentages indicated are based on net assets as of June 30, 2016.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $20,717,718.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

3

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Australia	9.1%
Austria	2.8%
Canada	10.1%
France	3.1%
Germany	5.0%
Ireland (Republic of)	2.7%
Japan	0.6%
Netherlands	5.4%
Norway	5.5%
SNAT	0.1%
Sweden	9.3%
United Kingdom	2.4%
United States	43.9%

100.0%

Forward Currency Contracts

At June 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Barclays Bank	7/1/16	9,720,073	$13,793,245	$12,937,500	$855,745
British Pound	State Street	7/1/16	1,558,838	2,215,626	2,074,827	140,799
British Pound	Bank of America	9/29/16	11,296,501	15,225,626	15,048,562	177,064
Swedish Krona	State Street	8/9/16	57,905,223	7,136,758	6,859,460	277,298

				$38,371,255	$36,920,349	$1,450,906

Long Contracts:
British Pound	Bank of America	7/1/16	147,921	$213,088	$196,884	$(16,204)
Swedish Krona	State Street	8/9/16	52,362,245	6,329,364	6,202,839	(126,525)

				$6,542,452	$6,399,723	$(142,729)

See accompanying notes to the financial statements.

4

AZL DFA Five-Year Global Fixed Income Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$495,199,072

Investment securities, at value*	$501,604,865
Cash	2,060,861
Interest and dividends receivable	3,335,614
Foreign currency, at value (cost $32)	31
Unrealized appreciation on forward currency contracts	1,450,906
Receivable for capital shares issued	940,101
Receivable for investments sold	14,088,544
Prepaid expenses	2,995

Total Assets	523,483,917

Liabilities:
Unrealized depreciation on forward currency contracts	142,729
Payable for investments purchased	15,159,272
Payable for collateral received on loaned securities	21,338,303
Manager fees payable	201,214
Administration fees payable	13,571
Distribution fees payable	100,607
Custodian fees payable	8,454
Administrative and compliance services fees payable	359
Trustee fees payable	3,608
Other accrued liabilities	18,011

Total Liabilities	36,986,128

Net Assets	$486,497,789

Net Assets Consist of:
Capital	$475,892,946
Accumulated net investment income/(loss)	6,140,873
Accumulated net realized gains/(losses) from investment transactions	(3,057,265)
Net unrealized appreciation/(depreciation) on investments	7,521,235

Net Assets	$486,497,789

Shares of beneficial interest (unlimited number of shares authorized, no par value)	47,566,246
Net Asset Value (offering and redemption price per share)	$10.23

*	Includes securities on loan of $20,717,718.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Interest	$4,310,388
Dividends	3,200
Income from securities lending	59,160

Total Investment Income	4,372,748

Expenses:
Manager fees	1,464,620
Administration fees	69,104
Distribution fees	610,260
Custodian fees	13,209
Administrative and compliance services fees	3,255
Trustee fees	11,698
Professional fees	13,085
Shareholder reports	3,010
Other expenses	5,659

Total expenses before reductions	2,193,900
Less expenses voluntarily waived/reimbursed by the Manager	(244,100)

Net expenses	1,949,800

Net Investment Income/(Loss)	2,422,948

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	802,229
Net realized gains/(losses) on forward currency contracts	(155,214)
Change in net unrealized appreciation/depreciation on investments	12,469,899

Net Realized/Unrealized Gains/(Losses) on Investments	13,116,914

Change in Net Assets Resulting From Operations	$15,539,862

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL DFA Five-Year Global Fixed Income Fund
	For the Six Months Ended June 30, 2016	April 27, 2015 to December 31, 2015 (a)
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,422,948	$3,361,852
Net realized gains/(losses) on investment transactions	647,015	(3,700,561)
Change in unrealized appreciation/depreciation on investments	12,469,899	(4,948,664)

Change in net assets resulting from operations	15,539,862	(5,287,373)

Capital Transactions:
Proceeds from shares issued	8,080,462	625,605,065
Value of shares redeemed	(54,171,264)	(103,268,963)

Change in net assets resulting from capital transactions	(46,090,802)	522,336,102

Change in net assets	(30,550,940)	517,048,729
Net Assets:
Beginning of period	517,048,729	—

End of period	$486,497,789	$517,048,729

Accumulated net investment income/(loss)	$6,140,873	$3,717,925

Share Transactions:
Shares issued	800,123	62,564,793
Shares redeemed	(5,396,313)	(10,402,357)

Change in shares	(4,596,190)	52,162,436

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

See accompanying notes to the financial statements.

6

AZL DFA Five-Year Global Fixed Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		April 27, 2015 to December 31, 2015 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.91		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06		0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.26		(0.15)

Total from Investment Activities	0.32		(0.09)

Net Asset Value, End of Period	$10.23		$9.91

Total Return(b)	3.23	%(c)	(0.90	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$486,498		$517,049
Net Investment Income/(Loss)(d)	0.99%		0.90%
Expenses Before Reductions(d)(e)	0.90%		0.91%
Expenses Net of Reductions(d)	0.80%		0.81%
Portfolio Turnover Rate	29	%(c)	127	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $41 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $4,757 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2016, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $45 million as of June 30, 2016. The monthly average amount for these contracts was $16 million for the period ended June 30, 2016.

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Exchange Risk Exposure

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$1,308,177	Unrealized depreciation on forward currency contracts	$—

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2016. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016.

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Foreign Exchange Risk Exposure

Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in unrealized appreciation/depreciation on investments	$(155,214)	$1,308,177

9

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

As of June 30, 2016, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts	$1,450,906	$142,729

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,450,906	142,729
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$1,450,906	$142,729

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2016:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$177,064	$(16,204)	$—	$—	$160,860
Barclays Bank	855,745	—	—	—	855,745
State Street	418,097	(126,525)	—	—	291,572

Total	$1,450,906	$(142,729)	$—	$—	$1,308,177

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2016:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$16,204	$(16,204)	$—	$—	$—
Barclays Bank	—	—	—	—	—
State Street	126,525	(126,525)	—	—	—

Total	$142,729	$(142,729)	$—	$—	$—

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL DFA Five-Year Global Fixed Income Fund	0.60%	0.95%

*	The Manager voluntarily reduced the management fee to 0.50% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses

10

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $2,896 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

11

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Corporate Bonds+	$—	$172,040,701	$172,040,701
Foreign Bonds+	—	15,590,626	15,590,626
Securities Held as Collateral for Securities on Loan	—	21,338,303	21,338,303
Yankee Dollars+	—	292,635,235	292,635,235

Total Investment Securities	$—	$501,604,865	$501,604,865

Other Financial Instruments:*
Forward Currency Contracts	—	1,308,177	1,308,177

Total Investments	$—	$502,913,042	$502,913,042

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA Five-Year Global Fixed Income Fund	$142,815,131	$183,310,790

For the period ended June 30, 2016, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL DFA Five-Year Global Fixed Income Fund	$12,709,571	$14,944,328

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $495,201,378. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,208,637
Unrealized depreciation	(805,150)

Net unrealized appreciation/(depreciation)	$6,403,487

12

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

As of the end of its tax year ended December 31, 2015, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

Capital loss carryforwards not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL DFA Five-Year Global Fixed Income Fund	$3,704,280	$—	$3,704,280

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA Five-Year Global Fixed Income Fund	$3,717,925	$—	$(3,704,280)	$(4,948,664)	$(4,935,019)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® DFA International Core Equity Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 21

Statement of Operations Page 21

Statements of Changes in Net Assets Page 22

Financial Highlights Page 23

Notes to the Financial Statements Page 24

Other Information Page 29

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA International Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL DFA International Core Equity Fund	$1,000.00	$963.50	$5.66	1.16%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL DFA International Core Equity Fund	$1,000.00	$1,019.09	$5.82	1.16%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	19.2%
Industrials	17.7
Consumer Discretionary	16.4
Materials	12.5
Consumer Staples	9.1
Health Care	6.1
Information Technology	5.8
Energy	5.1
Telecommunication Services	3.9
Utilities	2.7

Total Common Stocks and Preferred Stocks	98.5
Right	—	^
Securities Held as Collateral for Securities on Loan	0.5
Money Market	—	^

Total Investment Securities	99.0
Net other assets (liabilities)	1.0

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.2%):
Aerospace & Defense (1.2%):
42,107	BAE Systems plc	$295,196
6,994	CAE, Inc.	84,515
89,464	Cobham plc	187,655
504	Elbit Systems, Ltd.	45,688
3,429	European Aeronautic Defence & Space Co. NV	199,089
7,205	Finmeccanica SpA*	73,193
1,132	LiSi	28,797
26,648	Meggitt plc	144,530
1,077	MTU Aero Engines AG	100,738
12,760	QinetiQ Group plc	38,216
17,470	Rolls-Royce Holdings plc	165,861
2,744	Saab AB	85,411
1,274	Safran SA	86,572
21,867	Senior plc	60,056
17,700	Singapore Technologies Engineering, Ltd.	41,793
1,426	Thales SA	119,663
2,264	Ultra Electronics Holdings plc	52,650
1,616	Zodiac Aerospace	38,020

		1,847,643

Air Freight & Logistics (0.2%):
9,986	Bollore, Inc.	34,063
1,363	BPOST SA	34,692
7,375	Deutsche Post AG	205,871
3,829	Mainfreight, Ltd.	45,499
1,146	Oesterreichische Post AG	37,002
354	Panalpina Welttransport Holdings^	42,329
15,641	PostNL NV*	64,374
22,984	Royal Mail plc	155,786
33,900	Singapore Post, Ltd.	37,102
2,700	Yamato Holdings Co., Ltd.	61,849

		718,567

Airlines (0.0%):
4,229	Air France-KLM*	27,087
26,921	Air New Zealand, Ltd.	40,448
40,000	Cathay Pacific Airways, Ltd.	58,684
5,432	Deutsche Lufthansa AG, Registered Shares	63,231
2,130	easyJet plc	30,935
13,156	International Consolidated Airlines Group SA	65,845
28,692	Qantas Airways, Ltd.	60,479
6,500	Singapore Airlines, Ltd.	51,564

		398,273

Auto Components (2.3%):
6,300	Aisin Sieki Co., Ltd.	255,762
167	Autoneum Holding AG	39,037
910	Brembo SpA	50,036
4,500	Bridgestone Corp.	143,715
10,000	Calsonic Kansei Corp.	75,800
2,467	CIE Automotive SA	41,250
6,152	Compagnie Generale des Establissements Michelin SCA, Class B	582,726
485	Continental AG	91,133
4,100	Denso Corp.	144,058
1,800	Eagle Industry Co., Ltd.	20,848
1,724	ElringKlinger AG	33,747

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
1,700	Exedy Corp.	$36,290
2,283	Faurecia	73,309
70,607	GKN plc	254,099
874	Grammer AG	35,194
2,500	Keihin Corp.	38,414
1,600	Koito Manufacturing Co., Ltd.	73,237
11,000	KYB Co., Ltd.	35,403
1,768	Leoni AG	48,222
919	Linamar Corp.	32,739
2,972	Magna International, Inc., ADR	104,228
2,966	Martinrea International, Inc.	18,368
2,000	Mitsuba Corp.	21,419
2,300	NGK Spark Plug Co., Ltd.	34,612
7,300	NHK SPRING Co., Ltd.	58,917
1,800	Nifco, Inc./Japan	93,717
2,500	Nissin Kogyo Co., Ltd.	31,931
1,400	NOK Corp.	23,665
7,019	Nokian Renkaat OYJ	250,686
2,024	Plastic Omnium SA	56,898
2,184	Saf-Holland SA	24,141
8,000	Sanden Holdings Corp.	21,544
2,500	Stanley Electric Co., Ltd.	53,098
17,200	Sumitomo Electric Industries, Ltd.	226,430
5,700	Sumitomo Rubber Industries, Ltd.	75,918
2,500	Tokai Rika Co., Ltd.	36,756
2,500	Topre Corp.	53,046
4,600	Toyo Tire & Rubber Co., Ltd.	50,041
3,200	Toyoda Gosei Co., Ltd.	56,885
3,500	Toyota Boshoku Corp.	72,669
1,500	TPR Co., Ltd.	28,836
2,400	TS Tech Co., Ltd.	58,457
2,000	Unipres Corp.	32,076
2,301	Valeo SA	102,754
10,250	Xinyi Automobile Glass Hong*(a)	3,594
82,000	Xinyi Glass Holdings, Ltd.	60,459
6,500	Yokohama Rubber Co., Ltd. (The)	81,046

		3,837,210

Automobiles (3.4%):
5,703	Bayerische Motoren Werke AG (BMW)	417,909
6,300	Daihatsu Motor Co., Ltd.	81,837
13,547	Daimler AG, Registered Shares	807,771
2,700	Fuji Heavy Industries, Ltd.	92,440
21,900	Honda Motor Co., Ltd.	553,030
8,600	Isuzu Motors, Ltd.	105,275
17,300	Mazda Motor Corp.	231,744
20,100	Mitsubishi Motors Corp.	91,335
39,800	Nissan Motor Co., Ltd.	358,690
2,900	Nissan Shatai Co., Ltd.	28,946
10,721	PSA Peugeot Citroen SA*	130,569
2,159	Renault SA	164,490
5,000	Suzuki Motor Corp.	134,960
36,500	Toyota Motor Corp.	1,825,149
557	Volkswagen AG	74,829
3,300	Yamaha Motor Co., Ltd.	49,980

		5,148,954

Continued

2

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks (9.2%):
14,000	77th Bank	$48,736
12,000	Aomori Bank, Ltd. (The)	33,258
12,000	Aozora Bank, Ltd.	41,467
21,973	Australia & New Zealand Banking Group, Ltd.	400,527
12,000	Awa Bank, Ltd. (The)	62,513
23,992	Banca Popolare dell’Emilia Romarna	88,128
205,446	Banca Popolare di Milano SCARL(BPML)	85,811
22,808	Banca Popolare di Sondrio SCARL	58,777
45,602	Banco Bilbao Vizcaya Argentaria SA	261,289
61,772	Banco de Sabadell SA	82,525
28,854	Banco Popolare SC	70,384
23,927	Banco Popular Espanol SA	31,171
105,505	Banco Santander SA	410,716
15,108	Bank Hapoalim BM	76,287
18,886	Bank Leumi Le-Israel Corp.*	66,614
24,317	Bank of East Asia, Ltd. (The)	94,505
1,217	Bank of Georgia Holdings*	43,055
426,400	Bank of Ireland*	88,846
900	Bank of Iwate, Ltd. (The)	33,915
6,000	Bank of Kyoto, Ltd. (The)	36,636
5,014	Bank of Montreal	317,837
9,000	Bank of Nagoya, Ltd. (The)	27,978
9,926	Bank of Nova Scotia	486,473
1,320	Bank of Okinawa, Ltd. (The)	38,613
11,648	Bank of Queensland, Ltd.	92,764
26,561	Bankia SA	19,412
20,189	Bankinter SA	129,835
145	Banque Cantonale Vaudoise,Registered Shares Registered Shares	97,019
19,002	Barclays plc, ADR	144,415
14,940	Bendigo & Adelaide Bank, Ltd.	108,333
206	Berner Kantonalbank AG	39,575
8,314	BNP Paribas SA	373,728
51,542	BOC Hong Kong Holdings, Ltd.	155,477
1,553	Canadian Imperial Bank of Commerce	116,584
2,853	Canadian Western Bank	54,441
11,000	Chiba Bank, Ltd. (The)	51,891
5,500	Chugoku Bank, Ltd. (The)	55,941
25,000	Chuo Mitsui Trust Holdings, Inc.	80,919
13,092	Commerzbank AG	84,903
8,865	Commonwealth Bank of Australia	497,351
15,000	Concordia Financial Group, Ltd.*	58,704
8,275	Credit Agricole SA	70,083
4,185	Credito Emiliano SpA	25,528
55,201	Credito Valtellinese SC	25,332
24,187	Criteria Caixacorp SA	53,234
5,046	CYBG plc*	15,936
19,600	Dah Sing Banking Group, Ltd.	36,400
6,800	Dah Sing Financial Holdings, Ltd.	41,963
17,000	Daishi Bank, Ltd. (The)	54,046
4,394	Danske Bank A/S	116,453
6,700	DBS Group Holdings, Ltd.	78,958
3,214	DnB NOR ASA	38,881
3,122	Erste Group Bank AG	71,385
2,598	First International Bank of Israel	31,885
13,000	Fukuoka Financial Group, Inc.	42,762

Shares		Fair Value
Common Stocks, continued
Banks, continued
15,000	Gunma Bank, Ltd. (The)	$54,390
8,000	Hachijuni Bank, Ltd. (The)	34,754
2,805	Hang Seng Bank, Ltd.	48,151
18,000	Hiroshima Bank, Ltd. (The)	59,939
15,000	Hokkoku Bank, Ltd. (The)	40,412
43,000	Hokuhoku Financial Group, Inc.	48,892
11,107	HSBC Holdings plc, ADR	347,760
13,000	Hyakugo Bank, Ltd. (The)	44,758
13,000	Hyakujushi Bank, Ltd. (The)	37,764
31,687	ING Groep NV	329,303
72,699	Intesa Sanpaolo SpA	139,427
33,767	Isreal Discount Bank*	58,272
3,400	Iyo Bank, Ltd. (The)	20,743
11,000	Joyo Bank, Ltd. (The)	41,009
17,000	Juroku Bank, Ltd. (The)	44,932
2,247	Jyske Bank A/S	85,749
3,747	KBC Groep NV*	183,672
13,000	Keiyo Bank, Ltd. (The)	48,662
3,500	Kiyo Bank, Ltd. (The)	43,250
9,990	Kyushu Financial Group, Inc.	49,544
836	Laurentian Bank of Canada	31,219
71,223	Lloyds TSB Group plc, ADR^	211,532
95	Luzerner Kantonalbank AG	40,128
109,500	Mitsubishi UFJ Financial Group, Inc.	488,148
8,000	Miyazaki Bank, Ltd. (The)	19,859
3,289	Mizrahi Tefahot Bank, Ltd.	38,015
219,100	Mizuho Financial Group, Inc.	313,725
1,700	Musashino Bank, Ltd. (The)	38,438
13,000	Nanto Bank, Ltd. (The)	41,380
20,187	National Australia Bank, Ltd.	387,696
4,237	National Bank of Canada	144,940
12,974	Natixis	49,823
25,000	Nishi-Nippon City Bank, Ltd. (The)	43,830
24,822	Nordea Bank AB	209,742
16,100	North Pacific Bank, Ltd.	43,630
15,000	Ogaki Kyoritsu Bank, Ltd. (The)	41,413
19,052	Oversea-Chinese Banking Corp., Ltd.	124,194
2,199	Raiffeisen International Bank-Holding AG*	27,673
29,500	Resona Holdings, Inc.	107,476
169	Ringkjoebing Landbobank A/S	34,657
8,062	Royal Bank of Canada	476,384
6,584	Royal Bank of Scotland, ADR*^	30,945
10,200	Senshu Ikeda Holdings, Inc.	37,991
7,100	Seven Bank, Ltd.	21,925
13,000	Shiga Bank, Ltd. (The)	55,503
25,000	Shinsei Bank, Ltd.	36,087
10,000	Shizuoka Bank, Ltd. (The)	70,278
17,110	Skandinaviska Enskilda Banken AB, Class A	148,753
7,945	Societe Generale	251,049
4,365	Spar Nord Bank A/S	35,149
121	St. Galler Kantonalbank AG	46,701
27,260	Standard Chartered plc	207,314
12,600	Sumitomo Mitsui Financial Group, Inc.	361,297
11,115	Svenska Handelsbanken AB, A Shares	134,502
6,472	Swedbank AB, A Shares	135,430
3,167	Sydbank A/S	79,834

Continued

3

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
12,000	Toho Bank, Ltd. (The)	$37,040
7,500	Tomony Holdings, Inc.	22,516
10,079	Toronto-Dominion Bank (The)	432,691
31,027	UBI Banca – Unione di Banche Italiane SCPA	87,012
34,017	UniCredit SpA	75,924
8,100	United Overseas Bank, Ltd.	111,876
404	Valiant Holding AG	38,684
10,534	Westpac Banking Corp.	233,866
8,000	Yamagata Bank, Ltd. (The)	31,232
9,000	Yamaguchi Financial Group, Inc.	84,745
9,000	Yamanashi Chuo Bank, Ltd. (The)	31,588
8	Zuger Kantonalbank AG	40,145

		13,405,561

Beverages (1.7%):
6,139	A.G. Barr plc^	39,667
3,231	Anheuser-Busch InBev NV	424,655
2,300	Asahi Breweries, Ltd.	74,206
8,796	Britvic plc	68,755
8,711	C&C Group plc	34,122
1,347	Carlsberg A/S, Class B	127,851
5,367	Coca-Cola Amatil, Ltd.	33,113
2,600	Coca-Cola East Japan Co., Ltd.	49,642
7,048	Coca-Cola HBC AG	142,126
2,500	Coca-Cola West Co., Ltd.	70,512
2,046	Cott Corp.	28,604
4,973	Davide Campari – Milano SpA	49,264
4,154	Diageo plc, ADR	468,903
1,553	Heineken NV	143,482
2,200	ITO EN, Ltd.	84,721
10,600	Kirin Holdings Co., Ltd.	178,191
495	Pernod Ricard SA	55,129
1,755	Royal Unibrew A/S	78,368
3,597	SABMiller plc	209,656
4,000	Sapporo Breweries, Ltd.	115,413
1,000	Suntory Beverage & Food, Ltd.	45,007
5,300	Takara Holdings, Inc.	48,551
24,033	Treasury Wine Estates, Ltd.	166,205

		2,736,143

Biotechnology (0.3%):
836	Actelion, Ltd., Registered Shares	140,321
831	Bavarian Nordic A/S*	29,066
1,882	CSL, Ltd.	158,200
495	Genmab A/S*	90,183
1,727	Genus plc	36,192
2,522	Grifols SA	56,945
1,934	Sirtex Medical, Ltd.	37,018

		547,925

Building Products (0.9%):
1,800	AICA Kogyo Co., Ltd.	40,947
22,000	Asahi Glass Co., Ltd.	118,916
3,786	Assa Abloy AB, Class B	77,630
15	Belimo Holding AG, Registered Shares	44,672
11,000	Central Glass Co., Ltd.	47,151
6,658	Compagnie de Saint-Gobain SA	254,841
1,500	Daikin Industries, Ltd.	124,992

Shares		Fair Value
Common Stocks, continued
Building Products, continued
371	Geberit AG, Registered Shares	$140,190
8,263	Kingspan Group plc	178,782
4,500	Lixil Group Corp.	73,992
6,292	Nibe Industrier AB, Class B	52,108
276	Rockwool International A/S	49,974
11,100	Sanwa Holdings Corp.	100,334
44	Schweiter Technologies AG	41,958
3,000	Takara Standard Co., Ltd.	27,107
2,500	TOTO, Ltd.	99,075
2,051	Uponor OYJ	32,291

		1,504,960

Capital Markets (1.9%):
22,738	Aberdeen Asset Management plc	87,854
11,432	Ashmore Group plc	46,275
851	Avanza Bank Holding AB	32,593
3,389	Azimut Holding SpA	55,222
1,975	Banca Generali SpA	39,532
16,820	Brewin Dolphin Holdings plc	54,029
2,455	CI Financial Corp.	51,217
5,744	Close Brothers Group plc	86,807
13,408	Credit Suisse Group AG	142,925
15,000	Daiwa Securities Group, Inc.	78,855
4,489	Deutsche Bank AG, Registered Shares*	61,073
6,978	Deutsche Bank AG, Registered Shares*	95,808
2,513	EFG International AG	9,589
7,427	GAM Holding AG	79,422
4,000	Guoco Group, Ltd.	42,327
5,422	Hargreaves Lansdown plc	90,210
30,449	Henderson Group plc	86,786
23,365	ICAP plc	131,312
1,056	IGM Financial, Inc.	28,750
18,343	Investec plc	115,600
4,534	IOOF Holdings, Ltd.	26,687
3,026	Julius Baer Group, Ltd.	121,642
11,382	Jupiter Fund Management plc	56,104
186,000	Kingston Financial Group, Ltd.*	84,011
3,369	Macquarie Group, Ltd.	175,165
2,210	Magellan Financial Group, Ltd.	37,039
63,933	Man Group plc	99,066
21,715	Mediobanca SpA	126,136
1,300	Nihon M&A Center, Inc.	83,858
25,400	Nomura Holdings, Inc.	91,032
172	Partners Group Holding AG	73,775
1,109	Perpetual, Ltd.	34,309
5,913	Platinum Asset Management, Ltd.	25,617
9,785	Ratos AB, B Shares	47,555
8,000	SBI Holdings, Inc.	79,112
983	Schroders plc	31,034
7,500	Tokai Tokyo Financial Holdings, Inc.	31,824
14,284	Tullett Prebon plc	57,552
3,019	UBS Group AG	39,126
21,887	UBS Group AG	283,274
1,234	Vontobel Holding AG	53,098

		3,073,202

Continued

4

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals (5.2%):
3,000	Adeka Corp.	$36,214
705	Agrium, Inc.	63,746
2,015	Air Liquide SA	211,145
8,000	Air Water, Inc.	117,147
4,647	AkzoNobel NV	292,315
2,506	Arkema SA	193,359
19,000	Asahi Kasei Corp.	131,681
6,435	BASF SE	490,839
1,529	Christian Hansen Holding A/S	100,417
15,093	Clariant AG	255,208
2,347	Corbion NV	56,553
2,800	Croda International plc	117,339
7,400	Daicel Chemical Industries, Ltd.	76,547
4,100	Dainippon Ink & Chemicals, Inc.	85,359
21,000	Denka Co., Ltd.	84,448
11,715	DuluxGroup, Ltd.	55,366
88	EMS-Chemie Holding AG	45,521
8,260	Essentra plc	56,689
905	Frutarom Industries, Ltd.	41,883
1,212	Fuchs Petrolub SE	47,594
78	Givaudan SA, Registered Shares	156,784
4,570	Hexpol AB	46,663
2,000	Hitachi Chemical Co., Ltd.	37,080
53,574	Incitec Pivot, Ltd.	120,098
5,044	Israel Chemicals, Ltd.	19,707
2,365	Johnson Matthey plc	89,510
3,100	JSR Corp.	40,797
6,047	K+S AG, Registered Shares	124,052
12,000	Kaneka Corp.	79,499
2,000	Kansai Paint Co., Ltd.	40,294
5,351	Kemira OYJ	63,926
2,887	Koninklijke DSM NV	167,255
5,700	Kuraray Co., Ltd.	67,799
3,857	Lanxess AG	168,522
1,595	Linde AG	221,966
1,700	Lintec Corp.	33,231
1,559	Methanex Corp.	45,367
49,400	Mitsubishi Chemical Holdings Corp.	225,341
15,000	Mitsubishi Gas Chemical Co., Inc.	77,817
34,000	Mitsui Chemicals, Inc.	124,019
3,600	Nihon Parkerizing Co., Ltd.	37,704
8,000	Nippon Kayaku Co., Ltd.	78,901
1,200	Nippon Shokubai Co., Ltd.	68,481
8,000	Nippon Soda Co., Ltd.	32,056
2,300	Nissan Chemical Industries, Ltd.	66,815
2,100	Nitto Denko Corp.	132,443
7,000	NOF Corp.	57,812
3,112	Novozymes A/S, B Shares	149,993
7,758	Nufarm, Ltd./Australia	43,028
13,729	Orica, Ltd.	127,159
4,755	Potash Corp. of Saskatchewan, Inc.	77,221
2,500	Shin-Etsu Chemical Co., Ltd.	145,851
6,000	Showa Denko K.K.	56,324
1,083	Solvay SA	100,659

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
11,000	Sumitomo Bakelite Co., Ltd.	$50,905
68,000	Sumitomo Chemical Co., Ltd.	278,899
1,299	Symrise AG	88,502
1,106	Syngenta AG	425,252
16,458	Synthomer plc	70,715
2,900	Taiyo Nippon Sanso Corp.	26,513
48,000	Teijin, Ltd.	158,120
1,223	Tessenderlo Chemie NV*	41,654
6,500	Toagosei Co., Ltd.	59,627
12,000	Tokai Carbon Co., Ltd.	29,959
11,000	Toray Industries, Inc.	93,501
27,000	Tosoh Corp.	123,874
11,000	Toyo Ink SC Holdings Co., Ltd.	45,973
46,000	Toyobo Co., Ltd.	86,679
52,000	Ube Industries, Ltd.	85,549
3,768	Umicore SA	194,128
3,818	Victrex plc	76,989
597	Wacker Chemie AG	52,148
678	Yara International ASA	21,538
10,000	Zeon Corp.	64,486

		7,758,555

Commercial Services & Supplies (1.7%):
9,046	Aggreko plc	155,336
8,204	Babcock International Group plc	99,292
9,741	Berendsen plc	158,668
1,644	Bilfinger SE*	48,177
1,670	Black Diamond Group, Ltd.	6,968
14,490	Brambles, Ltd.	134,419
3,615	Caverion Corp.^	23,158
71,156	Cleanaway Waste Management, Ltd.	42,804
10,000	Dai Nippon Printing Co., Ltd.	111,082
4,203	De La Rue plc	28,664
81	dorma+kaba Holding AG	56,529
19,612	Downer EDI, Ltd.	56,276
4,009	Edenred	82,707
54,731	G4S plc	135,458
1,369	Gategroup Holding AG	72,129
14,558	HomeServe plc	103,028
2,747	Intrum Justitia AB	85,871
3,900	Kokuyo Co., Ltd.	55,254
2,256	Lassila & Tikanoja OYJ	41,642
3,541	Loomis AB	86,119
5,449	Mears Group plc	28,633
7,616	Mineral Resources, Ltd.	47,879
15,147	Mitie Group plc	50,668
2,100	Nissha Printing	38,639
2,100	Park24 Co., Ltd.	71,933
2,696	PayPoint plc	32,611
1,400	Pilot Corp.	60,273
7,569	Prosegur Compania de Seguridad SA	45,820
34,804	Regus plc	134,230
58,477	Rentokil Initial plc	150,784
9,539	RPS Group plc	21,971
1,000	SECOM Co., Ltd.	73,822

Continued

5

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
9,943	Securitas AB, B Shares	$152,875
22,019	Shanks Group plc(a)	23,593
468	Societe BIC SA	66,168
2,900	Toppan Forms Co., Ltd.	29,847
10,000	Toppan Printing Co., Ltd.	85,740
3,070	Transcontinental, Inc.	41,613
2,055	Waste Connections, Inc.	148,066

		2,888,746

Communications Equipment (0.2%):
2,052	Ascom Holding AG	32,603
4,000	Hitachi Kokusai Electric, Inc.	66,441
3,860	Mitel Networks Corp.*	24,233
21,948	Nokia Oyj	124,866
26,263	Spirent Communications plc	28,571
17,805	Telefonaktiebolaget LM Ericsson, B Shares	136,146
3,500	VTech Holdings, Ltd.	36,923

		449,783

Construction & Engineering (1.8%):
1,845	ACS, Actividades de Construccion y Servicios SA	50,548
3,353	Aecon Group, Inc.	45,631
3,006	Arcadis NV	45,723
4,202	Astaldi SpA^	17,151
838	Badger Daylighting, Ltd.	14,596
30,922	Balfour Beatty plc*	88,883
4,715	Bouygues SA	136,255
65	Brookfield Business Partners L.P.*	1,243
7,304	Carillion plc	23,017
337	CIE d’Entreprises CFE SA	30,715
2,966	Cimic Group, Ltd.	79,413
3,800	ComSys Holdings Corp.	61,297
2,232	Eiffage SA	159,373
2,098	Ferrovial SA	40,758
2,220	FLSmidth & Co. A/S	79,067
4,361	Fomento de Construcciones y Contratas SA*	36,706
3,623	Galliford Try plc	44,063
9,600	Hazama Ando Corp.	52,969
1,132	Hochtief AG	145,799
706	Implenia AG	46,602
4,047	Interserve plc	14,060
3,000	JGC Corp.	42,636
2,000	Kajima Corp.	13,815
6,000	Kandenko Co., Ltd.	48,795
3,320	Keller Group plc	40,155
6,038	Kier Group plc	84,977
6,000	Kinden Corp.	64,594
13,092	Koninklijke BAM Groep NV	47,898
2,065	Koninklijke Boskalis Westminster NV	71,217
13,000	Kumagai Gumi Co., Ltd.	36,598
3,300	Kyowa Exeo Corp.	40,982
5,000	Maeda Corp.	38,925
3,000	Maeda Road Construction Co., Ltd.	50,911
3,300	Mirait Holdings Corp.	32,379
5,275	Monadelphous Group, Ltd.	29,588
2,759	NCC AB	63,905

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
3,000	Nippo Corp.	$50,813
15,000	Nishimatsu Construction Co., Ltd.	69,580
9,000	Obayashi Corp.	95,301
4,863	Obrascon Huarte Lain SA*	17,051
10,000	Okumura Corp.	55,047
5,593	Outotec OYJ*	25,283
9,343	Peab AB	70,734
9,700	Penta-Ocean Construction Co., Ltd.	51,003
8,293	Sacyr SA	13,693
12,041	Salini Impregilo SpA	34,059
8,000	Shimizu Corp.	74,484
4,999	Skanska AB, Class B	104,295
4,548	SNC-Lavalin Group, Inc.	191,031
25,700	Sumitomo Mitsui Construction	21,609
8,000	TAISEI Corp.	65,246
11,000	Toda Corp.	47,276
7,100	United Engineers, Ltd.	11,582
3,316	Vinci SA	236,138
2,228	WSP Global, Inc.	68,161
5,431	YIT OYJ	39,012

		3,262,642

Construction Materials (1.1%):
20,647	Adelaide Brighton, Ltd.	86,241
25,027	Boral, Ltd.	117,246
3,157	Brickworks, Ltd.	33,968
4,153	Buzzi Unicem SpA	72,639
6,949	CRH plc, ADR	205,552
22,791	CSR, Ltd.	62,435
12,804	Fletcher Building, Ltd.	78,699
1,996	HeidelbergCement AG	149,640
873	Imerys SA	55,769
9,660	Italcementi SpA*	113,256
7,436	James Hardie Industries SE	113,871
2,481	LafargeHolcim, Ltd., Registered Shares	102,717
3,584	LafargeHolcim, Ltd., Registered Shares	149,755
20,000	Sumitomo Osaka Cement Co., Ltd.	85,542
40,000	Taiheiyo Cement Corp.	94,288
767	Vicat	43,480

		1,565,098

Consumer Finance (0.0%):
2,700	Hitachi Capital Corp.	53,398
38,000	Sun Hung Kai Properties, Ltd.	22,389

		75,787

Containers & Packaging (0.9%):
11,159	Amcor, Ltd.	124,766
5,621	BillerudKorsnas AB	83,677
356	CCL Industries, Inc.	61,963
42,670	DS Smith plc	220,306
1,400	FP Corp.	67,594
1,100	Fuji Seal International, Inc.	38,661
2,623	Huhtamaki OYJ	109,011
2,589	Intertape Polymer Group, Inc.	42,248
314	Mayr Melnhof Karton AG	34,212

Continued

6

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
11,000	Rengo Co., Ltd.	$71,116
14,419	RPC Group plc	151,016
10,558	Smurfit Kappa Group plc	233,996
5,300	Toyo Seikan Kaisha, Ltd.	100,777
120	Vidrala SA	6,966

		1,346,309

Distributors (0.0%):
2,000	Canon Marketing Japan, Inc.	36,450
1,179	D’ieteren SA/NV	51,160
9,411	Inchcape plc	78,980

		166,590

Diversified Consumer Services (0.0%):
1,100	Benesse Holdings, Inc.	25,706
1,861	Dignity plc	63,954
3,169	EnerCare, Inc.	41,949
3,457	InvoCare, Ltd.	34,041
13,423	Slater & Gordon, Ltd.	3,934

		169,584

Diversified Financial Services (0.8%):
1,242	Ackermans & Van Haaren NV	152,159
1,083	ASX, Ltd.	37,075
4,284	Banca Mediolanum SpA	29,345
2,585	Bolsas y Mercados Espanoles	72,240
2,300	Century Tokyo Leasing Corp.	73,844
10,311	Challenger, Ltd.	66,918
1,634	Deutsche Boerse AG	133,768
122,000	First Pacific Co., Ltd.	88,841
4,990	Hong Kong Exchanges & Clearing, Ltd.	121,676
16,331	IG Group Holdings plc	176,558
5,400	Japan Exchange Group, Inc.	61,784
3,928	London Stock Exchange Group plc	133,033
772	Onex Corp.	47,211
9,000	Singapore Exchange, Ltd.	51,282
1,125	TMX Group, Ltd.	46,810

		1,292,544

Diversified Telecommunication Services (2.7%):
974	BCE, Inc.	46,080
5,708	Belgacom SA	180,730
20,307	Bezeq Israeli Telecommunication Corp., Ltd. (The)	40,350
29,763	BT Group plc	164,316
18,127	Chorus, Ltd.	54,616
94,000	CITIC Telecom International Holdings, Ltd.	35,475
21,752	Deutsche Telekom AG, Registered Shares	370,048
4,973	Elisa OYJ	191,036
31,120	France Telecom SA	508,243
88,000	Hutchison Telecommunications Holdings, Ltd.	29,830
271	Iliad SA	55,080
16,506	Inmarsat plc	177,135
25,274	KCOM Group plc	35,519
53,529	Koninklijke (Royal) KPN NV	194,130
1,947	Manitoba Telecom Services, Inc.	57,168
3,000	Nippon Telegraph & Telephone Corp.	140,851
275,553	PCCW, Ltd.	184,921

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
37,800	Singapore Telecommunications, Ltd.	$116,920
230	Swisscom AG, Registered Shares	114,289
18,712	Talktalk Telecom Group plc	54,831
28,144	TDC A/S	137,779
61,847	Telecom Corp. of New Zealand, Ltd.	156,703
199,047	Telecom Italia SpA*	163,274
8,067	Telefonica Deutschland Holding AG	33,218
19,665	Telefonica SA	187,943
3,069	Telenor ASA	50,722
43,030	Telia Co AB	203,071
17,092	Telstra Corp., Ltd.	71,112
5,536	TPG Telecom, Ltd.	49,241
7,553	Vocus Communications, Ltd.	49,242

		3,853,873

Electric Utilities (1.2%):
1,357	Acciona SA	98,590
30,714	AusNet Services	37,677
4,700	Chubu Electric Power Co., Inc.	66,932
2,800	Chugoku Electric Power Co., Inc. (The)	35,449
8,064	CLP Holdings, Ltd.	82,447
16,344	Contact Energy, Ltd.	60,550
3,575	Electricite de France	43,938
1,039	Elia System Operator SA/NV	58,092
34,052	Enel SpA	151,425
1,542	Fortis, Inc.	52,128
4,466	Fortum OYJ	71,543
53,000	HK Electric Investments, Ltd.(b)	49,524
4,200	Hokkaido Electric Power Co., Inc.	33,834
3,200	Hokuriku Electric Power Co.	39,519
5,961	Hongkong Electric Holdings, Ltd.	54,729
71,629	Iberdrola SA	483,756
17,287	Infratil, Ltd.	39,506
5,100	Kansai Electric Power Co., Inc. (The)*	49,457
3,800	Kyushu Electric Power Co., Inc.	37,876
1,090	Red Electrica Corporacion SA	97,165
8,543	Scottish & Southern Energy plc	178,601
3,300	Shikoku Electric Power Co., Inc.	38,864
45,352	Spark Infrastructure Group	82,819
7,844	Terna SpA	43,701
3,400	Tohoku Electric Power Co., Inc.	42,644
10,200	Tokyo Electric Power Co., Inc. (The)*	43,019

		2,073,785

Electrical Equipment (1.6%):
35,816	ABB, Ltd.	705,667
22,000	Fuji Electric Holdings Co., Ltd.	92,387
34,000	Furukawa Electric Co., Ltd. (The)	78,402
11,535	Gamesa Corporacion Tecnologica SA	227,770
18,000	GS Yuasa Corp.	68,570
784	Huber & Suhner AG	42,220
19,000	Johnson Electric Holdings, Ltd.	42,466
2,352	Legrand SA	121,334
13,000	Mitsubishi Electric Corp.	154,167
1,508	Nexans SA*	63,524
1,000	Nidec Corp.	75,491

Continued

7

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
2,914	OSRAM Licht AG	$150,574
7,024	Prysmian SpA	153,956
1,124	Saft Groupe SA	45,537
2,907	Schneider Electric SA	172,016
2,158	TKH Group NV	72,983
3,600	Ushio, Inc.	42,033
3,491	Vestas Wind Systems A/S	236,952

		2,546,049

Electronic Equipment, Instruments & Components (1.5%):
1,900	ALPS Electric Co., Ltd.	35,795
2,900	Amano Corp.	50,147
5,400	Anritsu Corp.	31,036
2,100	Azbil Corp.	61,629
564	Barco NV	36,848
2,893	Celestica, Inc.*	26,919
9,300	Citizen Holdings Co., Ltd.	45,090
28,281	Electrocomponents plc	98,286
100,000	FIH Mobile, Ltd.	32,191
17,236	Halma plc	233,883
1,951	Hexagon AB, B Shares	71,043
2,400	Hitachi High-Technologies Corp.	65,382
80,000	Hitachi, Ltd.	332,601
1,600	Horiba, Ltd.	69,969
4,900	IBIDEN Co., Ltd.	55,073
942	Ingenico Group	110,357
1,000	Japan Aviation Electronics Industry, Ltd.	13,583
100	Keyence Corp.	67,455
2,000	Kyocera Corp.	94,839
12,062	Laird plc	52,624
900	Murata Manufacturing Co., Ltd.	100,975
15,000	Nippon Electric Glass Co., Ltd.	62,580
28,000	OKI Electric Industry Co., Ltd.	37,247
2,600	Omron Corp.	84,257
2,587	Oxford Instruments plc	24,539
13,225	Premier Farnell plc	29,010
1,690	Renishaw plc	49,923
1,700	Ryosan Co., Ltd.	40,501
6,000	Shimadzu Corp.	89,311
3,338	Spectris plc	81,260
5,400	Taiyo Yuden Co., Ltd.	46,992
2,200	TDK Corp.	122,603
1,800	Topcon Corp.	17,658
7,500	Venture Corp., Ltd.	46,098
4,000	Yaskawa Electric Corp.	51,827
4,000	Yokogawa Electric Corp.	44,920

		2,514,451

Energy Equipment & Services (0.6%):
15,319	AMEC plc	100,244
1,801	Calfrac Well Services, Ltd.	5,409
6,691	Canadian Energy Services & Technology Corp.	21,081
19,396	Compagnie Generale de Geophysique-Veritas*^	13,859
2,944	Enerflex, Ltd.	24,340
3,107	Ensign Energy Services, Inc.	17,437
82,100	Ezion Holdings, Ltd.*	31,825

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
4,058	Fugro NV*	$71,551
3,904	Hunting plc	25,055
14,009	John Wood Group plc	128,414
3,607	Mullen Group, Ltd.	39,370
1,946	Pason Systems, Inc.	26,905
6,280	Petrofac, Ltd.	65,256
10,172	Petroleum Geo-Services ASA*^	24,215
10,988	Precision Drilling Corp.	58,266
11,173	ProSafe SE^	1,123
237,613	Saipem SpA*	95,861
4,571	SBM Offshore NV	53,252
356	Schoeller-Blackman Oilfield Equipment AG	21,543
5,099	Seadrill, Ltd.*^	16,726
1,191	ShawCor, Ltd.	29,531
3,500	Subsea 7 SA*	34,278
2,088	Technip-Coflexip SA	113,544
785	Tecnicas Reunidas SA	23,442
2,233	Tenaris SA	32,288
1,555	TGS NOPEC Geophysical Co. ASA	25,443
4,080	Trican Well Service, Inc.*	7,801
4,122	Trinidad Drilling, Ltd.	8,105
3,566	Vallourec SA*	12,961
9,498	WorleyParsons, Ltd.	52,337

		1,181,462

Food & Staples Retailing (2.8%):
24,500	Aeon Co., Ltd.	379,619
1,435	Alimentation Couche-Tard, Inc.	61,630
1,309	Amsterdam Commodities NV	31,929
1,700	Arcs Co., Ltd.	40,308
1,200	Axial Retailing, Inc.	41,427
17,428	Booker Group plc	40,316
8,586	Carrefour SA	212,387
813	Casino Guichard-Perrachon SA	45,423
4,130	Colruyt SA	227,907
300	Cosmos Pharmaceutical Corp.	60,179
4,670	Delhaize Group	493,381
12,838	Distribuidora Internacional de Alimentacion SA	75,399
2,826	Empire Co., Ltd., Class A	42,025
1,100	FamilyMart Co., Ltd.	66,828
6,172	Greggs plc	79,998
1,600	Heiwado Co., Ltd.	30,993
973	ICA Gruppen AB	32,524
43,979	J Sainsbury plc	136,364
819	Jean Coutu Group, Inc.	12,680
932	Kesko OYJ, A Shares	36,736
3,359	Kesko OYJ, B Shares	142,951
12,531	Koninklijke Ahold NV	278,627
900	LAWSON, Inc.	71,361
1,111	Loblaw Cos., Ltd.	59,437
1,500	Matsumotokiyoshi Holdings Co., Ltd.	72,860
33,179	Metcash, Ltd.*	47,356
5,582	Metro AG	170,736
1,658	Metro, Inc.	57,769
201	North West Co., Inc. (The)	4,584

Continued

8

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
947	Rallye SA	$16,408
4,300	Seven & I Holdings Co., Ltd.	179,548
1,668	Sligro Food Group NV	64,202
900	Sundrug Co., Ltd.	83,692
84,631	Tesco plc*	197,959
800	Tsuruha Holdings, Inc.	96,101
2,200	Valor Co., Ltd.	58,317
5,821	Wesfarmers, Ltd.	175,270
1,644	Weston (George), Ltd.	142,295
73,884	William Morrison Supermarkets plc	185,296
11,834	Woolworths, Ltd.	185,745

		4,438,567

Food Products (2.9%):
823	AAK AB	58,482
3,000	Ajinomoto Co., Inc.	70,434
535	Aryzta AG	19,665
1,293	Associated British Foods plc	46,873
68	Barry Callebaut AG, Registered Shares	83,542
1,100	Calbee, Inc.	45,670
1	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	71,386
11,579	Cloetta AB	39,788
1,614	Cranswick plc	44,958
7,971	Dairy Crest Group plc	57,080
3,437	Danone SA	242,318
10,087	Devro plc	34,813
3,219	Ebro Foods SA	73,975
111	Emmi AG	67,633
16,300	First Resources, Ltd.	19,026
2,500	Fuji Oil Co., Ltd./Osaka	46,261
3,495	Glanbia plc	65,941
108,900	Golden Agri-Resources, Ltd.	28,559
8,318	GrainCorp, Ltd.	53,831
19,304	Greencore Group plc	79,192
2,100	House Foods Group, Inc.	48,473
1,567	Kerry Group plc, Class A	139,206
3,564	Maple Leaf Foods, Inc.	76,119
4,006	Marine Harvest	67,425
1,600	Meiji Holdings Co., Ltd.	162,473
11,000	Morinaga Milk Industry Co., Ltd.	76,256
25,816	Nestle SA, Registered Shares	1,991,948
15,000	Nichirei Corp.	137,104
4,000	Nippon Meat Packers, Inc.	97,197
13,500	Nippon Suisan Kaisha, Ltd.	68,975
1,000	Nisshin Seifun Group, Inc.	15,987
1,700	Petra Foods, Ltd.	3,675
1,601	Saputo, Inc.	47,554
2,649	Suedzucker AG	58,267
17,940	Tate & Lyle plc	159,935
432	Vilmorin & CIE SA	27,992
1,207	Viscofan SA	66,837
30,000	Vitasoy International Holdings, Ltd.	54,543
600	Yakult Honsha Co., Ltd.	30,890
2,000	Yamazaki Baking Co., Ltd.	55,473

		4,635,756

Shares		Fair Value
Common Stocks, continued
Gas Utilities (0.5%):
7,536	APA Group	$52,186
6,219	Enagas SA	189,174
1,852	Gas Natural SDG SA^	36,722
29,697	Hong Kong & China Gas Co., Ltd.	54,246
15,000	Osaka Gas Co., Ltd.	57,447
1,145	Rubis SA	87,783
15,848	Snam SpA	94,800
4,316	Superior Plus Corp.	35,616
10,000	Toho Gas Co., Ltd.	81,371
11,000	Tokyo Gas Co., Ltd.	45,164

		734,509

Health Care Equipment & Supplies (1.2%):
2,394	Ansell, Ltd.	32,711
1,400	Asahi Intecc Co., Ltd.	67,912
689	bioMerieux	93,564
1,114	Carl Zeiss Meditec AG	45,043
1,072	Cochlear, Ltd.	97,206
586	Coloplast A/S, Class B	43,750
804	DiaSorin SpA	49,328
297	Draegerwerk AG & Co. KGaA	18,142
11,631	Elekta AB, B Shares^	93,885
1,745	Essilor International SA Compagnie Generale d’Optique	232,215
13,820	Fisher & Paykel Healthcare Corp., Ltd.	99,172
5,613	Getinge AB, B Shares	115,322
4,359	GN Store Nord A/S	78,771
2,000	HOYA Corp.	71,219
6,000	JEOL, Ltd.	22,900
1,500	Nihon Kohden Corp.	42,036
4,000	Nikkiso Co., Ltd.	25,735
6,500	Nipro Corp.	80,352
1,300	Olympus Co., Ltd.	48,372
1,192	Sartorius AG	87,360
876	Sartorius Stedim Biotech	59,438
1,314	Smith & Nephew plc	22,281
253	Sonova Holding AG, Registered Shares	33,625
268	Straumann Holding AG, Registered Shares	105,931
1,700	Sysmex Corp.	116,221
2,400	Terumo Corp.	101,778
3,305	William Demant Holding A/S*	64,284

		1,948,553

Health Care Providers & Services (0.6%):
2,200	Alfresa Holdings Corp.	45,822
4,556	Ebos Group, Ltd.	53,239
1,153	Fagron*	10,183
1,646	Fresenius Medical Care AG & Co., KGaA	142,401
2,229	Fresenius SE & Co. KGaA	164,222
1,779	Korian-Medica	57,599
1,404	Medical Facilities Corp.	20,629
4,000	Medipal Holdings Corp.	65,645
1,900	Miraca Holdings, Inc.	81,890
22,099	Primary Health Care, Ltd.	65,465
1,233	Ramsay Health Care, Ltd.	66,285
1,312	Rhoen-Klinikum AG	38,496

Continued

9

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
2,200	Ship Healthcare Holdings, Inc.	$67,917
53,793	Sigma Pharmaceuticals, Ltd.	45,584
2,235	Sonic Healthcare, Ltd.	36,119
2,500	Suzuken Co., Ltd.	78,604
2,700	Toho Holdings Co., Ltd.	64,853
5,813	UDG Healthcare plc	45,769

		1,150,722

Health Care Technology (0.0%):
14,160	AGFA-Gevaert NV*	46,331
2,100	M3, Inc.	72,740

		119,071

Hotels, Restaurants & Leisure (1.8%):
2,757	Accor SA	106,872
3,700	Accordia Golf Co., Ltd.	38,604
21,328	Ardent Leisure Group	30,072
8,600	Aristocrat Leisure, Ltd.	88,839
4,254	Autogrill SpA	34,386
14,000	Cafe de Coral Holdings, Ltd.	43,871
875	Carnival plc, ADR	39,191
7,672	Compass Group plc	146,214
1,951	Domino’s Pizza Enterprises, Ltd.	99,711
17,247	Domino’s Pizza Group PLC	76,751
20,405	Enterprise Inns plc*	21,968
1,133	Flight Centre, Ltd.	26,871
12,010	Galaxy Entertainment Group, Ltd.	35,785
48,300	Genting Singapore plc	26,366
1,257	Great Canadian Gaming Corp.*	17,486
8,500	Greene King plc	88,712
6,570	GVC Holdings plc	49,484
1,100	HIS Co., Ltd.	35,426
31,000	Hongkong & Shanghai Hotels (The)	31,445
1,138	Intercontinental Hotels Group plc, ADR*	42,686
3,056	JD Wetherspoon plc	28,920
23,554	Ladbrokes plc	35,272
21,786	Marston’s plc	39,180
20,912	Merlin Entertainments plc	124,183
6,833	Millennium & Copthorne Hotels	36,280
9,215	Mitchells & Butlers plc	28,659
78,000	NagaCorp, Ltd.	51,966
900	Oriental Land Co., Ltd.	58,051
1,016	Paddy Power Betfair plc	107,245
1,472	Paddy Power plc	154,803
12,439	Rank Group plc	35,835
1,500	Resorttrust, Inc.	32,262
12,657	Restaurant Group plc (The)	48,778
1,200	Saint Marc Holdings Co., Ltd.	36,220
11,220	Sands China, Ltd.	37,988
64,000	Shangri-La Asia, Ltd.	64,535
30,855	SJM Holdings, Ltd.	18,907
28,970	Sky City Entertainment Group, Ltd.	94,696
806	Sodexo SA	86,807
5,401	Ssp Group PLC	20,127
25,381	Star Entertainment Group, Ltd. (The)	102,615
23,303	Tabcorp Holdings, Ltd.	79,653

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
42,047	Tatts Group, Ltd.	$120,273
50,634	Thomas Cook Group plc*	42,679
9,000	Tokyo Dome Corp.	40,551
5,354	TUI AG	60,773
6,856	Unibet Group plc	62,743
2,213	Whitbread plc	103,416
24,720	William Hill plc	85,606
16,830	Wynn Macau, Ltd.	24,436
5,600	Zensho Holdings Co., Ltd.	81,686

		3,025,885

Household Durables (2.1%):
2,000	Alpine Electronics, Inc.	19,463
38,918	Barratt Developments plc	213,087
4,643	Bellway plc	117,368
5,073	Berkeley Group Holdings plc (The)	172,664
2,759	Bonava AB*	33,274
5,074	Bovis Homes Group plc	50,035
2,000	Casio Computer Co., Ltd.	28,584
9,906	Crest Nicholson Holdings plc	47,132
1,800	De’Longhi	42,850
1,469	Dorel Industries, Inc.	39,096
3,583	Electrolux AB, Series B	97,351
63	Forbo Holding AG	74,858
1,600	Foster Electric Co., Ltd.	25,135
5,500	Haseko Corp.	54,900
15,466	Husqvarna AB, B Shares	114,777
2,800	Iida Group Holdings Co., Ltd.	57,039
4,175	JM AB	104,637
31,200	Man Wah Holdings, Ltd.	45,001
3,900	Nikon Corp.	52,709
6,591	Nobia AB	57,224
14,500	Panasonic Corp.	125,480
13,107	Persimmon plc	255,727
18,200	Pioneer Corp.*	31,638
9,947	Redrow plc	42,640
2,500	Sangetsu Co., Ltd.	46,699
1,136	SEB SA	136,932
13,000	Sekisui Chemical Co., Ltd.	159,372
9,100	Sekisui House, Ltd.	158,377
55,000	Sharp Corp.*	58,932
9,500	Sony Corp.	278,069
2,200	Starts Corp., Inc.	43,494
4,800	Sumitomo Forestry Co., Ltd.	64,760
124,926	Taylor Wimpey plc	223,163
20,687	Techtronic Industries Co., Ltd.	86,604
4,830	Tomtom NV*	37,481

		3,196,552

Household Products (0.6%):
412	Henkel AG & Co. KGaA	44,266
630	Henkel AG & Co. KGaA	76,597
6,000	Lion Corp.	98,339
6,605	PZ Cussons plc	29,020
2,504	Reckitt Benckiser Group plc	251,870
11,186	Svenska Cellulosa AB, B Shares	356,843

Continued

10

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
1,800	Unicharm Corp.	$40,101

		897,036

Independent Power and Renewable Electricity Producers (0.1%):
4,545	Algonquin Power & Utilities Corp.	41,833
1,824	Capital Power Corp.	27,223
5,914	Drax Group plc	25,769
1,300	Electric Power Development Co., Ltd.	30,220
3,741	Innergex Renewable Energy, Inc.	41,962
2,649	Northland Power, Inc.	45,524
9,048	Transalta Corp.	47,069

		259,600

Industrial Conglomerates (1.0%):
13,430	CK Hutchison Holdings, Ltd.	147,803
375	Daetwyler Holding AG	50,059
1,985	DCC plc	174,501
20,000	Hopewell Holdings, Ltd.	63,623
980	Indus Holding AG	45,499
11,000	Keihan Electric Railway Co., Ltd.	76,005
9,300	Keppel Corp., Ltd.	38,200
1,483	Koninklijke philips Electronics NV, NY Shares	36,986
2,622	Koninklijke Philips Electronics NV	65,414
8,000	Nisshinbo Holdings, Inc.	72,216
1,487	Nolato AB	38,957
24,540	NWS Holdings, Ltd.	38,986
1,414	Rheinmetall AG	83,497
15,900	SembCorp Industries, Ltd.	33,496
70,000	Shun Tak Holdings, Ltd.	22,193
5,565	Siemens AG, Registered Shares	569,987
3,641	Smiths Group plc	56,071
9,000	Toshiba Corp.*	24,594

		1,638,087

Insurance (5.1%):
4,407	Admiral Group plc	120,265
29,525	AEGON NV	117,755
8,296	Ageas NV	286,582
67,040	AIA Group, Ltd.	403,990
39,825	AMP, Ltd.	154,543
4,194	Assicurazioni Generali SpA	49,376
11,390	Aviva plc, ADR	121,759
13,553	AXA SA	272,236
1,614	Baloise Holding AG, Registered Shares	180,051
21,869	Beazley plc	106,228
7,122	Chesnara plc	25,822
3,618	CNP Assurances SA	53,617
7,700	Dai-ichi Life Insurance Co., Ltd. (The)	85,384
3,792	Delta Lloyd NV	13,467
45,559	Direct Line Insurance Group plc	210,649
11,141	Esure Group plc	42,282
569	Euler Hermes Group	47,858
436	Fairfax Financial Holdings, Ltd.	234,853
1,983	Gjensidige Forsikring ASA	32,940
1,405	Great-West Lifeco, Inc.	37,066
2,030	Grupo Catalana Occidente SA	56,489

Shares		Fair Value
Common Stocks, continued
Insurance, continued
846	Hannover Rueck SE	$88,385
221	Helvetia Patria Holding AG	115,355
9,358	Hiscox, Ltd.	129,022
2,622	Industrial Alliance Insurance & Financial Services, Inc.	82,427
45,041	Insurance Australia Group, Ltd.	184,940
655	Intact Financial Corp.	46,795
4,510	Jardine Lloyd Thompson Group plc	56,721
7,511	Lancashire Holdings, Ltd.	58,825
79,174	Legal & General Group plc	205,179
13,895	Manulife Financial Corp.	189,945
31,539	MAPFRE SA	69,734
26,388	Medibank Private, Ltd.	58,192
3,700	MS&AD Insurance Group Holdings, Inc.	95,305
1,291	Muenchener Rueckversicherungs-Gesellschaft AG	215,732
12,188	NIB Holdings, Ltd.	38,460
2,500	NKSJ Holdings, Inc.	66,233
52,461	Old Mutual plc	141,383
8,574	Phoenix Group Holdings	92,238
3,796	Prudential plc, ADR	129,102
17,328	QBE Insurance Group, Ltd.	135,961
21,669	RSA Insurance Group plc	144,685
2,720	Sampo OYJ, A Shares	111,112
5,444	SCOR SA	163,979
3,984	Societa Cattolica di Assicuraz	25,291
3,000	Sony Financial Holdings, Inc.	33,678
11,933	St. James Place plc	127,793
20,910	Standard Life plc	82,163
15,216	Storebrand ASA*	57,431
4,456	Sun Life Financial, Inc.	146,290
16,334	Suncorp-Metway, Ltd.	149,585
1,205	Swiss Life Holding AG, Registered Shares	278,456
2,675	Swiss Re AG	233,937
7,900	T&D Holdings, Inc.	66,709
1,863	Talanx AG	55,221
3,900	Tokio Marine Holdings, Inc.	129,029
3,403	Topdanmark A/S*	81,185
2,732	Tryg A/S	48,769
10,083	Unipol Gruppo Finanziario SpA	23,710
34,458	UnipolSai SpA	51,789
3,622	Uniqa Insurance Group AG	21,817
1,431	Vienna Insurance Group Weiner Staeditische Versicherung AG	27,126
1,394	Zurich Insurance Group AG	345,011

		7,257,912

Internet & Catalog Retail (0.2%):
18,019	Home Retail Group plc	36,587
7,431	N Brown Group plc	17,542
13,793	Ocado Group plc*	42,494
3,500	Rakuten, Inc.	37,755
1,600	Start Today Co., Ltd.	85,031
1,921	Takkt AG	37,805
12,361	Trade Me Group, Ltd.	40,928
1,761	Yoox SpA*	40,873

		339,015

Continued

11

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (0.4%):
6,464	Carsales.com, Ltd.	$59,689
2,300	DeNA Co., Ltd.	53,371
3,000	GMO Internet, Inc.	31,081
6,300	Gree, Inc.	35,515
2,100	Internet Initiative Japan, Inc.	42,716
3,100	Kakaku.com, Inc.	61,118
15,276	Moneysupermarket.com Group plc	55,224
5,422	Netent AB*	53,650
3,213	Rightmove plc	156,606
2,596	United Internet AG, Registered Shares	107,097
8,400	Yahoo! Japan Corp.	36,998

		693,065

IT Services (0.9%):
1,450	Alten SA	85,697
4,218	Altran Technologies SA	56,592
4,419	Amadeus IT Holding SA	193,563
3,551	Atea ASA	33,899
3,113	Atos Origin SA	259,987
626	Bechtle AG	65,740
1,081	Cap Gemini SA	94,328
1,045	CGI Group, Inc.*	44,632
3,428	Computacenter plc	33,982
7,580	Computershare, Ltd.	52,198
1,168	DH Corp.	29,033
4,312	Econocom Group SA/NV*	49,654
32,000	Fujitsu, Ltd.	117,281
4,428	IRESS, Ltd.	36,228
3,200	IT Holdings Corp.	73,483
1,900	Itochu Techno-Solutions Corp.	40,841
10,956	NCC Group plc	38,316
3,900	Nihon Unisys, Ltd.	47,989
1,320	Nomura Research Institute, Ltd.	48,082
1,100	NTT Data Corp.	51,843
1,500	SCSK Corp.	55,735
462	Sopra Steria Group	47,943
4,001	Tieto OYJ	109,658

		1,666,704

Leisure Products (0.3%):
6,131	Amer Sports OYJ	168,358
2,200	Heiwa Corp.	44,390
2,400	Namco Bandai Holdings, Inc.	61,678
16,103	Photo-Me International plc	29,600
1,700	Sankyo Co., Ltd.	63,388
5,700	Sega Sammy Holdings, Inc.	61,205
400	Shimano, Inc.	60,631
3,800	Yamaha Corp.	102,144

		591,394

Life Sciences Tools & Services (0.6%):
823	AddLife AB*^	9,958
306	Eurofins Scientific SE	113,736
1,884	Gerresheimer AG	144,698
2,438	Lonza Group AG, Registered Shares	404,133
1,908	QIAGEN NV*	41,321

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
7,395	QIAGEN NV*	$161,285
250	Tecan Group AG	38,948

		914,079

Machinery (3.8%):
6,065	Aalberts Industries NV	182,923
1,760	Alfa Laval AB	27,636
8,600	AMADA Co., Ltd.	86,970
1,528	Andritz AG	72,594
2,900	Asahi Diamond Industrial Co., Ltd.	22,349
3,026	Atlas Copco AB, A Shares	78,383
1,756	Atlas Copco AB, B Shares	41,474
1,558	Beijer Alma AB	34,909
7,444	Bodycote plc	51,225
316	Bucher Industries AG	74,106
87	Burckhardt Compression Holding	27,070
1,990	Cargotec OYJ	80,493
9,994	CNH Industrial NV	72,650
111	Construcciones y Auxiliar de Ferrocarriles SA	37,902
52	Conzzeta AG	33,249
3,600	DMG Mori Co., Ltd.	34,412
878	Duerr AG	66,722
18,000	Ebara Corp.	98,913
800	FANUC Corp.	129,513
3,400	Fujitec Co., Ltd.	29,204
2,307	GEA Group AG	108,418
241	Georg Fischer AG	192,318
2,000	Glory, Ltd.	54,010
2,253	Haldex AB^	21,520
15,038	Heidelberger Druckmaschinen AG*	41,581
3,900	Hino Motors, Ltd.	38,599
3,100	Hitachi Construction Machinery Co., Ltd.	44,889
6,700	Hitachi Zosen Corp.	32,194
22,000	IHI Corp.	58,934
8,753	IMI plc	113,086
2,147	Interpump Group SpA	33,743
13,000	Japan Steel Works, Ltd. (The)	58,992
6,700	JTEKT Corp.	75,550
2,600	Juki Corp.	23,153
2,925	Jungheinrich AG	88,210
22,000	Kawasaki Heavy Industries, Ltd.	61,569
2,997	Kion Group AG	144,944
12,500	Komatsu, Ltd.	217,182
3,618	Kone OYJ, B Shares	167,028
1,652	Konecranes OYJ	41,630
438	Krones AG	46,318
8,000	Kubota Corp.	107,163
478	Kuka AG	56,598
3,200	Kurita Water Industries, Ltd.	71,208
4,000	Makino Milling Machine Co., Ltd.	20,282
1,100	Makita Corp.	72,543
13,000	Meidensha Corp.	42,009
4,810	Melrose Industries plc	27,301
2,898	Metso Corp. OYJ	68,467
5,000	Minebea Co., Ltd.	33,658

Continued

12

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
43,000	Mitsubishi Heavy Industries, Ltd.	$171,675
37,000	Mitsui Engineering & Shipbuilding Co., Ltd.	50,792
9,923	Morgan Advanced Materials plc	30,783
2,100	Nabtesco Corp.	50,152
11,000	Nachi-Fujikoshi Corp.	33,382
3,000	NGK Insulators, Ltd.	60,243
1,099	NKT Holding A/S	55,707
890	Norma Group SE	42,009
6,900	NSK, Ltd.	51,042
25,000	NTN Corp.	66,881
8,914	OC Oerlikon Corp. AG	78,164
5,000	Okuma Corp.	32,670
1,900	OSG Corp.	31,460
118	Rational AG	54,450
39,540	Rotork plc	113,491
16,351	Sandvik AB	163,034
214	Schindler Holding AG, Registered Shares	38,963
15,600	SembCorp Marine, Ltd.	18,215
767	Semperit AG	25,515
4,000	Shinmaywa Industries, Ltd.	24,707
5,919	SKF AB, B Shares	94,548
2,119	Spirax-Sarco Engineering plc	105,757
1,147	Sulzer AG, Registered Shares	99,737
11,000	Sumitomo Heavy Industries, Ltd.	48,016
8,000	Tadano, Ltd.	66,535
2,100	Takeuchi Manufacturing Co., Ltd.	27,044
2,200	THK Co., Ltd.	37,335
8,465	Trelleborg AB	149,511
9,000	Tsubakimoto Chain Co.	55,222
5,691	Valmet Corp.	75,744
9,513	Vesuvius plc	36,692
3,857	Volvo AB, A Shares	38,052
19,425	Volvo AB, B Shares	191,897
1,388	Wacker Neuson SE	21,429
2,713	Wartsila Corp. OYJ, Class B	111,011
6,011	Weir Group plc (The)	116,048
3,727	Zardoya Otis SA	34,921

		5,948,628

Marine (0.2%):
42	A.P. Moeller – Maersk A/S, Class A	53,452
75	A.P. Moeller – Maersk A/S, Class B	98,903
1,685	DFDS A/S	73,333
7,971	Irish Continental Group	37,291
37,000	Kawasaki Kisen Kaisha, Ltd.^	86,896
534	Kuehne & Nagel International AG, Registered Shares	74,681
17,000	Mitsui O.S.K. Lines, Ltd.	36,044
42,600	Neptune Orient Lines, Ltd.*	41,109
34,000	Nippon Yusen Kabushiki Kaisha	59,620
8,500	Orient Overseas International, Ltd.	29,262
93,000	Pacific Basin Shipping, Ltd.*	8,787

		599,378

Shares		Fair Value
Common Stocks, continued
Media (2.4%):
1,800	Asatsu-DK, Inc.	$42,402
2,296	Atresmedia Corp. de Medios de Comuicacion SA	22,323
2,500	Avex Group Holdings, Inc.	28,196
1,273	Axel Springer AG	66,702
912	Cineplex, Inc.	36,415
8,601	Cineworld Group plc	62,713
546	Cogeco Communications, Inc.	28,657
2,595	Corus Entertainment, Inc.	26,758
1,398	CTS Eventim AG & Co. KGaA	42,525
1,200	Cyberagent, Inc.	72,048
1,600	Daiichikosho Co., Ltd.	66,988
8,644	Daily Mail & General Trust plc	68,890
700	Dentsu, Inc.	32,710
2,163	Euromoney Institutional Investor plc	27,203
6,151	Eutelsat Communications SA	117,214
3,775	Event Hospitality And Entertainment, Ltd.	40,947
969	GFK SE	38,713
21,407	Informa plc	209,609
1,711	Ipsos	48,610
19,044	ITE Group plc	36,294
40,885	ITV plc	98,745
1,949	JCDecaux SA	66,126
109,074	John Fairfax Holdings, Ltd.	76,390
4,913	Lagardere SCA	107,818
3,548	Liberty Global plc, Series C*	101,650
1,449	Liberty Global plc, Class A*	42,108
181	Liberty Global plc, Class A*	5,834
443	Liberty Global plc, Class C*	14,386
1,881	M6 Metropole Television SA	31,385
3,072	Mediaset Espana Comunicacion SA	34,394
15,032	Mediaset SpA	52,905
1,809	Modern Times Group, Class B	47,826
21,188	Nine Entertainment Co. Holdings, Ltd.	16,712
7,175	Pearson plc, ADR	93,203
1,402	Publicis Groupe SA	94,970
909	Quebecor, Inc., Class B	26,050
1,012	REA Group, Ltd.	45,046
11,910	RELX NV	207,818
5,236	RELX plc, ADR	97,913
414	RTL Group	33,761
3,111	SES Global, Class A	67,191
33,424	Seven West Media, Ltd.	26,673
4,910	Shaw Communications, Inc.	94,271
11,700	Singapore Press Holdings, Ltd.	34,552
18,618	Sky Network Television, Ltd.	63,378
7,900	SKY Perfect JSAT Holdings, Inc.	36,339
17,119	Sky plc	194,270
4,175	Societe Television Francaise 1	44,675
983	Stroeer Media SE	44,985
9,443	Technicolor SA	58,576
1,063	Telenet Group Holding NV*	48,513
18,900	Television Broadcasts, Ltd.	64,909
2,145	Thomson Reuters Corp.	86,701
13,261	Trinity Mirror plc	15,575
8,312	Ubm plc	71,147

Continued

13

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
6,920	Vivendi Universal SA	$131,096
10,595	Wolters Kluwer NV	432,908
10,567	WPP plc	219,360

		4,146,076

Metals & Mining (4.5%):
8,736	Acacia Mining plc	52,412
4,775	Acerinox SA	52,888
2,655	Agnico Eagle Mines, Ltd.	142,043
2,800	Agnico Eagle Mines, Ltd.	149,862
2,632	Alamos Gold, Inc., Class A	22,636
80,748	Alumina, Ltd.^	78,937
15,758	Anglo American plc	152,998
13,786	Antofagasta plc	85,627
2,604	Aperam SA	91,761
10,493	ArcelorMittal*	48,304
1,158	AuRico Metals, Inc.*	914
1,644	Aurubis AG	74,493
42,552	B2Gold Corp.*	106,726
4,701	Barrick Gold Corp.	100,367
2,087	Bekaert NV	90,078
62,786	BHP Billiton, Ltd.	894,015
7,270	Billiton plc, ADR	184,513
25,458	BlueScope Steel, Ltd.	122,041
9,186	Boliden AB	178,520
57,966	Centamin plc	101,952
4,197	Centerra Gold, Inc.	25,017
13,000	Daido Steel Co., Ltd.	44,329
4,038	Dominion Diamond Corp.	35,696
11,000	DOWA Mining Co.	56,297
14,182	Eldorado Gold Corp.	63,785
20,239	EVRAZ plc*	36,874
7,322	First Majestic Silver Corp.*	99,474
13,662	First Quantum Minerals, Ltd.	95,924
31,774	Fortescue Metals Group, Ltd.	85,497
3,312	Fresnillo plc	73,179
29,237	Glencore International plc	59,724
6,771	Goldcorp, Inc.	129,529
1,236,000	G-Resources Group, Ltd.	23,596
3,883	Hill & Smith Holdings plc	46,054
4,000	Hitachi Metals, Ltd.	40,476
11,106	Hudbay Minerals, Inc.	53,045
14,898	IAMGOLD Corp.*	61,700
7,621	Iluka Resources, Ltd.	37,272
11,479	Independence Group NL	28,366
5,400	JFE Holdings, Inc.	69,888
10,204	Kazakhmys plc*	18,562
39,036	Kinross Gold Corp.*	191,585
100,000	Kobe Steel, Ltd.	81,429
4,862	Lucara Diamond Corp.	13,098
20,527	Lundin Mining Corp.*	69,281
32,000	Mitsubishi Materials Corp.	76,232
29,000	Mitsui Mining & Smelting Co., Ltd.	48,020
7,415	Nevsun Resources, Ltd.	21,755
25,136	New Gold, Inc.*	109,938

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
9,805	Newcrest Mining, Ltd.*	$168,559
23,200	Nippon Light Metal Holdings Co.	51,203
14,300	Nippon Steel Corp.	273,297
4,300	Nisshin Steel Co., Ltd.	54,613
19,210	Norsk Hydro ASA	70,251
19,938	Northern Star Resources, Ltd.	73,603
4,300	Nyrstar NV*	40,826
12,873	OceanaGold Corp.	49,128
9,849	Outokumpu OYJ*	41,278
13,670	OZ Minerals, Ltd.	58,116
7,653	Pan American Silver Corp.	126,069
15,045	Petra Diamonds, Ltd.	23,376
2,072	Randgold Resources, Ltd.	232,603
9,330	Rio Tinto plc, Registered Shares, ADR	292,029
8,792	Rio Tinto, Ltd.	302,689
1,982	Salzgitter AG	52,218
6,434	Semafo, Inc.*	30,880
2,225	Silver Wheaton Corp.	52,354
7,842	Sims Metal Management, Ltd.	46,281
3,228	South32, Ltd., ADR*	18,948
64,783	South32, Ltd.*	75,686
6,834	SSAB AB, A Shares*^	15,845
7,692	SSAB Svenskt Stal AB, Series B*	14,628
9,000	Sumitomo Metal & Mining Co., Ltd.	90,854
6,487	Teck Cominco, Ltd.	85,419
2,430	ThyssenKrupp AG	48,497
4,900	Tokyo Steel Manufacturing Co., Ltd.	26,723
11,031	Turquoise Hill Resources, Ltd.*	37,317
15,000	UACJ Corp.	35,362
4,032	Vedanta Resources plc	22,431
3,453	Voestalpine AG	115,530
25,881	Yamana Gold, Inc.	134,634
2,000	Yamato Kogyo Co., Ltd.	45,268

		7,333,224

Multiline Retail (0.6%):
747	Canadian Tire Corp.	81,390
53,885	Debenhams plc	39,983
1,139	Dollarama, Inc.	79,531
1,400	Don Quijote Co., Ltd.	51,731
2,700	H2O Retailing Corp.	36,314
16,147	Harvey Norman Holdings, Ltd.	55,967
1,822	Hudson’s Bay Co.	21,989
3,800	Isetan Mitsukoshi Holdings, Ltd.	33,709
1,100	Izumi Co., Ltd.	42,572
4,100	J. Front Retailing Co., Ltd.	42,348
24,500	Lifestyle International Holdings, Ltd.	41,094
29,029	Marks & Spencer Group plc	123,403
800	MARUI GROUP Co., Ltd.	10,737
47,139	Myer Holdings, Ltd.	39,637
1,643	Next plc	109,899
7,338	Poundland Group plc	20,221
300	Ryohin Keikaku Co., Ltd.	72,796
11,000	Takashimaya Co., Ltd.	78,546

		981,867

Continued

14

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (0.7%):
4,534	AGL Energy, Ltd.	$65,412
393	Canadian Utilities, Ltd., Class A	11,387
9,065	Centrica plc	27,363
40,777	Duet Group(c)	76,298
21,702	E.ON AG	217,091
10,828	Engie Group	174,724
19,117	Hera SpA	52,287
40,034	ITL AEM SpA	52,886
972	National Grid plc, ADR	72,249
5,249	RWE AG*	82,935
5,539	Suez Environnement Co.	87,227
2,881	Telecom Plus plc	40,196
3,162	Veolia Environnement SA	68,683

		1,028,738

Oil, Gas & Consumable Fuels (4.5%):
6,810	Advantage Oil & Gas, Ltd.*	38,062
1,678	AltaGas, Ltd.	40,787
4,305	ARC Resources, Ltd.	73,683
18,809	Athabasca Oil Corp.*	20,821
6,102	Bankers Petroleum, Ltd.*	9,731
2,064	Baytex Energy Corp.	11,951
59,432	Beach Energy, Ltd.	27,477
5,835	Bellatrix Exploration, Ltd.*	5,737
2,726	Birchcliff Energy, Ltd.*	14,518
5,828	Bonavista Energy Corp.	14,888
1,208	Bonterra Energy Corp.	24,884
7,051	BP plc, ADR	250,363
5,227	Cameco Corp.	57,340
13,726	Canadian Natural Resources, Ltd.	423,172
991	Cenovus Energy, Inc.	13,709
11,375	Cenovus Energy, Inc.	157,202
2,900	Cosmo Energy Holdings Co., Ltd.	35,374
8,781	Crescent Point Energy	138,652
8,223	Crew Energy, Inc.*	36,984
123	Delek Group, Ltd.	24,054
2,106	Enbridge Income Fund Holding	52,267
3,199	Enbridge, Inc.	135,510
1,055	Encana Corp.	8,218
21,893	EnCana Corp.	170,323
6,933	Enerplus Corp.	45,673
21,419	ENI SpA	345,754
2,892	ERG SpA	32,950
3,881	Etablissements Maurel et Prom SA*	12,552
5,510	Euronav NV	50,827
591	Gaztransport et Technigaz SA	18,159
3,887	Gibson Energy, Inc.	45,105
13,083	Gran Tierra Energy, Inc.*	43,954
78	Granite Oil Corp.	480
5,424	Husky Energy, Inc.	66,215
3,200	Idemitsu Kosan Co., Ltd.	69,010
1,254	Imperial Oil, Ltd.	39,576
1,887	Inter Pipeline, Ltd.	40,025
2,939	James Fisher & Sons plc	54,415
30,100	JX Holdings, Inc.	116,981

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,323	Keyera Corp.	$40,475
2,585	Koninklijke Vopak NV	129,460
2,266	Lundin Petroleum AB*	40,983
3,394	MEG Energy Corp.*	17,787
5,186	Neste Oil OYJ	185,782
64,000	NewOcean Energy Holdings, Ltd.	21,077
14,721	Oil Search, Ltd.	74,008
7,762	OMV AG	217,413
22,074	Origin Energy, Ltd.	96,389
3,130	Painted Pony Petroleum*	18,366
4,012	Parex Resources, Inc.*	38,853
1,888	Parkland Fuel Corp.	32,870
260	Paz Oil Co., Ltd.	41,877
1,805	Pembina Pipeline Corp.	54,764
25,032	Pengrowth Energy Corp.	45,731
1,690	Peyto Exploration & Development Corp.	45,370
297	Prairiesky Royalty, Ltd.	5,547
13,685	Premier Oil plc*	13,859
15,314	Repsol SA	194,247
1,121	Royal Dutch Shell plc, ADR	62,776
3,562	Royal Dutch Shell plc, ADR	196,689
13,362	Santos, Ltd.	47,137
12,892	Soco International plc	24,418
18,173	Statoil ASA	314,862
4,384	Suncor Energy, Inc.	121,631
10,674	Suncor Energy, Inc.	295,989
11,456	Surge Energy, Inc.	22,614
2,307	Torc Oil & Gas, Ltd.	14,644
19,718	Total SA	950,703
3,875	Tourmaline Oil Corp.*	102,019
2,556	Transcanada Corp.	115,582
2,255	Trilogy Energy Corp.*	9,549
20,967	Tullow Oil plc*	73,347
1,423	Vermilion Energy, Inc.	45,280
9,195	Whitecap Resources, Inc.	70,326
32,833	Whitehaven Coal, Ltd.*	26,822
23,536	Woodside Petroleum, Ltd.	476,954

		7,053,583

Paper & Forest Products (0.8%):
2,029	Canfor Corp.*	20,497
1,251	Canfor Pulp Products, Inc.	10,004
6,000	Daio Paper Corp.	65,078
6,700	Hokuetsu Kishu Paper Co., Ltd.	45,998
2,560	Holmen ABN AB, B Shares	81,870
636	Interfor Corp.*	5,450
7,061	Metsa Board OYJ	35,784
4,977	Mondi plc	92,738
4,100	Nippon Paper Industries Co., Ltd.	71,459
18,000	OYI Paper Co., Ltd.	69,040
24,217	Stora Enso OYJ, Registered Shares	195,104
16,610	UPM-Kymmene OYJ	304,451
1,046	West Fraser Timber Co., Ltd.	30,583

		1,028,056

Continued

15

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products (0.5%):
525	Beiersdorf AG	$49,603
2,300	Kao Corp.	132,750
565	L’Oreal SA	108,061
1,098	Ontex Group NV	34,703
2,100	Shiseido Co., Ltd.	54,154
7,963	Unilever NV, NYS	373,783
4,976	Unilever plc, ADR	238,400

		991,454

Pharmaceuticals (3.4%):
1,732	Almirall SA	25,821
4,700	Astellas Pharma, Inc.	73,562
14,853	AstraZeneca plc, ADR	448,411
3,059	Bayer AG, Registered Shares	307,729
314	Boiron SA	24,547
5,108	Dechra Pharmaceuticals plc	79,780
500	Eisai Co., Ltd.	27,785
211	Galenica AG	284,323
7,443	GlaxoSmithKline plc, ADR	322,580
1,856	H. Lundbeck A/S*	69,479
4,811	Hikma Pharmaceuticals plc	158,621
1,661	Ipsen SA	102,373
1,000	Kaken Pharmaceutical Co., Ltd.	65,216
1,900	Kyorin Holdings, Inc.	37,088
4,756	Meda AB	86,156
457	Merck KGaA	46,520
2,600	Mitsubishi Tanabe Pharma Corp.	46,642
1,700	Nichi-Iko Pharmaceutical Co., Ltd.	34,462
12,675	Novartis AG, Registered Shares	1,043,014
8,066	Novo Nordisk A/S, B Shares	433,835
1,259	Orion OYJ	47,294
1,228	Orion OYJ, Class B	47,697
300	Otsuka Holdings Co., Ltd.	13,826
3,141	Recordati SpA	94,425
405	Roche Holding AG	106,965
127	Roche Holding AG	33,730
2,700	Rohto Pharmaceutical Co., Ltd.	40,935
2,754	Sanofi-Aventis SA	231,463
2,900	Santen Pharmaceutical Co., Ltd.	45,232
1,200	Sawai Pharmaceutical Co., Ltd.	92,476
1,359	Shire plc	83,671
995	Stada Arzneimittel AG*	51,285
1,700	Takeda Pharmacuetical Co., Ltd.	73,390
490	Teva Pharmaceutical Industries, Ltd., ADR	24,613
3,961	Teva Pharmaceutical Industries, Ltd.	200,564
600	Towa Pharmaceutical Co., Ltd.	31,145
2,600	Tsumura & Co.	70,192
694	UCB SA	51,886
1,145	Valeant Pharmaceuticals International, Inc.*	23,060
16,134	Vectura Group plc*	34,781
144	Virbac SA*	26,198

		5,142,772

Professional Services (1.0%):
4,530	Adecco SA, Registered Shares	228,272
2,780	AF AB	46,086

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
22,710	ALS, Ltd.	$83,901
5,622	Bureau Veritas SA	118,682
2,111	Capita Group plc	27,109
861	DKSH Holding, Ltd.^	56,382
11,350	Experian plc	215,549
48,992	Hays plc	63,899
6,806	Intertek Group plc	317,762
1,100	Meitec Corp.	37,179
10,129	Michael Page International plc	40,755
3,772	Randstad Holding NV	151,903
1,785	Ricardo plc	17,592
19	SGS SA, Registered Shares	43,580
1,156	Stantec, Inc.	28,010
1,726	Teleperformance	148,895
1,758	WS Atkins plc	31,256

		1,656,812

Real Estate Management & Development (2.1%):
643	Allreal Holding AG	88,981
802	Azrieli Group	34,145
3,256	Brookfield Asset Management, Inc., Class A	107,676
1,960	BUWOG-Bauen Und Wohnen Gesellschaft mbH	45,253
20,500	CapitaLand, Ltd.	47,102
7,402	Castellum AB	105,404
13,430	Cheung Kong Property Holdings, Ltd.	84,540
12,500	Chinese Estates Holdings, Ltd.	26,511
6,400	City Developments, Ltd.	39,003
16,359	Citycon OYJ	37,222
799	Colliers International Group	27,278
5,265	Countrywide plc	17,269
900	Daito Trust Construction Co., Ltd.	145,908
5,000	Daiwa House Industry Co., Ltd.	145,919
6,254	Deutsche Wohnen AG	212,213
4,223	Fabege AB	71,474
388	First Capital Realty, Inc.	6,656
799	FirstService Corp.	36,618
25,200	Global Logistic Properties, Ltd.	34,018
34,000	Hang Lung Group, Ltd.	102,433
46,984	Hang Lung Properties, Ltd.	95,393
4,756	Hemfosa Fastigheter AB	48,821
11,878	Henderson Land Development Co., Ltd.	67,310
4,800	Hongkong Land Holdings, Ltd.	29,338
14,025	Hysan Development Co., Ltd.	62,543
22,500	Kerry Properties, Ltd.	55,511
4,945	Kungsleden AB	32,079
1,711	LEG Immobilien AG	159,893
5,565	Lend Lease Group	52,761
9,700	Leopalace21 Corp.	67,769
4,644	LSL Property Services plc	15,119
3,000	Mitsubishi Estate Co., Ltd.	54,860
2,000	Mitsui Fudosan Co., Ltd.	45,663
296	Mobimo Holding AG, Registered Shares	67,415
111,316	New World Development Co., Ltd.	113,083
1,341	Nexity SA	68,343
2,200	Nomura Real Estate Holdings, Inc.	38,284

Continued

16

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
52	Plazza AG	$12,111
400	Relo Holdings, Inc.	70,114
4,579	Savills plc	37,460
25,000	Sinarmas Land, Ltd.	8,643
44,880	Sino Land Co., Ltd.	74,030
7,089	St. Modwen Properties plc	25,439
1,000	Sumitomo Realty & Development Co., Ltd.	26,990
11,921	Sun Hung Kai Properties, Ltd.	143,630
5,610	Swire Pacific, Ltd., Class A	63,771
7,500	Tokyo Tatemono Co., Ltd.	89,604
7,900	Tokyu Fudosan Holdings Corp.	49,009
7,437	Unite Group plc	61,630
7,300	UOL Group, Ltd.	29,785
4,162	Wallenstam AB	33,828
13,324	Wharf Holdings, Ltd. (The)	81,518
14,726	Wheelock & Co., Ltd.	69,364
20,700	Wing Tai Holdings, Ltd.	25,133

		3,391,867

Road & Rail (1.9%):
31,187	Asciano, Ltd.	206,449
34,339	Aurizon Holdings, Ltd.	124,356
5,353	Canadian National Railway Co.	316,148
883	Canadian Pacific Railway, Ltd.	113,722
800	Central Japan Railway Co.	141,617
16,300	ComfortDelGro Corp., Ltd.	33,416
6,138	DSV A/S	258,110
1,400	East Japan Railway Co.	129,019
28,257	FirstGroup plc*	38,131
8,000	Fukuyama Transporting Co., Ltd.	42,061
1,432	Go-Ahead Group plc	37,500
20,000	Hankyu Hanshin Holdings, Inc.	148,879
2,300	Hitachi Transport System, Ltd.	37,627
5,000	Keihin Electric Express Railway Co., Ltd.	50,089
6,000	Keio Corp.	56,391
3,000	Keisei Electric Railway Co., Ltd.	38,482
15,000	Kintetsu Corp.	64,023
13,324	MTR Corp., Ltd.	67,614
18,000	Nagoya Railroad Co., Ltd.	100,996
12,000	Nankai Electric Railway Co., Ltd.	67,454
21,910	National Express Group plc	86,374
15,000	Nippon Express Co., Ltd.	68,382
2,900	Nippon Konpo Unyu Soko Co., Ltd.	51,864
13,000	Nishi-Nippon Railroad Co., Ltd.	67,333
8,429	Northgate plc	36,666
3,000	Odakyu Electric Railway Co., Ltd.	35,018
15,000	Sankyu, Inc.	80,181
5,000	Seino Holdings Co., Ltd.	45,691
7,000	Senko Co., Ltd.	42,041
1,025	Sixt SE	40,244
730	Sixt SE	37,613
10,000	Sotetsu Holdings, Inc.	55,925
6,338	Stagecoach Group plc	19,534
10,000	Tobu Railway Co., Ltd.	54,728
10,000	Tokyu Corp.	87,460

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
2,993	TransForce, Inc.	$55,583
20,000	Transport International Holdings, Ltd.	52,438
1,400	West Japan Railway Co.	88,502

		3,077,661

Semiconductors & Semiconductor Equipment (0.8%):
4,797	Aixtron SE*	29,114
1,817	AMS AG	50,314
2,047	ARM Holdings plc, ADR	93,159
2,024	ASM International NV	78,968
5,119	ASM Pacific Technology, Ltd.	36,801
1,629	ASML Holding NV, NYS	161,613
1,837	BE Semiconductor Industries NV	50,061
1,947	Dialog Semiconductor plc*	58,593
400	Disco Corp.	35,934
1,331	EZchip Semiconductor, Ltd.*(a)	33,927
8,370	Infineon Technologies AG	120,265
712	Melexis NV	44,617
4,926	Meyer Burger Technology AG*^	17,742
8,000	Sanken Electric Co., Ltd.	24,661
8,000	Screen Holdings Co., Ltd.	86,786
23,152	STMicroelectronics NV	136,413
2,000	Tokyo Seimitsu Co., Ltd.	46,345
191	U-Blox AG	41,011
2,500	ULVAC, Inc.	76,154

		1,222,478

Software (1.3%):
1,917	Aveva Group plc	43,265
2,500	Capcom Co., Ltd.	57,469
2,326	Computer Modelling Group, Ltd.	18,618
211	Constellation Software, Inc./Canada	81,671
682	Dassault Systemes SA	52,070
1,347	Fidessa Group plc	35,651
3,217	Gemalto NV	197,004
3,200	Konami Corp.	121,186
5,169	Micro Focus International plc	111,790
601	NICE Systems, Ltd.	37,751
1,409	Open Text Corp.	83,356
5,783	PlayTech plc	61,472
19,513	Sage Group plc	169,660
2,404	SAP AG	179,668
2,151	SimCorp A/S	105,565
2,217	Software AG	75,205
1,900	Square Enix Holdings Co., Ltd.	61,226
1,992	Temenos Group AG	99,258
1,300	Trend Micro, Inc.	46,307
5,915	UbiSoft Entertainment SA*	217,618

		1,855,810

Specialty Retail (1.4%):
2,400	Adastria Co., Ltd.	94,528
1,800	Aoyama Trading Co., Ltd.	65,906
10,955	Automotive Holdings Group, Ltd.	30,889
4,100	BIC Camera, Inc.	37,604
2,464	Bilia AB	60,496

Continued

17

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
18,000	Chow Sang Sang Holdings International, Ltd.	$31,920
2,205	Clas Ohlson AB	37,761
4,700	DCM Holdings Co., Ltd.	40,043
32,869	Dixons Carphone plc	142,668
1,143	Dufry AG, Registered Shares*	137,226
3,195	Dunelm Group plc	33,724
4,900	Edion Corp.	40,231
63,300	Esprit Holdings, Ltd.*	47,191
400	Fast Retailing Co., Ltd.	107,255
534	Fielmann AG	39,027
76,000	Giordano International, Ltd.	35,267
602	Groupe FNAC SA*	32,684
5,232	Halfords Group plc	22,876
4,280	Hennes & Mauritz AB, B Shares	125,475
20,566	Howden Joinery Group plc	107,246
3,933	Industria de Diseno Textil SA	131,137
2,973	JB Hi-Fi, Ltd.	53,740
4,170	JD Sports Fashion plc	64,243
25,013	Kingfisher plc	107,949
1,600	Komeri Co., Ltd.	41,575
4,200	K’s Holding Corp.	78,088
13,250	L’occitane International SA	27,092
19,046	Lookers plc	27,656
21,000	Luk Fook Holdings International, Ltd.	46,586
900	Nitori Co., Ltd.	108,000
76,677	Pendragon plc	28,831
3,895	Premier Investments, Ltd.	41,631
1,500	Sanrio Co., Ltd.	26,656
2,400	Shimachu Co., Ltd.	52,114
500	Shimamura Co., Ltd.	73,818
9,000	Sports Direct International*	39,420
4,622	Super Retail Group, Ltd.	30,418
2,528	Supergroup plc	42,731
2,400	USS Co., Ltd.	39,369
155	Valora Holding AG	43,186
2,800	VT Holdings Co., Ltd.	12,763
4,080	WHSmith plc	86,550
10,900	Yamada Denki Co., Ltd.	57,287

		2,530,857

Technology Hardware, Storage & Peripherals (0.7%):
10,460	BlackBerry, Ltd.*	70,203
6,400	Brother Industries, Ltd.	68,299
6,600	Canon, Inc.	188,356
2,700	Fujifilm Holdings Corp.	104,353
12,300	Konica Minolta Holdings, Inc.	89,211
6,508	Logitech International SA	105,950
84,000	NEC Corp.	194,909
727	Neopost	16,840
23,500	Ricoh Co., Ltd.	203,101
8,300	Seiko Epson Corp.	132,656
9,000	Toshiba Tec Corp.*	31,844
6,800	Wacom Co., Ltd./Japan	26,356
873	Wincor Nixdorf AG*	46,700

		1,278,778

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.6%):
2,028	Adidas AG	$289,162
4,816	Burberry Group plc	75,269
381	Christian Dior SA	61,711
5,805	Compagnie Financiere Richemont SA	340,655
1,059	Gerry Weber International AG	12,337
1,311	Gildan Activewear, Inc.	38,452
280,000	Global Brands Group Holdings, Ltd.*	24,591
121	Hermes International SA	45,595
1,437	Hugo Boss AG	81,174
452	Kering	73,705
88,358	Li & Fung, Ltd.	43,021
643	Luxottica Group SpA	31,327
1,520	LVMH Moet Hennessy Louis Vuitton SA	230,121
7,000	Onward Holdings Co., Ltd.	43,376
2,842	Pandora A/S	385,847
6,400	Prada SpA	19,825
1,139	Salvatore Ferragamo Italia SpA	23,140
27,600	Samsonite International SA	76,503
9,000	Seiko Holdings Corp.	26,909
28,000	Stella International Holdings, Ltd.	49,487
439	Swatch Group AG (The)	127,657
819	Swatch Group AG (The), Registered Shares	46,993
973	Ted Baker plc	31,509
36,000	Texwinca Holdings, Ltd.	26,659
404	Tod’s SpA	21,665
6,000	Wacoal Holdings Corp.	59,003
27,500	Yue Yuen Industrial Holdings, Ltd.	108,992

		2,394,685

Thrifts & Mortgage Finance (0.1%):
2,931	Aareal Bank AG	92,379
998	Genworth MI Canada, Inc.	25,603

		117,982

Tobacco (0.6%):
3,956	British American Tobacco plc, ADR	512,223
4,473	Imperial Tobacco Group plc	242,772
4,800	Japan Tobacco, Inc.	192,319
2,105	Swedish Match AB, Class B	73,180

		1,020,494

Trading Companies & Distributors (1.7%):
2,637	AddTech AB, B Shares	33,103
21,185	Ashtead Group plc	303,973
894	Baywa AG	26,832
378	Bossard Holding AG	40,139
5,890	Brammer plc	4,666
2,932	Brenntag AG	141,668
4,067	Bunzl plc	125,772
1,879	Cramo OYJ	38,918
6,511	Diploma plc	72,482
6,630	Finning International, Inc.	107,985
7,080	Grafton Group plc	46,911
11,000	Hanwa Co., Ltd.	57,047
1,200	Inaba Denki Sangyo Co., Ltd.	40,925
3,300	Indutrade AB	65,126

Continued

18

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
7,200	ITOCHU Corp.	$87,496
13,000	Iwatani Corp.	73,488
1,700	Kanamoto Co., Ltd.	33,001
24,000	Kanematsu Corp.	37,740
3,554	Kloeckner & Co. SE*	39,246
22,100	Marubeni Corp.	99,222
5,100	Misumi Group, Inc.	91,348
9,800	Mitsubishi Corp.	171,376
12,100	Mitsui & Co., Ltd.	143,293
4,700	Nagase & Co., Ltd.	51,725
163,100	Noble Group, Ltd.*	24,535
4,540	Ramirent OYJ	34,816
10,389	Rexel SA*	131,143
672	Richelieu Hardware, Ltd.	13,187
1,801	Russel Metals, Inc.	31,899
26,046	SIG plc	39,153
41,600	Sojitz Corp.	98,076
8,100	Sumitomo Corp.	81,077
1,900	Toromont Industries, Ltd.	55,362
8,700	Toyota Tsushu Corp.	186,658
7,856	Travis Perkins plc	157,135
3,215	Wolseley plc	166,588

		2,953,111

Transportation Infrastructure (0.7%):
3,484	Abertis Infraestructuras SA	51,197
384	Aeroports de Paris	42,466
4,450	Atlantia SpA	110,974
10,062	Auckland International Airport, Ltd.	46,757
37,862	BBA Aviation plc	112,133
960	Flughafen Zuerich AG	169,922
1,200	Fraport AG	64,102
3,270	Groupe Eurotunnel SA	34,796
1,679	Hamburger Hafen und Logistik AG	25,067
129,000	Hutchison Port Holdings Trust	59,259
9,000	Kamigumi Co., Ltd.	82,709
5,000	Mitsubishi Logistics Corp.	69,711
25,362	Qube Holdings, Ltd.	41,976
15,500	SATS, Ltd.	47,364
3,463	SIAS SpA	29,842
8,000	Sumitomo Warehouse Co., Ltd. (The)	39,659
8,572	Sydney Airport	44,528
7,350	Transurban Group	65,904
1,114	Westshore Terminals Investment Corp.	16,135

		1,154,501

Water Utilities (0.2%):
11,156	Pennon Group plc	140,828
4,217	Severn Trent plc	137,732
5,368	United Utilities Group plc	74,734

		353,294

Wireless Telecommunication Services (1.2%):
3,844	Freenet AG	98,906
7,400	KDDI Corp.	225,299
13,000	M1, Ltd./Singapore	26,388

Shares or Principal Amount		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
452	Millicom International Cellular SA, SDR	$27,654
2,104	Mobistar SA*	48,558
23,100	NTT DoCoMo, Inc.	621,663
1,708	Rogers Communications, Inc., Class B	69,003
4,200	SoftBank Group Corp.	237,649
10,900	StarHub, Ltd.	30,708
12,183	Tele2 AB	106,613
182,837	Vodafone Group plc	556,490

		2,048,931

Total Common Stocks (Cost $184,574,353)		157,181,240

Preferred Stocks (0.3%):
Automobiles (0.3%):
955	Bayerische Motoren Werke AG (BMW), 5.53%	60,529
1,528	Porsche Automobil Holding SE, 2.36%	70,387
3,007	Volkswagen AG, 0.15%	361,341

		492,257

Total Preferred Stocks (Cost $989,101)		492,257

Rights (0.0%):
Aerospace & Defense (0.0%):
1,240,370	Rolls-Royce Holdings plc, Expires on 7/01/16*(a)	1,651

Construction & Engineering (0.0%):
1,845	ACS, Actividades de Construccion y Servicios SA, Expires on 7/12/16*	1,296

Health Care Providers & Services (0.0%):
1,153	Fagron, Expires on 7/05/16*	1,105

Metals & Mining (0.0%):
4,775	Acerinox SA, Expires on 7/07/16*	2,405

Oil, Gas & Consumable Fuels (0.0%):
15,314	Repsol SA, Expires on 7/05/16*	4,979

Trading Companies & Distributors (0.0%):
163,100	Noble Group, Ltd., Expires on 7/21/16*(a)	10,900

Total Rights (Cost $30,169)		22,336

Securities Held as Collateral for Securities on Loan (0.5%):
$723,004	AZL DFA International Core Equity Fund Securities Lending Collateral Account(d)	723,004

Total Securities Held as Collateral for Securities on Loan (Cost $723,004)		723,004

Unaffiliated Investment Company (0.0%):
10,527	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(e)	10,527

Total Unaffiliated Investment Company (Cost $10,527)		10,527

Total Investment Securities (Cost $186,327,154)(f) — 99.0%		158,429,364
Net other assets (liabilities) — 1.0%		1,569,843

Net Assets — 100.0%		$159,999,207

Continued

19

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

NYS—New York Shares

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $680,017.

(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 0.05% of the net assets of the Fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(e)	The rate represents the effective yield at June 30, 2016.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Australia	6.6%
Austria	0.5%
Belgium	1.9%
Bermuda	0.1%
Cambodia	—	%NM
Canada	7.6%
Cayman Islands	—	%NM
China	0.1%
Denmark	2.1%
Egypt	0.1%
European Community	—	%NM
Finland	1.9%
France	7.1%
Georgia	—	%NM
Germany	6.8%
Hong Kong	2.7%
Ireland	1.3%
Isle of Man	0.1%

Country	Percentage
Israel	0.5%
Italy	2.0%
Japan	24.1%
Luxembourg	0.2%
Malta	—	%NM
Netherlands	3.1%
New Zealand	0.6%
Norway	0.5%
Singapore	0.8%
Spain	2.5%
Sweden	3.4%
Switzerland	7.6%
United Kingdom	15.0%
United States	0.8%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

20

AZL DFA International Core Equity Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$186,327,154

Investment securities, at value*	$158,429,364
Cash	3,180
Interest and dividends receivable	396,629
Foreign currency, at value (cost $410,109)	411,038
Receivable for capital shares issued	1,713,395
Receivable for investments sold	15,773
Reclaims receivable	248,491
Prepaid expenses	978

Total Assets	161,218,848

Liabilities:
Payable for capital shares redeemed	323,130
Payable for collateral received on loaned securities	723,004
Manager fees payable	100,064
Administration fees payable	6,221
Distribution fees payable	33,355
Custodian fees payable	19,696
Administrative and compliance services fees payable	240
Trustee fees payable	2,433
Other accrued liabilities	11,498

Total Liabilities	1,219,641

Net Assets	$159,999,207

Net Assets Consist of:
Capital	$184,178,103
Accumulated net investment income/(loss)	4,194,458
Accumulated net realized gains/(losses) from investment transactions	(467,789)
Net unrealized appreciation/(depreciation) on investments	(27,905,565)

Net Assets	$159,999,207

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,382,084
Net Asset Value (offering and redemption price per share)	$8.70

*	Includes securities on loan of $680,017.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$3,639,442
Income from securities lending	22,333
Foreign withholding tax	(384,154)

Total Investment Income	3,277,621

Expenses:
Manager fees	769,739
Administration fees	104,252
Distribution fees	202,563
Custodian fees	14,984
Administrative and compliance services fees	1,011
Trustee fees	3,615
Professional fees	4,007
Shareholder reports	941
Other expenses	1,725

Total expenses before reductions	1,102,837
Less expenses voluntarily waived/reimbursed by the Manager	(162,051)

Net expenses	940,786

Net Investment Income/(Loss)	2,336,835

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(191,293)
Change in net unrealized appreciation/depreciation on investments	(8,016,721)

Net Realized/Unrealized Gains/(Losses) on Investments	(8,208,014)

Change in Net Assets Resulting From Operations	$(5,871,179)

See accompanying notes to the financial statements.

21

Statements of Changes in Net Assets

	AZL DFA International Core Equity Fund
	For the Six Months Ended June 30, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,336,835	$1,463,420
Net realized gains/(losses) on investment transactions	(191,293)	(413)
Change in unrealized appreciation/depreciation on investments	(8,016,721)	(19,888,844)

Change in net assets resulting from operations	(5,871,179)	(18,425,837)

Capital Transactions:
Proceeds from shares issued	2,622,219	197,916,531
Value of shares redeemed	(7,024,636)	(9,217,891)

Change in net assets resulting from capital transactions	(4,402,417)	188,698,640

Change in net assets	(10,273,596)	170,272,803
Net Assets:
Beginning of period	170,272,803	—

End of period	$159,999,207	$170,272,803

Accumulated net investment income/(loss)	$4,194,458	$1,857,623

Share Transactions:
Shares issued	302,292	19,800,073
Shares redeemed	(778,767)	(941,514)

Change in shares	(476,475)	18,858,559

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

See accompanying notes to the financial statements.

22

AZL DFA International Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		April 27, 2015 to December 31, 2015 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.03		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.13		0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(0.46)		(1.05)

Total from Investment Activities	(0.33)		(0.97)

Net Asset Value, End of Period	$8.70		$9.03

Total Return(b)	(3.65	)%(c)	(9.70	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$159,999		$170,273
Net Investment Income/(Loss)(d)	2.88%		1.19%
Expenses Before Reductions(d)(e)	1.36%		1.39%
Expenses Net of Reductions(d)	1.16%		1.19%
Portfolio Turnover Rate	1	%(c)	4	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

23

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International Core Equity Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

24

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $2 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,961 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL DFA International Core Equity Fund	0.95%	1.39%

*	The Manager voluntarily reduced the management fee to 0.75% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

25

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $959 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks
Aerospace & Defense	$84,515	$1,763,128	$1,847,643
Auto Components	155,335	3,681,875	3,837,210
Banks	2,795,221	10,610,340	13,405,561
Beverages	497,507	2,238,636	2,736,143
Capital Markets	214,901	2,858,301	3,073,202
Chemicals	186,334	7,572,221	7,758,555
Commercial Services & Supplies	196,647	2,692,099	2,888,746
Communications Equipment	24,233	425,550	449,783
Construction & Engineering	320,662	2,941,980	3,262,642
Construction Materials	205,552	1,359,546	1,565,098

26

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Investment Securities:	Level 1	Level 2	Total
Containers & Packaging	104,211	1,242,098	1,346,309
Diversified Consumer Services	41,949	127,635	169,584
Diversified Financial Services	94,021	1,198,523	1,292,544
Diversified Telecommunication Services	103,248	3,750,625	3,853,873
Electric Utilities	52,128	2,021,657	2,073,785
Electronic Equipment, Instruments & Components	26,919	2,487,532	2,514,451
Energy Equipment & Services	238,245	943,217	1,181,462
Food & Staples Retailing	380,420	4,058,147	4,438,567
Food Products	123,673	4,512,083	4,635,756
Gas Utilities	35,616	698,893	734,509
Health Care Providers & Services	20,629	1,130,093	1,150,722
Hotels, Restaurants & Leisure	99,363	2,926,522	3,025,885
Household Durables	72,370	3,124,182	3,196,552
Independent Power and Renewable Electricity Producers	203,611	55,989	259,600
Industrial Conglomerates	36,986	1,601,101	1,638,087
Insurance	988,237	6,269,675	7,257,912
IT Services	73,665	1,593,039	1,666,704
Life Sciences Tools & Services	161,285	752,794	914,079
Media	653,946	3,492,130	4,146,076
Metals & Mining	2,503,666	4,829,558	7,333,224
Multiline Retail	182,910	798,957	981,867
Multi-Utilities	83,636	945,102	1,028,738
Oil, Gas & Consumable Fuels	3,336,692	3,716,891	7,053,583
Paper & Forest Products	66,534	961,522	1,028,056
Personal Products	612,183	379,271	991,454
Pharmaceuticals	818,664	4,324,108	5,142,772
Professional Services	28,010	1,628,802	1,656,812
Real Estate Management & Development	178,228	3,213,639	3,391,867
Road & Rail	485,453	2,592,208	3,077,661
Semiconductors & Semiconductor Equipment	254,772	967,706	1,222,478
Software	183,645	1,672,165	1,855,810
Technology Hardware, Storage & Peripherals	176,153	1,102,625	1,278,778
Textiles, Apparel & Luxury Goods	38,452	2,356,233	2,394,685
Thrifts & Mortgage Finance	25,603	92,379	117,982
Tobacco	512,223	508,271	1,020,494
Trading Companies & Distributors	208,433	2,744,678	2,953,111
Transportation Infrastructure	16,135	1,138,366	1,154,501
Wireless Telecommunication Services	69,003	1,979,928	2,048,931
All Other Common Stocks+	—	25,127,396	25,127,396
Preferred Stocks	—	492,257	492,257
Rights	20,685	1,651	22,336
Securities Held as Collateral for Securities on Loan	—	723,004	723,004
Unaffiliated Investment Company	10,527	—	10,527

Total Investment Securities	$18,003,036	$140,426,328	$158,429,364

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA International Core Equity Fund	$1,480,895	$5,847,183

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

27

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $186,467,486. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,943,734
Unrealized depreciation	(36,981,856)

Net unrealized appreciation/(depreciation)	$(28,038,122)

As of the end of its tax year ended December 31, 2015, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

Capital loss carryforwards not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL DFA International Core Equity Fund	$138,827	$—	$138,827

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA International Core Equity Fund	$1,859,690	$—	$(138,827)	$(20,028,580)	$(18,307,717)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

28

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

29

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® DFA U.S. Core Equity Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 24

Statement of Operations Page 24

Statements of Changes in Net Assets Page 25

Financial Highlights Page 26

Notes to the Financial Statements Page 27

Other Information Page 31

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL DFA U.S. Core Equity Fund	$1,000.00	$1,031.60	$4.24	0.84%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL DFA U.S. Core Equity Fund	$1,000.00	$1,020.69	$4.22	0.84%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	18.3%
Consumer Discretionary	16.0
Financials	13.8
Industrials	13.7
Health Care	12.0
Consumer Staples	8.9
Energy	5.5
Materials	4.7
Utilities	4.0
Telecommunication Services	2.7

Total Common Stocks	99.6
Right	— ^
Securities Held as Collateral for Securities on Loan	7.7
Money Market	0.4

Total Investment Securities	107.7
Net other assets (liabilities)	(7.7)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (2.8%):
1,674	AAR Corp.	$39,071
4,560	Aerojet Rocketdyne Holdings, Inc.*	83,357
1,321	AeroVironment, Inc.*	36,724
418	American Science & Engineering, Inc.	15,637
1,124	Astronics Corp.*	37,384
168	Astronics Corp., Class B*^	5,564
3,020	BE Aerospace, Inc.	139,449
17,722	Boeing Co. (The)	2,301,556
4,229	BWX Technologies, Inc.	151,271
685	CPI Aerostructures, Inc.*	4,213
1,527	Cubic Corp.	61,324
3,375	Curtiss-Wright Corp.	284,344
5,683	DigitalGlobe, Inc.*	121,559
1,181	Engility Holdings, Inc.*	24,943
2,068	Esterline Technologies Corp.*	128,299
6,630	General Dynamics Corp.	923,161
1,641	HEICO Corp.	109,635
2,423	HEICO Corp., Class A	129,994
6,300	Hexcel Corp.	262,332
16,546	Honeywell International, Inc.	1,924,631
2,439	Huntington Ingalls Industries, Inc.	409,825
3,993	KLX, Inc.*	123,783
4,471	Kratos Defense & Security Solutions, Inc.*^	18,331
1,921	L-3 Communications Holdings, Inc.	281,791
1,019	LMI Aerospace, Inc.*	8,193
7,202	Lockheed Martin Corp.	1,787,320
2,746	Moog, Inc., Class A*	148,064
140	Moog, Inc., Class B*	7,525
4,413	Northrop Grumman Corp.	980,922
3,494	Orbital ATK, Inc.	297,479
5,648	Raytheon Co.	767,846
5,248	Rockwell Collins, Inc.^	446,815
3,691	Spirit AeroSystems Holdings, Inc., Class A*	158,713
114	TASER International, Inc.*	2,836
2,334	Teledyne Technologies, Inc.*	231,183
10,903	Textron, Inc.	398,614
1,412	TransDigm Group, Inc.*^	372,330
3,379	Triumph Group, Inc.^	119,955
16,070	United Technologies Corp.	1,647,979

		14,993,952

Air Freight & Logistics (0.7%):
4,941	Air Transport Services Group, Inc.*	64,035
2,000	Atlas Air Worldwide Holdings, Inc.*	82,840
5,902	C.H. Robinson Worldwide, Inc.^	438,224
1,026	Echo Global Logistics, Inc.*	23,003
5,128	Expeditors International of Washington, Inc.	251,477
5,089	FedEx Corp.	772,408
1,779	Forward Air Corp.	79,219
2,393	Hub Group, Inc.*	91,819
1,058	Park-Ohio Holdings Corp.	29,920
3,266	Radiant Logistics, Inc.*^	9,798
18,987	United Parcel Service, Inc., Class B	2,045,281
4,593	XPO Logistics, Inc.*^	120,612

		4,008,636

Shares		Fair Value
Common Stocks, continued
Airlines (0.7%):
7,723	Alaska Air Group, Inc.	$450,174
998	Allegiant Travel Co.	151,197
17,817	American Airlines Group, Inc.	504,399
2,216	Copa Holdings SA, Class A^	115,808
19,429	Delta Air Lines, Inc.	707,798
5,008	Hawaiian Holdings, Inc.*	190,104
20,928	JetBlue Airways Corp.*^	346,568
17,047	Southwest Airlines Co.	668,413
5,511	Spirit Airlines, Inc.*	247,279
11,284	United Continental Holdings, Inc.*	463,095

		3,844,835

Auto Components (0.8%):
4,688	American Axle & Manufacturing Holdings, Inc.*	67,882
3,449	Autoliv, Inc.	370,595
8,910	BorgWarner, Inc.	263,023
5,300	Cooper Tire & Rubber Co.	158,046
1,615	Cooper-Standard Holding, Inc.*	127,569
13,476	Dana Holding Corp.	142,307
7,899	Delphi Automotive plc	494,477
1,483	Drew Industries, Inc.	125,818
6,922	Federal Mogul Holdings Corp.*	57,522
2,274	Fox Factory Holding Corp.*^	39,499
17,179	Gentex Corp.^	265,416
2,720	Gentherm, Inc.*	93,160
21,106	Goodyear Tire & Rubber Co.	541,580
1,365	Horizon Global Corp.*^	15,493
12,402	Johnson Controls, Inc.	548,912
3,653	Lear Corp.	371,729
3,637	Modine Manufacturing Co.*	32,006
1,190	Motorcar Parts of America, Inc.*	32,344
2,574	Spartan Motors, Inc.	16,113
1,736	Standard Motor Products, Inc.	69,058
1,582	Stoneridge, Inc.*	23,635
275	Strattec Security Corp.^	11,212
3,646	Tenneco, Inc.*	169,940
1,187	Tower International, Inc.	24,428
2,847	Visteon Corp.	187,361

		4,249,125

Automobiles (0.6%):
123,486	Ford Motor Co.	1,552,219
36,273	General Motors Co.	1,026,526
7,133	Harley-Davidson, Inc.^	323,125
597	Tesla Motors, Inc.*^	126,731
3,270	Thor Industries, Inc.^	211,700
1,652	Winnebago Industries, Inc.	37,864

		3,278,165

Banks (5.8%):
958	1st Constitution Bancorp*	11,515
2,060	1st Source Corp.	66,723
691	Access National Corp.	13,481
504	ACNB Corp.^	12,655
661	American National Bankshares, Inc.	16,644
587	American River Bankshares*	5,958

Continued

2

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,047	Ameris Bancorp	$60,796
704	Ames National Corp.	18,881
856	Arrow Financial Corp.	25,928
7,268	Associated Banc-Corp.	124,646
1,178	BancFirst Corp.	71,057
2,831	Bancorp, Inc. (The)*	17,043
3,994	BancorpSouth, Inc.	90,624
164,098	Bank of America Corp.	2,177,580
899	Bank of Commerce Holdings	5,933
2,107	Bank of Hawaii Corp.^	144,962
451	Bank of Marin Bancorp	21,815
3,947	Bank of the Ozarks, Inc.^	148,091
5,053	BankUnited, Inc.	155,228
1,432	Banner Corp.	60,917
459	Bar Harbor Bankshares	16,111
12,833	BB&T Corp.	456,983
6,899	BBCN Bancorp, Inc.^	102,933
842	BCB Bancorp, Inc.	8,622
2,507	Berkshire Hills Bancorp, Inc.	67,488
1,852	BNC Bancorp^	42,059
2,562	BOK Financial Corp.	160,637
7,445	Boston Private Financial Holdings, Inc.	87,702
668	Bridge Bancorp, Inc.^	18,971
5,707	Brookline Bancorp, Inc.	62,948
1,162	Bryn Mawr Bank Corp.^	33,930
74	C&F Financial Corp.	3,312
753	California First National Bancorp	11,122
562	Camden National Corp.	23,604
2,203	Capital Bank Financial Corp., Class A	63,446
1,309	Capital City Bank Group, Inc.	18,221
1,814	Cardinal Financial Corp.	39,799
5,492	Cascade Bancorp*	30,426
3,767	Cathay General Bancorp	106,229
3,426	Centerstate Banks, Inc.	53,960
2,402	Central Pacific Financial Corp.	56,687
933	Central Valley Community Bancorp	13,062
273	Century Bancorp, Inc.	11,556
2,492	Chemical Financial Corp.^	92,927
377	Chemung Financial Corp.	11,065
4,961	CIT Group, Inc.	158,306
45,498	Citigroup, Inc.	1,928,660
943	Citizens & Northern Corp.	19,067
2,000	Citizens Financial Group, Inc.	39,960
552	Citizens Holding Co.	12,105
1,304	City Holding Co.	59,293
938	Civista Bancshares, Inc.	12,288
1,096	CNB Financial Corp.	19,509
3,178	CoBiz Financial, Inc.	37,183
72	Codorus Valley Bancorp, Inc.	1,467
56	Colony Bankcorp, Inc.*	533
3,847	Columbia Banking System, Inc.	107,947
3,601	Comerica, Inc.	148,109
6,534	Commerce Bancshares, Inc.^	312,979
2,720	Community Bank System, Inc.	111,765

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,277	Community Bankers Trust Corp.*	$11,795
1,325	Community Trust Bancorp, Inc.	45,925
1,798	CommunityOne Bancorp*^	22,727
2,266	ConnectOne Bancorp, Inc.	35,554
1,273	CU Bancorp*	28,935
2,965	Cullen/Frost Bankers, Inc.^	188,959
2,643	Customers Bancorp, Inc.*^	66,419
6,990	CVB Financial Corp.^	114,566
408	DNB Financial Corp.	9,629
1,882	Eagle Bancorp, Inc.*^	90,543
6,075	East West Bancorp, Inc.	207,644
1,692	Eastern Virginia Bankshares, Inc.	12,775
1,529	Enterprise Financial Services Corp.	42,644
312	Evans Bancorp, Inc.	7,688
9,908	F.N.B. Corp.	124,246
569	Farmers Capital Bank Corp.^	15,562
1,329	Farmers National Banc Corp.	11,695
100	FCB Financial Holdings, Inc., Class A*	3,400
1,636	Fidelity Southern Corp.	25,636
23,320	Fifth Third Bancorp	410,199
1,053	Financial Institutions, Inc.	27,452
1,497	First Bancorp	26,317
16,004	First Bancorp*	63,536
814	First Bancorp, Inc.	17,534
611	First Bancshares, Inc. (The)	10,552
2,931	First Busey Corp.	62,694
664	First Business Financial Services, Inc.	15,584
633	First Citizens BancShares, Inc., Class A	163,890
1,419	First Community Bankshares	31,842
1,217	First Connecticut Bancorp, Inc.	20,154
4,645	First Financial Bancorp	90,345
967	First Financial Corp.	35,412
11,112	First Horizon National Corp.	153,123
1,650	First Interstate BancSystem, Class A^	46,365
2,874	First Merchants Corp.	71,649
5,901	First Midwest Bancorp, Inc.	103,622
1,043	First NBC Bank Holding Co.*	17,512
21,539	First Niagara Financial Group, Inc.	209,790
1,049	First of Long Island Corp. (The)	30,075
5,994	First Republic Bank	419,520
1,283	First South Bancorp	11,983
8,620	FirstMerit Corp.	174,727
2,253	Flushing Financial Corp.	44,790
9,023	Fulton Financial Corp.^	121,811
877	German American Bancorp, Inc.	28,038
4,261	Glacier Bancorp, Inc.	113,257
1,035	Great Southern Bancorp, Inc.	38,264
456	Great Western Bancorp, Inc.	14,382
1,174	Guaranty Bancorp	19,606
5,046	Hancock Holding Co.	131,751
2,408	Hanmi Financial Corp.	56,564
38	Hawthorn Bancshares, Inc.	531
1,375	Heartland Financial USA, Inc.	48,524
2,292	Heritage Financial Corp.	40,293

Continued

3

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,568	Heritage Oaks Bancorp	$20,390
2,010	Hertiage Commerce Corp.^	21,165
7,010	Hilltop Holdings, Inc.*	147,140
8,728	Home Bancshares, Inc.	172,727
1,540	Hometrust Bancshares, Inc.*	28,490
700	Horizon Bancorp^	17,598
33,869	Huntington Bancshares, Inc.^	302,789
2,106	IBERIABANK Corp.	125,791
1,483	Independent Bank Corp.	67,773
1,288	Independent Bank Group, Inc.^	55,268
5,028	International Bancshares Corp.	131,181
15,735	Investors Bancorp, Inc.	174,344
69,004	JPMorgan Chase & Co.	4,287,909
18,778	KeyCorp	207,497
2,859	Lakeland Bancorp, Inc.	32,535
1,104	Lakeland Financial Corp.	51,899
415	Landmark Bancorp, Inc.	10,512
712	LCNB Corp.	11,250
2,565	LegacyTexas Financial Group, Inc.^	69,024
2,279	M&T Bank Corp.	269,446
2,571	Macatawa Bank Corp.	19,077
918	Mackinac Financial Corp.^	10,107
1,644	Mainsource Financial Group, Inc.^	36,250
3,343	MB Financial, Inc.	121,284
1,869	MBT Financial Corp.	14,952
1,293	Mercantile Bank Corp.	30,851
471	Merchants Bancshares, Inc.	14,356
555	Middleburg Financial Corp.	15,096
638	MidWestone Financial Group, Inc.	18,221
570	MutualFirst Financial, Inc.	15,590
1,805	National Bank Holdings Corp.	36,750
514	National Bankshares, Inc.	17,949
3,330	NBT Bancorp, Inc.	95,338
373	Nicolet Bankshares, Inc.*	14,204
1,094	Northeast Bancorp	12,308
510	Northrim Bancorp, Inc.	13,408
341	Norwood Financial Corp.	9,548
3,309	OFG Bancorp	27,465
440	Ohio Valley Banc Corp.	9,618
819	Old Line Bancshares, Inc.	14,742
8,828	Old National Bancorp	110,615
676	Old Point Financial Corp.	12,966
2,225	Old Second Bancorp, Inc.	15,197
16	Opus Bank^	541
638	Orrstown Financial Services, Inc.	11,516
1,339	Pacific Continental Corp.	21,036
1,205	Pacific Mercantile Bancorp*	8,556
1,234	Pacific Premier Bancorp, Inc.*	29,616
5,552	PacWest Bancorp	220,859
3,377	Park Sterling Corp.	23,943
897	Parke Bancorp, Inc.	11,589
1,165	Peapack-Gladstone Financial Corp.	21,564
364	Penns Woods Bancorp, Inc.	15,284
553	Peoples Bancorp	10,844

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,361	Peoples Bancorp, Inc.^	$29,656
13,498	People’s United Financial, Inc.	197,881
2,028	Pinnacle Financial Partners, Inc.	99,068
9,060	PNC Financial Services Group, Inc.	737,393
4,717	Popular, Inc.	138,208
878	Preferred Bank Los Angeles	25,352
689	Premier Financial Bancorp, Inc.	11,610
5,202	PrivateBancorp, Inc.	229,044
3,366	Prosperity Bancshares, Inc.^	171,632
606	QCR Holdings, Inc.	16,477
28,339	Regions Financial Corp.	241,165
2,391	Renasant Co.	77,301
1,417	Republic Bancorp, Inc., Class A	39,152
2,622	S & T Bancorp, Inc.	64,108
348	Salisbury Bancorp, Inc.	10,363
1,898	Sandy Spring Bancorp, Inc.	55,156
1,879	Seacoast Banking Corp.*	30,515
1,252	Select Bancorp, Inc.*	10,116
65	ServisFirst Bancshares, Inc.^	3,210
1,113	Shore Bancshares, Inc.	13,078
1,028	Sierra Bancorp	17,157
1,267	Signature Bank*	158,274
1,703	Simmons First National Corp., Class A	78,653
1,569	South State Corp.^	106,770
583	Southern First Bancshares, Inc.*	14,050
935	Southern National Bancorp	11,360
1,447	Southwest Bancorp	24,498
2,709	State Bank Financial Corp.	55,128
6,781	Sterling Bancorp	106,462
1,432	Stock Yards Bancorp, Inc.	40,425
884	Suffolk Bancorp	27,678
557	Summit Financial Group, Inc.^	9,748
1,426	Sun Bancorp, Inc.*^	29,461
7,669	SunTrust Banks, Inc.	315,043
1,991	SVB Financial Group*	189,464
6,166	Synovus Financial Corp.	178,752
2,000	Talmer Bancorp, Inc., Class A	38,340
13,618	TCF Financial Corp.	172,268
2,115	Texas Capital Bancshares, Inc.*	98,897
1,121	Tompkins Financial Corp.	72,865
4,718	TowneBank^	102,142
1,726	TriCo Bancshares	47,638
2,154	Tristate Capital Holdings, Inc.*	29,574
5,128	Trustmark Corp.^	127,431
94	Two River Bancorp	1,021
31,487	U.S. Bancorp	1,269,871
2,255	UMB Financial Corp.^	119,989
9,964	Umpqua Holdings Corp.	154,143
3,371	Union Bankshares Corp.	83,297
384	Union Bankshares, Inc.^	13,962
3,329	United Bankshares, Inc.	124,871
545	United Community Banks, Inc.	9,968
1,146	United Security Bancshares*^	7,357
38	Unity Bancorp, Inc.	483

Continued

4

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,521	Univest Corp.	$31,971
11,676	Valley National Bancorp	106,485
1,113	Washington Trust Bancorp^	42,205
622	WashingtonFirst Bankshare, Inc.^	13,441
4,533	Webster Financial Corp.^	153,895
104,324	Wells Fargo & Co.	4,937,654
2,903	WesBanco, Inc.^	90,138
1,062	West Bancorp	19,743
1,687	Westamerica Bancorp	83,102
4,463	Western Alliance Bancorp*	145,717
5,952	Wilshire Bancorp, Inc.	62,020
2,446	Wintrust Financial Corp.	124,746
190	Xenith Bankshares, Inc.*	1,511
2,516	Yadkin Financial Corp.^	63,126
368	Your Community Bankshares, Inc.	13,675
5,005	Zions Bancorp	125,776

		31,070,176

Beverages (2.0%):
466	Boston Beer Co., Inc. (The), Class A*^	79,700
840	Brown-Forman Corp., Class A^	90,745
2,734	Brown-Forman Corp., Class B^	272,744
545	Coca-Cola Bottling Co. Consolidated^	80,371
91,177	Coca-Cola Co. (The)	4,133,053
9,466	Coca-Cola European Partners plc	337,842
2,448	Constellation Brands, Inc., Class A	404,899
5,810	Dr Pepper Snapple Group, Inc.	561,420
1,327	MGP Ingredients, Inc.	50,731
2,021	Molson Coors Brewing Co., Class B	204,384
1,112	Monster Beverage Corp.*	178,710
2,018	National Beverage Corp.*^	126,751
36,165	PepsiCo, Inc.	3,831,320

		10,352,670

Biotechnology (2.4%):
42,387	AbbVie, Inc.	2,624,179
1,507	Acadia Pharmaceuticals, Inc.*^	48,917
600	Acorda Therapeutics, Inc.*^	15,303
1,278	Alexion Pharmaceuticals, Inc.*	149,219
1,263	Alkermes plc*	54,587
838	Alnylam Pharmaceuticals, Inc.*^	46,501
13,648	Amgen, Inc.	2,076,543
4,351	Aviragen Therapeutics, Inc.*	6,091
5,547	Biogen Idec, Inc.*	1,341,376
1,217	BioMarin Pharmaceutical, Inc.*	94,683
271	Biospecifics Technologies Corp.*	10,824
813	Bluebird Bio, Inc.*^	35,195
633	Catalyst Biosciences, Inc.*	962
14,276	Celgene Corp.*	1,408,042
101	Clovis Oncology, Inc.*	1,386
2,168	Emergent Biosolutions, Inc.*^	60,964
1,701	Enanta Pharmaceuticals, Inc.*	37,507
41	Five Prime Therapeutics, Inc.*^	1,695
37,338	Gilead Sciences, Inc.	3,114,735
1,721	Incyte Corp.*	137,646
160	Inovio Pharmaceuticals, Inc.*^	1,478

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
83	Insys Therapeutics, Inc.*^	$1,074
477	Intercept Pharmaceuticals, Inc.*^	68,058
526	Ligand Pharmaceuticals, Inc., Class B*^	62,736
6,222	Medivation, Inc.*	375,187
2,033	Myriad Genetics, Inc.*	62,210
1,067	Neurocrine Biosciences, Inc.*^	48,495
8,035	OPKO Health, Inc.*^	75,047
1,498	Regeneron Pharmaceuticals, Inc.*	523,147
1,210	Seattle Genetics, Inc.*^	48,896
1	Shire plc*	113
2,907	Tenax Therapeutics, Inc.*	7,442
1,549	United Therapeutics Corp.*^	164,070
1,286	Vertex Pharmaceuticals, Inc.*	110,622

		12,814,930

Building Products (0.5%):
2,079	A.O. Smith Corp.	183,181
3,058	AAON, Inc.^	84,126
2,156	Allegion plc	149,691
1,273	American Woodmark Corp.*	84,502
1,604	Apogee Enterprises, Inc.^	74,345
1,778	Armstrong Flooring, Inc.*	30,137
3,557	Armstrong World Industries, Inc.*^	139,257
5,631	Builders FirstSource, Inc.*	63,349
521	Continental Building Products, Inc.*	11,582
4,496	Fortune Brands Home & Security, Inc.^	260,633
1,252	Gibraltar Industries, Inc.*	39,526
1,209	Insteel Industries, Inc.	34,565
1,394	Lennox International, Inc.^	198,784
9,772	Masco Corp.	302,346
3,362	NCI Building Systems, Inc.*	53,758
833	Nortek, Inc.*	49,405
7,118	Owens Corning, Inc.	366,719
1,426	Patrick Industries, Inc.*	85,974
3,615	PGT, Inc.*	37,235
3,674	Ply Gem Holdings, Inc.*	53,530
1,925	Quanex Building Products Corp.	35,786
2,822	Simpson Manufacturing Co., Inc.	112,795
1,844	Trex Co., Inc.*^	82,832
6,043	USG Corp.*^	162,919

		2,696,977

Capital Markets (1.6%):
1,453	Affiliated Managers Group, Inc.*	204,539
5,551	Ameriprise Financial, Inc.	498,757
2,502	Artisan Partners Asset Management, Inc., Class A	69,255
388	Associated Capital Group, Inc., Class A	11,128
17,515	Bank of New York Mellon Corp. (The)	680,458
10,735	BGC Partners, Inc., Class A	93,502
1,233	BlackRock, Inc., Class A	422,339
14,750	Charles Schwab Corp. (The)	373,323
1,100	Cohen & Steers, Inc.	44,484
190	Diamond Hill Investment Group	35,800
6,342	E*TRADE Financial Corp.*	148,974
8,089	Eaton Vance Corp.^	285,865
6,954	Federated Investors, Inc., Class B	200,136
7,698	Franklin Resources, Inc.	256,882

Continued

5

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
388	GAMCO Investors, Inc., Class A	$12,715
5,733	Goldman Sachs Group, Inc. (The)	851,810
1,743	Greenhill & Co., Inc.^	28,062
141	Hennessy Advisors, Inc.	4,719
2,119	HFF, Inc., Class A	61,197
5,199	Interactive Brokers Group, Inc., Class A^	184,045
1,643	INTL FCStone, Inc.*	44,837
11,615	Invesco, Ltd.	296,647
2,572	Investment Technology Group, Inc.	43,004
8,761	Janus Capital Group, Inc.^	121,953
6,688	KCG Holdings, Inc.*	88,950
10,552	Ladenburg Thalmann Financial Services, Inc.*	24,903
5,035	Legg Mason, Inc.	148,482
7,804	LPL Financial Holdings, Inc.	175,824
600	Moelis & Co., Class A	13,500
22,925	Morgan Stanley	595,592
9,212	Northern Trust Corp.	610,387
3,638	NorthStar Asset Management Group, Inc.	37,144
1,147	Om Asset Management plc	15,312
1,024	Oppenheimer Holdings, Class A^	15,831
1,113	Pzena Investment Management, Inc.^	8,470
6,074	Raymond James Financial, Inc.	299,448
1,544	Safeguard Scientifics, Inc.*	19,285
4,367	SEI Investments Co.	210,096
660	Silvercrest Asset Management Group, Inc., Class A	8,078
6,013	State Street Corp.	324,221
3,314	Stifel Financial Corp.*^	104,225
6,518	T. Rowe Price Group, Inc.	475,618
6,340	TD Ameritrade Holding Corp.	180,532
7,585	Waddell & Reed Financial, Inc., Class A	130,614
631	Westwood Holdings, Inc.	32,686
6,557	WisdomTree Investments, Inc.^	64,193

		8,557,822

Chemicals (2.6%):
2,215	A. Schulman, Inc.	54,090
3,779	Air Products & Chemicals, Inc.	536,769
1,798	Albemarle Corp.	142,599
2,318	American Vanguard Corp.	35,025
2,194	Ashland, Inc.	251,805
4,053	Axiall Corp.	132,168
1,435	Balchem Corp.	85,598
3,781	Cabot Corp.	172,640
4,019	Calgon Carbon Corp.	52,850
4,449	Celanese Corp., Series A	291,187
11,520	CF Industries Holdings, Inc.	277,632
691	Chase Corp.	40,817
4,033	Chemours Co. (The)^	33,232
3,228	Chemtura Corp.*	85,155
578	Core Molding Technologies, Inc.*	7,890
23,516	Dow Chemical Co. (The)	1,168,980
17,167	E.I. du Pont de Nemours & Co.	1,112,422
8,309	Eastman Chemical Co.	564,181
5,048	Ecolab, Inc.	598,693

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
3,023	FMC Corp.^	$139,995
3,222	Futurefuel Corp.	35,055
2,909	GCP Applied Technologies, Inc.*	75,750
2,893	H.B. Fuller Co.	127,263
702	Hawkins, Inc.	30,474
20,298	Huntsman Corp.	273,008
1,005	Ingevity Corp.*	34,210
1,620	Innophos Holdings, Inc.	68,380
1,833	Innospec, Inc.	84,300
2,701	International Flavor & Fragrances, Inc.	340,515
743	KMG Chemicals, Inc.	19,311
783	Koppers Holdings, Inc.*	24,062
2,348	Kraton Performance Polymers, Inc.*	65,580
4,741	Kronos Worldwide, Inc.^	24,890
1,233	LSB Industries, Inc.*^	14,895
10,876	LyondellBasell Industries NV, Class A	809,392
2,350	Minerals Technologies, Inc.	133,480
10,517	Monsanto Co.	1,087,563
14,502	Mosaic Co. (The)^	379,662
703	NewMarket Corp.	291,309
7,859	Olin Corp.^	195,218
3,546	Omnova Solutions, Inc.*	25,709
6,657	Platform Speciality Products Corp.*^	59,114
6,775	PolyOne Corp.	238,751
6,290	PPG Industries, Inc.	655,104
7,814	Praxair, Inc.	878,215
906	Quaker Chemical Corp.	80,815
4,911	RPM International, Inc.	245,304
3,702	Scotts Miracle-Gro Co. (The)	258,807
1,417	Sensient Technologies Corp.	100,664
2,107	Sherwin Williams Co.	618,763
1,689	Stepan Co.	100,546
1,627	Trecora Resources*	16,970
1,472	Trinseo SA*	63,193
4,906	Tronox, Ltd., Class A^	21,635
3,240	Valspar Corp. (The)	350,017
2,109	W.R. Grace & Co.	154,400
4,068	Westlake Chemical Corp.	174,599

		13,940,651

Commercial Services & Supplies (1.4%):
2,937	ABM Industries, Inc.	107,142
10,293	ACCO Brands Corp.*	106,327
4,271	ARC Document Solutions, Inc.*	16,614
2,727	Brady Corp., Class A	83,337
3,409	Brink’s Co. (The)	97,122
1,886	Casella Waste Systems, Inc.*	14,805
2,003	CECO Environmental Corp.	17,506
3,896	Cintas Corp.	382,314
4,474	Clean Harbors, Inc.*	233,140
8,112	Copart, Inc.*	397,569
7,746	Covanta Holding Corp.^	127,422
4,117	Deluxe Corp.	273,245
2,517	Essendant, Inc.	76,920
1,220	G&K Services, Inc., Class A	93,415

Continued

6

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
4,520	Herman Miller, Inc.	$135,103
2,671	HNI Corp.^	124,175
4,002	Interface, Inc.	61,031
6,809	KAR Auction Services, Inc.	284,208
2,829	Kimball International, Inc., Class B	32,194
3,654	Knoll, Inc.	88,719
1,875	Matthews International Corp., Class A^	104,325
2,011	McGrath Rentcorp	61,516
2,641	Mobile Mini, Inc.^	91,484
2,304	MSA Safety, Inc.	121,029
1,003	Multi-Color Corp.	63,590
1,552	NL Industries, Inc.*	3,989
11,428	Pitney Bowes, Inc.	203,418
2,606	Quad Graphics, Inc.	60,694
11,336	R.R. Donnelley & Sons Co.	191,805
17,116	Republic Services, Inc., Class A	878,222
5,347	Rollins, Inc.^	156,507
1,467	SP Plus Corp.*	33,125
5,403	Steelcase, Inc., Class A	73,319
2,252	Stericycle, Inc.*	234,478
1,534	Team, Inc.*	38,089
2,583	Tetra Tech, Inc.	79,414
2,299	Trc Companies, Inc.*	14,530
7,765	Tyco International plc	330,789
1,022	UniFirst Corp.	118,266
1,309	US Ecology, Inc.	60,149
412	Vse Corp.	27,522
8,538	Waste Connections, Inc.	615,163
11,930	Waste Management, Inc.	790,601
5,156	West Corp.	101,367

		7,205,699

Communications Equipment (1.1%):
3,394	ADTRAN, Inc.	63,298
2,010	Arista Networks, Inc.*^	129,404
8,538	ARRIS International plc*	178,956
28,360	Brocade Communications Systems, Inc.	260,345
1,318	CalAmp Corp.*^	19,520
3,965	Calix, Inc.*	27,398
7,195	Ciena Corp.*	134,906
99,898	Cisco Systems, Inc.	2,866,075
4,120	CommScope Holding Co., Inc.*	127,844
316	Communications Systems, Inc.	2,203
2,952	EchoStar Corp., Class A*	117,194
2,442	EMCORE Corp.*	14,505
2,366	F5 Networks, Inc.*	269,345
5,961	Finisar Corp.*^	104,377
7,060	Harmonic, Inc.*	20,121
3,323	Harris Corp.	277,271
503	Infinera Corp.*^	5,674
2,791	InterDigital, Inc.	155,403
4,483	Ixia*	44,023
11,482	Juniper Networks, Inc.	258,230
909	KVH Industries, Inc.*	6,999
2,200	Motorola Solutions, Inc.	145,134

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
2,590	NETGEAR, Inc.*	$123,129
1,725	NetScout Systems, Inc.*	38,381
1,082	Numerex Corp., Class A*^	8,104
697	Palo Alto Networks, Inc.*	85,480
1,949	Plantronics, Inc.	85,756
7,530	Polycom, Inc.*	84,713
89	ShoreTel, Inc.*	595
1,714	Sonus Networks, Inc.*	14,895
1,918	Ubiquiti Networks, Inc.*^	74,150
2,586	ViaSat, Inc.*^	184,640
5,226	Viavi Solutions, Inc.*	34,648

		5,962,716

Construction & Engineering (0.4%):
7,556	Aecom Technology Corp.*^	240,054
800	Aegion Corp.*	15,608
2,172	Ameresco, Inc., Class A*	9,492
1,245	Argan, Inc.	51,941
4,618	Chicago Bridge & Iron Co. NV	159,921
3,167	Comfort Systems USA, Inc.	103,149
2,560	Dycom Industries, Inc.*^	229,786
4,493	Emcor Group, Inc.	221,325
7,962	Fluor Corp.	392,368
2,241	Granite Construction, Inc.^	102,078
1,221	IES Holdings, Inc.*	15,165
3,524	Jacobs Engineering Group, Inc.*	175,530
6,613	KBR, Inc.	87,556
985	MasTec, Inc.*^	21,985
1,578	MYR Group, Inc.*	37,998
574	NV5 Holdings, Inc.*	16,325
2,101	Orion Marine Group, Inc.*^	11,156
6,487	Quanta Services, Inc.*	149,979
404	Valmont Industries, Inc.^	54,649

		2,096,065

Construction Materials (0.2%):
3,233	Eagle Materials, Inc., Class A	249,426
4,198	Headwaters, Inc.*	75,312
1,529	Martin Marietta Materials, Inc.^	293,569
353	U.S. Lime & Minerals, Inc.	20,823
1,308	US Concrete, Inc.*^	79,670
2,280	Vulcan Materials Co.	274,421

		993,221

Consumer Finance (0.9%):
13,408	Ally Financial, Inc.*	228,875
20,744	American Express Co.	1,260,404
1,222	Asta Funding, Inc.*	12,917
10,887	Capital One Financial Corp.	691,433
2,740	Cash America International, Inc.	116,779
1,912	Consumer Portfolio Services, Inc.*	7,208
1,440	Credit Acceptance Corp.*^	266,515
15,168	Discover Financial Services	812,853
1,968	Encore Capital Group, Inc.*	46,307
3,948	EZCORP, Inc., Class A*	29,847
1,750	First Cash Financial Services, Inc.^	89,828

Continued

7

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
1,000	Green Dot Corp., Class A*	$22,990
28,462	Navient Corp.	340,121
2,628	Nelnet, Inc., Class A	91,323
750	Nicholas Financial, Inc.*	7,710
4,454	Onemain Holdings, Inc.*^	101,640
3,076	PRA Group, Inc.*^	74,255
960	Regional Mgmt Corp.*	14,074
3,911	Santander Consumer USA Holdings, Inc.*	40,401
25,434	SLM Corp.*	157,182
24,910	Synchrony Financial*	629,725

		5,042,387

Containers & Packaging (1.0%):
480	AEP Industries, Inc.	38,621
5,032	AptarGroup, Inc.	398,182
6,108	Avery Dennison Corp.	456,573
5,087	Ball Corp.	367,739
8,105	Bemis Co., Inc.	417,326
4,924	Berry Plastics Group, Inc.*	191,297
3,728	Crown Holdings, Inc.*	188,898
31,666	Graphic Packaging Holding Co.	397,092
1,930	Greif, Inc., Class A^	71,931
1,310	Greif, Inc., Class B	71,723
15,018	International Paper Co.	636,462
2,608	Myers Industries, Inc.	37,555
14,800	Owens-Illinois, Inc.*	266,548
6,163	Packaging Corp. of America	412,490
8,276	Sealed Air Corp.	380,448
5,136	Silgan Holdings, Inc.	264,299
8,155	Sonoco Products Co.	404,977
538	UFP Technologies, Inc.*	12,127
6,035	WestRock Co.	234,580

		5,248,868

Distributors (0.2%):
3,074	Core Markt Holdngs Co., Inc.^	144,048
5,041	Genuine Parts Co.	510,400
12,475	LKQ Corp.*	395,457
2,491	Pool Corp.^	234,229
1,621	VOXX International Corp.*	4,523
811	Weyco Group, Inc.	22,530

		1,311,187

Diversified Consumer Services (0.3%):
1,304	American Public Education, Inc.*	36,642
3,117	Bright Horizons Family Solutions, Inc.*	206,687
3,401	Cambium Learning Group, Inc.*	15,339
918	Capella Education Co.	48,324
5,222	Career Education Corp.*	31,071
1,464	Carriage Services, Inc.	34,668
506	Collectors Universe, Inc.	9,994
903	DeVry Education Group, Inc.	16,110
270	Graham Holdings Co., Class B	132,176
3,582	Grand Canyon Education, Inc.*	142,993
7,116	H&R Block, Inc.	163,668
5,384	Houghton Mifflin Harcourt Co.*	84,152

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
2,988	K12, Inc.*	$37,320
482	Liberty Tax, Inc.^	6,420
2,211	National American University Holdings, Inc.	4,378
10,248	Service Corp. International	277,105
3,836	ServiceMaster Global Holdings, Inc.*	152,673
4,536	Sotheby’s^	124,286
622	Strayer Education, Inc.*	30,559
1,696	Universal Technical Institute, Inc.	3,833

		1,558,398

Diversified Financial Services (1.5%):
28,570	Berkshire Hathaway, Inc., Class B*	4,136,651
3,618	CBOE Holdings, Inc.	241,031
4,656	CME Group, Inc.	453,494
1,660	FactSet Research Systems, Inc.^	267,957
3,237	Gain Capital Holdings, Inc.	20,458
1,286	Intercontinental Exchange, Inc.	329,165
8,865	Leucadia National Corp.	153,630
1,798	MarketAxess Holdings, Inc.	261,429
974	Marlin Business Services, Inc.	15,876
3,411	Moody’s Corp.	319,645
2,689	Morningstar, Inc.	219,906
2,951	MSCI, Inc., Class A	227,581
4,805	NASDAQ OMX Group, Inc. (The)	310,739
3,621	Newstar Financial, Inc.*	30,489
1,763	PICO Holdings, Inc.*	16,678
1,748	Resource America, Inc., Class A	16,991
7,351	S&P Global, Inc.	788,469
1,767	Tiptree Financial, Inc., Class A	9,683
4,836	Voya Financial, Inc.	119,739

		7,939,611

Diversified Telecommunication Services (2.6%):
136,750	AT&T, Inc.	5,908,967
1,019	ATN International, Inc.	79,288
23,064	CenturyLink, Inc.	669,087
12,621	Cincinnati Bell, Inc.*	57,678
3,023	Cogent Communications Group, Inc.	121,101
600	Consolidated Communications Holdings, Inc.	16,344
1,623	FairPoint Communications, Inc.*	23,826
34,682	Frontier Communications Corp.^	171,329
3,714	General Communication, Inc., Class A*	58,681
815	Hawaiian Telcom Holdco, Inc.*	17,270
1,994	IDT Corp.	28,295
3,003	Inteliquent, Inc.	59,730
5,373	Level 3 Communications, Inc.*	276,656
1,975	Lumos Networks Corp.*	23,898
4,045	Orbcomm, Inc.*	40,248
3,617	SBA Communications Corp., Class A*	390,419
111,515	Verizon Communications, Inc.	6,226,997

		14,169,814

Electric Utilities (1.8%):
2,450	ALLETE, Inc.	158,344
9,564	American Electric Power Co., Inc.	670,341
10,353	Duke Energy Corp.	888,184

Continued

8

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
6,122	Edison International	$475,496
2,442	El Paso Electric Co.	115,433
2,643	Empire District Electric Co.^	89,783
4,408	Entergy Corp.	358,591
5,480	Eversource Energy	328,252
16,319	Exelon Corp.	593,359
9,988	FirstEnergy Corp.	348,681
1,272	Genie Energy, Ltd., Class B	8,611
9,652	Great Plains Energy, Inc.	293,421
2,555	IDACORP, Inc.	207,849
7,710	ITC Holdings Corp.	360,982
2,096	MGE Energy, Inc.^	118,455
8,138	NextEra Energy, Inc.	1,061,194
4,016	OGE Energy Corp.	131,524
2,284	Otter Tail Power Co.^	76,491
8,605	PG&E Corp.	550,032
2,939	Pinnacle West Capital Corp.	238,235
5,361	PNM Resources, Inc.	189,994
5,276	Portland General Electric Co.	232,777
13,030	PPL Corp.	491,883
15,845	Southern Co. (The)	849,767
5,818	Westar Energy, Inc.	326,332
12,333	Xcel Energy, Inc.	552,272

		9,716,283

Electrical Equipment (0.7%):
1,157	Acuity Brands, Inc.^	286,890
926	Allied Motion Technologies, Inc.	21,539
9,515	AMETEK, Inc.	439,878
1,953	AZZ, Inc.	117,141
1,657	Babcock & Wilcox Enterprises, Inc.*	24,341
6,460	Eaton Corp. plc	385,856
15,630	Emerson Electric Co.	815,261
1,159	Encore Wire Corp.	43,208
3,345	EnerSys	198,927
2,760	Franklin Electric Co., Inc.	91,218
4,065	Generac Holdings, Inc.*^	142,112
3,673	General Cable Corp.^	46,684
1,311	Global Power Equipment Group, Inc.*	2,792
2,775	Hubbell, Inc.	292,679
1,831	LSI Industries, Inc.	20,269
415	Power Solutions International, Inc.*	7,408
400	Preformed Line Products Co.	16,156
2,035	Regal-Beloit Corp.	112,027
4,784	Rockwell Automation, Inc.	549,299
4,783	Sensata Technologies Holding NV*	166,879
1,790	Solarcity Corp.*^	42,835
2,410	Thermon Group Holdings, Inc.*	46,296

		3,869,695

Electronic Equipment, Instruments & Components (1.3%):
7,809	Amphenol Corp., Class A	447,690
2,510	Anixter International, Inc.*	133,733
4,742	Arrow Electronics, Inc.*	293,530
5,716	Avnet, Inc.	231,555
7,908	AVX Corp.	107,391

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
867	Badger Meter, Inc.	$63,317
1,955	Belden, Inc.	118,023
7,075	CDW Corp.	283,566
3,912	Cognex Corp.	168,607
1,412	Coherent, Inc.*	129,593
18,948	Corning, Inc.	388,055
1,747	CUI Global, Inc.*^	8,822
2,838	Daktronics, Inc.	17,738
2,777	Dolby Laboratories, Inc., Class A	132,879
516	DTS, Inc.*	13,648
1,835	Electro Rent Corp.	28,277
2,339	Electro Scientific Industries, Inc.*	13,660
2,696	Fabrinet*	100,076
1,007	FARO Technologies, Inc.*	34,067
1,256	FEI Co.	134,241
11,375	Flextronics International, Ltd.*	134,225
7,918	FLIR Systems, Inc.	245,062
640	Frequency Electronics, Inc.*	5,952
1,004	Identiv, Inc.*	1,797
4,641	II-VI, Inc.*	87,065
8,931	Ingram Micro, Inc., Class A	310,620
3,140	IPG Photonics Corp.*^	251,200
2,195	Itron, Inc.*	94,605
14,490	Jabil Circuit, Inc.	267,630
3,410	KEMET Corp.*	9,991
6,969	Keysight Technologies, Inc.*	202,728
232	Knowles Corp.*^	3,174
1,036	Littlelfuse, Inc.	122,445
2,613	Mercury Computer Systems, Inc.*	64,959
214	Mesa Labs, Inc.	26,322
2,290	Methode Electronics, Inc., Class A	78,387
567	MOCON, Inc.	8,029
915	MTS Systems Corp.	40,114
1,857	Multi-Fineline Electronix, Inc.*	43,082
1,799	Napco Security Technologies, Inc.*	11,442
5,833	National Instruments Corp.	159,824
1,955	Novanta, Inc.*	29,618
1,498	OSI Systems, Inc.*	87,079
1,553	Park Electrochemical Corp.	22,565
267	PC Connection, Inc.	6,355
1,087	PCM, Inc.*	12,109
772	Perceptron, Inc.*	3,613
2,255	Plexus Corp.*	97,416
4,828	QLogic Corp.*	71,165
4,858	RadiSys Corp.*	21,764
2,153	Rofin-Sinar Technologies, Inc.*	68,767
1,193	Rogers Corp.*	72,892
6,195	Sanmina Corp.*	166,088
2,157	ScanSource, Inc.*	80,046
2,996	SYNNEX Corp.^	284,081
7,195	TE Connectivity, Ltd.	410,906
1,492	Tech Data Corp.*^	107,200
7,031	Trimble Navigation, Ltd.*	171,275
6,321	TTM Technologies, Inc.*	47,597
5,690	VeriFone Systems, Inc.*	105,493

Continued

9

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
585	Wayside Technology Group, Inc.	$10,565
975	Zebra Technologies Corp., Class A*^	48,848

		6,942,563

Energy Equipment & Services (0.8%):
419	Atwood Oceanics, Inc.^	5,246
1,729	Baker Hughes, Inc.	78,030
1,343	Core Laboratories NV	166,384
5,986	Diamond Offshore Drilling, Inc.^	145,639
1,871	Dril-Quip, Inc.*	109,323
1,558	Era Group, Inc.*	14,645
9,034	FMC Technologies, Inc.*	240,937
6,591	Forum Energy Technologies, Inc.*	114,090
4,200	Frank’s International NV	61,362
1,086	Gulf Island Fabrication, Inc.	7,537
9,164	Halliburton Co.	415,037
5,005	Helmerich & Payne, Inc.	335,985
1,750	Matrix Service Co.*	28,858
14,046	Nabors Industries, Ltd.	141,162
811	National-Oilwell Varco, Inc.^	27,290
935	Natural Gas Services Group*	21,412
1,938	Newpark Resources, Inc.*	11,221
12,057	Noble Corp. plc^	99,350
8,208	Oceaneering International, Inc.	245,091
3,066	Oil States International, Inc.*	100,810
9,357	Parker Drilling Co.*	21,428
6,531	Patterson-UTI Energy, Inc.^	139,241
974	PHI, Inc.*	17,415
50	Pioneer Energy Services Corp.*	230
5,837	Rowan Cos. plc, Class A^	103,081
13,318	RPC, Inc.	206,829
16,998	Schlumberger, Ltd.	1,344,202
7,186	Superior Energy Services, Inc.^	132,294
643	Tesco Corp.	4,302
4,086	TETRA Technologies, Inc.*	26,028
16,505	Transocean, Ltd.^	196,244

		4,560,703

Food & Staples Retailing (2.0%):
3,479	Casey’s General Stores, Inc.	457,523
1,143	Chefs’ Warehouse, Inc.*	18,288
10,328	Costco Wholesale Corp.	1,621,909
22,272	CVS Health Corp.	2,132,321
1,267	Ingles Markets, Inc., Class A	47,259
27,120	Kroger Co. (The)	997,745
1,720	Natural Grocers by Vitamin Cottage, Inc.*	22,446
1,852	PriceSmart, Inc.	173,292
27,665	Rite Aid Corp.*	207,211
71	Smart & Final Stores, Inc.*	1,057
674	SpartanNash Co.	20,611
5,794	Sprouts Farmers Market, Inc.*^	132,683
16,013	Supervalu, Inc.*	75,581
14,041	Sysco Corp.	712,440
200	The Andersons, Inc.	7,108
3,347	United Natural Foods, Inc.*	156,640
738	Village Super Market, Inc., Class A	21,321

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
10,885	Walgreens Boots Alliance, Inc.	$906,394
37,292	Wal-Mart Stores, Inc.	2,723,062
2,367	Weis Markets, Inc.	119,652
9,659	Whole Foods Market, Inc.^	309,281

		10,863,824

Food Products (2.0%):
9,515	Archer-Daniels-Midland Co.	408,098
3,898	B&G Foods, Inc.^	187,884
4,129	Bunge, Ltd.	244,230
808	Calavo Growers, Inc.	54,136
3,085	Cal-Maine Foods, Inc.^	136,727
11,911	Campbell Soup Co.	792,439
2,817	ConAgra Foods, Inc.	134,681
1,586	Darling International, Inc.*	23,631
5,447	Dean Foods Co.^	98,536
1,004	Farmer Brothers Co.*	32,188
13,535	Flowers Foods, Inc.^	253,781
378	Fresh Del Monte Produce, Inc.	20,575
13,416	General Mills, Inc.	956,830
3,802	Hain Celestial Group, Inc.*	189,150
4,279	Hershey Co. (The)	485,624
7,130	Hormel Foods Corp.^	260,958
4,292	Ingredion, Inc.	555,428
1,198	Inventure Foods, Inc.*	9,356
1,150	J & J Snack Foods Corp.	137,161
3,256	JM Smucker Co. (The)	496,247
300	John B Sanfilippo And Son, Inc.	12,789
6,185	Kellogg Co.	505,005
7,901	Kraft Heinz Co. (The)	699,080
1,671	Lancaster Colony Corp.	213,236
3,829	McCormick & Co.	408,439
389	McCormick & Co., Inc.	41,288
5,324	Mead Johnson Nutrition Co.	483,153
18,114	Mondelez International, Inc., Class A	824,369
5,322	Pilgrim’s Pride Corp.	135,605
8,181	Pinnacle Foods, Inc.	378,698
1,665	Post Holdings, Inc.*	137,679
43	Seaboard Corp.*	123,438
677	Seneca Foods Corp., Class A*	24,514
4,082	Snyders-Lance, Inc.	138,339
1,774	TreeHouse Foods, Inc.*	182,101
10,604	Tyson Foods, Inc., Class A	708,241
4,692	WhiteWave Foods Co., Class A*	220,242

		10,713,876

Gas Utilities (0.7%):
7,858	AGL Resources, Inc.	518,391
5,447	Atmos Energy Corp.	442,950
900	Chesapeake Utilities Corp.	59,562
519	Delta Natural Gas Co., Inc.	13,982
1,024	Gas Natural, Inc.	7,158
3,829	National Fuel Gas Co.	217,794
5,713	New Jersey Resources Corp.	220,236
1,671	Northwest Natural Gas Co.	108,314
3,527	ONE Gas, Inc.	234,863

Continued

10

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
5,305	Piedmont Natural Gas Co., Inc.	$318,937
11,558	Questar Corp.	293,226
155	RGC Resources, Inc.	3,762
4,168	South Jersey Industries, Inc.	131,792
2,850	Southwest Gas Corp.	224,324
2,633	Spire, Inc.	186,522
11,479	UGI Corp.	519,424
2,316	WGL Holdings, Inc.	163,950

		3,665,187

Health Care Equipment & Supplies (2.0%):
1,143	Abaxis, Inc.^	53,984
18,690	Abbott Laboratories	734,703
810	ABIOMED, Inc.*	88,525
5,108	Alere, Inc.*	212,901
3,302	Align Technology, Inc.*	265,976
703	Analogic Corp.	55,846
2,726	AngioDynamics, Inc.*	39,173
1,103	Anika Therapeutics, Inc.*	59,176
115	Atrion Corp.	49,204
10,153	Baxter International, Inc.	459,119
2,948	Becton, Dickinson & Co.	499,951
9,639	Boston Scientific Corp.*	225,263
2,558	C.R. Bard, Inc.	601,539
2,183	Cantel Medical Corp.	150,038
600	CONMED Corp.	28,638
745	Cooper Cos., Inc. (The)	127,820
1,619	CryoLife, Inc.^	19,120
1,230	Cynosure, Inc., Class A*	59,833
4,764	DENTSPLY SIRONA, Inc.	295,559
1,491	Derma Sciences, Inc.*	5,875
543	Dexcom, Inc.*	43,076
7,694	Edwards Lifesciences Corp.*	767,322
1,052	Exactech, Inc.*	28,130
4,329	Globus Medical, Inc., Class A*	103,160
1,444	Greatbatch, Inc.*	44,663
2,946	Haemonetics Corp.*	85,405
3,533	Halyard Health, Inc.*^	114,893
2,721	Hill-Rom Holdings, Inc.	137,274
14,701	Hologic, Inc.*	508,655
497	ICU Medical, Inc.*	56,037
2,916	IDEXX Laboratories, Inc.*	270,780
1,874	Integra LifeSciences Holdings Corp.*	149,508
555	Intuitive Surgical, Inc.*	367,083
2,327	Invacare Corp.	28,227
1,209	LeMaitre Vascular, Inc.	17,252
1,668	LivaNova plc*	83,784
3,059	Masimo Corp.*	160,643
14,405	Medtronic plc	1,249,921
3,164	Meridian Bioscience, Inc.	61,698
2,425	Merit Medical Systems, Inc.*	48,088
952	Natus Medical, Inc.*	35,986
1,702	Neogen Corp.*	95,738
2,052	NuVasive, Inc.*	122,545
481	Nuvectra Corp.*	3,559

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
269	OraSure Technologies, Inc.*	$1,590
1,074	Orthofix International NV*	45,538
700	Quidel Corp.*	12,502
3,726	ResMed, Inc.^	235,595
3,310	RTI Surgical, Inc.*	11,883
624	SeaSpine Holdings Corp.*	6,540
6,389	St. Jude Medical, Inc.	498,342
1,745	STERIS plc	119,968
4,367	Stryker Corp.	523,298
785	Surmodics, Inc.*	18,432
737	Teleflex, Inc.	130,677
227	Utah Medical Products, Inc.	14,301
3,306	Varian Medical Systems, Inc.*^	271,852
691	Vascular Solutions, Inc.*	28,787
4,204	West Pharmaceutical Services, Inc.	319,000
1,720	Zimmer Holdings, Inc.	207,054

		11,061,029

Health Care Providers & Services (3.3%):
2,137	Acadia Healthcare Co., Inc.*^	118,390
1,958	Aceto Corp.	42,861
634	Addus HomeCare Corp.*^	11,051
9,600	Aetna, Inc.	1,172,448
3,470	Air Methods Corp.*^	124,330
666	Alliance HealthCare Services, Inc.*	4,156
542	Almost Family, Inc.*	23,095
1,469	Amedisys, Inc.*	74,155
1,239	AmerisourceBergen Corp.	98,277
3,501	AMN Healthcare Services, Inc.*^	139,935
3,995	AmSurg Corp.*	309,772
6,078	Anthem, Inc.	798,285
1,157	BioTelemetry, Inc.*	18,859
5,253	Brookdale Senior Living, Inc.*	81,106
2,121	Capital Senior Living Corp.*	37,478
7,734	Cardinal Health, Inc.	603,329
6,309	Centene Corp.*	450,273
1,288	Chemed Corp.^	175,567
4,923	Cigna Corp.	630,095
7,171	Community Health Systems, Inc.*	86,411
1,871	CorVel Corp.*	80,790
77	Cross Country Healthcare, Inc.*	1,072
9,186	DaVita, Inc.*	710,262
3,058	Ensign Group, Inc. (The)^	64,249
7,515	Envision Healthcare Holdings, Inc.*	190,656
2,510	ExamWorks Group, Inc.*	87,474
13,934	Express Scripts Holding Co.*	1,056,197
3,745	Five Star Quality Care, Inc.*	8,763
2,639	Hanger Orthopedic Group, Inc.*	19,608
5,584	HCA Holdings, Inc.*	430,024
5,256	HealthSouth Corp.	204,038
2,040	Healthways, Inc.*	23,562
2,255	Henry Schein, Inc.*	398,684
4,142	Humana, Inc.	745,063
2,629	InfuSystems Holdings, Inc.*	6,835
4,876	Kindred Healthcare, Inc.	55,050

Continued

11

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
3,322	Laboratory Corp. of America Holdings*	$432,757
1,326	LHC Group, Inc.*	57,389
3,038	LifePoint Hospitals, Inc.*	198,594
2,025	Magellan Health Services, Inc.*	133,184
5,524	McKesson Corp.	1,031,055
3,929	MEDNAX, Inc.*^	284,577
3,666	Molina Healthcare, Inc.*	182,933
1,075	National Healthcare Corp.	69,596
1,219	National Research Corp.	16,700
4,172	Owens & Minor, Inc.^	155,949
6,645	Patterson Cos., Inc.	318,229
1,669	PharMerica Corp.*	41,158
2,269	Premier, Inc., Class A*	74,196
1,197	Providence Service Corp.*	53,721
8,208	Quest Diagnostics, Inc.	668,213
2,317	Quorum Health Corp.*	24,815
2,518	RadNet, Inc.*	13,446
9,791	Select Medical Holdings Corp.*^	106,428
3,573	Surgical Care Affiliates, Inc.*^	170,325
4,086	Team Health Holdings, Inc.*^	166,178
6,770	Tenet Healthcare Corp.*	187,123
1,840	Triple-S Management Corp., Class B*	44,951
937	U.S. Physical Therapy, Inc.	56,417
20,239	UnitedHealth Group, Inc.	2,857,746
6,141	Universal American Financial Corp.^	46,549
3,476	Universal Health Services, Inc., Class B	466,132
3,789	VCA Antech, Inc.*	256,174
2,912	WellCare Health Plans, Inc.*	312,399

		17,509,134

Health Care Technology (0.1%):
8,041	Allscripts Healthcare Solutions, Inc.*	102,121
700	athenahealth, Inc.*^	96,607
5,336	Cerner Corp.*^	312,689
639	Computer Programs & Systems, Inc.	25,509
312	HealthStream, Inc.*	8,274
187	HMS Holdings Corp.*	3,293
1,095	Omnicell, Inc.*	37,482
2,725	Quality Systems, Inc.	32,455
1,747	Simulations Plus, Inc.	13,207
1,663	Veeva Systems, Inc., Class A*^	56,742

		688,379

Hotels, Restaurants & Leisure (2.6%):
10,056	Aramark Holdings Corp.	336,072
7,927	Belmond, Ltd., Class A*	78,477
1	Biglari Holdings, Inc.*	403
1,927	BJ’s Restaurants, Inc.*	84,460
11,520	Bloomin’ Brands, Inc.	205,862
200	Bob Evans Farms, Inc.	7,590
1,441	Bravo Brio Restaurant Group, Inc.*	11,802
2,887	Brinker International, Inc.^	131,445
1,469	Buffalo Wild Wings, Inc.*	204,118
5,584	Carnival Corp., Class A	246,813
2,043	Carrols Restaurant Group, Inc.*	24,312
1,723	Century Casinos, Inc.*	10,734

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,028	Cheesecake Factory, Inc. (The)	$193,908
795	Chipotle Mexican Grill, Inc.*^	320,194
3,453	Choice Hotels International, Inc.^	164,432
748	Chuy’s Holdings, Inc.*	25,888
3,651	ClubCorp Holdings, Inc.	47,463
2,326	Cracker Barrel Old Country Store, Inc.^	398,839
2,781	Darden Restaurants, Inc.	176,149
783	Dave & Buster’s Entertainment, Inc.*	36,637
1,574	Del Frisco’s Restaurant Group, Inc.*	22,540
4,856	Denny’s Corp.*	52,105
4,306	Diamond Resorts International, Inc.*^	129,008
1,558	DineEquity, Inc.	132,087
1,546	Domino’s Pizza, Inc.	203,113
3,746	Dunkin’ Brands Group, Inc.	163,401
1,277	Fiesta Restaurant Group, Inc.*	27,851
5,639	Hilton Worldwide Holdings, Inc.	127,047
828	Hyatt Hotels Corp., Class A*	40,688
2,577	International Game Technology plc	48,293
300	International Speedway Corp., Class A	10,035
6,391	Interval Leisure Group, Inc.	101,617
33	Intrawest Resorts Holdings, Inc.*	428
1,792	Jack in the Box, Inc.	153,969
671	Jamba, Inc.*	6,905
2,949	Krispy Kreme Doughnuts, Inc.*	61,811
446	La Quinta Holdings, Inc.*	5,084
9,975	Las Vegas Sands Corp.	433,813
2,136	Luby’s, Inc.*	10,723
4,182	Marriott International, Inc., Class A^	277,936
2,136	Marriott Vacations Worldwide Corp.^	146,295
25,131	McDonald’s Corp.	3,024,264
341	Nathans Famous, Inc.*	15,175
5,162	Norwegian Cruise Line Holdings, Ltd.*	205,654
1,079	Panera Bread Co., Class A*^	228,683
2,292	Papa John’s International, Inc.	155,856
1,317	Popeyes Louisiana Kitchen, Inc.*	71,961
886	RCI Hospitality Holdings, Inc.	9,028
1,501	Red Lion Hotels Corp.*	10,897
878	Red Robin Gourmet Burgers*	41,644
3,054	Royal Caribbean Cruises, Ltd.^	205,076
268	Ruby Tuesday, Inc.*	967
3,127	Ruth’s Hospitality Group, Inc.	49,876
6,758	SeaWorld Entertainment, Inc.	96,842
3,659	Six Flags Entertainment Corp.	212,039
1,933	Sonic Corp.^	52,288
2,826	Speedway Motorsports, Inc.	50,162
40,523	Starbucks Corp.	2,314,673
6,861	Starwood Hotels & Resorts Worldwide, Inc.	507,371
4,257	Texas Roadhouse, Inc.^	194,119
1,604	Town Sports International Holdings, Inc.*	4,363
2,755	Vail Resorts, Inc.^	380,824
22,020	Wendy’s Co. (The)^	211,832
3,982	Wyndham Worldwide Corp.^	283,638
11,870	Yum! Brands, Inc.	984,259

		14,171,838

Continued

12

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables (0.8%):
4,233	CalAtlantic Group, Inc.^	$155,393
504	Cavco Industries, Inc.*	47,225
9,991	D.R. Horton, Inc.	314,517
1,137	Dixie Group, Inc. (The)*	4,048
1,910	Ethan Allen Interiors, Inc.	63,106
5,743	Garmin, Ltd.	243,618
2,761	GoPro, Inc., Class A*^	29,846
2,690	Harman International Industries, Inc.	193,196
1,211	Helen of Troy, Ltd.*	124,539
500	Hooker Furniture Corp.	10,745
432	Installed Building Products, Inc.*	15,677
3,931	La-Z-Boy, Inc.	109,360
4,024	Leggett & Platt, Inc.	205,667
7,538	Lennar Corp., Class A^	347,502
368	Lennar Corp., Class B	13,708
1,249	Libbey, Inc.	19,847
1,017	Lifetime Brands, Inc.	14,838
3,757	M.D.C. Holdings, Inc.	91,445
1,880	M/I Homes, Inc.*	35,400
3,168	Meritage Corp.*	118,927
2,452	Mohawk Industries, Inc.*	465,292
4,731	Newell Rubbermaid, Inc.	229,785
200	NVR, Inc.*	356,068
13,213	PulteGroup, Inc.	257,521
1,566	Skullcandy, Inc.*	9,615
745	Taylor Morrison Home Corp., Class A*	11,056
3,400	Tempur Sealy International, Inc.*^	188,088
4,302	Toll Brothers, Inc.*	115,767
1,563	TopBuild Corp.*	56,581
10,253	TRI Pointe Homes, Inc.*^	121,190
2,946	Tupperware Brands Corp.^	165,801
718	Universal Electronics, Inc.*	51,897
203	WCI Communities, Inc.*	3,431
3,485	Whirlpool Corp.	580,739
2,147	William Lyon Homes, Class A*^	34,610
1,918	Zagg, Inc.*^	10,070

		4,816,115

Household Products (1.3%):
785	Central Garden & Pet Co., Class A*	17,042
3,686	Church & Dwight Co., Inc.	379,253
3,732	Clorox Co. (The)	516,471
17,253	Colgate-Palmolive Co.	1,262,920
1,744	Energizer Holdings, Inc.^	89,799
9,773	HRG Group, Inc.*^	134,183
6,918	Kimberly-Clark Corp.	951,087
333	Oil-Dri Corp.	11,498
582	Orchids Paper Products Co.^	20,702
40,513	Procter & Gamble Co. (The)	3,430,235
2,022	Spectrum Brands Holdings, Inc.	241,245
698	WD-40 Co.^	81,980

		7,136,415

Independent Power and Renewable Electricity Producers (0.2%):
18,368	AES Corp. (The)	229,233
24,555	Calpine Corp.*	362,185

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
7,034	Dynegy, Inc.*^	$121,266
14,628	NRG Energy, Inc.	219,274
2,123	NRG Yield, Inc., Class A	32,312
2,753	NRG Yield, Inc., Class C	42,919
992	Ormat Technologies, Inc.	43,410
2,883	Pattern Energy Group, Inc.^	66,223
1,627	Talen Energy Corp.*	22,046

		1,138,868

Industrial Conglomerates (1.2%):
16,212	3M Co., Class B	2,839,046
2,793	Carlisle Cos., Inc.	295,164
7,544	Danaher Corp.	761,944
66,380	General Electric Co.	2,089,642
1,736	Raven Industries, Inc.	32,880
1,178	Roper Industries, Inc.	200,920

		6,219,596

Insurance (3.4%):
8,911	Aflac, Inc.	643,018
257	Alleghany Corp.*	141,242
4,352	Allied World Assurance Co. Holdings AG	152,929
8,076	Allstate Corp. (The)	564,916
4,095	AMBAC Financial Group, Inc.*	67,404
6,319	American Equity Investment Life Holding Co.	90,046
2,154	American Financial Group, Inc.	159,245
17,982	American International Group, Inc.	951,068
1,343	American National Insurance Co.	151,960
1,543	Amerisafe, Inc.	94,462
12,054	AmTrust Financial Services^	295,323
5,048	Aon plc	551,394
2,877	Arch Capital Group, Ltd.*	207,145
7,028	Arthur J. Gallagher & Co.	334,533
3,059	Aspen Insurance Holdings, Ltd.	141,876
1,509	Assurant, Inc.	130,242
9,605	Assured Guaranty, Ltd.	243,680
3,014	Axis Capital Holdings, Ltd.	165,770
10,102	Brown & Brown, Inc.	378,522
7,498	Chubb, Ltd.	980,065
4,635	Cincinnati Financial Corp.	347,115
1,199	CNA Financial Corp.	37,673
2,354	Crawford & Co.	19,985
2,915	Crawford & Co., Class A	22,241
1,631	Donegal Group, Inc., Class A	26,895
1,546	EMC Insurance Group, Inc.	42,855
2,393	Employers Holdings, Inc.	69,445
2,905	Endurance Specialty Holdings, Ltd.	195,100
874	Enstar Group, Ltd.*^	141,579
4,120	Erie Indemnity Co., Class A	409,281
935	Everest Re Group, Ltd.	170,796
1,054	Federated National Holding Co.	20,068
7,742	First American Financial Corp.	311,383
1,400	Genworth Financial, Inc., Class A*	3,612
695	Global Indemnity plc*	19,133
2,383	Greenlight Capital Re, Ltd.*^	48,041
1,469	Hallmark Financial Services, Inc.*	17,026

Continued

13

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,378	Hanover Insurance Group, Inc. (The)	$201,226
7,560	Hartford Financial Services Group, Inc. (The)	335,513
997	HCI Group, Inc.	27,198
1,317	Independence Holding Co.	23,666
153	Investors Title Co.	14,573
700	Kemper Corp.^	21,686
5,369	Lincoln National Corp.	208,156
7,607	Loews Corp.	312,572
5,556	Maiden Holdings, Ltd.^	68,005
399	Markel Corp.*	380,159
12,507	Marsh & McLennan Cos., Inc.	856,229
2,860	Mercury General Corp.^	152,038
14,726	MetLife, Inc.	586,537
118	National General Holdings Corp.	2,528
1,498	National Interstate Corp.	45,315
262	National Western Life Group, Inc., Class A	51,161
15,982	Old Republic International Corp.	308,293
1,796	Onebeacon Insurance Group, Ltd.	24,785
4,021	Primerica, Inc.^	230,162
12,482	Principal Financial Group, Inc.	513,135
2,749	ProAssurance Corp.	147,209
17,704	Progressive Corp. (The)	593,084
6,639	Prudential Financial, Inc.	473,626
1,338	Reinsurance Group of America, Inc.	129,773
1,630	RenaissanceRe Holdings, Ltd.	191,427
2,855	RLI Corp.	196,367
942	Selective Insurance Group, Inc.	35,994
3,118	State Auto Financial Corp.	68,315
1,761	Stewart Information Services Corp.	72,923
2,791	Torchmark Corp.	172,540
10,660	Travelers Cos., Inc. (The)	1,268,966
1,616	United Insurance Holdings Co.	26,470
3,169	Universal Insurance Holdings, Inc.	58,880
5,575	UnumProvident Corp.	177,229
3,791	Validus Holdings, Ltd.	184,205
5,544	W.R. Berkley Corp.	332,196
322	White Mountains Insurance Group, Ltd.	271,125
2,012	Willis Towers Watson plc	250,112
6,539	XL Group plc	217,814

		17,578,260

Internet & Catalog Retail (1.7%):
2,093	1-800 Flowers.com, Inc., Class A*^	18,879
9,398	Amazon.com, Inc.*	6,725,396
691	Blue Nile, Inc.	18,920
2,685	CafePress, Inc.*	8,324
905	Expedia, Inc.	96,202
1,483	Gaiam, Inc., Class A*	11,478
8,962	Groupon, Inc.*^	29,127
3,111	HSN, Inc.^	152,221
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	117,802
2,231	Netflix, Inc.*	204,092
1,637	Nutri/System, Inc.	41,514
1,213	Priceline Group, Inc. (The)*	1,514,321
2,141	Shutterfly, Inc.*^	99,792

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail, continued
2,147	TripAdvisor, Inc.*	$138,052

		9,176,120

Internet Software & Services (2.0%):
3,020	Actua Corp.*	27,271
4,907	Akamai Technologies, Inc.*^	274,449
3,423	Alphabet, Inc., Class A*	2,408,183
3,662	Alphabet, Inc., Class C*	2,534,469
429	Bankrate, Inc.*	3,209
1,145	Blucora, Inc.*	11,862
2,044	Cimpress NV*	189,029
230	CoStar Group, Inc.*	50,292
1,546	Demand Media, Inc.*	7,993
2,881	DHI Group, Inc.*	17,949
8,462	EarthLink Holdings Corp.	54,157
20,891	eBay, Inc.*	489,058
990	Envestnet, Inc.*^	32,977
25,508	Facebook, Inc., Class A*	2,915,053
874	GrubHub, Inc.*^	27,155
1,270	GTT Communications, Inc.*	23,470
3,317	IAC/InterActiveCorp	186,747
3,284	Internap Network Services Corp.*	6,765
3,214	Intralinks Holdings, Inc.*	20,891
2,946	j2 Global, Inc.^	186,099
5,660	Limelight Networks, Inc.*	8,433
634	LinkedIn Corp., Class A*	119,985
2,502	Marchex, Inc., Class B, Class B*	7,956
6,852	Monster Worldwide, Inc.*	16,376
3,759	NIC, Inc.	82,472
2,520	QuinStreet, Inc.*	8,946
752	Qumu Corp.*	3,339
5,613	Rackspace Hosting, Inc.*^	117,087
2,745	RealNetworks, Inc.*^	11,831
401	Reis, Inc.	9,985
1,895	TechTarget*	15,350
1,344	Travelzoo, Inc.*	10,779
3,390	Tremor Video, Inc.*	6,238
2,871	Twitter, Inc.*^	48,549
3,098	VeriSign, Inc.*^	267,853
4,619	Web.com Group, Inc.*	83,973
2,525	WebMD Health Corp.*	146,728
13,934	Yahoo!, Inc.*	523,361
1,990	Zillow Group, Inc., Class A*	72,934
2,504	Zillow Group, Inc., Class C*	90,845

		11,120,098

IT Services (4.0%):
16,856	Accenture plc, Class A	1,909,616
4,417	Acxiom Corp.*	97,130
2,162	Alliance Data Systems Corp.*	423,579
5,531	Amdocs, Ltd.	319,249
10,694	Automatic Data Processing, Inc.	982,458
1,732	Blackhawk Network Holdings, Inc.*	58,005
8,907	Booz Allen Hamilton Holding Corp.	264,003
5,121	Broadridge Financial Solutions, Inc.	333,889
1,200	CACI International, Inc., Class A*	108,492

Continued

14

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
4,434	Cardtronics, Inc.*^	$176,518
521	Cass Information Systems, Inc.	26,936
5,879	CIBER, Inc.*	8,819
11,008	Cognizant Technology Solutions Corp., Class A*	630,098
5,969	Computer Sciences Corp.	296,361
1,303	Convergys Corp.^	32,575
5,794	CoreLogic, Inc.*	222,953
2,608	CSG Systems International, Inc.	105,128
3,769	CSRA, Inc.	88,308
1,260	Datalink Corp.*	9,450
2,949	DST Systems, Inc.	343,352
1,894	Epam Systems, Inc.*	121,803
3,396	Euronet Worldwide, Inc.*	234,969
4,871	Everi Holdings, Inc.*	5,602
1,396	Exlservice Holdings, Inc.*	73,164
4,091	Fidelity National Information Services, Inc.	301,425
5,989	Fiserv, Inc.*	651,184
1,827	FleetCor Technologies, Inc.*	261,499
825	Forrester Research, Inc.	30,410
2,317	Gartner, Inc.*	225,699
7,266	Genpact, Ltd.*	195,019
6,729	Global Payments, Inc.	480,316
1,357	Hackett Group, Inc. (The)	18,822
3,433	Higher One Holdings, Inc.*	17,543
25,154	International Business Machines Corp.	3,817,873
3,031	Jack Henry & Associates, Inc.	264,515
2,095	Leidos Holdings, Inc.	100,288
4,003	Lionbridge Technologies, Inc.*	15,812
1,840	ManTech International Corp., Class A	69,589
26,787	MasterCard, Inc., Class A	2,358,862
3,978	Maximus, Inc.^	220,262
3,966	ModusLink Global Solutions, Inc.*^	4,878
1,007	NCI, Inc., Class A	14,148
9,399	Paychex, Inc.	559,241
7,119	PayPal Holdings, Inc.*	259,915
2,322	Perficient, Inc.*	47,160
840	PFSweb, Inc.*^	7,980
2,200	Sabre Corp.	58,938
2,591	Science Applications International Corp.	151,185
6,403	Servicesource International, Inc.*^	25,804
1,241	StarTek, Inc.*	5,423
3,283	Sykes Enterprises, Inc.*	95,076
4,553	Syntel, Inc.*	206,069
3,701	TeleTech Holdings, Inc.	100,408
2,263	Teradata Corp.*^	56,733
5,400	Total System Services, Inc.	286,794
1,553	Travelport Worldwide, Ltd.	20,018
3,021	Unisys Corp.*^	21,993
5,853	Vantive, Inc., Class A*	331,280
899	Virtusa Corp.*	25,963
36,614	Visa, Inc., Class A	2,715,659
20,683	Western Union Co.^	396,700
1,662	WEX, Inc.*	147,370
23,584	Xerox Corp.	223,812

		21,664,122

Shares		Fair Value
Common Stocks, continued
Leisure Products (0.3%):
864	Arctic Cat, Inc.^	$14,688
5,928	Brunswick Corp.	268,657
3,789	Callaway Golf Co.	38,686
658	Escalade, Inc.	6,738
5,080	Hasbro, Inc.	426,669
1,198	Marine Products Corp.	10,135
12,323	Mattel, Inc.	385,587
1,932	Nautilus Group, Inc.*	34,467
2,607	Polaris Industries, Inc.^	213,148
3,582	Smith & Wesson Holding Corp.*^	97,359
1,015	Sturm, Ruger & Co., Inc.	64,970
2,859	Vista Outdoor, Inc.*	136,460

		1,697,564

Life Sciences Tools & Services (0.8%):
8,500	Agilent Technologies, Inc.	377,060
1,165	Bio-Rad Laboratories, Inc., Class A*	166,618
1,690	Bio-Techne Corp.	190,581
7,817	Bruker Corp.	177,759
2,431	Cambrex Corp.*	125,756
3,826	Charles River Laboratories International, Inc.*	315,415
1,979	Harvard Bioscience, Inc.*	5,660
2,778	Illumina, Inc.*	389,976
844	INC Research Holdings, Inc., Class A*	32,182
2,457	Luminex Corp.*	49,705
1,117	Mettler-Toledo International, Inc.*	407,616
4,123	PAREXEL International Corp.*	259,254
1,692	PerkinElmer, Inc.	88,695
2,883	Quintiles Transnational Holdings, Inc.*	188,318
6,934	Thermo Fisher Scientific, Inc.	1,024,567
2,719	VWR Corp.*	78,579
2,208	Waters Corp.*	310,555

		4,188,296

Machinery (2.8%):
4,467	Accuride Corp.*	5,539
5,794	AGCO Corp.	273,071
2,170	Albany International Corp., Class A	86,648
14,459	Allison Transmission Holdings, Inc.	408,178
1,977	Altra Industrial Motion Corp.	53,339
1,445	ARC Group Worldwide, Inc.*^	3,295
2,035	Astec Industries, Inc.	114,265
3,610	Barnes Group, Inc.	119,563
800	Briggs & Stratton Corp.^	16,944
13,752	Caterpillar, Inc.^	1,042,540
2,289	Chart Industries, Inc.*	55,234
1,021	CIRCOR International, Inc.	58,187
3,541	CLARCOR, Inc.	215,399
5,831	Colfax Corp.*	154,288
1,526	Columbus McKinnon Corp.	21,593
2,706	Commercial Vehicle Group, Inc.*^	14,071
3,811	Crane Co.	216,160
4,259	Cummins, Inc.	478,882
7,263	Deere & Co.^	588,594
11,159	Donaldson Co., Inc.^	383,423
1,924	Douglas Dynamics, Inc.^	49,505

Continued

15

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
6,235	Dover Corp.	$432,210
1,316	EnPro Industries, Inc.	58,417
1,981	ESCO Technologies, Inc.	79,121
4,690	Federal Signal Corp.	60,407
5,670	Flowserve Corp.^	256,114
694	FreightCar America, Inc.^	9,751
1,046	Gencor Industries, Inc.*	16,234
1,203	Global Brass & Copper Holdings, Inc.	32,830
1,617	Gorman-Rupp Co. (The)^	44,322
4,041	Graco, Inc.^	319,199
995	Hardinge, Inc.	10,010
7,203	Harsco Corp.	47,828
4,761	Hillenbrand, Inc.	143,020
490	Hurco Cos, Inc.	13,637
1,063	Hyster-Yale Materials Handling, Inc., Class A^	63,238
2,214	IDEX Corp.	181,769
8,094	Illinois Tool Works, Inc.	843,071
10,352	Ingersoll-Rand plc	659,215
5,449	ITT, Inc.	174,259
1,662	John Bean Technologies Corp.	101,748
4,427	Kennametal, Inc.	97,881
143	Key Technology, Inc.*	1,317
787	L.B. Foster Co., Class A	8,570
4,630	Lincoln Electric Holdings, Inc.	273,540
1,213	Manitex International, Inc.*^	8,406
10,121	Manitowoc Co., Inc. (The)^	55,159
10,121	Manitowoc Foodservice, Inc.*^	178,332
5,860	Meritor, Inc.*	42,192
1,801	Middleby Corp. (The)*	207,565
3,785	Mueller Industries, Inc.	120,666
15,347	Mueller Water Products, Inc., Class A	175,263
1,258	NN, Inc.^	17,599
4,854	Nordson Corp.	405,843
158	Omega Flex, Inc.	6,010
6,301	OshKosh Corp.	300,621
11,057	PACCAR, Inc.	573,527
5,752	Parker Hannifin Corp.	621,504
3,697	Pentair plc	215,498
976	Proto Labs, Inc.*^	56,179
1,060	RBC Bearings, Inc.*	76,850
9,209	Rexnord Corp.*	180,773
2,202	Snap-On, Inc.	347,520
2,342	SPX Corp.	34,779
2,342	SPX FLOW, Inc.*	61,056
775	Standex International Corp.	64,038
4,893	Stanley Black & Decker, Inc.	544,199
2,010	Sun Hydraulics Corp.	59,677
953	Supreme Industires, Inc., Class A	13,056
1,121	Tennant Co.	60,388
8,108	Terex Corp.	164,673
3,355	Timken Co.	102,864
3,172	Toro Co.	279,770
3,413	TriMas Corp.*	61,434
14,684	Trinity Industries, Inc.^	272,682

Shares		Fair Value
Common Stocks, continued
Machinery, continued
5,806	Wabash National Corp.*^	$73,736
1,988	WABCO Holdings, Inc.*	182,041
2,486	Wabtec Corp.^	174,592
1,617	Watts Water Technologies, Inc., Class A	94,206
3,609	Westport Fuel Systems, Inc.*	6,035
4,666	Woodward, Inc.^	268,948
935	Xerium Technologies, Inc.*	5,965
8,177	Xylem, Inc.	365,103

		14,765,175

Marine (0.1%):
2,816	Kirby Corp.*^	175,690
3,233	Matson, Inc.	104,394

		280,084

Media (3.2%):
1,468	A.H. Belo Corp., Class A	7,340
1,454	AMC Entertainment Holdings, Inc., Class A	40,145
1,629	AMC Networks, Inc., Class A*	98,424
270	Cable One, Inc.	138,081
1,418	Carmike Cinemas, Inc.*	42,710
182	CBS Corp., Class A	10,487
10,884	CBS Corp., Class B	592,525
2,917	Charter Communications, Inc., Class A*	666,962
7,978	Cinemark Holdings, Inc.^	290,878
1,661	Clear Channel Outdoor Holdings, Inc., Class A	10,331
81,701	Comcast Corp., Class A	5,326,087
6,633	Discovery Communications, Inc., Class A*	167,351
8,249	Discovery Communications, Inc., Class C*	196,739
5,853	DISH Network Corp., Class A*	306,697
2,615	DreamWorks Animation SKG, Inc., Class A*	106,875
2,731	E.W. Scripps Co. (The), Class A*^	43,259
2,473	Entercom Communications Corp.	33,559
4,792	Entravision Communications Corp., Class A	32,202
6,638	Gannett Co., Inc.	91,671
4,886	Gray Television, Inc.*	53,013
4,727	Harte-Hanks, Inc.	7,516
13,729	Interpublic Group of Cos., Inc. (The)	317,140
3,739	John Wiley & Sons, Inc., Class A	195,101
192	John Wiley & Sons, Inc., Class B	9,984
247	Liberty Braves Group, Class A*	3,715
527	Liberty Braves Group, Class C*	7,726
734	Liberty Broadband Corp., Class A*	43,600
1,737	Liberty Broadband Corp., Class C*	104,220
619	Liberty Media Group, Class A*	11,848
1,318	Liberty Media Group, Class C*	25,002
2,477	Liberty Siriusxm Group, Class A*	77,679
5,273	Liberty Siriusxm Group, Class C*	162,778
2,892	Lions Gate Entertainment Corp.	58,505
9,171	Live Nation, Inc.*^	215,519
876	Madison Square Garden Co. (The), Class A*	151,119
9,820	Media General, Inc.*	168,806
2,849	Meredith Corp.^	147,892
2,629	MSG Networks, Inc., Class A*	40,329
3,726	National CineMedia, Inc.	57,678
204	New Media Investment Group, Inc.	3,686

Continued

16

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
5,102	New York Times Co. (The), Class A^	$61,734
8,725	News Corp., Class A	99,029
4,904	News Corp., Class B^	57,230
1,755	Nexstar Broadcasting Group, Inc., Class A	83,503
7,206	Omnicom Group, Inc.^	587,217
1,419	Reading International, Inc., Class A*	17,723
8,109	Regal Entertainment Group, Class A^	178,722
245	Scholastic Corp.	9,704
3,817	Scripps Networks Interactive, Class A^	237,685
2,737	Sinclair Broadcast Group, Inc., Class A	81,727
42,816	Sirius XM Holdings, Inc.*	169,123
2,237	Sizmek, Inc.*	5,123
5,277	Starz—Liberty Capital*	157,888
10,486	Tegna, Inc.^	242,961
12,768	Time Warner, Inc.	938,958
6,987	Time, Inc.	115,006
23,830	Twenty-First Century Fox, Inc.	644,602
8,290	Twenty-First Century Fox, Inc., Class B	225,903
300	Viacom, Inc., Class A	13,926
9,106	Viacom, Inc., Class B	377,626
29,471	Walt Disney Co. (The)	2,882,852

		17,253,421

Metals & Mining (0.7%):
28,971	Alcoa, Inc.^	268,561
6,283	Allegheny Technologies, Inc.^	80,108
799	Ampco-Pittsburgh Corp.	9,037
3,052	Carpenter Technology Corp.	100,502
9,476	Commercial Metals Co.^	160,144
2,984	Compass Minerals International, Inc.^	221,383
3,430	Ferroglobe plc	29,532
12,494	Freeport-McMoRan Copper & Gold, Inc.	139,183
468	Handy & Harman, Ltd.*	12,257
943	Haynes International, Inc.^	30,251
29,166	Hecla Mining Co.	148,747
151	Kaiser Aluminum Corp.	13,652
1,359	Materion Corp.	33,649
22,005	Newmont Mining Corp.	860,835
14,134	Nucor Corp.	698,361
700	Olympic Steel, Inc.	19,117
4,360	Reliance Steel & Aluminum Co.	335,284
3,069	Royal Gold, Inc.	221,029
1,365	Schnitzer Steel Industries, Inc., Class A	24,024
2,772	Southern Copper Corp.^	74,789
5,822	Steel Dynamics, Inc.	142,639
7,009	Stillwater Mining Co.*^	83,127
701	Synalloy Corp.	5,370
1,703	United States Steel Corp.	28,713
548	Universal Stainless & Alloy Products, Inc.*	5,973
800	Worthington Industries, Inc.	33,840

		3,780,107

Multiline Retail (0.7%):
4,485	Big Lots, Inc.^	224,743
3,183	Dillard’s, Inc., Class A	192,890
7,215	Dollar General Corp.	678,210

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
3,223	Dollar Tree, Inc.*	$303,736
1,212	Gordmans Stores, Inc.*	1,563
1,071	J.C. Penney Co., Inc.*^	9,510
14,751	Kohl’s Corp.^	559,358
9,334	Macy’s, Inc.	313,716
7,550	Nordstrom, Inc.^	287,278
14,447	Target Corp.	1,008,689

		3,579,693

Multi-Utilities (1.1%):
5,800	Alliant Energy Corp.	230,260
6,827	Ameren Corp.	365,791
3,074	Avista Corp.	137,715
2,740	Black Hills Corp.^	172,730
9,831	CenterPoint Energy, Inc.	235,944
7,809	CMS Energy Corp.	358,121
5,503	Consolidated Edison, Inc.	442,661
10,556	Dominion Resources, Inc.	822,629
4,620	DTE Energy Co.	457,934
9,671	MDU Resources Group, Inc.	232,104
9,333	NiSource, Inc.	247,511
2,865	NorthWestern Corp.	180,696
9,263	Public Service Enterprise Group, Inc.	431,748
3,804	SCANA Corp.	287,811
4,145	Sempra Energy	472,613
15,404	TECO Energy, Inc.	425,767
844	Unitil Corp.^	36,013
5,394	Vectren Corp.	284,102
5,278	WEC Energy Group, Inc.^	344,653

		6,166,803

Oil, Gas & Consumable Fuels (4.7%):
9,197	Abraxas Petroleum Corp.*	10,393
332	Adams Resources & Energy, Inc.	12,782
6,084	Alon USA Energy, Inc.^	39,424
5,493	Anadarko Petroleum Corp.	292,502
2,451	Antero Resources Corp.*	63,677
6,254	Apache Corp.	348,160
5,322	Cabot Oil & Gas Corp.	136,988
2,403	California Resources Corp.*^	29,317
4,230	Callon Petroleum Co.*	47,503
1,910	Carrizo Oil & Gas, Inc.*^	68,474
6,161	Cheniere Energy, Inc.*	231,346
34,277	Chevron Corp.	3,593,257
1,308	Cimarex Energy Co.	156,071
20,955	Cobalt International Energy, Inc.*	28,080
8,205	Columbia Pipeline Group, Inc.	209,145
2,807	Concho Resources, Inc.*	334,791
19,355	ConocoPhillips	843,877
7,288	CONSOL Energy, Inc.^	117,264
3,813	Continental Resources, Inc.*^	172,615
3,623	CVR Energy, Inc.^	56,157
2,434	Delek US Holdings, Inc.^	32,153
4,686	Devon Energy Corp.	169,868
8,860	DHT Holdings, Inc.	44,566
1,558	Diamondback Energy, Inc.*^	142,105

Continued

17

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,017	Energen Corp.	$193,660
6,042	Enlink Midstream LLC	96,128
5,950	EOG Resources, Inc.	496,349
8,400	EP Energy Corp., Class A*	43,512
3,986	EQT Corp.	308,636
75,429	Exxon Mobil Corp.	7,070,713
4,505	Gaslog, Ltd.	58,475
5,413	Gulfport Energy Corp.*	169,210
2,222	Hallador Energy Co.^	10,266
4,426	Hess Corp.	266,003
6,685	HollyFrontier Corp.^	158,902
158	Isramco, Inc.*	12,996
29,236	Kinder Morgan, Inc.	547,298
16,008	Kosmos Energy LLC*	87,244
4,800	Laredo Petroleum Holdings, Inc.*^	50,304
15,266	Marathon Oil Corp.	229,143
17,758	Marathon Petroleum Corp.	674,093
3,534	Matador Resources Co.*	69,973
6,902	Memorial Resource Development Corp.*	109,604
4,996	Murphy Oil Corp.^	158,623
1,466	Newfield Exploration Co.*	64,768
8,825	Noble Energy, Inc.	316,553
7,779	Occidental Petroleum Corp.	587,781
8,157	ONEOK, Inc.	387,050
1,401	Panhandle Oil & Gas, Inc., Class A	23,355
3,519	Parsley Energy, Inc., Class A*	95,224
6,440	PBF Energy, Inc., Class A	153,143
1,996	PDC Energy, Inc.*^	114,990
11,202	Phillips 66	888,766
1,805	Pioneer Natural Resources Co.	272,934
6	PrimeEnergy Corp.*	362
9,444	QEP Resources, Inc.	166,498
3,835	Range Resources Corp.	165,442
3,344	Renewable Energy Group, Inc.*^	29,528
7,647	Rice Energy, Inc.*	168,540
5,130	RSP Permian, Inc.*^	178,986
14,497	Scorpio Tankers, Inc.	60,887
1,307	SemGroup Corp., Class A	42,556
4,595	SM Energy Co.^	124,065
21,692	Southwestern Energy Co.*^	272,885
9,053	Spectra Energy Corp.	331,611
6,282	Synergy Resources Corp.*	41,838
3,875	Targa Resources Corp.	163,293
6,407	Teekay Shipping Corp.	45,682
9,185	Tesoro Corp.	688,139
14,623	Valero Energy Corp.	745,772
8,471	Western Refining, Inc.^	174,757
3,000	Whiting Petroleum Corp.*	27,780
8,981	Williams Cos., Inc. (The)	194,259
3,291	World Fuel Services Corp.	156,290
1,558	WPX Energy, Inc.*	14,505

		24,689,886

Paper & Forest Products (0.2%):
3,411	Boise Cascade Co.*	78,282

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
1,659	Clearwater Paper Corp.*	$108,449
375	Deltic Timber Corp.	25,174
4,068	Domtar Corp.	142,420
9,067	KapStone Paper & Packaging Corp.	117,962
6,642	Louisiana-Pacific Corp.*	115,239
5,575	Mercer International, Inc.	44,489
1,274	Neenah Paper, Inc.	92,199
700	P.H. Glatfelter Co.	13,692
7,266	Resolute Forest Products*	38,437
2,301	Schweitzer-Mauduit International, Inc.	81,179

		857,522

Personal Products (0.3%):
3,993	Avon Products, Inc.	15,094
1,611	Coty, Inc., Class A^	41,870
2,403	Edgewell Personal Care Co.*	202,837
5,376	Estee Lauder Co., Inc. (The), Class A	489,324
2,955	Herbalife, Ltd.*^	172,955
1,755	Inter Parfums, Inc.	50,140
923	Medifast, Inc.	30,708
1,236	Natures Sunshine Products, Inc.	11,779
4,808	Nu Skin Enterprises, Inc., Class A^	222,082
723	Nutraceutical International Corp.*	16,737
2,385	Revlon, Inc.*	76,749
340	United-Guardian, Inc.	5,464

		1,335,739

Pharmaceuticals (3.4%):
3,345	Akorn, Inc.*	95,282
6,188	Allergan plc*	1,429,985
1,490	Aralez Pharmacuticals, Inc.*	4,917
12,668	Bristol-Myers Squibb Co.	931,731
1,772	Catalent, Inc.*	40,738
1,468	Cumberland Pharmaceuticals, Inc.*	6,606
18,954	Eli Lilly & Co.	1,492,628
2,386	Endo International plc*	37,198
6,300	Horizon Pharma plc*	103,761
2,984	Impax Laboratories, Inc.*	85,999
1,011	Jazz Pharmaceuticals plc*	142,864
52,480	Johnson & Johnson Co.	6,365,824
3,439	Lannett Co., Inc.*^	81,814
42	Lipocine, Inc.*^	128
3,136	Mallinckrodt plc*	190,606
3,639	Medicines Co. (The)*^	122,380
44,315	Merck & Co., Inc.	2,552,987
3,026	Mylan NV*	130,844
713	Nektar Therapeutics*	10,146
106,821	Pfizer, Inc.	3,761,167
82	Phibro Animal Health Corp., Class A	1,530
3,554	Prestige Brands Holdings, Inc.*	196,892
870	Sciclone Pharmaceuticals, Inc.*	11,362
1,667	Sucampo Pharmaceuticals, Inc., Class A*^	18,287
1,789	Supernus Pharmaceuticals, Inc.*	36,442
923	Taro Pharmaceutical Industries, Ltd.*^	134,389
13,263	Zoetis, Inc.	629,462

		18,615,969

Continued

18

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services (0.7%):
846	Advisory Board Co. (The)*	$29,940
3,745	CBIZ, Inc.*	38,985
1,503	CDI Corp.	9,168
1,900	CEB, Inc.	117,192
2,185	Dun & Bradstreet Corp.	266,220
3,681	Equifax, Inc.	472,641
1,564	Exponent, Inc.	91,353
1,105	Franklin Covey Co.*	16,940
3,151	FTI Consulting, Inc.*	128,183
1,304	GP Strategies Corp.*	28,284
1,205	Heidrick & Struggles International, Inc.	20,340
3,834	Hill International, Inc.*	15,604
1,763	Huron Consulting Group, Inc.*	106,520
1,472	ICF International, Inc.*	60,205
1,963	IHS, Inc., Class A*	226,942
974	Insperity, Inc.	75,222
95	Kelly Services, Inc., Class A	1,802
2,263	Kforce, Inc.	38,222
3,332	Korn/Ferry International	68,972
4,477	Manpower, Inc.	288,050
1,887	Mistras Group, Inc.*	45,043
3,651	Navigant Consulting, Inc.*	58,964
8,791	Nielsen Holdings plc	456,869
3,930	On Assignment, Inc.*	145,214
2,125	Resources Connection, Inc.	31,408
5,359	Robert Half International, Inc.	204,499
4,146	RPX Corp.*	38,019
2,713	Trueblue, Inc.*	51,330
5,710	Verisk Analytics, Inc.*	462,968
840	Volt Information Sciences, Inc.*	4,964
633	Willdan Group, Inc.*	6,722

		3,606,785

Real Estate Management & Development (0.2%):
3,604	Alexander & Baldwin, Inc.	130,249
11,461	CBRE Group, Inc., Class A*	303,486
339	Consolidated-Tomoka Land Co.	16,092
2,547	Forestar Group, Inc.*^	30,284
232	FRP Holdings, Inc.*	8,004
318	Griffin Industrial Realty, Inc.	9,747
1,687	Howard Hughes Corp. (The)*	192,858
1,690	Jones Lang LaSalle, Inc.	164,691
1,086	Kennedy-Wilson Holdings, Inc.	20,591
2,112	Marcus & Millichap, Inc.*^	53,666
7,526	Realogy Holdings Corp.*	218,404
1,206	Tejon Ranch Co.*	28,510

		1,176,582

Road & Rail (1.2%):
1,201	AMERCO, Inc.	449,835
10,088	Avis Budget Group, Inc.*	325,136
2,663	Celadon Group, Inc.	21,757
1,699	Covenant Transportation Group, Inc., Class A*	30,701
20,297	CSX Corp.	529,346
2,892	Genesee & Wyoming, Inc., Class A*^	170,483
6,907	Heartland Express, Inc.^	120,113

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
3,301	Hertz Global Holdings, Inc.*^	$36,542
4,255	J.B. Hunt Transport Services, Inc.	344,357
4,667	Kansas City Southern	420,450
6,669	Knight Transportation, Inc.	177,262
3,246	Landstar System, Inc.^	222,870
6,406	Norfolk Southern Corp.	545,343
4,549	Old Dominion Freight Line, Inc.*	274,350
560	Providence & Worcester Railroad Co.	9,128
2,916	Roadrunner Transportation System, Inc.*	21,753
5,496	Ryder System, Inc.	336,025
1,912	Saia, Inc.*	48,068
8,442	Swift Transportation Co.*^	130,091
23,156	Union Pacific Corp.	2,020,361
2,010	Universal Truckload Services, Inc.	25,929
1,023	USA Truck, Inc.*	17,913
6,273	Werner Enterprises, Inc.^	144,091
1,829	YRC Worldwide, Inc.*^	16,095

		6,437,999

Semiconductors & Semiconductor Equipment (3.1%):
1,442	Advanced Energy Industries, Inc.*	54,738
14,984	Advanced Micro Devices, Inc.*	77,018
2,031	Alpha & Omega Semiconductor, Ltd.*	28,292
22,065	Amkor Technology, Inc.*	126,874
3,628	Analog Devices, Inc.	205,490
16,074	Applied Materials, Inc.	385,294
6,461	Axcelis Technologies, Inc.*	17,380
1,701	AXT, Inc.*	5,426
4,811	Broadcom, Ltd.	747,629
661	Brooks Automation, Inc.	7,416
1,455	Cabot Microelectronics Corp.	61,605
437	CEVA, Inc.*	11,873
3,276	Cirrus Logic, Inc.*	127,076
1,955	Cohu, Inc.	21,212
4,653	Cree, Inc.*^	113,719
15,101	Cypress Semiconductor Corp.^	159,316
3,151	Diodes, Inc.*	59,207
7,419	Entegris, Inc.*	107,353
2,694	Exar Corp.*	21,687
2,896	First Solar, Inc.*	140,398
3,971	FormFactor, Inc.*^	35,702
1,914	GSI Technology, Inc.*	7,981
6,077	Integrated Device Technology, Inc.*	122,330
154,100	Intel Corp.	5,054,481
7,454	Intersil Corp., Class A	100,927
2,413	IXYS Corp.	24,733
6,380	KLA-Tencor Corp.	467,335
3,756	Kopin Corp.*	8,338
5,824	Kulicke & Soffa Industries, Inc.*	70,878
6,758	Lam Research Corp.^	568,077
6,641	Lattice Semiconductor Corp.*	35,529
8,137	Linear Technology Corp.^	378,615
1,540	MA-COM Technology Solutions Holdings, Inc.*^	50,789
13,299	Marvell Technology Group, Ltd.	126,739
5,668	Maxim Integrated Products, Inc.	202,291

Continued

19

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
52	MaxLinear, Inc., Class A*	$935
3,686	Microchip Technology, Inc.	187,101
37,362	Micron Technology, Inc.*	514,101
2,842	Microsemi Corp.*	92,877
2,866	MKS Instruments, Inc.	123,410
1,348	Nanometrics, Inc.*	28,025
1,500	Neophotonics Corp.*	14,295
150	NVE Corp.	8,798
21,938	NVIDIA Corp.^	1,031,305
25,792	ON Semiconductor Corp.*	227,485
1,438	PDF Solutions, Inc.*	20,118
5,010	Photronics, Inc.*	44,639
633	Power Integrations, Inc.	31,694
2,939	Qorvo, Inc.*	162,409
21,754	QUALCOMM, Inc.	1,165,362
2,529	Rambus, Inc.*^	30,550
2,429	Rudolph Technologies, Inc.*	37,722
265	Semtech Corp.*	6,323
1,920	Sigma Designs, Inc.*	12,346
676	Silicon Laboratories, Inc.*	32,948
4,996	Skyworks Solutions, Inc.	316,147
5,527	Sunpower Corp.*^	85,613
1,692	Synaptics, Inc.*^	90,945
10,715	Teradyne, Inc.	210,978
3,673	Tessera Technologies, Inc.	112,541
25,421	Texas Instruments, Inc.	1,592,626
2,037	Ultratech, Inc.*	46,790
3,054	Veeco Instruments, Inc.*^	50,574
3,038	Xcerra Corp.*	17,469
6,925	Xilinx, Inc.	319,450

		16,349,324

Software (3.4%):
7,811	ACI Worldwide, Inc.*	152,393
6,622	Activision Blizzard, Inc.	262,430
3,757	Adobe Systems, Inc.*	359,883
1,009	American Software, Inc.	10,574
2,253	ANSYS, Inc.*	204,460
5,023	Aspen Technology, Inc.*^	202,126
1,693	Autodesk, Inc.*	91,659
3,601	Avg Technologies NV*	68,383
2,272	Aware, Inc.*	9,860
868	Barracuda Networks, Inc.*	13,142
2,184	Blackbaud, Inc.	148,294
25,743	CA, Inc.	845,143
9,102	Cadence Design Systems, Inc.*	221,179
3,207	CDK Global, Inc.	177,956
4,211	Citrix Systems, Inc.*	337,259
5,572	Electronic Arts, Inc.*	422,135
2,135	EPIQ Systems, Inc.^	31,171
1,083	Evolving Systems, Inc.	5,599
1,493	Fair Isaac Corp.	168,724
1,784	FireEye, Inc.*^	29,382
1,444	Fortinet, Inc.*	45,616
1,352	Guidewire Software, Inc.*	83,500

Shares		Fair Value
Common Stocks, continued
Software, continued
6,066	Intuit, Inc.	$677,026
4,396	Manhattan Associates, Inc.*	281,915
6,165	Mentor Graphics Corp.	131,068
150,128	Microsoft Corp.	7,682,049
154	MicroStrategy, Inc., Class A*^	26,953
1,803	Monotype Imaging Holdings, Inc.	44,408
316	NetSuite, Inc.*^	23,005
12,707	Nuance Communications, Inc.*	198,610
62,536	Oracle Corp.	2,559,598
2,127	Paycom Software, Inc.*	91,908
4,585	Pegasystems, Inc.	123,566
2,957	Progress Software Corp.*	81,199
2,402	PTC, Inc.*	90,267
581	QAD, Inc.	11,196
430	Qualys, Inc.*	12,818
4,839	Red Hat, Inc.*	351,311
294	Rosetta Stone, Inc.*	2,279
6,244	Rovi Corp.*^	97,656
737	Rubicon Project, Inc.*	10,060
3,237	Salesforce.com, Inc.*	257,050
2,393	SeaChange International, Inc.*	7,634
1,194	ServiceNow, Inc.*	79,282
164	Silver Spring Networks, Inc.*	1,993
1,118	Splunk, Inc.*^	60,573
4,256	SS&C Technologies Holdings, Inc.^	119,508
12,505	Symantec Corp.^	256,853
1,959	Synchronoss Technologies, Inc.*	62,414
3,452	Synopsys, Inc.*	186,684
357	Tableau Software, Inc., Class A*	17,464
2,827	Take-Two Interactive Software, Inc.*	107,200
2,229	Telenav, Inc.*	11,368
7,228	TiVo, Inc.*	71,557
341	Tyler Technologies, Inc.*	56,848
429	Ultimate Software Group, Inc. (The)*^	90,214
1,355	Verint Systems, Inc.*	44,891
1,108	VMware, Inc., Class A*^	63,400
970	Workday, Inc., Class A*^	72,430
664	Zedge, Inc., Class B*^	3,048
37,216	Zynga, Inc.*	92,668

		18,050,839

Specialty Retail (3.7%):
5,776	Aaron’s, Inc.	126,437
2,444	Advance Auto Parts, Inc.	395,024
13,744	American Eagle Outfitters, Inc.^	218,942
492	America’s Car Mart, Inc.*	13,894
2,609	Asbury Automotive Group, Inc.*	137,599
9,258	Ascena Retail Group, Inc.*^	64,713
6,313	AutoNation, Inc.*^	296,585
600	AutoZone, Inc.*	476,304
3,164	Barnes & Noble Education, Inc.*	32,115
5,007	Barnes & Noble, Inc.	56,829
7,109	Bed Bath & Beyond, Inc.^	307,251
20,317	Best Buy Co., Inc.^	621,700
1,657	Big 5 Sporting Goods Corp.	15,360

Continued

20

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
4,578	Burlington Stores, Inc.*	$305,398
4,737	Cabela’s, Inc., Class A*	237,134
3,318	Caleres, Inc.	80,329
5,783	CarMax, Inc.*^	283,540
1,987	Cato Corp., Class A	74,950
7,822	Chico’s FAS, Inc.	83,774
1,389	Children’s Place Retail Stores, Inc. (The)^	111,370
1,991	Christopher & Banks Corp.*	4,360
881	Citi Trends, Inc.	13,682
6,247	CST Brands, Inc.^	269,121
1,097	Destination Maternity Corp.^	6,450
2,864	Destination XL Group, Inc.*	13,088
4,900	Dick’s Sporting Goods, Inc.	220,794
5,289	DSW, Inc., Class A	112,021
6,313	Express, Inc.*	91,602
3,465	Finish Line, Inc. (The), Class A	69,958
3,099	Five Below, Inc.*^	143,825
6,908	Foot Locker, Inc.	378,973
2,397	Francesca’s Holdings Corp.*	26,487
9,167	GameStop Corp., Class A^	243,659
14,426	Gap, Inc. (The)^	306,120
1,571	Genesco, Inc.*	101,031
7,035	GNC Holdings, Inc., Class A^	170,880
1,600	Group 1 Automotive, Inc.	78,976
6,442	Guess?, Inc.^	96,952
1,166	Haverty Furniture Cos., Inc.	21,023
1,874	Hibbett Sports, Inc.*^	65,196
35,379	Home Depot, Inc. (The)	4,517,544
1,036	Kirkland’s, Inc.*	15,208
4,361	L Brands, Inc.	292,754
1,938	Lithia Motors, Inc., Class A^	137,734
24,657	Lowe’s Cos., Inc.	1,952,095
1,427	MarineMax, Inc.*^	24,216
4,050	Michaels Cos., Inc. (The)*	115,182
1,920	Monro Muffler Brake, Inc.	122,035
3,666	Murphy U.S.A., Inc.*	271,871
4,842	New York & Co.*	7,215
2,703	O’Reilly Automotive, Inc.*	732,783
7,245	Penske Automotive Group, Inc.	227,928
1,904	Perfumania Holdings, Inc.*	4,608
170	Pier 1 Imports, Inc.^	874
900	Rent-A-Center, Inc.	11,052
2,425	Restoration Hardware Holdings, Inc.*^	69,549
11,182	Ross Stores, Inc.	633,908
9,608	Sally Beauty Holdings, Inc.*	282,571
2,956	Select Comfort Corp.*^	63,199
600	Shoe Carnival, Inc.^	15,036
2,201	Signet Jewelers, Ltd.	181,384
3,293	Sonic Automotive, Inc., Class A	56,343
16,082	Staples, Inc.	138,627
3,378	Stein Mart, Inc.	26,078
2,754	Tailored Brands, Inc.	34,866
289	Tandy Leather Factory, Inc.*	2,055
4,460	Tiffany & Co.^	270,454

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
854	Tilly’s, Inc.*	$4,945
18,422	TJX Cos., Inc. (The)	1,422,731
4,639	Tractor Supply Co.	422,984
737	Trans World Entertainment Corp.*	2,764
2,124	Ulta Salon, Cosmetics & Fragrance, Inc.*	517,491
10,387	Urban Outfitters, Inc.*	285,643
1,993	Vitamin Shoppe, Inc.*	60,926
1,842	West Marine, Inc.*	15,454
3,202	Williams-Sonoma, Inc.	166,920
285	Winmark Corp.	28,406
2,204	Zumiez, Inc.*	31,539

		19,540,418

Technology Hardware, Storage & Peripherals (3.4%):
148,970	Apple, Inc.	14,241,532
728	Astro-Med, Inc.	11,080
2,354	Avid Technology, Inc.*	13,677
748	Cray, Inc.*^	22,380
3,177	Diebold, Inc.	78,885
2,385	Electronics for Imaging, Inc.*	102,650
51,248	EMC Corp.	1,392,408
29,777	Hewlett Packard Enterprise Co.	544,026
36,072	HP, Inc.	452,704
3,277	Imation Corp.*	4,096
4,528	Lexmark International, Inc., Class A	170,932
6,418	NCR Corp.*	178,228
11,788	NetApp, Inc.	289,867
13,127	Seagate Technology plc^	319,774
2,313	Super Micro Computer, Inc.*	57,478
5,795	Western Digital Corp.^	273,872

		18,153,589

Textiles, Apparel & Luxury Goods (1.1%):
2,047	Carter’s, Inc.	217,944
484	Cherokee, Inc.*^	5,377
9,539	Coach, Inc.	388,619
3,010	Columbia Sportswear Co.	173,195
4,393	Crocs, Inc.*	49,553
810	Culp, Inc.	22,380
2,620	Deckers Outdoor Corp.*	150,702
4,552	Fossil Group, Inc.*^	129,869
2,068	G-III Apparel Group, Ltd.*^	94,549
13,867	Hanesbrands, Inc.	348,478
6,072	Kate Spade & Co.*	125,144
4,434	Lululemon Athletica, Inc.*^	327,495
7,990	Michael Kors Holdings, Ltd.*^	395,345
30,212	Nike, Inc., Class B	1,667,702
1,259	Oxford Industries, Inc.	71,285
600	Perry Ellis International, Inc.*	12,072
1,956	PVH Corp.	184,314
2,324	Ralph Lauren Corp.	208,277
570	Rocky Brands, Inc.	6,509
3,882	Skechers U.S.A., Inc., Class A*	115,373
3,826	Steven Madden, Ltd.*^	130,773
700	Superior Uniform Group, Inc.	13,363
4,160	Tumi Holdings, Inc.*	111,238

Continued

21

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
3,720	Under Armour, Inc., Class A*^	$149,284
3,746	Under Armour, Inc., Class C*	136,369
5,997	VF Corp.	368,756
6,221	Wolverine World Wide, Inc.	126,411

		5,730,376

Thrifts & Mortgage Finance (0.4%):
493	ASB Bancorp, Inc.*	12,093
8,629	Astoria Financial Corp.	132,283
3,548	Bank Mutual Corp.	27,249
1,591	BankFinancial Corp.	19,076
4,285	Beneficial Bancorp, Inc.*	54,505
4,484	BofI Holding, Inc.*^	79,412
689	BSB Bancorp, Inc.*	15,606
9,821	Capitol Federal Financial, Inc.	137,003
1,278	Charter Financial Corp.	16,972
618	Chicopee Bancorp, Inc.	11,285
2,063	Clifton Bancorp, Inc.	31,089
2,791	Dime Community Bancshares	47,475
855	ESSA Bancorp, Inc.	11,457
9,408	Everbank Financial Corp.	139,802
403	Federal Agricultural Mortgage Corp.	14,032
408	First Capital, Inc.^	13,468
1,138	First Financial Northwest, Inc.	15,113
4,276	Flagstar Bancorp, Inc.*	104,377
883	Fox Chase Bancorp, Inc.	17,960
8	Greene County Bancorp, Inc.	130
155	Hingham Institution for Savings	19,053
1,670	HomeStreet, Inc.*^	33,266
787	HopFed Bancorp, Inc.	9,121
613	IF Bancorp, Inc.	11,242
3,333	Kearny Financial Corp.	41,929
1,249	Kentucky First Federal Bancorp	10,242
750	Lake Shore Bancorp, Inc.	9,773
673	Lake Sunapee Bank Group	11,515
767	LaPorte Bancorp, Inc.	12,525
759	Malvern Bancorp, Inc.*	11,840
4,170	Meridian Bancorp, Inc.	61,633
484	Meta Financial Group, Inc.	24,665
11,310	New York Community Bancorp, Inc.^	169,536
374	NMI Holdings, Inc., Class A*	2,050
1,311	Northeast Community Bancorp, Inc.	8,220
3,608	Northfield Bancorp, Inc.	53,507
7,217	Northwest Bancshares, Inc.^	107,028
687	Ocean Shore Holding Co.	11,652
1,979	Oceanfirst Financial Corp.	35,958
503	Oconee Federal Financial Corp.^	9,844
3,358	Oritani Financial Corp.	53,694
1,218	PennyMac Financial Services, Inc., Class A*	15,213
679	Provident Financial Holdings, Inc.	12,426
800	Provident Financial Services, Inc.	15,712
420	Riverview Bancorp, Inc.	1,987
967	SI Financial Group, Inc.	12,803
561	Southern Missouri Bancorp, Inc.	13,200
733	Territorial Bancorp, Inc.	19,403

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
1,094	TFS Financial Corp.	$18,839
7,273	TrustCo Bank Corp.	46,620
3,739	United Community Financial Corp.	22,733
3,669	United Financial Bancorp, Inc.	47,624
4,736	Washington Federal, Inc.	114,895
2,036	Waterstone Financial, Inc.^	31,212
2,181	Wawlker & Dunlop, Inc.*	49,683
2,142	WSFS Financial Corp.	68,951

		2,099,981

Tobacco (1.3%):
52,537	Altria Group, Inc.	3,622,951
28,027	Philip Morris International, Inc.	2,850,906
9,946	Reynolds American, Inc.	536,388
6,975	Vector Group, Ltd.^	156,380

		7,166,625

Trading Companies & Distributors (0.5%):
7,861	Air Lease Corp.^	210,518
37	Aircastle, Ltd.^	724
3,111	Applied Industrial Technologies, Inc.	140,431
2,840	Beacon Roofing Supply, Inc.*	129,135
1,592	CAI International, Inc.*^	11,940
9,739	Fastenal Co.	432,314
600	H&E Equipment Services, Inc.	11,418
5,211	HD Supply Holdings, Inc.*	181,447
1,307	Huttig Building Products, Inc.*	6,862
2,054	Kaman Corp., Class A^	87,336
3,490	MRC Global, Inc.*^	49,593
3,188	MSC Industrial Direct Co., Inc., Class A	224,945
104	NOW, Inc.*^	1,887
2,536	TAL International Group, Inc.	34,008
1,007	TransAct Technologies, Inc.*	10,120
5,844	United Rentals, Inc.*	392,132
1,184	Veritiv Corp.*	44,495
2,272	W.W. Grainger, Inc.^	516,311
1,709	Watsco, Inc.	240,439
84	Watsco, Inc., Class B	11,747
2,955	WESCO International, Inc.*	152,153

		2,889,955

Transportation Infrastructure (0.0%):
270	Macquarie Infrastructure Corp.	19,994
6,897	WESCO Aircraft Holdings, Inc.*^	92,557

		112,551

Water Utilities (0.2%):
2,327	American States Water Co.	101,969
4,447	American Water Works Co., Inc.	375,815
9,516	Aqua America, Inc.	339,341
491	Artesian Resources Corp.	16,655
2,891	California Water Service Group	100,983
665	Connecticut Water Service, Inc.^	37,373
979	Middlesex Water Co.	42,469
669	Pure Cycle Corp.*	3,151
1,234	SJW Corp.	48,595
772	York Water Co. (The)	24,735

		1,091,086

Continued

22

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.1%):
2,055	Boingo Wireless, Inc.*	$18,331
4,154	Shenandoah Telecommunications Co.	162,255
1,649	Spok Holdings, Inc.	31,603
6,397	Telephone & Data Systems, Inc.	189,735
6,899	T-Mobile US, Inc.*	298,519
1,288	United States Cellular Corp.*	50,580

		751,023

Total Common Stocks (Cost $554,962,586)		534,315,289

Rights (0.0%):
Biotechnology (0.0%):
2,582	Dyax Corp. CVR, Expires on 12/31/19*(a)(b)	2,866

Total Rights (Cost $—)		2,866

Securities Held as Collateral for Securities on Loan (7.7%):
$41,570,928	AZL DFA U.S. Core Equity Fund Securities Lending Collateral Account(c)	41,570,928

Total Securities Held as Collateral for Securities on Loan (Cost $41,570,928)		41,570,928

Unaffiliated Investment Company (0.4%):
1,959,906	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(d)	1,959,906

Total Unaffiliated Investment Company (Cost $1,959,906)		1,959,906

Total Investment Securities (Cost $598,493,420)(e) —107.7%		577,849,102
Net other assets (liabilities) — (7.7)%		(41,185,966)

Net Assets — 100.0%		$536,663,136

Percentages indicated are based on net assets as of June 30, 2016.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $41,113,615.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 0.00% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(d)	The rate represents the effective yield at June 30, 2016.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

23

AZL DFA U.S. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$598,493,420

Investment securities, at value*	$577,849,102
Cash	3,876
Interest and dividends receivable	508,975
Receivable for capital shares issued	581,812
Receivable for investments sold	12,150
Reclaims receivable	1,035
Prepaid expenses	3,306

Total Assets	578,960,256

Liabilities:
Payable for capital shares redeemed	323,130
Payable for collateral received on loaned securities	41,570,928
Manager fees payable	238,115
Administration fees payable	15,363
Distribution fees payable	110,239
Custodian fees payable	10,435
Administrative and compliance services fees payable	442
Trustee fees payable	4,844
Other accrued liabilities	23,624

Total Liabilities	42,297,120

Net Assets	$536,663,136

Net Assets Consist of:
Capital	$550,485,733
Accumulated net investment income/(loss)	8,426,325
Accumulated net realized gains/(losses) from investment transactions	(1,604,604)
Net unrealized appreciation/(depreciation) on investments	(20,644,318)

Net Assets	$536,663,136

Shares of beneficial interest (unlimited number of shares authorized, no par value)	54,832,599
Net Asset Value (offering and redemption price per share)	$9.79

*	Includes securities on loan of $41,113,615.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$5,619,234
Income from securities lending	110,642
Foreign withholding tax	(1,105)

Total Investment Income	5,728,771

Expenses:
Manager fees	2,133,687
Administration fees	79,733
Distribution fees	666,778
Custodian fees	13,610
Administrative and compliance services fees	3,585
Trustee fees	12,790
Professional fees	14,205
Shareholder reports	3,310
Other expenses	6,250

Total expenses before reductions	2,933,948
Less expenses voluntarily waived/reimbursed by the Manager	(693,447)

Net expenses	2,240,501

Net Investment Income/(Loss)	3,488,270

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(931,347)
Change in net unrealized appreciation/depreciation on investments	13,905,593

Net Realized/Unrealized Gains/(Losses) on Investments	12,974,246

Change in Net Assets Resulting From Operations	$16,462,516

See accompanying notes to the financial statements.

24

Statements of Changes in Net Assets

	AZL DFA U.S. Core Equity Fund
	For the Six Months Ended June 30, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,488,270	$4,544,215
Net realized gains/(losses) on investment transactions	(931,347)	(670,285)
Change in unrealized appreciation/depreciation on investments	13,905,593	(34,549,911)

Change in net assets resulting from operations	16,462,516	(30,675,981)

Capital Transactions:
Proceeds from shares issued	6,854,453	664,092,322
Value of shares redeemed	(44,230,183)	(75,839,991)

Change in net assets resulting from capital transactions	(37,375,730)	588,252,331

Change in net assets	(20,913,214)	557,576,350
Net Assets:
Beginning of period	557,576,350	—

End of period	$536,663,136	$557,576,350

Accumulated net investment income/(loss)	$8,426,325	$4,938,055

Share Transactions:
Shares issued	745,027	66,436,982
Shares redeemed	(4,645,728)	(7,703,682)

Change in shares	(3,900,701)	58,733,300

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

See accompanying notes to the financial statements.

25

AZL DFA U.S. Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.49		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07		0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.23		(0.59)

Total from Investment Activities	0.30		(0.51)

Net Asset Value, End of Period	$9.79		$9.49

Total Return(b)	3.16	%(c)	(5.10	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$536,663		$557,576
Net Investment Income/(Loss)(d)	1.31%		1.12%
Expenses Before Reductions(d)(e)	1.10%		1.12%
Expenses Net of Reductions(d)	0.84%		0.86%
Portfolio Turnover Rate	3	%(c)	12	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

26

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core Equity Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks

27

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $40 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $8,949 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL DFA U.S. Core Equity Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.54% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $3,161 was paid from the Fund relating to these fees and expenses.

28

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$534,315,402	$—	$534,315,402

Rights	—	2,866	2,866
Securities Held as Collateral for Securities on Loan	—	41,570,928	41,570,928
Unaffiliated Investment Company	1,959,906	—	1,959,906

Total Investment Securities	$536,275,308	$41,573,794	$577,849,102

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA U.S. Core Equity Fund	$14,191,375	$50,047,251

29

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $598,650,253. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$41,456,864
Unrealized depreciation	(62,258,015)

Net unrealized appreciation/(depreciation)	$(20,801,151)

As of the end of its tax year ended December 31, 2015, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL DFA U.S. Core Equity Fund	$686,912	$—	$686,912

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA U.S. Core Equity Fund	$5,020,279	$—	$(686,912)	$(34,618,420)	$(30,285,053)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

30

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

31

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® DFA U.S. Small Cap Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 19

Statement of Operations Page 19

Statements of Changes in Net Assets Page 20

Financial Highlights Page 21

Notes to the Financial Statements Page 22

Other Information Page 26

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Small Cap Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL DFA U.S. Small Cap Fund	$1,000.00	$1,039.10	$5.02	0.99%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL DFA U.S. Small Cap Fund	$1,000.00	$1,019.95	$4.97	0.99%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	21.8%
Industrials	17.7
Information Technology	16.1
Consumer Discretionary	16.0
Health Care	8.6
Utilities	5.4
Materials	5.4
Consumer Staples	4.3
Energy	3.1
Telecommunication Services	1.3

Total Common Stocks	99.7
Securities Held as Collateral for Securities on Loan	16.6
Money Market	0.3

Total Investment Securities	116.6
Net other assets (liabilities)	(16.6)

Net Assets	100.0%

1

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (1.4%):
1,500	AAR Corp.	$35,010
12,493	Aerojet Rocketdyne Holdings, Inc.*	228,372
4,246	AeroVironment, Inc.*^	118,039
1,402	Air Industries Group, Inc.	6,660
1,481	American Science & Engineering, Inc.	55,404
5,128	Arotech Corp.*	14,410
3,669	Astronics Corp.*	122,031
3,937	Astrotech Corp.*	6,654
3,564	BWX Technologies, Inc.	127,484
685	CPI Aerostructures, Inc.*	4,213
4,688	Cubic Corp.	188,270
831	Curtiss-Wright Corp.	70,012
14,847	DigitalGlobe, Inc.*	317,576
3,591	Engility Holdings, Inc.*	75,842
868	Esterline Technologies Corp.*	53,851
3,376	Innovative Solutions & Support, Inc.*	9,520
7,507	KLX, Inc.*	232,717
11,895	Kratos Defense & Security Solutions, Inc.*^	48,770
2,710	LMI Aerospace, Inc.*	21,788
6,372	Moog, Inc., Class A*	343,577
66	Moog, Inc., Class B*	3,548
1,389	National Presto Industries, Inc.	131,052
10,151	TASER International, Inc.*	252,557
944	Teledyne Technologies, Inc.*	93,503
633	Tel-Instrument Electronics Corp.*	2,722
7,544	The KEYW Holding Corp.*	74,987
7,035	Triumph Group, Inc.^	249,743

		2,888,312

Air Freight & Logistics (0.5%):
492	Air T, Inc.*	10,578
13,145	Air Transport Services Group, Inc.*	170,359
2,000	Atlas Air Worldwide Holdings, Inc.*	82,840
4,550	Echo Global Logistics, Inc.*	102,011
5,649	Forward Air Corp.	251,550
7,031	Hub Group, Inc.*	269,780
2,501	Park-Ohio Holdings Corp.	70,728
5,212	Radiant Logistics, Inc.*^	15,636
947	XPO Logistics, Inc.*^	24,868

		998,350

Airlines (0.5%):
2,487	Allegiant Travel Co.	376,781
603	Copa Holdings SA, Class A^	31,513
8,091	Hawaiian Holdings, Inc.*	307,134
1,200	SkyWest, Inc.	31,752
3,067	Spirit Airlines, Inc.*	137,616
1,638	Virgin America, Inc.*^	92,072

		976,868

Auto Components (1.4%):
14,043	American Axle & Manufacturing Holdings, Inc.*	203,343
9,923	Cooper Tire & Rubber Co.	295,904
2,380	Cooper-Standard Holding, Inc.*	187,996
4,738	Dana Holding Corp.	50,033
6,147	Dorman Products, Inc.*	351,608

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
4,932	Drew Industries, Inc.	$418,431
18,417	Federal Mogul Holdings Corp.*	153,045
7,561	Fox Factory Holding Corp.*^	131,335
7,706	Gentherm, Inc.*	263,931
3,330	Horizon Global Corp.*^	37,796
9,677	Modine Manufacturing Co.*	85,158
3,617	Motorcar Parts of America, Inc.*	98,310
6,847	Spartan Motors, Inc.	42,862
4,319	Standard Motor Products, Inc.	171,810
5,611	Stoneridge, Inc.*	83,828
733	Strattec Security Corp.^	29,884
2,295	Tenneco, Inc.*	106,970
4,211	Tower International, Inc.	86,662
585	Visteon Corp.	38,499

		2,837,405

Automobiles (0.1%):
1,741	Thor Industries, Inc.	112,712
4,949	Winnebago Industries, Inc.	113,431

		226,143

Banks (13.4%):
1,584	1st Constitution Bancorp*	19,040
5,481	1st Source Corp.	177,530
2,101	Access National Corp.	40,991
410	ACNB Corp.^	10,295
1,757	American National Bankshares, Inc.	44,241
346	American River Bankshares*	3,512
6,573	Ameris Bancorp	195,218
1,649	Ames National Corp.	44,226
294	Anchor Bancorp, Inc.*	6,947
2,604	Arrow Financial Corp.	78,875
22,258	Associated Banc-Corp.	381,725
13	Auburn National Bancorp, Inc.	370
7,085	Banc of California, Inc.	128,239
2,586	BancFirst Corp.	155,988
736	Bancorp of New Jersey, Inc.	8,589
7,531	Bancorp, Inc. (The)*	45,337
17,366	BancorpSouth, Inc.	394,035
2,653	Bank of Commerce Holdings	17,510
7,604	Bank of Hawaii Corp.^	523,154
1,200	Bank of Marin Bancorp	58,044
441	Bank of South Carolina Corp.	6,985
4,504	Banner Corp.	191,600
1,220	Bar Harbor Bankshares	42,822
1,367	Bay Bancorp, Inc.*^	6,931
12,626	BBCN Bancorp, Inc.^	188,380
595	BCB Bancorp, Inc.	6,093
5,074	Berkshire Hills Bancorp, Inc.	136,592
7,405	BNC Bancorp^	168,168
16,835	Boston Private Financial Holdings, Inc.	198,316
2,370	Bridge Bancorp, Inc.^	67,308
14,118	Brookline Bancorp, Inc.	155,722
3,533	Bryn Mawr Bank Corp.^	103,164
74	C&F Financial Corp.	3,312
1,274	California First National Bancorp	18,817

Continued

2

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,496	Camden National Corp.	$62,832
5,718	Capital Bank Financial Corp., Class A	164,678
3,483	Capital City Bank Group, Inc.	48,483
5,943	Cardinal Financial Corp.	130,389
694	Carolina Bank Holdings, Inc.*	12,131
14,611	Cascade Bancorp*	80,945
12,124	Cathay General Bancorp	341,897
9,115	Centerstate Banks, Inc.	143,561
7,062	Central Pacific Financial Corp.	166,663
1,141	Central Valley Community Bancorp	15,974
511	Century Bancorp, Inc.	21,631
6,584	Chemical Financial Corp.^	245,517
940	Chemung Financial Corp.	27,589
2,509	Citizens & Northern Corp.	50,732
261	Citizens First Corp.	3,717
718	Citizens Holding Co.	15,746
2,767	City Holding Co.	125,815
797	Civista Bancshares, Inc.	10,441
2,916	CNB Financial Corp.	51,905
993	Coastway Bancorp, Inc.*	12,363
7,635	CoBiz Financial, Inc.	89,330
72	Codorus Valley Bancorp, Inc.	1,467
56	Colony Bankcorp, Inc.*	533
12,090	Columbia Banking System, Inc.	339,245
7,905	Community Bank System, Inc.^	324,816
3,296	Community Bankers Trust Corp.*	17,073
3,524	Community Trust Bancorp, Inc.	122,142
525	Community West Bancshares	3,848
1,609	CommunityOne Bancorp*	20,338
6,029	ConnectOne Bancorp, Inc.	94,595
3,386	CU Bancorp*	76,964
5,436	Customers Bancorp, Inc.*^	136,607
19,553	CVB Financial Corp.^	320,474
130	DNB Financial Corp.	3,068
609	Eagle Bancorp Montana, Inc.	7,740
5,394	Eagle Bancorp, Inc.*^	259,505
2,246	Eastern Virginia Bankshares, Inc.	16,957
4,068	Enterprise Financial Services Corp.	113,457
534	Evans Bancorp, Inc.	13,158
39,959	F.N.B. Corp.	501,085
1,185	Farmers Capital Bank Corp.^	32,410
2,817	Farmers National Banc Corp.	24,790
242	Fauquier Bankshares, Inc.^	3,516
886	FCB Financial Holdings, Inc., Class A*	30,124
4,354	Fidelity Southern Corp.	68,227
2,803	Financial Institutions, Inc.	73,074
3,983	First Bancorp	70,021
40,945	First Bancorp*	162,552
2,165	First Bancorp, Inc.	46,634
965	First Bancshares, Inc. (The)	16,666
7,037	First Busey Corp.	150,521
1,768	First Business Financial Services, Inc.	41,495
1,961	First Citizens BancShares, Inc., Class A	507,722
3,400	First Commonwealth Financial Corp.	31,280

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,775	First Community Bankshares	$84,711
3,237	First Connecticut Bancorp, Inc.	53,605
11,758	First Financial Bancorp	228,693
9,925	First Financial Bankshares, Inc.	325,441
2,573	First Financial Corp.	94,223
9,082	First Horizon National Corp.	125,150
3,959	First Interstate BancSystem, Class A^	111,248
7,331	First Merchants Corp.	182,762
14,363	First Midwest Bancorp, Inc.	252,214
3,698	First NBC Bank Holding Co.*	62,089
2,085	First Niagara Financial Group, Inc.	20,308
2,791	First of Long Island Corp. (The)	80,018
28	First Savings Financial Group	967
888	First South Bancorp	8,294
208	First United Corp.*	2,047
3,511	FirstMerit Corp.	71,168
5,995	Flushing Financial Corp.	119,181
30,211	Fulton Financial Corp.^	407,848
2,996	German American Bancorp, Inc.	95,782
13,638	Glacier Bancorp, Inc.	362,498
2,755	Great Southern Bancorp, Inc.	101,852
926	Great Western Bancorp, Inc.	29,206
4,164	Guaranty Bancorp	69,539
11,291	Hancock Holding Co.	294,808
5,973	Hanmi Financial Corp.	140,306
38	Hawthorn Bancshares, Inc.	531
4,180	Heartland Financial USA, Inc.	147,512
6,099	Heritage Financial Corp.	107,220
6,833	Heritage Oaks Bancorp	54,254
5,347	Hertiage Commerce Corp.	56,304
19,107	Hilltop Holdings, Inc.*	401,056
25,400	Home Bancshares, Inc.	502,665
4,096	Hometrust Bancshares, Inc.*	75,776
1,862	Horizon Bancorp^	46,811
6,059	IBERIABANK Corp.	361,904
5,640	Independent Bank Corp.	257,748
3,427	Independent Bank Group, Inc.^	147,053
12,421	International Bancshares Corp.	324,064
7,529	Lakeland Bancorp, Inc.	85,680
3,357	Lakeland Financial Corp.	157,813
710	Landmark Bancorp, Inc.	17,984
1,512	LCNB Corp.	23,890
8,718	LegacyTexas Financial Group, Inc.^	234,601
5,613	Macatawa Bank Corp.	41,648
1,048	Mackinac Financial Corp.^	11,538
4,372	Mainsource Financial Group, Inc.^	96,403
13,922	MB Financial, Inc.	505,089
1,565	MBT Financial Corp.	12,520
3,441	Mercantile Bank Corp.	82,102
1,252	Merchants Bancshares, Inc.	38,161
303	Middleburg Financial Corp.	8,242
1,548	MidWestone Financial Group, Inc.^	44,211
892	MutualFirst Financial, Inc.	24,396
7,014	National Bank Holdings Corp.	142,805

Continued

3

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,309	National Bankshares, Inc.^	$45,710
8,052	NBT Bancorp, Inc.	230,529
378	Nicolet Bankshares, Inc.*	14,394
1,136	Northeast Bancorp	12,780
1,357	Northrim Bancorp, Inc.	35,676
406	Norwood Financial Corp.	11,368
8,023	OFG Bancorp	66,591
183	Ohio Valley Banc Corp.	4,000
2,179	Old Line Bancshares, Inc.	39,222
22,561	Old National Bancorp	282,689
1,004	Old Point Financial Corp.	19,257
3,314	Old Second Bancorp, Inc.	22,635
622	Opus Bank^	21,024
1,398	Orrstown Financial Services, Inc.	25,234
3,562	Pacific Continental Corp.	55,959
1,718	Pacific Mercantile Bancorp*	12,198
4,379	Pacific Premier Bancorp, Inc.*	105,096
2,480	Park National Corp.^	227,614
9,028	Park Sterling Corp.	64,009
1,230	Parke Bancorp, Inc.	15,892
3,098	Peapack-Gladstone Financial Corp.	57,344
968	Penns Woods Bancorp, Inc.	40,646
395	Peoples Bancorp	7,746
3,620	Peoples Bancorp, Inc.^	78,880
7,783	Pinnacle Financial Partners, Inc.	380,200
5	Polonia Bancorp, Inc.*	54
3,507	Popular, Inc.	102,755
2,669	Preferred Bank Los Angeles	77,067
869	Premier Financial Bancorp, Inc.	14,643
12,251	PrivateBancorp, Inc.	539,411
2,074	Prosperity Bancshares, Inc.^	105,753
1,199	QCR Holdings, Inc.	32,601
5,959	Renasant Co.	192,654
2,685	Republic Bancorp, Inc., Class A	74,187
7,724	Republic First Bancorp, Inc.*	33,290
6,576	S & T Bancorp, Inc.	160,783
320	Salisbury Bancorp, Inc.	9,530
4,544	Sandy Spring Bancorp, Inc.	132,049
552	SB Financial Group, Inc.	6,000
6,664	Seacoast Banking Corp.*	108,223
1,252	Select Bancorp, Inc.*	10,116
272	ServisFirst Bancshares, Inc.^	13,434
2,539	Shore Bancshares, Inc.	29,833
2,735	Sierra Bancorp	45,647
5,511	Simmons First National Corp., Class A	254,526
5,075	South State Corp.^	345,354
562	Southern First Bancshares, Inc.*	13,544
892	Southern National Bancorp	10,838
5,267	Southside Bancshares, Inc.	162,849
3,850	Southwest Bancorp	65,181
88	Southwest Georgia Financial Corp.	1,287
7,208	State Bank Financial Corp.	146,683
17,714	Sterling Bancorp	278,110
690	Stewardship Financial Corp.^	4,444
4,356	Stock Yards Bancorp, Inc.	122,970

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,351	Suffolk Bancorp	$73,610
682	Summit Financial Group, Inc.^	11,935
963	Summit State Bank	12,885
2,320	Sun Bancorp, Inc.*^	47,931
625	Sussex Bancorp	8,350
4,481	Talmer Bancorp, Inc., Class A	85,901
32,449	TCF Financial Corp.	410,479
7,656	Texas Capital Bancshares, Inc.*	357,995
2,982	Tompkins Financial Corp.	193,830
10,407	TowneBank	225,305
4,592	TriCo Bancshares	126,739
5,630	Tristate Capital Holdings, Inc.*	77,300
12,242	Trustmark Corp.	304,214
94	Two River Bancorp	1,021
8,136	UMB Financial Corp.^	432,916
8,368	Union Bankshares Corp.	206,773
249	Union Bankshares, Inc.^	9,054
450	United Bancshares, Inc.	8,010
10,605	United Bankshares, Inc.	397,794
3,880	United Community Banks, Inc.	70,965
883	United Security Bancshares*	5,669
908	United Security Bancshares, Inc.	8,081
38	Unity Bancorp, Inc.	483
4,045	Univest Corp.	85,026
36,275	Valley National Bancorp	330,828
3,386	Washington Trust Bancorp	128,397
435	WashingtonFirst Bankshare, Inc.	9,400
3,000	Webster Financial Corp.^	101,850
127	Wellesley Bank	2,578
6,741	WesBanco, Inc.^	209,308
3,230	West Bancorp	60,046
4,438	Westamerica Bancorp	218,616
13,346	Western Alliance Bancorp*	435,746
15,835	Wilshire Bancorp, Inc.	165,001
7,445	Wintrust Financial Corp.	379,695
190	Xenith Bankshares, Inc.*	1,511
9,878	Yadkin Financial Corp.^	247,839
154	Your Community Bankshares, Inc.	5,723

		26,845,771

Beverages (0.3%):
1,449	Coca-Cola Bottling Co. Consolidated^	213,684
3,530	MGP Ingredients, Inc.	134,952
5,334	National Beverage Corp.*^	335,029
1,100	Primo Water Corp.*	12,991
985	Willamette Valley Vineyards, Inc.*	8,264

		704,920

Biotechnology (0.8%):
383	Acorda Therapeutics, Inc.*^	9,768
1,600	Akebia Therapeutics, Inc.*	11,968
2,800	Amicus Therapeutics, Inc.*	15,288
7,111	Aviragen Therapeutics, Inc.*	9,955
1,372	Biospecifics Technologies Corp.*	54,798
996	Catalyst Biosciences, Inc.*	1,514
4,008	Celsion Corp.*	5,090

Continued

4

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
7,692	Emergent Biosolutions, Inc.*^	$216,299
3,411	Enanta Pharmaceuticals, Inc.*	75,213
519	Five Prime Therapeutics, Inc.*^	21,461
7,434	Fortress Biotech, Inc.*^	19,997
592	ImmuCell Corp.*^	4,085
13,719	Insys Therapeutics, Inc.*^	177,524
4,164	Ligand Pharmaceuticals, Inc., Class B*^	496,640
4,100	Mimedx Group, Inc.*	32,718
10,511	Myriad Genetics, Inc.*	321,637
5,759	Newlink Genetics Corp.*^	64,846
30,069	PDL BioPharma, Inc.	94,417
2,100	Spectrum Pharmaceuticals, Inc.*	13,797
5,663	Tenax Therapeutics, Inc.*	14,497
1,300	Vanda Pharmaceuticals, Inc.*	14,547

		1,676,059

Building Products (1.5%):
9,974	AAON, Inc.	274,385
1,048	Advanced Drainage Systems, Inc.^	28,684
3,236	American Woodmark Corp.*	214,806
6,085	Apogee Enterprises, Inc.^	282,039
3,226	Armstrong Flooring, Inc.*	54,681
6,453	Armstrong World Industries, Inc.*^	252,635
16,096	Builders FirstSource, Inc.*^	181,080
1,200	Continental Building Products, Inc.*	26,676
308	Continental Materials Corp.*	4,712
1,200	Gibraltar Industries, Inc.*	37,884
2,959	Insteel Industries, Inc.	84,598
13,446	NCI Building Systems, Inc.*	215,002
3,310	Nortek, Inc.*	196,316
3,163	Patrick Industries, Inc.*	190,697
9,618	PGT, Inc.*	99,065
12,217	Ply Gem Holdings, Inc.*	178,002
6,579	Quanex Building Products Corp.	122,304
10,108	Simpson Manufacturing Co., Inc.	404,016
5,142	Trex Co., Inc.*^	230,979
505	Universal Forest Products, Inc.	46,808

		3,125,369

Capital Markets (1.4%):
1,496	Artisan Partners Asset Management, Inc., Class A	41,409
1,290	Associated Capital Group, Inc., Class A^	36,997
10,780	BGC Partners, Inc., Class A	93,894
8,841	Cohen & Steers, Inc.	357,530
674	Diamond Hill Investment Group	126,995
4,900	Federated Investors, Inc., Class B	141,022
9,012	Financial Engines, Inc.^	233,140
1,290	GAMCO Investors, Inc., Class A	42,273
5,280	Greenhill & Co., Inc.^	85,008
141	Hennessy Advisors, Inc.	4,719
7,817	HFF, Inc., Class A	225,755
11,065	Interactive Brokers Group, Inc., Class A^	391,701
3,702	INTL FCStone, Inc.*	101,028
5,604	Janus Capital Group, Inc.^	78,008
12,834	KCG Holdings, Inc.*	170,692
37,431	Ladenburg Thalmann Financial Services, Inc.*	88,337

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
426	Moelis & Co., Class A	$9,585
3,479	NorthStar Asset Management Group, Inc.	35,521
2,724	Oppenheimer Holdings, Class A^	42,113
2,624	Pzena Investment Management, Inc.	19,969
4,108	Safeguard Scientifics, Inc.*	51,309
1,619	Silvercrest Asset Management Group, Inc., Class A	19,817
1,359	Stifel Financial Corp.*	42,741
2,746	U.S. Global Investors, Inc., Class A	4,668
1,678	Westwood Holdings, Inc.	86,920
23,029	WisdomTree Investments, Inc.^	225,454

		2,756,605

Chemicals (2.4%):
5,533	A. Schulman, Inc.	135,116
6,167	American Vanguard Corp.	93,183
12,413	Axiall Corp.	404,788
4,795	Balchem Corp.	286,022
7,340	Cabot Corp.	335,144
10,693	Calgon Carbon Corp.	140,613
1,278	Chase Corp.	75,491
13,772	Chemtura Corp.*	363,305
1,539	Core Molding Technologies, Inc.*	21,007
3,100	Ferro Corp.*	41,478
2,500	Flotek Industries, Inc.*	33,000
8,570	Futurefuel Corp.	93,242
9,993	H.B. Fuller Co.	439,592
2,133	Hawkins, Inc.	92,594
3,915	Innophos Holdings, Inc.	165,252
4,476	Innospec, Inc.	205,851
14,475	Intrepid Potash, Inc.*	20,844
2,259	KMG Chemicals, Inc.	58,711
6,900	Kraton Performance Polymers, Inc.*	192,717
14,416	Kronos Worldwide, Inc.^	75,684
4,373	LSB Industries, Inc.*^	52,826
6,222	Minerals Technologies, Inc.	353,410
893	Northern Technologies International Corp.*	9,859
8,167	Olin Corp.^	202,868
9,435	Omnova Solutions, Inc.*	68,404
3,179	PolyOne Corp.	112,028
2,538	Quaker Chemical Corp.	226,390
1,641	Sensient Technologies Corp.	116,577
4,494	Stepan Co.	267,528
279	TOR Minerals International, Inc.*	1,267
4,945	Trecora Resources*	51,576
649	Tredegar Corp.	10,462
324	Trinseo SA*	13,909
11,730	Tronox, Ltd., Class A^	51,729

		4,812,467

Commercial Services & Supplies (3.4%):
11,496	ABM Industries, Inc.	419,373
20,950	ACCO Brands Corp.*	216,414
675	Acme United Corp.	12,353
1,580	AMREP Corp.*	7,679

Continued

5

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
9,470	ARC Document Solutions, Inc.*	$36,838
9,672	Brady Corp., Class A	295,576
9,969	Brink’s Co. (The)	284,017
8,149	Casella Waste Systems, Inc.*	63,970
6,409	CECO Environmental Corp.	56,015
1,906	Clean Harbors, Inc.*	99,322
325	CompX International, Inc.	3,738
20,435	Covanta Holding Corp.	336,155
1,456	Deluxe Corp.	96,635
535	Ecology and Environment, Inc., Class A	5,468
1,100	Ennis, Inc.	21,098
6,861	Essendant, Inc.	209,672
4,057	G&K Services, Inc., Class A	310,644
2,600	Healthcare Services Group, Inc.^	107,588
9,584	Herman Miller, Inc.	286,466
8,569	HNI Corp.^	398,372
13,238	Interface, Inc.	201,880
4,059	Intersections, Inc.*^	8,686
7,526	Kimball International, Inc., Class B	85,646
10,221	Knoll, Inc.	248,166
5,746	Matthews International Corp., Class A^	319,707
4,949	McGrath Rentcorp	151,390
7,668	Mobile Mini, Inc.^	265,620
6,959	MSA Safety, Inc.	365,555
2,585	Multi-Color Corp.	163,889
2,566	NL Industries, Inc.*	6,595
2,198	Perma-Fix Environmental Services, Inc.*^	11,188
6,932	Quad Graphics, Inc.	161,446
4,781	R.R. Donnelley & Sons Co.	80,895
4,036	SP Plus Corp.*	91,133
17,925	Steelcase, Inc., Class A	243,242
5,496	Team, Inc.*	136,466
9,581	Tetra Tech, Inc.	294,568
6,115	Trc Companies, Inc.*	38,647
2,382	UniFirst Corp.	275,645
4,727	US Ecology, Inc.	217,206
1,974	Versar, Inc.*	2,132
3,364	Virco Manufacturing Co.*	14,633
1,098	Vse Corp.	73,346
13,364	West Corp.	262,736

		6,987,810

Communications Equipment (2.0%):
10,421	ADTRAN, Inc.	194,352
254	Bel Fuse, Inc., Class A	3,828
12,186	Brocade Communications Systems, Inc.	111,867
5,844	CalAmp Corp.*^	86,550
10,549	Calix, Inc.*	72,894
18,791	Ciena Corp.*	352,331
1,808	ClearOne, Inc.	20,250
316	Communications Systems, Inc.	2,203
6,496	EMCORE Corp.*	38,586
20,623	Finisar Corp.*	361,108
16,449	Harmonic, Inc.*	46,880
2,083	Infinera Corp.*^	23,496
6,247	InterDigital, Inc.	347,833
15,902	Ixia*	156,158

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
3,225	KVH Industries, Inc.*	$24,833
6,235	NETGEAR, Inc.*	296,412
5,267	NetScout Systems, Inc.*	117,191
3,837	Numerex Corp., Class A*^	28,739
4,400	Oclaro, Inc.*	21,472
131	Optical Cable Corp.	291
7,110	Plantronics, Inc.	312,840
26,104	Polycom, Inc.*	293,670
900	RELM Wireless Corp.	4,581
1,900	ShoreTel, Inc.*	12,711
1,547	Sonus Networks, Inc.*	13,443
11,725	Ubiquiti Networks, Inc.*^	453,288
8,427	ViaSat, Inc.*^	601,687
9,502	Viavi Solutions, Inc.*	62,998

		4,062,492

Construction & Engineering (1.4%):
5,777	Ameresco, Inc., Class A*	25,245
2,944	Argan, Inc.	122,824
8,169	Comfort Systems USA, Inc.	266,064
5,996	Dycom Industries, Inc.*^	538,201
10,153	Emcor Group, Inc.	500,137
6,170	Granite Construction, Inc.	281,044
2,141	IES Holdings, Inc.*	26,591
21,380	KBR, Inc.	283,071
3,281	MasTec, Inc.*^	73,232
3,758	MYR Group, Inc.*	90,493
1,267	NV5 Holdings, Inc.*	36,033
5,590	Orion Marine Group, Inc.*^	29,683
1,690	Primoris Services Corp.^	31,992
4,007	Valmont Industries, Inc.^	542,027

		2,846,637

Construction Materials (0.3%):
1,153	Eagle Materials, Inc., Class A	88,954
15,892	Headwaters, Inc.*	285,103
771	U.S. Lime & Minerals, Inc.	45,481
2,301	US Concrete, Inc.*^	140,154

		559,692

Consumer Finance (0.7%):
1,660	Asta Funding, Inc.*	17,546
2,191	Atlanticus Holdings Corp.*	6,376
5,694	Cash America International, Inc.	242,678
5,088	Consumer Portfolio Services, Inc.*	19,182
5,380	Emergent Capital, Inc.*	18,077
4,740	Encore Capital Group, Inc.*	111,532
10,502	EZCORP, Inc., Class A*	79,395
4,963	First Cash Financial Services, Inc.^	254,751
1,656	Green Dot Corp., Class A*	38,071
6,892	Nelnet, Inc., Class A	239,497
1,556	Nicholas Financial, Inc.*	15,996
7,665	PRA Group, Inc.*^	185,033
2,553	Regional Mgmt Corp.*	37,427
18,284	SLM Corp.*	112,995
2,325	The First Marblehead Corp.*	11,300
1,920	World Acceptance Corp.*	87,552

		1,477,408

Continued

6

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (0.3%):
1,065	AEP Industries, Inc.	$85,690
4,389	Greif, Inc., Class A^	163,578
1,383	Greif, Inc., Class B	75,719
6,167	Myers Industries, Inc.	88,805
2,227	Silgan Holdings, Inc.	114,601
1,431	UFP Technologies, Inc.*	32,255

		560,648

Distributors (0.6%):
12	AMCON Distributing Co.	1,075
7,236	Core Markt Holdngs Co., Inc.^	339,079
813	Educational Development Corp.	9,439
7,627	Pool Corp.	717,168
4,313	VOXX International Corp.*	12,033
2,157	Weyco Group, Inc.	59,921

		1,138,715

Diversified Consumer Services (0.7%):
3,469	American Public Education, Inc.*	97,479
9,431	Cambium Learning Group, Inc.*	42,534
2,216	Capella Education Co.	116,650
13,892	Career Education Corp.*	82,657
4,450	Carriage Services, Inc.	105,376
1,795	Collectors Universe, Inc.	35,451
2,251	DeVry Education Group, Inc.	40,158
9,229	Grand Canyon Education, Inc.*	368,421
5,298	Houghton Mifflin Harcourt Co.*	82,808
7,950	K12, Inc.*	99,296
2,382	Liberty Tax, Inc.^	31,728
1,526	National American University Holdings, Inc.	3,021
9,072	Sotheby’s^	248,573
2,208	Strayer Education, Inc.*	108,479
5,156	Universal Technical Institute, Inc.	11,653
2,231	Weight Watchers International, Inc.*	25,947

		1,500,231

Diversified Financial Services (0.2%):
8,611	Gain Capital Holdings, Inc.	54,422
500	MarketAxess Holdings, Inc.	72,700
2,591	Marlin Business Services, Inc.	42,233
6,056	Newstar Financial, Inc.*	50,992
2,000	PHH Corp.*	26,640
4,690	PICO Holdings, Inc.*	44,367
4,650	Resource America, Inc., Class A	45,198
2,849	Tiptree Financial, Inc., Class A	15,613
207	Value Line, Inc.	3,384

		355,549

Diversified Telecommunication Services (0.8%):
3,043	ATN International, Inc.	236,776
38,567	Cincinnati Bell, Inc.*	176,251
8,904	Cogent Communications Group, Inc.	356,694
1,958	Consolidated Communications Holdings, Inc.	53,336
5,399	FairPoint Communications, Inc.*	79,257
7,905	General Communication, Inc., Class A*	124,899
2,168	Hawaiian Telcom Holdco, Inc.*	45,940
4,421	IDT Corp.	62,734

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
6,657	Inteliquent, Inc.	$132,408
19,966	Iridium Communications, Inc.*^	177,298
4,669	Lumos Networks Corp.*	56,495
14,348	Orbcomm, Inc.*	142,763
2,393	Windstream Holdings, Inc.^	22,183

		1,667,034

Electric Utilities (1.5%):
8,605	ALLETE, Inc.	556,141
7,820	El Paso Electric Co.	369,651
8,314	Empire District Electric Co.^	282,427
3,043	Genie Energy, Ltd., Class B	20,601
1,728	IDACORP, Inc.	140,573
6,312	MGE Energy, Inc.^	356,723
7,596	Otter Tail Power Co.^	254,390
14,933	PNM Resources, Inc.	529,226
13,028	Portland General Electric Co.	574,795

		3,084,527

Electrical Equipment (0.9%):
1,815	Allied Motion Technologies, Inc.^	42,217
547	American Electric Technologies, Inc.*	1,368
4,166	AZZ, Inc.	249,876
1,985	Babcock & Wilcox Enterprises, Inc.*	29,160
4,188	Encore Wire Corp.	156,129
7,651	EnerSys	455,004
411	Espey Manufacturing & Electronics Corp.	10,690
9,178	Franklin Electric Co., Inc.^	303,332
3,600	Generac Holdings, Inc.*	125,856
9,772	General Cable Corp.^	124,202
4,871	LSI Industries, Inc.	53,922
53	Pioneer Power Solutions, Inc.*	284
2,209	Power Solutions International, Inc.*	39,431
1,064	Preformed Line Products Co.	42,975
1,228	Regal-Beloit Corp.	67,601
75	Servotronics, Inc.	733
5,936	Thermon Group Holdings, Inc.*	114,031
3,104	Ultralife Corp.*	15,551

		1,832,362

Electronic Equipment, Instruments & Components (3.7%):
2,011	ADDvantage Technologies Group, Inc.*	3,559
5,104	Anixter International, Inc.*	271,941
23,711	AVX Corp.	321,995
2,620	Badger Meter, Inc.	191,339
1,093	Belden, Inc.	65,984
2,106	Cognex Corp.	90,769
4,622	Coherent, Inc.*	424,207
4,974	Control4 Corp.*	40,588
4,147	CUI Global, Inc.*^	20,942
8,630	Daktronics, Inc.	53,938
1,365	Data I/O Corp.*	3,208
3,765	DTS, Inc.*	99,584
4,881	Electro Rent Corp.	75,216
6,222	Electro Scientific Industries, Inc.*	36,336
7,067	Fabrinet*	262,327

Continued

7

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,308	FARO Technologies, Inc.*	$111,910
4,036	FEI Co.	431,368
640	Frequency Electronics, Inc.*	5,952
2,274	Identiv, Inc.*	4,070
646	IEC Electronics Corp.*	2,681
12,345	II-VI, Inc.*	231,592
199	IntriCon Corp.*	1,063
7,287	Itron, Inc.*	314,070
9,073	KEMET Corp.*	26,584
13,352	Knowles Corp.*^	182,655
4,518	Littlelfuse, Inc.	533,983
2,151	LRAD Corp.	3,850
6,951	Mercury Computer Systems, Inc.*	172,802
710	Mesa Labs, Inc.	87,330
7,970	Methode Electronics, Inc., Class A	272,813
604	MOCON, Inc.	8,553
2,841	MTS Systems Corp.	124,549
4,940	Multi-Fineline Electronix, Inc.*	114,608
2,608	Napco Security Technologies, Inc.*	16,587
6,936	Novanta, Inc.*	105,080
4,239	OSI Systems, Inc.*	246,413
3,068	PAR Technology Corp.*	14,696
4,132	Park Electrochemical Corp.	60,038
1,176	PCM, Inc.*	13,101
1,875	Perceptron, Inc.*	8,775
6,457	Plexus Corp.*	278,942
17,874	QLogic Corp.*	263,463
7,482	RadiSys Corp.*	33,519
1,727	RF Industries, Ltd.	3,782
5,365	Rofin-Sinar Technologies, Inc.*	171,358
3,621	Rogers Corp.*	221,243
13,876	Sanmina Corp.*	372,016
5,440	ScanSource, Inc.*	201,878
5,389	SYNNEX Corp.^	510,985
1,300	Tech Data Corp.*^	93,405
17,962	TTM Technologies, Inc.*	135,254
3,996	VeriFone Systems, Inc.*	74,086
5,910	Vishay Intertechnology, Inc.^	73,225
989	Wayside Technology Group, Inc.	17,861
3,952	Wireless Telecom Group, Inc.*	5,296

		7,513,369

Energy Equipment & Services (0.9%):
483	Archrock, Inc.	4,550
4,888	Dril-Quip, Inc.*	285,606
4,145	Era Group, Inc.*	38,963
241	Exterran Corp.*	3,097
2,759	Fairmount Santrol Holdings, Inc.*	21,272
16,065	Forum Energy Technologies, Inc.*	278,085
2,888	Gulf Island Fabrication, Inc.	20,043
5,319	Matrix Service Co.*	87,710
46,696	McDermott International, Inc.*^	230,678
9,854	Nabors Industries, Ltd.	99,033
2,488	Natural Gas Services Group*	56,975
1,172	Noble Corp. plc^	9,657
627	Oceaneering International, Inc.	18,722

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
331	Oil States International, Inc.*	$10,883
24,893	Parker Drilling Co.*	57,005
5,660	Patterson-UTI Energy, Inc.	120,671
2,591	PHI, Inc.*	46,327
17,360	Rowan Cos. plc, Class A^	306,579
6,144	RPC, Inc.	95,416
6,144	Superior Energy Services, Inc.^	113,111
362	Tesco Corp.	2,422
2,800	TETRA Technologies, Inc.*	17,836
1,900	U.S. Silica Holdings, Inc.	65,493

		1,990,134

Food & Staples Retailing (0.6%):
5,068	Chefs’ Warehouse, Inc.*	81,088
2,697	Ingles Markets, Inc., Class A^	100,598
4,576	Natural Grocers by Vitamin Cottage, Inc.*	59,717
4,644	PriceSmart, Inc.	434,539
200	SpartanNash Co.	6,116
40,211	Supervalu, Inc.*	189,796
384	The Andersons, Inc.	13,647
1,964	Village Super Market, Inc., Class A	56,740
5,498	Weis Markets, Inc.	277,924

		1,220,165

Food Products (2.2%):
9,772	B&G Foods, Inc.^	471,010
3,316	Calavo Growers, Inc.	222,172
6,381	Cal-Maine Foods, Inc.^	282,806
1,318	Coffee Holding Co., Inc.*	7,447
4,149	Darling International, Inc.*	61,820
17,313	Dean Foods Co.	313,192
3,338	Farmer Brothers Co.*	107,016
1,933	Fresh Del Monte Produce, Inc.	105,213
122	Golden Enterprises, Inc.	880
3,984	Inventure Foods, Inc.*^	31,115
2,940	J & J Snack Foods Corp.	350,654
4,136	Lancaster Colony Corp.	527,795
1,000	Landec Corp.*^	10,760
2,855	Limoneira Co.^	50,305
8,643	Post Holdings, Inc.*	714,689
1,220	Rocky Mountain Chocolate Factory, Inc.	12,383
3,129	Sanderson Farms, Inc.	271,097
1,801	Seneca Foods Corp., Class A*	65,214
12	Seneca Foods Corp., Class B*	433
13,496	Snyders-Lance, Inc.	457,379
7,037	Tootsie Roll Industries, Inc.^	271,136

		4,334,516

Gas Utilities (2.1%):
2,993	Chesapeake Utilities Corp.	198,077
1,008	Delta Natural Gas Co., Inc.	27,156
2,109	Gas Natural, Inc.	14,742
16,136	New Jersey Resources Corp.	622,043
5,313	Northwest Natural Gas Co.	344,389
9,305	ONE Gas, Inc.	619,620
5,289	Piedmont Natural Gas Co., Inc.	317,975

Continued

8

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
79	RGC Resources, Inc.	$1,917
12,453	South Jersey Industries, Inc.	393,764
8,403	Southwest Gas Corp.	661,399
7,750	Spire, Inc.	549,010
8,161	WGL Holdings, Inc.	577,717

		4,327,809

Health Care Equipment (0.0%):
3,100	Accuray, Inc.*^	16,089

Health Care Equipment & Supplies (3.3%):
4,119	Abaxis, Inc.^	194,540
2,680	Analogic Corp.	212,899
7,252	AngioDynamics, Inc.*	104,211
2,934	Anika Therapeutics, Inc.*	157,409
354	Atrion Corp.	151,462
2,493	BioLife Solutions, Inc.*^	3,989
8,171	Cantel Medical Corp.	561,594
1,944	Chembio Diagnostics, Inc.*	15,921
283	CONMED Corp.	13,508
5,741	CryoLife, Inc.^	67,801
4,362	Cynosure, Inc., Class A*	212,189
5,289	Derma Sciences, Inc.*	20,839
1,118	Elctromed, Inc.*	4,315
2,798	Exactech, Inc.*	74,819
11,182	Globus Medical, Inc., Class A*^	266,467
4,562	Greatbatch, Inc.*	141,103
10,129	Haemonetics Corp.*	293,640
6,650	Halyard Health, Inc.*^	216,258
8,173	Hill-Rom Holdings, Inc.	412,328
2,860	ICU Medical, Inc.*	322,465
429	Inogen, Inc.*	21,497
6,735	Integra LifeSciences Holdings Corp.*	537,318
6,191	Invacare Corp.	75,097
2,006	IRIDEX Corp.*	29,669
249	Kewaunee Scientific CP	4,701
3,577	LeMaitre Vascular, Inc.	51,044
5,124	LivaNova plc*	257,379
9,316	Masimo Corp.*	489,230
7,819	Meridian Bioscience, Inc.	152,471
9,510	Merit Medical Systems, Inc.*	188,583
6,702	Natus Medical, Inc.*	253,336
5,417	Neogen Corp.*	304,706
7,822	NuVasive, Inc.*	467,130
1,520	Nuvectra Corp.*	11,248
1,700	OraSure Technologies, Inc.*	10,047
3,810	Orthofix International NV*	161,544
920	Quidel Corp.*	16,431
11,743	RTI Surgical, Inc.*	42,157
2,363	SeaSpine Holdings Corp.*	24,764
561	Span-America Medical System, Inc.	10,036
2,611	Surmodics, Inc.*	61,306
3,600	TransEnterix, Inc.*	4,392
754	Utah Medical Products, Inc.	47,502
3,061	Vascular Solutions, Inc.*	127,521
2,727	Wright Medical Group NV*	47,368

		6,844,234

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (2.7%):
400	Aac Holdings, Inc.*	$9,128
5,952	Aceto Corp.	130,289
3,936	AdCare Health Systems, Inc.	7,242
2,250	Addus HomeCare Corp.*	39,218
6,742	Air Methods Corp.*^	241,566
2,215	Alliance HealthCare Services, Inc.*	13,822
1,924	Almost Family, Inc.*	81,982
7,211	Amedisys, Inc.*	364,011
9,648	AMN Healthcare Services, Inc.*^	385,631
11,548	BioScrip, Inc.*	29,447
5,519	BioTelemetry, Inc.*	89,960
667	Brookdale Senior Living, Inc.*	10,298
6,359	Capital Senior Living Corp.*	112,364
2,499	Chemed Corp.^	340,639
4,148	CorVel Corp.*	179,111
10,170	Ensign Group, Inc. (The)	213,672
7,772	ExamWorks Group, Inc.*	270,854
9,962	Five Star Quality Care, Inc.*	23,311
2,165	Hanger Orthopedic Group, Inc.*	16,086
6,560	Healthways, Inc.*	75,768
3,529	InfuSystems Holdings, Inc.*	9,175
3,100	Kindred Healthcare, Inc.	34,999
3,640	LHC Group, Inc.*	157,539
2,129	LifePoint Hospitals, Inc.*	139,173
5,468	Magellan Health Services, Inc.*	359,630
2,314	National Healthcare Corp.	149,808
2,076	National Research Corp.	28,441
680	National Research Corp., Class A	22,569
11,027	Owens & Minor, Inc.	412,189
5,921	PharMerica Corp.*	146,012
3,184	Providence Service Corp.*	142,898
1,080	Psychemedics Corp.	14,839
8,932	RadNet, Inc.*	47,697
23,363	Select Medical Holdings Corp.*^	253,956
7,920	Surgical Care Affiliates, Inc.*^	377,546
3,363	Tenet Healthcare Corp.*	92,953
4,896	Triple-S Management Corp., Class B*	119,609
2,494	U.S. Physical Therapy, Inc.	150,164
16,336	Universal American Financial Corp.^	123,827
25	USMD Holdings, Inc.*	469

		5,417,892

Health Care Technology (0.5%):
28,399	Allscripts Healthcare Solutions, Inc.*^	360,668
558	Arrhythmia Research Technology, Inc.*	2,455
2,265	Computer Programs & Systems, Inc.	90,419
341	HealthStream, Inc.*	9,043
1,873	HMS Holdings Corp.*	32,984
7,444	Omnicell, Inc.*	254,808
12,253	Quality Systems, Inc.	145,933
3,415	Simulations Plus, Inc.	25,817

		922,127

Hotels, Restaurants & Leisure (3.5%):
19,237	Belmond, Ltd., Class A*	190,446
2	Biglari Holdings, Inc.*	807

Continued

9

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,326	BJ’s Restaurants, Inc.*	$189,609
22,654	Bloomin’ Brands, Inc.	404,826
3,750	Bob Evans Farms, Inc.	142,313
3,066	Bravo Brio Restaurant Group, Inc.*	25,111
1,821	Brinker International, Inc.^	82,910
2,604	Buffalo Wild Wings, Inc.*^	361,826
6,311	Caesars Entertainment Corp.*^	48,532
7,247	Carrols Restaurant Group, Inc.*	86,239
4,585	Century Casinos, Inc.*	28,565
8,752	Cheesecake Factory, Inc. (The)	421,320
2,525	Choice Hotels International, Inc.	120,241
3,316	Chuy’s Holdings, Inc.*^	114,767
13,086	ClubCorp Holdings, Inc.	170,118
992	Dave & Buster’s Entertainment, Inc.*	46,416
4,785	Del Frisco’s Restaurant Group, Inc.*	68,521
17,503	Denny’s Corp.*	187,807
10,097	Diamond Resorts International, Inc.*^	302,506
3,946	DineEquity, Inc.	334,542
3,712	Dover Motorsports, Inc.	8,055
1,300	El Pollo Loco Holdings, Inc.*	16,900
1,421	Famous Dave’s of America, Inc.*	7,148
4,681	Fiesta Restaurant Group, Inc.*	102,093
378	Flanigan’s Enterprises, Inc.	7,817
1,000	International Speedway Corp., Class A	33,450
11,024	Interval Leisure Group, Inc.	175,282
406	Intrawest Resorts Holdings, Inc.*	5,270
1,968	Jack in the Box, Inc.	169,091
3,569	Jamba, Inc.*	36,725
11,400	Krispy Kreme Doughnuts, Inc.*	238,944
5,681	Luby’s, Inc.*	28,519
5,459	Marriott Vacations Worldwide Corp.^	373,886
906	Nathans Famous, Inc.*	40,317
5,627	Noodles & Co.*	55,032
7,621	Papa John’s International, Inc.	518,227
3,385	Pinnacle Entertainment, Inc.*	37,506
4,612	Popeyes Louisiana Kitchen, Inc.*	252,000
1,200	Potbelly Corp.*	15,048
2,069	RCI Hospitality Holdings, Inc.	21,083
3,993	Red Lion Hotels Corp.*	28,989
2,920	Red Robin Gourmet Burgers*	138,496
1,865	Ruby Tuesday, Inc.*	6,733
6,932	Ruth’s Hospitality Group, Inc.	110,565
12,460	SeaWorld Entertainment, Inc.	178,552
10,061	Sonic Corp.^	272,150
7,036	Speedway Motorsports, Inc.	124,889
14,165	Texas Roadhouse, Inc.^	645,923
4,346	Town Sports International Holdings, Inc.*	11,821
12,944	Wendy’s Co. (The)^	124,521

		7,112,454

Household Durables (1.5%):
6,075	CalAtlantic Group, Inc.^	223,013
1,790	Cavco Industries, Inc.*	167,723
3,024	Dixie Group, Inc. (The)*	10,765
5,391	Ethan Allen Interiors, Inc.	178,119

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
1,000	Helen of Troy, Ltd.*	$102,840
1,015	Installed Building Products, Inc.*	36,834
4,930	iRobot Corp.*^	172,944
13,639	KB Home	207,449
1,138	Koss Corp.*	2,310
10,610	La-Z-Boy, Inc.	295,171
1,000	LGI Homes, Inc.*	31,940
4,723	Libbey, Inc.	75,048
2,704	Lifetime Brands, Inc.	39,451
8,004	M.D.C. Holdings, Inc.	194,817
5,003	M/I Homes, Inc.*	94,206
6,646	Meritage Corp.*	249,492
723	P & F Industries, Inc., Class A	6,760
5,555	Skullcandy, Inc.*	34,108
1,301	Skyline Corp.*	12,229
3,040	Stanley Furniture Co., Inc.*	7,448
6,650	Taylor Morrison Home Corp., Class A*	98,686
27,491	TRI Pointe Homes, Inc.*^	324,945
1,444	Tupperware Brands Corp.^	81,268
2,986	Universal Electronics, Inc.*	215,828
5,711	William Lyon Homes, Class A*^	92,061
5,830	Zagg, Inc.*^	30,608

		2,986,063

Household Products (0.5%):
1,300	Central Garden & Pet Co., Class A*	28,223
2,357	Energizer Holdings, Inc.^	121,362
28,096	HRG Group, Inc.*^	385,758
1,767	Ocean Bio-Chem, Inc.	4,064
1,013	Oil-Dri Corp.	34,979
1,770	Orchids Paper Products Co.	62,959
2,773	WD-40 Co.	325,689

		963,034

Independent Power and Renewable Electricity Producers (0.4%):
24,688	Atlantic Power Corp.	61,226
379	Dynegy, Inc.*^	6,534
1,300	NRG Yield, Inc., Class A	19,786
2,359	NRG Yield, Inc., Class C	36,777
9,784	Ormat Technologies, Inc.^	428,147
11,048	Pattern Energy Group, Inc.^	253,773
292	Talen Energy Corp.*	3,957

		810,200

Industrial Conglomerates (0.1%):
7,539	Raven Industries, Inc.	142,789

Insurance (3.3%):
3,320	Allied World Assurance Co. Holdings AG	116,665
8,603	AMBAC Financial Group, Inc.*	141,605
15,687	American Equity Investment Life Holding Co.	223,540
4,983	American National Insurance Co.	563,825
3,531	Amerisafe, Inc.	216,168
4,599	Argo Group International Holdings, Ltd.	238,693
10,758	Aspen Insurance Holdings, Ltd.	498,955
180	Baldwin & Lyons, Inc., Class A	4,104
10,012	Citizens, Inc.*^	76,091

Continued

10

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
3,701	Crawford & Co.	$31,421
4,636	Crawford & Co., Class A	35,373
2,891	Donegal Group, Inc., Class A	47,673
3,537	EMC Insurance Group, Inc.	98,046
6,923	Employers Holdings, Inc.	200,905
2,685	Enstar Group, Ltd.*^	434,943
1,969	FBL Financial Group, Inc., Class A	119,459
2,805	Federated National Holding Co.	53,407
4,344	First Acceptance Corp.*	6,082
1,050	Global Indemnity plc*	28,907
5,938	Greenlight Capital Re, Ltd.*^	119,710
3,907	Hallmark Financial Services, Inc.*	45,282
2,122	HCI Group, Inc.	57,888
569	Heritage Insurance Holdings, Inc.	6,811
3,033	Independence Holding Co.	54,503
407	Investors Title Co.	38,767
1,100	Kemper Corp.^	34,078
1,473	Kingstone Co., Inc.	13,036
14,105	Maiden Holdings, Ltd.^	172,645
19,983	MBIA, Inc.*	136,484
2,252	Mercury General Corp.	119,716
4,364	National General Holdings Corp.	93,477
2,707	National Interstate Corp.	81,887
630	National Western Life Group, Inc., Class A	123,020
4,777	Onebeacon Insurance Group, Ltd.	65,923
8,529	Primerica, Inc.^	488,200
9,224	ProAssurance Corp.	493,945
7,601	RLI Corp.	522,797
2,200	Selective Insurance Group, Inc.	84,062
5,641	State Auto Financial Corp.	123,594
884	State National Companies, Inc.	9,309
4,387	Stewart Information Services Corp.	181,666
204	The National Security Group, Inc.	3,696
4,299	United Insurance Holdings Co.	70,418
7,025	Universal Insurance Holdings, Inc.	130,525

		6,407,301

Internet & Catalog Retail (0.5%):
5,568	1-800 Flowers.com, Inc., Class A*^	50,223
2,452	Blue Nile, Inc.	67,136
3,666	CafePress, Inc.*	11,365
500	FTD Cos., Inc.*^	12,480
3,872	Gaiam, Inc., Class A*	29,969
1,516	HSN, Inc.^	74,178
1,300	Lands’ End, Inc.*^	21,346
9,956	Liberty TripAdvisor Holdings, Inc., Class A*	217,837
5,809	Nutri/System, Inc.	147,316
4,500	Overstock.com, Inc.*	72,495
4,061	PetMed Express, Inc.	76,184
6,028	Shutterfly, Inc.*^	280,966

		1,061,495

Internet Software & Services (1.5%):
8,035	Actua Corp.*	72,556
2,600	Angie’s List, Inc.*	16,926
778	Bankrate, Inc.*	5,819

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
3,300	Bazaarvoice, Inc.*	$13,233
1,300	Blucora, Inc.*	13,468
4,673	Cimpress NV*	432,159
3,938	Demand Media, Inc.*	20,359
1,381	DHI Group, Inc.*	8,604
22,941	EarthLink Holdings Corp.	146,822
16,416	Endurance International Group Holdings, Inc.*^	147,580
3,423	Envestnet, Inc.*^	114,020
3,427	GrubHub, Inc.*^	106,477
6,758	GTT Communications, Inc.*	124,888
12,029	Internap Network Services Corp.*	24,780
11,399	Intralinks Holdings, Inc.*	74,094
4,991	Inuvo, Inc.*	6,987
20,076	Limelight Networks, Inc.*	29,913
6,655	Marchex, Inc., Class B, Class B*	21,163
18,228	Monster Worldwide, Inc.*	43,565
12,232	NIC, Inc.	268,370
8,938	QuinStreet, Inc.*	31,730
1,839	Qumu Corp.*	8,165
3,698	Rackspace Hosting, Inc.*^	77,140
7,302	RealNetworks, Inc.*^	31,472
2,319	Reis, Inc.	57,743
11,176	RetailMeNot, Inc.*	86,167
6,137	Shutterstock, Inc.*	281,075
5,449	Synacor, Inc.*	16,783
6,723	TechTarget*	54,456
2,980	Travelzoo, Inc.*	23,900
8,928	Tremor Video, Inc.*	16,428
1,900	Truecar, Inc.*^	14,915
10,240	Web.com Group, Inc.*	186,163
7,155	WebMD Health Corp.*	415,777
6,743	YuMe, Inc.*	24,814

		3,018,511

IT Services (2.3%):
13,666	Acxiom Corp.*	300,515
8,820	Blackhawk Network Holdings, Inc.*	295,382
885	CACI International, Inc., Class A*	80,013
7,520	Cardtronics, Inc.*^	299,371
368	Cartesian, Inc.*	368
2,101	Cass Information Systems, Inc.	108,622
12,401	CIBER, Inc.*	18,602
4,134	Convergys Corp.^	103,350
2,851	CoreLogic, Inc.*	109,706
6,937	CSG Systems International, Inc.	279,630
758	CSP, Inc.	6,155
4,471	Datalink Corp.*	33,533
5,311	Euronet Worldwide, Inc.*	367,467
12,959	Everi Holdings, Inc.*	14,903
6,724	Exlservice Holdings, Inc.*	352,405
3,658	Forrester Research, Inc.	134,834
6,015	Hackett Group, Inc. (The)	83,428
3,433	Higher One Holdings, Inc.*	17,543
2,498	Innodata, Inc.*	6,120
2,231	JetPay Corp.*	5,087

Continued

11

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,501	Leidos Holdings, Inc.	$71,853
13,312	Lionbridge Technologies, Inc.*	52,582
4,432	ManTech International Corp., Class A	167,618
10,553	ModusLink Global Solutions, Inc.*	12,980
1,690	NCI, Inc., Class A	23,745
8,002	NeuStar, Inc., Class A*	188,127
7,061	Perficient, Inc.*	143,409
3,459	PFSweb, Inc.*	32,861
8,772	Science Applications International Corp.	511,845
17,035	Servicesource International, Inc.*^	68,651
719	StarTek, Inc.*	3,142
8,310	Sykes Enterprises, Inc.*	240,658
9,446	TeleTech Holdings, Inc.	256,270
2,750	Travelport Worldwide, Ltd.	35,448
9,346	Unisys Corp.*^	68,039
5,980	Virtusa Corp.*	172,702
742	WEX, Inc.*	65,793

		4,732,757

Leisure Products (0.5%):
2,626	Arctic Cat, Inc.^	44,642
3,800	Callaway Golf Co.	38,798
2,916	Escalade, Inc.	29,860
1,779	Marine Products Corp.	15,050
6,427	Nautilus Group, Inc.*	114,658
8,613	Smith & Wesson Holding Corp.*^	234,101
2,827	Sturm, Ruger & Co., Inc.^	180,956
3,712	Summer Infant, Inc.*	6,162
9,121	Vista Outdoor, Inc.*	435,346

		1,099,573

Life Sciences Tools & Services (0.4%):
1,740	Albany Molecular Research, Inc.*	23,386
173	Bioanalytical Systems, Inc.*	202
1,955	Bruker Corp.	44,457
6,073	Cambrex Corp.*	314,156
1,114	Charles River Laboratories International, Inc.*	91,838
7,018	Harvard Bioscience, Inc.*	20,071
1,420	INC Research Holdings, Inc., Class A*	54,145
8,017	Luminex Corp.*	162,184
1,866	PAREXEL International Corp.*	117,334

		827,773

Machinery (4.3%):
1,737	Actuant Corp., Class A^	39,274
5,474	Albany International Corp., Class A	218,577
4,780	Altra Industrial Motion Corp.	128,964
1,974	ARC Group Worldwide, Inc.*	4,501
806	Art’s-Way Manufacturing Co.*	2,386
4,615	Astec Industries, Inc.	259,132
9,238	Barnes Group, Inc.	305,963
1,300	Briggs & Stratton Corp.	27,534
5,532	Chart Industries, Inc.*	133,487
3,222	CIRCOR International, Inc.	183,622
1,884	CLARCOR, Inc.	114,604
407	Colfax Corp.*	10,769

Shares		Fair Value
Common Stocks, continued
Machinery, continued
4,061	Columbus McKinnon Corp.	$57,463
5,999	Commercial Vehicle Group, Inc.*	31,195
1,147	Crane Co.	65,058
4,549	Douglas Dynamics, Inc.	117,046
5,136	EnPro Industries, Inc.	227,987
4,907	ESCO Technologies, Inc.	195,986
13,278	Federal Signal Corp.	171,021
2,463	FreightCar America, Inc.	34,605
1,177	Gencor Industries, Inc.*	18,267
4,267	Global Brass & Copper Holdings, Inc.	116,446
5,229	Gorman-Rupp Co. (The)^	143,327
5,126	Greenbrier Cos, Inc.^	149,320
2,648	Hardinge, Inc.	26,639
14,768	Harsco Corp.	98,060
10,601	Hillenbrand, Inc.	318,454
1,304	Hurco Cos, Inc.	36,290
2,514	Hyster-Yale Materials Handling, Inc., Class A^	149,558
1,180	ITT, Inc.	37,736
5,895	John Bean Technologies Corp.	360,892
3,600	Joy Global, Inc.^	76,104
11,069	Kennametal, Inc.	244,736
143	Key Technology, Inc.*	1,317
2,094	L.B. Foster Co., Class A	22,804
2,164	Lindsay Corp.	146,849
3,228	Manitex International, Inc.*^	22,370
22,663	Manitowoc Co., Inc. (The)^	123,513
22,663	Manitowoc Foodservice, Inc.*	399,323
18,712	Meritor, Inc.*	134,726
11,220	Mueller Industries, Inc.	357,694
31,468	Mueller Water Products, Inc., Class A	359,365
932	Navistar International Corp.*	10,895
3,826	NN, Inc.^	53,526
158	Omega Flex, Inc.	6,010
1,213	OshKosh Corp.	57,872
3,838	Proto Labs, Inc.*^	220,915
4,258	RBC Bearings, Inc.*^	308,705
15,780	Rexnord Corp.*	309,761
619	SPX Corp.	9,192
2,576	Standex International Corp.	212,855
4,988	Sun Hydraulics Corp.	148,094
1,746	Supreme Industires, Inc., Class A	23,920
466	Taylor Devices, Inc.*	8,299
3,528	Tennant Co.	190,053
17,714	Terex Corp.	359,771
2,964	Timken Co.	90,876
12,067	Titan International, Inc.	74,815
8,325	TriMas Corp.*	149,850
14,073	Wabash National Corp.*^	178,727
4,945	Watts Water Technologies, Inc., Class A	288,096
9,604	Westport Fuel Systems, Inc.*	16,059
1,738	Woodward, Inc.^	100,178
572	WSI Industries, Inc.	1,727
3,110	Xerium Technologies, Inc.*	19,842

		8,513,002

Continued

12

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Marine (0.1%):
9,208	Matson, Inc.	$297,326

Media (2.0%):
3,904	A.H. Belo Corp., Class A	19,520
3,570	AMC Entertainment Holdings, Inc., Class A	98,568
2,527	Ballantyne Strong, Inc.*	13,216
478	Beasley Broadcast Group, Inc., Class A	2,012
5,030	Carmike Cinemas, Inc.*	151,504
27,534	Central Eurpoean Media Enterprises*	58,097
229	Daily Journal Corp.*	54,271
15,406	DreamWorks Animation SKG, Inc., Class A*	629,642
14,420	E.W. Scripps Co. (The), Class A*^	228,413
6,578	Entercom Communications Corp.	89,263
12,748	Entravision Communications Corp., Class A	85,667
5,016	Gannett Co., Inc.	69,271
338	Global Eagle Entertainment, Inc.*	2,244
12,378	Gray Television, Inc.*	134,301
12,577	Harte-Hanks, Inc.	19,997
3,107	Hemisphere Media Group*	36,663
2,441	Insignia Systems, Inc.*	5,321
1,434	John Wiley & Sons, Inc., Class A	74,826
11,327	Lee Enterprises, Inc.*	21,635
23,524	Media General, Inc.*	404,378
6,783	Meredith Corp.^	352,106
1,796	MSG Networks, Inc., Class A*	27,551
12,512	National CineMedia, Inc.	193,686
31,273	New York Times Co. (The), Class A^	378,403
5,349	Nexstar Broadcasting Group, Inc., Class A	254,505
8,158	Radio One, Inc., Class D*	26,024
4,315	Reading International, Inc., Class A*	53,894
4,983	Regal Entertainment Group, Class A^	109,825
654	Scholastic Corp.	25,905
10,044	Sinclair Broadcast Group, Inc., Class A	299,914
5,951	Sizmek, Inc.*	13,628
860	Spanish Broadcasting System, Inc., Class A*	3,062
14,454	Time, Inc.	237,913
1,300	World Wrestling Entertainment, Inc., Class A	23,933

		4,199,158

Metals & Mining (1.3%):
4,100	Allegheny Technologies, Inc.^	52,275
2,124	Ampco-Pittsburgh Corp.	24,022
7,178	Carpenter Technology Corp.	236,372
7,500	Cliffs Natural Resources, Inc.*	42,525
28,144	Coeur d’Alene Mines Corp.*	300,015
19,950	Commercial Metals Co.^	337,155
4,881	Compass Minerals International, Inc.^	362,121
14,656	Ferroglobe plc	126,188
1,659	Handy & Harman, Ltd.*	43,449
2,509	Haynes International, Inc.^	80,489
66,253	Hecla Mining Co.	337,890
1,000	Kaiser Aluminum Corp.	90,410
4,433	Materion Corp.	109,761
10,100	McEwen Mining, Inc.	38,885
1,000	Schnitzer Steel Industries, Inc., Class A	17,600
21,462	Stillwater Mining Co.*^	254,539

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
1,789	Synalloy Corp.	$13,704
5,315	United States Steel Corp.	89,611
1,458	Universal Stainless & Alloy Products, Inc.*	15,892
2,622	Worthington Industries, Inc.	110,911

		2,683,814

Multiline Retail (0.4%):
9,787	Big Lots, Inc.^	490,427
800	Fred’s, Inc.	12,888
4,032	Gordmans Stores, Inc.*	5,201
42,760	J.C. Penney Co., Inc.*^	379,709

		888,225

Multi-Utilities (0.8%):
11,208	Avista Corp.	502,118
7,967	Black Hills Corp.	502,240
8,085	NorthWestern Corp.	509,921
2,808	Unitil Corp.	119,817

		1,634,096

Oil, Gas & Consumable Fuels (2.2%):
21,749	Abraxas Petroleum Corp.*	24,576
885	Adams Resources & Energy, Inc.	34,073
13,025	Alon USA Energy, Inc.^	84,402
901	Barnwell Industries, Inc.*	1,397
2,200	Bill Barrett Corp.*	14,058
12,862	Callon Petroleum Co.*	144,440
8,634	Carrizo Oil & Gas, Inc.*^	309,529
18,173	Clean Energy Fuel Corp.*	63,060
4,250	Delek US Holdings, Inc.	56,143
12,600	Denbury Resources, Inc.^	45,234
17,477	DHT Holdings, Inc.	87,909
1,100	Dorian LPG, Ltd.*	7,755
416	Earthstone Energy, Inc.*	4,484
336	Enlink Midstream LLC	5,346
15,405	Gaslog, Ltd.	199,957
16,205	Gastar Exploration, Inc.*	17,826
677	Green Plains Renewable Energy, Inc.	13,350
944	Gulfport Energy Corp.*	29,509
5,913	Hallador Energy Co.^	27,318
72	Isramco, Inc.*	5,922
4,778	Kosmos Energy LLC*	26,040
2,328	Laredo Petroleum Holdings, Inc.*^	24,397
11,722	Matador Resources Co.*^	232,096
2,084	Memorial Resource Development Corp.*	33,094
13,281	Nordic American Tankers, Ltd.^	184,473
5,100	Oasis Petroleum, Inc.*^	47,634
5,278	Pacific Ethanol, Inc.*^	28,765
3,313	Panhandle Oil & Gas, Inc., Class A	55,228
1,500	Par Pacific Holdings, Inc.*	23,010
3,987	Parsley Energy, Inc., Class A*	107,888
13,535	PBF Energy, Inc., Class A	321,862
6,977	PDC Energy, Inc.*	401,945
6	PrimeEnergy Corp.*	362
872	QEP Resources, Inc.	15,373
8,896	Renewable Energy Group, Inc.*	78,552

Continued

13

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
23,160	Rice Energy, Inc.*	$510,446
16,077	RSP Permian, Inc.*^	560,927
30,817	Scorpio Tankers, Inc.	129,431
13,558	Ship Finance International^	199,845
3,702	SM Energy Co.^	99,954
19,083	Synergy Resources Corp.*	127,093
24	Teekay Shipping Corp.	171
20,316	Teekay Tankers, Ltd.^	60,542
382	Western Refining, Inc.	7,881
766	World Fuel Services Corp.	36,377

		4,489,674

Paper & Forest Products (1.1%):
8,404	Boise Cascade Co.*	192,872
3,920	Clearwater Paper Corp.*	256,250
2,743	Deltic Timber Corp.	184,138
8,903	Domtar Corp.	311,694
17,018	KapStone Paper & Packaging Corp.	221,404
27,350	Louisiana-Pacific Corp.*	474,522
12,185	Mercer International, Inc.	97,236
3,188	Neenah Paper, Inc.	230,716
1,569	P.H. Glatfelter Co.	30,690
19,331	Resolute Forest Products*	102,261
5,248	Schweitzer-Mauduit International, Inc.	185,149

		2,286,932

Personal Products (0.5%):
13,013	Avon Products, Inc.	49,189
1,214	CCA Industries, Inc.*	3,958
6,057	Elizabeth Arden, Inc.*	83,344
6,225	Inter Parfums, Inc.	177,848
537	Mannatech, Inc.*	10,869
2,454	Medifast, Inc.	81,645
1,387	Natural Alternatives International, Inc.*	15,312
3,757	Natures Sunshine Products, Inc.	35,804
2,817	Nu Skin Enterprises, Inc., Class A	130,117
1,924	Nutraceutical International Corp.*	44,541
7,643	Revlon, Inc.*	245,952
340	United-Guardian, Inc.	5,464
1,998	Usana Health Sciences, Inc.*	222,637

		1,106,680

Pharmaceuticals (0.9%):
1,290	Akorn, Inc.*	36,746
740	Amphastar Pharmaceuticals, Inc.*	11,929
3,321	Catalent, Inc.*	76,350
3,415	Cumberland Pharmaceuticals, Inc.*	15,368
7,416	DepoMed, Inc.*	145,502
8,459	Endocyte, Inc.*	27,153
1,850	Impax Laboratories, Inc.*	53,317
2,063	Juniper Pharmaceuticals, Inc.*	14,462
6,915	Lannett Co., Inc.*^	164,508
2,617	Lipocine, Inc.*^	7,956
10,079	Medicines Co. (The)*^	338,956
4,297	Nektar Therapeutics*	61,146
8,913	Prestige Brands Holdings, Inc.*	493,779

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
10,064	Sciclone Pharmaceuticals, Inc.*	$131,436
8,872	Sucampo Pharmaceuticals, Inc., Class A*	97,326
6,671	Supernus Pharmaceuticals, Inc.*	135,888

		1,811,822

Professional Services (1.8%):
1,888	Acacia Research Corp.	8,307
6,011	Advisory Board Co. (The)*	212,729
9,962	CBIZ, Inc.*	103,704
3,999	CDI Corp.	24,394
5,482	CEB, Inc.	338,130
5,264	Exponent, Inc.	307,470
3,358	Franklin Covey Co.*	51,478
7,585	FTI Consulting, Inc.*	308,558
3,469	GP Strategies Corp.*	75,243
3,665	Heidrick & Struggles International, Inc.	61,865
10,200	Hill International, Inc.*	41,514
4,139	Huron Consulting Group, Inc.*	250,078
3,916	ICF International, Inc.*	160,164
5,180	Insperity, Inc.	400,052
1,000	Kelly Services, Inc., Class A	18,970
6,020	Kforce, Inc.	101,678
9,173	Korn/Ferry International	189,881
666	Mastech Holdings, Inc.*	4,429
5,737	Mistras Group, Inc.*	136,942
8,912	Navigant Consulting, Inc.*	143,929
9,845	On Assignment, Inc.*	363,773
7,538	Resources Connection, Inc.	111,412
11,029	RPX Corp.*	101,136
2,100	TriNet Group, Inc.*	43,659
8,247	Trueblue, Inc.*	156,033
4,212	Volt Information Sciences, Inc.*	24,893
1,576	Willdan Group, Inc.*	16,737

		3,757,158

Real Estate Management & Development (0.4%):
9,258	Alexander & Baldwin, Inc.	334,584
395	CKX Lands, Inc.*	4,479
1,201	Consolidated-Tomoka Land Co.	57,011
6,777	Forestar Group, Inc.*^	80,579
232	FRP Holdings, Inc.*	8,004
376	Griffin Industrial Realty, Inc.	11,524
10	J.W. Mays, Inc.*	494
4,922	Kennedy-Wilson Holdings, Inc.	93,321
5,788	Marcus & Millichap, Inc.*^	147,073
1,035	Maui Land & Pineapple Co.*	7,473
308	Stratus Properties, Inc.*	5,769
4,276	Tejon Ranch Co.*	101,085
2,900	The St. Joe Co.*^	51,388
256	Transcontinental Realty Investors, Inc.*	2,496

		905,280

Road & Rail (0.9%):
4,878	Celadon Group, Inc.	39,853
3,190	Covenant Transportation Group, Inc., Class A*	57,643
15,171	Heartland Express, Inc.^	263,824

Continued

14

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
14,096	Knight Transportation, Inc.^	$374,672
6,718	Landstar System, Inc.^	461,258
1,020	Marten Transport, Ltd.	20,196
927	Providence & Worcester Railroad Co.	15,110
7,758	Roadrunner Transportation System, Inc.*	57,875
4,517	Saia, Inc.*	113,557
3,673	Swift Transportation Co.*^	56,601
4,455	Universal Truckload Services, Inc.	57,470
1,872	USA Truck, Inc.*	32,779
12,658	Werner Enterprises, Inc.^	290,754
6,083	YRC Worldwide, Inc.*	53,530

		1,895,122

Semiconductors & Semiconductor Equipment (3.1%):
8,642	Advanced Energy Industries, Inc.*	328,050
5,402	Alpha & Omega Semiconductor, Ltd.*	75,250
37,095	Amkor Technology, Inc.*	213,296
12,388	Axcelis Technologies, Inc.*	33,324
2,342	AXT, Inc.*	7,471
2,500	Brooks Automation, Inc.	28,050
4,923	Cabot Microelectronics Corp.	208,440
1,570	CEVA, Inc.*	42,657
11,990	Cirrus Logic, Inc.*	465,092
5,200	Cohu, Inc.	56,420
4,452	Cree, Inc.*^	108,807
2,305	Cypress Semiconductor Corp.^	24,318
9,165	Diodes, Inc.*	172,210
4,487	DSP Group, Inc.*	47,607
21,095	Entegris, Inc.*	305,245
9,555	Exar Corp.*	76,918
13,728	FormFactor, Inc.*^	123,416
4,679	GSI Technology, Inc.*	19,511
24,195	Integrated Device Technology, Inc.*	487,046
24,777	Intersil Corp., Class A	335,481
1,349	inTest Corp.*	5,140
6,419	IXYS Corp.	65,795
13,324	Kopin Corp.*	29,579
13,766	Kulicke & Soffa Industries, Inc.*	167,532
23,909	Lattice Semiconductor Corp.*	127,913
685	MA-COM Technology Solutions Holdings, Inc.*	22,591
4,370	Microsemi Corp.*	142,812
9,410	MKS Instruments, Inc.	405,195
4,780	Nanometrics, Inc.*	99,376
6,621	Neophotonics Corp.*	63,098
977	NVE Corp.	57,301
6,377	PDF Solutions, Inc.*	89,214
13,328	Photronics, Inc.*	118,752
4,786	Power Integrations, Inc.	239,635
22,598	Rambus, Inc.*	272,984
6,462	Rudolph Technologies, Inc.*	100,355
2,449	Semtech Corp.*	58,433
740	Sevcon, Inc.*	6,682
6,811	Sigma Designs, Inc.*	43,795
6,617	Silicon Laboratories, Inc.*	322,513
586	Sunpower Corp.*^	9,077

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,647	Synaptics, Inc.*^	$142,276
8,750	Tessera Technologies, Inc.	268,100
5,417	Ultratech, Inc.*	124,428
7,356	Veeco Instruments, Inc.*^	121,815
10,777	Xcerra Corp.*	61,968

		6,324,968

Software (2.7%):
20,054	ACI Worldwide, Inc.*	391,254
5,151	American Software, Inc.	53,982
3,140	Aspen Technology, Inc.*^	126,354
11,265	Avg Technologies NV*	213,922
2,785	Aware, Inc.*	12,087
9,555	Barracuda Networks, Inc.*	144,663
7,284	Blackbaud, Inc.	494,584
2,350	BSQUARE Corp.*	13,113
6,916	Ebix, Inc.	331,276
459	Ellie Mae, Inc.*	42,067
7,572	EPIQ Systems, Inc.	110,551
2,049	Evolving Systems, Inc.	10,593
6,362	Fair Isaac Corp.^	718,970
4,113	GlobalSCAPE, Inc.	15,177
654	Globant SA*^	25,735
4,000	Glu Mobile, Inc.*	8,800
21,023	Mentor Graphics Corp.	446,949
7,496	Monotype Imaging Holdings, Inc.	184,626
2,347	Paycom Software, Inc.*	101,414
11,262	Pegasystems, Inc.	303,511
10,797	Progress Software Corp.*	296,486
3,092	QAD, Inc.	59,583
15	QAD, Inc., Class B	260
1,040	Qualys, Inc.*	31,002
2,939	Rosetta Stone, Inc.*	22,777
15,730	Rovi Corp.*^	246,017
6,367	SeaChange International, Inc.*	20,311
1,807	Silver Spring Networks, Inc.*	21,955
7,316	Synchronoss Technologies, Inc.*	233,088
5,751	Take-Two Interactive Software, Inc.*^	218,078
7,906	Telenav, Inc.*	40,321
17,128	TiVo, Inc.*	169,567
7,598	VASCO Data Security International, Inc.*	124,531
1,473	Zedge, Inc., Class B*^	6,761
1,895	Zix Corp.*	7,106
137,845	Zynga, Inc.*	343,234

		5,590,705

Specialty Retail (3.8%):
10,740	Aaron’s, Inc.	235,099
2,600	Abercrombie & Fitch Co., Class A^	46,306
9,600	American Eagle Outfitters, Inc.^	152,928
1,746	America’s Car Mart, Inc.*	49,307
4,766	Asbury Automotive Group, Inc.*	251,359
28,394	Ascena Retail Group, Inc.*^	198,474
7,848	Barnes & Noble Education, Inc.*	79,657
12,419	Barnes & Noble, Inc.	140,956
4,407	Big 5 Sporting Goods Corp.	40,853

Continued

15

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
975	Cabela’s, Inc., Class A*	$48,809
9,601	Caleres, Inc.	232,440
5,462	Cato Corp., Class A	206,027
26,908	Chico’s FAS, Inc.	288,184
3,807	Children’s Place Retail Stores, Inc. (The)^	305,244
7,062	Christopher & Banks Corp.*	15,466
3,126	Citi Trends, Inc.	48,547
7,852	Conn’s, Inc.*^	59,047
3,600	CST Brands, Inc.^	155,088
2,917	Destination Maternity Corp.^	17,152
10,159	Destination XL Group, Inc.*	46,427
2,510	DSW, Inc., Class A	53,162
14,595	Express, Inc.*	211,773
9,277	Finish Line, Inc. (The), Class A	187,303
9,642	Five Below, Inc.*^	447,484
8,504	Francesca’s Holdings Corp.*	93,969
4,600	GameStop Corp., Class A^	122,268
4,107	Genesco, Inc.*	264,121
410	GNC Holdings, Inc., Class A^	9,959
744	Group 1 Automotive, Inc.	36,724
12,201	Guess?, Inc.^	183,625
4,137	Haverty Furniture Cos., Inc.	74,590
5,671	hhgregg, Inc.*	10,038
4,521	Hibbett Sports, Inc.*^	157,286
3,444	Kirkland’s, Inc.*	50,558
4,327	Lithia Motors, Inc., Class A^	307,519
5,062	MarineMax, Inc.*^	85,902
5,486	Mattress Firm Holding Corp.*^	184,055
6,751	Monro Muffler Brake, Inc.	429,093
1,800	Murphy U.S.A., Inc.*	133,488
12,880	New York & Co.*	19,191
2,939	Outerwall, Inc.	123,438
441	Perfumania Holdings, Inc.*	1,067
18,625	Pier 1 Imports, Inc.^	95,733
1,537	Rent-A-Center, Inc.	18,874
10,939	Select Comfort Corp.*^	233,876
8,058	Sonic Automotive, Inc., Class A	137,872
2,363	Sportsman’s Warehouse Holdings, Inc.*	19,046
8,986	Stein Mart, Inc.	69,372
6,980	Tailored Brands, Inc.	88,367
289	Tandy Leather Factory, Inc.*	2,055
7,235	The Buckle, Inc.^	188,038
9,179	The Container Store Group, Inc.*	49,108
10,599	The Tile Shop Holdings, Inc.*	210,708
2,271	Tilly’s, Inc.*	13,149
737	Trans World Entertainment Corp.*	2,764
5,535	Urban Outfitters, Inc.*	152,213
5,026	Vitamin Shoppe, Inc.*	153,645
4,901	West Marine, Inc.*	41,119
1,010	Winmark Corp.	100,667
5,963	Zumiez, Inc.*	85,331

		7,465,920

Technology Hardware, Storage & Peripherals (0.8%):
4,000	3D Systems Corp.*^	54,760
1,308	Astro-Med, Inc.	19,908

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
7,830	Avid Technology, Inc.*	$45,492
1,901	Concurrent Computer Corp.	9,923
1,414	Cray, Inc.*^	42,307
11,446	Diebold, Inc.	284,204
8,656	Eastman Kodak Co.*	139,188
7,518	Electronics for Imaging, Inc.*	323,575
8,718	Imation Corp.*	10,898
11,153	Lexmark International, Inc., Class A	421,026
1,694	NCR Corp.*	47,042
1,541	Stratasys, Ltd.*	35,273
8,348	Super Micro Computer, Inc.*	207,448
1,590	TransAct Technologies, Inc.	12,752
7,142	USA Technologies, Inc.*	30,496

		1,684,292

Textiles, Apparel & Luxury Goods (1.0%):
1,716	Cherokee, Inc.*^	19,065
14,643	Crocs, Inc.*	165,173
2,461	Culp, Inc.	67,997
4,535	Deckers Outdoor Corp.*	260,853
7,087	G-III Apparel Group, Ltd.*	324,018
2,100	Iconix Brand Group, Inc.*^	14,196
6,118	Kate Spade & Co.*	126,092
3,570	Oxford Industries, Inc.	202,133
1,515	Rocky Brands, Inc.	17,301
7,466	Sequential Brands Group, Inc.*	59,579
11,485	Steven Madden, Ltd.*^	392,558
8,718	Tumi Holdings, Inc.*	233,119
761	Vera Bradley, Inc.*	10,783
1,800	Vince Holding Corp.*	9,864
2,156	Wolverine World Wide, Inc.	43,810

		1,946,541

Thrifts & Mortgage Finance (2.4%):
885	ASB Bancorp, Inc.*	21,709
22,103	Astoria Financial Corp.	338,838
1,803	Atlantic Coast Financial Corp.*	10,782
9,437	Bank Mutual Corp.	72,476
4,231	BankFinancial Corp.	50,730
3,050	Bear State Financial, Inc.	28,762
14,798	Beneficial Bancorp, Inc.*	188,231
9,767	BofI Holding, Inc.*^	172,974
1,659	BSB Bancorp, Inc.*	37,576
27,426	Capitol Federal Financial, Inc.	382,592
3,400	Charter Financial Corp.	45,152
202	Chicopee Bancorp, Inc.	3,689
280	Citizens Community Bancorp, Inc.	2,901
5,487	Clifton Bancorp, Inc.^	82,689
7,424	Dime Community Bancshares	126,282
1,537	ESSA Bancorp, Inc.	20,596
21,380	Everbank Financial Corp.	317,707
242	First Capital, Inc.	7,988
3,028	First Financial Northwest, Inc.	40,212
11,375	Flagstar Bancorp, Inc.*	277,664
2,348	Fox Chase Bancorp, Inc.	47,758
574	FS Bancorp, Inc.	14,551

Continued

16

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
195	Guaranty Federal Bankshares, Inc.	$3,114
681	Hamilton Bancorp, Inc.*	9,473
245	Hingham Institution for Savings	30,115
629	HMN Financial, Inc.*	8,542
1,064	Home Bancorp, Inc.	29,228
43	Home Federal Bancorp, Inc.	922
4,444	HomeStreet, Inc.*^	88,524
1,446	HopFed Bancorp, Inc.	16,759
869	IF Bancorp, Inc.	15,937
8,274	Kearny Financial Corp.	104,087
390	Kentucky First Federal Bancorp	3,198
832	Lake Sunapee Bank Group	14,236
812	LaPorte Bancorp, Inc.	13,260
940	Malvern Bancorp, Inc.*	14,664
11,095	Meridian Bancorp, Inc.	163,984
1,286	Meta Financial Group, Inc.	65,535
676	MSB Financial Corp.*	9,322
4,000	Nationstar Mortgage Holdings, Inc.*	45,040
1,549	NMI Holdings, Inc., Class A*	8,489
8,836	Northfield Bancorp, Inc.	131,038
14,858	Northwest Bancshares, Inc.^	220,344
1,278	Ocean Shore Holding Co.	21,675
4,882	Oceanfirst Financial Corp.	88,706
198	Oconee Federal Financial Corp.	3,875
5,000	Ocwen Financial Corp.*	8,550
8,223	Oritani Financial Corp.	131,486
4,321	PennyMac Financial Services, Inc., Class A*	53,969
1,806	Provident Financial Holdings, Inc.	33,050
3,087	Provident Financial Services, Inc.	60,629
1,683	Prudential Bancorp, Inc.	23,730
420	Riverview Bancorp, Inc.	1,987
2,613	Security National Financial Corp., Class A*	12,778
671	Severn Bancorp, Inc.*	4,026
1,709	SI Financial Group, Inc.	22,627
707	Southern Missouri Bancorp, Inc.	16,636
1,949	Territorial Bancorp, Inc.	51,590
17,842	TrustCo Bank Corp.	114,367
25	United Community Bancorp	352
9,946	United Community Financial Corp.	60,472
8,899	United Financial Bancorp, Inc.	115,509
7,236	Walter Investment Management Corp.*^	19,971
16,952	Washington Federal, Inc.	411,255
6,983	Waterstone Financial, Inc.^	107,049
5,802	Wawlker & Dunlop, Inc.*	132,170
580	Wayne Savings Bancshares, Inc.	7,378
12	Wolverine Bancorp, Inc.	306
5,302	WSFS Financial Corp.	170,671
35	WVS Financial Corp.	390

		4,962,874

Tobacco (0.2%):
17,966	Vector Group, Ltd.^	402,798

Trading Companies & Distributors (0.8%):
311	AeroCentury Corp.*	2,861
1,095	Air Lease Corp.^	29,324

Shares or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
6,962	Applied Industrial Technologies, Inc.	$314,265
8,776	Beacon Roofing Supply, Inc.*	399,044
229	BMC Stock Holdings, Inc.*	4,081
4,236	CAI International, Inc.*	31,770
1,463	Envirostar, Inc.	5,384
1,239	H&E Equipment Services, Inc.	23,578
5,238	Huttig Building Products, Inc.*	27,500
4,310	Kaman Corp., Class A^	183,261
3,809	MRC Global, Inc.*^	54,126
3,806	NOW, Inc.*^	69,041
539	Rush Enterprises, Inc.*	11,615
6,157	TAL International Group, Inc.	82,565
10,705	Textainer Group Holdings, Ltd.^	119,254
4,279	Titan Machinery, Inc.*	47,711
577	TransAct Technologies, Inc.*	5,799
2,875	Veritiv Corp.*	108,043
1,500	WESCO International, Inc.*	77,235

		1,596,457

Transportation Infrastructure (0.1%):
16,748	WESCO Aircraft Holdings, Inc.*^	224,758

Water Utilities (0.6%):
7,108	American States Water Co.	311,473
1,634	Artesian Resources Corp.	55,425
10,190	California Water Service Group	355,937
2,211	Connecticut Water Service, Inc.^	124,258
2,985	Consolidated Water Co., Ltd.	38,984
3,255	Middlesex Water Co.	141,202
669	Pure Cycle Corp.*	3,151
3,711	SJW Corp.	146,139
2,569	York Water Co. (The)	82,311

		1,258,880

Wireless Telecommunication Services (0.5%):
7,288	Boingo Wireless, Inc.*	65,009
9,824	Shenandoah Telecommunications Co.	383,725
4,387	Spok Holdings, Inc.	84,077
14,738	Telephone & Data Systems, Inc.	437,129

		969,940

Total Common Stocks (Cost $214,486,691)		202,566,081

Securities Held as Collateral for Securities on Loan (16.6%):
$33,794,902	AZL DFA U.S. Small Cap Fund Securities Lending Collateral Account(a)	33,794,902

Total Securities Held as Collateral for Securities on Loan (Cost $33,794,902)		33,794,902

Unaffiliated Investment Company (0.3%):
672,883	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	672,883

Total Unaffiliated Investment Company (Cost $672,883)		672,883

Total Investment Securities (Cost $248,954,476)(c) — 116.6%		237,033,866
Net other assets (liabilities) — (16.6)%		(33,734,813)

Net Assets — 100.0%		$203,299,053

Continued

17

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2016.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $33,430,579.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

18

AZL DFA U.S. Small Cap Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$248,954,476

Investment securities, at value*	$237,033,866
Cash	204
Interest and dividends receivable	170,138
Receivable for capital shares issued	650,203
Receivable for investments sold	19,994
Prepaid expenses	1,252

Total Assets	237,875,657

Liabilities:
Payable for investments purchased	329,855
Payable for capital shares redeemed	258,510
Payable for collateral received on loaned securities	33,794,902
Manager fees payable	117,617
Administration fees payable	7,635
Distribution fees payable	42,006
Custodian fees payable	7,306
Administrative and compliance services fees payable	308
Trustee fees payable	3,227
Other accrued liabilities	15,238

Total Liabilities	34,576,604

Net Assets	$203,299,053

Net Assets Consist of:
Capital	$213,163,819
Accumulated net investment income/(loss)	1,499,798
Accumulated net realized gains/(losses) from investment transactions	556,046
Net unrealized appreciation/(depreciation) on investments	(11,920,610)

Net Assets	$203,299,053

Shares of beneficial interest (unlimited number of shares authorized, no par value)	21,258,001
Net Asset Value (offering and redemption price per share)	$9.56

*	Includes securities on loan of $33,430,579.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$1,446,393
Income from securities lending	137,941
Foreign withholding tax	(141)

Total Investment Income	1,584,193

Expenses:
Manager fees	854,621
Administration fees	29,297
Distribution fees	251,360
Custodian fees	2,444
Administrative and compliance services fees	590
Trustee fees	2,107
Professional fees	2,335
Shareholder reports	549
Other expenses	1,376

Total expenses before reductions	1,144,679
Less expenses voluntarily waived/reimbursed by the Manager	(150,817)

Net expenses	993,862

Net Investment Income/(Loss)	590,331

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	233,545
Change in net unrealized appreciation/depreciation on investments	7,482,256

Net Realized/Unrealized Gains/(Losses) on Investments	7,715,801

Change in Net Assets Resulting From Operations	$8,306,132

See accompanying notes to the financial statements.

19

Statements of Changes in Net Assets

	AZL DFA U.S. Small Cap Fund
	For the Six Months Ended June 30, 2016	April 27, 2015 to December 31, 2015 (a)
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$590,331	$762,828
Net realized gains/(losses) on investment transactions	233,545	322,501
Change in unrealized appreciation/depreciation on investments	7,482,256	(19,402,866)

Change in net assets resulting from operations	8,306,132	(18,317,537)

Capital Transactions:
Proceeds from shares issued	1,791,355	246,357,340
Value of shares redeemed	(15,329,473)	(19,508,764)

Change in net assets resulting from capital transactions	(13,538,118)	226,848,576

Change in net assets	(5,231,986)	208,531,039
Net Assets:
Beginning of period	208,531,039	—

End of period	$203,299,053	$208,531,039

Accumulated net investment income/(loss)	$1,499,798	$909,467

Share Transactions:
Shares issued	196,432	24,643,710
Shares redeemed	(1,611,720)	(1,970,421)

Change in shares	(1,415,288)	22,673,289

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

See accompanying notes to the financial statements.

20

AZL DFA U.S. Small Cap Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		April 27, 2015 to December 31, 2015 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.20		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03		0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.33		(0.83)

Total from Investment Activities	0.36		(0.80)

Net Asset Value, End of Period	$9.56		$9.20

Total Return(b)	3.91	%(c)	(8.00	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$203,299		$208,531
Net Investment Income/(Loss)(d)	0.59%		0.50%
Expenses Before Reductions(d) (e)	1.14%		1.18%
Expenses Net of Reductions(d)	0.99%		1.03%
Portfolio Turnover Rate	4	%(c)	10	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

21

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Small Cap Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks

22

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $30 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $11,659 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL DFA U.S. Small Cap Fund	0.85%	1.35%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,187 was paid from the Fund relating to these fees and expenses.

23

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$202,566,081	$—	$202,566,081
Securities Held as Collateral for Securities on Loan	—	33,794,902	33,794,902
Unaffiliated Investment Company	672,883	—	672,883

Total Investment Securities	$203,238,964	$33,794,902	$237,033,866

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA U.S. Small Cap Fund	$7,945,967	$21,446,062

24

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $248,956,722. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,772,925
Unrealized depreciation	(30,695,781)

Net unrealized appreciation/(depreciation)	$11,922,856

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA U.S. Small Cap Fund	$1,255,513	$—	$—	$(19,426,411)	$(18,170,898)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

25

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

26

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Enhanced Bond Index Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 17

Statement of Operations Page 17

Statements of Changes in Net Assets Page 18

Financial Highlights Page 19

Notes to the Financial Statements Page 20

Other Information Page 26

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Enhanced Bond Index Fund	$1,000.00	$1,050.10	$3.42	0.67%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Enhanced Bond Index Fund	$1,000.00	$1,021.54	$3.37	0.67%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	33.1%
U.S. Treasury Obligations	27.8
Corporate Bonds	18.3
Securities Held as Collateral for Securities on Loan	13.6
Asset Backed Securities	8.9
Money Markets	8.9
Collateralized Mortgage Obligations	5.1
Yankee Dollars	4.5
Municipal Bonds	1.1

Total Investment Securities	121.3
Net other assets (liabilities)	(21.3)

Net Assets	100.0%

1

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (8.9%):
$2,566,039	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,752,559
1,270,000	Chrysler Capital Auto Receivables Trust, Class B, Series 2013-BA, 1.78%, 6/17/19, Callable 9/15/17 @ 100(a)	1,272,203
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,352,028
1,636,636	Colony American Homes, Class A, Series 2015-1A, 1.65%, 7/17/32(a)(b)	1,621,894
2,165,000	Credit Acceptance Auto Loan Trust, Class A, Series 15-2A, 2.40%, 2/15/23, Callable 12/15/18 @ 100(a)(b)	2,173,241
2,191,124	Credit Acceptance Auto Loan Trust, Class A, Series 2014-1A, 1.55%, 10/15/21(a)	2,191,219
3,190,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-2A, 1.88%, 3/15/22(a)	3,195,819
1,855,000	Golden Credit Card Trust, Class A, Series 2015-2A, 2.02%, 4/15/22(a)	1,876,104
2,190,000	GoldenTree Loan Opportunities VII, Ltd., Class A, Series 2013-7A, 1.79%, 4/25/25(a)(b)	2,161,230
1,412,378	Navient Student Loan Trust, Class A, Series 14-CTA, 1.14%, 9/16/24(a)(b)	1,401,898
1,505,000	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45(a)	1,588,745
2,140,000	Nextgear Floorplan Master Owner Trust, Class A, Series 2014-1A, 1.92%, 10/15/19(a)	2,130,961
2,205,000	Nomad CLO, Ltd., Class A1, Series 2013-1A, 1.83%, 1/15/25, Callable 7/15/16 @ 100(a)(b)	2,185,713
2,975,000	OneMain Financial Issuance Trust, Class A, Series 2014-2A, 2.47%, 9/18/24, Callable 7/18/16 @ 101(a)	2,981,460
1,875,000	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26, Callable 1/18/18 @ 101(a)	1,894,310
2,425,000	PFS Financing Corp., Class 4, Series 16-A, 1.64%, 2/18/20(a)(b)	2,427,011
2,300,000	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20, Callable 5/15/18 @ 100(a)	2,276,040
2,065,287	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32(a)	2,094,648
1,790,000	Santander Drive Auto Receivable, Class C, Series 16-1, 3.09%, 4/15/22, Callable 10/15/19 @ 100(b)	1,833,288
2,605,000	Santander Drive Auto Receivables Trust, Class E, Series 2012-2A, 5.95%, 4/15/19, Callable 9/15/16 @ 100(a)	2,617,964
1,870,000	Santander Drive Auto Receivables Trust, Class E, Series 2012-3, 5.13%, 6/15/19, Callable 12/15/16 @ 100	1,895,414
211,667	Santander Drive Auto Receivables Trust, Class C, Series 2012-6, 1.94%, 4/16/18, Callable 2/15/17 @ 100	211,868
1,900,000	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20, Callable 11/15/17 @ 100	1,919,687

Principal Amount		Fair Value
Asset Backed Securities, continued
$513,230	Santander Drive Auto Receivables Trust, Class B, Series 2013-A, 1.89%, 10/15/19, Callable 2/15/18 @ 100(a)	$513,521
2,280,000	Santander Drive Auto Receivables Trust, Class A3, Series 15-4, 1.58%, 9/16/19, Callable 3/15/19 @ 100(b)	2,287,635
121,048	SLM Student Loan Trust, Class A2, Series 2004-B, 0.85%, 6/15/21(b)	120,509
1,157,234	SLM Student Loan Trust, Class A4, Series 2006-A, 0.84%, 12/15/23(b)	1,141,774
192,561	SLM Student Loan Trust, Class A1, Series 2012-A, 1.84%, 8/15/25(a)(b)	193,080
250,000	SMB Private Education Loan Trust, Class A2A, Series 16-A, 2.70%, 5/15/31, Callable 9/15/26 @ 100(a)(b)	253,249
1,680,241	Social Professional Loan Program LLC, Class A2, Series 2015-C, 2.51%, 8/25/33(a)	1,680,615
2,190,000	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24, Callable 2/15/18 @ 100(a)	2,203,898
2,120,169	Sway Residential Trust, Class A, Series 2014-1, 1.73%, 1/17/20(a)(b)	2,107,737
3,970,000	Synchrony Credit Card Master Note Trust, Class A, Series 2015-1, 2.37%, 3/15/23	4,088,024
2,270,000	Synchrony Credit Card Master Note Trust, Class A, Series 2016-2, 2.21%, 5/15/24	2,312, 193
2,395,000	World Financial Network Credit Card Master Trust, Class A, Series 2015-B, 2.55%, 6/17/24	2,491,967

Total Asset Backed Securities (Cost $65,765,698)		66,449,506

Collateralized Mortgage Obligations (5.1%):
952,738	Banc of America Commercial Mortgage, Inc., Class A1A, Series 2007-3, 5.72%, 6/10/49(b)	976,921
38,986	Banc of America Large Loan, Class A4B, Series 2010-UB4, 5.11%, 12/20/41(a)(b)(c)	38,467
2,724,706	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2007-PW15, 5.32%, 2/11/44	2,774,235
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.91%, 6/1/40(b)	645,969
2,540,000	BHMS Mortgage Trust, Class AFL, Series 2014-ATLS, 1.96%, 7/5/33(a)(b)	2,502,636
21,133,639	Citigroup Commercial Mortgage Trust, Class XA, Series 2015-P1, 0.95%, 9/15/48(b)	1,168,904
1,877,776	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.30%, 12/10/49(b)	1,968,070
590,000	Commercial Mortgage Pass-Through Certificates, Class AM, Series 2006-C8, 5.35%, 12/10/16	596,964
1,205,000	Commercial Mortgage Trust, Class A3, Series 2014-CR21, 3.53%, 12/10/47	1,302,415
26,727,835	Commercial Mortgage Trust, CLASS XA, Series 2015-CCRE23, 1.01%, 5/10/48(b)	1,578,583
428,000	Commercial Mortgage Trust, Class B, Series 2012-LTRT, 3.80%, 10/5/30(a)	438,806

Continued

2

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,510,000	Commercial Mortgage Trust, Class C, Series 2014-CR17, 4.90%, 5/10/47(b)	$1,538,775
1,975,000	Commercial Mortgage Trust, Class A, Series 2014-TWC, 1.28%, 2/13/32(a)(b)	1,962,439
855,000	Credit Suisse Commercial Mortgage Trust, Class AM, Series 2006-C5, 5.34%, 12/15/39	862,929
1,940	Credit Suisse Mortgage Capital Certificates, Class A2, Series 2007-C2, 5.45%, 1/15/49(b)	1,936
436,577	DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49, Callable 7/18/16 @ 100(a)(b)	434,063
3,562,054	GAHR Commercial Mortgage Trust, Class AFL1, Series 2015-NRF, 1.74%, 12/15/16(a)(b)	3,564,336
6,976,328	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.75%, 2/10/46(b)	548,287
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,137,769
1,500,000	Hilton USA Trust, Class AFX, Series 2013-HLT, 2.66%, 11/5/30(a)	1,506,405
587,567	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.90%, 5/5/30(a)	631,242
1,200,000	LB Commercial Conduit Mortgage Trust, Class AM, Series 2007-C3, 6.12%, 7/15/44(b)	1,238,118
1,405,535	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 6.02%, 6/12/50(b)	1,440,763
1,300,000	Morgan Stanley Baml Trust, Class A3, Series 2015-C24, 3.48%, 8/15/47	1,399,381
876,379	Morgan Stanley Capital I Trust, Class A1A, Series 2007-IQ13, 5.31%, 3/15/44	889,667
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/29(a)	1,831,327
214,584	Morgan Stanley Re-REMIC Trust, Class A, Series 2012-XA, 2.00%, 7/28/49(a)	212,934
562,525	RBSCF Trust, Class WBTA, Series 2010-RR3, 6.15%, 4/16/17(a)(b)	564,394
1,220,000	SFAVE Commercial Mortgage Securities Trust, Class A2A, Series 2015-5AVE, 3.66%, 1/5/35(a)(b)	1,217,861
85,164	STRIPS, Class A, Series 2012-1A, 1.50%, 12/25/44(a)(c)	85,057
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,788,442
18,022,200	WF-RBS Commercial Mortgage Trust, Class XA, Series 2014-C20, 1.35%, 5/15/47(b)	1,098,156

Total Collateralized Mortgage Obligations (Cost $39,055,438)		37,946,251

Corporate Bonds (18.3%):
Aerospace & Defense (0.4%):
580,000	Aviation Capital Group Corp., 2.88%, 9/17/18, Callable 8/17/18 @ 100(a)	574,200
95,000	BAE Systems plc, 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	100,694
80,000	Boeing Co. (The), 3.30%, 3/1/35, Callable 1/9/34 @ 100	81,350
40,000	Boeing Co. (The), 3.50%, 3/1/45, Callable 1/9/44 @ 100	40,822

Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$25,000	Lockheed Martin Corp., 3.10%, 1/15/23, Callable 11/15/22 @ 100^	$26,350
75,000	Lockheed Martin Corp., 3.55%, 1/15/26, Callable 10/15/25 @ 100^	81,469
185,000	Lockheed Martin Corp., 3.60%, 3/1/35, Callable 1/9/34 @ 100	187,544
344,000	Lockheed Martin Corp., 4.50%, 5/15/36, Callable 11/15/35 @ 100^	383,977
310,000	Northrop Grumman Corp., 3.25%, 8/1/23	332,656
1,154,000	United Technologies Corp., 1.78%, 5/4/18(b)	1,164,368

		2,973,430

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42	492,043

Airlines (0.2%):
663,383	American Airlines 15-1, Series A, 3.38%, 5/1/27	667,496
600,000	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	627,720

		1,295,216

Banks (3.1%):
158,000	Bank of America Corp., 2.00%, 1/11/18, MTN	159,010
1,065,000	Bank of America Corp., 1.72%, 3/22/18, MTN(b)	1,070,573
311,000	Bank of America Corp., 1.95%, 5/12/18, MTN	312,829
747,000	Bank of America Corp., 2.60%, 1/15/19	764,382
766,000	Bank of America Corp., Series L, 2.25%, 4/21/20, MTN^	770,283
585,000	Bank of America Corp., 4.00%, 1/22/25, MTN	596,297
1,020,000	Bank of America Corp., Series L, 3.95%, 4/21/25	1,038,712
1,538,000	Bank of America Corp., 3.88%, 8/1/25, MTN	1,631,526
306,000	Bank of America Corp., Series G, 4.45%, 3/3/26	320,056
284,000	Branch Banking & Trust, 3.63%, 9/16/25, Callable 8/16/25 @ 100	305,739
290,000	Capital One Bank USA NA, 1.30%, 6/5/17, Callable 5/5/17 @ 100	289,995
1,185,000	Capital One NA, Series BKNT, 1.65%, 2/5/18, Callable 5/1/18 @ 100	1,185,997
2,580,000	Citigroup, Inc., 1.80%, 2/5/18	2,590,577
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 0 @ 100	252,414
455,000	Discover Bank, 2.60%, 11/13/18, Callable 12/10/18 @ 100	461,845
330,000	Discover Bank, Series BKNT, 3.10%, 6/4/20, Callable 4/5/20 @ 100	337,128
1,205,000	HSBC USA, Inc., 1.70%, 3/5/18	1,205,761
1,660,000	HSBC USA, Inc., 2.35%, 3/5/20	1,659,451
1,095,000	JPMorgan Chase & Co., 2.20%, 10/22/19^	1,113,022
20,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100^	20,609
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	139,106
450,000	JPMorgan Chase & Co., 2.70%, 5/18/23, Callable 3/18/23 @ 100	454,577

Continued

3

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$691,000	JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	$745,284
630,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100^	647,532
713,000	JPMorgan Chase & Co., 4.25%, 10/1/27^	754,378
290,000	JPMorgan Chase Capital XXI, Series U, 1.59%, 2/2/37, Callable 8/8/16 @ 100, MTN^(b)	221,125
157,000	JPMorgan Chase Capital XXIII, 1.63%, 5/15/47, Callable 8/8/16 @ 100(b)	116,196
200,000	KeyCorp, 2.90%, 9/15/20^	206,857
142,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	155,028
460,000	Santander Holdings USA, Inc., 2.70%, 5/24/19, Callable 4/24/19 @ 100	462,213
265,000	Santander Holdings USA, Inc., 2.65%, 4/17/20, Callable 3/17/20 @ 100	261,681
330,000	Santander Holdings USA, Inc., 4.50%, 7/17/25, Callable 4/17/25 @ 100	338,976
128,000	Wachovia Corp., 5.50%, 8/1/35	147,723
514,000	Wells Fargo & Co., Series G, 2.60%, 7/22/20	528,247
305,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27^	329,318
376,000	Wells Fargo & Co., 3.90%, 5/1/45	394,658
175,000	Wells Fargo & Co., Series G, 4.90%, 11/17/45	191,503
680,000	Wells Fargo & Co., 4.40%, 6/14/46, MTN^	692,795

		22,873,403

Beverages (0.4%):
461,000	Anheuser-Busch InBev, 3.30%, 2/1/23, Callable 12/1/22 @ 100	485,742
310,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	321,475
525,000	Anheuser-Busch InBev NV, 3.65%, 2/1/26, Callable 1/11/25 @ 100	562,404
290,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	325,881
730,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 1/8/45 @ 100	855,444
120,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100	119,882
90,000	Molson Coors Brewing Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	90,385

		2,761,213

Biotechnology (0.6%):
80,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 5/14/21 @ 100	80,972
73,000	AbbVie, Inc., 2.85%, 5/14/23, Callable 3/14/23 @ 100	73,992
65,000	AbbVie, Inc., 3.20%, 5/14/26, Callable 2/14/26 @ 100^	65,844
541,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	565,432
280,000	AbbVie, Inc., 4.30%, 5/14/36, Callable 11/14/35 @ 100	285,585
389,000	AbbVie, Inc., 4.40%, 11/6/42	396,379
120,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	126,906

Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology, continued
$450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100^	$484,321
254,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100(a)	266,379
202,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100(a)	211,052
220,000	Baxalta, Inc., 2.88%, 6/23/20, Callable 5/23/20 @ 100^	223,581
319,000	Baxalta, Inc., 4.00%, 6/23/25, Callable 3/23/25 @ 100	332,875
250,000	Baxalta, Inc., 5.25%, 6/23/45, Callable 12/23/44 @ 100	271,157
63,000	Biogen, Inc., 2.90%, 9/15/20	65,656
186,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 1/12/25 @ 100^	202,401
230,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 1/10/43 @ 100	258,757
504,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 1/9/45 @ 100	573,099

		4,484,388

Capital Markets (1.6%):
175,000	Bank of New York Mellon Corp. (The), 2.05%, 5/3/21, Callable 3/4/21 @ 100, MTN^	177,751
205,000	Bank of New York Mellon Corp. (The), Series G, 3.00%, 2/24/25, Callable 1/24/25 @ 100^	214,920
135,000	Bank of New York Mellon Corp. (The), 2.80%, 5/4/26, Callable 4/2/26 @ 100^	140,029
453,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100^(b)	454,699
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20, Callable 7/15/19 @ 100(a)	595,112
1,135,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18^	1,150,253
562,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	576,708
610,000	Goldman Sachs Group, Inc. (The), 2.60%, 4/23/20, Callable 3/23/20 @ 100^	620,153
335,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100	349,864
330,000	Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25^	341,117
215,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	226,288
360,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 8/1/44 @ 100	398,515
685,000	Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	714,634
150,000	Goldman Sachs Group, Inc. (The), 4.75%, 10/21/45, Callable 4/21/45 @ 100	165,343
311,000	Morgan Stanley, 1.88%, 1/5/18	312,759
414,000	Morgan Stanley, 2.13%, 4/25/18	418,333
1,460,000	Morgan Stanley, 2.80%, 6/16/20	1,495,925
205,000	Morgan Stanley, 2.50%, 4/21/21	207,144

Continued

4

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$1,005,000	Morgan Stanley, 3.75%, 2/25/23^	$1,064,471
603,000	Morgan Stanley, Series G, 3.88%, 1/27/26^	640,138
323,000	Morgan Stanley, 3.95%, 4/23/27	326,650
820,000	State Street Capital Trust IV, 1.65%, 6/15/37, Callable 8/8/16 @ 100(b)	684,971
355,000	State Street Corp., 2.55%, 8/18/20	368,387
240,743	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	243,701

		11,887,865

Chemicals (0.3%):
310,000	CF Industries Holdings, Inc., 3.45%, 6/1/23	309,723
130,000	CF Industries Holdings, Inc., 5.15%, 3/15/34	126,924
260,000	CF Industries Holdings, Inc., 5.38%, 3/15/44^	245,194
49,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	50,036
277,000	Eastman Chemical Co., 2.40%, 6/1/17^	279,563
410,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100^	421,671
70,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100	71,598
160,000	LyondellBasell Idustries NV, 4.88%, 3/15/44, Callable 9/15/43 @ 100	169,177
249,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100^	256,509
299,000	Monsanto Co., 4.40%, 7/15/44, Callable 1/15/44 @ 100	293,185

		2,223,580

Commercial Services & Supplies (0.1%):
535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100	558,842
45,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 1/4/26 @ 100	45,638
140,000	Waste Management, Inc., 3.90%, 3/1/35, Callable 1/9/34 @ 100	146,703

		751,183

Communications Equipment (0.2%):
600,000	Cisco Systems, Inc., 2.20%, 2/28/21^	618,370
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100	136,835
340,000	Harris Corp., 4.85%, 4/27/35, Callable 10/27/34 @ 100	373,245
273,000	Harris Corp., 5.05%, 4/27/45, Callable 10/27/44 @ 100	309,646

		1,438,096

Consumer Finance (0.6%):
365,000	Capital One Financial Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100^	375,235
545,000	Capital One NA, 2.95%, 7/23/21, Callable 0 @ 100	559,895
1,045,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	1,047,223
950,000	Ford Motor Credit Co. LLC, 2.94%, 1/8/19	977,691
220,000	Hyundai Capital America, 2.40%, 10/30/18^(a)	223,073
95,000	Hyundai Capital America, 2.50%, 3/18/19(a)	97,111
620,000	Hyundai Capital America, 3.00%, 10/30/20(a)	641,304

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$125,000	Synchrony Financial, 2.70%, 2/3/20, Callable 3/1/20 @ 100	$125,342
85,000	Synchrony Financial, 4.50%, 7/23/25, Callable 4/24/25 @ 100	88,136

		4,135,010

Containers & Packaging (0.2%):
821,000	International Paper Co., 3.65%, 6/15/24, Callable 3/15/24 @ 100^	868,170
191,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	194,181
110,000	WestRock RKT Co., 4.90%, 3/1/22	122,107

		1,184,458

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	173,019
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	428,945

		601,964

Diversified Financial Services (0.3%):
135,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	139,486
95,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100^	99,612
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18^(a)	1,099,954
685,000	Daimler Finance NA LLC, 2.45%, 5/18/20(a)	704,894
240,000	Intercontinental Exchange, Inc., 3.75%, 12/1/25, Callable 9/1/25 @ 100	260,175

		2,304,121

Diversified Telecommunication Services (1.2%):
316,000	AT&T, Inc., 2.38%, 11/27/18	322,490
317,000	AT&T, Inc., 2.30%, 3/11/19	323,747
665,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	681,009
3,000,000	AT&T, Inc., 4.17%, 11/27/22, Callable 5/27/17 @ 76.72(a)(d)	2,424,014
150,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	164,791
185,000	AT&T, Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100^	196,645
170,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	173,909
122,000	AT&T, Inc., 5.35%, 9/1/40	133,455
310,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	317,711
250,000	Verizon Communications, Inc., 2.63%, 2/21/20	258,716
447,000	Verizon Communications, Inc., 3.45%, 3/15/21	478,929
192,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 1/8/22 @ 100	193,711
1,195,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,391,728
1,568,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 1/5/34 @ 100	1,616,838
525,000	Verizon Communications, Inc., 5.01%, 8/21/54	555,215

		9,232,908

Continued

5

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities (0.8%):
$220,000	Carolina Power & Light Co., 5.70%, 4/1/35	$278,178
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100^	469,941
555,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 1/12/44 @ 100^	585,991
45,000	Emera U.S. Finance LP, 2.15%, 6/15/19(a)	45,523
105,000	Emera U.S. Finance LP, 3.55%, 6/15/26, Callable 0 @ 100(a)	107,440
340,000	Emera U.S. Finance LP, 4.75%, 6/15/46, Callable 12/15/45 @ 100(a)	345,074
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100	139,262
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100	15,211
35,000	Exelon Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100^	36,579
92,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	103,824
163,000	Exelon Corp., 5.63%, 6/15/35	194,455
65,000	Florida Power & Light Co., 5.95%, 2/1/38	89,182
845,000	Florida Power Corp., 6.40%, 6/15/38	1,203,689
350,000	PPL Capital Funding, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100^	391,624
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	385,358
220,000	Southern California Edison Co., Series 06-E, 5.55%, 1/15/37	281,991
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100	641,486
75,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100^	79,183
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	247,865
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	34,652
200,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	210,691
375,000	Virginia Electric & Power Co., Series B, 4.20%, 5/15/45, Callable 11/15/44 @ 100^	417,662

		6,304,861

Electrical Equipment (0.2%):
840,000	Eaton Corp., 1.50%, 11/2/17^	844,089
255,000	Eaton Corp., 4.00%, 11/2/32	272,119
360,000	Eaton Corp., 4.15%, 11/2/42^	387,739

		1,503,947

Food & Staples Retailing (0.4%):
745,000	CVS Health Corp., 2.80%, 7/20/20, Callable 6/20/20 @ 100	775,747
359,000	CVS Health Corp., 3.88%, 7/20/25, Callable 4/20/25 @ 100	394,892
130,000	CVS Health Corp., 5.30%, 12/5/43, Callable 5/6/43 @ 100	162,283
385,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	477,622
95,000	Walgreens Boots Alliance, Inc., 2.60%, 6/1/21, Callable 1/5/21 @ 100	96,772

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$45,000	Walgreens Boots Alliance, Inc., 3.10%, 6/1/23, Callable 1/4/23 @ 100	$45,833
220,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	236,675
10,000	Walgreens Boots Alliance, Inc., 4.65%, 6/1/46, Callable 1/12/45 @ 100	10,665
199,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	288,407
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 11/10/42 @ 100	338,552
51,000	Wal-Mart Stores, Inc., 4.30%, 4/22/44, Callable 10/22/43 @ 100	59,512

		2,886,960

Food Products (0.0%):
110,000	Kraft Heinz Co. (The), 3.00%, 6/1/26, Callable 1/3/26 @ 100(a)	110,900

Health Care Equipment & Supplies (0.3%):
170,000	Becton, Dickinson & Co., 1.80%, 12/15/17	171,390
125,000	Becton, Dickinson & Co., 2.68%, 12/15/19	128,567
270,000	Becton, Dickinson & Co., 3.88%, 5/15/24, Callable 2/15/24 @ 100	293,850
180,000	Becton, Dickinson & Co., 3.73%, 12/15/24, Callable 9/15/24 @ 100	193,886
205,000	Boston Scientific Corp., 3.85%, 5/15/25	216,840
455,000	Medtronic, Inc., 3.63%, 3/15/24, Callable 12/15/23 @ 100^	500,783
665,000	Medtronic, Inc., 4.63%, 3/15/45	781,967
35,000	St Jude Medical, Inc., 3.88%, 9/15/25, Callable 6/15/25 @ 100^	37,281
41,000	St Jude Medical, Inc., 4.75%, 4/15/43, Callable 10/15/42 @ 100	43,781
50,000	Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100^	53,044
85,000	Stryker Corp., 4.63%, 3/15/46, Callable 9/15/45 @ 100	95,501

		2,516,890

Health Care Providers & Services (0.6%):
135,000	Aetna, Inc., 1.90%, 6/7/19	136,754
185,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/22 @ 100	188,617
105,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	110,776
130,000	Aetna, Inc., 3.20%, 6/15/26, Callable 3/15/26 @ 100^	133,747
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100^	384,519
410,000	CIGNA Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100^	416,434
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	728,761
160,000	UnitedHealth Group, Inc., 2.70%, 7/15/20	166,643
545,000	UnitedHealth Group, Inc., 3.35%, 7/15/22	583,053
245,000	UnitedHealth Group, Inc., 4.63%, 7/15/35	284,542
290,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100	317,643
50,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	60,235

Continued

6

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$325,000	WellPoint, Inc., 3.30%, 1/15/23	$335,701
175,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	181,182
300,000	WellPoint, Inc., 5.10%, 1/15/44	337,228

		4,365,835

Hotels, Restaurants & Leisure (0.0%):
10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	10,440
55,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100	59,424
50,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100	56,402
120,000	McDonald’s Corp., 4.60%, 5/26/45, Callable 11/26/44 @ 100	133,937
60,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	70,157

		330,360

Industrial Conglomerates (0.3%):
106,000	General Electric Capital Corp., 4.38%, 9/16/20	118,057
1,720,000	General Electric Co., 2.70%, 10/9/22	1,805,145

		1,923,202

Insurance (0.6%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	347,980
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43	456,966
20,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100^	20,662
690,000	American International Group, Inc., 4.13%, 2/15/24	727,903
635,000	American International Group, Inc., 3.90%, 4/1/26, Callable 1/1/26 @ 100	654,389
526,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100	486,324
201,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	200,773
20,000	Marsh & McLennan Cos., Inc., 3.50%, 3/10/25, Callable 10/12/24 @ 100	20,782
60,000	Marsh & McLennan Cos., Inc., 3.75%, 3/14/26, Callable 12/14/25 @ 100^	63,279
310,000	MetLife, Inc., 4.05%, 3/1/45	305,383
95,000	Principal Financial Group, Inc., 3.13%, 5/15/23	96,239
720,000	Prudential Financial, Inc., 3.50%, 5/15/24	748,157
214,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100	243,669
50,000	Travelers Cos., Inc. (The), 3.75%, 5/15/46, Callable 11/15/45 @ 100	52,177

		4,424,683

Internet & Catalog Retail (0.0%):
61,000	Amazon.com, Inc., 4.80%, 12/5/34, Callable 5/6/34 @ 100	71,749
53,000	Amazon.com, Inc., 4.95%, 12/5/44, Callable 5/6/44 @ 100	64,512

		136,261

Principal Amount		Fair Value
Corporate Bonds, continued
IT Services (0.3%):
$173,000	Fidelity National Information Services, Inc., 5.00%, 10/15/25, Callable 7/15/25 @ 100^	$196,394
420,000	IBM Corp., 2.88%, 11/9/22	445,235
450,000	MasterCard, Inc., 3.38%, 4/1/24	487,623
637,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	720,426
184,000	Visa, Inc., 4.30%, 12/14/45, Callable 6/14/45 @ 100	213,025

		2,062,703

Life Sciences Tools & Services (0.1%):
111,000	Agilent Technologies, Inc., 6.50%, 11/1/17	117,414
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	331,808

		449,222

Machinery (0.1%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 8/3/22 @ 100	621,336

Media (0.6%):
387,000	Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	426,109
493,000	Comcast Corp., 4.40%, 8/15/35, Callable 2/15/35 @ 100	556,103
200,000	Comcast Corp., 6.50%, 11/15/35	278,028
575,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	510,771
8,000	Discovery Communications, Inc., 5.05%, 6/1/20	8,822
100,000	Discovery Communications, Inc., 3.45%, 3/15/25, Callable 12/15/24 @ 100^	97,839
100,000	Discovery Communications, Inc., 4.90%, 3/11/26, Callable 11/12/25 @ 100	106,047
477,000	Discovery Communications, Inc., 4.88%, 4/1/43	430,324
580,000	NBCUniversal Media LLC, 4.45%, 1/15/43^	649,329
813,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	819,134
285,000	Twenty-First Century Fox, Inc., 3.70%, 10/15/25, Callable 7/15/25 @ 100^	308,711
206,000	Twenty-First Century Fox, Inc., 6.40%, 12/15/35	261,562

		4,452,779

Multiline Retail (0.0%):
173,000	Dollar General Corp., 4.15%, 11/1/25, Callable 1/8/25 @ 100	190,075
61,000	Macy’s, Inc., 4.50%, 12/15/34, Callable 6/15/34 @ 100	54,039

		244,114

Multi-Utilities (0.6%):
85,000	CMS Energy Corp., 3.00%, 5/15/26, Callable 2/15/26 @ 100	86,837
440,000	CMS Energy Corp., 4.88%, 3/1/44, Callable 1/9/43 @ 100	504,444
560,000	DTE Electric Co., 3.70%, 3/15/45, Callable 9/15/44 @ 100	593,599

Continued

7

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$190,000	DTE Electric Co., 3.70%, 6/1/46, Callable 1/12/45 @ 100	$200,590
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	52,038
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	618,567
619,000	PacifiCorp, 5.65%, 7/15/18	676,987
395,000	PacifiCorp, 5.75%, 4/1/37	516,613
630,000	PacifiCorp, 4.10%, 2/1/42, Callable 1/8/41 @ 100	695,325
865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100	883,941

		4,828,941

Oil, Gas & Consumable Fuels (1.2%):
256,000	Anadarko Petroleum Corp., 6.38%, 9/15/17^	269,452
135,000	Apache Corp., 6.00%, 1/15/37	154,036
89,000	Apache Corp., 5.10%, 9/1/40, Callable 1/3/40 @ 100^	92,691
401,000	Apache Corp., 4.75%, 4/15/43, Callable 10/15/42 @ 100	412,255
395,000	Devon Energy Corp., 3.25%, 5/15/22, Callable 2/15/22 @ 100^	383,069
311,000	Dominion Gas Holdings LLC, 4.60%, 12/15/44, Callable 6/15/44 @ 100	323,695
250,000	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21, Callable 7/1/21 @ 100	264,749
220,000	El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/1/24, Callable 1/2/24 @ 100^	221,890
68,000	Enbridge Energy Partners LP, 5.88%, 10/15/25, Callable 7/15/25 @ 100^	75,202
41,000	Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100^	49,971
265,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100^	260,054
953,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 1/8/41 @ 100	1,000,709
129,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	141,179
760,000	Enterprise Products Operating LLC, Series A, 8.38%, 8/1/66, Callable 8/8/16 @ 100	669,598
135,000	Enterprise Products Operating LP, 4.90%, 5/15/46, Callable 11/15/45 @ 100	145,439
530,000	EOG Resources, Inc., 2.45%, 4/1/20, Callable 1/3/20 @ 100	537,454
520,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 1/10/34 @ 100	521,345
45,000	Kinder Morgan Energy Partners LP, 3.95%, 9/1/22, Callable 1/6/22 @ 100^	45,797
60,000	Kinder Morgan Energy Partners LP, 3.50%, 9/1/23, Callable 1/6/23 @ 100	58,612
220,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24, Callable 1/11/23 @ 100	221,129
435,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 1/3/44 @ 100	429,225
668,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100^	569,622

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$515,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	$523,616
620,000	Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	660,917
74,000	Pioneer Natural Resource Co., 4.45%, 1/15/26, Callable 10/15/25 @ 100^	80,623
365,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100^	368,521
335,000	Plains All American Pipeline LP, 4.90%, 2/15/45, Callable 8/15/44 @ 100	299,467
448,000	Sunoco Logistics Partner LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100	443,938

		9,224,255

Paper & Forest Products (0.1%):
309,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 1/12/24 @ 100(a)	330,497
174,000	Georgia-Pacific LLC, 7.75%, 11/15/29	252,015
71,000	WestRock MWV LLC, 8.20%, 1/15/30	95,311

		677,823

Pharmaceuticals (0.4%):
190,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	199,088
205,000	Eli Lilly & Co., 3.70%, 3/1/45, Callable 1/9/44 @ 100	218,339
85,000	Johnson & Johnson, 3.55%, 3/1/36, Callable 1/9/35 @ 100^	93,908
75,000	Johnson & Johnson, 3.70%, 3/1/46, Callable 1/9/45 @ 100	84,449
265,000	Mylan, Inc., 5.40%, 11/29/43, Callable 5/29/43 @ 100^	281,678
610,000	Pfizer, Inc., 3.40%, 5/15/24^	667,466
125,000	Pfizer, Inc., 4.30%, 6/15/43^	140,486
995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	999,969

		2,685,383

Real Estate Investment Trusts (REITs) (0.3%):
424,000	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100	442,318
141,000	American Tower Corp., 4.00%, 6/1/25, Callable 1/3/25 @ 100	149,949
424,000	American Tower Corp., 4.40%, 2/15/26, Callable 11/15/25 @ 100	460,336
25,000	Crown Castle International Corp., 3.40%, 2/15/21, Callable 1/15/21 @ 100	26,098
35,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	36,109
207,000	ERP Operating LP, 4.50%, 7/1/44, Callable 1/1/44 @ 100	229,730
115,000	ERP Operating LP, 4.50%, 6/1/45, Callable 1/12/44 @ 100	127,060
385,000	Simon Property Group LP, 3.38%, 3/15/22, Callable 12/15/21 @ 100^	412,106
295,000	Simon Property Group LP, 3.38%, 10/1/24, Callable 1/7/24 @ 100^	316,426

		2,200,132

Continued

8

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Management & Development (0.1%):
$470,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	$424,567

Road & Rail (0.2%):
324,000	Burlington North Santa Fe LLC, 4.90%, 4/1/44, Callable 1/10/43 @ 100	386,560
130,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 1/10/44 @ 100^	141,574
95,000	Union Pacific Corp., 3.38%, 2/1/35, Callable 1/8/34 @ 100	95,708
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 1/8/54 @ 100	493,262
470,257	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	493,229

		1,610,333

Semiconductors & Semiconductor Equipment (0.1%):
127,000	Applied Materials, Inc., 3.90%, 10/1/25, Callable 1/7/25 @ 100^	140,815
19,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 1/8/24 @ 100	20,727
50,000	Lam Research Corp., 2.80%, 6/15/21, Callable 5/15/21 @ 100	51,187
72,000	Lam Research Corp., 3.45%, 6/15/23, Callable 4/15/23 @ 100	74,360
91,000	Lam Research Corp., 3.90%, 6/15/26, Callable 3/15/26 @ 100	95,803
228,000	QUALCOMM, Inc., 3.45%, 5/20/25, Callable 2/20/25 @ 100^	242,300
127,000	QUALCOMM, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	133,219

		758,411

Software (0.6%):
705,000	Microsoft Corp., 2.65%, 11/3/22, Callable 3/9/22 @ 100	736,826
260,000	Microsoft Corp., 3.50%, 2/12/35, Callable 12/8/34 @ 100	269,013
401,000	Oracle Corp., 3.40%, 7/8/24, Callable 8/4/24 @ 100	431,250
425,000	Oracle Corp., 2.95%, 5/15/25, Callable 2/15/25 @ 100^	441,698
880,000	Oracle Corp., 2.65%, 7/15/26, Callable 4/15/26 @ 100	882,208
635,000	Oracle Corp., 4.30%, 7/8/34, Callable 8/1/34 @ 100	675,338
195,000	Oracle Corp., 4.50%, 7/8/44, Callable 8/1/44 @ 100^	219,418
335,000	Oracle Corp., 4.00%, 7/15/46, Callable 1/15/46 @ 100	337,748
450,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100	472,677

		4,466,176

Specialty Retail (0.1%):
215,000	Home Depot, Inc. (The), 4.40%, 3/15/45, Callable 9/15/44 @ 100	249,138

Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail, continued
$155,000	Home Depot, Inc. (The), 4.25%, 4/1/46, Callable 1/10/45 @ 100	$177,698
145,000	Lowe’s Cos., Inc., 2.50%, 4/15/26, Callable 1/15/26 @ 100^	147,683
38,000	Lowe’s Cos., Inc., 5.00%, 9/15/43, Callable 3/15/43 @ 100	46,743
134,000	Lowe’s Cos., Inc., 3.70%, 4/15/46, Callable 10/15/45 @ 100^	137,777

		759,039

Technology Hardware, Storage & Peripherals (0.4%):
410,000	Apple, Inc., 3.45%, 5/6/24	445,611
127,000	Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	134,820
340,000	Apple, Inc., 3.45%, 2/9/45	319,482
640,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	722,929
185,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	191,951
220,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	229,347
60,000	Diamond 1 Finance Corp/Diamond 2, 8.10%, 7/15/36, Callable 1/15/36 @ 100(a)	64,683
45,000	Diamond 1 Finance Corp/Diamond 2, 8.35%, 7/15/46, Callable 1/15/46 @ 100(a)	48,380
520,000	Hewlett-Packard Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100(a)	532,511
590,000	Hewlett-Packard Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100(a)	615,831

		3,305,545

Tobacco (0.2%):
267,000	Altria Group, Inc., 5.38%, 1/31/44	342,321
425,000	Philip Morris International, Inc., 4.88%, 11/15/43	505,946
92,000	Reynolds American, Inc., 3.25%, 6/12/20^	97,252
370,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	414,377
90,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/12/45 @ 100	114,996

		1,474,892

Trading Companies & Distributors (0.1%):
170,000	Air Lease Corp., 3.38%, 6/1/21, Callable 0 @ 100	174,245
825,000	GATX Corp., 2.50%, 7/30/19	833,406

		1,007,651

Wireless Telecommunication (0.1%):
720,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	735,090

Wireless Telecommunication Services (0.1%):
357,000	CC Holdings GS V LLC, 3.85%, 4/15/23	380,800

Total Corporate Bonds (Cost $129,985,700)		135,511,969

Continued

9

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars (4.5%):
Banks (1.3%):
$1,045,000	Barclays Bank plc, 2.75%, 11/8/19	$1,037,624
210,000	Barclays Bank plc, 5.14%, 10/14/20^	222,546
718,000	Barclays Bank plc, 4.38%, 1/12/26	724,965
406,000	BNP Paribas SA, 4.38%, 5/12/26^(a)	410,198
675,000	BPCE SA, 5.70%, 10/22/23^(a)	723,979
1,035,000	Credit Suisse Group Fund, Ltd., 2.75%, 3/26/20	1,021,857
1,092,000	Federal Republic of Germany, 1.50%, 2/6/19	1,109,515
1,115,000	ING Bank NV, 3.75%, 3/7/17(a)	1,134,257
630,000	ING Bank NV, 1.80%, 3/16/18(a)	633,573
314,000	ING Bank NV, 5.80%, 9/25/23(a)	344,589
489,000	Lloyds Banking Group plc, 4.65%, 3/24/26^	495,168
215,000	Nordea Bank AB, 1.88%, 9/17/18(a)	217,190
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,740,871
485,000	Santander UK Group Holdings plc, 2.88%, 10/16/20^	481,253
240,000	Santander UK plc, 7.95%, 10/26/29	292,800

		11,590,385

Capital Markets (0.8%):
1,515,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	1,667,283
770,000	Credit Suisse AG, 1.70%, 4/27/18	770,824
360,000	Credit Suisse GP Funding, Ltd., 3.45%, 4/16/21(a)	363,582
254,000	Credit Suisse Group Fund, Ltd., 3.80%, 6/9/23(a)	253,348
2,790,000	FMS Wertmanagement, 1.63%, 11/20/18	2,837,688

		5,892,725

Chemicals (0.0%):
145,000	Agrium, Inc., 4.13%, 3/15/35, Callable 9/15/34 @ 100	140,027

Diversified Financial Services (0.4%):
140,000	BP Capital Markets plc, 1.14%, 5/10/18(b)	139,389
245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(a)	261,476
965,000	Imperial Tobacco Group plc, 2.95%, 7/21/20(a)	993,739
805,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18(a)	809,964
215,000	Shell International Finance BV, 2.13%, 5/11/20	219,435
280,000	Shell International Finance BV, 4.13%, 5/11/35	301,948
12,000	Shell International Finance BV, 4.55%, 8/12/43	13,347
22,000	Shell International Finance BV, 4.38%, 5/11/45	23,884

		2,763,182

Insurance (0.1%):
210,000	Aon plc, 3.88%, 12/15/25, Callable 9/15/25 @ 100	221,495
185,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	189,129

		410,624

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels (0.4%):
$555,000	Ecopetrol SA, 4.13%, 1/16/25	$502,109
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	55,703
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	115,132
542,000	Petroleos Mexicanos, 6.88%, 8/4/26(a)	605,956
490,000	Petroleos Mexicanos, 6.50%, 6/2/41	496,125
473,000	Petroleos Mexicanos, 5.63%, 1/23/46	431,140
316,000	Suncor Energy, Inc., 6.80%, 5/15/38	411,061

		2,617,226

Pharmaceuticals (0.6%):
1,100,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 12/2/20 @ 100	1,134,462
175,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100	183,135
1,095,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	1,140,802
371,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100	389,577
670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17(a)	672,791
600,000	Teva Pharmaceutical Finance BV, 2.95%, 12/18/22	610,271

		4,131,038

Sovereign Bonds (0.9%):
620,000	Canada Government, 1.63%, 2/27/19^	633,460
166,000	Oriental Republic of Uruguay, 4.50%, 8/14/24^	180,733
235,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	247,925
689,000	Province of Manitoba Canada, 3.05%, 5/14/24	746,117
870,000	Province of Quebec, 2.50%, 4/20/26	895,190
281,000	Republic of Peru, 5.63%, 11/18/50	348,440
1,079,000	Republic of Turkey, 4.25%, 4/14/26	1,095,347
262,000	United Mexican States, Series E, 3.50%, 1/21/21^	276,410
1,435,000	United Mexican States, 4.13%, 1/21/26^	1,555,540

		5,979,162

Wireless Telecommunication Services (0.0%):
95,000	Rogers Communications, Inc., 3.63%, 12/15/25, Callable 9/15/25 @ 100	101,494
130,000	Rogers Communications, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	147,671

		249,165

Total Yankee Dollars (Cost $32,962,276)		33,773,534

Municipal Bonds (1.1%):
California (0.3%):
347,000	University of California Revenue, 4.77%, 5/15/15	376,620
50,000	University of California Revenue, 4.86%, 5/15/12	55,555
700,000	California State, 5.00%, 9/1/42, Callable 9/1/22 @ 100	840,735
360,000	California State Health Facilities Financing Authority Revenue, Series A, 5.00%, 8/15/52, Callable 8/15/23 @ –	427,028

		1,699,938

Continued

10

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
Illinois (0.1%):
$595,000	Illinois State, 5.50%, 7/1/24, Callable 7/1/23 @ 100	$689,337

Nevada (0.1%):
1,100,000	Las Vegas Valley Nevada Water District, 5.00%, 6/1/39, Callable 12/1/24 @ 100	1,349,282

Massachusetts (0.1%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Callable 10/15/21 @ 100	529,331

Missouri (0.1%):
460,000	Metropolitan Saint Louis Sewer District West Water System Revenue, Series A, 5.00%, 5/1/42, Callable 5/1/22 @ 100	546,567

New Jersey (0.2%):
1,290,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Callable 6/15/23 @ –	1,424,198
420,000	New Jersey State Health Care Facilities Financing Authority Revenue, 5.00%, 7/1/44	496,251

		1,920,449

New York (0.2%):
540,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Callable 3/15/23 @ –	669,595
670,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Series EE, 5.00%, 6/15/47, Callable 6/15/23 @ 100	802,546

		1,472,141

Total Municipal Bonds (Cost $7,489,106)		8,207,045

U.S. Government Agency Mortgages (33.1%):
Federal Home Loan Mortgage Corporation (9.5%)
1,299,000	1.00%, 9/27/17^	1,304,588
349,886	3.00%, 5/1/27, Pool #G14444	367,915
591,000	4.45%, 9/15/29(d)	423,463
129,380	3.00%, 1/1/30, Pool #V60724	136,656
89,166	3.00%, 1/1/30, Pool #V60696	94,178
180,695	2.50%, 3/1/30, Pool #V60770	187,664
190,499	2.50%, 5/1/30, Pool #J31418	197,735
267,441	2.50%, 5/1/30, Pool #V60796	277,251
386,903	3.00%, 5/1/30, Pool #J31689	409,372
761,854	3.00%, 6/1/30, Pool #V60840	805,379
336,788	3.00%, 7/1/30, Pool #G15520	355,849
20,162	2.50%, 7/1/30, Pool #V60905	20,903
39,802	3.00%, 7/1/30, Pool #J32181	42,119
71,409	2.50%, 7/1/30, Pool #J32209	74,121
70,891	2.50%, 7/1/30, Pool #J32204	73,517
14,852	2.50%, 7/1/30, Pool #J32491	15,395
44,374	3.00%, 8/1/30, Pool #J32436	46,883
218,253	2.50%, 8/1/30, Pool #V60903	226,332
220,110	2.50%, 8/1/30, Pool #V60902	228,479
69,408	3.00%, 8/1/30, Pool #V60909	73,374
299,660	2.50%, 8/1/30, Pool #V60886	311,047
455,260	3.00%, 8/1/30, Pool #V60908	481,275

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$449,485	2.50%, 9/1/30, Pool #V60904	$465,967
197,000	4.86%, 3/15/31(d)	133,108
190,000	6.75%, 3/15/31	294,710
107,828	5.00%, 7/1/35, Pool #G01840	120,081
140,714	5.00%, 7/1/35, Pool #G01838	156,658
354,782	6.00%, 4/1/39, Pool #G07613	415,197
72,828	4.50%, 12/1/39, Pool #A90196	79,688
67,801	4.50%, 7/1/40, Pool #A93010	74,233
91,200	4.00%, 8/1/40, Pool #A93534	97,800
69,942	4.00%, 10/1/40, Pool #A95923	76,358
69,736	4.00%, 11/1/40, Pool #A94779	76,133
65,819	4.00%, 11/1/40, Pool #A94977	71,856
76,384	4.00%, 11/1/40, Pool #A95144	83,390
87,729	3.09%, 3/1/41, Pool #1B8062(b)	92,746
4,638	4.00%, 4/1/41, Pool #Q00093	4,986
246,561	4.50%, 5/1/41, Pool #Q00959	270,812
228,033	4.50%, 5/1/41, Pool #Q00804	250,037
1,198,896	5.50%, 6/1/41, Pool #G07553	1,344,810
238,475	5.00%, 10/1/41, Pool #G07642	263,678
134,644	4.00%, 10/1/41, Pool #Q04022	147,150
74,728	4.00%, 10/1/41, Pool #Q03841	81,668
2,203,182	5.00%, 11/1/41, Pool #G07962	2,438,324
459,691	3.50%, 4/1/42, Pool #C03811	492,149
202,944	2.03%, 7/1/42, Pool #2B0646(b)	212,341
67,674	3.50%, 8/1/42, Pool #Q12162	72,317
42,492	3.50%, 10/1/42, Pool #Q11909	44,999
485,734	3.00%, 1/1/43, Pool #Q14866	506,290
81,794	3.50%, 2/1/43, Pool #Q15442	88,026
561,091	3.00%, 3/1/43, Pool #Q16567	582,965
331,804	3.00%, 3/1/43, Pool #Q16403	344,790
470,463	3.00%, 3/1/43, Pool #Q16673	488,756
159,145	3.00%, 4/1/43, Pool #Q17095	167,082
329,667	3.50%, 7/1/43, Pool #Q20021	355,148
322,166	3.50%, 7/1/43, Pool #Q20206	345,428
1,754,557	3.00%, 8/1/43, Pool #G07550	1,822,916
733,268	3.50%, 8/1/43, Pool #V80355	789,945
146,637	4.00%, 9/1/43, Pool #Q21579	160,651
632,706	4.50%, 12/1/43, Pool #Q23779	691,909
540,895	4.50%, 12/1/43, Pool #G60018	595,408
39,203	3.50%, 1/1/44, Pool #Q24368	42,028
32,649	3.50%, 4/1/44, Pool #Q25812	35,001
254,991	4.00%, 4/1/44, Pool #Q25643	278,626
44,253	3.50%, 5/1/44, Pool #Q26218	46,672
23,112	3.50%, 5/1/44, Pool #Q25988	24,740
30,914	3.50%, 5/1/44, Pool #Q26452	33,142
82,972	3.50%, 5/1/44, Pool #Q26362	88,950
40,530	3.50%, 6/1/44, Pool #Q26707	43,447
258,536	4.50%, 7/1/44, Pool #Q27375	281,881
37,710	3.50%, 7/1/44, Pool #Q27319	40,539
887,368	4.00%, 8/1/44, Pool #G07786	972,065
172,415	3.50%, 8/1/44, Pool #Q27843	184,562
76,462	3.50%, 9/1/44, Pool #Q28604	82,360
172,095	3.50%, 9/1/44, Pool #Q28605	184,220
835,751	4.50%, 9/1/44, Pool #G60198	913,900

Continued

11

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$162,683	4.50%, 10/1/44, Pool #Q29187	$177,302
65,987	4.00%, 2/1/45, Pool #Q31338	71,556
27,226	4.00%, 2/1/45, Pool #Q31128	29,523
870,571	4.50%, 7/1/45, Pool #G60148	949,446
43,111	3.50%, 9/1/45, Pool #Q36302	46,348
423,222	3.50%, 10/1/45, Pool #Q36965	452,207
473,960	3.50%, 10/1/45, Pool #G60238	506,418
1,839,377	3.50%, 10/1/45, Pool #G60250	1,965,348
743,664	4.00%, 10/1/45, Pool #G08672	796,394
433,412	4.00%, 10/1/45, Pool #Q36972	469,706
63,277	4.00%, 12/1/45, Pool #Q37955	68,695
80,545	4.00%, 12/1/45, Pool #Q37957	87,211
13,677	4.00%, 12/1/45, Pool #Q37738	14,669
11,017	4.00%, 1/1/46, Pool #Q38422	11,798
73,377	4.00%, 1/1/46, Pool #Q38076	78,695
13,301,986	3.50%, 5/1/46, POOL# G08706	14,057,767
13,330,500	3.50%, 6/1/46, Pool # G08711	14,088,085
1,100,000	3.00%, 7/15/46, TBA	1,149,070
2,100,000	3.50%, 7/15/46, TBA	2,229,117
1,969,000	4.00%, 7/15/46, TBA	2,115,444
61,000	3.00%, 7/15/46, TBA	63,236
700,000	5.50%, 7/15/46, TBA	780,177
2,054,000	4.00%, 7/15/46, TBA	2,198,422
3,000,000	4.00%, 8/15/46, TBA	3,208,125

		69,820,897

Federal National Mortgage Association (19.1%)
75,770	5.50%, 1/1/18, Pool #680928	77,256
78,965	4.00%, 7/1/19, Pool #AE0968	81,776
81,889	5.50%, 3/1/20, Pool #888557	84,466
294,445	5.50%, 5/1/25, Pool #AE0378	306,174
293,027	5.50%, 7/1/25, Pool #AE0096	328,845
52,942	5.50%, 9/1/25, Pool #AL4903	54,969
2,559,665	3.50%, 12/1/25, Pool #AH1359	2,729,671
342,388	4.00%, 9/1/26, Pool #AL2683	365,040
253,689	3.00%, 11/1/26, Pool #AJ3757	266,301
250,817	4.00%, 12/1/26, Pool #AL1938	267,429
684,820	3.00%, 2/1/27, Pool #AW8166	718,735
3,305,856	4.00%, 5/1/27, Pool #AL5956	3,522,270
450,180	3.00%, 9/1/28, Pool #AL7531	472,464
2,342,838	3.50%, 9/1/28, Pool #AL4245	2,506,297
725,768	3.50%, 10/1/28, Pool #AV0198	775,071
902,355	3.50%, 11/1/28, Pool #AV1360	964,866
663,723	3.50%, 2/1/29, Pool #AL4922	709,790
761,921	3.00%, 4/1/29, Pool #AW0937	804,399
513,217	3.00%, 5/1/29, Pool #AW2544	538,331
1,016,532	3.00%, 6/1/29, Pool #AS2676	1,073,338
2,263,325	3.50%, 8/1/29, Pool #AL5884	2,420,839
178,290	3.00%, 9/1/29, Pool #AS3355	188,413
749,506	3.50%, 9/1/29, Pool #AL5806	801,624
477,678	3.50%, 9/1/29, Pool #AX0105	509,851
715,537	3.00%, 9/1/29, Pool #AS3220	755,587
88,982	3.50%, 10/1/29, Pool #AX2741	95,342
3,209,898	3.50%, 12/1/29, Pool #AL6161	3,442,127
1,342,744	3.00%, 1/1/30, Pool #AL6144	1,417,090

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$2,605,000	4.60%, 1/15/30(d)	$1,839,052
269,771	3.00%, 3/1/30, Pool #AL6583	284,936
184,765	2.50%, 4/1/30, Pool #AY3416	191,816
229,833	3.00%, 4/1/30, Pool #AL6584	242,560
91,355	2.50%, 5/1/30, Pool #AY0828	94,896
133,165	3.00%, 5/1/30, Pool #AL6761	140,648
3,901,000	4.58%, 5/15/30(d)	2,731,371
62,499	3.00%, 7/1/30, Pool #AX9700	66,020
179,971	3.00%, 7/1/30, Pool #AL7139	189,953
81,501	2.50%, 7/1/30, Pool #AZ2170	84,613
37,774	3.00%, 7/1/30, Pool #AZ2297	39,729
189,094	3.00%, 7/1/30, Pool #AX9701	199,605
183,628	2.50%, 8/1/30, Pool #AS5614	190,638
47,979	3.00%, 8/1/30, Pool #AX3298	50,687
251,289	3.00%, 8/1/30, Pool #AS5623	265,104
354,658	2.50%, 8/1/30, Pool #AS5616	367,762
251,428	3.00%, 8/1/30, Pool #AS5622	265,393
301,566	3.00%, 8/1/30, Pool #AL7227	318,118
110,507	3.00%, 8/1/30, POOL# AL7226	116,512
335,378	3.00%, 8/1/30, Pool #AL7225	353,996
47,653	3.50%, 8/1/30, Pool #AS5707	50,981
52,585	3.00%, 8/1/30, Pool #AZ7833	55,551
196,792	3.50%, 8/1/30, Pool #AS5708	211,579
23,073	3.00%, 8/1/30, Pool #AZ8597	24,375
136,396	2.50%, 8/1/30, Pool #AS5548	141,470
165,915	2.50%, 9/1/30, Pool #AS5786	172,093
236,439	3.00%, 9/1/30, Pool #AS5728	249,753
105,575	3.00%, 9/1/30, Pool #AZ5719	111,062
198,267	2.50%, 9/1/30, Pool #AS5872	205,835
171,234	3.00%, 9/1/30, Pool #AS5714	180,757
190,973	2.50%, 11/1/30, Pool #AS6116	197,800
197,409	2.50%, 11/1/30, Pool #AS6141	204,943
172,595	2.50%, 11/1/30, Pool #AS6142	179,026
193,318	2.50%, 11/1/30, Pool #AS6115	200,463
1,100,000	5.00%, 7/25/31, TBA	1,128,746
1,700,000	2.00%, 7/25/31, TBA	1,725,067
1,456,000	2.50%, 7/25/31, TBA	1,506,362
100,000	4.50%, 7/25/31, TBA	102,520
246,601	5.50%, 1/1/33, Pool #676661	279,259
172,937	5.50%, 5/1/33, Pool #555424	196,118
403,938	5.50%, 2/1/35, Pool #735989	458,081
1,446,461	5.00%, 2/1/35, Pool #735226	1,613,055
35,533	6.00%, 4/1/35, Pool #735504	41,258
311,647	4.00%, 1/1/36, Pool #AB0686	336,330
964,654	5.50%, 9/1/36, Pool #995113	1,095,392
65,131	5.50%, 2/1/38, Pool #961545	73,325
32,101	6.00%, 3/1/38, Pool #889529	37,179
104,879	6.00%, 5/1/38, Pool #889466	121,742
176,044	5.50%, 5/1/38, Pool #889441	198,342
242,533	5.50%, 5/1/38, Pool #889692	273,049
164,495	5.50%, 6/1/38, Pool #995018	185,071
45,596	5.50%, 9/1/38, Pool #889995	51,323
112,537	6.00%, 10/1/38, Pool #889983	128,702
217,871	4.50%, 4/1/39, Pool #930922	239,872

Continued

12

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$228,827	4.50%, 5/1/39, Pool #AL1472	$253,073
458,524	5.00%, 6/1/39, Pool #AL7521	510,436
120,185	5.50%, 10/1/39, Pool #AD0362	136,438
120,576	5.50%, 12/1/39, Pool #AD0571	136,998
738,639	6.00%, 4/1/40, Pool #AL4141	844,322
78,086	4.50%, 4/1/40, Pool #AD4038	86,350
142,338	6.50%, 5/1/40, Pool #AL1704	165,361
369,031	4.50%, 7/1/40, Pool #AD7127	403,427
171,595	4.50%, 7/1/40, Pool #AB1226	187,728
313,701	4.00%, 7/1/40, POOL# AE0113	336,546
565,738	4.00%, 8/1/40, POOL #AE0216	608,125
8,322	4.00%, 8/1/40, Pool #AD9136	8,954
83,203	6.00%, 9/1/40, Pool #AE0823	95,039
627,241	4.00%, 10/1/40, Pool #AE7535	674,776
101,307	4.00%, 11/1/40, Pool #AE8407	108,978
462,570	4.00%, 12/1/40, POOL# AH0946	497,552
65,888	4.00%, 12/1/40, Pool #AH0006	70,860
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	3,024,188
100,630	2.93%, 2/1/41, Pool #AH6958(b)	105,588
1,065,434	4.00%, 4/1/41, Pool #AI1186	1,145,533
170,559	6.00%, 6/1/41, Pool #AL4142	194,767
175,903	3.07%, 7/1/41, Pool #AL0533(b)	186,263
96,282	4.50%, 7/1/41, Pool #AB3314	105,571
1,842,614	5.00%, 7/1/41, Pool #AL7524	2,054,864
116,226	4.00%, 9/1/41, POOL# AI5228	124,750
83,686	4.50%, 9/1/41, Pool #AI8961	93,048
1,322,086	4.00%, 9/1/41, Pool #AJ1541	1,420,874
81,431	4.00%, 10/1/41, Pool #AC9312	87,295
76,563	3.50%, 1/1/42, Pool #AK2073	81,945
282,802	4.00%, 2/1/42, Pool #AB4530	304,069
458,662	4.00%, 5/1/42, Pool #AO2961	493,151
147,861	4.00%, 5/1/42, Pool #A02114	158,949
142,133	4.00%, 5/1/42, Pool #AT6144	156,602
169,384	4.00%, 6/1/42, Pool #AL2003	182,012
66,907	3.50%, 6/1/42, Pool #AO3107	71,578
66,907	3.50%, 6/1/42, Pool #AL2168	71,660
61,612	2.26%, 7/1/42, Pool #AO6482(b)	64,129
147,808	4.00%, 7/1/42, Pool #AL2607	158,414
237,770	2.02%, 7/1/42, Pool #AP0006(b)	247,543
1,962,652	4.00%, 8/1/42, Pool #AL2242	2,109,725
169,958	4.00%, 9/1/42, Pool #AL2901	182,657
609,087	4.50%, 9/1/42, Pool #AL2482	666,272
82,287	4.00%, 9/1/42, Pool #AX3706	88,458
196,705	3.00%, 10/1/42, Pool #AP9726	206,756
86,651	3.50%, 10/1/42, Pool #AQ0393	93,129
277,548	3.00%, 12/1/42, Pool #AB7425	291,219
338,890	3.00%, 12/1/42, Pool #AB7271	355,582
1,265,383	3.00%, 12/1/42, Pool #AB7269	1,329,695
560,858	3.00%, 1/1/43, Pool #AB7755	588,278
890,838	3.00%, 1/1/43, Pool #AB7567	933,343
303,245	4.00%, 1/1/43, Pool #AL8132	326,274
271,931	4.00%, 1/1/43, Pool #AL7369	292,094
818,328	3.00%, 1/1/43, Pool #AB7458	857,154
379,036	4.00%, 1/1/43, Pool #AL3597	407,109

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$822,253	3.00%, 1/1/43, Pool #AB7497	$861,319
450,463	3.00%, 1/1/43, Pool #AB7565	473,178
392,944	3.50%, 2/1/43, Pool #AL2935	420,886
312,304	3.00%, 2/1/43, Pool #AB8558	328,007
309,723	3.00%, 2/1/43, Pool #AB7762	325,337
76,039	3.00%, 3/1/43, Pool #AB8712	79,745
132,033	3.00%, 3/1/43, Pool #AR7568	137,303
202,262	3.00%, 3/1/43, Pool #AB8830	212,150
579,659	3.00%, 3/1/43, Pool #AB8701	607,998
605,978	3.00%, 3/1/43, Pool #AR9194	636,529
144,205	3.00%, 3/1/43, Pool #AR7576	149,951
211,691	3.00%, 3/1/43, Pool #AR9218	220,162
289,790	3.00%, 4/1/43, Pool #AT2040	301,392
73,901	3.00%, 4/1/43, Pool #AB9033	77,515
162,092	3.00%, 4/1/43, Pool #AT2043	168,578
243,822	3.00%, 4/1/43, Pool #AR8630	253,528
539,640	3.00%, 4/1/43, Pool #AB9016	566,024
96,384	3.00%, 4/1/43, Pool #AT2037	100,242
152,369	3.00%, 4/1/43, Pool #AB8924	158,441
160,672	3.00%, 4/1/43, Pool #AB8923	167,060
227,990	3.00%, 5/1/43, Pool #AL3759	239,484
279,617	3.00%, 5/1/43, Pool #AB9462	294,450
605,744	3.00%, 5/1/43, Pool #AT2719	636,203
395,512	3.00%, 5/1/43, Pool #AB9173	415,399
232,166	3.00%, 5/1/43, Pool #AT6654	243,839
110,297	3.00%, 6/1/43, Pool #AT7676	115,843
324,447	3.00%, 6/1/43, Pool #AB9662	341,663
20,963	3.00%, 6/1/43, Pool #AB9564	22,075
36,788	3.50%, 6/1/43, POOL# AB9567	39,321
290,823	3.50%, 7/1/43, Pool #AT4327	312,841
691,776	3.50%, 7/1/43, Pool #AL4010	739,445
839,498	3.50%, 7/1/43, Pool #AT7940	901,841
295,048	3.50%, 7/1/43, Pool #AT8464	316,097
3,973,152	3.00%, 7/1/43, Pool #AB9940	4,172,938
20,784	3.50%, 8/1/43, Pool #AT7333	22,262
79,104	3.50%, 8/1/43, Pool #AU3270	84,657
21,515	3.50%, 8/1/43, Pool #AU3032	23,031
83,723	3.50%, 8/1/43, Pool #AU3267	90,038
168,860	3.50%, 8/1/43, Pool #AU0613	180,749
164,924	3.50%, 8/1/43, Pool #AU0570	176,536
771,114	3.50%, 8/1/43, Pool #AS0209	824,875
26,713	3.50%, 9/1/43, Pool #AT7267	28,196
198,544	4.00%, 10/1/43, Pool #AL7577	213,301
1,542,858	4.00%, 10/1/43, Pool #AU6743	1,671,530
34,929	3.50%, 10/1/43, Pool #AU7247	37,574
804,681	3.50%, 12/1/43, Pool #AL4682	864,765
2,804,513	5.00%, 12/1/43, Pool #AL7777	3,120,432
92,314	3.50%, 1/1/44, Pool #AS1453	99,330
146,815	3.50%, 1/1/44, Pool #AS1539	157,152
1,714,471	2.90%, 1/1/44, Pool #AV7743(b)	1,783,357
160,118	3.50%, 1/1/44, Pool #AS1703	171,586
183,248	4.00%, 3/1/44, Pool #AV6577	200,040
6,746,852	4.50%, 4/1/44, Pool #AL6887	7,389,444
42,750	3.50%, 6/1/44, Pool #AW6405	45,791

Continued

13

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$18,625	3.50%, 6/1/44, Pool #AS2591	$19,957
30,709	3.50%, 6/1/44, Pool #AV8080	32,905
48,486	3.50%, 7/1/44, Pool #AW9544	51,928
41,236	4.00%, 7/1/44, Pool #AW7055	44,692
199,086	3.50%, 8/1/44, Pool #AS3034	214,082
313,858	3.50%, 8/1/44, Pool #AS3031	336,080
2,546,600	4.00%, 8/1/44, Pool #AL5601	2,796,496
21,075	3.50%, 8/1/44, Pool #AW9207	22,666
21,878	3.50%, 8/1/44, Pool #AW4287	23,430
42,414	3.50%, 9/1/44, Pool #AW8188	45,621
44,586	3.50%, 9/1/44, Pool #AW8191	47,755
91,238	3.50%, 9/1/44, Pool #AX0830	98,192
472,491	3.50%, 10/1/44, Pool #AX2484	505,226
24,957	4.00%, 12/1/44, Pool #AX6255	27,433
27,660	4.00%, 12/1/44, Pool #AY0299	30,404
291,428	4.00%, 12/1/44, Pool #AX9372	319,179
268,166	4.00%, 1/1/45, Pool #AY0367	293,846
91,300	4.00%, 1/1/45, Pool #AX8713	100,059
37,073	4.00%, 2/1/45, Pool #AY1866	40,763
182,865	4.00%, 2/1/45, Pool #AY2693	198,602
95,978	4.00%, 5/1/45, Pool #AY9770	105,542
310,947	3.50%, 5/1/45, Pool #AL6899	332,528
46,581	4.00%, 5/1/45, Pool #AY8218	50,514
19,401	3.50%, 5/1/45, Pool #AY2953	20,476
758,496	3.50%, 6/1/45, Pool #AL7046	811,138
89,106	4.00%, 9/1/45, Pool #AZ5735	95,983
332,372	4.00%, 10/1/45, Pool #AS6009	365,988
372,453	4.50%, 10/1/45, Pool #AS5952	417,150
688,634	4.00%, 10/1/45, Pool #AS5949	754,899
448,717	4.00%, 10/1/45, Pool #AS6008	494,190
83,651	4.00%, 10/1/45, Pool #BA2879	91,510
77,195	4.00%, 10/1/45, Pool #BA2878	84,038
145,953	4.00%, 10/1/45, Pool #AL7442	160,716
427,541	4.50%, 10/1/45, Pool #AL7660	481,301
79,598	4.00%, 10/1/45, Pool #BA2877	86,515
60,514	4.00%, 10/1/45, Pool #AZ9243	66,664
73,568	4.00%, 10/1/45, Pool #AZ9244	80,740
237,357	4.00%, 10/1/45, Pool #AZ2670	254,644
791,815	4.00%, 10/1/45, Pool #AZ8885	852,845
560,710	4.00%, 10/1/45, Pool #AZ4782	608,402
47,788	4.00%, 10/1/45, Pool #AZ1097	51,471
264,673	4.50%, 10/1/45, Pool #AL7661	297,291
614,255	3.50%, 10/1/45, Pool #AZ4777	656,543
205,165	4.00%, 10/1/45, Pool #AL7443	225,065
102,101	4.00%, 11/1/45, Pool #BA3523	109,537
288,820	4.50%, 11/1/45, Pool #AS6234	324,623
904,968	3.50%, 11/1/45, Pool #AS6183	968,741
335,811	4.50%, 11/1/45, Pool #AS6230	376,944
31,647	4.50%, 11/1/45, Pool #AS6233	34,989
365,367	4.00%, 11/1/45, Pool #BA2905	397,756
224,826	4.00%, 11/1/45, Pool #BA2904	245,469
587,530	4.00%, 11/1/45, Pool #BA2889	632,816
81,021	4.50%, 11/1/45, Pool #AL7747	90,124
190,217	4.00%, 12/1/45, Pool #BA4736	209,608

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$101,735	4.00%, 12/1/45, Pool #BA2924	$110,574
221,707	4.00%, 12/1/45, Pool #BA4737	243,322
457,054	3.50%, 12/1/45, Pool #AS6280	489,263
2,284,007	3.50%, 12/1/45, Pool #AS6332	2,411,815
263,680	4.00%, 1/1/46, Pool #BA4781	290,550
443,205	4.00%, 1/1/46, Pool #BA3107	475,564
980,012	3.50%, 2/1/46, Pool #MA2549	1,034,696
305,526	3.00%, 6/1/46, POOL# AS7362	319,617
175,789	3.00%, 6/1/46, POOL# AS7370	184,221
37,707	3.00%, 6/1/46, POOL# AS7365	39,248
1,200,000	2.50%, 7/25/46, TBA	1,214,250
2,300,000	6.00%, 7/25/46, TBA	2,630,218
7,434,500	3.50%, 7/25/46, TBA	7,844,559
10,523,000	4.00%, 8/25/46, TBA	11,272,463

		147,541,618

Government National Mortgage Association (4.5%)
39,695	4.50%, 9/15/33, Pool #615516	44,066
139,771	5.00%, 12/15/33, Pool #783571	157,717
40,066	6.50%, 8/20/38, Pool #4223	48,094
51,174	6.50%, 10/15/38, Pool #673213	62,708
22,461	6.50%, 11/20/38, Pool #4292	26,402
43,420	6.50%, 12/15/38, Pool #782510	50,611
438,101	5.00%, 1/15/39, Pool #782557	495,615
299,525	5.00%, 4/15/39, Pool #782619	335,514
29,698	5.00%, 6/15/39, Pool #782696	33,401
220,298	5.00%, 10/20/39, Pool #4559	245,061
24,422	4.50%, 12/20/39, Pool #G24598	26,657
66,901	4.50%, 1/15/40, Pool #728627	73,763
29,957	4.50%, 1/20/40, Pool #4617	32,704
23,836	4.50%, 2/20/40, Pool #G24636	26,021
161,206	5.00%, 5/15/40, Pool #782958	179,995
1,702	4.50%, 5/20/40, Pool #G24696	1,853
176,466	4.50%, 7/15/40, Pool #745793	194,739
59,477	4.50%, 8/20/40, Pool #4771	64,935
34,425	4.00%, 9/20/40, Pool #G24800	37,095
303,667	4.50%, 10/15/40, Pool #783609	335,111
64,525	4.00%, 10/20/40, Pool #G24833	69,530
910,202	4.00%, 12/20/40, Pool #G24882	980,799
381,421	4.00%, 1/15/41, Pool #759138	411,105
687,491	4.00%, 1/20/41, Pool #004922	740,815
88,929	4.50%, 2/15/41, Pool #738019	98,151
11,753	4.00%, 2/20/41, Pool #4945	12,664
293,116	4.00%, 3/15/41, Pool #762838	315,281
16,483	5.00%, 4/20/41, Pool #5018	18,334
281,327	4.50%, 6/20/41, Pool #783590	307,145
36,206	5.00%, 6/20/41, Pool #5083	40,271
18,787	5.00%, 7/20/41, Pool #5116	20,896
116,861	4.50%, 7/20/41, Pool #754367	125,666
189,017	4.50%, 7/20/41, Pool #783584	206,364
637,030	4.50%, 7/20/41, Pool #5115	695,491
203,300	4.50%, 11/15/41, Pool #783610	224,351
83,034	4.50%, 11/20/41, Pool #5234	90,655
1,050,595	3.50%, 12/20/41, Pool #5258	1,119,118
69,988	3.50%, 9/20/42, POOL# MA0392	74,596

Continued

14

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$140,374	3.50%, 10/20/42, Pool #MA0462	$149,617
207,074	3.50%, 1/20/43, Pool #MA0699	220,709
61,960	4.00%, 7/20/43, Pool #MA1158	66,584
20,396	4.00%, 8/20/44, Pool #AI4166	22,043
25,045	4.00%, 8/20/44, Pool #AJ4687	27,184
67,461	4.00%, 8/20/44, Pool #AI4167	73,173
52,303	4.00%, 8/20/44, Pool #AJ2723	56,766
454,786	4.50%, 10/20/44, Pool #MA2305	488,711
2,396,952	4.50%, 11/20/44, Pool #MA2373	2,575,676
1,380,955	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,603,572
400,000	4.50%, 7/15/46, TBA	440,185
6,027,000	3.00%, 7/20/46, Pool #MA3596, TBA	6,301,629
500,000	5.00%, 8/15/46, TBA	555,687
12,208,000	3.50%, 8/20/46, TBA	12,940,004
813,000	4.00%, 8/20/46, TBA	868,767

		34,413,601

Total U.S. Government Agency Mortgages (Cost $247,046,281)		251,776,116

U.S. Treasury Obligations (27.8%):
U.S. Treasury Bonds (4.1%)
8,885,000	3.13%, 11/15/41	10,492,279
15,000	2.50%, 2/15/45	15,617
955,000	3.00%, 5/15/45	1,097,690
1,770,000	2.88%, 8/15/45	1,987,517
800,000	3.00%, 11/15/45	919,875
7,690,000	2.50%, 2/15/46^	8,007,512
7,710,000	2.50%, 5/15/46	8,034,360

		30,554,850

U.S. Treasury Inflation Index Bonds (0.1%)
770,000	0.75%, 2/15/45	785,690

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Notes (1.3%)
$9,400,000	0.63%, 1/15/26	$9,967,215

U.S. Treasury Notes (22.3%)
40,425,000	0.88%, 5/31/18^	40,644,508
11,225,000	0.63%, 6/30/18	11,230,265
12,235,000	0.88%, 6/15/19^	12,295,698
8,110,000	1.63%, 6/30/20^#	8,339,991
2,645,000	2.00%, 9/30/20	2,762,475
8,025,000	1.25%, 3/31/21	8,118,419
30,695,000	1.38%, 4/30/21	31,224,980
17,640,000	1.13%, 6/30/21^	17,727,512
12,235,000	1.50%, 3/31/23	12,411,355
10,864,100	1.63%, 4/30/23	11,108,119
8,315,000	1.38%, 6/30/23	8,357,872
725,000	1.63%, 2/15/26	733,156
70,000	1.63%, 5/15/26^	70,856

		165,025,206

Total U.S. Treasury Obligations (Cost $202,192,397)		206,332,961

Securities Held as Collateral for Securities on Loan (13.6%):
101,303,176	AZL Enhanced Bond Index Fund Securities Lending Collateral Account(e)	101,303,176

Total Securities Held as Collateral for Securities on Loan (Cost $101,303,176)		101,303,176

Unaffiliated Investment Company (8.9%):
66,420,710	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(d)	66,420,710

Total Unaffiliated Investment Company (Cost $66,420,710)		66,420,710

Total Investment Securities (Cost $892,220,782)(f) —121.3%		907,721,268
Net other assets (liabilities) — (21.3)%		(164,653,754)

Net Assets — 100.0%		$743,067,514

Percentages indicated are based on net assets as of June 30, 2016.

MTN—Medium Term Note

REMIC—Real Estate Mortgage Investment Conduit

Re-REMIC—Restructured Real Estate Mortgage Investment Conduit

TBA—To Be Announced Security

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $98,849,826.

#	All or a portion of the security has been pledged as collateral for open derivative positions.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2016. The date presented represents the final maturity date.

(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.

(d)	The rate represents the effective yield at June 30, 2016.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

15

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Securities Sold Short (-8.6%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal Home Loan Mortgage Corporation (TBA)	3.00%	7/15/31	$(2,570,000)	$(2,688,361)	$(2,695,990)	$(7,629)
Federal Home Loan Mortgage Corporation (TBA)	2.50%	7/15/31	(1,832,000)	(1,883,167)	(1,894,488)	(11,321)
Federal Home Loan Mortgage Corporation (TBA)	3.50%	7/15/46	(16,615,000)	(17,372,990)	(17,515,844)	(142,854)
Federal Home Loan Mortgage Corporation (TBA)	5.00%	8/15/46	(2,600,000)	(2,867,313)	(2,868,035)	(722)
Federal Home Loan Mortgage Corporation (TBA)	4.50%	7/15/46	(77,000)	(83,825)	(83,966)	(141)
Federal National Mortgage Association (TBA)	5.00%	8/25/46	(600,000)	(666,281)	(666,450)	(169)
Federal National Mortgage Association (TBA)	5.50%	7/25/46	(1,900,000)	(2,127,656)	(2,135,719)	(8,063)
Federal National Mortgage Association (TBA)	3.00%	8/25/46	(5,800,000)	(5,962,273)	(6,008,210)	(45,937)
Federal National Mortgage Association (TBA)	3.00%	7/25/46	(7,762,000)	(8,008,403)	(8,055,195)	(46,792)
Federal National Mortgage Association (TBA)	3.00%	7/25/31	(577,000)	(602,093)	(604,903)	(2,810)
Federal National Mortgage Association (TBA)	3.50%	7/25/31	(14,163,000)	(14,928,262)	(15,007,464)	(79,202)
Federal National Mortgage Association (TBA)	5.00%	7/25/46	(810,000)	(897,497)	(899,960)	(2,463)
Federal National Mortgage Association (TBA)	4.50%	7/25/46	(37,000)	(40,274)	(40,388)	(114)
Federal National Mortgage Association (TBA)	4.00%	7/25/31	(2,100,000)	(2,181,375)	(2,175,797)	5,578
Government National Mortgage Association (TBA)	4.50%	7/20/46	(2,845,000)	(3,049,484)	(3,053,026)	(3,542)

				$(63,359,254)	$(63,705,435)	$(346,181)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Short	9/21/16	(7)	$(1,206,406)	$(67,605)
U.S. Treasury 5-Year Note September Futures	Short	9/30/16	(43)	(5,253,055)	(92,626)
Ultra Long Term U.S. Treasury Bond September Futures	Long	9/21/16	35	6,523,125	422,256
U.S. Treasury 2-Year Note September Futures	Long	9/30/16	336	73,694,250	516,863
U.S. Treasury 10-Year Note September Futures	Long	9/22/16	48	6,383,250	169,216

Total					$948,104

See accompanying notes to the financial statements.

16

AZL Enhanced Bond Index Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$892,220,782

Investment securities, at value*	$907,721,268
Interest and dividends receivable	2,993,583
Foreign currency, at value (cost $47,257)	47,336
Receivable for investments sold	129,399,555
Receivable for variation margin on futures contracts	51,844
Prepaid expenses	3,467

Total Assets	1,040,217,053

Liabilities:
Cash overdraft	2,644,060
Payable for investments purchased	128,652,874
Payable for capital shares redeemed	375,731
Payable for collateral received on loaned securities	101,303,176
Securities sold short (Proceeds received $63,359,254)	63,705,435
Payable for variation margin on futures contracts	38,828
Manager fees payable	211,201
Administration fees payable	20,649
Distribution fees payable	150,858
Custodian fees payable	12,763
Administrative and compliance services fees payable	620
Trustee fees payable	5,754
Other accrued liabilities	27,590

Total Liabilities	297,149,539

Net Assets	$743,067,514

Net Assets Consist of:
Capital	$692,467,451
Accumulated net investment income/(loss)	21,679,811
Accumulated net realized gains/(losses) from investment transactions	12,817,764
Net unrealized appreciation/(depreciation) on investments	16,102,488

Net Assets	$743,067,514

Shares of beneficial interest (unlimited number of shares authorized, no par value)	65,625,555
Net Asset Value (offering and redemption price per share)	$11.32

*	Includes securities on loan of $98,849,826.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Interest	$9,606,323
Dividends	35,467
Income from securities lending	149,386

Total Investment Income	9,791,176

Expenses:
Manager fees	1,227,434
Administration fees	157,052
Distribution fees	876,742
Custodian fees	23,311
Administrative and compliance services fees	5,227
Trustee fees	18,616
Professional fees	20,710
Shareholder reports	5,263
Other expenses	10,557

Total expenses	2,344,912

Net Investment Income/(Loss)	7,446,264

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	4,638,303
Net realized gains/(losses) on securities held short	(1,416,075)
Net realized gains/(losses) on futures contracts	527,621
Change in net unrealized appreciation/depreciation on investments	23,472,682

Net Realized/Unrealized Gains/(Losses) on Investments	27,222,531

Change in Net Assets Resulting From Operations	$34,668,795

See accompanying notes to the financial statements.

17

Statements of Changes in Net Assets

	AZL Enhanced Bond Index Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$7,446,264	$12,667,518
Net realized gains/(losses) on investment transactions	3,749,849	11,942,654
Change in unrealized appreciation/depreciation on investments	23,472,682	(17,289,290)

Change in net assets resulting from operations	34,668,795	7,320,882

Distributions to Shareholders:
From net investment income	—	(14,242,972)
From net realized gains	—	(8,315,482)

Change in net assets resulting from distributions to shareholders	—	(22,558,454)

Capital Transactions:
Proceeds from shares issued	58,941,789	147,790,151
Proceeds from dividends reinvested	—	22,558,454
Value of shares redeemed	(32,812,136)	(422,267,730)

Change in net assets resulting from capital transactions	26,129,653	(251,919,125)

Change in net assets	60,798,448	(267,156,697)
Net Assets:
Beginning of period	682,269,066	949,425,763

End of period	$743,067,514	$682,269,066

Accumulated net investment income/(loss)	$21,679,811	$14,233,547

Share Transactions:
Shares issued	5,336,725	13,270,633
Dividends reinvested	—	2,086,813
Shares redeemed	(2,991,179)	(37,390,144)

Change in shares	2,345,546	(22,032,698)

See accompanying notes to the financial statements.

18

AZL Enhanced Bond Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$10.78		$11.13	$10.67	$11.17	$11.02	$10.51

Investment Activities:
Net Investment Income/(Loss)	0.11		0.27	0.14	0.05	0.09	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.43		(0.24)	0.43	(0.31)	0.38	0.65

Total from Investment Activities	0.54		0.03	0.57	(0.26)	0.47	0.76

Dividends to Shareholders From:
Net Investment Income	—		(0.24)	(0.11)	(0.12)	(0.13)	(0.13)
Net Realized Gains	—		(0.14)	—	(0.12)	(0.19)	(0.12)

Total Dividends	—		(0.38)	(0.11)	(0.24)	(0.32)	(0.25)

Net Asset Value, End of Period	$11.32		$10.78	$11.13	$10.67	$11.17	$11.02

Total Return(a)	5.01	%(b)	0.23%	5.35%	(2.32)%	4.22%	7.28%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$743,068		$682,269	$949,426	$788,913	$503,548	$341,219
Net Investment Income/(Loss)(c)	2.12%		1.65%	1.49%	1.14%	1.35%	1.69%
Expenses Before Reductions(c) (d)	0.67%		0.66%	0.65%	0.66%	0.68%	0.69%
Expenses Net of Reductions(c)	0.67%		0.66%	0.65%	0.66%	0.68%	0.69%
Portfolio Turnover Rate(e)	137	%(b)	342%	564%	663%	385%	407%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

19

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

20

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $104 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $12,274 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2016, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

21

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Futures Contracts

During the period ended June 30, 2016, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $93.1 million as of June 30, 2016. The monthly average notional amount for these contracts was $96.9 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Interest Rate Risk Exposure

Interest Rate Contracts	Receivable for variation margin on futures contracts	$1,108,335	Payable for variation margin on futures contracts	$160,231

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Foreign Currency Risk Exposure

Currency Contracts	Net Realized gains/(losses) on futures contracts/	$—	$544
	Change in unrealized appreciation/depreciation on investments
Interest Rate Risk Exposure

Interest Rate Contracts	Net Realized gains/(losses) on futures contracts/	527,621	1,000,731
	Change in unrealized appreciation/depreciation on investments

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Enhanced Bond Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

22

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $4,058 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short.

Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

23

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Asset Backed Securities	$—	$66,449,506	$66,449,506
Collateralized Mortgage Obligations	—	37,946,251	37,946,251
Corporate Bonds+	—	135,511,969	135,511,969
Municipal Bonds	—	8,207,045	8,207,045
U.S. Government Agency Mortgages	—	251,776,116	251,776,116
U.S. Treasury Obligations	—	206,332,961	206,332,961
Yankee Dollars+	—	33,773,534	33,773,534
Securities Held as Collateral for Securities on Loan	—	101,303,176	101,303,176
Unaffiliated Investment Company	66,420,710	—	66,420,710

Total Investment Securities	66,420,710	841,300,558	907,721,268

Securities Sold Short	—	(63,705,435)	(63,705,435)
Other Financial Instruments:*
Futures Contracts	948,104	—	948,104

Total Investments	$67,368,814	$777,595,123	$844,963,937

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$916,532,016	$940,146,843

For the period ended June 30, 2016, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$855,523,788	$851,256,801

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have

24

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $892,726,203. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,890,702
Unrealized depreciation	(2,895,637)

Net unrealized appreciation/(depreciation)	$14,995,065

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Enhanced Bond Index Fund	$20,614,243	$1,944,211	$22,558,454

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Enhanced Bond Index Fund	$20,069,010	$3,981,320	$—	$(8,119,062)	$15,931,268

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

25

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

26

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Federated Clover Small Value Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Federated Clover Small Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Federated Clover Small Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Federated Clover Small Value Fund	$1,000.00	$1,019.10	$5.27	1.05%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Federated Clover Small Value Fund	$1,000.00	$1,019.62	$5.27	1.05%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	38.8%
Industrials	14.0
Information Technology	9.6
Consumer Discretionary	8.0
Health Care	6.6
Utilities	5.8
Materials	5.1
Energy	5.0
Consumer Staples	4.1

Total Common Stocks	97.0
Securities Held as Collateral for Securities on Loan	28.0
Money Market	3.1

Total Investment Securities	128.1
Net other assets (liabilities)	(28.1)

Net Assets	100.0%

1

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (97.0%):
Aerospace & Defense (1.7%):
57,200	Curtiss-Wright Corp.^	$4,819,100

Auto Components (0.8%):
52,875	Tenneco, Inc.*^	2,464,504

Banks (15.1%):
48,725	Chemical Financial Corp.^	1,816,955
317,975	F.N.B. Corp.^	3,987,407
88,353	Flushing Financial Corp.^	1,756,458
127,100	Great Western Bancorp, Inc.^	4,008,734
210,025	Hilltop Holdings, Inc.*^	4,408,424
144,000	MB Financial, Inc.^	5,224,319
169,275	Popular, Inc.	4,959,758
172,528	Synovus Financial Corp.^	5,001,586
202,050	Talmer Bancorp, Inc., Class A	3,873,299
87,525	Webster Financial Corp.	2,971,474
103,400	Western Alliance Bancorp*^	3,376,010
56,175	Wintrust Financial Corp.^	2,864,925

		44,249,349

Biotechnology (0.5%):
47,925	Emergent Biosolutions, Inc.*^	1,347,651

Capital Markets (0.8%):
272,375	BGC Partners, Inc., Class A	2,372,386

Chemicals (2.1%):
178,825	Olin Corp.^	4,442,013
25,850	Scotts Miracle-Gro Co. (The)	1,807,174

		6,249,187

Commercial Services & Supplies (3.0%):
245,925	R.R. Donnelley & Sons Co.^	4,161,051
38,825	UniFirst Corp.^	4,492,829

		8,653,880

Communications Equipment (1.6%):
86,550	ARRIS International plc*	1,814,088
147,050	Ciena Corp.*^	2,757,188

		4,571,276

Construction Materials (1.0%):
136,696	Summit Materials, Inc., Class A*^	2,796,800

Containers & Packaging (1.1%):
179,850	Owens-Illinois, Inc.*^	3,239,099

Diversified Consumer Services (1.1%):
212,725	Houghton Mifflin Harcourt Co.*^	3,324,892

Electric Utilities (2.1%):
138,200	Portland General Electric Co.^	6,097,384

Electronic Equipment, Instruments & Components (3.9%):
198,000	Benchmark Electronics, Inc.*^	4,187,700
32,350	ePlus, Inc.*^	2,645,907
133,525	II-VI, Inc.*^	2,504,929
22,600	SYNNEX Corp.^	2,142,932

		11,481,468

Energy Equipment & Services (1.8%):
662,275	McDermott International, Inc.*^	3,271,639
59,625	U.S. Silica Holdings, Inc.^	2,055,274

		5,326,913

Shares		Fair Value
Common Stocks, continued
Food Products (2.2%):
109,925	Snyders-Lance, Inc.^	$3,725,358
27,200	TreeHouse Foods, Inc.*^	2,792,080

		6,517,438

Gas Utilities (1.7%):
70,825	Spire, Inc.^	5,017,243

Health Care Equipment & Supplies (1.8%):
44,300	Integra LifeSciences Holdings Corp.*^	3,534,254
92,496	Wright Medical Group NV*	1,606,656

		5,140,910

Health Care Providers & Services (3.6%):
34,175	AmSurg Corp.*^	2,649,930
101,225	Capital Senior Living Corp.*	1,788,646
92,700	Owens & Minor, Inc.^	3,465,125
24,250	WellCare Health Plans, Inc.*^	2,601,540

		10,505,241

Household Durables (1.4%):
37,575	Tempur Sealy International, Inc.*^	2,078,649
114,750	WCI Communities, Inc.*^	1,939,275

		4,017,924

Household Products (1.2%):
67,225	Energizer Holdings, Inc.^	3,461,415

Independent Power and Renewable Electricity Producers (0.4%):
70,350	Dynegy, Inc.*	1,212,834

Insurance (7.0%):
86,124	Argo Group International Holdings, Ltd.	4,469,855
32,050	Aspen Insurance Holdings, Ltd.	1,486,479
218,200	CNO Financial Group, Inc.^	3,809,772
109,475	First American Financial Corp.^	4,403,085
291,200	Maiden Holdings, Ltd.^	3,564,288
56,100	Validus Holdings, Ltd.	2,725,899

		20,459,378

Internet Software & Services (0.8%):
79,725	Q2 Holdings, Inc.*^	2,233,895

IT Services (0.9%):
174,150	Evertec, Inc.	2,706,291

Machinery (5.9%):
137,025	Actuant Corp., Class A^	3,098,135
114,450	Barnes Group, Inc.	3,790,583
100,125	Colfax Corp.*^	2,649,308
39,225	Joy Global, Inc.^	829,217
345,175	Mueller Water Products, Inc., Class A^	3,941,898
51,200	Woodward, Inc.^	2,951,168

		17,260,309

Media (4.4%):
66,125	Nexstar Broadcasting Group, Inc., Class A^	3,146,228
96,450	Sinclair Broadcast Group, Inc., Class A^	2,879,997
111,225	Starz—Liberty Capital*^	3,327,852
86,525	Tribune Media Co., Class A^	3,390,049

		12,744,126

Metals & Mining (0.9%):
156,350	Commercial Metals Co.^	2,642,315

Continued

2

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.3%):
17,300	Big Lots, Inc.^	$866,903

Oil, Gas & Consumable Fuels (3.2%):
125,650	Golar LNG, Ltd.^	1,947,575
103,150	PBF Energy, Inc., Class A^	2,452,907
66,075	SemGroup Corp., Class A	2,151,402
284,975	WPX Energy, Inc.*^	2,653,117

		9,205,001

Pharmaceuticals (0.7%):
58,250	Medicines Co. (The)*^	1,958,948

Professional Services (1.2%):
28,550	Dun & Bradstreet Corp.^	3,478,532

Real Estate Investment Trusts (REITs) (12.4%):
150,700	Colony Financial, Inc.^	2,313,245
78,960	Colony Starwood Homes^	2,401,963
71,525	First Industrial Realty Trust, Inc.^	1,989,826
184,425	First Potomac Realty Trust^	1,696,710
135,475	Healthcare Realty Trust, Inc.	4,740,270
101,350	Highwoods Properties, Inc.^	5,351,279
237,975	Invesco Mortgage Capital, Inc.^	3,257,878
189,925	Kite Realty Group Trust^	5,323,597
122,175	LaSalle Hotel Properties^	2,880,887
231,700	Lexington Realty Trust^	2,342,487
271,962	New Residential Investment Corp.^	3,763,954

		36,062,096

Road & Rail (0.7%):
94,375	Werner Enterprises, Inc.^	2,167,794

Semiconductors & Semiconductor Equipment (2.0%):
102,575	Brooks Automation, Inc.^	1,150,892
198,925	Cypress Semiconductor Corp.^	2,098,659
58,175	MKS Instruments, Inc.^	2,505,015

		5,754,566

Shares or Principal Amount		Fair Value
Common Stocks, continued
Software (0.4%):
62,900	Infoblox, Inc.*^	$1,180,004

Thrifts & Mortgage Finance (3.5%):
99,200	Flagstar Bancorp, Inc.*	2,421,472
342,475	Radian Group, Inc.^	3,568,590
126,875	WSFS Financial Corp.^	4,084,106

		10,074,168

Tobacco (0.7%):
90,746	Vector Group, Ltd.^	2,034,525

Trading Companies & Distributors (1.5%):
12,400	MSC Industrial Direct Co., Inc., Class A^	874,944
67,525	WESCO International, Inc.*^	3,476,862

		4,351,806

Water Utilities (1.6%):
130,750	Aqua America, Inc.	4,662,545

Total Common Stocks (Cost $261,956,950)		282,710,096

Securities Held as Collateral for Securities on Loan (28.0%):
$81,405,663	AZL Federated Clover Small Value Fund Securities Lending Collateral Account(a)	81,405,663

Total Securities Held as Collateral for Securities on Loan (Cost $81,405,663)		81,405,663

Unaffiliated Investment Company (3.1%):
8,925,508	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	8,925,508

Total Unaffiliated Investment Company (Cost $8,925,508)		8,925,508

Total Investment Securities (Cost $352,288,121)(c) — 128.1%		373,041,267
Net other assets (liabilities) — (28.1)%		(81,808,081)

Net Assets — 100.0%		$291,233,186

Percentages indicated are based on net assets as of June 30, 2016.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $80,624,016.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Federated Clover Small Value Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$352,288,121

Investment securities, at value*	$373,041,267
Interest and dividends receivable	536,258
Receivable for investments sold	5,909,208
Prepaid expenses	1,760

Total Assets	379,488,493

Liabilities:
Payable for investments purchased	6,213,842
Payable for capital shares redeemed	360,781
Payable for collateral received on loaned securities	81,405,663
Manager fees payable	181,257
Administration fees payable	8,533
Distribution fees payable	60,419
Custodian fees payable	4,783
Administrative and compliance services fees payable	203
Trustee fees payable	1,866
Other accrued liabilities	17,960

Total Liabilities	88,255,307

Net Assets	$291,233,186

Net Assets Consist of:
Capital	$259,340,357
Accumulated net investment income/(loss)	4,628,031
Accumulated net realized gains/(losses) from investment transactions	6,511,652
Net unrealized appreciation/(depreciation) on investments	20,753,146

Net Assets	$291,233,186

Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,565,094
Net Asset Value (offering and redemption price per share)	$17.58

*	Includes securities on loan of $80,624,016.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$3,576,235
Income from securities lending	142,255
Foreign withholding tax	(5,046)

Total Investment Income	3,713,444

Expenses:
Manager fees	1,072,091
Administration fees	39,085
Distribution fees	357,364
Custodian fees	9,048
Administrative and compliance services fees	1,907
Trustee fees	6,887
Professional fees	7,673
Shareholder reports	9,729
Other expenses	4,033

Total expenses	1,507,817

Net Investment Income/(Loss)	2,205,627

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(3,260,443)
Change in net unrealized appreciation/depreciation on investments	5,902,834

Net Realized/Unrealized Gains/(Losses) on Investments	2,642,391

Change in Net Assets Resulting From Operations	$4,848,018

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Federated Clover Small Value Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,205,627	$3,073,948
Net realized gains/(losses) on investment transactions	(3,260,443)	10,657,248
Change in unrealized appreciation/depreciation on investments	5,902,834	(33,559,946)

Change in net assets resulting from operations	4,848,018	(19,828,750)

Distributions to Shareholders:
From net investment income	—	(3,080,181)
From net realized gains	—	(53,514,778)

Change in net assets resulting from distributions to shareholders	—	(56,594,959)

Capital Transactions:
Proceeds from shares issued	2,878,098	2,830,981
Proceeds from dividends reinvested	—	56,594,959
Value of shares redeemed	(23,513,712)	(98,531,149)

Change in net assets resulting from capital transactions	(20,635,614)	(39,105,209)

Change in net assets	(15,787,596)	(115,528,918)
Net Assets:
Beginning of period	307,020,782	422,549,700

End of period	$291,233,186	$307,020,782

Accumulated net investment income/(loss)	$4,628,031	$2,422,404

Share Transactions:
Shares issued	177,467	136,445
Dividends reinvested	—	3,206,513
Shares redeemed	(1,408,347)	(4,587,785)

Change in shares	(1,230,880)	(1,244,827)

See accompanying notes to the financial statements.

5

AZL Federated Clover Small Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$17.25		$22.19	$23.66	$18.14		$15.96		$16.72

Investment Activities:
Net Investment Income/(Loss)	0.14		0.22	0.15	0.20		0.15		0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.19		(1.49)	1.60	5.58		2.13		(0.77)

Total from Investment Activities	0.33		(1.27)	1.75	5.78		2.28		(0.66)

Dividends to Shareholders From:
Net Investment Income	—		(0.20)	(0.21)	(0.16)		(0.10)		(0.10)
Net Realized Gains	—		(3.47)	(3.01)	(0.10)		—		—

Total Dividends	—		(3.67)	(3.22)	(0.26)		(0.10)		(0.10)

Net Asset Value, End of Period	$17.58		$17.25	$22.19	$23.66		$18.14		$15.96

Total Return(a)	1.91	%(b)	(6.10)%	7.54%	32.00%		14.32%		(3.92)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$291,233		$307,021	$422,550	$481,889		$261,731		$199,020
Net Investment Income/(Loss)(c)	1.54%		0.85%	0.53%	1.27%		0.96%		0.60%
Expenses Before Reductions(c) (d)	1.05%		1.05%	1.03%	1.08%		1.07%		1.09%
Expenses Net of Reductions(c)	1.05%		1.05%	1.03%	1.01%		0.99%		1.09%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.05%		1.05%	1.03%	1.08%		1.07%		1.09%
Portfolio Turnover Rate(f)	50	%(b)	72%	74%	97	%(g)	156	%(h)	15%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.brokerage commission which

(g)	Cost of purchase and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 140%.

(h)	Effective February 24, 2012, the Subadviser changed from Franklin Advisory Services LLC to Federated Global Investment Management Corp. Costs of purchases and proceeds from sales of portfolio securities associated with the change in Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2012 as compared to prior years.

See accompanying notes to the financial statements.

6

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Federated Clover Small Value Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $81 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $10,960 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Federated Global Investment Management Corp. (“Federated”), Federated provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Federated Clover Small Value Fund	0.75%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

8

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,688 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

9

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$282,710,096	$—	$282,710,096
Securities Held as Collateral for Securities on Loan	—	81,405,663	81,405,663
Unaffiliated Investment Company	8,925,508	—	8,925,508

Total Investment Securities	$291,635,604	$81,405,663	$373,041,267

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Federated Clover Small Value Fund	$142,537,567	$159,597,325

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $353,011,883. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$29,765,435
Unrealized depreciation	(9,736,051)

Net unrealized appreciation/(depreciation)	$20,029,384

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Federated Clover Small Value Fund	$14,820,204	$41,774,755	$56,594,959

(a) Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Federated Clover Small Value Fund	$2,422,403	$10,531,628	$—	$14,090,780	$27,044,811

(a) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

10

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, AZL Small Cap Stock Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Franklin Templeton Founding Strategy Plus Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 19

Statement of Operations Page 19

Statements of Changes in Net Assets Page 20

Financial Highlights Page 21

Notes to the Financial Statements Page 22

Other Information Page 30

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Franklin Templeton Founding Strategy Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,019.90	$5.27	1.05%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,019.66	$5.27	1.05%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	59.5%
Foreign Bonds	15.8
Securities Held as Collateral for Securities on Loan	9.9
Corporate Bonds	7.0
Money Markets	6.3
Yankee Dollars	3.8
U.S. Government Agency Mortgages	3.8
Floating Rate Loans	1.1
Equity-Linked Securities	0.8
Preferred Stocks	0.6
Convertible Preferred Stocks	0.6
Convertible Bonds	0.4
U.S. Treasury Obligations	0.3
Municipal Bonds	0.1

Total Investment Securities	110.0
Net other assets (liabilities)	(10.0)

Net Assets	100.0%

1

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks (59.5%):
Aerospace & Defense (1.2%):
278,456	BAE Systems plc	$1,952,153
19,530	BE Aerospace, Inc.^	901,798
6,558	Huntington Ingalls Industries, Inc.	1,101,941
9,765	KLX, Inc.*	302,715
13,870	Raytheon Co.	1,885,627
21,500	United Technologies Corp.	2,204,824

		8,349,058

Air Freight & Logistics (0.1%):
230	CEVA Group plc*(a) (b)	80,378
8,200	United Parcel Service, Inc., Class B	883,304

		963,682

Airlines (0.3%):
222,310	Deutsche Lufthansa AG, Registered Shares^	2,587,810

Auto Components (0.3%):
18,517	Compagnie Generale des Establissements Michelin SCA, Class B	1,753,953

Automobiles (1.9%):
14,500	Daimler AG, Registered Shares	864,597
186,197	Ford Motor Co.	2,340,496
146,402	General Motors Co.	4,143,177
26,429	Hero MotoCorp, Ltd.	1,246,213
21,088	Hyundai Motor Co.	2,498,531
204,300	Nissan Motor Co., Ltd.	1,841,213

		12,934,227

Banks (7.0%):
85,800	Bangkok Bank Public Co., Ltd.	388,613
1,175,840	Barclays plc	2,238,184
44,020	BNP Paribas SA	1,978,773
49,612	CIT Group, Inc.	1,583,119
131,190	Citigroup, Inc.	5,561,144
92,212	Citizens Financial Group, Inc.	1,842,396
5,267	Columbia Banking System, Inc.	147,792
183,220	Credit Agricole SA	1,551,727
120,800	DBS Group Holdings, Ltd.	1,423,593
1,251	FCB Financial Holdings, Inc., Class A*^	42,534
352,952	HSBC Holdings plc	2,165,868
208,852	ING Groep NV	2,170,467
104,530	JPMorgan Chase & Co.	6,495,494
65,384	KB Financial Group, Inc.	1,865,619
47,132	PNC Financial Services Group, Inc.	3,836,073
6,189	Royal Bank of Canada	365,744
355,302	Standard Chartered plc	2,702,096
100,413	SunTrust Banks, Inc.	4,124,966
34,500	U.S. Bancorp	1,391,385
637,326	UniCredit SpA	1,422,477
71,301	Wells Fargo & Co.	3,374,676

		46,672,740

Beverages (0.8%):
6,000	Anheuser-Busch InBev NV, ADR	790,080
44,224	PepsiCo, Inc.	4,685,091

		5,475,171

Biotechnology (0.7%):
21,560	Amgen, Inc.	3,280,354
17,440	Gilead Sciences, Inc.	1,454,845

		4,735,199

Shares		Fair Value

Common Stocks, continued
Capital Markets (0.6%):
12,500	Charles Schwab Corp. (The)	$316,375
132,945	Credit Suisse Group AG	1,417,147
69,020	Morgan Stanley	1,793,140
54,400	UBS Group AG	704,076

		4,230,738

Chemicals (1.2%):
25,368	AkzoNobel NV	1,595,757
28,500	BASF SE	2,173,879
66,470	Dow Chemical Co. (The)^	3,304,223
12,528	FMC Corp.^	580,172
35,000	Mosaic Co. (The)^	916,300

		8,570,331

Commercial Services & Supplies (0.3%):
28,550	Republic Services, Inc., Class A	1,464,901
451,198	Serco Group plc*	671,539

		2,136,440

Communications Equipment (1.4%):
222,029	Cisco Systems, Inc.	6,370,012
178,154	Nokia Oyj^	1,013,547
141,172	Nokia Oyj, ADR^	803,269
197,771	Telefonaktiebolaget LM Ericsson, B Shares	1,512,260

		9,699,088

Construction & Engineering (0.1%):
28,890	FLSmidth & Co. A/S^	1,028,935

Construction Materials (0.5%):
79,258	CRH plc	2,285,222
24,752	LafargeHolcim, Ltd., Registered Shares	1,034,248

		3,319,470

Consumer Finance (0.4%):
44,980	Ally Financial, Inc.*	767,809
34,540	Capital One Financial Corp.	2,193,635

		2,961,444

Containers & Packaging (0.6%):
55,358	International Paper Co.	2,346,072
36,939	WestRock Co.	1,435,819

		3,781,891

Diversified Financial Services (0.2%):
45,400	Voya Financial, Inc.	1,124,104

Diversified Telecommunication Services (1.4%):
14,000	BCE, Inc.	662,610
29,820	China Telecom Corp., Ltd., ADR^	1,341,602
403,330	Koninklijke (Royal) KPN NV	1,462,731
596,820	Singapore Telecommunications, Ltd.	1,846,036
237,721	Telefonica SA	2,271,952
84,310	Telstra Corp., Ltd.	350,775
33,000	Verizon Communications, Inc.	1,842,720

		9,778,426

Electric Utilities (0.8%):
18,897	Duke Energy Corp.	1,621,174
30,430	PG&E Corp.	1,945,085
17,460	Southern Co. (The)	936,380
16,890	Xcel Energy, Inc.	756,334

		5,258,973

Continued

2

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Electrical Equipment (0.0%):
3,742	Sensata Technologies Holding NV*	$130,558

Energy Equipment & Services (1.0%):
74,439	Baker Hughes, Inc.	3,359,432
65,313	Halliburton Co.	2,958,026
5,000	Schlumberger, Ltd.	395,400
1,655	Technip-Coflexip SA	89,998

		6,802,856

Food & Staples Retailing (1.8%):
21,397	CVS Health Corp.	2,048,549
65,105	Kroger Co. (The)	2,395,213
60,010	Metro AG	1,835,524
115,310	Rite Aid Corp.*	863,672
786,534	Tesco plc*	1,839,770
32,043	Walgreens Boots Alliance, Inc.	2,668,220

		11,650,948

Health Care Equipment & Supplies (2.0%):
105,040	Getinge AB, B Shares	2,158,100
101,860	Medtronic plc	8,838,392
24,244	Stryker Corp.	2,905,159

		13,901,651

Health Care Providers & Services (0.1%):
6,936	Cigna Corp.	887,739

Household Products (0.1%):
9,153	Energizer Holdings, Inc.^	471,288

Independent Power and Renewable Electricity Producers (0.1%):
61,463	NRG Energy, Inc.^	921,330

Industrial Conglomerates (1.1%):
124,820	General Electric Co.^	3,929,334
19,980	Siemens AG, Registered Shares	2,046,426
573,000	Toshiba Corp.*^	1,565,825

		7,541,585

Insurance (3.6%):
346,031	AEGON NV	1,380,073
5,513	Alleghany Corp.*	3,029,835
29,328	Allstate Corp. (The)	2,051,494
109,636	American International Group, Inc.	5,798,647
70,913	AXA SA	1,424,415
721,000	China Life Insurance Co., Ltd.	1,553,677
24,318	Chubb, Ltd.	3,178,606
78,181	MetLife, Inc.	3,113,949
980	White Mountains Insurance Group, Ltd.	825,160
78,470	XL Group plc	2,613,836

		24,969,692

Internet Software & Services (0.4%):
2,990	Alphabet, Inc., Class A*	2,103,555
4,085	LinkedIn Corp., Class A*	773,086

		2,876,641

IT Services (0.3%):
189,278	Xerox Corp.	1,796,248

Life Sciences Tools & Services (0.1%):
35,770	QIAGEN NV*	774,658

Shares		Fair Value

Common Stocks, continued
Machinery (0.8%):
30,258	Caterpillar, Inc.^	$2,293,859
123,064	CNH Industrial NV	894,598
13,500	Deere & Co.^	1,094,040
3,788	Federal Signal Corp.	48,789
104,536	Navistar International Corp.*^	1,222,026

		5,553,312

Marine (0.3%):
1,221	A.P. Moeller - Maersk A/S, Class B	1,610,135

Media (2.8%):
46,955	CBS Corp., Class B	2,556,230
11,792	Charter Communications, Inc., Class A*	2,696,220
39,540	Comcast Corp., Class A	2,577,613
26,596	DISH Network Corp., Class A*	1,393,630
125,864	Reed Elsevier plc	2,318,709
154,081	Sky plc	1,748,546
19,999	Time Warner, Inc.	1,470,726
5,216	Tribune Co.#*(a) (c)	—
69,560	Twenty-First Century Fox, Inc.	1,881,598
86,789	Twenty-First Century Fox, Inc., Class B	2,365,000

		19,008,272

Metals & Mining (1.1%):
83,495	Freeport-McMoRan Copper & Gold, Inc.^	930,134
1,043,340	Glencore International plc	2,131,301
105,428	MMC Norilsk Nickel PJSC, ADR	1,409,572
60,000	Rio Tinto plc, Registered Shares, ADR^	1,878,000
53,005	ThyssenKrupp AG	1,057,859

		7,406,866

Multiline Retail (0.4%):
34,700	Macy’s, Inc.	1,166,267
7,000	Nordstrom, Inc.^	266,350
19,500	Target Corp.^	1,361,490

		2,794,107

Multi-Utilities (0.5%):
19,931	Dominion Resources, Inc.^	1,553,223
11,560	Public Service Enterprise Group, Inc.	538,812
11,070	Sempra Energy	1,262,201

		3,354,236

Oil, Gas & Consumable Fuels (6.6%):
23,119	Anadarko Petroleum Corp.	1,231,087
55,484	Apache Corp.	3,088,794
675,295	BP plc	3,942,558
60,765	BP plc, ADR^	2,157,765
255,290	Chesapeake Energy Corp.*^	1,092,641
31,000	Chevron Corp.	3,249,731
62,679	CONSOL Energy, Inc.^	1,008,505
112,900	ENI SpA	1,822,478
133,850	Galp Energia SGPS SA	1,858,585
131,710	Kinder Morgan, Inc.	2,465,611
1,981,100	Kunlun Energy Co., Ltd.^	1,655,251
151,032	Marathon Oil Corp.	2,266,990
13,000	Occidental Petroleum Corp.	982,280
130,446	Petroleo Brasileiro SA, ADR*	757,891
93,709	Royal Dutch Shell plc, ADR	5,174,610

Continued

3

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
53,258	Royal Dutch Shell plc, A Shares	$1,453,861
84,163	Royal Dutch Shell plc, A Shares	2,307,933
155,815	Royal Dutch Shell plc, B Shares	4,284,021
41,240	Total SA, ADR^	1,983,644
48,460	Total SA	2,336,497
502	Warrior Coal LLC Units A*(a) (c)	50,610
1,175	Warrior Coal LLC Units B*(a) (c)	118,459
40,375	Williams Cos., Inc. (The)	873,311

		46,163,113

Personal Products (0.1%):
9,153	Edgewell Personal Care Co.*^	772,605

Pharmaceuticals (5.9%):
9,187	Allergan plc*	2,123,024
33,500	AstraZeneca plc	1,993,860
11,204	Bristol-Myers Squibb Co.	824,054
100,901	Eli Lilly & Co.	7,945,954
113,914	Merck & Co., Inc.	6,562,586
20,070	Merck KGaA	2,043,003
38,994	Novartis AG, ADR	3,217,395
81,440	Pfizer, Inc.	2,867,502
15,810	Roche Holding AG	4,175,606
48,500	Sanofi-Aventis SA, ADR	2,029,725
15,900	Sanofi-Aventis SA	1,336,334
112,146	Teva Pharmaceutical Industries, Ltd., ADR	$5,633,094

		40,752,137

Real Estate Investment Trusts (REITs) (0.2%):
2,556	Alexander’s, Inc.^	1,045,992

Real Estate Management & Development (0.0%):
2,292	Forestar Group, Inc.*^	27,252

Road & Rail (0.2%):
13,000	Union Pacific Corp.	1,134,250

Semiconductors & Semiconductor Equipment (0.6%):
10,000	Analog Devices, Inc.	566,400
48,140	Intel Corp.	1,578,992
15,000	QUALCOMM, Inc.	803,550
19,910	Texas Instruments, Inc.	1,247,362

		4,196,304

Software (3.1%):
76,708	CA, Inc.	2,518,324
241,288	Microsoft Corp.	12,346,706
75,740	Oracle Corp.	3,100,038
171,419	Symantec Corp.^	3,520,946

		21,486,014

Specialty Retail (0.3%):
280,864	Kingfisher plc	1,212,134
158,720	Office Depot, Inc.*	525,363

		1,737,497

Technology Hardware, Storage & Peripherals (3.0%):
38,479	Apple, Inc.	3,678,592
88,480	EMC Corp.	2,404,002
144,900	Hewlett Packard Enterprise Co.	2,647,323
149,830	HP, Inc.	1,880,367
166,600	Konica Minolta Holdings, Inc.	1,208,343
7,331	Samsung Electronics Co., Ltd.	9,128,041

		20,946,668

Shares		Fair Value

Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.3%):
34,610	Michael Kors Holdings, Ltd.*^	$1,712,503

Tobacco (1.8%):
40,571	Altria Group, Inc.	2,797,776
55,644	British American Tobacco plc	3,620,125
48,508	Imperial Tobacco Group plc	2,632,772
9,083	Philip Morris International, Inc.	923,923
44,703	Reynolds American, Inc.	2,410,833

		12,385,429

Wireless Telecommunication Services (1.1%):
49,000	China Mobile, Ltd.	565,976
41,200	SoftBank Group Corp.	2,331,227
172,550	Turkcell Iletisim Hizmetleri AS, ADR*	1,578,833
1,056,987	Vodafone Group plc	3,217,088

		7,693,124

Total Common Stocks (Cost $387,189,843)		407,866,690

Preferred Stocks (0.6%):
Banks (0.1%):
416	Wells Fargo & Co., Series L, Class A, 5.77%	540,540

Capital Markets (0.0%):
10,000	Morgan Stanley, Series I, 0.94%^	270,500

Electric Utilities (0.1%):
20,000	NextEra Energy, Inc. Preferred Shares, 5.17%^	1,269,000

Metals & Mining (0.1%):
20,000	Alcoa, Inc., Series 1^	657,400

Multi-Utilities (0.1%):
9,300	Dominion Resources, Inc., 6.15%^	482,112

Pharmaceuticals (0.2%):
500	Allergan plc, Series A	416,810
1,000	Teva Pharmaceutical Industries PFD, 4.42%	827,000

		1,243,810

Total Preferred Stocks (Cost $4,621,399)		4,463,362

Convertible Preferred Stocks (0.6%):
Air Freight & Logistics (0.0%):
49	CEVA Group plc, Series A-2(a) (b)	16,993
6	CEVA Group plc, Series A-1(a) (b)	3,150

		20,143

Banks (0.1%):
800	Bank of America Corp., Series L, 7.25%	956,000

Capital Markets (0.2%):
10,000	Mandatory Exchange Trust, 5.75%(d)	1,021,099

Containers & Packaging (0.3%):
800,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.63%(d)	788,000
1,000,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%(d)	1,020,625

		1,808,625

Multi-Utilities (0.0%):
2,500	Dominion Resources, Inc., Series B, 6.00%	152,425

Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 0.80%^	62,735

Total Convertible Preferred Stocks (Cost $3,635,891)		4,021,027

Continued

4

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (0.4%):
Automobiles (0.0%):
$500,000	Fiat Chrysler Automobiles NV, Series FCAU, 7.88%, 12/15/16	$299,375

Banks (0.2%):
32,000	Wells Fargo Bank NA, 7.25%, 4/27/17(d)	910,080

Energy Equipment & Services (0.1%):
945,000	Weatherford International plc, 5.88%, 7/1/21	1,027,097

Oil, Gas & Consumable Fuels (0.1%):
2,000,000	Cobalt International Energy, Inc., 3.13%, 5/15/24^	660,000

Total Convertible Bonds (Cost $4,334,280)		2,896,552

Floating Rate Loans (1.1%):
Air Freight & Logistics (0.1%):
997,500	Xpo Logistics, Inc., 0.00%, 10/30/21, Callable 7/8/16 @ 101(e)	997,500

Capital Markets (0.2%):
997,500	First Eagle Investment Management LLC, 0.00%, 12/31/22, Callable 7/8/16 @ 101(e)	976,303
3,860,813	Lehman Brothers Holdings, Inc., 0.00%, 12/31/49(e)	122,774

		1,099,077

Electric Utilities (0.0%):
149,307	Texas Competitive Electric Holdings Co. LLC, 4.68%, 10/10/17(e) (f)	49,912

Health Care Providers & Services (0.1%):
500,000	Vizient, Inc., 0.00%, 2/8/23, Callable 7/8/16 @ 101(e)	503,125

Machinery (0.1%):
481,299	Navistar International Corp., 5.75%, 8/17/17, Callable 7/8/16 @ 101(e)	453,225

Media (0.1%):
430,631	iHeartcommunications, Inc., 6.91%, 1/30/19(e)	313,404
138,444	iHeartcommunications, Inc., 7.66%, 7/30/19(e)	100,718

		414,122

Multiline Retail (0.2%):
2,064,825	Belk, Inc., 0.00%, 12/10/22, Callable 7/8/16 @ 101(e)	1,633,793

Real Estate Management & Development (0.1%):
367,155	Caesars Entertainment Operating Co., Inc., 9.75%, 3/1/17, Callable 7/8/16 @ 100(e) (f)	367,155
89,801	Caesars Entertainment Operating Co., Inc., 4.45%, 1/28/18(e) (f)	88,286
429,156	Caesars Entertainment Operating Co., Inc., 5.45%, 1/28/18(e) (f)	428,353

		883,794

Software (0.0%):
300,995	Avaya, Inc., 0.00%, 5/29/20, Callable 7/8/16 @ 100(e)	210,195

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Specialty Retail (0.2%):
$498,750	Petco Animal Supplies Stores, Inc., 0.00%, 1/26/23, Callable 7/8/16 @ 101(e)	$495,543
58,125	Toys “R” US, 7.25%, 10/24/19, Callable 7/8/16 @ 100(e)	55,800
46,875	Toys “R” US, 0.00%, 10/24/19, Callable 7/8/16 @ 100(e)	44,121
1,007,869	Toys “R” US, 9.75%, 4/24/20, Callable 7/8/16 @ 102(e)	856,689

		1,452,153

Total Floating Rate Loans (Cost $9,855,559)		7,696,896

Corporate Bonds (7.0%):
Aerospace & Defense (0.0%):
100,000	TransDigm Group, Inc., 6.00%, 7/15/22, Callable 6/15/17 @ 105^	100,518
200,000	TransDigm Group, Inc., 6.50%, 7/15/24, Callable 7/15/19 @ 103	202,876

		303,394

Air Freight & Logistics (0.3%):
2,000,000	XPO Logistics, Inc., 6.50%, 6/15/22, Callable 6/15/18 @ 103.25^(d)	1,907,500

Banks (0.6%):
500,000	Bank of America Corp., Series AA, 6.10%, 12/29/49, Callable 3/17/25 @ 100(e)	507,500
1,500,000	Citigroup, Inc., Series O, 5.88%, 12/29/49, Callable 1/15/18 @ 100^(e)	1,440,000
1,000,000	Citigroup, Inc., Series Q, 5.95%, 12/29/49, Callable 8/15/20 @ 100^(e)	974,275
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(e)	255,000
1,000,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 7/1/16 @ 100, Perpetual Bond^(e)	972,600
200,000	Wells Fargo & Co., Series S, 5.90%, 12/31/49, Callable 5/15/23 @ 100(e)	205,750

		4,355,125

Beverages (0.1%):
500,000	Cott Beverages, Inc., 5.38%, 7/1/22, Callable 7/1/17 @ 104.03	500,000

Capital Markets (0.1%):
400,000	Morgan Stanley, Series J, 5.55%, 12/29/49, Callable 8/15/23 @ 100^(e)	396,240
713,000	Samson Investment Co., 9.75%, 2/15/20, Callable 8/8/16 @ 104.44(f)	14,260

		410,500

Consumer Finance (0.1%):
500,000	OneMain Financial Holdings, Inc., 7.25%, 12/15/21, Callable 10/15/16 @ 103.63(d)	478,750

Containers & Packaging (0.1%):
500,000	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 12/15/17 @ 104.31	516,250
200,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56^(d)	202,500

		718,750

Continued

5

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services (0.1%):
$500,000	Zayo Group LLC, 6.00%, 4/1/23, Callable 4/1/18 @ 104.5	$507,500

Electric Utilities (0.1%):
2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 8/8/16 @ 105.75(d) (f)	877,540

Food Products (0.0%):
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 8/15/24 @ 103.63^(d)	166,635

Health Care Providers & Services (0.8%):
700,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 3/27/20 @ 103.44^	612,500
965,000	Community Health Systems, Inc., 8.00%, 11/15/19, Callable 8/15/20 @ 104^	944,494
600,000	Community Health Systems, Inc., 7.13%, 7/15/20, Callable 2/1/18 @ 101.78^	556,254
800,000	HCA, Inc., 7.50%, 2/15/22^	909,600
500,000	HCA, Inc., 5.88%, 5/1/23	532,500
1,400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,434,720
500,000	Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78(d)	536,250

		5,526,318

Household Durables (0.1%):
544,000	Shea Homes LP, 5.88%, 4/1/23, Callable 4/1/18 @ 104.41(d)	538,560

Independent Power and Renewable Electricity Producers (0.5%):
1,000,000	AES Corp., 4.88%, 5/15/23, Callable 5/15/18 @ 102^	987,500
500,000	Calpine Corp., 5.38%, 1/15/23, Callable 8/15/24 @ 103^	487,500
1,000,000	Calpine Corp., 5.75%, 1/15/25, Callable 10/15/19 @ 103^	972,500
1,000,000	Dynegy, Inc., 6.75%, 11/1/19, Callable 5/1/17 @ 103.38	1,001,250

		3,448,750

IT Services (0.2%):
1,600,000	First Data Corp., 7.00%, 12/1/23, Callable 12/1/18 @ 103.5^(d)	1,620,000

Media (1.1%):
1,000,000	Dish DBS Corp., 5.88%, 7/15/22	972,500
1,000,000	Dish DBS Corp., 5.00%, 3/15/23	910,000
2,048,000	iHeartcommunications, Inc., 9.00%, 12/15/19, Callable 3/1/18 @ 104.5	1,535,999
2,000,000	iHeartcommunications, Inc., 9.00%, 3/1/21, Callable 2/15/17 @ 104.5	1,410,000
1,200,000	iHeartCommunications, Inc., 9.00%, 9/15/22, Callable 9/15/22 @ 106.75^	822,000
900,000	Neptune Finco Corp., 10.88%, 10/15/25, Callable 10/15/24 @ 105.44(d)	1,028,808

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$200,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 2/15/24 @ 103(d)	$206,750
1,000,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 7/15/19 @ 102.56(d)	992,500

		7,878,557

Metals & Mining (0.0%):
223,510	Walter Energy, Inc., 11.00%, 4/1/20, Callable 1/15/19 @ 106(d) (f)	22

Oil, Gas & Consumable Fuels (0.8%):
500,000	Antero Resources Finance Corp., 5.38%, 11/1/21, Callable 11/1/16 @ 104.03	488,750
872,000	Bill Barrett Corp., 7.63%, 10/1/19, Callable 8/8/16 @ 103.81^	710,680
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.5	360,000
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18^(f)	174,000
964,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(d)	816,990
500,000	Energy Transfer Equity LP, 5.50%, 6/1/27, Callable 5/1/17 @ 100^	470,000
1,300,000	Kinder Morgan (Delaware), Inc., 5.63%, 11/15/23, Callable 5/1/23 @ 100(d)	1,392,462
130,000	NGL Energy Partners LP, 6.88%, 10/15/21, Callable 7/15/20 @ 105.16^	114,075
300,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	297,750
900,000	Sanchez Energy Corp., 7.75%, 6/15/21, Callable 6/15/17 @ 104^	762,750
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 8/8/16 @ 102.13	100,000

		5,687,457

Pharmaceuticals (0.4%):
500,000	ENDO Finance Co., 5.75%, 1/15/22, Callable 1/15/17 @ 104.31(d)	451,200
2,476,000	Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20, Callable 10/15/16 @ 103.19^(d)	2,129,360
143,000	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21, Callable 8/8/16 @ 103.38(d)	121,908
70,000	Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22, Callable 7/15/16 @ 103.62(d)	60,039

		2,762,507

Real Estate Investment Trusts (REITs) (0.1%):
1,000,000	iStar Financial, Inc., 5.00%, 7/1/19, Callable 8/15/21 @ 102.5	932,500

Road & Rail (0.1%):
500,000	Hertz Corp., 6.75%, 4/15/19, Callable 8/8/16 @ 101.69^	510,453

Semiconductors & Semiconductor Equipment (0.2%):
1,000,000	Micron Technology, Inc., 7.50%, 9/15/23, Callable 4/15/19 @ 103.75^(d)	1,062,500

Continued

6

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software (0.2%):
$333,483	Avaya, Inc., 4.67%, 10/26/17, Callable 7/8/16 @ 100(e)	$256,412
250,013	Avaya, Inc., 6.50%, 3/31/18, Callable 7/8/16 @ 100(e)	186,052
339,000	Avaya, Inc., 7.00%, 4/1/19, Callable 8/8/16 @ 101.75^(d)	242,385
1,512,000	Avaya, Inc., 10.50%, 3/1/21, Callable 3/1/17 @ 108(d)	332,640
500,000	BMC Software Finance, Inc., 8.13%, 7/15/21, Callable 7/15/16 @ 106(d)	375,000

		1,392,489

Technology Hardware, Storage & Peripherals (0.8%):
700,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21, Callable 5/15/21 @ 100(d)	720,490
200,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.88%, 6/15/21, Callable 6/15/18 @ 102.94^(d)	203,954
700,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(d)	726,301
200,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, 6/15/24, Callable 6/15/19 @ 105.34^(d)	208,884
500,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(d)	521,244
1,000,000	Western Digital Corp., 7.38%, 4/1/23, Callable 4/1/19 @ 103.69^(d)	1,065,000
1,680,000	Western Digital Corp., 10.50%, 4/1/24, Callable 4/1/19 @ 107.88^(d)	1,797,600

		5,243,473

Trading Companies & Distributors (0.1%):
500,000	United Rentals, Inc., 5.75%, 11/15/24, Callable 12/1/18 @ 102.88^	503,750

Wireless Telecommunication Services (0.1%):
400,000	Sprint Communications, Inc., 9.00%, 11/15/18(d)	426,000
500,000	Sprint Nextel Corp., 11.50%, 11/15/21	494,000

		920,000

Total Corporate Bonds (Cost $53,076,424)		48,253,030

Equity-Linked Securities (0.8%):
Banks (0.8%):
65,000	Citigroup, Inc., 7.50%(d)	871,000
21,000	JPMorgan Chase & Co., 6.00%(d)	875,490
14,000	JPMorgan Chase & Co., 0.00%, 7/25/17(d)	798,518
21,000	Royal Bank of Canada, 6.00%(d)	1,528,380
50,000	Wells Fargo Bank NA, 7.00%(d)	1,626,500

		5,699,888

Total Equity-Linked Securities (Cost $5,909,160)		5,699,888

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds (15.8%):
Sovereign Bonds (15.8%):
$400,000	Bank Negara Monetary Notes, Series 0815, 0.54%, 7/5/16+(g)	$99,297
5,540,000	Bank Negara Monetary Notes, Series 1115, 2.14%, 7/19/16+(g)	1,373,818
1,980,000	Bank Negara Monetary Notes, Series 0515, 2.56%, 9/15/16+(g)	488,880
1,940,000	Bank Negara Monetary Notes, Series 0715, 2.52%, 9/22/16+(g)	478,813
1,850,000	Bank Negara Monetary Notes, Series 0915, 2.55%, 10/6/16+(g)	456,121
7,320,000	Bank Negara Monetary Notes, Series 1015, 2.56%, 10/11/16+(g)	1,804,086
5,540,000	Bank Negara Monetary Notes, Series 1215, 2.57%, 10/18/16+(g)	1,364,676
75,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/16+(h)	68,967
4,180,000	Brazil Nota do Tesouro Nacional, Series NTNF, 3.60%, 1/1/17+(g) (h)	1,278,344
230,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/18+(h)	210,463
4,910,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.79%, 1/1/19+(h)	1,462,207
19,940,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.56%, 1/1/21+(g) (h)	5,789,236
910,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(h)	824,322
6,250,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.37%, 1/1/23+(h)	1,780,762
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/45+(h)	126,078
3,077,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	284,382
4,534,000,000	Indonesia Government, Series FR53, 8.25%, 7/15/21+	357,265
6,854,000,000	Indonesia Government, Series FR16, 7.00%, 5/15/22+	502,979
250,000,000	Indonesia Government, Series FR35, 12.90%, 6/15/22+	23,716
2,213,000,000	Indonesia Government, Series FR43, 10.25%, 7/15/22+	188,972
7,534,000,000	Indonesia Government, Series FR63, 5.63%, 5/15/23+	506,046
31,470,000,000	Indonesia Government, Series FR70, 8.38%, 3/15/24+	2,512,122
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	274,229
14,527,000,000	Indonesia Government, Series FR56, 8.38%, 9/15/26+	1,166,539
186,000,000	Indonesia Government, Series FR59, 7.00%, 5/15/27+	13,166
3,393,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	300,367

Continued

7

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$279,000,000	Indonesia Government, Series FR64, 6.13%, 5/15/28+	$18,220
1,012,000,000	Indonesia Government, Series FR71, 9.00%, 3/15/29+	84,806
16,550,000,000	Indonesia Government, Series FR68, 8.38%, 3/15/34+	1,328,009
107,800,000	Korea Monetary Stab Bond, Series 1607, 1.57%, 7/9/16+	93,616
1,864,600,000	Korea Monetary Stab Bond, Series 1608, 2.46%, 8/2/16+	1,620,845
1,299,000,000	Korea Monetary Stab Bond, Series 1608, 1.56%, 8/9/16+	1,128,340
193,800,000	Korea Monetary Stab Bond, Series 1609, 1.52%, 9/9/16+	168,366
608,200,000	Korea Monetary Stab Bond, Series 1610, 2.22%, 10/2/16+	529,408
363,600,000	Korea Monetary Stab Bond, Series 1610, 1.53%, 10/8/16+	315,950
1,057,800,000	Korea Monetary Stab Bond, Series 1612, 2.07%, 12/2/16+	921,705
350,300,000	Korea Monetary Stab Bond, Series 1702, 1.96%, 2/2/17+	305,462
473,700,000	Korea Monetary Stab Bond, Series 1708, 1.70%, 8/2/17+	413,285
2,845,800,000	Korea Monetary Stab Bond, Series 1710, 1.56%, 10/2/17+	2,480,368
237,200,000	Korea Monetary Stab Bond, Series 1802, 1.49%, 2/2/18+	206,719
1,254,500,000	Korea Monetary Stab Bond, Series 1611, 1.61%, 11/9/19+	1,093,144
1,603,510,000	Korea Treasury Bond, Series 1612, 3.00%, 12/10/16+	1,403,028
2,362,800,000	Korea Treasury Bond, Series 1712, 2.00%, 12/10/17+	2,073,466
518,400,000	Korea Treasury Bond, Series 1812, 1.75%, 12/10/18+	455,544
1,658,400,000	Korea Treasury Bond, Series 1906, 1.50%, 6/10/19+	1,450,305
8,721,050,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	7,814,480
104,400,000	Korea Treasury Bond, Series 2109, 1.38%, 9/10/21+	90,717
300,000	Letra do Tesouro Nacional, Series LTN, 18.98%, 7/1/16+(g) (h)	93,356
150,000	Letra do Tesouro Nacional, Series LTN, 13.55%, 10/1/16+(g) (h)	45,124
3,160,000	Letra do Tesouro Nacional, Series LTN, 13.25%, 1/1/17+(g) (h)	921,135
1,820,000	Letra do Tesouro Nacional, Series LTN, 13.02%, 1/1/18+(g) (h)	472,628
3,240,000	Letra Tesouro Nacional, Series LTN, 13.29%, 1/1/19+(g) (h)	754,114

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,840,000	Letra Tesouro Nacional, Series LTN, 13.60%, 7/1/19+(g) (h)	$405,146
6,476,000	Malaysia Government, Series 1/06, 4.26%, 9/15/16+	1,613,101
3,080,000	Malaysia Government, Series 0207, 3.81%, 2/15/17+	769,800
15,160,000	Malaysia Government, Series 0214, 3.39%, 3/15/17+	3,784,071
1,536,000	Malaysia Government, Series 0210, 4.01%, 9/15/17+	386,472
4,572,000	Malaysia Government, Series 2/03, 4.24%, 2/7/18+	1,162,118
1,120,000	Malaysia Treasury Bill, Series 2815, 2.33%, 8/5/16+(g)	277,407
920,000	Malaysia Treasury Bill, Series 0216, 2.63%, 1/20/17+(g)	225,042
3,776,000	Malaysian Government, Series 0113, 3.17%, 7/15/16+	937,528
2,350,000	Malaysian Government, Series 0512, 3.31%, 10/31/17+	587,833
2,830,000	Malaysian Government, Series 0213, 3.26%, 3/1/18+	708,581
12,960,000	Mex Bonos Desarr, Series M, 4.75%, 6/14/18+(e) (i)	707,700
444,383,000	Mexican Cetes, Series BI, 0.00%, 7/7/16+(i)	2,429,502
54,578,000	Mexican Cetes, Series BI, 0.00%, 7/21/16+(i)	297,929
51,478,000	Mexican Cetes, Series BI, 0.00%, 8/4/16+(i)	280,584
469,022,000	Mexican Cetes, Series BI, 0.00%, 8/18/16+(i)	2,552,635
98,739,000	Mexican Cetes, Series BI, 0.00%, 9/1/16+(i)	536,584
934,866,000	Mexican Cetes, Series BI, 0.00%, 10/13/16+(i)	5,053,297
23,384,000	Mexican Cetes, Series BI, 0.00%, 11/10/16+(i)	125,963
485,091,000	Mexican Cetes, Series BI, 0.00%, 12/8/16+(i)	2,603,970
404,363,000	Mexican Cetes, Series BI, 0.00%, 2/2/17+(i)	2,156,243
1,627,810	Mexican Udibonos, 3.50%, 12/14/17+(e)(i)	91,649
983,028	Mexican Udibonos, 4.00%, 6/13/19+(e)(i)	56,971
792,765	Mexican Udibonos, 2.50%, 12/10/20+(e)(i)	43,900
8,717,000	Mexico Bonos Desarr, Series M 10, 7.25%, 12/15/16+(e) (i)	483,004
40,370,000	Mexico Bonos Desarr, Series M, 5.00%, 6/15/17+(e) (i)	2,220,779
51,353,000	Mexico Cetes, Series BI, 0.00%, 8/25/16+(i)	279,237
13,893,000	Mexico Cetes, Series BI, 0.00%, 9/15/16+(i)	75,342
13,892,000	Mexico Cetes, Series BI, 0.00%, 9/29/16+(i)	75,218
56,167,000	Mexico Cetes, Series BI, 0.00%, 10/27/16+(i)	303,139
41,678,000	Mexico Cetes, Series BI, 0.00%, 11/24/16+(i)	224,166
87,991,000	Mexico Cetes, Series BI, 0.00%, 3/2/17+(i)	467,580
45,520,000	Mexico Cetes, Series BI, 0.00%, 3/30/17+(i)	241,119
125,315,000	Mexico Cetes, Series BI, 0.00%, 5/25/17+(i)	658,651
10,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/19+(h)	9,011
720,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/23+(h)	644,246

Continued

8

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$16,650,000	Nota do Tesouro Nacional, Series NTNF, 1.26%, 1/1/25+(g) (h)	$4,657,029
5,290,000	Nota do Tesouro Nacional, Series NTNF, 1.12%, 1/1/27+(h)	1,464,662
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16+	39,429
9,830,000	Philippine Government International Bond, Series 3-21, 2.88%, 5/22/17+	210,313
2,660,000	Philippine Government International Bond, Series 1045, 5.88%, 1/31/18+	59,473
48,142,000	Philippine Government International Bond, Series 5-72, 2.13%, 5/23/18+	1,017,945
10,380,000	Philippine Government International Bond, Series 7-51, 5.00%, 8/18/18+	232,249
140,550,000	Philippine Government International Bond, Series 7-56, 3.88%, 11/22/19+	3,093,939
100,000	Philippine Treasury Bill, Series 364, 0.53%, 7/6/16+(g)	2,127
11,050,000	Philippine Treasury Bill, Series 182, 1.48%, 7/20/16+(g)	234,814
8,410,000	Philippine Treasury Bill, Series 364, 1.40%, 8/3/16+(g)	178,624
20,210,000	Philippine Treasury Bill, Series 182, 1.47%, 8/24/16+(g)	428,854
1,820,000	Philippine Treasury Bill, Series 364, 1.50%, 9/7/16+(g)	38,596
1,020,000	Philippine Treasury Bill, Series 182, 1.40%, 9/14/16+(g)	21,629
12,720,000	Philippine Treasury Bill, Series 182, 1.37%, 11/2/16+(g)	269,246
1,410,000	Philippine Treasury Bill, Series 364, 1.42%, 12/7/16+(g)	29,799
33,640,000	Philippine Treasury Bill, Series 364, 1.32%, 1/18/17+(g)	710,182
27,150,000	Philippine Treasury Bill, Series 364, 1.57%, 2/22/17+(g)	571,518
2,050,000	Philippine Treasury Bill, Series 364, 1.53%, 3/15/17+(g)	43,126
13,740,000	Philippine Treasury Bill, Series 364, 1.53%, 5/3/17+(g)	288,461
8,200,000	Philippine Treasury Bill, Series 364, 1.75%, 6/7/17+(g)	171,544
6,340,000	Poland Government Bond, Series 0716, 1.59%, 7/25/16+(g)	1,605,976
7,265,000	Poland Government Bond, Series 1016, 4.75%, 10/25/16+	1,859,969
3,343,000	Poland Government Bond, Series 0117, 1.75%, 1/25/17+(e)	848,593
160,000	Poland Government Bond, Series 0417, 4.75%, 4/25/17+	41,593
3,391,000	Poland Government Bond, Series 0121, 1.75%, 1/25/21+(e)	847,449

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$15,500	Portugal Obrigacoes do Tesouro, 4.95%, 10/25/23+(d)	$19,806
38,700	Portugal Obrigacoes do Tesouro, 5.65%, 2/15/24+(d)	51,029
2,250,000	Portugal Obrigacoes do Tesouro, 3.88%, 2/15/30+(d)	2,590,016
174,000,000	Republic of Colombia, 7.75%, 4/14/21+	60,932
393,000,000	Republic of Colombia, Series B, 7.00%, 5/4/22+	134,296
710,000,000	Republic of Colombia, Series B, 10.00%, 7/24/24+	282,661
2,717,000,000	Republic of Colombia, Series B, 7.50%, 8/26/26+	924,195
42,000,000	Republic of Colombia, 9.85%, 6/28/27+	17,212
3,899,000,000	Republic of Colombia, Series B, 7.75%, 9/18/30+	1,344,592
374,000,000	Republic of Columbia, Series B, 11.25%, 10/24/18+	139,945
223,000,000	Republic of Columbia, Series B, 7.00%, 9/11/19+	76,799
202,000,000	Republic of Columbia, Series B, 11.00%, 7/24/20+	79,171
27,000,000	Republic of Columbia, 4.38%, 3/21/23, Callable 12/21/22 @ 100+	7,886
1,382,000,000	Republic of Columbia, Series B, 6.00%, 4/28/28+	414,405

Total Foreign Bonds (Cost $109,183,170)		108,603,595

Yankee Dollars (3.8%):
Aerospace & Defense (0.0%):
300,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 3/15/20 @ 103.75(d)	259,500

Construction Materials (0.1%):
500,000	Cemex SAB de C.V., 7.25%, 1/15/21, Callable 10/15/18 @ 104(d)	527,600

Containers & Packaging (0.1%):
500,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.25%, 1/31/19, Callable 8/8/16 @ 103.13(d)	508,125

Diversified Financial Services (0.3%):
500,000	Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 8/8/16 @ 104.25^(d)	405,000
500,000	Altice Financing SA, 6.63%, 2/15/23, Callable 2/15/18 @ 104.97(d)	490,935
1,000,000	Virgin Media Secured Finance plc, 5.50%, 1/15/25, Callable 7/15/19 @ 103^(d)	981,250

		1,877,185

Diversified Telecommunication Services (0.2%):
500,000	Telecom Italia SpA, 5.30%, 5/30/24(d)	498,750
500,000	Wind Acquisition Finance SA, 7.38%, 4/23/21, Callable 4/23/17 @ 104(d)	476,250

		975,000

Continued

9

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Electric Utilities (0.1%):
$1,000,000	InterGen NV, 7.00%, 6/30/23, Callable 9/15/22 @ 103.5(d)	$707,500

Energy Equipment & Services (0.3%):
1,000,000	Weatherford International plc, 7.75%, 6/15/21, Callable 5/15/21 @ 100^	973,750
800,000	Weatherford International plc, 8.25%, 6/15/23, Callable 3/15/23 @ 100^	760,000

		1,733,750

Hotels, Restaurants & Leisure (0.8%):
2,600,000	International Game Technology, 6.25%, 2/15/22, Callable 8/1/18 @ 100(d)	2,642,250
2,600,000	International Game Technology, 6.50%, 2/15/25, Callable 6/30/18 @ 100^(d)	2,619,500

		5,261,750

Marine (0.0%):
200,000	Stena International SA, 5.75%, 3/1/24^(d)	164,000

Media (0.1%):
300,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 106(d)	303,000
500,000	Altice SA, 7.63%, 2/15/25, Callable 2/15/20 @ 103.81^(d)	488,125

		791,125

Metals & Mining (0.2%):
230,000	First Quantum Minerals, Ltd., 7.00%, 2/15/21, Callable 3/15/20 @ 103.5(d)	184,863
1,000,000	FMG Resources Pty, Ltd., 9.75%, 3/1/22, Callable 3/1/18 @ 109.75^(d)	1,103,750

		1,288,613

Pharmaceuticals (0.4%):
1,500,000	Mallinckrodt International Finance SA, 5.75%, 8/1/22, Callable 8/1/17 @ 104^(d)	1,425,000
500,000	Mallinckrodt International Finance SA, 5.50%, 4/15/25, Callable 4/15/20 @ 102.75^(d)	446,060
800,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94^(d)	646,000
600,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 7/15/17 @ 103.06^(d)	481,500

		2,998,560

Sovereign Bonds (1.2%):
1,550,000	Republic of Portugal, 5.13%, 10/15/24(d)	1,549,551
200,000	Republic of Serbia, 5.25%, 11/21/17(d)	206,758
1,088,000	Ukraine Government, 7.75%, 9/1/21(d)	1,058,297
1,088,000	Ukraine Government, 7.75%, 9/1/22(d)	1,051,823
1,088,000	Ukraine Government, 7.75%, 9/1/23(d)	1,047,418
964,000	Ukraine Government, 7.75%, 9/1/24(d)	922,789
964,000	Ukraine Government, 7.75%, 9/1/25(d)	918,403
964,000	Ukraine Government, 7.75%, 9/1/26(d)	913,583

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$964,000	Ukraine Government, 7.75%, 9/1/27(d)	$911,173
2,207,000	Ukraine Government, Series GDP, 0.00%, 5/31/40(d) (e)	714,958

		9,294,753

Total Yankee Dollars (Cost $26,974,196)		26,387,461

Municipal Bond (0.1%):
Puerto Rico (0.1%):
869,000	Puerto Rico Commonwealth, GO, Series A, 8.00%, 7/1/35, Callable 7/1/20 @ 100	578,971

Total Municipal Bond (Cost $740,410)		578,971

U.S. Government Agency Mortgage (3.8%):
26,110,000	Federal Home Loan Bank, 0.01%, 7/1/16(g)	26,110,000

Total U.S. Government Agency Mortgage (Cost $26,110,000)		26,110,000

U.S. Treasury Obligations (0.3%):
U.S. Treasury Bill (0.3%)
1,000,000	0.23%, 9/1/16(g)	999,600
1,000,000	0.28%, 12/1/16^(g)	998,789

Total U.S. Treasury Obligations (Cost $1,997,464)		1,998,389

Securities Held as Collateral for Securities on Loan (9.9%):
$67,964,208	AZL Franklin Templeton Founding Strategy Plus Fund Securities Lending Collateral Account(j)	67,964,208

Total Securities Held as Collateral for Securities on Loan (Cost $67,964,208)		67,964,208

Unaffiliated Investment Company (6.3%):
41,114,531	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(g)	41,114,531

Total Unaffiliated Investment Company (Cost $41,114,531)		41,114,531

Total Investment Securities (Cost $742,706,535)(k) — 110.0%		753,654,600
Net other assets (liabilities) — (10.0)%		(66,915,143)

Net Assets — 100.0%		$686,739,457

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

#	Security issued in connection with a pending litigation settlement.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $66,358,010.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 0.00% of the net assets of the Fund.

Continued

10

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 0.03% of the net assets of the fund.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(e)	Variable rate security. The rate presented represents the rate in effect at June 30, 2016. The date presented represents the final maturity date.

(f)	Defaulted bond.

(g)	The rate represents the effective yield at June 30, 2016.

(h)	Principal amount is stated in 1,000 Brazilian Real Units.

(i)	Principal amount is stated in 100 Mexican Peso Units.

(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(k)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Australia	0.1%
Belgium	0.1%
Bermuda	0.4%
Brazil	2.9%
Canada	0.5%
China	0.4%
Colombia	0.5%
Denmark	0.3%
Finland	0.2%
France	1.9%
Germany	1.7%
Hong Kong	0.5%
India	0.2%
Indonesia	1.0%
Ireland (Republic of)	1.0%
Israel	0.8%
Italy	0.5%
Japan	0.9%
Korea, Republic Of	2.7%
Luxembourg	0.5%

Country	Percentage
Malaysia	2.2%
Mexico	2.9%
Netherlands	1.3%
Philippines	1.0%
Poland	0.7%
Portugal	0.8%
Republic of Korea (South)	2.0%
Russian Federation	0.2%
Serbia (Republic of)	—	%NM
Singapore	0.4%
Spain	0.3%
Sweden	0.5%
Switzerland	2.1%
Thailand	0.1%
Turkey	0.2%
Ukraine	1.0%
United Kingdom	7.5%
United States	59.7%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

11

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Forward Currency Contracts

At June 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Citibank	9/14/16	1,553,000	$1,118,750	$1,154,624	$(35,874)
Australian Dollar	Citibank	11/3/16	9,400,000	7,101,042	6,976,518	124,524
Australian Dollar	JPMorgan Chase	12/12/16	1,572,000	1,118,759	1,165,117	(46,358)
Australian Dollar	JPMorgan Chase	12/13/16	2,319,000	1,711,225	1,718,711	(7,486)
Australian Dollar	Citibank	12/14/16	1,563,000	1,153,682	1,158,366	(4,684)
Australian Dollar	JPMorgan Chase	12/14/16	781,000	559,102	578,812	(19,710)
Brazilian Real	JPMorgan Chase	7/5/16	4,041,061	1,260,586	1,256,219	4,367
British Pound	Banco Sandler	11/23/16	26,674	35,546	35,560	(14)
British Pound	Bank of America	11/23/16	38,274	51,577	51,025	552
British Pound	Credit Suisse First Boston	11/23/16	19,137	25,880	25,512	368
British Pound	HSBC Bank	11/23/16	8,508,006	12,420,772	11,342,385	1,078,387
British Pound	SSB Soft Dollar	11/23/16	75,107	100,246	100,128	118
British Pound	State Street	11/23/16	131,054	185,092	174,714	10,378
Canadian Dollar	Citibank	7/5/16	69,247	53,271	53,607	(336)
Chilean Peso	Morgan Stanley	7/5/16	31,392,500	46,490	47,414	(924)
Chilean Peso	Deutsche Bank	7/7/16	41,112,000	61,962	62,082	(120)
Chilean Peso	Deutsche Bank	7/11/16	21,398,500	32,251	32,301	(50)
European Euro	Barclays Bank	7/1/16	17,912	20,459	19,875	584
European Euro	Barclays Bank	7/6/16	516,186	576,695	572,884	3,811
European Euro	HSBC Bank	7/6/16	1,113,075	1,243,572	1,235,336	8,236
European Euro	Deutsche Bank	7/7/16	312,372	337,290	346,696	(9,406)
European Euro	Barclays Bank	7/11/16	112,000	127,737	124,325	3,412
European Euro	JPMorgan Chase	7/13/16	2,098,000	2,397,233	2,329,050	68,183
European Euro	JPMorgan Chase	7/14/16	99,000	112,830	109,907	2,923
European Euro	Deutsche Bank	7/15/16	1,030,000	1,163,315	1,143,517	19,798
European Euro	Barclays Bank	7/18/16	1,698,012	1,909,542	1,885,361	24,181
European Euro	Deutsche Bank	7/18/16	525,093	590,478	583,029	7,449
European Euro	Goldman Sachs	7/18/16	87,000	97,611	96,599	1,012
European Euro	HSBC Bank	7/18/16	78,849	89,129	87,549	1,580
European Euro	Morgan Stanley	7/18/16	277,000	305,808	307,563	(1,755)
European Euro	Barclays Bank	7/19/16	82,000	89,823	91,051	(1,228)
European Euro	Barclays Bank	7/20/16	266,076	297,202	295,455	1,747
European Euro	Bank of America	7/21/16	5,770,975	6,330,358	6,408,422	(78,064)
European Euro	Bank of America	7/21/16	39,227	43,793	43,560	233
European Euro	Barclays Bank	7/21/16	97,000	106,352	107,714	(1,362)
European Euro	Credit Suisse First Boston	7/21/16	37,714	42,648	41,880	768
European Euro	Deutsche Bank	7/21/16	11,100	12,160	12,326	(166)
European Euro	HSBC Bank	7/21/16	342,728	383,091	380,585	2,506
European Euro	JPMorgan Chase	7/21/16	5,188	5,895	5,761	134
European Euro	State Street	7/21/16	312,089	349,945	346,562	3,383
European Euro	State Street	7/21/16	40,950	45,648	45,473	175
European Euro	UBS Warburg	7/21/16	19,406	22,138	21,550	588
European Euro	Bank of America	7/22/16	16,935	19,255	18,806	449
European Euro	Barclays Bank	7/22/16	74,793	84,964	83,058	1,906
European Euro	Morgan Stanley	7/22/16	366,000	400,093	406,442	(6,349)
European Euro	Barclays Bank	7/25/16	372,817	418,923	414,059	4,864
European Euro	Deutsche Bank	7/25/16	93,795	103,431	104,171	(740)
European Euro	State Street	7/25/16	420,000	475,818	466,461	9,357
European Euro	Deutsche Bank	7/27/16	526,975	586,597	585,313	1,284
European Euro	Citibank	7/28/16	85,594	95,273	95,073	200
European Euro	Barclays Bank	7/29/16	419,995	465,738	466,524	(786)
European Euro	Deutsche Bank	7/29/16	2,639,978	2,891,937	2,932,451	(40,514)
European Euro	HSBC Bank	7/29/16	180,000	199,710	199,942	(232)
European Euro	JPMorgan Chase	7/29/16	380,000	423,810	422,099	1,711

Continued

12

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	State Street	7/29/16	4,566	$5,071	$5,072	$(1)
European Euro	Barclays Bank	8/1/16	17,912	19,912	19,899	13
European Euro	Barclays Bank	8/5/16	613,778	681,043	681,948	(905)
European Euro	Citibank	8/5/16	380,000	420,337	422,205	(1,868)
European Euro	HSBC Bank	8/5/16	380,000	419,482	422,205	(2,723)
European Euro	JPMorgan Chase	8/5/16	269,500	297,535	299,433	(1,898)
European Euro	Goldman Sachs	8/9/16	317,570	363,306	352,892	10,414
European Euro	Citibank	8/10/16	44,168	48,512	49,082	(570)
European Euro	Deutsche Bank	8/11/16	180,000	198,710	200,035	(1,325)
European Euro	JPMorgan Chase	8/11/16	239,500	263,570	266,158	(2,588)
European Euro	Goldman Sachs	8/12/16	142,000	162,192	157,811	4,381
European Euro	Standard Charter	8/12/16	56,000	63,987	62,235	1,752
European Euro	Deutsche Bank	8/15/16	77,961	89,339	86,651	2,688
European Euro	Morgan Stanley	8/15/16	66,000	74,518	73,357	1,161
European Euro	Standard Charter	8/15/16	37,000	42,322	41,124	1,198
European Euro	JPMorgan Chase	8/16/16	30,000	33,917	33,345	572
European Euro	Morgan Stanley	8/17/16	66,000	73,999	73,362	637
European Euro	Barclays Bank	8/18/16	237,000	265,316	263,446	1,870
European Euro	Deutsche Bank	8/19/16	93,863	106,490	104,341	2,149
European Euro	Deutsche Bank	8/22/16	133,000	148,346	147,862	484
European Euro	JPMorgan Chase	8/22/16	590,027	662,986	655,960	7,026
European Euro	Deutsche Bank	8/23/16	130,000	146,107	144,532	1,575
European Euro	Goldman Sachs	8/24/16	289,000	325,570	321,318	4,252
European Euro	Bank of America	8/26/16	75,988	85,152	84,491	661
European Euro	JPMorgan Chase	8/26/16	172,504	193,172	191,808	1,364
European Euro	Deutsche Bank	8/29/16	8,867,075	9,916,359	9,860,412	55,947
European Euro	Goldman Sachs	8/29/16	130,000	145,408	144,563	845
European Euro	JPMorgan Chase	8/29/16	72,758	81,305	80,909	396
European Euro	Barclays Bank	8/31/16	170,862	189,231	190,018	(787)
European Euro	Deutsche Bank	8/31/16	28,980	32,776	32,229	547
European Euro	Standard Charter	8/31/16	380,000	427,223	422,603	4,620
European Euro	Deutsche Bank	9/2/16	49,000	53,586	54,498	(912)
European Euro	Deutsche Bank	9/6/16	237,800	262,369	264,523	(2,154)
European Euro	JPMorgan Chase	9/6/16	1,125,000	1,274,664	1,251,422	23,242
European Euro	Citibank	9/9/16	1,704,605	1,941,716	1,896,384	45,332
European Euro	HSBC Bank	9/9/16	15,000	17,086	16,688	398
European Euro	Morgan Stanley	9/9/16	43,000	49,015	47,838	1,177
European Euro	Standard Charter	9/9/16	76,800	87,480	85,441	2,039
European Euro	Deutsche Bank	9/13/16	285,500	324,514	317,671	6,843
European Euro	Bank of America	9/15/16	433,000	488,324	481,829	6,495
European Euro	Citibank	9/15/16	10,643	12,015	11,843	172
European Euro	JPMorgan Chase	9/16/16	15,000	16,903	16,692	211
European Euro	Deutsche Bank	10/11/16	612,660	694,651	682,435	12,216
European Euro	HSBC Bank	10/13/16	73,000	82,790	81,320	1,470
European Euro	JPMorgan Chase	10/13/16	1,058,000	1,210,479	1,178,585	31,894
European Euro	Barclays Bank	10/17/16	62,000	71,350	69,077	2,273
European Euro	Deutsche Bank	10/17/16	320,000	367,274	356,526	10,748
European Euro	Barclays Bank	10/24/16	3,724,000	4,262,613	4,150,178	112,435
European Euro	Barclays Bank	10/27/16	175,515	195,396	195,623	(227)
European Euro	Banco Sandler	11/4/16	74,387	83,016	82,935	81
European Euro	Deutsche Bank	11/4/16	7,376	8,215	8,224	(9)
European Euro	HSBC Bank	11/4/16	63,958	71,343	71,307	36
European Euro	SSB Soft Dollar	11/4/16	37,193	41,572	41,467	105
European Euro	Citibank	11/9/16	1,793,000	1,969,476	1,999,410	(29,934)
European Euro	Citibank	11/14/16	1,937,787	2,094,475	2,161,276	(66,801)
European Euro	JPMorgan Chase	11/14/16	278,508	300,988	310,629	(9,641)

Continued

13

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Deutsche Bank	11/17/16	335,703	$364,815	$374,463	$(9,648)
European Euro	Deutsche Bank	11/21/16	963,000	1,039,125	1,074,351	(35,226)
European Euro	Goldman Sachs	12/2/16	760,000	814,834	848,233	(33,399)
European Euro	JPMorgan Chase	12/15/16	97,000	107,954	108,315	(361)
European Euro	Deutsche Bank	1/23/17	1,415,000	1,561,852	1,582,505	(20,653)
European Euro	JPMorgan Chase	1/23/17	910,000	1,004,322	1,017,724	(13,402)
European Euro	Goldman Sachs	1/27/17	197,000	216,186	220,356	(4,170)
European Euro	HSBC Bank	1/31/17	3,401,418	3,753,634	3,805,303	(51,669)
European Euro	Deutsche Bank	2/3/17	2,280,000	2,515,570	2,551,037	(35,467)
European Euro	Barclays Bank	2/8/17	229,000	259,486	256,274	3,212
European Euro	Goldman Sachs	2/9/17	181,000	204,313	202,566	1,747
European Euro	Deutsche Bank	2/10/17	1,411,000	1,589,238	1,579,181	10,057
European Euro	Goldman Sachs	2/13/17	61,000	69,455	68,279	1,176
European Euro	Goldman Sachs	2/16/17	17,000	19,386	19,031	355
European Euro	Barclays Bank	2/22/17	339,000	380,816	379,590	1,226
European Euro	Bank of America	2/28/17	76,694	85,520	85,898	(378)
European Euro	Deutsche Bank	2/28/17	277,730	309,988	311,060	(1,072)
European Euro	Deutsche Bank	3/7/17	43,000	47,666	48,174	(508)
Japanese Yen	Deutsche Bank	7/7/16	5,989,000	50,627	58,018	(7,391)
Japanese Yen	JPMorgan Chase	7/7/16	82,325,000	688,906	797,518	(108,612)
Japanese Yen	Barclays Bank	7/11/16	60,420,000	565,765	585,391	(19,626)
Japanese Yen	Barclays Bank	7/15/16	101,530,000	863,791	983,820	(120,029)
Japanese Yen	JPMorgan Chase	7/15/16	66,000,000	561,015	639,537	(78,522)
Japanese Yen	HSBC Bank	7/19/16	5,640,000	48,022	54,658	(6,636)
Japanese Yen	Standard Charter	7/19/16	7,340,000	62,981	71,133	(8,152)
Japanese Yen	Citibank	7/25/16	74,785,000	608,018	724,898	(116,880)
Japanese Yen	JPMorgan Chase	7/25/16	115,000,000	934,807	1,114,706	(179,899)
Japanese Yen	Morgan Stanley	7/25/16	50,187,445	408,322	486,472	(78,150)
Japanese Yen	Barclays Bank	7/29/16	8,700,000	71,225	84,341	(13,116)
Japanese Yen	Deutsche Bank	7/29/16	128,714,781	1,091,969	1,247,806	(155,837)
Japanese Yen	Citibank	8/8/16	46,922,100	381,589	455,029	(73,440)
Japanese Yen	Citibank	8/10/16	2,240,000	18,133	21,724	(3,591)
Japanese Yen	Barclays Bank	8/12/16	2,240,000	18,161	21,725	(3,564)
Japanese Yen	JPMorgan Chase	8/16/16	73,290,000	655,364	710,919	(55,555)
Japanese Yen	JPMorgan Chase	8/26/16	4,000,000	33,953	38,813	(4,860)
Japanese Yen	Barclays Bank	8/31/16	35,700,000	318,494	346,472	(27,978)
Japanese Yen	JPMorgan Chase	8/31/16	22,800,000	190,793	221,276	(30,483)
Japanese Yen	Barclays Bank	9/9/16	64,145,400	568,267	622,791	(54,524)
Japanese Yen	Citibank	9/16/16	2,260,084	20,006	21,950	(1,944)
Japanese Yen	JPMorgan Chase	9/16/16	44,142,850	390,918	428,721	(37,803)
Japanese Yen	Barclays Bank	9/20/16	36,981,755	306,409	359,236	(52,827)
Japanese Yen	Citibank	9/23/16	46,322,000	417,692	450,027	(32,335)
Japanese Yen	Morgan Stanley	9/23/16	7,060,000	63,688	68,589	(4,901)
Japanese Yen	Barclays Bank	9/26/16	25,522,830	227,674	247,993	(20,319)
Japanese Yen	Deutsche Bank	9/26/16	20,538,000	185,090	199,558	(14,468)
Japanese Yen	JPMorgan Chase	10/6/16	82,325,000	742,777	800,256	(57,479)
Japanese Yen	Deutsche Bank	10/7/16	399,565,980	3,354,456	3,884,222	(529,766)
Japanese Yen	JPMorgan Chase	10/7/16	82,325,000	690,959	800,290	(109,331)
Japanese Yen	HSBC Bank	10/11/16	163,800,000	1,378,382	1,592,587	(214,205)
Japanese Yen	Barclays Bank	10/13/16	82,900,000	697,782	806,085	(108,303)
Japanese Yen	Deutsche Bank	10/13/16	81,800,000	688,726	795,389	(106,663)
Japanese Yen	Morgan Stanley	10/17/16	68,447,040	579,559	665,663	(86,104)
Japanese Yen	JPMorgan Chase	10/19/16	33,615,000	286,234	326,941	(40,707)
Japanese Yen	Barclays Bank	10/24/16	26,770,000	225,417	260,422	(35,005)
Japanese Yen	Deutsche Bank	10/28/16	20,662,500	172,461	201,041	(28,580)
Japanese Yen	Barclays Bank	11/7/16	536,000,000	4,971,364	5,217,370	(246,006)

Continued

14

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	JPMorgan Chase	11/7/16	91,650,000	$764,221	$892,112	$(127,891)
Japanese Yen	Citibank	11/14/16	99,753,000	819,730	971,274	(151,544)
Japanese Yen	Goldman Sachs	11/14/16	7,475,000	68,956	72,783	(3,827)
Japanese Yen	HSBC Bank	11/14/16	3,336,000	27,393	32,482	(5,089)
Japanese Yen	JPMorgan Chase	11/14/16	36,450,000	299,062	354,906	(55,844)
Japanese Yen	Standard Charter	11/14/16	5,588,000	51,551	54,409	(2,858)
Japanese Yen	Citibank	11/16/16	5,587,000	46,050	54,404	(8,354)
Japanese Yen	Deutsche Bank	11/18/16	6,194,000	51,006	60,320	(9,314)
Japanese Yen	Citibank	11/21/16	16,280,000	141,362	158,562	(17,200)
Japanese Yen	HSBC Bank	11/25/16	1,616,000	14,858	15,742	(884)
Japanese Yen	Goldman Sachs	12/2/16	48,990,000	403,061	477,369	(74,308)
Japanese Yen	HSBC Bank	12/9/16	76,900,000	719,364	749,553	(30,189)
Japanese Yen	Citibank	12/12/16	95,140,000	896,249	927,458	(31,209)
Japanese Yen	Deutsche Bank	12/13/16	21,300,000	201,327	207,649	(6,322)
Japanese Yen	HSBC Bank	12/13/16	64,350,000	607,649	627,333	(19,684)
Japanese Yen	JPMorgan Chase	12/13/16	59,620,000	562,753	581,221	(18,468)
Japanese Yen	HSBC Bank	12/16/16	69,320,000	658,560	675,870	(17,310)
Japanese Yen	Goldman Sachs	1/10/17	23,997,000	204,829	234,225	(29,396)
Japanese Yen	JPMorgan Chase	1/10/17	82,325,000	700,096	803,540	(103,444)
Japanese Yen	Deutsche Bank	1/13/17	26,073,000	223,816	254,521	(30,705)
Japanese Yen	Citibank	1/17/17	1,520,000	13,053	14,841	(1,788)
Japanese Yen	Standard Charter	1/17/17	4,550,000	38,956	44,424	(5,468)
Japanese Yen	JPMorgan Chase	1/19/17	33,615,000	290,351	328,232	(37,881)
Japanese Yen	Deutsche Bank	1/23/17	38,540,000	333,896	376,389	(42,493)
Japanese Yen	Goldman Sachs	1/27/17	7,610,000	64,964	74,334	(9,370)
Japanese Yen	JPMorgan Chase	1/27/17	40,100,000	342,328	391,693	(49,365)
Japanese Yen	HSBC Bank	1/31/17	9,353,364	79,875	91,379	(11,504)
Japanese Yen	JPMorgan Chase	2/8/17	100,100,000	864,933	978,287	(113,354)
Japanese Yen	Standard Charter	2/8/17	100,170,000	867,408	978,971	(111,563)
Japanese Yen	Barclays Bank	2/9/17	100,180,000	868,675	979,112	(110,437)
Japanese Yen	Citibank	2/9/17	5,590,000	48,482	54,634	(6,152)
Japanese Yen	JPMorgan Chase	2/9/17	100,400,000	868,482	981,262	(112,780)
Japanese Yen	Citibank	2/16/17	106,980,000	962,890	1,045,895	(83,005)
Japanese Yen	Deutsche Bank	2/16/17	2,240,000	19,772	21,899	(2,127)
Japanese Yen	Goldman Sachs	2/16/17	40,515,860	363,752	396,105	(32,353)
Japanese Yen	HSBC Bank	2/16/17	53,860,000	478,054	526,565	(48,511)
Japanese Yen	JPMorgan Chase	2/16/17	53,831,000	475,375	526,281	(50,906)
Japanese Yen	Barclays Bank	2/27/17	17,870,000	161,617	174,792	(13,175)
Japanese Yen	HSBC Bank	2/27/17	4,020,000	36,300	39,321	(3,021)
Japanese Yen	Deutsche Bank	3/1/17	11,991,000	107,762	117,298	(9,536)
Japanese Yen	JPMorgan Chase	3/3/17	9,700,000	87,016	94,895	(7,879)
Japanese Yen	HSBC Bank	3/6/17	4,600,000	40,962	45,008	(4,046)
Japanese Yen	JPMorgan Chase	3/24/17	2,255,332	20,489	22,084	(1,595)
Japanese Yen	Citibank	4/13/17	3,500,000	32,895	34,302	(1,407)
Japanese Yen	Bank of America	4/18/17	32,710,000	304,157	320,652	(16,495)
Japanese Yen	JPMorgan Chase	4/20/17	63,490,000	592,996	622,439	(29,443)
Japanese Yen	JPMorgan Chase	4/21/17	44,080,000	408,748	432,168	(23,420)
Japanese Yen	Deutsche Bank	5/16/17	45,848,000	427,770	449,996	(22,226)
Japanese Yen	Bank of America	5/18/17	84,777,550	790,688	832,161	(41,473)
Japanese Yen	Citibank	5/18/17	84,652,200	789,132	830,930	(41,798)
Japanese Yen	Bank of America	5/19/17	84,522,875	785,164	829,697	(44,533)
Japanese Yen	HSBC Bank	5/19/17	84,820,600	787,929	832,620	(44,691)
Japanese Yen	Bank of America	5/22/17	84,752,500	784,343	832,061	(47,718)
Japanese Yen	JPMorgan Chase	5/22/17	5,564,000	51,657	54,625	(2,968)
Japanese Yen	Citibank	6/8/17	51,300,000	485,961	504,016	(18,055)
Japanese Yen	Citibank	6/16/17	2,416,000	23,173	23,745	(572)

Continued

15

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	JPMorgan Chase	6/16/17	25,100,000	$240,644	$246,691	$(6,047)
Japanese Yen	Morgan Stanley	6/16/17	41,392,500	396,860	406,819	(9,959)
Japanese Yen	Deutsche Bank	6/19/17	69,210,000	662,696	680,308	(17,612)
Japanese Yen	Citibank	6/20/17	54,180,000	527,877	532,592	(4,715)
Japanese Yen	State Street	6/22/17	69,330,000	673,630	681,578	(7,948)
Japanese Yen	Barclays Bank	6/30/17	16,411,000	162,733	161,398	1,335
Korean Won	Bank of America	8/12/16	337,754,381	282,641	293,248	(10,607)
Korean Won	Credit Suisse First Boston	8/12/16	418,195,934	358,325	363,089	(4,764)
Korean Won	HSBC Bank	8/12/16	767,420,213	635,796	666,296	(30,500)
Korean Won	Goldman Sachs	9/7/16	1,161,000,000	970,655	1,007,883	(37,228)
Korean Won	Citibank	9/19/16	1,062,000,000	876,455	921,811	(45,356)
Korean Won	HSBC Bank	9/19/16	2,595,000,000	2,125,655	2,252,447	(126,792)
Korean Won	HSBC Bank	9/26/16	923,000,000	793,398	801,095	(7,697)
Korean Won	HSBC Bank	9/28/16	928,000,000	791,876	805,416	(13,540)
Korean Won	HSBC Bank	10/18/16	4,460,000,000	3,851,967	3,870,780	(18,813)
Korean Won	HSBC Bank	11/2/16	6,094,000,000	5,292,532	5,288,836	3,696
Korean Won	Bank of America	11/14/16	219,932,381	190,471	190,872	(401)
Korean Won	Citibank	11/14/16	1,065,000,000	910,996	924,277	(13,281)
Korean Won	Credit Suisse First Boston	11/14/16	193,901,924	168,221	168,281	(60)
Korean Won	HSBC Bank	11/14/16	818,854,458	717,733	710,656	7,077
Korean Won	Citibank	11/16/16	1,067,000,000	911,888	926,011	(14,123)
Korean Won	HSBC Bank	11/17/16	3,574,000,000	3,046,499	3,101,742	(55,243)
Korean Won	HSBC Bank	11/18/16	1,971,000,000	1,679,233	1,710,556	(31,323)
Korean Won	HSBC Bank	11/25/16	927,000,000	777,685	804,503	(26,818)
Korean Won	HSBC Bank	12/2/16	1,118,000,000	943,460	970,257	(26,797)
Korean Won	Citibank	12/15/16	797,000,000	678,182	691,668	(13,486)
Korean Won	HSBC Bank	4/25/17	1,233,000,000	1,081,721	1,070,034	11,687
Korean Won	HSBC Bank	4/26/17	343,000,000	299,315	297,666	1,649
Mexican Peso	Citibank	7/8/16	3,689,235	199,337	201,689	(2,352)
Mexican Peso	Citibank	7/11/16	1,506,225	81,360	82,322	(962)
Singapore Dollar	Barclays Bank	8/17/16	103,000	72,810	76,460	(3,650)
Singapore Dollar	HSBC Bank	8/17/16	77,000	53,950	57,159	(3,209)

				$171,369,492	$175,513,664	$(4,144,172)

Long Contracts:
British Pound	Bank of America	11/23/16	178,926	$254,412	$238,534	$(15,878)
British Pound	HSBC Bank	11/23/16	84,804	119,926	113,056	(6,870)
British Pound	State Street	11/23/16	63,895	90,189	85,182	(5,007)
Chilean Peso	Morgan Stanley	7/5/16	31,392,500	45,020	47,414	2,394
Chilean Peso	Deutsche Bank	7/7/16	41,112,000	60,422	62,082	1,660
Chilean Peso	Deutsche Bank	7/11/16	21,398,500	31,287	32,302	1,015
Chilean Peso	Morgan Stanley	7/11/16	240,680,700	355,282	363,316	8,034
Chilean Peso	Deutsche Bank	7/14/16	21,398,500	31,475	32,293	818
Chilean Peso	Deutsche Bank	7/18/16	990,000	1,461	1,494	33
Chilean Peso	Deutsche Bank	7/21/16	122,326,000	177,464	184,489	7,025
Chilean Peso	Barclays Bank	7/22/16	12,000,000	17,602	18,097	495
Chilean Peso	State Street	7/25/16	975,000	1,433	1,470	37
Chilean Peso	Deutsche Bank	7/28/16	29,834,000	44,274	44,967	693
Chilean Peso	State Street	7/28/16	1,530,000	2,263	2,306	43
Chilean Peso	Morgan Stanley	7/29/16	31,392,500	46,392	47,311	919
Chilean Peso	Morgan Stanley	8/3/16	30,977,000	44,307	46,664	2,357
Chilean Peso	Morgan Stanley	8/4/16	4,410,000	6,629	6,643	14
Chilean Peso	Deutsche Bank	8/8/16	41,112,000	61,823	61,904	81
Chilean Peso	Deutsche Bank	8/9/16	25,345,000	37,410	38,160	750
Chilean Peso	Morgan Stanley	8/16/16	10,290,000	14,945	15,483	538
Chilean Peso	Deutsche Bank	8/17/16	100,923,500	147,776	151,843	4,067

Continued

16

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Chilean Peso	Morgan Stanley	8/18/16	10,290,000	$14,798	$15,480	$682
Chilean Peso	Morgan Stanley	8/22/16	2,500,000	3,577	3,760	183
Chilean Peso	JPMorgan Chase	8/23/16	3,900,000	5,524	5,865	341
Chilean Peso	Citibank	8/31/16	497,000	715	747	32
Chilean Peso	Deutsche Bank	8/31/16	8,474,000	12,125	12,734	609
Chilean Peso	Deutsche Bank	9/2/16	129,203,000	185,912	194,114	8,202
Chilean Peso	Morgan Stanley	9/6/16	30,977,000	44,180	46,523	2,343
Chilean Peso	JPMorgan Chase	9/9/16	493,000	718	740	22
Chilean Peso	Deutsche Bank	9/12/16	19,548,500	28,784	29,344	560
Chilean Peso	JPMorgan Chase	9/13/16	7,300,000	10,661	10,957	296
Chilean Peso	Deutsche Bank	9/20/16	119,358,000	171,590	179,039	7,449
Chilean Peso	JPMorgan Chase	9/26/16	990,530,400	1,460,206	1,485,025	24,819
Chilean Peso	State Street	9/30/16	8,774,000	12,746	13,149	403
Chilean Peso	Deutsche Bank	10/12/16	21,398,500	32,003	32,033	30
European Euro	Barclays Bank	7/6/16	516,186	572,708	572,884	176
European Euro	Banco Sandler	7/21/16	91,661	101,340	101,786	446
European Euro	Bank of America	7/21/16	43,112	48,527	47,874	(653)
European Euro	Credit Suisse First Boston	7/21/16	183,522	205,607	203,793	(1,814)
European Euro	HSBC Bank	7/21/16	31,016	34,837	34,442	(395)
European Euro	HSBC Bank	7/21/16	145,076	162,437	161,101	(1,336)
European Euro	SSB Soft Dollar	7/21/16	54,808	60,283	60,862	579
European Euro	State Street	7/21/16	215,853	245,148	239,696	(5,452)
European Euro	Citibank	11/9/16	471,869	538,662	526,190	(12,472)
Indian Rupee	HSBC Bank	7/11/16	258,409,000	3,829,944	3,821,400	(8,544)
Indian Rupee	JPMorgan Chase	7/18/16	5,537,000	82,194	81,781	(413)
Indian Rupee	Deutsche Bank	7/20/16	8,080,848	120,029	119,310	(719)
Indian Rupee	JPMorgan Chase	7/25/16	26,253,400	390,891	387,277	(3,614)
Indian Rupee	Deutsche Bank	7/27/16	4,760,000	70,660	70,192	(468)
Indian Rupee	Deutsche Bank	7/29/16	15,866,666	235,023	233,891	(1,132)
Indian Rupee	JPMorgan Chase	7/29/16	14,490,000	214,794	213,597	(1,197)
Indian Rupee	Deutsche Bank	8/9/16	7,933,333	117,591	116,713	(878)
Indian Rupee	JPMorgan Chase	8/9/16	5,537,000	82,114	81,459	(655)
Indian Rupee	HSBC Bank	8/16/16	8,549,600	126,590	125,620	(970)
Indian Rupee	JPMorgan Chase	8/23/16	26,253,400	385,113	385,254	141
Indian Rupee	JPMorgan Chase	9/6/16	5,537,000	80,597	81,059	462
Indian Rupee	Citibank	9/14/16	25,456,000	377,098	372,180	(4,918)
Indian Rupee	HSBC Bank	9/21/16	8,645,260	126,940	126,255	(685)
Indonesian Rupiah	JPMorgan Chase	3/15/17	28,206,170,975	2,023,398	2,046,809	23,411
Korean Won	Credit Suisse First Boston	8/12/16	40,481,791	35,165	35,147	(18)
Korean Won	HSBC Bank	8/12/16	55,245,000	48,316	47,965	(351)
Malaysian Ringgit	HSBC Bank	9/14/16	13,999,000	3,381,401	3,457,600	76,199
Mexican Peso	Citibank	7/8/16	3,689,235	227,766	201,689	(26,077)
Mexican Peso	Citibank	7/11/16	1,506,225	92,526	82,322	(10,204)
Mexican Peso	HSBC Bank	9/6/16	11,644,900	666,661	632,812	(33,849)
Mexican Peso	Deutsche Bank	10/17/16	19,592,000	1,146,804	1,060,211	(86,593)
Mexican Peso	Citibank	10/24/16	6,418,829	376,648	347,096	(29,552)
Mexican Peso	HSBC Bank	11/22/16	51,197,819	2,723,288	2,760,059	36,771
Mexican Peso	HSBC Bank	1/30/17	11,680,000	614,155	625,123	10,968
Mexican Peso	HSBC Bank	3/10/17	10,223,640	554,818	544,951	(9,867)
Mexican Peso	JPMorgan Chase	3/14/17	28,297,935	1,550,912	1,507,734	(43,178)
Singapore Dollar	Barclays Bank	8/17/16	103,000	73,221	76,460	3,239
Singapore Dollar	HSBC Bank	8/17/16	77,000	54,746	57,159	2,413

				$25,354,283	$25,272,273	$(82,010)

Continued

17

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

At June 30, 2016, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Mexican Peso	Citibank	871,963.70 EUR	18,448,180 MXN	$961,036	$921,062	$(39,974)
Indian Rupee/European Euro	JPMorgan Chase	123,553,500.00 INR	1,615,290 EUR	1,827,728	1,854,791	27,063
Indonesian Rupiah/Australian Dollar	JPMorgan Chase	37,360,000,000 IDR	3,690,606 AUD	2,699,409	2,702,616	3,207
Korean Won/European Euro	Deutsche Bank	316,000,000 KRW	241,491 EUR	271,918	277,305	5,387
Korean Won/European Euro	HSBC Bank	317,000,000 KRW	241,300 EUR	271,831	278,288	6,457
Korean Won/European Euro	JPMorgan Chase	2,061,529,000 KRW	1,567,572 EUR	1,708,826	1,758,517	49,691
Korean Won/European Euro	JPMorgan Chase	787,640,500.00 KRW	595,470 EUR	686,267	706,490	20,223
Malaysian Ringgit/European Euro	JPMorgan Chase	8,549,000 MYR	1,768,990 EUR	1,924,970	2,080,422	155,452
Malaysian Ringgit/European Euro	JPMorgan Chase	1,580,000 MYR	365,639 EUR	406,745	392,174	(14,571)
Mexican Peso/European Euro	Citibank	18,448,180 MXN	933,353 EUR	1,019,849	991,671	(28,178)
Mexican Peso/European Euro	Citibank	10,131,019.92 MXN	471,869 EUR	541,988	560,378	18,390
Mexican Peso/European Euro	Citibank	283,100.00 MXN	13,744 EUR	15,808	15,614	(194)
Mexican Peso/European Euro	Citibank	18,448,180.00 MXN	831,282 EUR	927,943	964,249	36,306
Mexican Peso/European Euro	Citibank	787,100.00 MXN	37,788 EUR	43,607	42,984	(623)

				$13,307,92	$13,546,561	$238,636

Over-the-Counter Interest Rate Swap Agreements

At June 30, 2016, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	3.018	8/22/23	JPMorgan Chase	3,910,000 USD	(536,015)	(536,015)
Pay	3-Month U.S. Dollar LIBOR BBA	3.848	8/22/43	JPMorgan Chase	2,230,000 USD	(1,015,598)	(1,015,598)

						(1,551,613)	(1,551,613)

Centrally Cleared Interest Rate Swap Agreements

At June 30, 2016, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)	Upfront Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	0.926	10/17/17	JP Morgan Securities LLC	9,940,000 USD	—	(30,408)	(30,408)
Pay	3-Month U.S. Dollar LIBOR BBA	2.731	7/7/24	JP Morgan Securities LLC	1,840,000 USD	—	(177,116)	(177,116)
Pay	3-Month U.S. Dollar LIBOR BBA	1.914	1/22/25	JP Morgan Securities LLC	3,430,000 USD	—	(177,227)	(177,227)
Pay	3-Month U.S. Dollar LIBOR BBA	1.970	1/23/25	JP Morgan Securities LLC	4,290,000 USD	—	(240,962)	(240,962)
Pay	3-Month U.S. Dollar LIBOR BBA	1.973	1/27/25	JP Morgan Securities LLC	2,530,000 USD	—	(142,902)	(142,902)
Pay	3-Month U.S. Dollar LIBOR BBA	1.937	1/29/25	JP Morgan Securities LLC	640,000 USD	—	(34,283)	(34,283)
Pay	3-Month U.S. Dollar LIBOR BBA	1.942	1/30/25	JP Morgan Securities LLC	540,000 USD	—	(29,114)	(29,114)
Pay	3-Month U.S. Dollar LIBOR BBA	1.817	2/3/25	JP Morgan Securities LLC	840,000 USD	—	(36,648)	(36,648)
Pay	3-Month U.S. Dollar LIBOR BBA	1.985	3/27/25	JP Morgan Securities LLC	600,000 USD	—	(34,576)	(34,576)
Pay	3-Month U.S. Dollar LIBOR BBA	1.978	3/27/25	JP Morgan Securities LLC	600,000 USD	—	(34,211)	(34,211)

							(937,446)	(937,446)

Continued

18

AZL Franklin Templeton Founding Strategy Plus Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$742,706,535

Investment securities, at value*	$753,654,600
Cash	1,793,671
Segregated cash for collateral	4,116,187
Interest and dividends receivable	4,121,809
Foreign currency, at value (cost $466,661)	470,590
Unrealized appreciation on forward currency contracts	2,348,029
Receivable for investments sold	2,898,340
Receivable for variation margin on swap agreements	17,179
Reclaims receivable	256,207
Prepaid expenses	4,094

Total Assets	769,680,706

Liabilities:
Unrealized depreciation on forward currency contracts	6,335,575
Payable for investments purchased	1,382,240
Payable for capital shares redeemed	5,003,452
Unrealized depreciation on swap agreements	1,551,613
Payable for collateral received on loaned securities	67,964,208
Payable for variation margin on swap agreements	2,731
Manager fees payable	396,813
Administration fees payable	21,527
Distribution fees payable	141,719
Custodian fees payable	82,088
Administrative and compliance services fees payable	757
Trustee fees payable	8,023
Other accrued liabilities	50,503

Total Liabilities	82,941,249

Net Assets	$686,739,457

Net Assets Consist of:
Capital	$663,890,365
Accumulated net investment income/(loss)	19,568,051
Accumulated net realized gains/(losses) from investment transactions	(1,157,542)
Net unrealized appreciation/(depreciation) on investments	4,438,583

Net Assets	$686,739,457

Shares of beneficial interest (unlimited number of shares authorized, no par value)	55,835,380
Net Asset Value (offering and redemption price per share)	$12.30

*	Includes securities on loan of $66,358,010.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$8,595,980
Interest	6,005,817
Income from securities lending	298,748
Foreign withholding tax	(544,450)

Total Investment Income	14,356,095

Expenses:
Manager fees	2,409,321
Administration fees	132,310
Distribution fees	860,471
Custodian fees	119,005
Administrative and compliance services fees	6,706
Trustee fees	24,035
Professional fees	26,489
Shareholder reports	13,181
Other expenses	10,685

Total expenses	3,602,203

Net Investment Income/(Loss)	10,753,892

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(4,131,139)
Net realized gains/(losses) on swap agreements	(222,309)
Net realized gains/(losses) on forward currency contracts	(4,376,300)
Change in net unrealized appreciation/depreciation on investments	10,340,673

Net Realized/Unrealized Gains/(Losses) on Investments	1,610,925

Change in Net Assets Resulting From Operations	$12,364,817

See accompanying notes to the financial statements.

19

Statements of Changes in Net Assets

	AZL Franklin Templeton Founding Strategy Plus Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$10,753,892	$17,911,656
Net realized gains/(losses) on investment transactions	(8,729,748)	10,556,957
Change in unrealized appreciation/depreciation on investments	10,340,673	(70,236,946)

Change in net assets resulting from operations	12,364,817	(41,768,333)

Distributions to Shareholders:
From net investment income	—	(31,650,523)
From net realized gains	—	(19,578,033)

Change in net assets resulting from distributions to shareholders	—	(51,228,556)

Capital Transactions:
Proceeds from shares issued	2,746,741	67,861,575
Proceeds from dividends reinvested	—	51,228,556
Value of shares redeemed	(63,803,291)	(86,175,340)

Change in net assets resulting from capital transactions	(61,056,550)	32,914,791

Change in net assets	(48,691,733)	(60,082,098)
Net Assets:
Beginning of period	735,431,190	795,513,288

End of period	$686,739,457	$735,431,190

Accumulated net investment income/(loss)	$19,568,051	$9,080,621

Share Transactions:
Shares issued	235,087	5,171,923
Dividends reinvested	—	4,247,808
Shares redeemed	(5,397,256)	(6,412,496)

Change in shares	(5,162,169)	3,007,235

See accompanying notes to the financial statements.

20

AZL Franklin Templeton Founding Strategy Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$12.06		$13.72	$13.86	$12.01	$10.75	$10.99

Investment Activities:
Net Investment Income/(Loss)	0.20		0.32	0.32	0.15	0.27	0.23
Net Realized and Unrealized Gains/(Losses) on Investments	0.04		(1.07)	(0.01)	2.01	1.31	(0.43)

Total from Investment Activities	0.24		(0.75)	0.31	2.16	1.58	(0.20)

Dividends to Shareholders From:
Net Investment Income	—		(0.56)	(0.22)	(0.22)	(0.27)	(0.02)
Net Realized Gains	—		(0.35)	(0.23)	(0.09)	(0.05)	(0.02)

Total Dividends	—		(0.91)	(0.45)	(0.31)	(0.32)	(0.04)

Net Asset Value, End of Period	$12.30		$12.06	$13.72	$13.86	$12.01	$10.75

Total Return(a)	1.99	%(b)	(5.46)%	2.14%	18.12%	14.78%	(1.83)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$686,739		$735,431	$795,513	$711,214	$409,883	$302,592
Net Investment Income/(Loss)(c)	3.05%		2.31%	2.51%	2.10%	2.80%	2.90%
Expenses Before Reductions(c) (d)	1.05%		1.04%	1.04%	1.05%	1.09%	1.16%
Expenses Net of Reductions(c)	1.05%		1.04%	1.04%	1.05%	1.09%	1.16%
Portfolio Turnover Rate	17	%(b)	35%	23%	24%	19%	17%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

21

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

22

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $56 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $25,096 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2016, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $209 million as of June 30, 2016. The monthly average amount for these contracts was $210 million for the period ended June 30, 2016.

23

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2016, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

The gross notional amount of interest rate swaps outstanding was $31.4 million as of June 30, 2016. The monthly average gross notional amount for interest rate swaps was $31.4 for the period ended June 30, 2016.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Foreign Exchange Rate Risk Exposure

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	$2,493,718	Unrealized depreciation on forward currency contracts	$6,481,264

Interest Rate Risk Exposure

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements*	—	Unrealized depreciation on swap agreements*	2,489,059

*	For swap agreements, the amounts represent the cumulative appreciation/(depreciation) of these swap contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on swap agreements.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Foreign Exchange Rate Risk Exposure

Forward Currency Contracts	Net Realized gains/(losses) on forward currency contracts/Change in unrealized appreciation/depreciation on investments	$(4,376,300)	$(4,481,775)

Interest Rate Risk Exposure

Interest Rate Swap Agreements	Net realized gains/(losses) on swap agreements/Change in unrealized appreciation/depreciation on investments	(222,309)	(1,743,387)

24

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2016. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016.

As of June 30, 2016, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts	$2,348,029	$6,335,575
Swap agreements	17,179	1,554,344

Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,365,208	7,889,919
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(1,526,322)	(2,919,036)

Total assets and liabilities subject to a MNA	$838,886	$4,970,883

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2016:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Barclays Bank	$166,779	$(166,779)	$—	$—	$—
Citibank	224,956	(224,956)	—	—	—
JPMorgan Chase	447,151	(447,151)	—	—	—

Total	$838,886	$(838,886)	$—	$—	$—

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral pledged by the Fund as of June 30, 2016:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Barclays Bank	$833,854	$(166,779)	$—	$(590,000)	$77,075
Citibank	975,808	(224,956)	—	(650,000)	100,852
JPMorgan Chase	3,161,221	(447,151)	—	(2,714,070)	—

Total	$4,970,883	$(838,886)	$—	$(3,954,070)	$177,927

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained three independent money management organizations (the “Subadviser”), Franklin Advisers, Inc. (“Advisers”), Franklin Mutual Advisers, LLC (“Franklin Mutual”) and Templeton Global Advisors Limited (“Global Advisors”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements with the Manager and Advisers, the Manager and Franklin Mutual, and the Manager and Global Advisors, and the Trust, Advisers, Franklin Mutual and Global Advisors provide investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Franklin Templeton Founding Strategy Plus Fund	0.70%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the

25

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $3,767 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

26

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks
Aerospace & Defense	$6,396,905	$1,952,153	$—		$8,349,058
Air Freight & Logistics	883,304	80,378	—		963,682
Airlines	—	2,587,810	—		2,587,810
Auto Components	—	1,753,953	—		1,753,953
Automobiles	6,483,673	6,450,554	—		12,934,227
Banks	28,765,323	17,907,417	—		46,672,740
Capital Markets	2,109,515	2,121,223	—		4,230,738
Chemicals	4,800,695	3,769,636	—		8,570,331
Commercial Services & Supplies	1,464,901	671,539	—		2,136,440
Communications Equipment	7,173,281	2,525,807	—		9,699,088
Construction & Engineering	—	1,028,935	—		1,028,935
Construction Materials	—	3,319,470	—		3,319,470
Diversified Telecommunication Services	3,846,932	5,931,494	—		9,778,426
Energy Equipment & Services	6,712,858	89,998	—		6,802,856
Food & Staples Retailing	7,975,654	3,675,294	—		11,650,948
Health Care Equipment & Supplies	11,743,551	2,158,100	—		13,901,651
Industrial Conglomerates	3,929,334	3,612,251	—		7,541,585
Insurance	20,611,527	4,358,165	—		24,969,692
Life Sciences Tools & Services	—	774,658	—		774,658
Machinery	4,658,714	894,598	—		5,553,312
Marine	—	1,610,135	—		1,610,135
Media	14,941,017	4,067,255	—	^	19,008,272
Metals & Mining	4,217,706	3,189,160	—		7,406,866
Oil, Gas & Consumable Fuels	26,332,860	19,830,253	—		46,163,113
Pharmaceuticals	31,203,334	9,548,803	—		40,752,137
Specialty Retail	525,363	1,212,134	—		1,737,497
Technology Hardware, Storage & Peripherals	10,610,284	10,336,384	—		20,946,668
Tobacco	6,132,532	6,252,897	—		12,385,429
Wireless Telecommunication Services	1,578,833	6,114,291	—		7,693,124
All Other Common Stocks+	66,943,849	—	—		66,943,849
Convertible Bonds	—	2,896,552	—		2,896,552
Convertible Preferred Stocks
Banks	956,000	—	—		956,000
All Other Convertible Preferred Stocks+	—	3,065,027	—		3,065,027
Corporate Bonds+	—	48,253,030	—		48,253,030
Equity-Linked Securities	—	5,699,888	—		5,699,888
Floating Rate Loans+	—	7,696,896	—		7,696,896
Foreign Bonds+	—	108,603,595	—		108,603,595
Municipal Bond	—	578,971	—		578,971
Preferred Stocks
Banks	—	540,540	—		540,540
Electric Utilities	—	1,269,000	—		1,269,000
All Other Preferred Stocks+	2,653,822	—	—		2,653,822
U.S. Government Agency Mortgage	—	26,110,000	—		26,110,000
U.S. Treasury Obligations	—	1,998,389	—		1,998,389
Yankee Dollars+	—	26,387,461	—		26,387,461
Securities Held as Collateral for Securities on Loan	—	67,964,208	—		67,964,208

27

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Unaffiliated Investment Company	41,114,531	—	—	41,114,531

Total Investment Securities	324,766,298	428,888,302	—	753,654,600

Other Financial Instruments:*
Forward Currency Contracts	—	(3,987,546)	—	(3,987,546)
Interest Rate Swaps	—	(2,489,059)	—	(2,489,059)

Total Investments	$324,766,298	$422,411,697	$—	$747,177,995

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2016.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Franklin Templeton Founding Strategy Plus Fund	$101,668,545	$128,881,015

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2016 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
CEVA Group plc	3/10/10	$524,689	230	$80,378	0.01%
CEVA Group plc, Series A-2, 12/31/49	3/10/10	67,434	49	16,993	0.00%
CEVA Group plc, Series A-1, 12/31/49	5/7/13	—	6	3,150	0.00%
Tribune Co.	1/28/13	—	5,216	—	—%
Warrior Coal LLC Units A	4/8/16	648,574	502	50,610	0.01%
Warrior Coal LLC Units B	4/8/16	94,035	1,175	118,459	0.02%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

28

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $745,479,268. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$73,878,497
Unrealized depreciation	(65,703,165)

Net unrealized appreciation/(depreciation)	$8,175,332

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Franklin Templeton Founding Strategy Plus Fund	$31,650,523	$19,578,033	$51,228,556

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Franklin Templeton Founding Strategy Plus Fund	$9,956,772	$12,249,230	$—	$(11,721,726)	$10,484,276

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

9. Subsequent Events

On June 14, 2016, the Board approved Pyramis Global Advisors, LLC and Geode Capital Management, LLC as the Subadvisers to the Fund, replacing Advisers, Franklin Mutual and Global Advisors. The new subadvisory agreements are expected to be effective on or about October 14, 2016. In connection with this change, the Fund will be renamed AZL Pyramis Multi-Strategy Fund effective as of the same date.

29

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

30

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Gateway Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 7

Statement of Operations Page 7

Statements of Changes in Net Assets Page 8

Financial Highlights Page 9

Notes to the Financial Statements Page 10

Other Information Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Gateway Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Gateway Fund	$1,000.00	$1,010.00	$5.50	1.10%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Gateway Fund	$1,000.00	$1,019.38	$5.52	1.10%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	20.5%
Financials	15.5
Health Care	14.8
Consumer Discretionary	12.8
Industrials	10.3
Consumer Staples	10.2
Energy	7.5
Utilities	3.8
Telecommunication Services	2.8
Materials	2.6

Total Common Stocks	100.8
Money Market	1.4
Purchased Put Options	0.3

Total Investment Securities	102.5
Net other assets (liabilities)	(2.5)

Net Assets	100.0%

1

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks+ (100.8%):
Aerospace & Defense (2.5%):
8,752	Boeing Co. (The)	$1,136,622
12,811	Honeywell International, Inc.	1,490,176
5,298	Raytheon Co.	720,263
1,373	TransDigm Group, Inc.*	362,046
10,253	United Technologies Corp.	1,051,445

		4,760,552

Air Freight & Logistics (0.7%):
12,520	United Parcel Service, Inc., Class B	1,348,654

Airlines (0.5%):
3,278	Alaska Air Group, Inc.	191,075
12,479	American Airlines Group, Inc.	353,280
7,841	JetBlue Airways Corp.*	129,847
7,971	United Continental Holdings, Inc.*	327,130

		1,001,332

Auto Components (0.2%):
2,091	Autoliv, Inc.	224,678
3,720	Cooper Tire & Rubber Co.	110,930

		335,608

Automobiles (0.5%):
65,412	Ford Motor Co.	822,229
836	Tesla Motors, Inc.*	177,466

		999,695

Banks (5.5%):
9,856	Associated Banc-Corp.	169,030
131,623	Bank of America Corp.	1,746,637
38,272	Citigroup, Inc.	1,622,350
8,296	FirstMerit Corp.	168,160
42,525	JPMorgan Chase & Co.	2,642,504
4,047	Old National Bancorp	50,709
37,268	U.S. Bancorp	1,503,018
57,981	Wells Fargo & Co.	2,744,241

		10,646,649

Beverages (2.4%):
44,490	Coca-Cola Co. (The)	2,016,732
2,994	Monster Beverage Corp.*	481,166
19,455	PepsiCo, Inc.	2,061,062

		4,558,960

Biotechnology (3.2%):
17,603	AbbVie, Inc.	1,089,802
3,781	Alexion Pharmaceuticals, Inc.*	441,470
8,632	Amgen, Inc.	1,313,359
2,954	Biogen Idec, Inc.*	714,336
9,859	Celgene Corp.*	972,393
16,016	Gilead Sciences, Inc.	1,336,054
1,035	Shire plc, ADR*	190,528
3,636	Vertex Pharmaceuticals, Inc.*	312,769

		6,370,711

Building Products (0.1%):
3,756	Fortune Brands Home & Security, Inc.	217,735

Capital Markets (1.6%):
2,724	Affiliated Managers Group, Inc.*	383,457
25,028	Charles Schwab Corp. (The)	633,459
6,870	Eaton Vance Corp.	242,786

Shares		Fair Value
Common Stocks+, continued
Capital Markets, continued
5,096	Goldman Sachs Group, Inc. (The)	$757,164
7,077	Legg Mason, Inc.	208,701
19,387	Morgan Stanley	503,674
10,528	TD Ameritrade Holding Corp.	299,785
2,247	Waddell & Reed Financial, Inc., Class A	38,693

		3,067,719

Chemicals (1.9%):
2,417	Ashland, Inc.	277,399
1,609	Celanese Corp., Series A	105,309
15,660	Dow Chemical Co. (The)	778,458
10,967	E.I. du Pont de Nemours & Co.	710,661
4,231	Eastman Chemical Co.	287,285
2,118	Ingevity Corp.*	72,097
6,092	LyondellBasell Industries NV, Class A	453,367
6,729	Monsanto Co.	695,846
4,494	Olin Corp.	111,631
5,587	RPM International, Inc.	279,071

		3,771,124

Commercial Services & Supplies (0.5%):
10,004	Tyco International plc	426,170
8,329	Waste Management, Inc.	551,963

		978,133

Communications Equipment (1.1%):
59,756	Cisco Systems, Inc.	1,714,399
4,067	Motorola Solutions, Inc.	268,300
1,195	Palo Alto Networks, Inc.*	146,555

		2,129,254

Consumer Finance (0.7%):
4,904	Ally Financial, Inc.*	83,711
11,431	American Express Co.	694,548
10,307	Discover Financial Services	552,352

		1,330,611

Containers & Packaging (0.4%):
5,086	Avery Dennison Corp.	380,179
3,464	Sonoco Products Co.	172,022
5,967	WestRock Co.	231,937

		784,138

Distributors (0.3%):
5,750	Genuine Parts Co.	582,188

Diversified Financial Services (2.4%):
23,889	Berkshire Hathaway, Inc., Class B*	3,458,888
5,663	CME Group, Inc.	551,576
2,133	Intercontinental Exchange, Inc.	545,963

		4,556,427

Diversified Telecommunication Services (2.7%):
63,164	AT&T, Inc.	2,729,316
953	SBA Communications Corp., Class A*	102,867
42,857	Verizon Communications, Inc.	2,393,135

		5,225,318

Electric Utilities (1.7%):
22,724	American Electric Power Co., Inc.	1,592,725
15,670	Duke Energy Corp.	1,344,329

Continued

2

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Electric Utilities, continued
2,364	Hawaiian Electric Industries, Inc.	$77,516
6,292	OGE Energy Corp.	206,063

		3,220,633

Electrical Equipment (0.6%):
7,522	Eaton Corp. plc	449,290
9,172	Emerson Electric Co.	478,411
1,921	Hubbell, Inc.	202,608

		1,130,309

Electronic Equipment, Instruments & Components (0.4%):
17,208	Corning, Inc.	352,420
7,237	TE Connectivity, Ltd.	413,305

		765,725

Energy Equipment & Services (1.5%):
9,145	Baker Hughes, Inc.	412,714
15,836	Halliburton Co.	717,212
9,393	Patterson-UTI Energy, Inc.	200,259
17,807	Schlumberger, Ltd.	1,408,177

		2,738,362

Food & Staples Retailing (2.1%):
17,082	CVS Health Corp.	1,635,431
13,391	Walgreens Boots Alliance, Inc.	1,115,069
18,463	Wal-Mart Stores, Inc.	1,348,168

		4,098,668

Food Products (1.5%):
3,469	Bunge, Ltd.	205,191
11,275	ConAgra Foods, Inc.	539,058
7,593	Kraft Heinz Co. (The)	671,829
26,753	Mondelez International, Inc., Class A	1,217,529
4,048	WhiteWave Foods Co., Class A*	190,013

		2,823,620

Gas Utilities (0.3%):
2,075	AGL Resources, Inc.	136,888
2,701	National Fuel Gas Co.	153,633
761	ONE Gas, Inc.	50,675
2,793	WGL Holdings, Inc.	197,716

		538,912

Health Care Equipment & Supplies (2.4%):
21,690	Abbott Laboratories	852,634
8,970	Baxter International, Inc.	405,623
29,206	Boston Scientific Corp.*	682,544
6,048	Hologic, Inc.*	209,261
731	Intuitive Surgical, Inc.*	483,491
20,566	Medtronic plc	1,784,512
1,684	ResMed, Inc.	106,479

		4,524,544

Health Care Providers & Services (3.0%):
6,699	Aetna, Inc.	818,149
4,627	Anthem, Inc.	607,710
11,322	Express Scripts Holding Co.*	858,207
6,054	HCA Holdings, Inc.*	466,219
4,568	Patterson Cos., Inc.	218,762
4,665	Quest Diagnostics, Inc.	379,778

Shares		Fair Value
Common Stocks+, continued
Health Care Providers & Services, continued
14,199	UnitedHealth Group, Inc.	$2,004,898
3,640	Universal Health Services, Inc., Class B	488,124

		5,841,847

Hotels, Restaurants & Leisure (1.4%):
1,940	Domino’s Pizza, Inc.	254,877
13,131	Hilton Worldwide Holdings, Inc.	295,841
1,073	Las Vegas Sands Corp.	46,665
13,705	McDonald’s Corp.	1,649,260
5,635	Melco Crown Entertainment, Ltd., ADR	70,888
4,794	MGM Resorts International*	108,488
3,818	Norwegian Cruise Line Holdings, Ltd.*	152,109
1,815	Restaurant Brands International, Inc.	75,504
18,050	Wendy’s Co. (The)	173,641

		2,827,273

Household Durables (1.0%):
8,243	Leggett & Platt, Inc.	421,300
11,876	Newell Rubbermaid, Inc.	576,817
14,369	Toll Brothers, Inc.*	386,670
1,470	Tupperware Brands Corp.	82,732
2,277	Whirlpool Corp.	379,439

		1,846,958

Household Products (2.1%):
3,127	Church & Dwight Co., Inc.	321,737
12,937	Colgate-Palmolive Co.	946,988
4,029	Kimberly-Clark Corp.	553,907
27,055	Procter & Gamble Co. (The)	2,290,747

		4,113,379

Industrial Conglomerates (2.6%):
9,186	3M Co., Class B	1,608,652
106,501	General Electric Co.	3,352,652

		4,961,304

Insurance (2.8%):
6,472	Aflac, Inc.	467,020
8,238	Allstate Corp. (The)	576,248
15,491	American International Group, Inc.	819,319
4,389	Aon plc	479,410
2,503	Arthur J. Gallagher & Co.	119,143
5,948	FNF Group	223,050
10,130	Lincoln National Corp.	392,740
12,836	Marsh & McLennan Cos., Inc.	878,752
6,512	Principal Financial Group, Inc.	267,708
7,151	Travelers Cos., Inc. (The)	851,255
9,136	XL Group plc	304,320

		5,378,965

Internet & Catalog Retail (2.3%):
4,363	Amazon.com, Inc.*	3,122,250
5,172	Netflix, Inc.*	473,135
669	Priceline Group, Inc. (The)*	835,186

		4,430,571

Internet Software & Services (4.8%):
3,859	Alphabet, Inc., Class A*	2,714,922
2,842	Alphabet, Inc., Class C*	1,966,948
811	Baidu, Inc., ADR*	133,936

Continued

3

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Internet Software & Services, continued
20,970	eBay, Inc.*	$490,908
26,795	Facebook, Inc., Class A*	3,062,133
4,525	VeriSign, Inc.*	391,232
12,713	Yahoo!, Inc.*	477,500

		9,237,579

IT Services (3.4%):
8,490	Automatic Data Processing, Inc.	779,976
3,758	Broadridge Financial Solutions, Inc.	245,022
9,657	Cognizant Technology Solutions Corp., Class A*	552,767
5,562	Fidelity National Information Services, Inc.	409,808
907	FleetCor Technologies, Inc.*	129,819
9,504	International Business Machines Corp.	1,442,517
8,082	Paychex, Inc.	480,879
14,808	PayPal Holdings, Inc.*	540,640
24,423	Visa, Inc., Class A	1,811,454
11,149	Western Union Co.	213,838

		6,606,720

Leisure Products (0.2%):
8,009	Mattel, Inc.	250,602
1,392	Polaris Industries, Inc.	113,810

		364,412

Life Sciences Tools & Services (0.2%):
2,615	Illumina, Inc.*	367,094

Machinery (1.8%):
8,705	Caterpillar, Inc.	659,925
3,758	Cummins, Inc.	422,550
6,377	Deere & Co.	516,792
4,499	Parker Hannifin Corp.	486,117
3,910	Pentair plc	227,914
3,072	Snap-On, Inc.	484,823
5,637	Stanley Black & Decker, Inc.	626,947
2,069	Timken Co.	63,436

		3,488,504

Media (3.0%):
677	Charter Communications, Inc., Class A*	154,891
28,291	Comcast Corp., Class A	1,844,290
3,633	Liberty Global plc, Series C*	104,085
61	Liberty Global plc, Class A*	1,969
489	Liberty Global plc, Class A*	14,210
453	Liberty Global plc, Class C*	14,731
8,938	News Corp., Class B	104,306
4,716	Omnicom Group, Inc.	384,307
102,928	Sirius XM Holdings, Inc.*	406,566
10,331	Time Warner, Inc.	759,742
2,728	Time, Inc.	44,903
18,756	Walt Disney Co. (The)	1,834,712

		5,668,712

Metals & Mining (0.3%):
6,501	Southern Copper Corp.	175,397
10,977	Steel Dynamics, Inc.	268,937
2,164	Worthington Industries, Inc.	91,537

		535,871

Shares		Fair Value
Common Stocks+, continued
Multiline Retail (0.5%):
5,970	Nordstrom, Inc.	$227,159
9,463	Target Corp.	660,706

		887,865

Multi-Utilities (1.8%):
10,828	Alliant Energy Corp.	429,872
11,410	Ameren Corp.	611,348
19,235	CenterPoint Energy, Inc.	461,640
7,531	Consolidated Edison, Inc.	605,794
12,976	Public Service Enterprise Group, Inc.	604,811
11,606	WEC Energy Group, Inc.	757,871

		3,471,336

Oil, Gas & Consumable Fuels (6.1%):
3,992	Cheniere Energy, Inc.*	149,900
23,474	Chevron Corp.	2,460,779
4,577	Concho Resources, Inc.*	545,899
27,967	ConocoPhillips	1,219,361
6,927	Continental Resources, Inc.*	313,585
47,201	Exxon Mobil Corp.	4,424,623
5,691	Gulfport Energy Corp.*	177,901
3,994	HollyFrontier Corp.	94,937
13,312	Occidental Petroleum Corp.	1,005,855
5,942	ONEOK, Inc.	281,948
10,544	Phillips 66	836,561

		11,511,349

Personal Products (0.0%):
1,035	Herbalife, Ltd.*	60,579

Pharmaceuticals (5.9%):
4,854	Allergan plc*	1,121,711
19,493	Bristol-Myers Squibb Co.	1,433,710
12,643	Eli Lilly & Co.	995,636
781	Jazz Pharmaceuticals plc*	110,363
29,672	Johnson & Johnson Co.	3,599,214
30,166	Merck & Co., Inc.	1,737,863
65,880	Pfizer, Inc.	2,319,635

		11,318,132

Professional Services (0.3%):
1,897	Dun & Bradstreet Corp.	231,130
5,166	Verisk Analytics, Inc.*	418,860

		649,990

Real Estate Investment Trusts (REITs) (2.5%):
16,705	American Capital Agency Corp.	331,093
35,390	Annaly Capital Management, Inc.	391,767
4,618	Care Capital Properties, Inc.	121,038
3,962	Digital Realty Trust, Inc.	431,818
24,924	Duke Realty Corp.	664,474
5,179	Extra Space Storage, Inc.	479,265
9,946	Hatteras Financial Corp.	163,114
7,306	Healthcare Realty Trust, Inc.	255,637
7,071	Liberty Property Trust	280,860
1,447	Mack-Cali Realty Corp.	39,069
1,382	Regency Centers Corp.	115,715
7,360	Senior Housing Properties Trust	153,309
11,509	UDR, Inc.	424,912

Continued

4

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Real Estate Investment Trusts (REITs), continued
12,014	Ventas, Inc.	$874,860

		4,726,931

Road & Rail (0.7%):
6,624	Avis Budget Group, Inc.*	213,492
1,312	Canadian Pacific Railway, Ltd.	168,973
26,090	CSX Corp.	680,427
16,333	Hertz Global Holdings, Inc.*	180,806

		1,243,698

Semiconductors & Semiconductor Equipment (3.0%):
15,386	Advanced Micro Devices, Inc.*	79,084
5,659	Analog Devices, Inc.	320,526
18,789	Applied Materials, Inc.	450,372
52,377	Intel Corp.	1,717,965
9,088	Linear Technology Corp.	422,865
4,646	Microchip Technology, Inc.	235,831
9,064	NVIDIA Corp.	426,099
18,304	QUALCOMM, Inc.	980,545
4,352	Skyworks Solutions, Inc.	275,395
14,953	Texas Instruments, Inc.	936,805

		5,845,487

Software (4.4%):
11,433	Activision Blizzard, Inc.	453,090
8,261	Adobe Systems, Inc.*	791,321
3,375	ANSYS, Inc.*	306,281
88,500	Microsoft Corp.	4,528,545
10,073	Nuance Communications, Inc.*	157,441
36,963	Oracle Corp.	1,512,896
2,793	ServiceNow, Inc.*	185,455
14,489	Symantec Corp.	297,604
1,728	Workday, Inc., Class A*	129,030

		8,361,663

Specialty Retail (2.8%):
1,847	American Eagle Outfitters, Inc.	29,423
6,232	Foot Locker, Inc.	341,888
6,669	Gap, Inc. (The)	141,516
17,099	Home Depot, Inc. (The)	2,183,370
4,245	L Brands, Inc.	284,967
16,474	Lowe’s Cos., Inc.	1,304,246
4,304	Tiffany & Co.	260,995
11,650	TJX Cos., Inc. (The)	899,730

		5,446,135

Shares or Contracts		Fair Value
Common Stocks+, continued
Technology Hardware, Storage & Peripherals (3.4%):
60,702	Apple, Inc.	$5,803,111
26,563	EMC Corp.	721,717

		6,524,828

Textiles, Apparel & Luxury Goods (0.6%):
1,820	Lululemon Athletica, Inc.*	134,425
6,676	Michael Kors Holdings, Ltd.*	330,329
9,864	Under Armour, Inc., Class A*	395,843
3,162	Under Armour, Inc., Class C*	115,099

		975,696

Thrifts & Mortgage Finance (0.0%):
3,360	New York Community Bancorp, Inc.	50,366

Tobacco (2.1%):
24,856	Altria Group, Inc.	1,714,070
16,527	Philip Morris International, Inc.	1,681,126
10,833	Reynolds American, Inc.	584,224
4,509	Vector Group, Ltd.	101,092

		4,080,512

Trading Companies & Distributors (0.0%):
2,025	GATX Corp.	89,039

Wireless Telecommunication Services (0.1%):
13,325	Sprint Corp.*	60,361
1,788	T-Mobile US, Inc.*	77,367

		137,728

Total Common Stocks (Cost $135,245,718)		193,556,104

Purchased Options (0.3%):
Total Purchased Options (Cost $1,369,085)		567,768

Unaffiliated Investment Company (1.4%):
2,771,879	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	2,771,879

Total Unaffiliated Investment Company (Cost $2,771,879)		2,771,879

Total Investment Securities (Cost $139,386,685)(b) — 102.5%		196,895,751
Net other assets (liabilities) — (2.5)%		(4,870,200)

Net Assets — 100.0%		$192,025,551

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

*	Non-income producing security.

+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

5

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Exchange-traded options purchased as of June 30, 2016 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
S&P 500 Index	Put	1850.00	USD	7/15/16	103	$5,408
S&P 500 Index	Put	1875.00	USD	7/15/16	132	8,580
S&P 500 Index	Put	1825.00	USD	8/19/16	87	38,715
S&P 500 Index	Put	1850.00	USD	8/19/16	107	56,710
S&P 500 Index	Put	1875.00	USD	8/19/16	95	61,275
S&P 500 Index	Put	1900.00	USD	8/19/16	107	83,460
S&P 500 Index	Put	1825.00	USD	9/16/16	127	129,540
S&P 500 Index	Put	1850.00	USD	9/16/16	156	184,080

Total						$567,768

Exchange-traded options written as of June 30, 2016 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
S&P 500 Index	Call	2040.00	USD	7/01/16	108	$(629,100)
S&P 500 Index	Call	2025.00	USD	7/15/16	97	(743,990)
S&P 500 Index	Call	2050.00	USD	7/15/16	103	(564,440)
S&P 500 Index	Call	2060.00	USD	7/15/16	107	(498,085)
S&P 500 Index	Call	2075.00	USD	7/15/16	204	(711,960)
S&P 500 Index	Call	2085.00	USD	7/15/16	103	(285,825)
S&P 500 Index	Call	2050.00	USD	8/19/16	95	(664,525)
S&P 500 Index	Call	2100.00	USD	8/19/16	97	(349,200)

Total						$(4,447,125)

See accompanying notes to the financial statements.

6

AZL Gateway Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$139,386,685

Investment securities, at value	$196,895,751
Interest and dividends receivable	207,864
Reclaims receivable	874
Prepaid expenses	1,116

Total Assets	197,105,605

Liabilities:
Payable for capital shares redeemed	451,090
Written options (Proceeds received $3,698,721)	4,447,125
Manager fees payable	126,673
Administration fees payable	5,584
Distribution fees payable	39,586
Custodian fees payable	2,611
Administrative and compliance services fees payable	89
Trustee fees payable	998
Other accrued liabilities	6,298

Total Liabilities	5,080,054

Net Assets	$192,025,551

Net Assets Consist of:
Capital	$168,570,443
Accumulated net investment income/(loss)	5,044,893
Accumulated net realized gains/(losses) from investment transactions	(38,350,447)
Net unrealized appreciation/(depreciation) on investments	56,760,662

Net Assets	$192,025,551

Shares of beneficial interest (unlimited number of shares authorized, no par value)	15,898,396
Net Asset Value (offering and redemption price per share)	$12.08

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$2,329,097
Foreign withholding tax	(435)

Total Investment Income	2,328,662

Expenses:
Manager fees	769,886
Administration fees	28,210
Distribution fees	240,590
Custodian fees	6,244
Administrative and compliance services fees	1,386
Trustee fees	4,941
Professional fees	5,491
Shareholder reports	2,871
Other expenses	2,232

Total expenses	1,061,851

Net Investment Income/(Loss)	1,266,811

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,386,730
Net realized gains/(losses) on options contracts	(2,639,736)
Change in net unrealized appreciation/depreciation on investments	700,005

Net Realized/Unrealized Gains/(Losses) on Investments	446,999

Change in Net Assets Resulting From Operations	$1,713,810

See accompanying notes to the financial statements.

7

Statements of Changes in Net Assets

	AZL Gateway Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,266,811	$2,357,693
Net realized gains/(losses) on investment transactions	(253,006)	5,768,353
Change in unrealized appreciation/depreciation on investments	700,005	(3,817,975)

Change in net assets resulting from operations	1,713,810	4,308,071

Distributions to Shareholders:
From net investment income	—	(2,407,178)

Change in net assets resulting from distributions to shareholders	—	(2,407,178)

Capital Transactions:
Proceeds from shares issued	6,836,429	19,280,893
Proceeds from dividends reinvested	—	2,407,178
Value of shares redeemed	(17,232,379)	(40,633,801)

Change in net assets resulting from capital transactions	(10,395,950)	(18,945,730)

Change in net assets	(8,682,140)	(17,044,837)
Net Assets:
Beginning of period	200,707,691	217,752,528

End of period	$192,025,551	$200,707,691

Accumulated net investment income/(loss)	$5,044,893	$3,778,082

Share Transactions:
Shares issued	581,087	1,608,509
Dividends reinvested	—	204,518
Shares redeemed	(1,460,977)	(3,382,596)

Change in shares	(879,890)	(1,569,569)

See accompanying notes to the financial statements.

8

AZL Gateway Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$11.96		$11.87	$11.65	$10.83	$10.44	$10.13

Investment Activities:
Net Investment Income/(Loss)	0.09		0.15	0.13	0.13	0.06	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	0.03		0.08	0.23	0.78	0.37	0.22

Total from Investment Activities	0.12		0.23	0.36	0.91	0.43	0.31

Dividends to Shareholders From:
Net Investment Income	—		(0.14)	(0.14)	(0.09)	(0.04)	—

Total Dividends	—		(0.14)	(0.14)	(0.09)	(0.04)	—

Net Asset Value, End of Period	$12.08		$11.96	$11.87	$11.65	$10.83	$10.44

Total Return(a)	1.00	%(b)	1.98%	3.09%	8.44%	4.15%	3.06%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$192,026		$200,708	$217,753	$212,164	$169,796	$52,116
Net Investment Income/(Loss)(c)	1.32%		1.11%	1.14%	1.35%	1.74%	1.37%
Expenses Before Reductions(c) (d)	1.10%		1.10%	1.10%	1.11%	1.14%	1.25%
Expenses Net of Reductions(c)	1.10%		1.10%	1.10%	1.10%	1.11%	1.24%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.10%		1.10%	1.10%	1.11%	1.14%	1.25%
Portfolio Turnover Rate	10	%(b)	5%	18%	16%	5%	12%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Gateway Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

10

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2016, the Fund used written call options to hedge against security prices (equity risk). A stock index fluctuates with changes in the fair values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2016:

	Number of Contracts	Cost
Options outstanding at December 31, 2015	959	$1,487,578
Options purchased	4,283	6,835,379
Options exercised	—	—
Options expired	(439)	(851,698)
Options closed	(3,889)	(6,102,174)

Options outstanding at June 30, 2016	914	$1,369,085

The Fund had the following transactions in written call and put options during the period ended June 30, 2016:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2015	(959)	$(4,888,491)
Options written	(5,586)	(21,554,572)
Options exercised	—	—
Options expired	102	432,761
Options closed	5,529	22,311,581

Options outstanding at June 30, 2016	(914)	$(3,698,721)

(a)	Includes swaptions and currency options, as applicable.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Risk Exposure

Equity Contracts	Investment securities, at value (purchased options)	$567,768	Written options	$4,447,125

11

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on options contracts/ Change in unrealized appreciation/depreciation on investments	$(2,639,736)	$(3,247,749)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Gateway Fund	0.80%	1.25%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,141 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

12

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied. Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$193,556,105	$—	$193,556,105
Purchased Put Options	567,768	—	567,768
Unaffiliated Investment Company	2,771,879	—	2,771,879

Total Investment Securities	196,895,752	—	196,895,752

Other Financial Instruments:*
Written Options	(4,447,126)	—	(4,447,126)

Total Investments	$192,448,626	$—	$192,448,626

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Gateway Fund	$18,288,224	$28,598,182

13

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $140,843,754. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$61,013,458
Unrealized depreciation	(4,961,461)

Net unrealized appreciation/(depreciation)	$56,051,997

As of the end of its tax year ended December 31, 2015, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

Capital loss carryforwards subject to expiration:

Expires 12/31/2018
AZL Gateway Fund	$10,170

Capital loss carryforwards not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Gateway Fund	$20,475,535	$13,837,737	$34,313,272

During the year ended December 31, 2015, the Fund utilized $7,979,490 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Gateway Fund	$2,407,178	$—	$2,407,178

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Gateway Fund	$3,778,082	$—	$(34,323,442)	$52,286,658	$21,741,298

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

14

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Government Money Market Fund

(formerly AZL® Money Market Fund)

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Government Money Market Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Government Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Government Money Market Fund	$1,000.00	$1,000.00	$2.24	0.45%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Government Money Market Fund	$1,000.00	$1,022.64	$2.26	0.45%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	49.6%
U.S. Treasury Obligations	11.2
Repurchase Agreement	39.2
Money Market	—	^

Total Investment Securities	100.0
Net other assets (liabilities)	—	^

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (49.6%):
Federal Home Loan Bank
$8,000,000	0.46%, 7/6/16(a)	$8,000,000
14,225,000	0.31%, 7/11/16(b)	14,223,657
19,000,000	0.31%, 7/13/16(b)	18,997,847
9,000,000	0.45%, 8/24/16(b)	8,993,844
18,400,000	0.46%, 8/31/16(b)	18,385,471
7,655,000	0.45%, 9/2/16(b)	7,648,935
5,000,000	0.41%, 9/14/16(b)	4,995,781
12,030,000	0.40%, 9/16/16(b)	12,019,708
17,000,000	0.45%, 9/23/16(b)	16,981,765
3,655,000	0.40%, 10/11/16(b)	3,650,858
4,500,000	0.45%, 10/26/16(b)	4,493,419
9,420,000	0.45%, 11/14/16(b)	9,404,057
19,820,000	0.44%, 11/21/16(a)	19,820,683
4,515,000	0.44%, 12/23/16(b)	4,505,343
10,000,000	0.54%, 2/14/17(a)	9,996,795
4,885,000	0.60%, 2/21/17(b)	4,865,867
6,000,000	0.48%, 3/14/17(a)	5,999,176
5,000,000	0.46%, 3/15/17(a)	5,000,000
6,555,000	0.72%, 5/30/17	6,549,525
8,640,000	0.52%, 6/15/17(a)	8,640,000

		193,172,731

Federal Farm Credit Bank
2,210,000	0.60%, 1/3/17(b)	2,203,149
2,330,000	0.59%, 3/30/17(b)	2,319,613
7,000,000	0.57%, 9/12/17(a)	7,001,608
10,000,000	0.46%, 9/22/17(a)	9,999,380
10,000,000	0.46%, 9/25/17(a)	9,997,576
3,365,000	0.65%, 4/4/18(a)	3,364,404

		34,885,730

Federal Home Loan Mortgage Corp.
9,000,000	Series RB0.43%, 7/7/16(b)	8,999,250
25,000,000	0.43%, 8/8/16(b)	24,988,388
7,620,000	0.42%, 8/12/16(b)	7,616,177
15,000,000	0.44%, 8/24/16(b)	14,989,875
7,280,000	0.43%, 9/8/16(b)	7,273,861
5,000,000	0.39%, 10/6/16(b)	4,994,678
13,925,000	0.59%, 12/14/16(b)	13,887,116
4,720,000	0.51%, 2/17/17(b)	4,704,554
3,400,000	0.59%, 7/21/17(a)	3,399,631
4,000,000	0.68%, 3/8/18(a)	4,000,000

		94,853,530

Federal National Mortgage Association
1,765,000	0.63%, 6/1/17(b)	1,754,653
12,530,000	0.47%, 8/16/17(a)	12,528,279
5,000,000	0.49%, 10/5/17(a)	4,999,036

		19,281,968

Total U.S. Government Agency Mortgages (Cost $342,193,959)		342,193,959

U.S. Treasury Obligations (11.2%):
U.S. Treasury Bills (8.0%)
15,000,000	0.51%, 7/7/16(b)	14,998,737
4,000,000	0.21%, 8/4/16(b)	3,998,260
26,925,000	0.20%, 9/15/16(b)	26,896,169
9,000,000	0.61%, 4/27/17(b)	8,954,625

		54,847,791

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (3.2%)
$12,000,000	0.50%, 7/31/16	$11,998,570
4,000,000	0.53%, 1/31/18(a)	3,998,659
6,000,000	0.45%, 4/30/18(a)	6,000,552

		21,997,781

Total U.S. Treasury Obligations (Cost $76,845,572)		76,845,572

Repurchase Agreements (39.2%):
15,000,000	Morgan Stanley & Co. LLC, 0.27%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $15,000,113, Collateralized by U.S. Treasury Obligations, 0.00% – 2.88%, 09/15/16 – 05/15/43, fair value of $15,256,741)	15,000,000
15,000,000	Morgan Stanley & Co. LLC, 0.29%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $15,000,121, Collateralized by U.S. Government Agency Obligations, 1.38% – 3.7%, 06/30/18 – 10/15/56, fair value of $15,309,892)	15,000,000
35,000,000	Mizuho Securities USA, Inc., 0.53%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $35,000,515, Collateralized by U.S. Treasury Notes, 2.13%, 08/15/21, fair value of $35,728,423)	35,000,000
7,000,000	Royal Bank of Canada, 0.38%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $7,000,074, Collateralized by U.S. Treasury Notes, 2.00%, 07/31/22, fair value of $7,138,799)	7,000,000
20,000,000	Toronto Dominion Bank NY, 0.42%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $20,000,233, Collateralized by U.S. Treasury Obligations, 2.13% – 4.25%, 06/30/22 – 05/15/39, fair value of $20,302,416)	20,000,000
10,000,000	Toronto Dominion Bank NY, 0.44%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $10,000,122, Collateralized by U.S. Treasury Bills, 0.00%, 6/22/17, fair value of $10,200,531)	10,000,000
30,000,000	Sumitomo Mitsui, 0.39%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $30,000,325, Collateralized by U.S. Treasury Notes, 0.13% – 4.75%, 03/31/17 – 02/15/37, fair value of $30,597,803)	30,000,000
20,000,000	HSBC Securities (USA), Inc., 0.36%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $20,000,200, Collateralized by U.S. Treasury Notes, 2.63%, 07/15/17, fair value of $20,401,761)	20,000,000
10,000,000	BNP Paribas, 0.40%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $10,000,111, Collateralized by U.S. Treasury Obligations, 0.00% – 8.75%, 07/21/16 – 05/31/21, fair value of $10,205,516)	10,000,000
19,000,000	Bank of Montreal, 0.38%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $19,000,200, Collateralized by U.S. Treasury Obligations, 0.13% – 4.25%, 11/15/17 – 02/15/45, fair value of $21,907,013)	19,000,000

Continued

2

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements, continued
$10,000,000	Bank of Montreal, 0.40%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $10,000,111, Collateralized by U.S. Government Agency Obligations, 0.00% – 4.5%, 11/15/17 – 11/15/45, fair value of $12,049,711)	$10,000,000
19,600,000	Bank of Nova Scotia, 0.40%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $19,600,218, Collateralized by U.S. Treasury Obligations, 2.00% –6.25%, 07/31/20 – 05/15/30, fair value of $19,974,658)	19,600,000
19,000,000	HSBC Securities (USA), Inc., 0.38%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $19,000,201, Collateralized by U.S. Treasury Notes, 2.00%, 02/15/25, fair value of $19,360,894)(b)	19,000,000

Principal Amount		Fair Value
Repurchase Agreements, continued
$10,000,000	Credit Agricole CIB NY, 0.42%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $10,000,117, Collateralized by U.S. Treasury Obligations, 0.00% – 0.13%, 07/21/16 – 04/15/18, fair value of $10,206,781)	$10,000,000
30,000,000	Citigroup Global Markets, 0.44%, 7/1/16, (Purchased on 06/30/16, proceeds at maturity $30,000,367, Collateralized by U.S. Treasury Notes, 1.88% – 2.00%, 02/28/21 – 11/30/21, fair value of $30,620,468)	30,000,000

Total Repurchase Agreements (Cost $269,600,000)		269,600,000

Total Investment Securities (Cost $688,639,531)(c) — 100.0%		688,639,531
Net other assets (liabilities) — 0.0%		(69,525)

Net Assets — 100.0%		$688,570,006

Percentages indicated are based on net assets as of June 30, 2016.

(a)	Variable Rate Security. The rate represents the rate in effect at June 30, 2016. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

See accompanying notes to the financial statements.

3

AZL Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$419,039,531

Investment securities, at value	$419,039,531
Cash	123,408
Repurchase agreements, at value/cost	269,600,000
Interest and dividends receivable	68,037
Prepaid expenses	3,829

Total Assets	688,834,805

Liabilities:
Manager fees payable	70,503
Administration fees payable	18,139
Distribution fees payable	142,148
Custodian fees payable	8,639
Administrative and compliance services fees payable	150
Trustee fees payable	3,105
Other accrued liabilities	22,115

Total Liabilities	264,799

Net Assets	$688,570,006

Net Assets Consist of:
Capital	$688,491,423
Accumulated net realized gains/(losses) from investment transactions	78,583

Net Assets	$688,570,006

Shares of beneficial interest (unlimited number of shares authorized, no par value)	688,492,064
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Interest	$1,613,695
Dividends	8

Total Investment Income	1,613,703

Expenses:
Manager fees	1,262,363
Administration fees	97,705
Distribution fees	901,691
Custodian fees	22,185
Administrative and compliance services fees	4,961
Trustee fees	17,178
Professional fees	19,220
Shareholder reports	12,236
Other expenses	8,132

Total expenses before reductions	2,345,671
Less expenses voluntarily waived/reimbursed by the Manager	(731,968)

Net expenses	1,613,703

Net Investment Income/(Loss)	—

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	33,026

Net Realized/Unrealized Gains/(Losses) on Investments	33,026

Change in Net Assets Resulting From Operations	$33,026

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Government Money Market Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net realized gains/(losses) on investment transactions	$33,026	$46,026

Change in net assets resulting from operations	33,026	46,026

Distributions to Shareholders:
From net realized gains	—	(47,987)

Change in net assets resulting from distributions to shareholders	—	(47,987)

Capital Transactions:
Proceeds from shares issued	265,932,216	418,470,257
Proceeds from dividends reinvested	—	47,987
Value of shares redeemed	(265,030,264)	(431,216,029)

Change in net assets resulting from capital transactions	901,952	(12,697,785)

Change in net assets	934,978	(12,699,746)
Net Assets:
Beginning of period	687,635,028	700,334,774

End of period	$688,570,006	$687,635,028

Share Transactions:
Shares issued	265,932,216	418,470,257
Dividends reinvested	—	47,987
Shares redeemed	(265,030,264)	(431,216,029)

Change in shares	901,952	(12,697,785)

See accompanying notes to the financial statements.

5

AZL Government Money Market Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment Activities:
Net Investment Income/(Loss)	—		—		—		—		—		—
Net Realized and Unrealized Gains/(Losses) on Investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Total from Investment Activities	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Dividends to Shareholders From:
Net Realized Gains	—		—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Total Dividends	—		—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(b)	—	(c)	0.01%		0.01%		—		—		—
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$688,570		$687,635		$700,335		$806,642		$872,062		$865,626
Net Investment Income/(Loss)(d)	—		—		—		—		—		—
Expenses Before Reductions(d) (e)	0.65%		0.65%		0.65%		0.65%		0.66%		0.66%
Expenses Net of Reductions(d) (f)	0.45%		0.26%		0.20%		0.22%		0.29%		0.28%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

See accompanying notes to the financial statements.

6

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government Money Market Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below. Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Repurchase Agreements

The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Money Market Reform

On June 16, 2015, the Board of Trustees of the Fund approved a change to the name and principal investment strategies of the Fund. The Fund will become a government money market fund and will be called the AZL Government Money Market Fund. As a government money market fund, the Fund will be permitted to continue to use a stable net asset value ($1.00 per share), and the Fund will not be required to impose fees on shareholder redemptions or to temporarily suspend redemptions in the event that the Fund’s weekly liquid assets fall below a certain threshold. The changes to the Fund are expected to be fully implemented by May 1, 2016. Prior to such date, it is expected that the Fund gradually will allocate a larger percentage of its assets to government securities.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors”), BlackRock Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Government Money Market Fund	0.35%	0.87%

The Manager has voluntarily agreed to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1.	The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2.	The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.
3.	Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended June 30, 2016 are reflected on the Statement of Operations as “Expenses voluntarily waived/reimbursed by the Manager.”

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers in addition to the amounts disclosed above.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $4,292 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain

8

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

U.S. Government Agency Mortgages	$—	$342,193,959	$342,193,959
U.S. Treasury Obligations	—	76,845,572	76,845,572
Repurchase Agreement	—	269,600,000	269,600,000

Total Investment Securities	$—	$688,639,531	$688,639,531

5. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Government Money Market Fund	$47,987	$—	$47,987

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Government Money Market Fund	$43,656	$1,901	$—	$—	$45,557

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

6. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® International Index Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 14

Statement of Operations Page 14

Statements of Changes in Net Assets Page 15

Financial Highlights Page 16

Notes to the Financial Statements Page 17

Other Information Page 23

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL International Index Fund	$1,000.00	$965.30	$3.76	0.77%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL International Index Fund	$1,000.00	$1,021.03	$3.87	0.77%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Japan	22.9%
United Kingdom	18.5
Switzerland	9.5
France	9.1
Germany	8.6
Australia	7.2
Netherlands	3.5
Hong Kong	3.1
Spain	2.9
Sweden	2.7
All other countries	10.9

Total Common Stocks and Preferred Stocks	98.9
Rights	— ^
Securities Held as Collateral for Securities on Loan	1.8
Money Market	— ^

Total Investment Securities	100.7
Net other assets (liabilities)	(0.7)

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (1.0%):
154,212	BAE Systems plc	$1,081,124
83,170	Cobham plc	174,453
28,923	European Aeronautic Defence & Space Co. NV	1,679,278
16,535	Finmeccanica SpA*	167,974
40,776	Meggitt plc	221,155
90,148	Rolls-Royce Holdings plc	855,869
15,259	Safran SA	1,036,899
74,800	Singapore Technologies Engineering, Ltd.	176,616
5,332	Thales SA	447,434
10,750	Zodiac Aerospace	252,918

		6,093,720

Air Freight & Logistics (0.3%):
44,094	Bollore, Inc.	150,410
47,592	Deutsche Post AG	1,328,516
42,300	Royal Mail plc	286,711
17,800	Yamato Holdings Co., Ltd.	407,745

		2,173,382

Airlines (0.1%):
61,000	All Nippon Airways Co., Ltd.	173,100
61,000	Cathay Pacific Airways, Ltd.	89,493
10,558	Deutsche Lufthansa AG, Registered Shares	122,901
8,385	easyJet plc	121,779
42,447	International Consolidated Airlines Group SA	211,483
6,170	Japan Airlines Co., Ltd.	198,065
23,105	Qantas Airways, Ltd.	48,703
1,365	Ryanair Holdings plc, ADR	94,922
27,200	Singapore Airlines, Ltd.	215,776

		1,276,222

Auto Components (1.2%):
9,400	Aisin Sieki Co., Ltd.	381,612
31,500	Bridgestone Corp.	1,006,007
8,931	Compagnie Generale des Establissements Michelin SCA, Class B	845,955
5,396	Continental AG	1,013,918
24,200	Denso Corp.	850,293
85,877	GKN plc	309,052
5,700	Koito Manufacturing Co., Ltd.	260,906
9,100	NGK Spark Plug Co., Ltd.	136,943
10,700	NHK SPRING Co., Ltd.	86,357
4,400	NOK Corp.	74,377
5,373	Nokian Renkaat OYJ	191,899
8,043	Schaeffler AG	106,614
6,700	Stanley Electric Co., Ltd.	142,304
36,500	Sumitomo Electric Industries, Ltd.	480,506
8,700	Sumitomo Rubber Industries, Ltd.	115,875
3,300	Toyoda Gosei Co., Ltd.	58,663
8,000	Toyota Industries Corp.	316,438
11,930	Valeo SA	532,749
4,500	Yokohama Rubber Co., Ltd. (The)	56,109

		6,966,577

Automobiles (3.1%):
16,025	Bayerische Motoren Werke AG (BMW)	1,174,292
9,100	Daihatsu Motor Co., Ltd.	118,208

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
47,299	Daimler AG, Registered Shares	$2,820,316
5,915	Ferrari NV	241,091
42,235	Fiat Chrysler Automobiles NV	260,682
29,100	Fuji Heavy Industries, Ltd.	996,301
80,100	Honda Motor Co., Ltd.	2,022,728
29,600	Isuzu Motors, Ltd.	362,343
26,800	Mazda Motor Corp.	359,003
33,400	Mitsubishi Motors Corp.	151,771
123,100	Nissan Motor Co., Ltd.	1,109,414
23,843	PSA Peugeot Citroen SA*	290,379
9,552	Renault SA	727,747
17,600	Suzuki Motor Corp.	475,059
131,000	Toyota Motor Corp.	6,550,536
1,724	Volkswagen AG	231,608
13,900	Yamaha Motor Co., Ltd.	210,523

		18,102,001

Banks (11.1%):
11,386	ABN AMRO Group N.V.	188,812
58,000	Aozora Bank, Ltd.^	200,426
142,470	Australia & New Zealand Banking Group, Ltd.	2,596,962
319,855	Banco Bilbao Vizcaya Argentaria SA	1,832,701
265,250	Banco de Sabadell SA	354,362
174,775	Banco Popular Espanol SA	227,692
708,053	Banco Santander SA	2,756,356
54,406	Bank Hapoalim BM	274,717
63,223	Bank Leumi Le-Israel Corp.*	222,999
54,800	Bank of East Asia, Ltd. (The)^	212,972
1,357,034	Bank of Ireland*	282,757
16,000	Bank of Kyoto, Ltd. (The)	97,697
19,798	Bank of Queensland, Ltd.	157,670
219,975	Bankia SA	160,764
34,660	Bankinter SA	222,897
825,863	Barclays plc	1,572,011
21,061	Bendigo & Adelaide Bank, Ltd.	152,717
52,239	BNP Paribas SA	2,348,232
181,000	BOC Hong Kong Holdings, Ltd.	545,992
37,000	Chiba Bank, Ltd. (The)	174,544
7,800	Chugoku Bank, Ltd. (The)	79,334
164,030	Chuo Mitsui Trust Holdings, Inc.	530,926
50,363	Commerzbank AG	326,611
83,760	Commonwealth Bank of Australia	4,699,177
60,600	Concordia Financial Group, Ltd.*	237,162
51,486	Credit Agricole SA	436,045
129,839	Criteria Caixacorp SA^	285,767
34,146	Danske Bank A/S	904,968
86,300	DBS Group Holdings, Ltd.	1,017,021
48,890	DnB NOR ASA	591,444
12,772	Erste Group Bank AG	292,034
42,000	Fukuoka Financial Group, Inc.	138,155
18,000	Hachijuni Bank, Ltd. (The)	78,196
38,100	Hang Seng Bank, Ltd.	654,025
21,000	Hiroshima Bank, Ltd. (The)	69,928
965,671	HSBC Holdings plc	6,031,507
189,824	ING Groep NV	1,972,720

Continued

2

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
41,392	Intesa Sanpaolo^	$73,915
625,729	Intesa Sanpaolo SpA	1,200,061
11,000	Iyo Bank, Ltd. (The)	67,108
21,800	Japan Post Bank Co., Ltd.	255,486
28,000	Joyo Bank, Ltd. (The)	104,388
12,370	KBC Groep NV*	606,357
15,800	Kyushu Financial Group, Inc.	78,358
3,150,974	Lloyds Banking Group plc	2,316,588
625,500	Mitsubishi UFJ Financial Group, Inc.	2,788,466
7,754	Mizrahi Tefahot Bank, Ltd.	89,623
1,165,339	Mizuho Financial Group, Inc.	1,668,634
129,603	National Australia Bank, Ltd.	2,489,055
46,900	Natixis	180,107
149,733	Nordea Bank AB	1,265,222
150,399	Oversea-Chinese Banking Corp., Ltd.	980,409
5,297	Raiffeisen International Bank-Holding AG*^	66,660
107,187	Resona Holdings, Inc.	390,510
170,644	Royal Bank of Scotland Group plc*	401,815
26,200	Seven Bank, Ltd.	80,906
99,000	Shinsei Bank, Ltd.	142,904
25,000	Shizuoka Bank, Ltd. (The)	175,694
75,908	Skandinaviska Enskilda Banken AB, Class A	659,936
37,880	Societe Generale	1,196,946
160,804	Standard Chartered plc	1,222,925
66,069	Sumitomo Mitsui Financial Group, Inc.	1,894,492
8,000	Suruga Bank, Ltd.	180,675
74,347	Svenska Handelsbanken AB, A Shares	899,668
43,876	Swedbank AB, A Shares	918,127
43,534	UBI Banca - Unione di Banche Italiane SCPA	122,087
245,741	UniCredit SpA	548,480
62,073	United Overseas Bank, Ltd.	857,343
163,630	Westpac Banking Corp.	3,632,759
9,000	Yamaguchi Financial Group, Inc.	84,745

		60,568,749

Beverages (2.9%):
39,445	Anheuser-Busch InBev NV	5,184,305
18,400	Asahi Breweries, Ltd.	593,646
5,227	Carlsberg A/S, Class B	496,122
26,462	Coca-Cola Amatil, Ltd.	163,262
10,484	Coca-Cola European Partners PLC	375,629
9,945	Coca-Cola HBC AG	200,545
123,685	Diageo plc	3,460,229
4,944	Heineken Holding NV	403,807
11,351	Heineken NV	1,048,719
40,200	Kirin Holdings Co., Ltd.	675,780
10,268	Pernod Ricard SA	1,143,564
1,111	Remy Cointreau SA^	95,707
47,707	SABMiller plc	2,780,664
6,500	Suntory Beverage & Food, Ltd.	292,544
37,106	Treasury Wine Estates, Ltd.	256,614

		17,171,137

Biotechnology (0.6%):
5,077	Actelion, Ltd., Registered Shares	852,165
22,705	CSL, Ltd.	1,908,572

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
2,754	Genmab A/S*	$501,746
15,356	Grifols SA^	346,725

		3,609,208

Building Products (0.8%):
48,000	Asahi Glass Co., Ltd.	259,453
49,584	Assa Abloy AB, Class B	1,016,704
23,125	Compagnie de Saint-Gobain SA	885,132
11,700	Daikin Industries, Ltd.	974,937
1,888	Geberit AG, Registered Shares	713,420
13,300	Lixil Group Corp.	218,689
6,500	TOTO, Ltd.^	257,594

		4,325,929

Capital Markets (1.4%):
43,572	3i Group plc	324,236
44,380	Aberdeen Asset Management plc	171,474
90,093	Credit Suisse Group AG	960,359
81,300	Daiwa Securities Group, Inc.	427,392
68,381	Deutsche Bank AG, Registered Shares*	930,320
13,096	Hargreaves Lansdown plc	217,889
28,531	ICAP plc	160,346
31,163	Investec plc	196,393
11,086	Julius Baer Group, Ltd.	445,644
14,677	Macquarie Group, Ltd.	763,105
28,337	Mediobanca SpA	164,601
181,200	Nomura Holdings, Inc.	649,414
870	Partners Group Holding AG	373,167
10,205	Platinum Asset Management, Ltd.^	44,211
9,090	SBI Holdings, Inc.	89,891
7,067	Schroders plc	223,110
179,034	UBS Group AG	2,317,162

		8,458,714

Chemicals (3.4%):
16,814	Air Liquide SA	1,761,883
8,000	Air Water, Inc.	117,147
12,069	AkzoNobel NV	759,193
3,434	Arkema SA	264,962
62,000	Asahi Kasei Corp.	429,695
45,054	BASF SE	3,436,558
5,022	Christian Hansen Holding A/S	329,821
3,434	Covestro AG	152,996
6,797	Croda International plc	284,840
14,000	Daicel Chemical Industries, Ltd.	144,818
415	EMS-Chemie Holding AG	214,674
7,079	Evonik Industries AG	210,675
3,442	Fuchs Petrolub SE	135,165
451	Givaudan SA, Registered Shares	906,534
4,200	Hitachi Chemical Co., Ltd.	77,867
78,790	Incitec Pivot, Ltd.	176,625
28,521	Israel Chemicals, Ltd.	111,431
9,528	Johnson Matthey plc	360,614
8,800	JSR Corp.	115,810
9,347	K+S AG, Registered Shares^	191,750
15,000	Kaneka Corp.	99,374
11,800	Kansai Paint Co., Ltd.^	237,735

Continued

3

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
8,892	Koninklijke DSM NV	$515,147
16,400	Kuraray Co., Ltd.	195,070
4,597	Lanxess AG	200,854
9,199	Linde AG	1,280,169
67,800	Mitsubishi Chemical Holdings Corp.	309,273
16,000	Mitsubishi Gas Chemical Co., Inc.	83,005
47,000	Mitsui Chemicals, Inc.	171,437
8,100	Nippon Paint Holdings Co., Ltd.	198,981
8,100	Nitto Denko Corp.	510,852
11,305	Novozymes A/S, B Shares	544,880
3,657	OCI NV*	49,919
18,247	Orica, Ltd.	169,004
18,800	Shin-Etsu Chemical Co., Ltd.	1,096,798
105	Sika AG, Bearer Shares	439,366
3,695	Solvay SA	343,430
79,000	Sumitomo Chemical Co., Ltd.	324,016
6,135	Symrise AG	417,984
4,547	Syngenta AG	1,748,297
6,300	Taiyo Nippon Sanso Corp.	57,597
48,000	Teijin, Ltd.	158,120
71,000	Toray Industries, Inc.	603,508
4,424	Umicore SA	227,926
8,805	Yara International ASA	279,706

		20,445,506

Commercial Services & Supplies (0.7%):
12,912	Aggreko plc	221,722
12,006	Babcock International Group plc	145,308
76,955	Brambles, Ltd.	713,886
26,000	Dai Nippon Printing Co., Ltd.	288,810
10,252	Edenred	211,500
81,241	G4S plc	201,069
8,096	ISS A/S	303,202
5,200	Park24 Co., Ltd.	178,121
10,100	SECOM Co., Ltd.	745,606
15,234	Securitas AB, B Shares	234,225
1,347	Societe BIC SA	190,446
3,700	Sohgo Security Services Co., Ltd.	181,875
27,000	Toppan Printing Co., Ltd.	231,497

		3,847,267

Communications Equipment (0.6%):
283,008	Nokia Oyj^	1,610,079
147,130	Telefonaktiebolaget LM Ericsson, B Shares	1,125,032

		2,735,111

Construction & Engineering (0.8%):
9,830	ACS, Actividades de Construccion y Servicios SA	269,316
10,163	Bouygues SA	293,692
4,350	Cimic Group, Ltd.	116,469
2,775	Eiffage SA	198,145
23,632	Ferrovial SA	459,104
1,008	Hochtief AG	129,828
9,000	JGC Corp.	127,909
42,000	Kajima Corp.	290,119
4,438	Koninklijke Boskalis Westminster NV	153,055

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
32,000	Obayashi Corp.	$338,844
28,000	Shimizu Corp.	260,695
16,409	Skanska AB, Class B	342,341
52,000	TAISEI Corp.	424,101
24,672	Vinci SA	1,756,937

		5,160,555

Construction Materials (0.6%):
33,601	Boral, Ltd.	157,412
40,563	CRH plc	1,169,541
32,082	Fletcher Building, Ltd.	197,189
6,775	HeidelbergCement AG	507,921
1,819	Imerys SA	116,202
22,688	James Hardie Industries SE	347,433
22,179	LafargeHolcim, Ltd., Registered Shares	926,737
61,000	Taiheiyo Cement Corp.	143,788

		3,566,223

Consumer Finance (0.1%):
18,900	ACOM Co., Ltd.*^	90,848
4,900	Aeon Credit Service Co., Ltd.	105,314
6,600	Credit Saison Co., Ltd.	110,471
7,435	Provident Financial plc	229,774

		536,407

Containers & Packaging (0.2%):
57,237	Amcor, Ltd.	639,952
35,814	Rexam plc^	310,671
7,900	Toyo Seikan Kaisha, Ltd.	150,216

		1,100,839

Distributors (0.0%):
5,588	Jardine Cycle & Carriage, Ltd.	153,356

Diversified Consumer Services (0.0%):
3,100	Benesse Holdings, Inc.	72,443

Diversified Financial Services (1.1%):
9,712	ASX, Ltd.	332,475
27,462	Challenger, Ltd.	178,227
9,444	Deutsche Boerse AG	773,136
1,864	Eurazeo	111,241
5,531	EXOR SpA	204,295
131,750	First Pacific Co., Ltd.	95,941
4,067	Groupe Bruxelles Lambert SA	332,455
56,300	Hong Kong Exchanges & Clearing, Ltd.^	1,372,818
7,850	Industrivarden AB, C Shares	126,923
22,080	Investor AB, B Shares, B Shares	738,922
27,300	Japan Exchange Group, Inc.	312,350
11,602	Kinnevik AB	275,865
15,532	London Stock Exchange Group plc	526,037
21,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	83,675
64,100	ORIX Corp.	818,641
1,526	Pargesa Holding SA	101,053
39,400	Singapore Exchange, Ltd.	224,499
1,293	Wendel	134,716

		6,743,269

Continued

4

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (3.1%):
7,190	Belgacom SA	$227,654
105,558	Bezeq Israeli Telecommunication Corp., Ltd. (The)	209,744
415,365	BT Group plc	2,293,167
158,179	Deutsche Telekom AG, Registered Shares	2,690,965
6,852	Elisa OYJ	263,217
97,452	France Telecom SA	1,591,560
130,820	HKT Trust & HKT, Ltd.	188,766
1,281	Iliad SA	260,360
21,859	Inmarsat plc	234,581
165,513	Koninklijke (Royal) KPN NV	600,255
34,052	Nippon Telegraph & Telephone Corp.	1,598,752
237,000	PCCW, Ltd.	159,049
387,400	Singapore Telecommunications, Ltd.	1,198,276
1,272	Swisscom AG, Registered Shares	632,065
40,588	TDC A/S	198,699
92,233	Telecom Corp. of New Zealand, Ltd.	233,692
490,547	Telecom Italia SpA*	402,385
314,313	Telecom Italia SpA	202,196
35,149	Telefonica Deutschland Holding AG	144,735
219,796	Telefonica SA	2,100,639
36,493	Telenor ASA	603,129
131,225	Telia Co AB	619,288
208,173	Telstra Corp., Ltd.	866,112
15,182	TPG Telecom, Ltd.	135,038
21,376	Vocus Communications, Ltd.	139,363

		17,793,687

Electric Utilities (1.9%):
98,840	AusNet Services	121,249
33,000	Cheung Kong Infrastructure Holdings, Ltd.	284,147
32,100	Chubu Electric Power Co., Inc.	457,135
13,700	Chugoku Electric Power Co., Inc. (The)	173,446
79,500	CLP Holdings, Ltd.	812,814
32,496	Contact Energy, Ltd.	120,390
110,471	EDP - Energias de Portugal SA	339,226
13,190	Electricite de France^	162,109
16,491	Endesa SA^	331,628
376,008	Enel SpA	1,672,060
22,581	Fortum OYJ	361,734
117,500	HK Electric Investments, Ltd.	109,794
8,900	Hokuriku Electric Power Co.	109,913
69,500	Hongkong Electric Holdings, Ltd.	638,088
266,730	Iberdrola SA	1,801,398
34,600	Kansai Electric Power Co., Inc. (The)*	335,534
22,900	Kyushu Electric Power Co., Inc.	228,253
31,280	Mighty River Power, Ltd.	67,377
4,298	Red Electrica Corporacion SA	383,132
50,056	Scottish & Southern Energy plc	1,046,477
9,500	Shikoku Electric Power Co., Inc.	111,880
75,684	Terna SpA	421,655
22,000	Tohoku Electric Power Co., Inc.	275,933
71,300	Tokyo Electric Power Co., Inc. (The)*	300,709

		10,666,081

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (1.2%):
96,722	ABB, Ltd.	$1,905,672
32,000	Fuji Electric Holdings Co., Ltd.	134,381
13,301	Legrand SA	686,168
2,100	Mabuchi Motor Co., Ltd.	88,178
96,000	Mitsubishi Electric Corp.	1,138,454
11,700	Nidec Corp.	883,245
4,407	OSRAM Licht AG	227,721
9,399	Prysmian SpA	206,012
27,461	Schneider Electric SA	1,624,947
10,922	Vestas Wind Systems A/S	741,332

		7,636,110

Electronic Equipment, Instruments & Components (1.3%):
9,300	ALPS Electric Co., Ltd.	175,205
7,100	Hamamatsu Photonics K.K.	197,709
12,254	Hexagon AB, B Shares	446,214
1,695	Hirose Electric Co., Ltd.	207,238
3,200	Hitachi High-Technologies Corp.	87,176
233,100	Hitachi, Ltd.	969,114
2,704	Ingenico Group	316,777
2,270	Keyence Corp.	1,531,229
15,700	Kyocera Corp.	744,484
9,300	Murata Manufacturing Co., Ltd.	1,043,410
23,000	Nippon Electric Glass Co., Ltd.	95,955
10,000	Omron Corp.	324,066
13,000	Shimadzu Corp.	193,508
6,300	TDK Corp.	351,092
13,200	Yaskawa Electric Corp.	171,030
9,500	Yokogawa Electric Corp.	106,686

		6,960,893

Energy Equipment & Services (0.1%):
11,969	Petrofac, Ltd.^	124,370
324,016	Saipem SpA*	130,719
5,303	Technip-Coflexip SA	288,375
24,576	Tenaris SA	355,357

		898,821

Food & Staples Retailing (1.6%):
31,900	Aeon Co., Ltd.	494,279
26,664	Carrefour SA	659,572
2,947	Casino Guichard-Perrachon SA	164,651
3,580	Colruyt SA	197,556
5,076	Delhaize Group	536,274
30,944	Distribuidora Internacional de Alimentacion SA	181,737
2,900	FamilyMart Co., Ltd.	176,183
3,375	ICA Gruppen AB^	112,816
67,007	J Sainsbury plc	207,766
12,095	Jeronimo Martins SGPS SA	190,526
40,323	Koninklijke Ahold NV	896,582
3,200	LAWSON, Inc.	253,728
8,811	Metro AG	269,502
37,300	Seven & I Holdings Co., Ltd.	1,557,474
1,800	Sundrug Co., Ltd.	167,383
399,516	Tesco plc*	934,502

Continued

5

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,800	Tsuruha Holdings, Inc.	$216,228
55,608	Wesfarmers, Ltd.	1,674,356
109,506	William Morrison Supermarkets plc^	274,634
61,502	Woolworths, Ltd.	965,329

		10,131,078

Food Products (3.4%):
27,500	Ajinomoto Co., Inc.	645,643
3,899	Aryzta AG	143,318
17,088	Associated British Foods plc	619,467
92	Barry Callebaut AG, Registered Shares	113,027
4,100	Calbee, Inc.	170,224
5	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	356,932
28,961	Danone SA	2,041,831
329,082	Golden Agri-Resources, Ltd.	86,301
7,600	Kerry Group plc, Class A	675,157
7,000	Kikkoman Corp.	256,194
48	Lindt & Spruengli AG	285,605
18,536	Marine Harvest	311,977
5,552	Meiji Holdings Co., Ltd.	563,777
156,400	Nestle SA, Registered Shares	12,067,729
9,000	Nippon Meat Packers, Inc.	218,693
9,645	Nisshin Seifun Group, Inc.	154,195
3,200	Nissin Foods Holdings Co., Ltd.	174,251
40,774	Orkla ASA, Class A	361,387
22,849	Tate & Lyle plc	203,698
4,600	Toyo Suisan Kaisha, Ltd.	185,870
301,000	WH Group, Ltd.	238,175
102,400	Wilmar International, Ltd.	249,530
4,400	Yakult Honsha Co., Ltd.^	226,529
7,000	Yamazaki Baking Co., Ltd.	194,156

		20,543,666

Gas Utilities (0.6%):
56,216	APA Group	389,292
7,328	Enagas SA	222,908
17,696	Gas Natural SDG SA^	350,881
385,632	Hong Kong & China Gas Co., Ltd.	704,412
95,000	Osaka Gas Co., Ltd.	363,832
123,759	Snam SpA	740,304
22,000	Toho Gas Co., Ltd.	179,016
99,000	Tokyo Gas Co., Ltd.	406,475

		3,357,120

Health Care Equipment & Supplies (0.9%):
2,829	Cochlear, Ltd.	256,526
5,959	Coloplast A/S, Class B	444,894
4,900	Cyberdyne, Inc.*^	109,734
10,087	Essilor International SA Compagnie Generale d’Optique	1,342,321
10,087	Getinge AB, B Shares	207,243
19,900	HOYA Corp.	708,625
14,200	Olympus Co., Ltd.	528,372
44,338	Smith & Nephew plc	751,810
2,629	Sonova Holding AG, Registered Shares	349,403
7,700	Sysmex Corp.	526,413

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
16,600	Terumo Corp.	$703,964
6,270	William Demant Holding A/S*	121,955

		6,051,260

Health Care Providers & Services (0.6%):
18,802	Al Noor Hospitals Group plc	275,234
8,400	Alfresa Holdings Corp.	174,959
10,573	Fresenius Medical Care AG & Co., KGaA	914,708
20,238	Fresenius SE & Co. KGaA	1,491,035
91,845	Healthscope, Ltd.	196,625
8,800	Medipal Holdings Corp.	144,419
2,700	Miraca Holdings, Inc.	116,370
6,725	Ramsay Health Care, Ltd.	361,534
18,525	Ryman Healthcare, Ltd.	123,400
19,478	Sonic Healthcare, Ltd.	314,778
3,270	Suzuken Co., Ltd.	102,813

		4,215,875

Health Care Technology (0.1%):
9,100	M3, Inc.	315,208

Hotels, Restaurants & Leisure (1.2%):
8,553	Accor SA	331,547
27,178	Aristocrat Leisure, Ltd.	280,751
9,549	Carnival plc	423,866
81,346	Compass Group plc	1,550,305
18,322	Crown, Ltd.	173,306
2,973	Domino’s Pizza Enterprises, Ltd.	151,942
2,307	Flight Centre, Ltd.^	54,714
115,000	Galaxy Entertainment Group, Ltd.	342,658
285,757	Genting Singapore plc	155,988
9,365	InterContinental Hotels Group plc	347,929
2,929	McDonald’s Holdings Co., Ltd.^	79,495
9,219	Melco Crown Entertainment, Ltd., ADR	115,975
34,959	Merlin Entertainments plc	207,600
38,000	MGM China Holdings, Ltd.^	49,447
10,600	Oriental Land Co., Ltd.	683,709
4,010	Paddy Power plc	421,713
117,300	Sands China, Ltd.	397,142
77,333	Shangri-La Asia, Ltd.	77,979
86,000	SJM Holdings, Ltd.	52,698
4,597	Sodexo SA	495,103
39,300	Tabcorp Holdings, Ltd.	134,333
76,398	Tatts Group, Ltd.	218,535
24,129	TUI AG	273,889
8,731	Whitbread plc	408,011
44,396	William Hill plc	153,745
62,800	Wynn Macau, Ltd.^	91,183

		7,673,563

Household Durables (1.0%):
49,074	Barratt Developments plc	268,694
6,137	Berkeley Group Holdings plc (The)	208,878
10,100	Casio Computer Co., Ltd.^	144,349
11,423	Electrolux AB, Series B	310,368
21,095	Husqvarna AB, B Shares	156,550
6,800	Iida Group Holdings Co., Ltd.	138,524
16,400	Nikon Corp.^	221,649

Continued

6

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
106,600	Panasonic Corp.	$922,496
14,859	Persimmon plc	289,910
1,700	Rinnai Corp.	149,614
20,000	Sekisui Chemical Co., Ltd.	245,188
30,500	Sekisui House, Ltd.	530,824
62,300	Sony Corp.	1,823,543
156,947	Taylor Wimpey plc	280,364
63,500	Techtronic Industries Co., Ltd.	265,835

		5,956,786

Household Products (0.9%):
5,121	Henkel AG & Co. KGaA	550,205
31,190	Reckitt Benckiser Group plc	3,137,320
29,353	Svenska Cellulosa AB, B Shares	936,386
20,100	Unicharm Corp.	447,799

		5,071,710

Independent Power and Renewable Electricity Producers (0.0%):
7,000	Electric Power Development Co., Ltd.	162,724
72,239	Meridian Energy, Ltd.	136,358

		299,082

Industrial Conglomerates (1.6%):
133,244	CK Hutchison Holdings, Ltd.	1,466,413
4,290	DCC plc	377,133
12,200	Jardine Matheson Holdings, Ltd.	714,419
26,000	Keihan Electric Railway Co., Ltd.	179,648
74,000	Keppel Corp., Ltd.	303,960
45,113	Koninklijke Philips Electronics NV	1,125,477
66,390	NWS Holdings, Ltd.	105,470
8,300	Seibu Holdings, Inc.	140,159
49,600	SembCorp Industries, Ltd.	104,491
37,526	Siemens AG, Registered Shares	3,843,553
18,728	Smiths Group plc	288,410
197,000	Toshiba Corp.*^	538,338

		9,187,471

Insurance (5.3%):
10,631	Admiral Group plc	290,114
91,086	AEGON NV	363,278
10,056	Ageas NV	347,380
591,000	AIA Group, Ltd.	3,561,420
22,423	Allianz SE, Registered Shares+	3,194,204
143,957	AMP, Ltd.	558,631
57,547	Assicurazioni Generali SpA	677,497
196,160	Aviva plc	1,054,030
95,220	AXA SA	1,912,665
2,535	Baloise Holding AG, Registered Shares	282,793
8,846	CNP Assurances SA	131,094
52,100	Dai-ichi Life Insurance Co., Ltd. (The)	577,729
67,657	Direct Line Insurance Group plc	312,821
8,863	Gjensidige Forsikring ASA	147,226
2,879	Hannover Rueck SE	300,780
118,773	Insurance Australia Group, Ltd.	487,690
23,600	Japan Post Holdings Co., Ltd.	285,766
291,221	Legal & General Group plc	754,696
60,855	MAPFRE SA	134,553

Shares		Fair Value
Common Stocks, continued
Insurance, continued
130,171	Medibank Private, Ltd.	$287,057
24,311	MS&AD Insurance Group Holdings, Inc.	626,206
8,247	Muenchener Rueckversicherungs-Gesellschaft AG	1,378,114
17,525	NKSJ Holdings, Inc.	464,295
15,353	NN Group NV	426,458
245,030	Old Mutual plc	660,360
25,313	Poste Italiane SpA^	168,192
126,199	Prudential plc	2,149,511
65,919	QBE Insurance Group, Ltd.	517,222
49,885	RSA Insurance Group plc	333,084
21,959	Sampo OYJ, A Shares	897,029
7,486	SCOR SA	225,486
9,500	Sony Financial Holdings, Inc.	106,648
25,449	St. James Place plc	272,540
93,295	Standard Life plc	366,592
62,336	Suncorp-Metway, Ltd.	570,866
1,611	Swiss Life Holding AG, Registered Shares	372,276
16,505	Swiss Re AG	1,443,414
26,536	T&D Holdings, Inc.	224,074
33,500	Tokio Marine Holdings, Inc.	1,108,317
6,140	Tryg A/S	109,605
54,952	UnipolSai SpA	82,591
7,384	Zurich Insurance Group AG	1,827,520

		29,991,824

Internet & Catalog Retail (0.1%):
44,600	Rakuten, Inc.	481,108
2,900	Start Today Co., Ltd.	154,118
3,893	Zalando SE*	103,045

		738,271

Internet Software & Services (0.1%):
50,218	Auto Trader Group plc	237,413
7,200	Kakaku.com, Inc.	141,955
2,400	mixi, Inc.	98,300
5,744	United Internet AG, Registered Shares	236,966
66,800	Yahoo! Japan Corp.	294,221

		1,008,855

IT Services (0.6%):
21,588	Amadeus IT Holding SA	945,606
4,446	Atos Origin SA	371,316
7,920	Cap Gemini SA	691,096
23,085	Computershare, Ltd.	158,969
93,000	Fujitsu, Ltd.	340,845
6,560	Nomura Research Institute, Ltd.	238,953
6,000	NTT Data Corp.	282,782
2,900	OBIC Co., Ltd.	158,564
2,400	Otsuka Corp.	111,529
68,303	Worldpay Group plc*	248,571

		3,548,231

Leisure Products (0.2%):
10,100	Namco Bandai Holdings, Inc.	259,561
2,000	Sankyo Co., Ltd.	74,575
10,000	Sega Sammy Holdings, Inc.	107,377

Continued

7

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
3,700	Shimano, Inc.	$560,834
8,400	Yamaha Corp.	225,793

		1,228,140

Life Sciences Tools & Services (0.1%):
2,667	Lonza Group AG, Registered Shares	442,094
11,153	QIAGEN NV*	241,537

		683,631

Machinery (2.3%):
15,879	Alfa Laval AB	249,339
7,251	Alstom SA*	169,260
17,300	AMADA Co., Ltd.	174,952
4,051	Andritz AG	192,459
32,940	Atlas Copco AB, A Shares	853,253
18,445	Atlas Copco AB, B Shares	435,639
50,428	CNH Industrial NV	366,580
9,500	FANUC Corp.	1,537,955
9,083	GEA Group AG	426,856
13,600	Hino Motors, Ltd.	134,601
4,300	Hitachi Construction Machinery Co., Ltd.	62,265
2,500	Hoshizaki Electric Co., Ltd.	243,877
74,000	IHI Corp.	198,233
12,298	IMI plc	158,886
11,500	JTEKT Corp.	129,676
68,000	Kawasaki Heavy Industries, Ltd.	190,304
44,800	Komatsu, Ltd.	778,376
16,256	Kone OYJ, B Shares	750,475
51,300	Kubota Corp.	687,180
5,100	Kurita Water Industries, Ltd.	113,487
5,600	Makita Corp.	369,311
1,815	MAN AG	184,740
6,435	Metso Corp. OYJ	152,030
15,000	Minebea Co., Ltd.	100,973
157,000	Mitsubishi Heavy Industries, Ltd.	626,811
6,400	Nabtesco Corp.	152,844
13,000	NGK Insulators, Ltd.	261,052
21,500	NSK, Ltd.	159,045
51,173	Sandvik AB	510,240
2,093	Schindler Holding AG	379,384
923	Schindler Holding AG, Registered Shares	168,052
41,200	SembCorp Marine, Ltd.	48,107
19,966	SKF AB, B Shares	318,929
2,800	SMC Corp.	683,107
30,000	Sumitomo Heavy Industries, Ltd.	130,951
5,600	THK Co., Ltd.	95,034
76,852	Volvo AB, B Shares	759,211
7,458	Wartsila Corp. OYJ, Class B	305,169
9,660	Weir Group plc (The)	186,496
84,550	Yangzijiang Shipbuilding Holdings, Ltd.	56,978
8,139	Zardoya Otis SA	76,260

		13,578,377

Marine (0.2%):
192	A.P. Moeller – Maersk A/S, Class A	244,353
310	A.P. Moeller – Maersk A/S, Class B	408,798

Shares		Fair Value
Common Stocks, continued
Marine, continued
2,653	Kuehne & Nagel International AG, Registered Shares	$371,026
52,000	Mitsui O.S.K. Lines, Ltd.	110,252
74,000	Nippon Yusen Kabushiki Kaisha	129,761

		1,264,190

Media (1.6%):
18,302	Altice N.V., Class A*	275,184
6,496	Altice N.V., Class B*	98,095
2,263	Axel Springer AG	118,575
10,477	Dentsu, Inc.	489,579
8,305	Eutelsat Communications SA	158,261
12,200	Hakuhodo DY Holdings, Inc.	145,528
181,138	ITV plc	437,484
3,488	JCDecaux SA	118,342
6,335	Lagardere SCA	139,024
5,378	Numericable-SFR	136,108
41,330	Pearson plc	538,935
10,496	ProSiebenSat.1 Media AG*	458,251
9,223	Publicis Groupe SA	624,753
2,344	REA Group, Ltd.	104,336
54,369	Reed Elsevier plc	1,001,603
48,346	RELX NV	843,590
1,997	RTL Group	162,854
4,763	Schibsted ASA, B Shares	136,417
3,481	Schibsted ASA, Class A^	103,935
17,870	SES Global, Class A	385,955
62,268	Singapore Press Holdings, Ltd.^	183,885
49,424	Sky plc	560,875
2,493	Telenet Group Holding NV*	113,776
5,800	Toho Co., Ltd.	159,784
56,445	Vivendi Universal SA	1,069,324
15,248	Wolters Kluwer NV	623,030
63,511	WPP plc	1,318,421

		10,505,904

Metals & Mining (2.3%):
133,918	Alumina, Ltd.	130,914
69,438	Anglo American plc	674,188
17,365	Antofagasta plc	107,857
89,120	ArcelorMittal*	410,260
103,604	BHP Billiton plc	1,302,956
157,282	BHP Billiton, Ltd.	2,239,552
14,326	Boliden AB	278,411
77,506	Fortescue Metals Group, Ltd.	208,552
11,130	Fresnillo plc	245,920
604,647	Glencore International plc	1,235,153
9,000	Hitachi Metals, Ltd.	91,072
26,500	JFE Holdings, Inc.	342,967
169,000	Kobe Steel, Ltd.	137,616
2,600	Maruichi Steel Tube, Ltd.	90,687
52,000	Mitsubishi Materials Corp.	123,877
38,100	Newcrest Mining, Ltd.*	654,982
39,148	Nippon Steel Corp.	748,182
63,566	Norsk Hydro ASA	232,460
4,412	Randgold Resources, Ltd.	495,291
60,320	Rio Tinto plc	1,864,160

Continued

8

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
20,537	Rio Tinto, Ltd.	$707,043
258,039	South32, Ltd.*	301,468
24,000	Sumitomo Metal & Mining Co., Ltd.	242,278
18,182	ThyssenKrupp AG	362,871
5,375	Voestalpine AG	179,836

		13,408,553

Multiline Retail (0.3%):
5,900	Don Quijote Co., Ltd.	218,008
32,238	Harvey Norman Holdings, Ltd.	111,739
17,900	Isetan Mitsukoshi Holdings, Ltd.	158,789
12,200	J. Front Retailing Co., Ltd.	126,012
78,602	Marks & Spencer Group plc	334,141
11,000	MARUI GROUP Co., Ltd.	147,629
6,829	Next plc	456,787
1,100	Ryohin Keikaku Co., Ltd.	266,920
15,000	Takashimaya Co., Ltd.	107,108

		1,927,133

Multi-Utilities (1.2%):
31,985	AGL Energy, Ltd.	461,451
266,139	Centrica plc	803,353
114,025	Duet Group(a)	213,351
97,895	E.ON AG	979,268
71,675	Engie Group	1,156,564
183,739	National Grid plc	2,701,484
24,193	RWE AG*	382,254
16,360	Suez Environnement Co.	257,635
21,854	Veolia Environnement SA	474,701

		7,430,061

Oil, Gas & Consumable Fuels (5.1%):
906,785	BP plc	5,294,061
13,129	Caltex Australia, Ltd.	313,586
124,786	ENI SpA	2,014,347
19,089	Galp Energia SGPS SA	265,062
3,800	Idemitsu Kosan Co., Ltd.	81,949
46,500	INPEX Corp.	362,824
100,370	JX Holdings, Inc.	390,079
3,685	Koninklijke Vopak NV	184,549
8,674	Lundin Petroleum AB*	156,878
6,322	Neste Oil OYJ	226,478
68,882	Oil Search, Ltd.	346,295
7,372	OMV AG	206,490
85,942	Origin Energy, Ltd.	375,279
53,960	Repsol SA	684,444
206,496	Royal Dutch Shell plc, A Shares	5,637,022
183,727	Royal Dutch Shell plc, B Shares	5,051,441
81,292	Santos, Ltd.	286,775
10,100	Showa Shell Sekiyu K.K.^	93,860
54,712	Statoil ASA	947,933
16,000	TonenGeneral Sekiyu K.K.	145,310
108,339	Total SA	5,223,559
36,527	Woodside Petroleum, Ltd.	740,215

		29,028,436

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.2%):
18,642	Mondi plc	$347,362
45,000	OYI Paper Co., Ltd.	172,601
26,161	Stora Enso OYJ, Registered Shares	210,766
25,296	UPM-Kymmene OYJ	463,659

		1,194,388

Personal Products (2.1%):
4,934	Beiersdorf AG	466,176
24,800	Kao Corp.	1,431,389
1,700	KOSE Corp.	142,684
12,428	L’Oreal SA	2,376,970
1,100	POLA ORBIS HOLDINGS, Inc.	102,454
18,500	Shiseido Co., Ltd.	477,068
79,915	Unilever NV	3,725,041
62,958	Unilever plc	3,019,364

		11,741,146

Pharmaceuticals (10.0%):
104,200	Astellas Pharma, Inc.	1,630,894
62,037	AstraZeneca plc	3,692,332
40,565	Bayer AG, Registered Shares	4,080,762
11,200	Chugai Pharmaceutical Co., Ltd.	397,990
29,200	Daiichi Sankyo Co., Ltd.	704,684
8,500	Dainippon Sumitomo Pharma Co., Ltd.^	146,756
12,600	Eisai Co., Ltd.	700,171
192	Galenica AG	258,720
238,892	GlaxoSmithKline plc	5,134,840
6,959	Hikma Pharmaceuticals plc	229,441
3,100	Hisamitsu Pharmaceutical Co., Inc.	177,824
13,200	Kyowa Hakko Kogyo Co., Ltd.^	224,220
6,275	Merck KGaA	638,757
11,100	Mitsubishi Tanabe Pharma Corp.	199,125
111,617	Novartis AG, Registered Shares	9,184,859
91,058	Novo Nordisk A/S, B Shares	4,897,598
20,000	Ono Pharmaceutical Co., Ltd.	863,768
4,832	Orion OYJ, Class B	187,679
19,100	Otsuka Holdings Co., Ltd.	880,278
34,463	Roche Holding AG	9,102,082
57,644	Sanofi-Aventis SA	4,844,759
18,100	Santen Pharmaceutical Co., Ltd.	282,310
14,600	Shionogi & Co., Ltd.	794,138
44,009	Shire plc	2,709,560
1,700	Taisho Pharmaceutical Holdings Co., Ltd.	178,176
34,500	Takeda Pharmacuetical Co., Ltd.	1,489,376
727	Taro Pharmaceutical Industries, Ltd.*^	105,851
45,063	Teva Pharmaceutical Industries, Ltd.	2,281,756
6,384	UCB SA	477,294

		56,496,000

Professional Services (0.6%):
8,407	Adecco SA, Registered Shares	423,639
12,825	Bureau Veritas SA	270,739
31,898	Capita Group plc	409,630
46,738	Experian plc	887,606
8,160	Intertek Group plc	380,978
6,088	Randstad Holding NV	245,171
13,700	Recruit Holdings Co., Ltd.	498,301

Continued

9

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
15,690	Seek, Ltd.	$178,982
262	SGS SA, Registered Shares	600,945

		3,895,991

Real Estate Investment Trusts (REITs) (1.9%):
101,882	Ascendas Real Estate Investment Trust	188,259
47,111	British Land Co. plc	390,063
122,300	CapitaCommercial Trust	134,553
116,800	CapitaMall Trust	185,504
49,780	Dexus Property Group	336,090
1,424	Fonciere des Regions SA	126,749
1,971	Gecina SA	269,378
88,968	GPT Group(b)	359,803
39,949	Hammerson plc	291,796
1,889	ICADE	134,305
40	Japan Prime Realty Investment Corp.	171,340
62	Japan Real Estate Investment Corp.	381,650
124	Japan Retail Fund Investment Corp.	315,629
10,828	Klepierre	483,006
39,168	Land Securities Group plc	554,235
43,151	Liberty International plc	168,785
107,500	Link REIT (The)	735,449
89,304	Macquarie Goodman Group	475,919
188,618	Mirvac Group	285,278
69	Nippon Building Fund, Inc.	424,180
76	Nippon Prologis REIT, Inc.	184,599
179	Nomura Real Estate Master Fund, Inc.	282,997
260,541	Scentre Group	958,014
34,550	SERGO plc	193,923
116,807	Stockland Trust Group	411,283
125,800	Suntec REIT	166,360
4,857	Unibail-Rodamco SE	1,272,324
137	United Urban Investment Corp.	246,116
168,049	Vicinity Centres	418,029
98,587	Westfield Corp.	785,267

		11,330,883

Real Estate Management & Development (2.0%):
4,560	AEON Mall Co., Ltd.	59,442
2,139	Azrieli Group	91,066
74,028	BGP Holdings plc*(a)	—
120,200	CapitaLand, Ltd.	276,183
131,244	Cheung Kong Property Holdings, Ltd.	826,163
20,400	City Developments, Ltd.	124,322
3,400	Daito Trust Construction Co., Ltd.	551,206
27,400	Daiwa House Industry Co., Ltd.	799,643
16,515	Deutsche Wohnen AG	560,392
129,100	Global Logistic Properties, Ltd.	174,273
103,000	Hang Lung Properties, Ltd.	209,125
52,627	Henderson Land Development Co., Ltd.	298,223
57,000	Hongkong Land Holdings, Ltd.	348,393
15,400	Hulic Co., Ltd.	161,485
34,000	Hysan Development Co., Ltd.	151,619
7,136	IMMOEAST AG NPV(BR)*(a)(b)	—
31,500	Kerry Properties, Ltd.	77,715
27,566	Lend Lease Group	261,351
62,000	Mitsubishi Estate Co., Ltd.	1,133,777

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
45,000	Mitsui Fudosan Co., Ltd.	$1,027,407
265,623	New World Development Co., Ltd.	269,840
6,700	Nomura Real Estate Holdings, Inc.	116,591
6,100	NTT Urban Development Corp.	64,950
159,600	Sino Land Co., Ltd.	263,262
17,000	Sumitomo Realty & Development Co., Ltd.	458,824
70,000	Sun Hung Kai Properties, Ltd.	843,395
29,000	Swire Pacific, Ltd., Class A	329,651
51,600	Swire Properties, Ltd.	137,329
3,416	Swiss Prime Site AG	309,045
9,000	Tokyo Tatemono Co., Ltd.	107,525
22,800	Tokyu Fudosan Holdings Corp.	141,444
27,496	UOL Group, Ltd.	112,188
23,253	Vonovia SE	848,506
68,300	Wharf Holdings, Ltd. (The)	417,868
43,000	Wheelock & Co., Ltd.	202,542

		11,754,745

Road & Rail (1.4%):
31,158	Asciano, Ltd.	206,257
104,531	Aurizon Holdings, Ltd.	378,551
7,100	Central Japan Railway Co.	1,256,857
103,100	ComfortDelGro Corp., Ltd.	211,360
9,559	DSV A/S	401,967
16,213	East Japan Railway Co.	1,494,134
60,000	Hankyu Hanshin Holdings, Inc.	446,639
23,000	Keihin Electric Express Railway Co., Ltd.	230,411
27,000	Keio Corp.	253,761
13,000	Keisei Electric Railway Co., Ltd.	166,757
89,000	Kintetsu Corp.	379,868
72,500	MTR Corp., Ltd.	367,909
46,000	Nagoya Railroad Co., Ltd.	258,101
39,000	Nippon Express Co., Ltd.	177,793
29,000	Odakyu Electric Railway Co., Ltd.	338,507
51,000	Tobu Railway Co., Ltd.	279,111
50,000	Tokyu Corp.	437,300
8,000	West Japan Railway Co.	505,727

		7,791,010

Semiconductors & Semiconductor Equipment (1.0%):
69,445	ARM Holdings plc	1,051,621
11,000	ASM Pacific Technology, Ltd.	79,080
18,150	ASML Holding NV	1,798,833
56,013	Infineon Technologies AG	804,821
14,250	NXP Semiconductors NV*	1,116,345
4,700	ROHM Co., Ltd.	184,312
31,415	STMicroelectronics NV	185,099
7,600	Tokyo Electron, Ltd.	639,056

		5,859,167

Software (1.2%):
6,356	Check Point Software Technologies, Ltd.*^	506,446
6,151	Dassault Systemes SA	469,624
3,987	Gemalto NV	244,157
17,700	Gungho Online Enetertainment, Inc.^	47,676
4,300	Konami Corp.	162,842
8,498	Mobileye NV*^	392,098

Continued

10

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
8,400	Nexon Co., Ltd.	$123,418
3,149	NICE Systems, Ltd.	197,800
5,500	Nintendo Co., Ltd.	784,882
1,700	Oracle Corp.	90,493
53,126	Sage Group plc	461,916
48,210	SAP AG	3,603,078
5,600	Trend Micro, Inc.	199,477

		7,283,907

Specialty Retail (0.9%):
1,800	ABC-Mart, Inc.	119,812
49,643	Dixons Carphone plc	215,474
2,247	Dufry AG, Registered Shares*	269,770
2,600	Fast Retailing Co., Ltd.	697,157
46,746	Hennes & Mauritz AB, B Shares	1,370,444
1,200	Hikari Tsushin, Inc.	100,306
53,706	Industria de Diseno Textil SA	1,790,708
111,203	Kingfisher plc	479,923
4,000	Nitori Co., Ltd.	479,997
1,000	Shimamura Co., Ltd.	147,637
10,000	USS Co., Ltd.	164,039
34,300	Yamada Denki Co., Ltd.	180,269

		6,015,536

Technology Hardware, Storage & Peripherals (0.6%):
12,000	Brother Industries, Ltd.	128,060
51,700	Canon, Inc.	1,475,455
21,100	Fujifilm Holdings Corp.	815,498
20,200	Konica Minolta Holdings, Inc.	146,510
131,000	NEC Corp.	303,965
35,100	Ricoh Co., Ltd.	303,356
14,300	Seiko Epson Corp.	228,552

		3,401,396

Textiles, Apparel & Luxury Goods (1.8%):
9,123	Adidas AG	1,300,800
8,100	ASICS Corp.	135,986
21,888	Burberry Group plc	342,088
2,738	Christian Dior SA	443,477
25,686	Compagnie Financiere Richemont SA	1,507,333
1,279	Hermes International SA	481,947
3,358	Hugo Boss AG	189,689
3,686	Kering	601,053
308,000	Li & Fung, Ltd.^	149,963
8,178	Luxottica Group SpA	398,420
13,678	LVMH Moet Hennessy Louis Vuitton SA	2,070,793
5,629	Pandora A/S	764,227
1,509	Swatch Group AG (The)^	438,804
2,675	Swatch Group AG (The), Registered Shares	153,486
36,000	Yue Yuen Industrial Holdings, Ltd.	142,681

		9,120,747

Tobacco (2.0%):
91,446	British American Tobacco plc	5,949,356
46,740	Imperial Tobacco Group plc	2,536,814
54,100	Japan Tobacco, Inc.	2,167,593
9,588	Swedish Match AB, Class B	333,326

		10,987,089

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors (1.1%):
8,251	AerCap Holdings NV*	$277,151
25,188	Ashtead Group plc	361,411
7,571	Brenntag AG	365,815
16,565	Bunzl plc	512,271
72,500	ITOCHU Corp.	881,036
78,700	Marubeni Corp.	353,338
73,200	Mitsubishi Corp.	1,280,070
82,700	Mitsui & Co., Ltd.	979,363
272,290	Noble Group, Ltd.*	40,961
14,612	Rexel SA*	184,451
58,400	Sumitomo Corp.	584,558
10,400	Toyota Tsushu Corp.	223,132
12,462	Travis Perkins plc	249,263
12,432	Wolseley plc	644,174

		6,936,994

Transportation Infrastructure (0.6%):
26,965	Abertis Infraestructuras SA	396,249
3,404	Aena SA	448,171
1,387	Aeroports de Paris	153,386
20,192	Atlantia SpA	503,546
48,808	Auckland International Airport, Ltd.	226,806
2,196	Fraport AG^	117,307
24,010	Groupe Eurotunnel SA	255,488
299,000	Hutchison Port Holdings Trust	137,352
2,200	Japan Airport Terminal Co., Ltd.^	79,247
10,000	Kamigumi Co., Ltd.	91,898
5,000	Mitsubishi Logistics Corp.	69,711
50,912	Sydney Airport	264,466
100,866	Transurban Group	904,419

		3,648,046

Water Utilities (0.1%):
11,990	Severn Trent plc	391,606
33,104	United Utilities Group plc	460,880

		852,486

Wireless Telecommunication Services (2.0%):
92,400	KDDI Corp.	2,813,187
3,147	Millicom International Cellular SA, SDR	192,539
70,300	NTT DoCoMo, Inc.	1,891,901
47,100	SoftBank Group Corp.	2,665,067
26,002	StarHub, Ltd.	73,255
17,187	Tele2 AB	150,403
1,302,654	Vodafone Group plc	3,964,809

		11,751,161

Total Common Stocks (Cost $516,548,434)		574,267,324

Preferred Stocks (0.5%):
Automobiles (0.3%):
2,704	Bayerische Motoren Werke AG (BMW), 5.57%	171,384
7,516	Porsche Automobil Holding SE, 2.37%	346,222
9,104	Volkswagen AG, 3.62%	1,093,996

		1,611,602

Household Products (0.2%):
8,613	Henkel AG & Co. KGaA, 1.37%	1,047,190

Total Preferred Stocks (Cost $2,451,342)		2,658,792

Continued

11

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares or Principal Amount		Fair Value
Rights (0.0%):
Aerospace & Defense (0.0%):
6,400,508	Rolls-Royce Holdings plc, Expires on 7/01/16*	$8,519

Construction & Engineering (0.0%):
9,830	ACS, Actividades de Construccion y Servicios SA, Expires on 7/12/16*	6,904

Oil, Gas & Consumable Fuels (0.0%):
53,960	Repsol SA, Expires on 7/05/16*	17,543

Trading Companies & Distributors (0.0%):
272,290	Noble Group, Ltd., Expires on 7/21/16*	18,196

Total Rights (Cost $54,138)		51,162

Securities Held as Collateral for Securities on Loan (1.8%):
$10,269,762	AZL International Index Fund Securities Lending Collateral Account(c)	10,269,762

Total Securities Held as Collateral for Securities on Loan (Cost $10,269,762)		10,269,762

Unaffiliated Investment Company (0.0%):
266,495	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(d)	266,495

Total Unaffiliated Investment Company (Cost $266,495)		266,495

Total Investment Securities (Cost $529,590,171)(e) — 100.7%		587,513,535
Net other assets (liabilities) — (0.7)%		(3,993,263)

Net Assets — 100.0%		$583,520,272

Percentages indicated are based on net assets as of June 30, 2016.

Amounts shown as “—” are either $0 or rounds to less than $1.

ADR—American Depositary Receipt

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $9,936,693.

+	Affiliated Securities

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 0.06% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(d)	The rate represents the effective yield at June 30, 2016.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

12

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Australia	7.1%
Austria	0.2%
Belgium	1.5%
Bermuda	0.2%
China	—	%NM
Denmark	1.9%
Finland	1.0%
France	9.0%
Germany	8.5%
Hong Kong	3.1%
Ireland	0.7%
Ireland (Republic of)	0.2%
Israel	0.8%
Italy	1.8%

Country	Percentage
Japan	22.9%
Luxembourg	0.3%
Netherlands	3.5%
New Zealand	0.2%
Norway	0.6%
Portugal	0.1%
Singapore	1.3%
Spain	2.9%
Sweden	2.7%
Switzerland	9.4%
United Arab Emirates	—	%NM
United Kingdom	18.4%
United States	1.7%

	100.0%

NM Not meaningful, amount is less than 0.05%.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index September Futures (Australian Dollar)	Long	9/16/16	9	$868,327	$6,853
FTSE 100 Index September Futures (British Pounds)	Long	9/19/16	20	1,709,680	133,482
SGX Nikkei 225 Index September Futures (Japanese Yen)	Long	9/9/16	19	1,430,751	(35,072)
DJ EURO STOXX 50 September Futures (Euro)	Long	9/19/16	68	2,154,167	28,167

Total					$133,430

See accompanying notes to the financial statements.

13

AZL International Index Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$526,931,743
Investments in affiliates, at cost	2,658,428

Total Investment securities, at cost	$529,590,171

Investments in non-affiliates, at value	$594,319,331
Investments in affiliates, at value	3,194,204

Total Investment securities, at value*	587,513,535
Cash	5,648
Segregated cash for collateral	449,421
Interest and dividends receivable	1,465,175
Foreign currency, at value (cost $3,856,085)	3,850,634
Unrealized appreciation on futures contracts	25,994
Receivable for capital shares issued	409,333
Receivable for investments sold	72,217
Receivable for variation margin on futures contracts	112,571
Reclaims receivable	1,183,091
Prepaid expenses	2,898

Total Assets	595,090,517

Liabilities:
Payable for investments purchased	93,445
Payable for capital shares redeemed	646,428
Payable for collateral received on loaned securities	10,269,762
Payable for variation margin on futures contracts	1,840
Manager fees payable	166,994
Administration fees payable	17,135
Distribution fees payable	119,282
Custodian fees payable	41,023
Administrative and compliance services fees payable	537
Trustee fees payable	5,153
Other accrued liabilities	208,646

Total Liabilities	11,570,245

Net Assets	$583,520,272

Net Assets Consist of:
Capital	$565,661,640
Accumulated net investment income/(loss)	23,890,458
Accumulated net realized gains/(losses) from investment transactions	(64,012,612)
Net unrealized appreciation/(depreciation) on investments	57,980,786

Net Assets	$583,520,272

Shares of beneficial interest (unlimited number of shares authorized, no par value)	41,910,831
Net Asset Value (offering and redemption price per share)	$13.92

*	Includes securities on loan of $9,936,693.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$13,996,289
Dividends from affiliates	185,013
Income from securities lending	214,340
Foreign withholding tax	(1,642,083)

Total Investment Income	12,753,559

Expenses:
Manager fees	989,622
Administration fees	153,119
Distribution fees	706,876
Custodian fees	90,260
Administrative and compliance services fees	5,813
Trustee fees	20,744
Professional fees	22,891
Shareholder reports	10,521
Recoupment of prior expenses reimbursed by the manager	37,705
Other expenses	140,003

Total expenses	2,177,554

Net Investment Income/(Loss)	10,576,005

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(3,237,507)
Net realized gains/(losses) on futures contracts	113,657
Change in net unrealized appreciation/depreciation on investments	(26,426,646)

Net Realized/Unrealized Gains/(Losses) on Investments	(29,550,496)

Change in Net Assets Resulting From Operations	$(18,974,491)

See accompanying notes to the financial statements.

14

Statements of Changes in Net Assets

	AZL International Index Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$10,576,005	$14,714,904
Net realized gains/(losses) on investment transactions	(3,123,850)	24,583,783
Change in unrealized appreciation/depreciation on investments	(26,426,646)	(12,593,414)

Change in net assets resulting from operations	(18,974,491)	26,705,273

Distributions to Shareholders:
From net investment income	—	(23,639,714)

Change in net assets resulting from distributions to shareholders	—	(23,639,714)

Capital Transactions:
Proceeds from shares issued	41,932,275	105,467,563
Proceeds from dividends reinvested	—	23,639,714
Value of shares redeemed	(15,767,120)	(419,145,072)

Change in net assets resulting from capital transactions	26,165,155	(290,037,795)

Change in net assets	7,190,664	(286,972,236)
Net Assets:
Beginning of period	576,329,608	863,301,844

End of period	$583,520,272	$576,329,608

Accumulated net investment income/(loss)	$23,890,458	$13,314,453

Share Transactions:
Shares issued	3,078,012	6,787,158
Dividends reinvested	—	1,634,835
Shares redeemed	(1,126,259)	(24,955,414)

Change in shares	1,951,753	(16,533,421)

See accompanying notes to the financial statements.

15

AZL International Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$14.42		$15.28	$16.57	$13.93	$12.03	$13.99

Investment Activities:
Net Investment Income/(Loss)	0.24		0.58	0.42	0.29	0.26	0.28
Net Realized and Unrealized Gains/(Losses) on Investments	(0.74)		(0.79)	(1.43)	2.65	1.89	(2.07)

Total from Investment Activities	(0.50)		(0.21)	(0.99)	2.94	2.15	(1.79)

Dividends to Shareholders From:
Net Investment Income	—		(0.65)	(0.30)	(0.30)	(0.25)	(0.17)

Total Dividends	—		(0.65)	(0.30)	(0.30)	(0.25)	(0.17)

Net Asset Value, End of Period	$13.92		$14.42	$15.28	$16.57	$13.93	$12.03

Total Return(a)	(3.47	)%(b)	(1.39)%	(6.18)%	21.36%	18.04%	(12.78)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$583,520		$576,330	$863,302	$808,196	$567,238	$380,763
Net Investment Income/(Loss)(c)	3.74%		2.16%	2.88%	2.23%	2.66%	2.70%
Expenses Before Reductions(c)(d)	0.77%		0.75%	0.75%	0.76%	0.80%	0.83%
Expenses Net of Reductions(c)	0.77%		0.74%	0.75%	0.76%	0.77%	0.74%
Portfolio Turnover Rate	2	%(b)	13%	3%	2%	3%	12%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

16

AZL International Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

17

AZL International Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $21 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $18,901 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2016, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $6.2 million as of June 30, 2016. The monthly average notional amount for these contracts was $7.2 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$168,502	Payable for variation margin on futures contracts	$35,072

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$113,657	$(85,157)

18

AZL International Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL International Index Fund	0.35%	0.77%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
Allianz SE, Registered Shares	$3,785,479	$161,592	$—	$3,194,204	$185,013

	$3,785,479	$161,592	$—	$3,194,204	$185,013

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $3,303 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

19

AZL International Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1— quoted prices in active markets for identical assets
●	Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Airlines	$94,922	$1,181,300	$—		$1,276,222
Hotels, Restaurants & Leisure	115,975	7,557,588	—		7,673,563
Pharmaceuticals	105,851	56,390,149	—		56,496,000
Real Estate Management & Development	—	11,754,745	—	^	11,754,745
Semiconductors & Semiconductor Equipment	1,116,345	4,742,822	—		5,859,167
Software	898,544	6,385,363	—		7,283,907
Trading Companies & Distributors	277,151	6,659,843	—		6,936,994
Other Common Stocks+	—	476,986,726	—		476,986,726
Preferred Stocks+	—	2,658,792	—		2,658,792
Rights	42,643	8,519	—		51,162
Securities Held as Collateral for Securities on Loan	—	10,269,762	—		10,269,762
Unaffiliated Investment Company	266,495	—	—		266,495

Total Investment Securities	2,917,926	584,595,609	—		587,513,535

Other Financial Instruments:*
Futures Contracts	133,430	—	—		133,430

Total Investments	$3,051,356	$584,595,609	$—	^	$587,646,965

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^	Represents interest in securities that were determined to have a value of zero at June 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

20

AZL International Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL International Index Fund	$49,759,564	$11,958,190

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $536,441,120. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$108,656,248
Unrealized depreciation	(57,583,833)

Net unrealized appreciation/(depreciation)	$51,072,415

As of the end of its tax year ended December 31, 2015, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

Capital loss carryforwards subject to expiration:

Expires 12/31/2016
AZL International Index Fund	$55,890,176

During the year ended December 31, 2015, the Fund utilized $43,097,390 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL International Index Fund	$23,639,714	$—	$23,639,714

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

21

AZL International Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL International Index Fund	$15,348,263	$—	$(55,890,176)	$77,375,036	$36,833,123

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, the Fund will acquire the assets and liabilities of the AZL Invesco International Equity Fund and AZL JPMorgan International Opportunities Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

22

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Invesco Equity and Income Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 12

Statement of Operations Page 12

Statements of Changes in Net Assets Page 13

Financial Highlights Page 14

Notes to the Financial Statements Page 15

Other Information Page 21

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Invesco Equity and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Invesco Equity and Income Fund	$1,000.00	$1,017.30	$4.77	0.96%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Invesco Equity and Income Fund	$1,000.00	$1,020.15	$4.77	0.96%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	63.9%
Securities Held as Collateral for Securities on Loan	15.4
U.S. Treasury Obligations	11.2
Corporate Bonds	10.4
Convertible Bonds	7.1
Money Markets	4.0
Yankee Dollars	2.3
Convertible Preferred Stocks	0.6
U.S. Government Agency Mortgages	0.1

Total Investment Securities	115.0
Net other assets (liabilities)	(15.0)

Net Assets	100.0%

1

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (63.9%):
Aerospace & Defense (0.9%):
76,613	General Dynamics Corp.	$10,667,594

Automobiles (0.5%):
218,348	General Motors Co.	6,179,248

Banks (12.1%):
1,627,621	Bank of America Corp.	21,598,531
188,659	BB&T Corp.	6,718,147
792,918	Citigroup, Inc.	33,611,794
646,592	Citizens Financial Group, Inc.	12,918,908
183,070	Comerica, Inc.	7,529,669
563,824	Fifth Third Bancorp	9,917,664
470,227	First Horizon National Corp.	6,479,728
599,477	JPMorgan Chase & Co.	37,251,501
167,182	PNC Financial Services Group, Inc.	13,606,943

		149,632,885

Biotechnology (0.7%):
53,779	Amgen, Inc.	8,182,475

Capital Markets (4.1%):
289,938	Charles Schwab Corp. (The)	7,338,331
53,267	Goldman Sachs Group, Inc. (The)	7,914,411
663,097	Morgan Stanley^	17,227,260
125,724	Northern Trust Corp.	8,330,472
181,849	State Street Corp.^	9,805,298

		50,615,772

Chemicals (0.7%):
17,666	Agrium, Inc.^	1,597,360
283,997	Mosaic Co. (The)^	7,435,041

		9,032,401

Commercial Services & Supplies (0.8%):
235,383	Tyco International plc	10,027,316

Communications Equipment (1.9%):
490,116	Cisco Systems, Inc.	14,061,428
403,620	Juniper Networks, Inc.	9,077,414

		23,138,842

Diversified Financial Services (0.9%):
60,887	CME Group, Inc.	5,930,394
228,066	Voya Financial, Inc.	5,646,914

		11,577,308

Diversified Telecommunication Services (1.1%):
136,721	France Telecom SA^	2,232,891
611,615	Koninklijke (Royal) KPN NV	2,218,105
144,324	Verizon Communications, Inc.	8,059,052

		12,510,048

Electric Utilities (1.1%):
150,210	FirstEnergy Corp.^	5,243,831
122,043	PG&E Corp.	7,800,989

		13,044,820

Energy Equipment & Services (1.2%):
215,508	Baker Hughes, Inc.	9,725,876
823,332	Weatherford International plc*^	4,569,493

		14,295,369

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (1.6%):
117,794	Sysco Corp.	$5,976,868
157,537	Walgreens Boots Alliance, Inc.	13,118,106

		19,094,974

Food Products (1.4%):
144,920	Archer-Daniels-Midland Co.	6,215,619
245,119	Mondelez International, Inc., Class A	11,155,365

		17,370,984

Health Care Equipment & Supplies (1.8%):
214,973	Baxter International, Inc.	9,721,079
147,985	Medtronic plc^	12,840,659

		22,561,738

Health Care Providers & Services (1.6%):
48,365	Anthem, Inc.	6,352,259
84,212	Express Scripts Holding Co.*^	6,383,270
48,936	UnitedHealth Group, Inc.	6,909,763

		19,645,292

Hotels, Restaurants & Leisure (1.2%):
343,304	Carnival Corp., Class A	15,174,037

Industrial Conglomerates (1.6%):
640,172	General Electric Co.^	20,152,615

Insurance (2.1%):
93,903	Aon plc	10,257,026
115,345	Marsh & McLennan Cos., Inc.	7,896,519
62,952	Willis Towers Watson plc	7,825,563

		25,979,108

Internet Software & Services (0.6%):
338,354	eBay, Inc.*	7,920,867

IT Services (0.6%):
212,385	PayPal Holdings, Inc.*	7,754,176

Machinery (1.4%):
112,586	Caterpillar, Inc.^	8,535,145
130,907	Ingersoll-Rand plc	8,336,158

		16,871,303

Media (2.9%):
47,471	CBS Corp., Class B	2,584,321
28,982	Charter Communications, Inc., Class A*	6,626,511
204,977	Comcast Corp., Class A	13,362,450
140,843	Thomson Reuters Corp.	5,698,919
94,605	Time Warner, Inc.	6,957,252

		35,229,453

Multiline Retail (0.9%):
159,484	Target Corp.^	11,135,173

Oil, Gas & Consumable Fuels (7.2%):
320,154	Apache Corp.	17,822,973
404,209	Canadian Natural Resources, Ltd.^	12,472,341
411,893	Devon Energy Corp.	14,931,121
91,368	Exxon Mobil Corp.^	8,564,836
118,703	Occidental Petroleum Corp.	8,969,199
631,974	Royal Dutch Shell plc, A Shares	17,251,914
200,818	Total SA	9,682,427

		89,694,811

Continued

2

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Pharmaceuticals (4.7%):
116,225	Eli Lilly & Co.	9,152,719
300,218	Merck & Co., Inc.	17,295,559
95,967	Novartis AG, Registered Shares	7,897,034
420,140	Pfizer, Inc.	14,793,129
98,727	Sanofi-Aventis SA	8,297,628

		57,436,069

Road & Rail (0.7%):
331,017	CSX Corp.	8,632,923

Semiconductors & Semiconductor Equipment (2.8%):
483,134	Applied Materials, Inc.	11,580,722
325,458	Intel Corp.	10,675,022
225,972	QUALCOMM, Inc.	12,105,320

		34,361,064

Software (2.9%):
102,232	Citrix Systems, Inc.*	8,187,761
224,145	Microsoft Corp.	11,469,500
397,662	Oracle Corp.	16,276,305

		35,933,566

Specialty Retail (0.4%):
1,096,024	Kingfisher plc	4,730,147

Tobacco (0.9%):
108,571	Philip Morris International, Inc.	11,043,842

Wireless Telecommunication Services (0.6%):
243,989	Vodafone Group plc, ADR^	7,536,820

Total Common Stocks (Cost $673,266,489)		787,163,040

Convertible Preferred Stocks (0.6%):
Banks (0.2%):
13,608	KeyCorp, Series A, 5.78%^	1,797,957
10,000	Wells Fargo & Co., 5.30%^	275,900

		2,073,857

Capital Markets (0.3%):
60,000	AMG Capital Trust II, 4.58%	3,277,500
5,063	State Street Corp., Series D, 5.23%^	142,726

		3,420,226

Oil, Gas & Consumable Fuels (0.1%):
27,346	El Paso Energy Capital Trust I, 4.61%^	1,408,319

Total Convertible Preferred Stocks (Cost $6,365,172)		6,902,402

Convertible Bonds (7.1%):
Biotechnology (0.3%):
$2,822,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	3,262,938

Capital Markets (0.8%):
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17(a)	1,671,276
4,530,000	Goldman Sachs Group, Inc. (The), 1.00%, 9/28/20(a)	5,114,460
2,932,000	Jefferies Group, 3.88%, 11/1/29, Callable 11/1/17 @ 100	2,968,650

		9,754,386

Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Communications Equipment (0.5%):
$1,340,000	Ciena Corp., 4.00%, 12/15/20(a)	$1,675,000
4,025,000	JDS Uniphase Corp., 0.63%, 8/15/33, Callable 8/20/18 @ 200^	3,921,859

		5,596,859

Energy Equipment & Services (0.4%):
2,258,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32, Callable 3/20/18 @ 100	1,989,863
2,652,000	Weatherford International plc, 5.88%, 7/1/21^	2,882,393

		4,872,256

Health Care Equipment & Supplies (0.4%):
1,817,000	NuVasive, Inc., 2.25%, 3/15/21(a)	2,150,874
2,003,000	Wright Medical Group NV, 2.00%, 2/15/20^	1,830,241
879,000	Wright Medical Group NV, 2.25%, 11/15/21(a)	904,271

		4,885,386

Health Care Providers & Services (0.5%):
2,281,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	2,228,252
2,875,000	HealthSouth Corp., 2.00%, 12/1/43, Callable 1/12/18 @ 100	3,354,766

		5,583,018

Insurance (0.2%):
1,761,000	Old Republic International Corp., 3.75%, 3/15/18	2,249,678

Internet & Catalog Retail (0.1%):
844,006	Liberty Interactive LLC, 0.75%, 3/30/43, Callable 5/4/23 @ 200	941,233

Media (0.6%):
5,810,000	Liberty Media Corp., 1.38%, 10/15/23^(a)	5,770,056
1,073,000	Live National Entertainment, Inc., 2.50%, 5/15/19	1,075,683

		6,845,739

Oil, Gas & Consumable Fuels (0.1%):
3,514,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	1,317,750

Pharmaceuticals (0.1%):
1,327,000	Jazz Pharmaceuticals plc, 1.88%, 8/15/21^	1,420,719
505,000	Medicines Co. (The), 2.75%, 7/15/23(a)	484,169

		1,904,888

Semiconductors & Semiconductor Equipment (1.3%):
2,824,000	Lam Research Corp., 1.25%, 5/15/18^	4,105,389
1,760,000	Microchip Technology, Inc., 1.63%, 2/15/25	1,948,101
3,035,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43, Callable 11/20/18 @ 166.08^	2,317,982
2,526,000	NVIDIA Corp., 1.00%, 12/1/18(a)	5,885,579
3,511,000	ON Semiconductor Corp., 1.00%, 12/1/20^(a)	3,137,956

		17,395,007

Continued

3

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Software (0.8%):
$5,444,000	Citrix Systems, Inc., 0.50%, 4/15/19^	$6,056,449
1,054,000	FireEye, Inc., 1.00%, 6/1/35, Callable 6/1/20 @ 100^	955,846
1,054,000	FireEye, Inc., 1.63%, 6/1/35, Callable 6/1/22 @ 100(a)	929,496
2,055,000	NetSuite, Inc., 0.25%, 6/1/18^	2,012,616
1,149,000	Nuance Communications, Inc., 1.00%, 12/15/35, Callable 12/20/22 @ 100(a)	1,009,684

		10,964,091

Technology Hardware, Storage & Peripherals (0.3%):
2,984,000	SanDisk Corp., 0.50%, 10/15/20^	3,222,777

Thrifts & Mortgage Finance (0.7%):
3,438,000	MGIC Investment Corp., 5.00%, 5/1/17	3,549,734
1,557,000	MGIC Investment Corp., 2.00%, 4/1/20	1,728,270
1,295,000	Radian Group, Inc., 3.00%, 11/15/17	1,413,169
1,141,000	Radian Group, Inc., 2.25%, 3/1/19	1,302,880

		7,994,053

Total Convertible Bonds (Cost $84,857,314)		86,790,059

Corporate Bonds (10.4%):
Aerospace & Defense (0.3%):
745,000	Aviation Capital Group Corp., 2.88%, 9/17/18, Callable 8/17/18 @ 100(a)	737,550
735,000	Aviation Capital Group Corp., 4.88%, 10/1/25, Callable 1/7/25 @ 100(a)	721,395
293,000	BAE Systems plc, 2.85%, 12/15/20, Callable 11/15/20 @ 100(a)	299,393
1,000,000	Lockheed Martin Corp., 2.13%, 9/15/16	1,002,729
185,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	192,592
600,000	Precision Castparts Corp., 1.25%, 1/15/18	602,707
200,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	206,853

		3,763,219

Air Freight & Logistics (0.1%):
360,000	FedEx Corp., 4.90%, 1/15/34	408,617
745,000	FedEx Corp., 5.10%, 1/15/44	868,069

		1,276,686

Airlines (0.1%):
374,491	American Airlines 14-1, Series A, 3.70%, 10/1/26	389,283
227,830	Continental Airlines 2009-1, Series 09-1, 9.00%, 7/8/16	227,830
77,172	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	82,169
255,703	Continental Airlines 2012-A, Series A, 4.15%, 4/11/24	270,406
47,438	Delta Air Lines, Inc., 6.20%, 7/2/18	50,699
475,743	United Airlines 2014-2, Series A, 3.75%, 3/3/28	503,097

		1,523,484

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Automobiles (0.0%):
$387,000	General Motors Co., 6.60%, 4/1/36, Callable 10/1/35 @ 100	$443,776

Banks (1.0%):
295,000	Bank of America Corp., 5.75%, 12/1/17	312,240
175,000	Bank of America Corp., 5.65%, 5/1/18, MTN	187,538
600,000	Bank of America Corp., Series G, 3.50%, 4/19/26	620,033
595,000	Citigroup, Inc., 6.68%, 9/13/43	763,882
220,000	Citigroup, Inc., 5.30%, 5/6/44	237,545
380,000	Citigroup, Inc., 4.75%, 5/18/46	381,332
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	73,067
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	239,262
405,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100^	416,270
345,000	JPMorgan Chase & Co., 4.25%, 10/1/27	365,021
570,000	JPMorgan Chase & Co., Series V, 5.00%, 12/29/49, Callable 1/7/19 @ 100	545,063
680,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 1/5/20 @ 100(b)	677,450
1,570,000	PNC Bank NA, Series BKNT, 1.30%, 10/3/16, Callable 9/3/16 @ 100	1,571,624
955,000	SunTrust Bank, 3.30%, 5/15/26, Callable 4/15/26 @ 100^	962,773
290,000	US BanCorp, 3.10%, 4/27/26, Callable 3/27/26 @ 100^	301,642
110,000	Wells Fargo & Co., 1.50%, 1/16/18	110,616
650,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN^	692,731
405,000	Wells Fargo & Co., 4.10%, 6/3/26	433,192
1,200,000	Wells Fargo & Co., 4.65%, 11/4/44	1,265,591
1,040,000	Wells Fargo & Co., 3.90%, 5/1/45	1,091,606

		11,248,478

Beverages (0.4%):
612,000	Anheuser-Busch InBev, 3.30%, 2/1/23, Callable 12/1/22 @ 100	644,846
667,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	691,689
1,035,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,163,058
1,158,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 1/8/45 @ 100	1,356,993
500,000	Coca-Cola Co. (The), 1.80%, 9/1/16	500,919
325,000	Molson Coors Brewing Co., 1.45%, 7/15/19	325,823
376,000	Molson Coors Brewing Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	377,608

		5,060,936

Biotechnology (0.5%):
2,225,000	Abbvie, Inc., 1.75%, 11/6/17	2,238,141
701,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	732,659
335,000	Celgene Corp., 4.00%, 8/15/23	356,928
1,220,000	Celgene Corp., 4.63%, 5/15/44, Callable 11/15/43 @ 100	1,268,928

Continued

4

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology, continued
$166,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100	$182,822
350,000	Gilead Sciences, Inc., 3.05%, 12/1/16	352,978
483,000	Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 1/9/21 @ 100	545,356

		5,677,812

Capital Markets (0.6%):
880,000	Apollo Management Holdings LP, 4.00%, 5/30/24(a)	904,627
814,000	Apollo Management Holdings LP, 4.40%, 5/27/26, Callable 2/27/26 @ 100(a)	847,701
730,000	Crown Castle Towers LLC, 6.11%, 1/15/20, Callable 7/15/19 @ 100(a)	812,023
527,000	Crown Castle Towers LLC, 4.88%, 8/15/20, Callable 2/15/20 @ 100(a)	574,500
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	197,484
552,000	Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25^	570,596
298,000	KKR Group Finance Co. III LLC, 5.13%, 6/1/44, Callable 1/12/43 @ 100(a)	301,134
1,112,000	Lazard Group LLC, 3.75%, 2/13/25	1,105,419
915,000	Massmutual Global Funding, 2.00%, 4/15/21(a)	926,777
665,000	Morgan Stanley, Series G, 4.00%, 7/23/25	712,075
365,000	Morgan Stanley, 6.38%, 7/24/42	494,291
415,000	UBS Group AG, 4.13%, 4/15/26^(a)	431,301

		7,877,928

Chemicals (0.1%):
749,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100^	770,322
275,000	Monsanto Co., 2.13%, 7/15/19	277,983

		1,048,305

Commercial Services & Supplies (0.1%):
550,000	Cintas Corp. NO.2, 6.13%, 12/1/17	588,797
430,000	Pitney Bowes, Inc., 4.63%, 3/15/24, Callable 12/15/23 @ 100^	453,735
457,000	Waste Management, Inc., 3.90%, 3/1/35, Callable 1/9/34 @ 100	478,881

		1,521,413

Construction & Engineering (0.0%):
215,000	Valmont Industries, Inc., 5.00%, 10/1/44, Callable 1/4/44 @ 100	199,853
400,000	Valmont Industries, Inc., 5.25%, 10/1/54, Callable 1/4/54 @ 100	357,565

		557,418

Consumer Finance (0.3%):
318,000	American Express Co., 3.63%, 12/5/24, Callable 4/11/24 @ 100	326,144
1,765,000	Caterpillar Financial Se, 1.75%, 3/24/17	1,776,090

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$271,000	Ford Motor Credit Co. LLC, 3.10%, 5/4/23	$274,785
674,000	Ford Motor Credit Co. LLC, 4.13%, 8/4/25	722,630
490,000	General Motors Financial Co., 5.25%, 3/1/26, Callable 1/12/25 @ 100	532,672

		3,632,321

Containers & Packaging (0.1%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	148,161
831,000	Packaging Corp. of America, 4.50%, 11/1/23, Callable 1/8/23 @ 100	902,625

		1,050,786

Diversified Financial Services (0.4%):
695,000	BMW US Capital LLC, 2.00%, 4/11/21, Callable 3/11/21 @ 100(a)	704,013
655,000	Boeing Capital Corp., 2.13%, 8/15/16, Callable 8/8/16 @ 100	655,739
785,000	Moody’s Corp., 4.50%, 9/1/22, Callable 1/6/22 @ 100	872,732
500,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	567,095
1,675,000	National Rural Utilities Cooperative Finance Corp., 0.95%, 4/24/17	1,675,182

		4,474,761

Diversified Telecommunication Services (0.6%):
325,000	AT&T, Inc., 3.80%, 3/15/22	345,255
510,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	522,278
283,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100	289,483
454,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	464,439
28,000	AT&T, Inc., 5.35%, 9/1/40	30,629
2,185,000	AT&T, Inc., 5.15%, 3/15/42^	2,357,531
950,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	975,280
25,000	SBC Communications, Inc., 6.15%, 9/15/34	29,234
405,000	Verizon Communications, Inc., 5.15%, 9/15/23	471,674
305,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 1/5/34 @ 100	314,500
1,351,000	Verizon Communications, Inc., 4.52%, 9/15/48	1,406,796
498,000	Verizon Communications, Inc., 5.01%, 8/21/54	526,661

		7,733,760

Electric Utilities (0.1%):
1,670,000	Commonwealth Edision Co., 5.95%, 8/15/16	1,679,414
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	145,131

		1,824,545

Electronic Equipment, Instruments & Components (0.1%):
685,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100^	711,492

Continued

5

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing (0.4%):
$335,000	CVS Caremark Corp., 3.38%, 8/12/24, Callable 12/5/24 @ 100	$356,044
592,330	CVS Pass-Through Trust, 6.04%, 12/10/28	672,158
285,000	Walgreens Boots Alliance, Inc., 3.10%, 6/1/23, Callable 1/4/23 @ 100	290,277
418,000	Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, Callable 5/18/34 @ 100	438,711
2,505,000	Wal-Mart Stores, Inc., 5.52%, 6/1/18, Callable 0 @ –^(b)	2,614,192

		4,371,382

Food Products (0.2%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	106,844
795,000	General Mills, Inc., 2.20%, 10/21/19	814,068
1,054,000	HJ Heinz Co., 1.60%, 6/30/17(a)	1,057,541
760,000	Kraft Foods Group, Inc., 2.25%, 6/5/17	766,969
62,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25, Callable 8/15/25 @ 100	67,627
193,000	Tyson Foods, Inc., 4.88%, 8/15/34, Callable 2/15/34 @ 100	215,314

		3,028,363

Health Care Equipment & Supplies (0.3%):
355,000	Becton, Dickinson & Co., 1.75%, 11/8/16	355,815
297,000	Becton, Dickinson & Co., 2.68%, 12/15/19	305,474
465,000	Becton, Dickinson & Co., 3.88%, 5/15/24, Callable 2/15/24 @ 100	506,075
370,000	Becton, Dickinson & Co., 4.88%, 5/15/44, Callable 11/15/43 @ 100	426,421
525,000	Edwards Lifesciences Corp., 2.88%, 10/15/18^	537,772
1,017,000	Medtronic, Inc., 3.15%, 3/15/22	1,085,311
338,000	Medtronic, Inc., 4.38%, 3/15/35	382,325
465,000	Medtronic, Inc., 4.63%, 3/15/44, Callable 9/15/43 @ 100	543,092

		4,142,285

Health Care Providers & Services (0.2%):
220,000	Aetna, Inc., 3.95%, 9/1/20	236,126
349,000	Aetna, Inc., 4.38%, 6/15/46, Callable 12/15/45 @ 100	362,436
480,000	Express Scripts Holding Co., 2.25%, 6/15/19^	487,803
585,000	Laboratory Corp. of America, 3.20%, 2/1/22	605,112
256,000	Laboratory Corp. of America, 4.70%, 2/1/45, Callable 1/8/44 @ 100	273,241
950,000	McKesson Corp., 2.28%, 3/15/19	971,321

		2,936,039

Hotels, Restaurants & Leisure (0.0%):
305,000	Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 1/2/17 @ 100	307,554

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Household Durables (0.1%):
$635,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	$487,363
216,000	Newell Rubbermaid, Inc., 5.50%, 4/1/46, Callable 1/10/45 @ 100	256,981
695,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 1/3/21 @ 100^	747,563

		1,491,907

Independent Power and Renewable Electricity Producers (0.0%):
520,000	Oglethorpe Power Corp., 4.55%, 6/1/44	550,165

Insurance (0.7%):
1,000,000	American Financial Group, Inc., 9.88%, 6/15/19	1,212,299
345,000	American International Group, Inc., 2.30%, 7/16/19, Callable 6/16/19 @ 100	351,049
695,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100	642,577
625,000	Athene Global Funding, 2.88%, 10/23/18(a)	620,163
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	223,960
115,000	CNA Financial Corp., 5.88%, 8/15/20	129,621
870,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100(a)(b)	839,550
895,000	Liberty Mutual Group, Inc., 4.85%, 8/1/44(a)	916,234
210,000	Markel Corp., 5.00%, 3/30/43	223,949
860,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44(a)	940,803
35,000	Prudential Financial, Inc., 6.63%, 12/1/37, MTN	45,125
280,000	Prudential Financial, Inc., 5.10%, 8/15/43, MTN	308,572
560,000	Reinsurance Group of America, Inc., 4.70%, 9/15/23	608,959
485,000	Reliance Stand Life Global Funding, 3.05%, 1/20/21(a)	498,972
440,000	Travelers Cos., Inc. (The), 4.60%, 8/1/43	525,920

		8,087,753

Internet & Catalog Retail (0.1%):
795,000	QVC, Inc., 5.45%, 8/15/34, Callable 2/15/34 @ 100	736,114

IT Services (0.1%):
315,000	Computer Sciences Corp., 4.45%, 9/15/22^	335,811
685,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	774,712

		1,110,523

Machinery (0.1%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 8/3/22 @ 100	672,686

Media (0.4%):
1,050,000	Charter Comm OPT LLC, 4.46%, 7/23/22, Callable 5/23/22 @ 100(a)	1,128,473
135,000	Comcast Corp., 5.70%, 5/15/18	146,664
415,000	Comcast Corp., 4.25%, 1/15/33	457,896

Continued

6

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$245,000	Comcast Corp., 6.45%, 3/15/37	$337,114
1,520,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	1,836,804
240,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	213,191
200,000	Interpublic Group of Cos., Inc., 2.25%, 11/15/17	201,291
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	73,675
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	100,914

		4,496,022

Multiline Retail (0.2%):
330,000	Dollar General Corp., 3.25%, 4/15/23, Callable 1/15/23 @ 100	342,596
1,400,000	Target Corp., 5.88%, 7/15/16	1,401,783
232,000	Target Corp., 2.90%, 1/15/22	246,347

		1,990,726

Oil Gas & Consumable Fuels (0.1%):
282,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	299,093
432,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	521,642

		820,735

Oil, Gas & Consumable Fuels (0.7%):
1,390,000	Chevron Corp., 1.37%, 3/2/18	1,397,635
335,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100	338,913
808,000	ConocoPhillips Co., 2.88%, 11/15/21, Callable 9/15/21 @ 100^	822,176
867,000	ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100	875,864
405,000	Devon Energy Corp., 2.25%, 12/15/18, Callable 11/15/18 @ 100^	402,144
385,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	361,511
347,000	Energy Transfer Partners LP, 4.90%, 3/15/35, Callable 9/15/34 @ 100	306,564
55,000	Enterprise Products Operating LLC, 5.25%, 1/31/20	61,125
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	83,988
350,000	Enterprise Products Partners LP, 2.55%, 10/15/19, Callable 9/15/19 @ 100	359,659
389,000	Kinder Morgan (Delaware), Inc., 5.30%, 12/1/34, Callable 1/6/34 @ 100	380,209
640,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	650,708
360,000	Occidental Petroleum Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100^	379,689
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 1/3/22 @ 100	171,619
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	51,526

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$522,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100^	$519,629
470,000	Sunoco Logistics Partners LP, 5.50%, 2/15/20	506,393
710,000	Sunoco Logistics Partners LP, 5.30%, 4/1/44, Callable 1/10/43 @ 100	698,561
45,000	Texas East Transmission, 7.00%, 7/15/32	56,092
830,000	Western Gas Partners LP, 5.45%, 4/1/44, Callable 1/10/43 @ 100	778,395

		9,202,400

Pharmaceuticals (0.1%):
551,000	Bayer US Finance LLC, 3.00%, 10/8/21(a)	575,386
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	92,240
95,000	Merck & Co., Inc., 5.00%, 6/30/19	105,540
567,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	594,579
213,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 1/8/42 @ 100	211,053

		1,578,798

Professional Services (0.0%):
210,000	Verisk Analytics, Inc., 5.50%, 6/15/45, Callable 12/15/44 @ 100	215,955

Real Estate Investment Trusts (REITs) (0.3%):
615,000	Crown Castle International Corp., 4.45%, 2/15/26, Callable 11/15/25 @ 100	667,665
410,000	HCP, Inc., 4.20%, 3/1/24, Callable 1/12/23 @ 100	422,279
475,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	477,635
510,000	Piedmont Operating Partnership LP, 4.45%, 3/15/24, Callable 12/15/23 @ 100^	527,253
125,000	Realty Income Corp., 2.00%, 1/31/18, Callable 12/31/17 @ 100	126,040
1,315,000	Sovran Acquistion, LP, 3.50%, 7/1/26, Callable 1/4/26 @ 100	1,326,900
95,000	Ventas Realty LP / Capital Corp., 4.25%, 3/1/22, Callable 12/1/21 @ 100	102,540
155,000	Ventas Realty LP / Capital Corp., 5.70%, 9/30/43, Callable 3/30/43 @ 100	182,215

		3,832,527

Road & Rail (0.3%):
1,370,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43, Callable 1/3/43 @ 100	1,672,049
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	179,317
845,000	ERAC USA Finance LLC, 2.35%, 10/15/19(a)	860,953
18,000	Union Pacific Corp., 3.65%, 2/15/24, Callable 11/15/23 @ 100	19,902
465,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100	555,396
400,000	Union Pacific Corp., 4.15%, 1/15/45, Callable 7/15/44 @ 100	438,458

		3,726,075

Continued

7

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment (0.1%):
$755,000	Intel Corp., 1.35%, 12/15/17	$759,474

Software (0.2%):
395,000	Microsoft Corp., 3.50%, 2/12/35, Callable 12/8/34 @ 100	408,693
1,230,000	Oracle Corp., 1.90%, 9/15/21, Callable 1/8/21 @ 100	1,234,517
545,000	Oracle Corp., 4.30%, 7/8/34, Callable 8/1/34 @ 100	579,621

		2,222,831

Specialty Retail (0.4%):
1,865,000	Advance Auto Parts, Inc., 4.50%, 12/1/23, Callable 1/9/23 @ 100^	2,003,179
361,000	AutoZone, Inc., 3.13%, 4/21/26, Callable 1/21/26 @ 100	369,972
617,000	Home Depot, Inc., 2.00%, 4/1/21, Callable 1/3/21 @ 100	633,705
1,400,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	1,561,456
337,000	Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	352,147

		4,920,459

Technology Hardware, Storage & Peripherals (0.3%):
696,000	Apple, Inc., 2.15%, 2/9/22^	709,342
668,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	693,099
253,000	Diamond 1 Finance Corp/Diamond 2, 8.35%, 7/15/46, Callable 1/15/46 @ 100(a)	272,003
1,385,000	Hewlett-Packard Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100(a)	1,418,323

		3,092,767

Tobacco (0.2%):
1,345,000	Philip Morris International, Inc., 1.63%, 3/20/17^	1,353,008
210,000	Philip Morris International, Inc., 1.25%, 8/11/17	210,809
310,000	Philip Morris International, Inc., 3.60%, 11/15/23	339,991
925,000	Philip Morris International, Inc., 4.88%, 11/15/43	1,101,177

		3,004,985

Trading Companies & Distributors (0.1%):
850,000	Air Lease Corp., 2.63%, 9/4/18, Callable 8/4/18 @ 100	849,820
395,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100	399,938

		1,249,758

Total Corporate Bonds (Cost $122,807,202)		127,975,403

Notional Amount or Principal Amount		Fair Value
Yankee Dollars (2.3%):
Airlines (0.1%):
$620,150	Virgin Australia Holdings, Ltd., 5.00%, 10/23/23(a)	$640,367

Banks (1.0%):
975,000	Australia & New Zealand Banking Group NY, 2.30%, 6/1/21	990,240
615,000	BBVA Bancomer SA, 4.38%, 4/10/24(a)	642,983
490,000	BNP Paribas, 4.25%, 10/15/24^	503,892
105,000	HBOS plc, Series G, 6.75%, 5/21/18(a)	112,623
435,000	Lloyds Bank plc, 2.30%, 11/27/18	437,449
2,000,000	Mizuho Finance Group (Cayman) 3, Ltd., 4.60%, 3/27/24(a)	2,177,486
955,000	National Australia Bank, Ltd., Series G, 2.00%, 1/14/19^	968,230
955,000	Nordea Bank AB, 2.25%, 5/27/21(a)	967,221
875,000	Societe Generale SA, 2.63%, 9/16/20(a)	896,967
995,000	Societe Generale SA, 5.00%, 1/17/24(a)	1,034,706
355,000	Societe Generale SA, 5.63%, 11/24/45(a)	368,891
700,000	Standard Chartered plc, 3.05%, 1/15/21^(a)	706,410
700,000	Sumitomo Mitsui Banking Corp., Series G, 2.65%, 7/23/20	723,063

		10,530,161

Capital Markets (0.2%):
564,000	Credit Suisse AG, 6.50%, 8/8/23(a)	589,662
850,000	Credit Suisse Group Fund, Ltd., 3.80%, 6/9/23(a)	847,819
35,000	UBS Group AG, Series BKNT, 5.88%, 12/20/17	37,176

		1,474,657

Chemicals (0.1%):
650,000	Montell Finance Co. BV, 8.10%, 3/15/27(a)	863,748

Diversified Financial Services (0.1%):
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	84,134
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	120,154
110,000	Rio Tinto Finance (USA), Ltd., 7.13%, 7/15/28	139,637
912,000	Shell International Finance, 4.00%, 5/10/46	930,156

		1,274,081

Diversified Telecommunication Services (0.0%):
465,000	British Telecommunications plc, 1.25%, 2/14/17	465,124
320,000	Telefonica Emisiones SAU, 7.05%, 6/20/36	408,829

		873,953

Electric Utilities (0.1%):
50,000	Electricite de France SA, Series 144A, 4.60%, 1/27/20(a)	54,808
765,000	Electricite de France SA, 4.88%, 1/22/44(a)	803,259
785,000	Electricite de France SA, 5.63%, 12/31/49, Callable 1/22/24 @ 100, Perpetual Bond(a)(b)	747,713

		1,605,780

Continued

8

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Energy Equipment & Services (0.0%):
$70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	$69,209

Machinery (0.0%):
350,000	Pentair Finance SA, 5.00%, 5/15/21, Callable 2/15/21 @ 100	377,266

Oil, Gas & Consumable Fuels (0.1%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	155,142
315,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 1/9/24 @ 100^	331,278

		486,420

Pharmaceuticals (0.4%):
885,000	Actavis Funding SCS, 1.85%, 3/1/17^	888,005
850,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100	895,163
2,090,000	GlaxoSmithKline Capital, 1.50%, 5/8/17	2,100,602
421,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100(a)	427,041
575,000	Mylan NV, 5.25%, 6/15/46, Callable 12/15/45 @ 100^(a)	598,972
310,000	Perrigo Co. plc, 2.30%, 11/8/18	312,668
200,000	Perrigo Co. plc, 3.50%, 3/15/21, Callable 2/15/21 @ 100	206,944

		5,429,395

Real Estate Management & Development (0.0%):
430,000	Brookfield Asset Management, Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	436,800

Technology Hardware, Storage & Peripherals (0.0%):
665,000	Seagate HDD Cayman, 5.75%, 12/1/34, Callable 1/6/34 @ 100	467,163

Trading Companies & Distributors (0.0%):
390,000	Aercap Ireland Capital, Ltd./A, 3.95%, 2/1/22, Callable 1/1/22 @ 100	390,000

Wireless Telecommunication Services (0.2%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	200,587
335,000	America Movil SAB de C.V., 4.38%, 7/16/42	338,551
355,000	Rogers Communications, Inc., 4.50%, 3/15/43, Callable 9/15/42 @ 100	373,004
1,915,000	Vodafone Group plc, 1.63%, 3/20/17	1,920,496

		2,832,638

Total Yankee Dollars (Cost $27,242,130)		27,751,638

Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages (0.1%):
$950,000	Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18	$1,026,748
185,000	Federal National Mortgage Association, 6.63%, 11/15/30	283,446

		1,310,194

Total U.S. Government Agency Mortgages (Cost $1,179,893)		1,310,194

U.S. Treasury Obligations (11.2%):
U.S. Treasury Bonds (0.2%)
2,463,600	2.50%, 2/15/46^	2,565,320

U.S. Treasury Notes (11.0%)
48,969,000	0.63%, 6/30/18	48,991,967
6,200,000	1.25%, 1/31/19^	6,291,549
44,780,000	0.88%, 6/15/19^	45,002,154
6,000	3.63%, 2/15/20	6,602
400,000	2.63%, 11/15/20	428,562
19,641,100	1.13%, 6/30/21	19,738,540
3,040,000	1.38%, 6/30/23	3,055,674
11,781,500	1.63%, 5/15/26^	11,925,552

		135,440,600

Total U.S. Treasury Obligations (Cost $137,304,600)		138,005,920

Securities Held as Collateral for Securities on Loan (15.4%):
189,288,401	AZL Invesco Equity and Income Fund Securities Lending Collateral Account(c)	189,288,401

Total Securities Held as Collateral for Securities on Loan (Cost $189,288,401)		189,288,401

Unaffiliated Investment Company (4.0%):
48,661,554	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(d)	48,661,554

Total Unaffiliated Investment Company (Cost $48,661,554)		48,661,554

Total Investment Securities (Cost $1,290,972,755)(e) — 115.0%		1,413,848,611
Net other assets (liabilities) — (15.0)%		(184,067,104)

Net Assets — 100.0%		$1,229,781,507

Continued

9

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

MTN—Medium Term Note

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $185,054,568.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2016. The date presented represents the final maturity date.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(d)	The rate represents the effective yield at June 30, 2016.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Australia	0.2%
Bermuda	0.3%
Canada	1.5%
Cayman Islands	0.2%
France	1.7%
Guernsey	0.1%
Ireland (Republic of)	1.3%
Japan	0.1%
Jersey	—	%NM
Luxembourg	0.2%

Country	Percentage
Mexico	0.1%
Netherlands	0.5%
Panama	1.1%
Spain	—	%NM
Sweden	0.1%
Switzerland	0.9%
United Kingdom	3.7%
United States	88.0%

	100.0%

NM Not meaningful, amount is less than 0.05%.

Forward Currency Contracts

At June 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	7/1/16	6,712,542	$9,813,669	$8,934,450	$879,219
British Pound	State Street	7/1/16	8,752,703	12,734,738	11,649,921	1,084,817
British Pound	Bank of New York Mellon	8/12/16	7,884,904	10,639,140	10,498,680	140,460
British Pound	State Street	8/12/16	7,884,905	10,642,256	10,498,681	143,575
Canadian Dollar	Bank of New York Mellon	7/5/16	8,694,660	6,728,702	6,730,846	(2,144)
Canadian Dollar	State Street	7/5/16	8,694,687	6,725,105	6,730,867	(5,762)
Canadian Dollar	Bank of New York Mellon	8/12/16	8,484,819	6,534,676	6,569,333	(34,657)
Canadian Dollar	State Street	8/12/16	8,484,808	6,537,537	6,569,324	(31,787)
European Euro	Bank of New York Mellon	7/1/16	8,738,478	9,870,985	9,696,169	174,816
European Euro	State Street	7/1/16	9,060,878	10,229,740	10,053,902	175,838
European Euro	Bank of New York Mellon	8/12/16	7,532,515	8,376,533	8,371,234	5,299
European Euro	State Street	8/12/16	7,532,516	8,377,438	8,371,235	6,203
Swiss Franc	Bank of New York Mellon	7/1/16	2,639,707	2,693,414	2,704,064	(10,650)
Swiss Franc	State Street	7/1/16	2,639,678	2,693,412	2,704,034	(10,622)
Swiss Franc	Bank of New York Mellon	8/12/16	2,787,242	2,850,815	2,862,890	(12,075)
Swiss Franc	State Street	8/12/16	2,787,241	2,850,202	2,862,889	(12,687)

				$118,298,362	$115,808,519	$2,489,843

Continued

10

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	Bank of New York Mellon	7/5/16	8,490,246	$6,538,503	$6,572,602	$34,099
Canadian Dollar	State Street	7/5/16	147,321	112,433	114,047	1,614
Canadian Dollar	State Street	7/5/16	241,055	188,158	186,609	(1,549)
Canadian Dollar	State Street	7/5/16	8,510,725	6,556,799	6,588,455	31,656

				$13,395,893	$13,461,713	$65,820

See accompanying notes to the financial statements.

11

AZL Invesco Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$1,290,972,755

Investment securities, at value*	$1,413,848,611
Interest and dividends receivable	3,458,547
Foreign currency, at value (cost $405,557)	405,771
Unrealized appreciation on forward currency contracts	2,677,596
Receivable for investments sold	48,274,145
Reclaims receivable	123,833
Prepaid expenses	7,034

Total Assets	1,468,795,537

Liabilities:
Unrealized depreciation on forward currency contracts	121,933
Payable for investments purchased	48,128,363
Payable for capital shares redeemed	452,307
Payable for collateral received on loaned securities	189,288,401
Manager fees payable	663,735
Administration fees payable	33,361
Distribution fees payable	252,918
Custodian fees payable	16,136
Administrative and compliance services fees payable	796
Trustee fees payable	7,661
Other accrued liabilities	48,419

Total Liabilities	239,014,030

Net Assets	$1,229,781,507

Net Assets Consist of:
Capital	$1,040,814,162
Accumulated net investment income/(loss)	31,574,186
Accumulated net realized gains/(losses) from investment transactions	32,232,874
Net unrealized appreciation/(depreciation) on investments	125,160,285

Net Assets	$1,229,781,507

Shares of beneficial interest (unlimited number of shares authorized, no par value)	80,423,704
Net Asset Value (offering and redemption price per share)	$15.29

*	Includes securities on loan of $182,709,371.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$10,642,638
Interest	4,275,439
Income from securities lending	521,234
Foreign withholding tax	(258,304)

Total Investment Income	15,181,007

Expenses:
Manager fees	4,535,355
Administration fees	180,399
Distribution fees	1,511,785
Custodian fees	34,255
Administrative and compliance services fees	8,933
Trustee fees	32,127
Professional fees	35,578
Shareholder reports	20,928
Other expenses	15,215

Total expenses before reductions	6,374,575
Less expenses voluntarily waived/reimbursed by the Manager	(567,412)

Net expenses	5,807,163

Net Investment Income/(Loss)	9,373,844

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(72,909)
Net realized gains/(losses) on forward currency contracts	(441,316)
Change in net unrealized appreciation/depreciation on investments	9,264,549

Net Realized/Unrealized Gains/(Losses) on Investments	8,750,324

Change in Net Assets Resulting From Operations	$18,124,168

See accompanying notes to the financial statements.

12

Statements of Changes in Net Assets

	AZL Invesco Equity and Income Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$9,373,844	$16,132,512
Net realized gains/(losses) on investment transactions	(514,225)	43,069,085
Change in unrealized appreciation/depreciation on investments	9,264,549	(90,907,456)

Change in net assets resulting from operations	18,124,168	(31,705,859)

Distributions to Shareholders:
From net investment income	—	(28,472,229)
From net realized gains	—	(55,076,961)

Change in net assets resulting from distributions to shareholders	—	(83,549,190)

Capital Transactions:
Proceeds from shares issued	20,490,616	125,000,767
Proceeds from dividends reinvested	—	83,549,190
Value of shares redeemed	(91,338,785)	(127,884,154)

Change in net assets resulting from capital transactions	(70,848,169)	80,665,803

Change in net assets	(52,724,001)	(34,589,246)
Net Assets:
Beginning of period	1,282,505,508	1,317,094,754

End of period	$1,229,781,507	$1,282,505,508

Accumulated net investment income/(loss)	$31,574,186	$22,200,342

Share Transactions:
Shares issued	1,386,752	7,784,392
Dividends reinvested	—	5,607,328
Shares redeemed	(6,268,277)	(7,908,631)

Change in shares	(4,881,525)	5,483,089

See accompanying notes to the financial statements.

13

AZL Invesco Equity and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$15.03		$16.50	$15.73	$12.73	$11.54	$11.95

Investment Activities:
Net Investment Income/(Loss)	0.13		0.19	0.23	0.11	0.15	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	0.13		(0.61)	1.10	3.02	1.22	(0.41)

Total from Investment Activities	0.26		(0.42)	1.33	3.13	1.37	(0.27)

Dividends to Shareholders From:
Net Investment Income	—		(0.36)	(0.13)	(0.13)	(0.18)	(0.14)
Net Realized Gains	—		(0.69)	(0.43)	—	—	—

Total Dividends	—		(1.05)	(0.56)	(0.13)	(0.18)	(0.14)

Net Asset Value, End of Period	$15.29		$15.03	$16.50	$15.73	$12.73	$11.54

Total Return(a)	1.73	%(b)	(2.47)%	8.50%	24.67%	11.91%	(2.18	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,229,782		$1,282,506	$1,317,095	$1,072,014	$575,068	$442,396
Net Investment Income/(Loss)(d)	1.55%		1.22%	1.57%	1.20%	1.46%	1.57%
Expenses Before Reductions(d) (e)	1.05%		1.05%	1.05%	1.06%	1.07%	1.09%
Expenses Net of Reductions(d)	0.96%		0.96%	0.96%	0.97%	0.98%	1.01%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	0.96%		0.96%	0.96%	0.97%	0.98%	1.01%
Portfolio Turnover Rate	76	%(b)	117%	119%	52%	29%	28%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $1,491 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

14

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Invesco Equity and Income Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

15

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $211 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $42,733 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2016, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $119 million as of June 30, 2016. The monthly average amount for these contracts was $69 million for the period ended June 30, 2016.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Foreign Exchange Risk Exposure

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$2,677,596	Unrealized depreciation on forward currency contracts	$121,933

16

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Foreign Exchange Risk Exposure

Foreign Exchange Contracts	Net Realized gains/(losses) on forward currency/ Change in unrealized appreciation/depreciation	$(441,316)	$1,903,374

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco Equity and Income Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on the first $100 million in assets, 0.675% on the next $100 million in assets, and 0.65% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $7,138 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

During the period ended June 30, 2016, the Fund paid approximately $24 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

17

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks
Diversified Telecommunication Services	$8,059,052	$4,450,996	$12,510,048
Oil, Gas & Consumable Fuels	62,760,470	26,934,341	89,694,811
Pharmaceuticals	41,241,407	16,194,662	57,436,069
Specialty Retail	—	4,730,147	4,730,147
All Other Common Stocks+	622,791,965	—	622,791,965
Convertible Bonds+	—	86,790,059	86,790,059
Convertible Preferred Stocks
Banks	275,900	1,797,957	2,073,857
Capital Markets	142,726	3,277,500	3,420,226
Oil, Gas & Consumable Fuels	—	1,408,319	1,408,319
Corporate Bonds+	—	127,975,403	127,975,403
U.S. Government Agency Mortgages	—	1,310,194	1,310,194
U.S. Treasury Obligations	—	138,005,920	138,005,920
Yankee Dollars+	—	27,751,638	27,751,638
Securities Held as Collateral for Securities on Loan	—	189,288,401	189,288,401
Unaffiliated Investment Company	48,661,554	—	48,661,554

Total Investment Securities	783,926,448	629,915,537	1,413,848,611

Other Financial Instruments:*
Forward Currency Contracts	—	2,555,663	2,555,663

Total Investments	$783,933,074	$632,471,200	$1,416,404,274

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

18

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco Equity and Income Fund	$868,457,574	$887,120,481

For the period ended June 30, 2016, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Invesco Equity and Income Fund	$740,351,973	$744,380,510

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $1,295,534,690. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$163,537,446
Unrealized depreciation	(45,223,525)

Net unrealized appreciation/(depreciation)	$118,313,921

19

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco Equity and Income Fund	$32,498,489	$51,050,701	$83,549,190

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco Equity and Income Fund	$23,401,898	$39,514,792	$—	$107,926,487	$170,843,177

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

20

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

21

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Invesco Growth and Income Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Invesco Growth and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco Growth and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Invesco Growth and Income Fund	$1,000.00	$1,006.60	$4.84	0.97%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Invesco Growth and Income Fund	$1,000.00	$1,020.04	$4.87	0.97%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	28.9%
Energy	13.7
Health Care	13.5
Information Technology	13.4
Consumer Discretionary	8.6
Industrials	7.9
Consumer Staples	5.7
Telecommunication Services	2.5
Utilities	1.7
Materials	1.1

Total Common Stocks	97.0
Securities Held as Collateral for Securities on Loan	10.5
Money Market	1.6

Total Investment Securities	109.1
Net other assets (liabilities)	(9.1)

Net Assets	100.0%

1

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks (97.0%):
Aerospace & Defense (1.3%):
30,540	General Dynamics Corp.	$4,252,390

Automobiles (0.7%):
87,019	General Motors Co.	2,462,638

Banks (18.1%):
640,578	Bank of America Corp.	8,500,470
78,544	BB&T Corp.	2,796,952
314,703	Citigroup, Inc.	13,340,260
257,226	Citizens Financial Group, Inc.	5,139,375
76,943	Comerica, Inc.^	3,164,666
222,611	Fifth Third Bancorp	3,915,727
185,633	First Horizon National Corp.	2,558,023
235,546	JPMorgan Chase & Co.	14,636,828
68,836	PNC Financial Services Group, Inc.^	5,602,562

		59,654,863

Biotechnology (1.0%):
22,659	Amgen, Inc.	3,447,567

Capital Markets (6.2%):
113,872	Charles Schwab Corp. (The)	2,882,100
21,245	Goldman Sachs Group, Inc. (The)	3,156,582
263,179	Morgan Stanley	6,837,391
52,642	Northern Trust Corp.	3,488,059
72,215	State Street Corp.	3,893,833

		20,257,965

Chemicals (1.1%):
7,030	Agrium, Inc.^	635,653
116,256	Mosaic Co. (The)^	3,043,582

		3,679,235

Commercial Services & Supplies (1.2%):
92,427	Tyco International plc	3,937,390

Communications Equipment (2.8%):
195,158	Cisco Systems, Inc.	5,599,083
166,778	Juniper Networks, Inc.	3,750,837

		9,349,920

Diversified Financial Services (1.4%):
23,923	CME Group, Inc.	2,330,101
89,865	Voya Financial, Inc.	2,225,057

		4,555,158

Diversified Telecommunication Services (1.6%):
54,954	France Telecom SA	897,494
248,445	Koninklijke (Royal) KPN NV	901,020
57,162	Verizon Communications, Inc.	3,191,926

		4,990,440

Electric Utilities (1.7%):
62,018	FirstEnergy Corp.	2,165,048
51,956	PG&E Corp.	3,321,028

		5,486,076

Energy Equipment & Services (2.0%):
100,142	Baker Hughes, Inc.	4,519,408
335,282	Weatherford International plc*^	1,860,815

		6,380,223

Shares		Fair Value

Common Stocks, continued
Food & Staples Retailing (2.3%):
47,288	Sysco Corp.	$2,399,393
62,920	Walgreens Boots Alliance, Inc.	5,239,349

		7,638,742

Food Products (2.1%):
57,969	Archer-Daniels-Midland Co.	2,486,290
96,790	Mondelez International, Inc., Class A	4,404,913

		6,891,203

Health Care Equipment & Supplies (2.8%):
85,576	Baxter International, Inc.	3,869,747
60,884	Medtronic plc	5,282,904

		9,152,651

Health Care Providers & Services (2.5%):
19,651	Anthem, Inc.	2,580,962
34,306	Express Scripts Holding Co.*^	2,600,395
22,161	UnitedHealth Group, Inc.	3,129,133

		8,310,490

Hotels, Restaurants & Leisure (1.8%):
135,274	Carnival Corp., Class A	5,979,111

Industrial Conglomerates (2.4%):
251,083	General Electric Co.^	7,904,093

Insurance (3.2%):
37,943	Aon plc	4,144,514
45,775	Marsh & McLennan Cos., Inc.	3,133,757
25,267	Willis Towers Watson plc	3,140,941

		10,419,212

Internet Software & Services (1.0%):
134,240	eBay, Inc.*	3,142,558

IT Services (1.0%):
89,625	PayPal Holdings, Inc.*	3,272,209

Machinery (2.0%):
44,684	Caterpillar, Inc.^	3,387,494
51,416	Ingersoll-Rand plc	3,274,171

		6,661,665

Media (4.2%):
18,650	CBS Corp., Class B	1,015,306
11,465	Charter Communications, Inc., Class A*	2,621,246
80,707	Comcast Corp., Class A	5,261,289
55,405	Thomson Reuters Corp.	2,241,848
37,156	Time Warner, Inc.	2,732,452

		13,872,141

Multiline Retail (1.3%):
62,790	Target Corp.^	4,383,998

Oil, Gas & Consumable Fuels (11.7%):
137,183	Apache Corp.	7,636,977
191,272	Canadian Natural Resources, Ltd.^	5,901,921
161,554	Devon Energy Corp.	5,856,332
38,443	Exxon Mobil Corp.	3,603,647
53,081	Occidental Petroleum Corp.^	4,010,800
273,464	Royal Dutch Shell plc, A Shares	7,465,145
86,797	Total SA	4,184,912

		38,659,734

Continued

2

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Pharmaceuticals (7.2%):
46,503	Eli Lilly & Co.	$3,662,111
120,118	Merck & Co., Inc.	6,919,999
44,156	Novartis AG, Registered Shares	3,633,556
173,421	Pfizer, Inc.^	6,106,153
39,682	Sanofi-Aventis SA	3,335,121

		23,656,940

Road & Rail (1.0%):
129,983	CSX Corp.	3,389,957

Semiconductors & Semiconductor Equipment (4.2%):
192,633	Applied Materials, Inc.	4,617,413
132,477	Intel Corp.	4,345,246
89,983	QUALCOMM, Inc.	4,820,389

		13,783,048

Software (4.4%):
40,739	Citrix Systems, Inc.*	3,262,787
89,370	Microsoft Corp.	4,573,063
161,342	Oracle Corp.	6,603,727

		14,439,577

Specialty Retail (0.6%):
432,115	Kingfisher plc	1,864,893

Tobacco (1.3%):
42,964	Philip Morris International, Inc.	4,370,298

Shares or Principal Amount		Fair Value

Common Stocks, continued
Wireless Telecommunication Services (0.9%):
97,853	Vodafone Group plc, ADR^	$3,022,679

Total Common Stocks (Cost $251,921,551)		319,269,064

Securities Held as Collateral for Securities on Loan (10.5%):
$34,385,057	AZL Invesco Growth and Income Fund Securities Lending Collateral Account(a)	34,385,057

Total Securities Held as Collateral for Securities on Loan (Cost $34,385,057)		34,385,057

Unaffiliated Investment Company (1.6%):
5,387,275	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	5,387,275

Total Unaffiliated Investment Company (Cost $5,387,275)		5,387,275

Total Investment Securities (Cost $291,693,883)(c) — 109.1%		359,041,396
Net other assets (liabilities) — (9.1)%		(30,095,275)

Net Assets — 100.0%		$328,946,121

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $33,983,494.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Canada	2.4%
France	2.3%
Ireland (Republic of)	2.0%
Netherlands	0.3%
Panama	1.7%
Switzerland	1.5%
United Kingdom	5.5%
United States	84.3%

100.0%

Continued

3

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Forward Currency Contracts

At June 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	7/1/16	2,845,772	$4,160,490	$3,787,747	$372,743
British Pound	State Street	7/1/16	3,690,528	5,370,935	4,912,124	458,811
British Pound	Bank of New York Mellon	8/12/16	3,297,589	4,449,453	4,390,711	58,742
British Pound	State Street	8/12/16	3,297,590	4,450,757	4,390,711	60,046
Canadian Dollar	Bank of New York Mellon	7/5/16	3,915,719	3,030,332	3,031,298	(966)
Canadian Dollar	State Street	7/5/16	4,006,836	3,098,638	3,101,834	(3,196)
Canadian Dollar	Bank of New York Mellon	8/12/16	3,801,157	2,927,502	2,943,029	(15,527)
Canadian Dollar	State Street	8/12/16	3,801,153	2,928,785	2,943,026	(14,241)
European Euro	Bank of New York Mellon	7/1/16	3,358,820	3,794,123	3,726,929	67,194
European Euro	State Street	7/1/16	3,489,547	3,939,613	3,871,982	67,631
European Euro	Bank of New York Mellon	8/12/16	3,005,586	3,342,362	3,340,247	2,115
European Euro	State Street	8/12/16	3,005,586	3,342,723	3,340,247	2,476
Swiss Franc	Bank of New York Mellon	7/1/16	1,225,466	1,250,399	1,255,343	(4,944)
Swiss Franc	State Street	7/1/16	1,225,452	1,250,397	1,255,329	(4,932)
Swiss Franc	State Street	8/12/16	2,564,912	2,623,132	2,634,526	(11,394)

				$49,959,641	$48,925,083	$1,034,558

Long Contracts:
Canadian Dollar	Bank of New York Mellon	7/5/16	3,796,842	$2,924,022	$2,939,271	$15,249
Canadian Dollar	State Street	7/5/16	70,326	53,671	54,441	770
Canadian Dollar	State Street	7/5/16	89,952	70,213	69,635	(578)
Canadian Dollar	State Street	7/5/16	3,874,330	2,984,649	2,999,257	14,608

				$6,032,555	$6,062,604	$30,049

See accompanying notes to the financial statements.

4

AZL Invesco Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$291,693,883

Investment securities, at value*	$359,041,396
Interest and dividends receivable	637,300
Foreign currency, at value (cost $177,803)	177,927
Unrealized appreciation on forward currency contracts	1,120,383
Receivable for investments sold	22,066,923
Reclaims receivable	60,585
Prepaid expenses	1,984

Total Assets	383,106,498

Liabilities:
Unrealized depreciation on forward currency contracts	55,776
Payable for investments purchased	18,915,570
Payable for capital shares redeemed	522,992
Payable for collateral received on loaned securities	34,385,057
Manager fees payable	178,515
Administration fees payable	9,573
Distribution fees payable	67,871
Custodian fees payable	6,514
Administrative and compliance services fees payable	204
Trustee fees payable	2,107
Other accrued liabilities	16,198

Total Liabilities	54,160,377

Net Assets	$328,946,121

Net Assets Consist of:
Capital	$221,929,369
Accumulated net investment income/(loss)	9,750,906
Accumulated net realized gains/(losses) from investment transactions	28,965,442
Net unrealized appreciation/(depreciation) on investments	68,300,404

Net Assets	$328,946,121

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,141,258
Net Asset Value (offering and redemption price per share)	$13.63

*	Includes securities on loan of $33,983,494.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$4,324,210
Income from securities lending	86,148
Foreign withholding tax	(97,681)

Total Investment Income	4,312,677

Expenses:
Manager fees	1,237,376
Administration fees	53,290
Distribution fees	411,677
Custodian fees	13,727
Administrative and compliance services fees	2,556
Trustee fees	9,185
Professional fees	10,189
Shareholder reports	8,406
Other expenses	4,242

Total expenses before reductions	1,750,648
Less expenses voluntarily waived/reimbursed by the Manager	(154,581)

Net expenses	1,596,067

Net Investment Income/(Loss)	2,716,610

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,976,066
Net realized gains/(losses) on forward currency contracts	(190,257)
Change in net unrealized appreciation/depreciation on investments	(4,130,693)

Net Realized/Unrealized Gains/(Losses) on Investments	(1,344,884)

Change in Net Assets Resulting From Operations	$1,371,726

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Invesco Growth and Income Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,716,610	$4,909,715
Net realized gains/(losses) on investment transactions	2,785,809	29,803,726
Change in unrealized appreciation/depreciation on investments	(4,130,693)	(46,513,172)

Change in net assets resulting from operations	1,371,726	(11,799,731)

Distributions to Shareholders:
From net investment income	—	(11,764,890)
From net realized gains	—	(40,385,593)

Change in net assets resulting from distributions to shareholders	—	(52,150,483)

Capital Transactions:
Proceeds from shares issued	2,083,425	4,340,650
Proceeds from dividends reinvested	—	52,150,483
Value of shares redeemed	(29,684,897)	(59,671,730)

Change in net assets resulting from capital transactions	(27,601,472)	(3,180,597)

Change in net assets	(26,229,746)	(67,130,811)
Net Assets:
Beginning of period	355,175,867	422,306,678

End of period	$328,946,121	$355,175,867

Accumulated net investment income/(loss)	$9,750,906	$7,034,296

Share Transactions:
Shares issued	163,806	283,022
Dividends reinvested	—	3,921,089
Shares redeemed	(2,254,498)	(3,787,194)

Change in shares	(2,090,692)	416,917

See accompanying notes to the financial statements.

6

AZL Invesco Growth and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$13.54		$16.36	$15.51	$11.71	$10.39	$10.70

Investment Activities:
Net Investment Income/(Loss)	0.14		0.24	0.33	0.16	0.14	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	(0.05)		(0.81)	1.21	3.77	1.35	(0.36)

Total from Investment Activities	0.09		(0.57)	1.54	3.93	1.49	(0.21)

Dividends to Shareholders From:
Net Investment Income	—		(0.51)	(0.16)	(0.13)	(0.17)	(0.10)
Net Realized Gains	—		(1.74)	(0.53)	—	—	—

Total Dividends	—		(2.25)	(0.69)	(0.13)	(0.17)	(0.10)

Net Asset Value, End of Period	$13.63		$13.54	$16.36	$15.51	$11.71	$10.39

Total Return(a)	0.66	%(b)	(3.26)%	10.00%	33.69%	14.33%	(1.94	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$328,946		$355,176	$422,307	$439,464	$328,685	$251,302
Net Investment Income/(Loss)(d)	1.65%		1.25%	1.91%	1.17%	1.43%	1.32%
Expenses Before Reductions(d) (e)	1.06%		1.06%	1.05%	1.05%	1.07%	1.09%
Expenses Net of Reductions(d)	0.97%		0.97%	0.96%	0.96%	0.97%	0.98%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	0.97%		0.97%	0.96%	0.96%	0.98%	0.99%
Portfolio Turnover Rate	10	%(b)	19%	29%	31%	32%	22%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $1,687 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Invesco Growth and Income Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $30 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $7,452 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2016, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $57 million as of June 30, 2016. The monthly average amount for these contracts was $31 million for the period ended June 30, 2016.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Foreign Exchange Risk Exposure

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$1,120,383	Unrealized depreciation on forward currency contracts	$55,776

9

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Foreign Exchange Risk Exposure

Foreign Currency Contracts	Net Realized gains/(losses) on forward currency contracts/ Change in unrealized appreciation/depreciation	$(909,519)	$777,706

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco Growth and Income Fund	0.78%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and above $500 million at 0.675%. The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.675% and above $100 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,959 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of

10

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

During the period ended June 30, 2016, the Fund paid approximately $10 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks
Diversified Telecommunication Services	$3,191,926	$1,798,514	$4,990,440
Oil, Gas & Consumable Fuels	27,009,677	11,650,057	38,659,734
Pharmaceuticals	16,688,263	6,968,677	23,656,940
Specialty Retail	—	1,864,893	1,864,893
All Other Common Stocks+	250,097,057	—	250,097,057
Securities Held as Collateral for Securities on Loan	—	34,385,057	34,385,057
Unaffiliated Investment Company	5,387,275	—	5,387,275

Total Investment Securities	302,374,198	56,667,198	359,041,396

Other Financial Instruments:*
Forward Currency Contracts	—	1,064,607	1,064,607

Total Investments	$302,374,198	$57,731,805	$360,106,003

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

11

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco Growth and Income Fund	$32,004,039	$53,474,492

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $293,764,776. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$78,348,849
Unrealized depreciation	$(13,072,229)

Net unrealized appreciation/(depreciation)	65,276,620

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco Growth and Income Fund	$12,500,470	$39,650,013	$52,150,483

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco Growth and Income Fund	$7,321,198	$29,507,639	$—	$68,816,189	$105,645,026

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, AZL Russell 1000 Value Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Invesco International Equity Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Invesco International Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco International Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Invesco International Equity Fund	$1,000.00	$990.90	$5.89	1.19%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Invesco International Equity Fund	$1,000.00	$1,018.97	$5.97	1.19%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United Kingdom	19.6%
Canada	8.2
Japan	8.1
Switzerland	7.5
Germany	7.1
Sweden	4.7
Australia	4.3
Singapore	3.7
France	3.6
Hong Kong	3.4
All other countries	23.4

Total Common Stocks	93.6
Money Market	6.3
Securities Held as Collateral for Securities on Loan	2.3

Total Investment Securities	102.2
Net other assets (liabilities)	(2.2)

Net Assets	100.0%

1

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (93.6%):
Air Freight & Logistics (1.0%):
156,393	Deutsche Post AG	$4,365,662

Auto Components (0.6%):
68,500	Denso Corp.	2,406,824

Automobiles (0.7%):
62,400	Toyota Motor Corp.	3,120,255

Banks (4.9%):
1,693,644	Akbank T.A.S.	4,907,682
1,299,800	Kasikornbank Public Co., Ltd.	6,315,577
6,093,978	Lloyds Banking Group plc	4,480,278
403,752	United Overseas Bank, Ltd.	5,576,564

		21,280,101

Beverages (3.3%):
91,394	Carlsberg A/S, Class B	8,674,686
44,962	Fomento Economico Mexicano SAB de C.V., ADR	4,158,535
9,822	Pernod Ricard SA	1,093,892

		13,927,113

Biotechnology (1.2%):
59,297	CSL, Ltd.	4,984,479

Capital Markets (3.5%):
854,963	Aberdeen Asset Management plc	3,303,382
140,749	Julius Baer Group, Ltd.	5,657,947
449,796	UBS Group AG	5,821,521

		14,782,850

Chemicals (0.8%):
8,571	Syngenta AG, Registered Shares	3,295,502

Commercial Services & Supplies (0.8%):
389,737	Brambles, Ltd.	3,615,460

Communications Equipment (1.2%):
644,339	Telefonaktiebolaget LM Ericsson, B Shares	4,926,950

Containers & Packaging (2.3%):
856,365	Amcor, Ltd.	9,574,791

Diversified Financial Services (6.2%):
1,648,356	BM&F Bovespa SA	9,145,558
119,351	Deutsche Boerse AG	9,770,703
230,666	Investor AB, B Shares, B Shares	7,719,386

		26,635,647

Electrical Equipment (1.2%):
83,693	Schneider Electric SA	4,952,356

Electronic Equipment, Instruments & Components (1.0%):
6,185	Keyence Corp.	4,172,095

Health Care Equipment & Supplies (2.8%):
244,451	Getinge AB, B Shares	5,022,371
411,426	Smith & Nephew plc	6,976,280

		11,998,651

Hotels, Restaurants & Leisure (3.3%):
484,793	Compass Group plc	9,239,254
1,599,000	Galaxy Entertainment Group, Ltd.	4,764,432

		14,003,686

Industrial Conglomerates (2.3%):
883,212	CK Hutchison Holdings, Ltd.	9,720,165

Shares		Fair Value
Common Stocks, continued
Insurance (2.2%):
10,797	Fairfax Financial Holdings, Ltd.	$5,815,820
137,213	Great-West Lifeco, Inc.^	3,619,925

		9,435,745

Internet Software & Services (3.8%):
43,775	Baidu, Inc., ADR*	7,229,441
2,073,700	Yahoo! Japan Corp.	9,133,626

		16,363,067

IT Services (3.8%):
132,482	Amadeus IT Holding SA	5,803,026
242,823	CGI Group, Inc., Class A*	10,374,208

		16,177,234

Life Sciences Tools & Services (0.0%):
50,591	ART Advanced Research Technologies, Inc.*(a)	—
165,100	ART Advanced Research Technologies, Inc.*(a)	—
160,422	ART Advanced Research Technologies, Inc.*(a)	—

		—

Machinery (2.4%):
23,100	FANUC Corp.	3,739,657
229,600	Komatsu, Ltd.	3,989,174
248,010	Sandvik AB	2,472,880

		10,201,711

Media (15.2%):
290,075	Grupo Televisa SA, ADR	7,553,553
501,936	Informa plc	4,914,735
146,448	ProSiebenSat.1 Media AG, Registered Shares*	6,393,856
136,246	Publicis Groupe SA	9,229,116
723,535	Reed Elsevier plc	13,329,202
1,161,431	Sky plc	13,180,185
12,242	Wolters Kluwer NV	500,205
508,506	WPP plc	10,556,049

		65,656,901

Multiline Retail (1.3%):
80,031	Next plc	5,353,217

Oil, Gas & Consumable Fuels (4.0%):
266,894	Cenovus Energy, Inc.	3,692,055
221,050	Royal Dutch Shell plc, B Shares	6,077,610
283,897	Suncor Energy, Inc.	7,876,505

		17,646,170

Personal Products (1.5%):
135,836	Unilever NV	6,331,660

Pharmaceuticals (6.6%):
38,644	Novartis AG, Registered Shares	3,179,978
70,453	Novo Nordisk A/S, B Shares	3,789,349
38,461	Roche Holding AG	10,158,001
223,240	Teva Pharmaceutical Industries, Ltd., ADR	11,213,345

		28,340,673

Road & Rail (1.0%):
69,499	Canadian National Railway Co.	4,104,411

Continued

2

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (4.9%):
64,754	Broadcom, Ltd.	$10,062,771
400,634	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,508,630

		20,571,401

Software (2.2%):
128,623	SAP AG^	9,612,917

Specialty Retail (1.3%):
1,245,320	Kingfisher plc	5,374,469

Technology Hardware, Storage & Peripherals (0.8%):
2,587	Samsung Electronics Co., Ltd.	3,221,149

Textiles, Apparel & Luxury Goods (0.9%):
65,181	Compagnie Financiere Richemont SA	3,825,020

Tobacco (4.6%):
183,205	British American Tobacco plc	11,919,076
201,500	Japan Tobacco, Inc.	8,073,384

		19,992,460

Total Common Stocks (Cost $324,266,467)		399,970,792

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.3%):
$9,852,316	AZL Invesco International Equity Fund Securities Lending Collateral Account(b)	$9,852,316

Total Securities Held as Collateral for Securities on Loan (Cost $9,852,316)		9,852,316

Unaffiliated Investment Company (6.3%):
27,056,128	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(c)	27,056,128

Total Unaffiliated Investment Company (Cost $27,056,128)		27,056,128

Total Investment Securities (Cost $361,174,911)(d) — 102.2%		436,879,236
Net other assets (liabilities) — (2.2)%		(9,516,881)

Net Assets — 100.0%		$427,362,355

Percentages indicated are based on net assets as of June 30, 2016.

Amounts shown as “—” are either $0 or round to less than $1.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $9,396,823.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(c)	The rate represents the effective yield at June 30, 2016.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Australia	4.2%
Brazil	2.1%
Canada	8.1%
Cayman Islands	1.7%
Denmark	2.9%
France	3.5%
Germany	6.9%
Hong Kong	3.3%
Ireland	2.4%
Israel	2.6%
Japan	7.9%
Mexico	2.7%
Netherlands	1.6%

Country	Percentage
Republic of Korea (South)	0.7%
Singapore	3.6%
Spain	1.3%
Sweden	4.6%
Switzerland	7.3%
Taiwan	2.4%
Thailand	1.4%
Turkey	1.1%
United Kingdom	19.2%
United States	8.5%

100.0%

See accompanying notes to the financial statements.

3

AZL Invesco International Equity Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$361,174,911

Investment securities, at value*	$436,879,236
Interest and dividends receivable	880,947
Foreign currency, at value (cost $1,076,571)	1,069,181
Receivable for capital shares issued	115,351
Receivable for investments sold	1,380,982
Reclaims receivable	391,203
Prepaid expenses	2,596

Total Assets	440,719,496

Liabilities:
Cash Overdraft	214,549
Payable for investments purchased	2,036,742
Payable for capital shares redeemed	777,434
Payable for collateral received on loaned securities	9,852,316
Manager fees payable	301,722
Administration fees payable	13,373
Distribution fees payable	88,741
Custodian fees payable	35,591
Administrative and compliance services fees payable	369
Trustee fees payable	4,118
Other accrued liabilities	32,186

Total Liabilities	13,357,141

Net Assets	$427,362,355

Net Assets Consist of:
Capital	$329,630,259
Accumulated net investment income/(loss)	9,554,830
Accumulated net realized gains/(losses) from investment transactions	12,509,785
Net unrealized appreciation/(depreciation) on investments	75,667,481

Net Assets	$427,362,355

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,248,947
Net Asset Value (offering and redemption price per share)	$16.28

*	Includes securities on loan of $9,396,823.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$7,751,609
Income from securities lending	113,655
Foreign withholding tax	(579,523)

Total Investment Income	7,285,741

Expenses:
Manager fees	1,966,370
Administration fees	71,887
Distribution fees	546,213
Custodian fees	58,114
Administrative and compliance services fees	3,928
Trustee fees	14,040
Professional fees	16,732
Shareholder reports	12,811
Other expenses	9,104

Total expenses before reductions	2,699,199
Less expenses voluntarily waived/reimbursed by the Manager	(109,241)

Net expenses	2,589,958

Net Investment Income/(Loss)	4,695,783

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,433,867)
Change in net unrealized appreciation/depreciation on investments	(7,689,062)

Net Realized/Unrealized Gains/(Losses) on Investments	(9,122,929)

Change in Net Assets Resulting From Operations	$(4,427,146)

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Invesco International Equity Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$4,695,783	$6,178,523
Net realized gains/(losses) on investment transactions	(1,433,867)	18,821,943
Change in unrealized appreciation/depreciation on investments	(7,689,062)	(35,844,232)

Change in net assets resulting from operations	(4,427,146)	(10,843,766)

Distributions to Shareholders:
From net investment income	—	(7,971,218)
From net realized gains	—	(29,922,959)

Change in net assets resulting from distributions to shareholders	—	(37,894,177)

Capital Transactions:
Proceeds from shares issued	2,551,083	24,236,707
Proceeds from dividends reinvested	—	37,894,177
Value of shares redeemed	(36,343,751)	(95,244,758)

Change in net assets resulting from capital transactions	(33,792,668)	(33,113,874)

Change in net assets	(38,219,814)	(81,851,817)
Net Assets:
Beginning of period	465,582,169	547,433,986

End of period	$427,362,355	$465,582,169

Accumulated net investment income/(loss)	$9,554,830	$4,859,047

Share Transactions:
Shares issued	160,307	1,286,510
Dividends reinvested	—	2,374,322
Shares redeemed	(2,250,931)	(5,084,703)

Change in shares	(2,090,624)	(1,423,871)

See accompanying notes to the financial statements.

5

AZL Invesco International Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$16.43		$18.39	$18.62	$15.87	$13.97	$15.24

Investment Activities:
Net Investment Income/(Loss)	0.19		0.24	0.27	0.22	0.16	0.28
Net Realized and Unrealized Gains/(Losses) on Investments	(0.34)		(0.79)	(0.21)	2.74	2.00	(1.40)

Total from Investment Activities	(0.15)		(0.55)	0.06	2.96	2.16	(1.12)

Dividends to Shareholders From:
Net Investment Income	—		(0.30)	(0.29)	(0.21)	(0.26)	(0.15)
Net Realized Gains	—		(1.11)	—	—	—	—

Total Dividends	—		(1.41)	(0.29)	(0.21)	(0.26)	(0.15)

Net Asset Value, End of Period	$16.28		$16.43	$18.39	$18.62	$15.87	$13.97

Total Return(a)	(0.91	)%(b)	(2.74)%	0.25%	18.78%	15.56%	(7.32	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$427,362		$465,582	$547,434	$592,345	$509,885	$459,529
Net Investment Income/(Loss)(d)	2.15%		1.19%	1.31%	1.26%	1.12%	1.72%
Expenses Before Reductions(d) (e)	1.24%		1.23%	1.24%	1.24%	1.25%	1.27%
Expenses Net of Reductions(d)	1.19%		1.18%	1.19%	1.19%	1.20%	1.19%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.19%		1.18%	1.19%	1.19%	1.20%	1.19%
Portfolio Turnover Rate	7	%(b)	21%	23%	28%	27%	30%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $13,257 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Invesco International Equity Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $21 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $8,713 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco International Equity Fund	0.90%	1.45%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject

8

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $2,614 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

9

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks
Beverages	$4,158,535	$9,768,578	$—		$13,927,113
Diversified Financial Services	9,145,558	17,490,089	—		26,635,647
Insurance	9,435,745	—	—		9,435,745
Internet Software & Services	7,229,441	9,133,626	—		16,363,067
IT Services	10,374,208	5,803,026	—		16,177,234
Life Sciences Tools & Services	—	—	—	^	—	^
Media	7,553,553	58,103,348	—		65,656,901
Oil, Gas & Consumable Fuels	11,568,560	6,077,610	—		17,646,170
Pharmaceuticals	11,213,345	17,127,328	—		28,340,673
Road & Rail	4,104,411	—	—		4,104,411
Semiconductors & Semiconductor Equipment	20,571,401	—	—		20,571,401
All Other Common Stocks+	—	181,112,430	—		181,112,430
Securities Held as Collateral for Securities on Loan	—	9,852,316	—		9,852,316
Unaffiliated Investment Company	27,056,128	—	—		27,056,128

Total Investment Securities	$122,410,885	$314,468,351	$—	^	$436,879,236

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco International Equity Fund	$28,306,904	$62,430,196

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $367,810,742. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$96,892,537
Unrealized depreciation	(27,824,043)

Net unrealized appreciation/(depreciation)	$69,068,494

10

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco International Equity Fund	$7,971,218	$29,922,959	$37,894,177

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco International Equity Fund	$13,573,049	$11,354,448	$—	$77,231,745	$102,159,242

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, AZL International Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® JPMorgan International Opportunities Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL JPMorgan International Opportunities Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL JPMorgan International Opportunities Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL JPMorgan International Opportunities Fund	$1,000.00	$956.90	$5.74	1.18%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL JPMorgan International Opportunities Fund	$1,000.00	$1,018.99	$5.92	1.18%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United Kingdom	27.3%
Japan	24.6
Germany	7.2
France	6.8
Switzerland	6.3
Netherlands	4.2
Denmark	4.1
Italy	3.2
Belgium	2.4
Sweden	2.3
All other countries	8.6

Total Common Stocks	97.0
Money Market	2.6
Securities Held as Collateral for Securities on Loan	0.5

Total Investment Securities	100.1
Net other assets (liabilities)	(0.1)

Net Assets	100.0%

1

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks (97.0%):
Aerospace & Defense (2.5%):
101,799	European Aeronautic Defence & Space Co. NV	$5,910,479
68,690	Thales SA	5,764,105

		11,674,584

Air Freight & Logistics (1.7%):
338,300	Yamato Holdings Co., Ltd.	7,749,446

Airlines (1.1%):
154,500	Japan Airlines Co., Ltd.	4,959,629

Auto Components (1.1%):
27,358	Continental AG	5,140,620

Automobiles (3.0%):
57,530	Bayerische Motoren Werke AG (BMW)	4,215,725
64,926	Renault SA	4,946,577
181,400	Suzuki Motor Corp.	4,896,345

		14,058,647

Banks (8.9%):
386,850	Australia & New Zealand Banking Group, Ltd.	7,051,554
132,591	BNP Paribas SA	5,960,191
79,655	HDFC Bank, Ltd., ADR	5,285,109
1,076,277	HSBC Holdings plc	6,722,343
573,768	ING Groep NV	5,962,807
1,453,800	Mitsubishi UFJ Financial Group, Inc.	6,481,008
550,181	Nordea Bank AB	4,648,954

		42,111,966

Beverages (4.3%):
83,983	Anheuser-Busch InBev NV	11,037,990
80,933	SABMiller plc	4,717,284
89,100	Suntory Beverage & Food, Ltd.	4,010,107

		19,765,381

Biotechnology (1.5%):
37,452	Genmab A/S*	6,823,311

Building Products (1.8%):
98,500	Daikin Industries, Ltd.	8,207,810

Capital Markets (1.3%):
458,202	UBS Group AG	5,930,316

Chemicals (1.2%):
84,034	Christian Hansen Holding A/S	5,518,944

Construction & Engineering (1.3%):
874,000	Kajima Corp.	6,037,240

Diversified Financial Services (1.4%):
493,800	ORIX Corp.	6,306,474

Diversified Telecommunication Services (3.1%):
438,967	BT Group plc	2,423,470
164,800	Nippon Telegraph & Telephone Corp.	7,737,413
4,957,447	Telecom Italia SpA*	4,066,490

		14,227,373

Electric Utilities (1.4%):
1,505,438	Enel SpA	6,694,494

Electronic Equipment, Instruments & Components (1.5%):
10,100	Keyence Corp.	6,812,961

Shares		Fair Value

Common Stocks, continued
Energy Equipment & Services (1.2%):
98,991	Technip-Coflexip SA	$5,383,094

Food & Staples Retailing (1.2%):
459,110	Distribuidora Internacional de Alimentacion SA	2,696,391
62,300	Seven & I Holdings Co., Ltd.	2,601,359

		5,297,750

Food Products (2.6%):
87,431	Associated British Foods plc	3,169,508
62,469	Nestle SA, Registered Shares	4,820,070
173,000	Nippon Meat Packers, Inc.	4,203,771

		12,193,349

Gas Utilities (1.8%):
864,000	ENN Energy Holdings, Ltd.	4,265,174
684,747	Snam SpA	4,096,030

		8,361,204

Health Care Equipment & Supplies (1.3%):
358,668	Smith & Nephew plc	6,081,697

Hotels, Restaurants & Leisure (1.6%):
76,135	InterContinental Hotels Group plc	2,828,576
74,900	Oriental Land Co., Ltd.	4,831,112

		7,659,688

Household Durables (2.0%):
217,181	Electrolux AB, Series B	5,900,892
1,892,325	Taylor Wimpey plc	3,380,379

		9,281,271

Household Products (3.2%):
51,398	Henkel AG & Co. KGaA	6,249,096
91,368	Reckitt Benckiser Group plc	9,190,467

		15,439,563

Industrial Conglomerates (1.5%):
291,388	CK Hutchison Holdings, Ltd.	3,206,863
35,537	Siemens AG, Registered Shares	3,639,832

		6,846,695

Insurance (5.0%):
574,960	Aviva plc	3,089,442
261,820	AXA SA	5,259,125
189,300	NKSJ Holdings, Inc.	5,015,184
274,217	Prudential plc	4,670,660
172,800	Tokio Marine Holdings, Inc.	5,716,931

		23,751,342

IT Services (1.0%):
52,277	Cap Gemini SA	4,561,670

Machinery (0.8%):
408,400	DMG Mori Co., Ltd.^	3,903,854

Media (1.2%):
118,800	Dentsu, Inc.	5,551,394

Metals & Mining (3.5%):
271,300	Nippon Steel Corp.	5,184,981
1,553,243	Norsk Hydro ASA	5,680,200
180,480	Rio Tinto plc	5,577,649

		16,442,830

Continued

2

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Multi-Utilities (1.0%):
1,575,854	Centrica plc	$4,756,790

Oil, Gas & Consumable Fuels (3.7%):
624,536	Oil Search, Ltd.	3,139,768
505,131	Royal Dutch Shell plc, A Shares	13,851,793

		16,991,561

Paper & Forest Products (0.9%):
217,136	UPM-Kymmene OYJ	3,979,963

Pharmaceuticals (10.1%):
76,187	AstraZeneca plc	4,534,515
35,880	Bayer AG, Registered Shares	3,609,460
520,240	GlaxoSmithKline plc	11,182,245
128,990	Novo Nordisk A/S, B Shares	6,937,790
48,116	Roche Holding AG	12,708,000
122,280	Shire plc	7,528,574

		46,500,584

Real Estate Management & Development (4.0%):
1,446,000	China Overseas Land & Investment, Ltd.	4,614,816
223,300	Daiwa House Industry Co., Ltd.	6,516,801
356,000	Mitsui Fudosan Co., Ltd.	8,127,932

		19,259,549

Semiconductors & Semiconductor Equipment (2.7%):
78,220	ASML Holding NV	7,752,324
348,982	Infineon Technologies AG	5,014,338

		12,766,662

Specialty Retail (1.8%):
804,275	Dixons Carphone plc	3,490,933
1,143,114	Kingfisher plc	4,933,375

		8,424,308

Shares or Principal Amount		Fair Value

Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.3%):
41,658	Adidas AG	$5,939,795

Tobacco (2.4%):
171,523	British American Tobacco plc	11,159,060

Trading Companies & Distributors (1.2%):
112,252	Wolseley plc	5,816,426

Water Utilities (1.0%):
381,467	Pennon Group plc	4,815,443

Wireless Telecommunication Services (1.9%):
2,969,766	Vodafone Group plc	9,038,898

Total Common Stocks (Cost $441,094,673)		452,223,636

Securities Held as Collateral for Securities on Loan (0.5%):
$2,320,340	AZL JPMorgan International Opportunities Fund Securities Lending Collateral Account(a)	2,320,340

Total Securities Held as Collateral for Securities on Loan (Cost $2,320,340)		2,320,340

Unaffiliated Investment Company (2.6%):
12,067,149	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	12,067,149

Total Unaffiliated Investment Company (Cost $12,067,149)		12,067,149

Total Investment Securities (Cost $455,482,162)(c) — 100.1%		466,611,125
Net other assets (liabilities) — (0.1)%		(149,906)

Net Assets — 100.0%		$466,461,219

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $2,238,457.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Australia	2.2%
Belgium	2.4%
China	0.9%
Denmark	4.1%
Finland	0.9%
France	6.8%
Germany	7.2%
Hong Kong	1.7%
India	1.1%
Italy	3.2%

Country	Percentage
Japan	24.6%
Netherlands	4.2%
Norway	1.2%
Spain	0.6%
Sweden	2.3%
Switzerland	6.3%
United Kingdom	27.2%
United States	3.1%

100.0%

Continued

3

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Futures Contracts

Cash of $969,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index September Futures (British Pounds)	Long	9/19/16	49	$4,188,717	$122,844
DJ EURO STOXX 50 September Futures (Euro)	Long	9/19/16	142	4,498,408	(211,746)
Tokyo Price Index September Futures (Japanese Yen)	Long	9/8/16	28	3,377,627	(102,567)

Total					$(191,469)

Forward Currency Contracts

At June 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Deutsche Bank	9/23/16	22,576,624	$32,057,454	$30,073,230	$1,984,224
British Pound	Goldman Sachs	9/23/16	813,257	1,095,510	1,083,300	12,210
Danish Krone	HSBC Bank	9/23/16	33,592,964	5,095,661	5,030,731	64,930
Danish Krone	Morgan Stanley	9/23/16	21,404,516	3,250,240	3,205,444	44,796
European Euro	Citigroup Global Markets	9/23/16	1,684,803	1,911,508	1,875,386	36,122
European Euro	Toronto Dominion Bank	9/23/16	967,987	1,078,299	1,077,485	814
European Euro	UBS Warburg	9/23/16	1,078,034	1,196,179	1,199,980	(3,801)
Japanese Yen	Toronto Dominion Bank	9/23/16	1,320,348,891	12,466,447	12,827,447	(361,000)
Norwegian Krone	Citigroup Global Markets	9/23/16	29,097,051	3,491,617	3,478,632	12,985

				$61,642,915	$59,851,635	$1,791,280

Long Contracts:
Australian Dollar	Australia and New Zealand Banking Group	9/23/16	31,539,706	$23,237,667	$23,441,814	$204,147
British Pound	Citigroup Global Markets	9/23/16	1,342,317	1,911,508	1,788,035	(123,473)
British Pound	Toronto Dominion Bank	9/23/16	1,260,437	1,785,055	1,678,968	(106,087)
European Euro	Citigroup Global Markets	9/23/16	1,709,091	1,930,331	1,902,422	(27,909)
European Euro	Goldman Sachs	9/23/16	3,664,316	4,129,021	4,078,820	(50,201)
European Euro	Morgan Stanley	9/23/16	2,879,314	3,250,240	3,205,019	(45,221)
Hong Kong Dollar	RBS Greenwich Capital	9/23/16	18,020,284	2,324,611	2,325,360	749
Japanese Yen	Australia and New Zealand Banking Group	9/23/16	101,765,683	979,490	988,673	9,183
Japanese Yen	Deutsche Bank	9/23/16	422,461,306	3,989,802	4,104,294	114,492
Singapore Dollar	Morgan Stanley	9/23/16	7,847,660	5,787,428	5,823,161	35,733
Swedish Krona	Societe Generale	9/23/16	30,478,459	3,683,025	3,617,812	(65,213)
Swiss Franc	Citigroup Global Markets	9/23/16	18,292,823	19,049,904	18,833,315	(216,589)

				$72,058,082	$71,787,693	$(270,389)

See accompanying notes to the financial statements.

4

AZL JPMorgan International Opportunities Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$455,482,162

Investment securities, at value*	$466,611,125
Segregated cash for collateral	969,000
Interest and dividends receivable	1,571,796
Foreign currency, at value (cost $253,755)	250,238
Unrealized appreciation on forward currency contracts	2,520,385
Receivable for capital shares issued	8,206
Receivable for investments sold	3,995,303
Receivable for variation margin on futures contracts	533,842
Reclaims receivable	694,648
Prepaid expenses	2,871

Total Assets	477,157,414

Liabilities:
Unrealized depreciation on forward currency contracts	999,494
Payable for investments purchased	5,830,730
Payable for capital shares redeemed	1,034,147
Payable for collateral received on loaned securities	2,320,340
Manager fees payable	328,986
Administration fees payable	14,168
Distribution fees payable	96,760
Custodian fees payable	35,274
Administrative and compliance services fees payable	424
Trustee fees payable	4,171
Other accrued liabilities	31,701

Total Liabilities	10,696,195

Net Assets	$466,461,219

Net Assets Consist of:
Capital	$443,154,082
Accumulated net investment income/(loss)	10,132,457
Accumulated net realized gains/(losses) from investment transactions	768,611
Net unrealized appreciation/(depreciation) on investments	12,406,069

Net Assets	$466,461,219

Shares of beneficial interest (unlimited number of shares authorized, no par value)	29,568,213
Net Asset Value (offering and redemption price per share)	$15.78

*	Includes securities on loan of $2,238,457.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$11,250,519
Interest	26
Income from securities lending	120,359
Foreign withholding tax	(1,021,854)

Total Investment Income	10,349,050

Expenses:
Manager fees	2,245,004
Administration fees	76,783
Distribution fees	590,790
Custodian fees	60,868
Administrative and compliance services fees	4,069
Trustee fees	14,652
Professional fees	16,284
Shareholder reports	13,498
Other expenses	7,180

Total expenses before reductions	3,029,128
Less expenses voluntarily waived/reimbursed by the Manager	(236,313)

Net expenses	2,792,815

Net Investment Income/(Loss)	7,556,235
Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(9,736,863)
Net realized gains/(losses) on forward currency contracts	2,646,220
Change in net unrealized appreciation/depreciation on investments	(23,043,861)

Net Realized/Unrealized Gains/(Losses) on Investments	(30,134,504)

Change in Net Assets Resulting From Operations	$(22,578,269)

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL JPMorgan International Opportunities Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$7,556,235	$8,198,402
Net realized gains/(losses) on investment transactions	(7,090,643)	4,754,202
Change in unrealized appreciation/depreciation on investments	(23,043,861)	(5,034,186)

Change in net assets resulting from operations	(22,578,269)	7,918,418

Distributions to Shareholders:
From net investment income	—	(13,524,195)
From net realized gains	—	(8,717,774)

Change in net assets resulting from distributions to shareholders	—	(22,241,969)

Capital Transactions:
Proceeds from shares issued	4,329,802	9,731,961
Proceeds from dividends reinvested	—	22,241,969
Value of shares redeemed	(28,077,833)	(85,596,233)

Change in net assets resulting from capital transactions	(23,748,031)	(53,622,303)

Change in net assets	(46,326,300)	(67,945,854)
Net Assets:
Beginning of period	512,787,519	580,733,373

End of period	$466,461,219	$512,787,519

Accumulated net investment income/(loss)	$10,132,457	$2,576,222

Share Transactions:
Shares issued	279,931	549,816
Dividends reinvested	—	1,362,031
Shares redeemed	(1,804,623)	(4,794,108)

Change in shares	(1,524,692)	(2,882,261)

See accompanying notes to the financial statements.

6

AZL JPMorgan International Opportunities Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$16.49		$17.09	$18.71	$15.85	$13.42	$15.62

Investment Activities:
Net Investment Income/(Loss)	0.26		0.30	0.48	0.27	0.26	0.21
Net Realized and Unrealized Gains/(Losses) on Investments	(0.97)		(0.17)	(1.85)	2.98	2.44	(2.31)

Total from Investment Activities	(0.71)		0.13	(1.37)	3.25	2.70	(2.10)

Dividends to Shareholders From:
Net Investment Income	—		(0.44)	(0.25)	(0.39)	(0.27)	(0.10)
Net Realized Gains	—		(0.29)	—	—	—	—

Total Dividends	—		(0.73)	(0.25)	(0.39)	(0.27)	(0.10)

Net Asset Value, End of Period	$15.78		$16.49	$17.09	$18.71	$15.85	$13.42

Total Return(a)	(4.31	)%(b)	0.78%	(7.39)%	20.69%	20.26%	(13.41)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$466,461		$512,788	$580,733	$671,572	$578,791	$398,683
Net Investment Income/(Loss)(c)	3.20%		1.45%	2.52%	1.49%	2.08%	1.88%
Expenses Before Reductions(c)(d)	1.28%		1.27%	1.29%	1.29%	1.30%	1.32%
Expenses Net of Reductions(c)	1.18%		1.17%	1.19%	1.19%	1.20%	1.21%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.18%		1.17%	1.19%	1.19%	1.20%	1.21%
Portfolio Turnover Rate	18	%(b)	42%	50%	42%	37%	128	%(f)

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Effective May 1, 2001, the Subadviser changed from Morgan Stanley Management, Inc. to J.P. Morgan Investment Management, Inc. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2011 as compared to prior years.

See accompanying notes to the financial statements.

7

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL JPMorgan International Opportunities Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $13 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $10,495 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2016, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $129 million as of June 30, 2016. The monthly average amount for these contracts was $162 million for the period ended June 30, 2016.

Futures Contracts

During the period ended June 30, 2016, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty meet the terms of the contract. The notional amount of futures contracts outstanding was $12.1 million as June 30, 2016. The monthly average notional amount for these contracts was $2.0 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on Statement of Operations.

9

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$122,844	Payable for variation margin on futures contracts	$314,313

Foreign Exchange Risk Exposure

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	2,520,385	Unrealized depreciation on forward currency contracts	999,494

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$—	$(191,469)

Foreign Exchange Risk Exposure

Foreign Currency Contracts	Net Realized gains/(losses) on forward currency contracts/ Change in unrealized appreciation/depreciation investments	2,646,220	322,135

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL JPMorgan International Opportunities Fund	0.95%	1.39%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

10

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $2,814 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

11

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Banks	$5,285,109	$36,826,857	$42,111,966
All Other Common Stocks+	—	410,111,670	410,111,670
Securities Held as Collateral for Securities on Loan	—	2,320,340	2,320,340
Unaffiliated Investment Company	12,067,149	—	12,067,149

Total Investment Securities	17,352,258	449,258,867	466,611,125

Other Financial Instruments:*
Futures Contracts	(191,469)	—	(191,469)
Forward Currency Contracts	—	1,520,891	1,520,891

Total Investments	$17,160,789	$450,779,758	$467,940,547

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contacts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan International Opportunities Fund	$86,569,319	$113,364,605

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $458,084,332. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$56,688,988
Unrealized depreciation	(48,162,195)

Net unrealized appreciation/(depreciation)	$8,526,793

12

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL JPMorgan International Opportunities Fund	$13,524,195	$8,717,774	$22,241,969

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL JPMorgan International Opportunities Fund	$5,893,498	$8,430,405	$—	$31,561,503	$45,885,406

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, AZL International Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® JPMorgan U.S. Equity Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL JPMorgan U.S. Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL JPMorgan U.S. Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL JPMorgan U.S. Equity Fund	$1,000.00	$998.20	$5.07	1.02%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,019.77	$5.12	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	21.1%
Financials	17.5
Consumer Discretionary	16.3
Health Care	15.5
Industrials	9.0
Energy	7.3
Consumer Staples	6.4
Materials	3.0
Telecommunication Services	2.0
Utilities	1.4

Total Common Stocks	99.5
Securities Held as Collateral for Securities on Loan	7.7
Money Market	0.7
Total Investment Securities	107.9
Net other assets (liabilities)	(7.9)

Net Assets	100.0%

1

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks (99.5%):
Aerospace & Defense (2.6%):
64,832	Honeywell International, Inc.	$7,541,258
2,469	Northrop Grumman Corp.	548,809
16,134	United Technologies Corp.	1,654,542

		9,744,609

Airlines (1.7%):
107,863	Delta Air Lines, Inc.^	3,929,449
58,399	United Continental Holdings, Inc.*	2,396,695

		6,326,144

Auto Components (0.3%):
19,025	Delphi Automotive plc	1,190,965

Automobiles (2.4%):
315,401	General Motors Co.	8,925,848

Banks (5.9%):
255,425	Bank of America Corp.	3,389,490
143,973	Citigroup, Inc.	6,103,015
141,201	KeyCorp	1,560,271
995	SVB Financial Group*	94,684
227,471	Wells Fargo & Co.	10,766,203
13,471	Zions Bancorp^	338,526

		22,252,189

Beverages (3.5%):
72,758	Coca-Cola Co. (The)	3,298,120
48,954	Molson Coors Brewing Co., Class B	4,950,718
46,979	PepsiCo, Inc.	4,976,955

		13,225,793

Biotechnology (3.4%):
15,759	Alexion Pharmaceuticals, Inc.*	1,840,021
8,533	Biogen Idec, Inc.*	2,063,450
8,129	BioMarin Pharmaceutical, Inc.*^	632,436
24,226	Celgene Corp.*	2,389,410
47,657	Gilead Sciences, Inc.	3,975,548
23,404	Vertex Pharmaceuticals, Inc.*	2,013,212

		12,914,077

Building Products (0.9%):
31,467	Allegion plc	2,184,754
42,502	Masco Corp.	1,315,012

		3,499,766

Capital Markets (3.8%):
6,670	BlackRock, Inc., Class A	2,284,675
73,016	Charles Schwab Corp. (The)	1,848,035
30,607	Goldman Sachs Group, Inc. (The)	4,547,588
17,581	Invesco, Ltd.	449,019
197,728	Morgan Stanley	5,136,973

		14,266,290

Chemicals (1.5%):
10,754	CF Industries Holdings, Inc.^	259,171
23,984	Dow Chemical Co. (The)^	1,192,245
18,665	E.I. du Pont de Nemours & Co.	1,209,492
33,433	Eastman Chemical Co.	2,270,101
32,835	Mosaic Co. (The)^	859,620

		5,790,629

Shares		Fair Value

Common Stocks, continued
Construction Materials (1.0%):
7,409	Martin Marietta Materials, Inc.^	$1,422,528
19,496	Vulcan Materials Co.^	2,346,539

		3,769,067

Consumer Finance (0.6%):
42,098	Discover Financial Services	2,256,032

Containers & Packaging (0.4%):
26,585	Crown Holdings, Inc.*	1,347,062

Diversified Financial Services (0.7%):
10,816	Intercontinental Exchange, Inc.	2,768,463

Diversified Telecommunication Services (1.5%):
130,452	AT&T, Inc.	5,636,831

Electric Utilities (1.1%):
6,716	Edison International	521,632
18,242	NextEra Energy, Inc.	2,378,756
30,320	Xcel Energy, Inc.	1,357,730

		4,258,118

Electronic Equipment, Instruments & Components (0.6%):
38,301	TE Connectivity, Ltd.	2,187,370

Food & Staples Retailing (0.7%):
9,014	Costco Wholesale Corp.	1,415,558
31,344	Kroger Co. (The)	1,153,146

		2,568,704

Food Products (1.0%):
84,989	Mondelez International, Inc., Class A	3,867,849

Health Care Equipment & Supplies (0.9%):
144,883	Boston Scientific Corp.*	3,385,916

Health Care Providers & Services (4.5%):
31,174	Aetna, Inc.	3,807,281
2,881	Anthem, Inc.	378,391
3,000	Cigna Corp.	383,970
9,690	Humana, Inc.	1,743,037
17,323	McKesson Corp.	3,233,338
54,072	UnitedHealth Group, Inc.	7,634,966

		17,180,983

Hotels, Restaurants & Leisure (1.1%):
47,808	Royal Caribbean Cruises, Ltd.^	3,210,307
10,249	Starbucks Corp.	585,423
8,292	Yum! Brands, Inc.	687,573

		4,483,303

Household Durables (1.8%):
80,685	D.R. Horton, Inc.	2,539,964
28,539	Harman International Industries, Inc.	2,049,671
1,782	Mohawk Industries, Inc.*	338,152
26,360	PulteGroup, Inc.^	513,756
53,612	Toll Brothers, Inc.*^	1,442,699

		6,884,242

Household Products (0.8%):
20,748	Kimberly-Clark Corp.	2,852,435

Industrial Conglomerates (1.1%):
136,447	General Electric Co.^	4,295,352

Continued

2

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Insurance (6.0%):
29,587	American International Group, Inc.	$1,564,856
34,240	Arthur J. Gallagher & Co.	1,629,824
74,607	Chubb, Ltd.	9,751,881
80,120	Marsh & McLennan Cos., Inc.	5,485,016
92,030	MetLife, Inc.	3,665,555
10,886	XL Group plc	362,613

		22,459,745

Internet & Catalog Retail (2.0%):
10,521	Amazon.com, Inc.*	7,529,038

Internet Software & Services (5.7%):
10,122	Alphabet, Inc., Class A*	7,121,131
12,103	Alphabet, Inc., Class C*	8,376,486
53,426	Facebook, Inc., Class A*	6,105,523

		21,603,140

IT Services (3.4%):
29,624	Accenture plc, Class A	3,356,102
53,268	Fidelity National Information Services, Inc.	3,924,786
21,639	MasterCard, Inc., Class A	1,905,530
9,447	PayPal Holdings, Inc.*	344,910
46,229	Visa, Inc., Class A^	3,428,805

		12,960,133

Life Sciences Tools & Services (0.4%):
11,261	Illumina, Inc.*^	1,580,819

Machinery (1.6%):
27,154	PACCAR, Inc.^	1,408,478
1,400	Snap-On, Inc.	220,948
40,534	Stanley Black & Decker, Inc.	4,508,191

		6,137,617

Media (5.8%):
8,409	CBS Corp., Class B	457,786
12,941	Charter Communications, Inc., Class A*	2,958,835
46,570	Comcast Corp., Class A	3,035,898
44,492	DISH Network Corp., Class A*	2,331,381
94,122	Time Warner, Inc.	6,921,732
185,805	Twenty-First Century Fox, Inc.	5,026,025
42,720	Twenty-First Century Fox, Inc., Class B	1,164,120

		21,895,777

Metals & Mining (0.1%):
31,862	United States Steel Corp.^	537,193

Multi-Utilities (0.3%):
10,971	CMS Energy Corp.	503,130
5,334	Public Service Enterprise Group, Inc.	248,618
3,595	Sempra Energy	409,902

		1,161,650

Oil, Gas & Consumable Fuels (7.3%):
48,379	Cabot Oil & Gas Corp.^	1,245,275
2,471	Concho Resources, Inc.*^	294,716
27,098	Diamondback Energy, Inc.*^	2,471,609
62,901	EOG Resources, Inc.	5,247,202
27,273	EQT Corp.	2,111,748
22,790	Marathon Petroleum Corp.	865,108

Shares or Principal Amount		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
133,043	Occidental Petroleum Corp.	$10,052,730
27,855	Pioneer Natural Resources Co.	4,211,955
7,181	Transcanada Corp.	324,725
12,462	Valero Energy Corp.	635,562

		27,460,630

Pharmaceuticals (6.3%):
21,226	Allergan plc*	4,905,116
69,752	Bristol-Myers Squibb Co.	5,130,260
55,593	Eli Lilly & Co.	4,377,949
272,707	Pfizer, Inc.	9,602,014

		24,015,339

Real Estate Investment Trusts (REITs) (0.5%):
6,957	AvalonBay Communities, Inc.	1,254,973
13,673	Kimco Realty Corp.	429,059
2,314	SL Green Realty Corp.^	246,372

		1,930,404

Road & Rail (1.1%):
8,075	Canadian Pacific Railway, Ltd.	1,039,979
36,484	Union Pacific Corp.	3,183,229

		4,223,208

Semiconductors & Semiconductor Equipment (5.1%):
52,961	Broadcom, Ltd.	8,230,139
51,264	Lam Research Corp.^	4,309,252
35,081	NXP Semiconductors NV*	2,748,246
61,353	Texas Instruments, Inc.	3,843,765

		19,131,402

Software (4.0%):
29,846	Adobe Systems, Inc.*	2,858,948
231,238	Microsoft Corp.	11,832,449
4,924	Workday, Inc., Class A*^	367,675

		15,059,072

Specialty Retail (2.9%):
30,550	Best Buy Co., Inc.^	934,830
103,449	Lowe’s Cos., Inc.	8,190,057
23,350	TJX Cos., Inc. (The)	1,803,321

		10,928,208

Technology Hardware, Storage & Peripherals (2.3%):
84,453	Apple, Inc.	8,073,706
64,110	HP, Inc.	804,581

		8,878,287

Tobacco (0.4%):
13,627	Philip Morris International, Inc.	1,386,138

Wireless Telecommunication Services (0.5%):
41,089	T-Mobile US, Inc.*^	1,777,921

Total Common Stocks (Cost $321,523,622)		376,533,758

Securities Held as Collateral for Securities on Loan (7.7%):
$29,038,799	AZL JPMorgan U.S. Equity Fund Securities Lending Collateral Account(a)	29,038,799

Total Securities Held as Collateral for Securities on Loan (Cost $29,038,799)		29,038,799

Continued

3

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Unaffiliated Investment Company (0.7%):
2,450,910	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	$2,450,910

Total Unaffiliated Investment Company (Cost $2,450,910)		2,450,910

Total Investment Securities (Cost $353,013,331)(c) — 107.9%		408,023,467
Net other assets (liabilities) — (7.9)%		(29,708,015)

Net Assets — 100.0%		$378,315,452

Percentages indicated are based on net assets as of June 30, 2016.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $28,498,371.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $90,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/19/16	2	$209,020	$2,426

See accompanying notes to the financial statements.

4

AZL JPMorgan U.S. Equity Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$353,013,331

Investment securities, at value*	$408,023,467
Cash	23,031
Segregated cash for collateral	90,000
Interest and dividends receivable	370,366
Receivable for capital shares issued	14,867
Receivable for investments sold	3,916,069
Receivable for variation margin on futures contracts	2,340
Reclaims receivable	36,267
Prepaid expenses	2,231

Total Assets	412,478,638

Liabilities:
Payable for investments purchased	4,061,730
Payable for capital shares redeemed	715,630
Payable for collateral received on loaned securities	29,038,799
Manager fees payable	223,514
Administration fees payable	11,192
Distribution fees payable	78,363
Custodian fees payable	11,360
Administrative and compliance services fees payable	266
Trustee fees payable	2,707
Other accrued liabilities	19,625

Total Liabilities	34,163,186

Net Assets	$378,315,452

Net Assets Consist of:
Capital	$287,278,701
Accumulated net investment income/(loss)	4,596,126
Accumulated net realized gains/(losses) from investment transactions	31,434,895
Net unrealized appreciation/(depreciation) on investments	55,005,730

Net Assets	$378,315,452

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,253,430
Net Asset Value (offering and redemption price per share)	$16.27

*	Includes securities on loan of $28,498,371.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$3,522,905
Interest	3
Income from securities lending	108,305
Foreign tax reclaims received	14,495

Total Investment Income	3,645,708

Expenses:
Manager fees	1,517,437
Administration fees	52,056
Distribution fees	474,200
Custodian fees	22,319
Administrative and compliance services fees	3,054
Trustee fees	10,987
Professional fees	12,179
Shareholder reports	8,928
Other expenses	5,249

Total expenses before reductions	2,106,409
Less expenses voluntarily waived/reimbursed by the Manager	(164,814)

Net expenses	1,941,595

Net Investment Income/(Loss)	1,704,113

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	3,214,019
Net realized gains/(losses) on futures contracts	(172,986)
Change in net unrealized appreciation/depreciation on investments	(6,390,522)

Net Realized/Unrealized Gains/(Losses) on Investments	(3,349,489)

Change in Net Assets Resulting From Operations	$(1,645,376)

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL JPMorgan U.S. Equity Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,704,113	$2,867,844
Net realized gains/(losses) on investment transactions	3,041,033	49,163,032
Change in unrealized appreciation/depreciation on investments	(6,390,522)	(49,691,928)

Change in net assets resulting from operations	(1,645,376)	2,338,948

Distributions to Shareholders:
From net investment income	—	(5,000,659)

Change in net assets resulting from distributions to shareholders	—	(5,000,659)

Capital Transactions:
Proceeds from shares issued	4,410,981	11,666,040
Proceeds from dividends reinvested	—	5,000,659
Value of shares redeemed	(34,242,859)	(115,532,954)

Change in net assets resulting from capital transactions	(29,831,878)	(98,866,255)

Change in net assets	(31,477,254)	(101,527,966)
Net Assets:
Beginning of period	409,792,706	511,320,672

End of period	$378,315,452	$409,792,706

Accumulated net investment income/(loss)	$4,596,126	$2,892,013

Share Transactions:
Shares issued	282,843	709,716
Dividends reinvested	—	318,108
Shares redeemed	(2,175,445)	(6,911,509)

Change in shares	(1,892,602)	(5,883,685)

See accompanying notes to the financial statements.

6

AZL JPMorgan U.S. Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$16.30		$16.48	$14.54	$10.72		$9.22	$9.50

Investment Activities:
Net Investment Income/(Loss)	0.08		0.15	0.18	0.11		0.11	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	(0.11)		(0.14)	1.88	3.83		1.47	(0.30)

Total from Investment Activities	(0.03)		0.01	2.06	3.94		1.58	(0.21)

Dividends to Shareholders From:
Net Investment Income	—		(0.19)	(0.12)	(0.12)		(0.08)	(0.07)

Total Dividends	—		(0.19)	(0.12)	(0.12)		(0.08)	(0.07)

Net Asset Value, End of Period	$16.27		$16.30	$16.48	$14.54		$10.72	$9.22

Total Return(a)	(0.18	)%(b)	0.12%	14.18%	36.90	%(c)	17.13%	(2.20)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$378,315		$409,793	$511,321	$507,810		$393,725	$312,277
Net Investment Income/(Loss)(d)	0.90%		0.62%	1.02%	0.83%		1.16%	0.90%
Expenses Before Reductions(d)(e)	1.11%		1.11%	1.10%	1.11%		1.12%	1.13%
Expenses Net of Reductions(d)	1.02%		1.02%	1.01%	1.01%		1.03%	1.08%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.02%		1.02%	1.01%	1.02%		1.04%	1.08%
Portfolio Turnover Rate	31	%(b)	71%	77%	81%		71%	81%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2013, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL JPMorgan U.S. Equity Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $38 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $9,694 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2016, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $.2 million as of June 30, 2016. The monthly average notional amount for these contracts was $.4 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$2,426	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

9

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$(172,986)	$19,316

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL JPMorgan U.S. Equity Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.75% on the first $100 million of assets and 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $2,256 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

10

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

During the period ended June 30, 2016, the Fund paid approximately $61 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$376,533,758	$—	$376,533,758
Securities Held as Collateral for Securities on Loan	—	29,038,799	29,038,799
Unaffiliated Investment Company	2,450,910	—	2,450,910

Total Investment Securities	378,984,668	29,038,799	408,023,467

Other Financial Instruments:*
Futures Contracts	2,426	—	2,426

Total Investments	$378,987,094	$29,038,799	$408,025,893

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan U.S. Equity Fund	$119,330,062	$145,003,948

11

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $359,830,568. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$66,367,440
Unrealized depreciation	(18,174,541)

Net unrealized appreciation/(depreciation)	$48,192,899

During the year ended December 31, 2015, the Fund utilized $17,053,090 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL JPMorgan U.S. Equity Fund	$5,000,659	$—	$5,000,659

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL JPMorgan U.S. Equity Fund	$2,892,016	$33,640,535	$—	$56,149,576	$92,682,127

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, AZL S&P 500 Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® MetWest Total Return Bond Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MetWest Total Return Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MetWest Total Return Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MetWest Total Return Bond Fund	$1,000.00	$1,044.00	$4.32	0.85%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MetWest Total Return Bond Fund	$1,000.00	$1,020.62	$4.27	0.85%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	36.6%
U.S. Treasury Obligations	30.5
Corporate Bonds	20.5
Collateralized Mortgage Obligations	12.0
Asset Backed Securities	7.6
Yankee Dollars	1.5
Money Markets	1.5
Municipal Bonds	0.6
Securities Held as Collateral for Securities on Loan	0.1

Total Investment Securities	110.9
Net other assets (liabilities)	(10.9)

Net Assets	100.0%

1

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (7.6%):
$1,000,000	Chase Issuance Trust, Class A2, Series 2007-A2, 0.49%, 4/15/19(a)	$999,309
1,040,000	Dryden Senior Loan Fund LLC, Class A, Series 2015-37A, 2.13%, 4/15/27, Callable 1/15/17 @ 100(a)(b)	1,037,909
1,357,818	Goal Capital Funding Trust, Class A3, Series 2005-2, 0.80%, 5/28/30(a)	1,334,481
1,000,000	Magnetite CLO, Ltd., Class A1, Series 2014-9A, 2.06%, 7/25/26, Callable 7/25/16 @ 100(a)(b)	997,184
1,000,000	Magnetite CLO, Ltd., Class A1, Series 2014-11A, 2.08%, 1/18/27, Callable 10/18/16 @ 100(a)(b)	996,890
1,040,000	Magnetite CLO, Ltd., Class A, Series 2015-12A, 2.13%, 4/15/27, Callable 10/15/16 @ 100(a)(b)	1,037,450
811,922	Navient Student Loan Trust, Class A, Series 2014-2, 1.09%, 3/25/43, Callable 6/25/33 @ 100(a)	774,438
781,840	Navient Student Loan Trust, Class A, Series 2014-3, 1.07%, 3/25/43, Callable 10/25/32 @ 100(a)	745,870
520,457	Navient Student Loan Trust, Class A, Series 2014-4, 1.07%, 3/25/43, Callable 12/25/32 @ 100(a)	500,263
1,829,585	Nelnet Student Loan Trust, Class A2, Series 2015-2A, 1.05%, 9/25/42, Callable 7/25/33 @ 100(a)(b)	1,727,015
2,615,000	SLC Student Loan Trust, Class A6, Series 2006-1, 0.81%, 12/15/38, Callable 9/15/29 @ 100(a)	2,241,995
1,736,036	SLC Student Loan Trust, Class A4A, Series 2008-1, 2.25%, 12/15/32, Callable 12/15/25 @ 100(a)	1,743,292
946,155	SLM Student Loan Trust, Class B, Series 2003-7, 1.22%, 9/15/39, Callable 9/15/27 @ 100(a)	820,699
921,759	SLM Student Loan Trust, Class A5, Series 2003-11, 0.70%, 12/15/22(a)(b)	914,151
528,082	SLM Student Loan Trust, Class A5B, Series 2004-10, 1.04%, 4/25/23(a)(b)	527,763
197,995	SLM Student Loan Trust, Class B, Series 2005-6, 0.93%, 1/25/44, Callable 10/25/30 @ 100(a)	167,605
204,131	SLM Student Loan Trust, Class B, Series 2006-10, 0.86%, 3/25/44, Callable 10/25/31 @ 100(a)	171,038
201,592	SLM Student Loan Trust, Class B, Series 2007-1, 0.86%, 1/27/42, Callable 1/25/32 @ 100(a)	167,260
1,220,000	SLM Student Loan Trust, Class B, Series 2008-5, 2.49%, 7/25/29, Callable 1/25/23 @ 100(a)	1,096,504
1,633,715	SLM Student Loan Trust, Class A, Series 2008-9, 2.14%, 4/25/23, Callable 1/25/23 @ 100(a)	1,632,637
240,000	SLM Student Loan Trust, Class B, Series 2008-9, 2.89%, 10/25/29, Callable 1/25/23 @ 100(a)	227,481
1,820,502	SLM Student Loan Trust, Class A, Series 2009-3, 1.20%, 1/25/45, Callable 12/25/33 @ 100(a)(b)	1,733,875
1,602,982	SLM Student Loan Trust, Class A, Series 2012-2, 1.15%, 1/25/29, Callable 2/25/24 @ 100(a)	1,534,645
988,722	SLM Student Loan Trust, Class A, Series 2012-3, 1.10%, 12/26/25, Callable 3/25/24 @ 100(a)	951,133
1,569,323	SLM Student Loan Trust, Class A, Series 2013-4, 1.00%, 6/25/27, Callable 5/25/24 @ 100(a)	1,499,348

Principal Amount		Fair Value
Asset Backed Securities, continued
$1,918,893	SLM Student Loan Trust, Class A2, Series 2014-2, 0.80%, 10/25/21, Callable 9/25/24 @ 100(a)	$1,909,062
775,000	Trust Company of The West, 2.51%, 8/28/26	791,227
1,970,000	Wachovia Student Loan Trust, Class A6, Series 2006-1, 0.81%, 4/25/40, Callable 10/25/26 @ 100(a)(b)	1,729,584

Total Asset Backed Securities (Cost $31,016,504)		30,010,108

Collateralized Mortgage Obligations (12.0%):
159,348	7 WTC Depositor LLC Trust, Class A, Series 2012-7WTC, 4.08%, 3/13/31(b)	161,241
1,150,000	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 0.91%, 7/25/35, Callable 10/25/17 @ 100(a)	1,110,903
1,319,910	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 1.17%, 4/25/35, Callable 7/25/16 @ 100(a)	1,307,578
210,000	Babson CLO, Ltd., Class A, Series 2015-IA, 2.05%, 4/20/27, Callable 10/20/16 @ 100(a)(b)	208,564
360,000	Banc of America Merrill Lynch Large Loan, Class A, Series 2014-520M, 4.33%, 8/15/46(a)(b)	400,949
1,196,729	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 2.97%, 7/25/35, Callable 1/25/17 @ 100(a)	1,124,461
375,000	Citigroup Commercial Mortgage Trust, Class A, Series 2013-375P, 3.25%, 5/10/35(b)	397,906
1,553,291	Citigroup Mortgage Loan Trust, Inc., Class A4, Series 2006-WFH3, 0.69%, 10/25/36, Callable 4/25/21 @ 100(a)	1,524,189
1,896,743	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 2.93%, 4/25/37, Callable 11/25/25 @ 100(a)	1,727,264
390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.73%, 8/10/49(a)(b)	424,905
385,000	Commercial Mortgage Trust, Class A, Series 2015-3BP, 3.18%, 2/10/35(b)	405,531
360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(b)	407,655
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.54%, 2/10/36(a)(b)	395,665
1,375,778	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.48%, 2/25/37, Callable 9/25/25 @ 100(a)	983,008
860,000	Federal Home Loan Mortgage Corp., Class A3, Series K151, 3.51%, 4/25/30	946,539
1,603,468	Federal National Mortgage Association, Class A3, Series 2015-M2, 3.15%, 12/25/24(a)	1,716,735
713,908	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FFH3, 0.96%, 9/25/35, Callable 2/25/17 @ 100(a)	711,516
1,548,928	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 0.94%, 9/25/35, Callable 10/25/16 @ 100(a)	1,518,203
1,857,399	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 05-AA12, 2.50%, 2/25/36, Callable 11/25/22 @ 100(a)	1,624,518

Continued

2

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,120,318	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 2.93%, 8/25/35, Callable 10/25/16 @ 100(a)	$976,852
1,929,969	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 2.59%, 3/25/36, Callable 12/25/17 @ 100(a)	1,638,987
1,697,889	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 2.58%, 4/25/36, Callable 12/25/17 @ 100(a)	1,434,978
1,744,874	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.33%, 4/19/36, Callable 9/19/18 @ 100(a)	1,486,401
1,551,757	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.22%, 9/19/35, Callable 1/19/18 @ 100(a)	1,476,588
996,167	Honda Auto Receivables Owner Trust, Class A2, Series 2015-4, 0.82%, 7/23/18, Callable 1/21/19 @ 100(a)	995,858
12,464	JPMorgan Chase Commercial Mortgage Securities Corp., Class A2, Series 2011-C3, 3.67%, 1/15/18(b)	12,499
365,000	Liberty Street Trust, Class A, Series 2016-225L, 3.60%, 2/10/36(b)	395,764
1,154,455	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 0.57%, 7/25/37, Callable 11/25/23 @ 100(a)	705,982
2,097,813	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 6.02%, 6/12/50(a)	2,150,393
2,016,949	Morgan Stanley Capital I Trust, Class A3, Series 2011-C1, 4.70%, 9/15/47(b)	2,154,511
605,598	Morgan Stanley Mortgage Loan Trust, Class 1A2, Series 2005-6AR, 0.72%, 11/25/35, Callable 10/25/18 @ 100(a)	601,851
1,642,420	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 1.16%, 6/26/47(a)(b)	1,580,867
1,381,726	MortgageIT Trust, Class 2A, Series 2005-2, 2.11%, 5/25/35, Callable 7/25/16 @ 100(a)	1,344,302
1,168,703	Newcastle Mortgage Securities Trust, Class A4, Series 2006-1, 0.73%, 3/25/36, Callable 7/25/16 @ 100(a)	1,145,568
958,930	Nissan Auto Receivables Owner Trust, Class A2A, Series 2015-C, 0.87%, 11/15/18, Callable 11/15/19 @ 100(a)	958,769
1,283,640	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 1/25/17 @ 100(a)	1,259,127
385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(a)(b)	424,030
2,228,921	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 0.63%, 12/25/36, Callable 8/25/22 @ 100(a)	1,662,064
451,804	Toyota Auto Receivables Owner Trust, Class A3, Series 14-A, 0.67%, 12/15/17, Callable 10/15/17 @ 100	451,500

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,430,312	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 0.68%, 4/25/45, Callable 8/25/17 @ 100(a)	$1,333,510
1,628,429	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 0.74%, 7/25/45, Callable 1/25/17 @ 100(a)	1,511,248
1,607,175	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 2.80%, 3/25/35, Callable 2/25/22 @ 100(a)	1,615,519
1,374,301	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 2.86%, 3/25/36, Callable 6/25/19 @ 100(a)	1,344,739
1,481,307	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 2.81%, 9/25/36, Callable 12/25/16 @ 100(a)	1,385,648

Total Collateralized Mortgage Obligations (Cost $47,347,865)		47,144,885

Corporate Bonds (20.5%):
Airlines (0.8%):
1,453,990	Continental Airlines 2009-2, Series A, 7.25%, 11/10/19	1,661,183
432,504	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	467,105
948,087	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	1,064,228

		3,192,516

Automobiles (0.1%):
400,000	General Motors Co., 3.50%, 10/2/18	411,830

Banks (3.7%):
500,000	Bank of America Corp., 5.00%, 5/13/21, MTN	559,840
1,000,000	Bank of America Corp., Series G, 3.50%, 4/19/26	1,033,388
2,000,000	Bank of America NA, 5.30%, 3/15/17	2,053,934
350,000	Bank of America NA, Series BKNT, 6.10%, 6/15/17	364,949
2,000,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	2,180,189
2,000,000	Citigroup, Inc., 1.36%, 11/24/17(a)	2,001,906
700,000	Citigroup, Inc., 5.50%, 9/13/25	784,659
1,000,000	Discover Bank, 2.00%, 2/21/18	1,003,235
1,415,000	JPMorgan Chase & Co., 2.55%, 10/29/20, Callable 9/29/20 @ 100	1,445,691
500,000	JPMorgan Chase Capital XXI, Series U, 1.59%, 2/2/37, Callable 8/8/16 @ 100, MTN(a)	381,250
850,000	KeySpan Gas East Corp., 5.82%, 4/1/41(b)	1,053,547
255,000	Wells Fargo & Co., 2.50%, 3/4/21	261,486
1,815,000	Wells Fargo & Co., 3.00%, 4/22/26	1,850,122

		14,974,196

Beverages (0.7%):
709,000	Anheuser-Busch InBev NV, 3.65%, 2/1/26, Callable 1/11/25 @ 100	759,513
616,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 1/8/45 @ 100	721,855
400,000	DS Services Holdings, Inc., 10.00%, 9/1/21, Callable 1/9/17 @ 105(b)	449,000
795,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100	794,216

		2,724,584

Continued

3

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology (0.8%):
$500,000	Abbvie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	$507,021
600,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	634,531
700,000	Amgen, Inc., 4.40%, 5/1/45, Callable 1/11/44 @ 100	727,202
720,000	Celgene Corp., 3.88%, 8/15/25, Callable 5/15/25 @ 100	767,997
500,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 1/9/45 @ 100	568,552

		3,205,303

Capital Markets (1.4%):
1,500,000	Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	1,597,932
400,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 8/4/24 @ 100	424,124
400,000	Morgan Stanley, 4.75%, 3/22/17	409,920
1,750,000	Morgan Stanley, 1.37%, 1/5/18(a)	1,751,289
500,000	Morgan Stanley, 5.50%, 7/24/20	561,058
780,000	Morgan Stanley, 2.50%, 4/21/21	788,159

		5,532,482

Consumer Finance (0.6%):
1,660,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1,710,199
600,000	General Motors Financial Co., Inc., 3.10%, 1/15/19, Callable 7/15/18 @ 100	612,935

		2,323,134

Diversified Financial Services (0.3%):
400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	443,949
575,000	Berkshire Hathaway, Inc., 4.50%, 2/11/43	657,065

		1,101,014

Diversified Telecommunication Services (0.9%):
500,000	AT&T, Inc., 3.80%, 3/15/22	531,162
835,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	855,769
100,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 1/4/19 @ 104.41(b)	103,750
380,000	CCO Holdings LLC / CAP Corp., 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(b)	391,400
180,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 8/15/17 @ 102.69	181,800
700,000	Verizon Communications, Inc., 3.85%, 11/1/42, Callable 1/5/42 @ 100	658,321
800,000	Verizon Communications, Inc., 4.86%, 8/21/46	874,469

		3,596,671

Electric Utilities (2.2%):
780,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 1/3/44 @ 100(b)	847,189
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	582,607
800,000	Cleco Power LLC, 6.00%, 12/1/40	1,005,758
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 1/6/44 @ 100	1,101,198

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(b)	$1,076,888
350,000	El Paso Electric Co., 5.00%, 12/1/44, Callable 1/6/44 @ 100	401,427
1,000,000	IPALCO Enterprises, Inc., 5.00%, 5/1/18, Callable 1/4/18 @ 100	1,045,000
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	896,358
300,000	Midamerican Energy Co., 4.25%, 5/1/46, Callable 1/11/45 @ 100	339,303
1,500,000	Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22, Callable 1/3/22 @ 100	1,662,857

		8,958,585

Food & Staples Retailing (0.4%):
590,000	Supermarkets & Pharmacies, 2.88%, 6/1/26, Callable 1/3/26 @ 100	602,935
680,000	Walgreens Boots Alliance, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	698,047
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	322,739

		1,623,721

Food Products (0.2%):
630,000	HJ Heinz Co., 1.60%, 6/30/17(b)	632,117

Health Care Providers & Services (1.0%):
100,000	Aetna, Inc., 1.70%, 6/7/18	100,803
350,000	Aetna, Inc., 4.38%, 6/15/46, Callable 12/15/45 @ 100	363,474
380,000	Centene Escrow Corp., 6.13%, 2/15/24, Callable 2/15/19 @ 104.59(b)	403,988
420,000	DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 1/5/20 @ 102.5	416,325
375,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(b)	416,250
750,000	HCA, Inc., 6.50%, 2/15/20	829,687
96,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100(b)	95,760
425,000	Tenet Healthcare Corp., 4.15%, 6/15/20, Callable 6/15/16 @ 100(a)	419,688
620,000	UnitedHealth Group, Inc., 4.63%, 7/15/35	720,065

		3,766,040

Hotels, Restaurants & Leisure (0.2%):
175,000	Churchill Downs, Inc., 5.38%, 12/15/21, Callable 12/15/16 @ 104.03	178,719
202,000	Churchill Downs, Inc., 5.38%, 12/15/21, Callable 12/15/16 @ 104.03(b)	206,293
400,000	Hilton Worldwide Finance LLC, 5.63%, 10/15/21, Callable 10/15/16 @ 102.81	413,999

		799,011

Household Durables (0.3%):
950,000	Newell Rubbermaid, Inc., 3.15%, 4/1/21, Callable 1/3/21 @ 100	989,693

Household Products (0.1%):
200,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	208,250

Continued

4

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers (0.0%):
$104,000	Dynegy, Inc., 5.88%, 6/1/23, Callable 1/6/18 @ 102.94	$91,520

Industrial Conglomerates (0.2%):
72,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	97,378
201,000	General Electric Capital Corp., Series G, 6.88%, 1/10/39, MTN	303,399
500,000	General Electric Co., 4.50%, 3/11/44	576,990

		977,767

Insurance (1.3%):
1,900,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100(a)(b)	1,833,501
605,000	Jackson National Life Global Funding, 2.60%, 12/9/20(b)	624,723
900,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44(b)	984,561
1,000,000	Protective Life Global, 1.21%, 6/8/18(a)(b)	999,619
605,000	Protective Life Global Funding, 2.70%, 11/25/20(b)	625,529

		5,067,933

IT Services (0.1%):
520,000	First Data Corp., 5.00%, 1/15/24, Callable 1/15/19 @ 102.5(b)	521,300

Life Sciences Tools & Services (0.1%):
200,000	Quintiles Transnational, 4.88%, 5/15/23, Callable 5/15/18 @ 103.66(b)	203,000

Media (0.6%):
400,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(b)	397,000
400,000	Charter Comm OPT LLC, 4.46%, 7/23/22, Callable 5/23/22 @ 100(b)	429,894
500,000	Charter Comm OPT LLC, 6.48%, 10/23/45, Callable 4/23/45 @ 100(b)	597,011
200,000	Dish DBS Corp., 6.75%, 6/1/21	207,250
69,000	Dish DBS Corp., 7.75%, 7/1/26(b)	71,070
405,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(b)	425,250
200,000	Sirius XM Radio, Inc., 4.25%, 5/15/20, Callable 8/8/16 @ 102.13(b)	202,195

		2,329,670

Multi-Utilities (0.1%):
325,000	Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 1/8/44 @ 100	364,826

Oil, Gas & Consumable Fuels (1.1%):
350,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	321,451
1,100,000	Boardwalk Pipeline Partners LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100	1,081,934
200,000	Energy Transfer Equity LP, 5.50%, 6/1/27, Callable 5/1/17 @ 100	188,000
1,400,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 1/4/43 @ 100	1,352,881

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (1.1%):
$475,000	Noble Energy, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100	$478,339
430,000	Rockies Express Pipeline LLC, 6.85%, 7/15/18(b)	446,125
450,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100	447,956

		4,316,686

Real Estate Investment Trusts (REITs) (1.7%):
575,000	HCP, Inc., 4.00%, 12/1/22, Callable 1/10/22 @ 100	596,966
875,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	908,088
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	402,219
175,000	HCP, Inc., 3.40%, 2/1/25, Callable 1/11/24 @ 100	169,212
750,000	Highwoods Realty LP, 7.50%, 4/15/18	818,385
1,150,000	SL Green Realty Corp., 5.00%, 8/15/18, Callable 6/15/18 @ 100	1,206,094
1,500,000	WEA Finance LLC, 2.70%, 9/17/19, Callable 8/17/19 @ 100(b)	1,529,994
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,492,455

		7,123,413

Road & Rail (0.1%):
215,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 1/10/44 @ 100	234,141

Software (0.4%):
640,000	Microsoft Corp., 3.75%, 2/12/45, Callable 12/8/44 @ 100	650,354
790,000	Oracle Corp., 2.40%, 9/15/23, Callable 7/15/23 @ 100	792,812

		1,443,166

Technology Hardware, Storage & Peripherals (0.4%):
920,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	1,039,211
390,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(b)	406,570

		1,445,781

Textiles, Apparel & Luxury Goods (0.1%):
200,000	Hanesbrands, Inc., 4.88%, 5/15/26, Callable 2/15/26 @ 100(b)	200,720

Trading Companies & Distributors (0.4%):
500,000	International Lease Finance Corp., 6.75%, 9/1/16(b)	502,500
800,000	International Lease Finance Corp., 7.13%, 9/1/18(b)	878,352

		1,380,852

Wireless Telecommunication Services (0.2%):
150,000	Metropcs Wireless, Inc., 6.63%, 11/15/20, Callable 7/19/16 @ 103.31	154,688
400,000	Sprint Communications, Inc., 9.00%, 11/15/18(b)	426,000

Continued

5

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$155,000	T-Mobile USA, Inc., 6.63%, 4/28/21, Callable 4/28/17 @ 103.32	$161,975
225,000	T-Mobile USA, Inc., 6.50%, 1/15/26, Callable 1/15/21 @ 103.25^	237,375

		980,038

Total Corporate Bonds (Cost $78,701,121)		80,719,960

Yankee Dollars (1.5%):
Banks (0.4%):
400,000	Barclays plc, 3.65%, 3/16/25	384,628
1,100,000	HBOS plc, Series G, 6.75%, 5/21/18(b)	1,179,863

		1,564,491

Capital Markets (0.2%):
610,000	Credit Suisse Group AG, 3.13%, 12/10/20(b)	609,072

Diversified Financial Services (0.4%):
941,000	GE Capital International Holdings, Ltd., 4.42%, 11/15/35(b)	1,055,412
350,000	Shell International Finance BV, 4.38%, 5/11/45	379,972
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(b)	387,000

		1,822,384

Pharmaceuticals (0.5%):
500,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 12/2/20 @ 100	515,665
300,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	312,548
400,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	411,088
200,000	Grifols Worldwide OP, Ltd., 5.25%, 4/1/22, Callable 1/4/17 @ 103.94	203,500
400,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94^(b)	323,000
200,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 7/15/17 @ 103.06(b)	160,500

		1,926,301

Total Yankee Dollars (Cost $5,837,257)		5,922,248

Municipal Bonds (0.6%):
New York (0.6%):
1,125,000	New York NY, Build America Bonds, GO, 5.05%, 10/1/24	1,350,473
750,000	New York City Municipal Finance Authority Water & Sewer System Revenue, 5.95%, 6/15/42	1,108,485

		2,458,958

Total Municipal Bonds (Cost $2,244,911)		2,458,958

U.S. Government Agency Mortgages (36.6%):
Federal Home Loan Bank (2.5%)
7,880,000	0.14%, 7/7/16(c)	7,879,779
2,095,000	1.25%, 6/28/30, Callable 6/28/17 @ 100(a)	2,101,354

		9,981,133

Federal Home Loan Mortgage Corporation (16.1%)
13,100,000	0.36%, 10/20/16(c)	13,085,460
861,034	3.00%, 3/1/31, Pool #G18592	903,902

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$3,414,674	3.50%, 4/1/44, Pool #G07848	$3,660,659
3,545,412	3.50%, 1/1/45, Pool #G07924	3,788,201
3,629,604	3.50%, 4/1/45, Pool #G60023	3,885,422
3,737,480	3.50%, 6/1/45, Pool #G60080	3,993,424
412,345	3.50%, 10/1/45, Pool #G60238	440,584
1,781,754	4.00%, 11/1/45, Pool #G08677	1,908,030
3,422,191	4.00%, 12/1/45, Pool #G60344	3,727,991
1,303,199	4.00%, 12/1/45, Pool #G08682	1,395,685
2,013,157	4.00%, 1/1/46, Pool #G08688	2,155,977
1,459,963	3.50%, 1/1/46, Pool #G08687	1,542,502
3,128,877	3.50%, 2/1/46, Pool #G08693	3,305,385
1,884,054	3.00%, 2/1/46, Pool #G08692	1,955,018
1,192,553	3.50%, 3/1/46, Pool #G08698	1,260,017
1,378,839	4.00%, 3/1/46, Pool #G08699	1,476,660
2,729,157	3.00%, 4/1/46, Pool #G08701	2,830,967
5,206,275	3.50%, 4/1/46, Pool #G08702	5,502,013
3,070,000	3.00%, 6/1/46, Pool #G08710	3,185,632
3,220,000	3.50%, 6/1/46, Pool #G08711	3,402,995

		63,406,524

Federal National Mortgage Association (13.5%)
3,985,000	0.47%, 10/5/17(a)	3,980,007
1,114,229	4.12%, 4/1/20, Pool #464959	1,215,747
978,276	3.43%, 10/1/20, Pool #466386	1,056,432
1,643,302	3.67%, 10/1/20, Pool #AE0918	1,779,184
1,722,813	3.42%, 10/1/20, Pool #FN0009	1,851,503
2,491,143	3.76%, 12/1/20, Pool #FN0001	2,701,016
994,197	3.94%, 1/1/21, Pool #466969	1,093,067
1,115,530	4.62%, 4/1/21, Pool #467731	1,258,477
965,819	3.93%, 7/1/21, Pool #468518	1,065,917
1,245,000	3.06%, 5/1/22, Pool #471258	1,339,421
1,391,894	2.97%, 5/1/27, Pool #AL6829	1,476,574
720,176	3.53%, 12/1/30, Pool #AN0475	796,818
4,540,000	2.50%, 7/25/31	4,697,035
2,560,000	2.50%, 8/25/31	2,644,548
1,572,339	3.50%, 1/1/32, Pool #AB4262	1,674,893
876,418	3.00%, 10/1/33, Pool #MA1676	923,928
1,833,748	3.50%, 4/1/43, Pool #MA1404	1,954,669
1,489,859	4.00%, 2/1/46, Pool #G08694	1,595,556
3,695,000	4.00%, 7/25/46	3,961,627
800,000	3.50%, 7/25/46	844,125
7,075,000	3.00%, 7/25/46	7,342,245
2,150,000	3.00%, 8/25/46	2,227,181
4,840,000	4.50%, 8/25/46	5,280,112

		52,760,082

Government National Mortgage Association (4.5%)
2,055,306	4.00%, 1/20/46, Pool #MA3377	2,199,502
1,614,533	3.50%, 3/20/46, Pool #MA3521	1,716,674
1,593,392	3.50%, 4/20/46, Pool #MA3597	1,694,103
3,623,539	3.00%, 4/20/46, Pool #MA3596	3,793,556
1,845,479	3.50%, 5/20/46, Pool #MA3663	1,962,173
2,075,000	3.00%, 7/20/46, Pool #MA3596	2,169,550
3,645,000	3.50%, 7/20/46	3,868,683

		17,404,241

Total U.S. Government Agency Mortgages (Cost $141,972,331)		143,551,980

Continued

6

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Obligations (30.5%):
U.S. Treasury Bills (7.3%)
$3,835,000	0.17%, 7/21/16(c)	$3,834,609
4,190,000	0.22%, 8/18/16(c)	4,188,717
15,015,000	0.20%, 9/15/16(c)	15,008,544
29,000	0.26%, 9/29/16(c)	28,981
2,280,000	0.23%, 10/13/16(c)	2,278,468
3,610,000	0.23%, 10/20/16(c)	3,607,386

		28,946,705

U.S. Treasury Bonds (3.0%)
11,215,000	2.50%, 5/15/46	11,686,815

U.S. Treasury Inflation Index Bonds (1.7%)
1,155,000	0.63%, 2/15/43	1,169,905
4,490,000	1.38%, 2/15/44	5,328,571

		6,498,476

U.S. Treasury Inflation Index Notes (1.9%)
590,000	2.50%, 7/15/16	700,581
2,325,000	0.13%, 7/15/24	2,366,312
2,965,000	0.25%, 1/15/25	3,040,752
970,000	0.38%, 7/15/25	1,007,717

		7,115,362

U.S. Treasury Notes (16.6%)
22,665,000	0.75%, 10/31/17	22,719,895
8,790,000	0.75%, 2/28/18	8,814,032
2,980,000	1.38%, 5/31/21	3,033,664
19,415,000	1.13%, 6/30/21	19,511,318
10,925,000	1.63%, 5/15/26	11,058,580

		65,137,489

Total U.S. Treasury Obligations (Cost $117,643,177)		119,384,847

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.1%):
$282,691	AZL MetWest Total Return Bond Fund Securities Lending Collateral Account(d)	$282,691

Total Securities Held as Collateral for Securities on Loan (Cost $282,691)		282,691

Unaffiliated Investment Company (1.5%):
6,096,674	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(c)	6,096,674

Total Unaffiliated Investment Company (Cost $6,096,674)		6,096,674

Total Investment Securities (Cost $431,142,531)(e) — 110.9%		435,572,351
Net other assets (liabilities) — (10.9)%		(42,758,118)

Net Assets — 100.0%		$392,814,233

Percentages indicated are based on net assets as of June 30, 2016.

MTN—Medium Term Note

REMIC—Real Estate Mortgage Investment Conduit

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $269,479.

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2016. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate represents the effective yield at June 30, 2016.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note September Futures	Long	9/30/16	66	$14,475,656	$95,730
U.S. Treasury 5-Year Note September Futures	Long	9/30/16	188	22,966,844	296,202

Total					$391,932

See accompanying notes to the financial statements.

7

AZL MetWest Total Return Bond Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$431,142,531

Investment securities, at value*	$435,572,351
Interest and dividends receivable	1,518,100
Receivable for investments sold	15,661,398
Receivable for variation margin on futures contracts	23,969
Prepaid expenses	2,106

Total Assets	452,777,924

Liabilities:
Payable for investments purchased	58,363,098
Payable for capital shares redeemed	1,039,732
Payable for collateral received on loaned securities	282,691
Manager fees payable	177,769
Administration fees payable	9,463
Distribution fees payable	80,804
Custodian fees payable	2,672
Administrative and compliance services fees payable	125
Trustee fees payable	1,264
Other accrued liabilities	6,073

Total Liabilities	59,963,691

Net Assets	$392,814,233

Net Assets Consist of:
Capital	$375,254,766
Accumulated net investment income/(loss)	7,163,348
Accumulated net realized gains/(losses) from investment transactions	5,574,367
Net unrealized appreciation/(depreciation) on investments	4,821,752

Net Assets	$392,814,233

Shares of beneficial interest (unlimited number of shares authorized, no par value)	37,576,595
Net Asset Value (offering and redemption price per share)	$10.45

*	Includes securities on loan of $269,479.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Interest	$4,389,455
Dividends	6,566
Income from securities lending	1,266

Total Investment Income	4,397,287

Expenses:
Manager fees	1,156,095
Administration fees	67,281
Distribution fees	481,707
Custodian fees	9,721
Administrative and compliance services fees	2,521
Trustee fees	9,010
Professional fees	10,050
Shareholder reports	2,468
Other expenses	4,206

Total expenses before reductions	1,743,059
Less expenses voluntarily waived/reimbursed by the Manager	(96,340)

Net expenses	1,646,719

Net Investment Income/(Loss)	2,750,568

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	3,239,058
Net realized gains/(losses) on futures contracts	271,210
Change in net unrealized appreciation/depreciation on investments	10,550,959

Net Realized/Unrealized Gains/(Losses) on Investments	14,061,227

Change in Net Assets Resulting From Operations	$16,811,795

See accompanying notes to the financial statements.

8

Statements of Changes in Net Assets

	AZL MetWest Total Return Bond Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,750,568	$4,199,188
Net realized gains/(losses) on investment transactions	3,510,268	2,302,920
Change in unrealized appreciation/depreciation on investments	10,550,959	(7,165,505)

Change in net assets resulting from operations	16,811,795	(663,397)

Distributions to Shareholders:
From net investment income	—	(404,915)
From net realized gains	—	(1,184,623)

Change in net assets resulting from distributions to shareholders	—	(1,589,538)

Capital Transactions:
Proceeds from shares issued	21,252,962	30,697,489
Proceeds from dividends reinvested	—	1,589,537
Value of shares redeemed	(37,919,372)	(52,951,167)

Change in net assets resulting from capital transactions	(16,666,410)	(20,664,141)

Change in net assets	145,385	(22,917,076)
Net Assets:
Beginning of period	392,668,848	415,585,924

End of period	$392,814,233	$392,668,848

Accumulated net investment income/(loss)	$7,163,348	$4,412,780

Share Transactions:
Shares issued	2,087,943	3,036,646
Dividends reinvested	—	158,163
Shares redeemed	(3,729,356)	(5,249,979)

Change in shares	(1,641,413)	(2,055,170)

See accompanying notes to the financial statements.

9

AZL MetWest Total Return Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	November 17, 2014 to December 31, 2014 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.01		$10.07	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08		0.11	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.36		(0.13)	0.06

Total from Investment Activities	0.44		(0.02)	0.07

Dividends to Shareholders From:
Net Investment Income	—		(0.01)	—
Net Realized Gains	—		(0.03)	—

Total Dividends	—		(0.04)	—

Net Asset Value, End of Period	$10.45		$10.01	$10.07

Total Return(b)	4.40	%(c)	(0.20)%	0.70	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$392,814		$392,669	$415,586
Net Investment Income/(Loss)(d)	1.43%		1.02%	0.56%
Expenses Before Reductions(d) (e)	0.90%		0.89%	0.91%
Expenses Net of Reductions(d)	0.85%		0.84%	0.86%
Portfolio Turnover Rate	78	%(c)	256%	27	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

10

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MetWest Total Return Bond Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $3 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $111 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2016, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Interest Rate Risk Exposure

Interest Rate Contracts	Receivable for variation margin on futures contracts	$391,932	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Interest Rate Risk Exposure

Interest Rate Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$271,210	$423,579

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Metropolitan West Asset Management, LLC (“MetWest”), MetWest provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The

12

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MetWest Total Return Bond Fund	0.60%	0.91%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $2,266 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing

13

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Asset Backed Securities	$—	$30,010,108	$30,010,108
Collateralized Mortgage Obligations	—	47,144,885	47,144,885
Corporate Bonds+	—	80,719,960	80,719,960
Municipal Bonds	—	2,458,958	2,458,958
Securities Held as Collateral for Securities on Loan	—	282,691	282,691
U.S. Government Agency Mortgages	—	139,571,973	139,571,973
U.S. Government Agency Mortgages	—	3,980,007	3,980,007
U.S. Treasury Obligations	—	119,384,847	119,384,847
Yankee Dollars+	—	5,922,248	5,922,248
Unaffiliated Investment Company	6,096,674	—	6,096,674

Total Investment Securities	6,096,674	429,475,677	435,572,351

Other Financial Instruments:*
Futures Contracts	391,932	—	391,932

Total Investments	$6,488,606	$429,475,677	$435,964,283

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MetWest Total Return Bond Fund	$272,861,803	$296,495,315

6. Investment Risks

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

14

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $431,148,151. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,490,502
Unrealized depreciation	(2,066,302)

Net unrealized appreciation/(depreciation)	$4,424,200

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MetWest Total Return Bond Fund	$1,589,538	$—	$1,589,538

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MetWest Total Return Bond Fund	$6,537,393	$32,716	$—	$(5,822,437)	$747,672

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® MFS Investors Trust Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MFS Investors Trust Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MFS Investors Trust Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MFS Investors Trust Fund	$1,000.00	$1,016.40	$5.11	1.02%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MFS Investors Trust Fund	$1,000.00	$1,019.78	$5.12	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	20.5%
Financials	18.8
Consumer Discretionary	14.8
Health Care	14.7
Consumer Staples	10.0
Industrials	9.8
Energy	5.3
Materials	4.0
Utilities	1.4

Total Common Stocks	99.3
Securities Held as Collateral for Securities on Loan	17.1
Money Market	0.1

Total Investment Securities	116.5
Net other assets (liabilities)	(16.5)

Net Assets	100.0%

1

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (3.1%):
42,368	Honeywell International, Inc.	$4,928,246
37,667	United Technologies Corp.	3,862,751

		8,790,997

Banks (7.6%):
414,960	Bank of America Corp.	5,506,519
53,143	BB&T Corp.	1,892,422
148,632	JPMorgan Chase & Co.	9,235,993
112,509	Wells Fargo & Co.	5,325,051

		21,959,985

Beverages (1.8%):
76,016	Diageo plc	2,126,634
28,895	Pernod Ricard SA	3,218,084

		5,344,718

Capital Markets (4.7%):
13,057	BlackRock, Inc., Class A	4,472,414
47,770	Blackstone Group LP (The)^	1,172,276
29,774	Goldman Sachs Group, Inc. (The)	4,423,821
85,540	Morgan Stanley	2,222,329
24,280	State Street Corp.	1,309,178

		13,600,018

Chemicals (2.7%):
46,065	Monsanto Co.	4,763,581
10,592	Sherwin Williams Co.	3,110,553

		7,874,134

Construction & Engineering (0.8%):
46,362	Fluor Corp.	2,284,719

Consumer Finance (1.5%):
70,657	American Express Co.	4,293,119

Containers & Packaging (1.3%):
76,506	Crown Holdings, Inc.*	3,876,559

Diversified Financial Services (1.3%):
57,395	NASDAQ OMX Group, Inc. (The)^	3,711,735

Electric Utilities (0.7%):
28,399	American Electric Power Co., Inc.	1,990,486

Energy Equipment & Services (2.3%):
16,519	National-Oilwell Varco, Inc.^	555,864
77,266	Schlumberger, Ltd.	6,110,195

		6,666,059

Food & Staples Retailing (1.0%):
17,569	Costco Wholesale Corp.	2,759,036

Food Products (4.4%):
57,465	Danone SA	4,051,443
22,969	General Mills, Inc.	1,638,149
19,992	Mead Johnson Nutrition Co.^	1,814,274
106,907	Mondelez International, Inc., Class A	4,865,338

		12,369,204

Health Care Equipment & Supplies (4.5%):
43,893	Abbott Laboratories^	1,725,434
49,056	Medtronic plc	4,256,589
33,754	St. Jude Medical, Inc.	2,632,812

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
35,171	Stryker Corp.^	$4,214,541

		12,829,376

Health Care Providers & Services (1.1%):
16,848	McKesson Corp.^	3,144,679

Hotels, Restaurants & Leisure (0.5%):
43,128	Aramark Holdings Corp.	1,441,338

Household Durables (2.1%):
121,841	Newell Rubbermaid, Inc.	5,917,817

Household Products (2.4%):
43,738	Colgate-Palmolive Co.	3,201,621
12,731	Kimberly-Clark Corp.	1,750,258
22,192	Procter & Gamble Co. (The)	1,878,997

		6,830,876

Industrial Conglomerates (3.2%):
90,731	Danaher Corp.	9,163,831

Insurance (1.2%):
26,172	Chubb, Ltd.	3,420,942

Internet Software & Services (4.1%):
9,275	Alphabet, Inc., Class A*^	6,525,240
7,445	Alphabet, Inc., Class C*	5,152,685

		11,677,925

IT Services (10.6%):
49,531	Accenture plc, Class A	5,611,367
93,711	Cognizant Technology Solutions Corp., Class A*^	5,364,018
74,412	Fidelity National Information Services, Inc.^	5,482,676
21,641	Gartner, Inc.*	2,108,050
52,072	MasterCard, Inc., Class A	4,585,460
105,539	Visa, Inc., Class A^	7,827,827

		30,979,398

Life Sciences Tools & Services (2.5%):
49,469	Thermo Fisher Scientific, Inc.^	7,309,539

Media (6.0%):
87,671	Comcast Corp., Class A	5,715,273
63,743	Time Warner, Inc.	4,687,660
121,775	Twenty-First Century Fox, Inc.^	3,294,014
35,653	Walt Disney Co. (The)	3,487,576

		17,184,523

Multiline Retail (0.8%):
32,724	Target Corp.^	2,284,790

Multi-Utilities (0.4%):
27,272	CMS Energy Corp.	1,250,694

Oil, Gas & Consumable Fuels (3.0%):
91,741	Enterprise Products Partners LP	2,684,342
55,889	EOG Resources, Inc.^	4,662,261
15,508	Occidental Petroleum Corp.^	1,171,784

		8,518,387

Personal Products (0.4%):
14,093	Estee Lauder Co., Inc. (The), Class A^	1,282,745

Pharmaceuticals (6.6%):
14,318	Allergan plc*	3,308,747

Continued

2

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
44,713	Bristol-Myers Squibb Co.^	$3,288,641
53,844	Eli Lilly & Co.	4,240,215
55,490	Johnson & Johnson Co.	6,730,937
30,700	Zoetis, Inc.	1,457,022

		19,025,562

Real Estate Investment Trusts (REITs) (2.5%):
62,151	American Tower Corp.^	7,060,975

Road & Rail (1.6%):
79,824	Canadian National Railway Co.	4,714,405

Semiconductors & Semiconductor Equipment (2.7%):
36,717	Broadcom, Ltd.	5,705,822
32,947	Texas Instruments, Inc.	2,064,130

		7,769,952

Software (0.7%):
20,055	Adobe Systems, Inc.*	1,921,068

Specialty Retail (3.0%):
5,028	AutoZone, Inc.*^	3,991,428
81,594	Ross Stores, Inc.^	4,625,563

		8,616,991

Technology Hardware, Storage & Peripherals (2.4%):
27,829	Apple, Inc.	2,660,453
69,683	EMC Corp.	1,893,287
125,600	Hewlett Packard Enterprise Co.	2,294,712

		6,848,452

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (2.4%):
21,052	LVMH Moet Hennessy Louis Vuitton SA	$3,187,187
25,781	Nike, Inc., Class B	1,423,111
39,955	VF Corp.^	2,456,833

		7,067,131

Trading Companies & Distributors (1.1%):
13,670	W.W. Grainger, Inc.^	3,106,508

Total Common Stocks (Cost $184,504,664)		284,888,673

Preferred Stock (0.3%):
Electric Utilities (0.3%):
17,417	Exelon Corp., 6.59%^	859,355

Total Preferred Stock (Cost $878,329)		859,355

Securities Held as Collateral for Securities on Loan (17.1%):
$49,217,739	AZL MFS Investors Trust Fund Securities Lending Collateral Account(a)	49,217,739

Total Securities Held as Collateral for Securities on Loan (Cost $49,217,739)		49,217,739

Unaffiliated Investment Company (0.1%):
344,944	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	344,944

Total Unaffiliated Investment Company (Cost $344,944)		344,944

Total Investment Securities (Cost $234,945,676)(c) — 116.5%		335,310,711
Net other assets (liabilities) — (16.5)%		(47,471,786)

Net Assets — 100.0%		$287,838,925

Percentages indicated are based on net assets as of June 30, 2016.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $48,294,592.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Canada	1.4%
France	3.1%
Ireland (Republic of)	1.7%
Netherlands	1.8%
Singapore	1.7%
Switzerland	1.0%
United Kingdom	0.6%
United States	88.7%

100.0%

See accompanying notes to the financial statements.

3

AZL MFS Investors Trust Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$234,945,676

Investment securities, at value*	$335,310,711
Cash	38,230
Interest and dividends receivable	268,812
Receivable for investments sold	2,269,836
Reclaims receivable	3,798
Prepaid expenses	1,730

Total Assets	337,893,117

Liabilities:
Payable for investments purchased	95,495
Payable for capital shares redeemed	481,578
Payable for collateral received on loaned securities	49,217,739
Manager fees payable	170,212
Administration fees payable	8,446
Distribution fees payable	59,326
Custodian fees payable	4,934
Administrative and compliance services fees payable	182
Trustee fees payable	1,851
Other accrued liabilities	14,429

Total Liabilities	50,054,192

Net Assets	$287,838,925

Net Assets Consist of:
Capital	$153,132,807
Accumulated net investment income/(loss)	2,938,391
Accumulated net realized gains/(losses) from investment transactions	31,402,661
Net unrealized appreciation/(depreciation) on investments	100,365,066

Net Assets	$287,838,925

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,552,524
Net Asset Value (offering and redemption price per share)	$19.78

*	Includes securities on loan of $48,294,592.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$2,542,824
Income from securities lending	58,939
Foreign withholding tax	(47,340)

Total Investment Income	2,554,423

Expenses:
Manager fees	1,079,083
Administration fees	39,828
Distribution fees	359,694
Custodian fees	9,989
Administrative and compliance services fees	2,151
Trustee fees	7,732
Professional fees	8,594
Shareholder reports	7,309
Other expenses	3,610

Total expenses before reductions	1,517,990
Less expenses voluntarily waived/reimbursed by the Manager	(47,075)

Net expenses	1,470,915

Net Investment Income/(Loss)	1,083,508

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,537,422
Change in net unrealized appreciation/depreciation on investments	391,589

Net Realized/Unrealized Gains/(Losses) on Investments	2,929,011

Change in Net Assets Resulting From Operations	$4,012,519

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL MFS Investors Trust Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,083,508	$1,857,670
Net realized gains/(losses) on investment transactions	2,537,422	30,477,358
Change in unrealized appreciation/depreciation on investments	391,589	(31,926,241)

Change in net assets resulting from operations	4,012,519	408,787

Distributions to Shareholders:
From net investment income	—	(2,561,782)
From net realized gains	—	(45,376,358)

Change in net assets resulting from distributions to shareholders	—	(47,938,140)

Capital Transactions:
Proceeds from shares issued	1,445,077	3,271,281
Proceeds from dividends reinvested	—	47,938,140
Value of shares redeemed	(25,258,275)	(67,365,455)

Change in net assets resulting from capital transactions	(23,813,198)	(16,156,034)

Change in net assets	(19,800,679)	(63,685,387)
Net Assets:
Beginning of period	307,639,604	371,324,991

End of period	$287,838,925	$307,639,604

Accumulated net investment income/(loss)	$2,938,391	$1,854,883

Share Transactions:
Shares issued	77,065	144,216
Dividends reinvested	—	2,528,383
Shares redeemed	(1,331,121)	(3,047,210)

Change in shares	(1,254,056)	(374,611)

See accompanying notes to the financial statements.

5

AZL MFS Investors Trust Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$19.46		$22.95	$21.30	$16.29	$13.79	$14.20

Investment Activities:
Net Investment Income/(Loss)	0.08		0.14	0.19	0.16	0.15	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.24		(0.23)	2.07	5.00	2.46	(0.44)

Total from Investment Activities	0.32		(0.09)	2.26	5.16	2.61	(0.32)

Dividends to Shareholders From:
Net Investment Income	—		(0.18)	(0.16)	(0.15)	(0.11)	(0.09)
Net Realized Gains	—		(3.22)	(0.45)	—	—	—

Total Dividends	—		(3.40)	(0.61)	(0.15)	(0.11)	(0.09)

Net Asset Value, End of Period	$19.78		$19.46	$22.95	$21.30	$16.29	$13.79

Total Return(a)	1.64	%(b)	—	10.75%	31.77%	18.95%	(2.22)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$287,839		$307,640	$371,325	$406,853	$326,492	$272,336
Net Investment Income/(Loss)(c)	0.75%		0.55%	0.72%	0.77%	1.01%	0.79%
Expenses Before Reductions(c) (d)	1.05%		1.05%	1.05%	1.06%	1.07%	1.09%
Expenses Net of Reductions(c)	1.02%		1.02%	1.02%	1.02%	1.03%	1.05%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.02%		1.02%	1.02%	1.02%	1.03%	1.05%
Portfolio Turnover Rate	4	%(b)	17%	21%	21%	31%	22%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MFS Investors Trust Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $35 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $5,121 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Massachusetts Financial Services Company (“MFS”), MFS provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MFS Investors Trust Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses

8

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,712 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

9

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Beverages	$—	$5,344,718	$5,344,718
Food Products	8,317,761	4,051,443	12,369,204
Textiles, Apparel & Luxury Goods	3,879,944	3,187,187	7,067,131
Other Common Stocks+	260,107,620	—	260,107,620
Preferred Stock+	859,355	—	859,355
Securities Held as Collateral for Securities on Loan	—	49,217,739	49,217,739
Unaffiliated Investment Company	344,944	—	344,944

Total Investment Securities	$273,509,624	$61,801,087	$335,310,711

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Investors Trust Fund	$12,333,544	$40,490,350

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $236,363,431. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$102,688,528
Unrealized depreciation	(3,741,248)

Net unrealized appreciation/(depreciation)	$98,947,280

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MFS Investors Trust Fund	$4,268,227	$43,669,913	$47,938,140

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MFS Investors Trust Fund	$2,400,477	$31,233,679	$—	$97,059,443	$130,693,599

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

10

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, AZL S&P 500 Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® MFS Mid Cap Value Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MFS Mid Cap Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MFS Mid Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MFS Mid Cap Value Fund	$1,000.00	$1,059.80	$5.43	1.06%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MFS Mid Cap Value Fund	$1,000.00	$1,019.57	$5.32	1.06%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	25.5%
Industrials	15.1
Consumer Discretionary	12.4
Health Care	10.4
Utilities	8.7
Information Technology	7.4
Energy	7.3
Consumer Staples	7.1
Materials	4.5
Telecommunication Services	0.9

Total Common Stocks and Preferred Stocks	99.3
Securities Held as Collateral for Securities on Loan	29.0
Money Market	1.0

Total Investment Securities	129.3
Net other assets (liabilities)	(29.3)

Net Assets	100.0%

1

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (1.6%):
12,873	L-3 Communications Holdings, Inc.	$1,888,340
13,497	Rockwell Collins, Inc.^	1,149,135

		3,037,475

Airlines (0.9%):
11,071	Alaska Air Group, Inc.^	645,329
28,933	Delta Air Lines, Inc.^	1,054,029

		1,699,358

Auto Components (1.0%):
20,641	BorgWarner, Inc.^	609,322
22,062	Delphi Automotive plc	1,381,082

		1,990,404

Automobiles (0.5%):
20,401	Harley-Davidson, Inc.^	924,165

Banks (6.9%):
43,142	BB&T Corp.	1,536,287
71,320	Citizens Financial Group, Inc.	1,424,974
29,891	Comerica, Inc.	1,229,417
109,697	Fifth Third Bancorp	1,929,569
153,131	Huntington Bancshares, Inc.^	1,368,991
104,663	KeyCorp^	1,156,526
11,147	M&T Bank Corp.	1,317,910
27,339	SunTrust Banks, Inc.	1,123,086
30,186	Wintrust Financial Corp.	1,539,486

		12,626,246

Beverages (1.4%):
34,318	Coca-Cola European Partners plc	1,224,809
12,022	Molson Coors Brewing Co., Class B	1,215,785

		2,440,594

Building Products (1.7%):
32,628	Armstrong World Industries, Inc.*^	1,277,386
35,394	Owens Corning, Inc.	1,823,499

		3,100,885

Capital Markets (2.6%):
5,184	Affiliated Managers Group, Inc.*^	729,752
29,816	Apollo Global Management LLC, Class A	451,712
19,668	Northern Trust Corp.	1,303,202
26,439	Raymond James Financial, Inc.^	1,303,443
32,809	TD Ameritrade Holding Corp.^	934,236

		4,722,345

Chemicals (3.4%):
15,189	AkzoNobel NV	955,454
15,930	Albemarle Corp.	1,263,408
65,757	Axalta Coating Systems, Ltd.*^	1,744,534
16,796	Celanese Corp., Series A	1,099,298
17,032	Sensient Technologies Corp.^	1,209,953

		6,272,647

Commercial Services & Supplies (1.8%):
19,062	Clean Harbors, Inc.*^	993,321
41,119	Pitney Bowes, Inc.	731,918
37,961	Tyco International plc	1,617,139

		3,342,378

Shares		Fair Value
Common Stocks, continued
Consumer Finance (1.0%):
33,496	Discover Financial Services	$1,795,051

Containers & Packaging (1.1%):
29,161	Berry Plastics Group, Inc.*^	1,132,905
72,026	Graphic Packaging Holding Co.	903,206

		2,036,111

Distributors (0.9%):
52,928	LKQ Corp.*	1,677,818

Diversified Consumer Services (0.3%):
38,554	Houghton Mifflin Harcourt Co.*^	602,599

Diversified Financial Services (1.2%):
33,516	NASDAQ OMX Group, Inc. (The)	2,167,480

Diversified Telecommunication Services (0.5%):
178,047	Frontier Communications Corp.^	879,552

Electric Utilities (2.7%):
24,094	Eversource Energy	1,443,231
31,489	Exelon Corp.	1,144,940
17,417	FirstEnergy Corp.	608,027
22,468	Pinnacle West Capital Corp.	1,821,256

		5,017,454

Electrical Equipment (1.1%):
20,923	Eaton Corp. plc	1,249,731
13,232	Regal-Beloit Corp.^	728,422

		1,978,153

Electronic Equipment, Instruments & Components (0.5%):
31,247	Keysight Technologies, Inc.*	908,975

Energy Equipment & Services (1.4%):
55,692	Forum Energy Technologies, Inc.*^	964,028
54,487	Frank’s International NV^	796,055
27,902	Oil States International, Inc.*^	917,418

		2,677,501

Food & Staples Retailing (0.2%):
18,313	US Foods Holding Corp.*	443,907

Food Products (5.5%):
33,086	Archer-Daniels-Midland Co.	1,419,059
19,829	Bunge, Ltd.	1,172,885
38,698	Flowers Foods, Inc.^	725,588
10,415	JM Smucker Co. (The)	1,587,350
17,505	Kellogg Co.	1,429,283
40,717	Pinnacle Foods, Inc.^	1,884,790
11,791	TreeHouse Foods, Inc.*^	1,210,346
12,970	Tyson Foods, Inc., Class A	866,266

		10,295,567

Health Care Equipment & Supplies (3.7%):
8,132	Cooper Cos., Inc. (The)	1,395,207
18,880	DENTSPLY SIRONA, Inc.	1,171,315
17,044	STERIS plc	1,171,775
7,086	Teleflex, Inc.^	1,256,419
16,242	Zimmer Holdings, Inc.^	1,955,212

		6,949,928

Health Care Providers & Services (3.9%):
19,864	AmerisourceBergen Corp.^	1,575,612
29,617	Community Health Systems, Inc.*	356,885

Continued

2

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
15,815	LifePoint Hospitals, Inc.*^	$1,033,827
14,631	MEDNAX, Inc.*^	1,059,723
11,766	Molina Healthcare, Inc.*^	587,123
17,675	Quest Diagnostics, Inc.^	1,438,922
8,631	Universal Health Services, Inc., Class B	1,157,417

		7,209,509

Health Care Technology (0.6%):
45,010	IMS Health Holdings, Inc.*	1,141,454

Hotels, Restaurants & Leisure (1.6%):
43,348	Aramark Holdings Corp.	1,448,690
7,919	DineEquity, Inc.^	671,373
12,624	Royal Caribbean Cruises, Ltd.^	847,702

		2,967,765

Household Durables (2.3%):
47,458	Newell Rubbermaid, Inc.	2,305,035
24,074	Toll Brothers, Inc.*^	647,831
7,209	Whirlpool Corp.	1,201,308

		4,154,174

Independent Power and Renewable Electricity Producers (1.4%):
91,101	AES Corp. (The)	1,136,941
75,645	Calpine Corp.*^	1,115,764
20,127	Dynegy, Inc.*^	346,989

		2,599,694

Insurance (6.8%):
25,384	Allied World Assurance Co. Holdings AG	891,994
26,153	Arthur J. Gallagher & Co.	1,244,883
7,734	Everest Re Group, Ltd.	1,412,769
10,178	Hanover Insurance Group, Inc. (The)	861,262
41,796	Hartford Financial Services Group, Inc. (The)	1,854,907
28,231	Lincoln National Corp.	1,094,516
47,355	Third Point Reinsurance, Ltd.*^	555,001
46,874	UnumProvident Corp.	1,490,124
28,743	Validus Holdings, Ltd.	1,396,622
52,126	XL Group plc	1,736,316

		12,538,394

IT Services (3.3%):
26,045	Amdocs, Ltd.	1,503,317
23,873	Fidelity National Information Services, Inc.	1,758,964
36,475	First Data Corp., Class A*	403,778
45,942	Sabre Corp.	1,230,786
120,805	Xerox Corp.	1,146,439

		6,043,284

Life Sciences Tools & Services (2.0%):
26,013	Agilent Technologies, Inc.	1,153,937
28,991	PerkinElmer, Inc.	1,519,708
33,833	VWR Corp.*	977,774

		3,651,419

Machinery (5.0%):
80,167	Allison Transmission Holdings, Inc.^	2,263,114
11,223	Cummins, Inc.	1,261,914
17,370	Deere & Co.^	1,407,665
12,369	Joy Global, Inc.^	261,481
18,323	Pentair plc^	1,068,048

Shares		Fair Value
Common Stocks, continued
Machinery, continued
17,104	Stanley Black & Decker, Inc.	$1,902,307
23,523	Xylem, Inc.	1,050,302

		9,214,831

Media (1.9%):
44,737	Discovery Communications, Inc., Class A*^	1,128,715
63,619	Interpublic Group of Cos., Inc. (The)	1,469,598
30,951	Quebecor, Inc., Class B	886,984

		3,485,297

Multiline Retail (0.3%):
16,780	Kohl’s Corp.^	636,298

Multi-Utilities (4.6%):
34,263	CMS Energy Corp.	1,571,301
18,130	DTE Energy Co.	1,797,046
40,029	NiSource, Inc.	1,061,569
22,681	NorthWestern Corp.	1,430,491
32,927	Public Service Enterprise Group, Inc.	1,534,727
17,666	WEC Energy Group, Inc.^	1,153,590

		8,548,724

Oil, Gas & Consumable Fuels (5.9%):
47,948	Cabot Oil & Gas Corp.^	1,234,182
7,988	Cimarex Energy Co.	953,128
24,737	Energen Corp.^	1,192,571
21,781	EQT Corp.	1,686,503
32,233	Hess Corp.^	1,937,202
34,459	HollyFrontier Corp.^	819,090
16,906	Noble Energy, Inc.	606,418
17,563	PDC Energy, Inc.*^	1,011,804
9,813	Pioneer Natural Resources Co.	1,483,824

		10,924,722

Pharmaceuticals (0.2%):
24,976	Endo International plc*	389,376

Professional Services (0.7%):
23,383	Nielsen Holdings plc^	1,215,215

Real Estate Investment Trusts (REITs) (6.0%):
49,531	Annaly Capital Management, Inc.^	548,308
65,795	Corporate Office Properties Trust	1,945,558
70,118	DDR Corp.	1,271,941
21,038	EPR Properties^	1,697,346
126,324	Gramercy Property Trust, Inc.^	1,164,707
130,381	Medical Properties Trust, Inc.^	1,983,095
14,338	Mid-America Apartment Communities, Inc.	1,525,563
27,920	Weyerhaeuser Co.	831,178

		10,967,696

Real Estate Management & Development (0.5%):
29,989	Realogy Holdings Corp.*^	870,281

Road & Rail (1.1%):
11,520	Kansas City Southern	1,037,837
38,918	Knight Transportation, Inc.^	1,034,440

		2,072,277

Semiconductors & Semiconductor Equipment (1.7%):
19,210	Analog Devices, Inc.	1,088,054
35,028	Maxim Integrated Products, Inc.	1,250,149

Continued

3

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
17,381	Microchip Technology, Inc.	$882,260

		3,220,463

Software (1.3%):
13,090	NICE Systems, Ltd., ADR	835,797
46,338	Symantec Corp.^	951,783
16,172	Verint Systems, Inc.*	535,778

		2,323,358

Specialty Retail (2.3%):
1,547	AutoZone, Inc.*	1,228,070
36,531	Gap, Inc. (The)^	775,188
49,289	Sally Beauty Holdings, Inc.*^	1,449,590
28,366	Urban Outfitters, Inc.*^	780,065

		4,232,913

Technology Hardware, Storage & Peripherals (0.6%):
38,184	NCR Corp.*	1,060,370

Textiles, Apparel & Luxury Goods (1.3%):
42,420	Hanesbrands, Inc.^	1,066,015
13,724	PVH Corp.	1,293,212

		2,359,227

Thrifts & Mortgage Finance (0.5%):
61,204	New York Community Bancorp, Inc.^	917,448

Trading Companies & Distributors (1.2%):
14,819	Brenntag AG	716,023
38,229	Univar, Inc.*^	722,910
13,006	WESCO International, Inc.*^	669,679

		2,108,612

Total Common Stocks (Cost $167,966,667)		182,439,394

Shares or Principal Amount		Fair Value
Preferred Stock (0.4%):
Diversified Telecommunication Services (0.4%):
7,988	Frontier Communications Corp., Class A, 12.45%^	$757,422

Total Preferred Stock (Cost $798,800)		757,422

Securities Held as Collateral for Securities on Loan (29.0%):
$53,522,128	AZL MFS Mid Cap Value Fund Securities Lending Collateral Account(a)	53,522,128

Total Securities Held as Collateral for Securities on Loan (Cost $53,522,128)		53,522,128

Unaffiliated Investment Company (1.0%):
1,810,535	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	1,810,535

Total Unaffiliated Investment Company (Cost $1,810,535)		1,810,535

Total Investment Securities (Cost $224,098,130)(c) — 129.3%		238,529,479
Net other assets (liabilities) — (29.3)%		(53,976,676)

Net Assets — 100.0%		$184,552,803

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $53,035,105.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

4

AZL MFS Mid Cap Value Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$224,098,130

Investment securities, at value*	$238,529,479
Interest and dividends receivable	241,330
Receivable for investments sold	1,725,143
Reclaims receivable	1,902
Prepaid expenses	1,098

Total Assets	240,498,952

Liabilities:
Payable for investments purchased	1,908,533
Payable for capital shares redeemed	339,942
Payable for collateral received on loaned securities	53,522,128
Manager fees payable	114,565
Administration fees payable	5,621
Distribution fees payable	38,188
Custodian fees payable	6,124
Administrative and compliance services fees payable	105
Trustee fees payable	1,163
Other accrued liabilities	9,780

Total Liabilities	55,946,149

Net Assets	$184,552,803

Net Assets Consist of:
Capital	$157,027,008
Accumulated net investment income/(loss)	2,828,679
Accumulated net realized gains/(losses) from investment transactions	10,265,794
Net unrealized appreciation/(depreciation) on investments	14,431,322

Net Assets	$184,552,803

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,404,962
Net Asset Value (offering and redemption price per share)	$9.04

*	Includes securities on loan of $53,035,105.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$2,199,559
Income from securities lending	69,807
Foreign withholding tax	(8,712)

Total Investment Income	2,260,654

Expenses:
Manager fees	694,317
Administration fees	26,816
Distribution fees	231,439
Custodian fees	12,887
Administrative and compliance services fees	1,393
Trustee fees	4,967
Professional fees	5,505
Shareholder reports	5,600
Other expenses	2,307

Total expenses	985,231

Net Investment Income/(Loss)	1,275,423

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(719,476)
Change in net unrealized appreciation/depreciation on investments	10,284,547

Net Realized/Unrealized Gains/(Losses) on Investments	9,565,071

Change in Net Assets Resulting From Operations	$10,840,494

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL MFS Mid Cap Value Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,275,423	$1,407,968
Net realized gains/(losses) on investment transactions	(719,476)	11,641,789
Change in unrealized appreciation/depreciation on investments	10,284,547	(17,406,421)

Change in net assets resulting from operations	10,840,494	(4,356,664)

Distributions to Shareholders:
From net investment income	—	(1,323,010)
From net realized gains	—	(59,738,141)

Change in net assets resulting from distributions to shareholders	—	(61,061,151)

Capital Transactions:
Proceeds from shares issued	3,031,119	5,974,464
Proceeds from dividends reinvested	—	61,061,151
Value of shares redeemed	(23,500,668)	(38,878,640)

Change in net assets resulting from capital transactions	(20,469,549)	28,156,975

Change in net assets	(9,629,055)	(37,260,840)
Net Assets:
Beginning of period	194,181,858	231,442,698

End of period	$184,552,803	$194,181,858

Accumulated net investment income/(loss)	$2,828,679	$1,553,256

Share Transactions:
Shares issued	353,517	530,965
Dividends reinvested	—	7,108,400
Shares redeemed	(2,704,732)	(3,330,682)

Change in shares	(2,351,215)	4,308,683

See accompanying notes to the financial statements.

6

AZL MFS Mid Cap Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$8.53		$12.55	$11.85		$8.84	$7.66	$8.02

Investment Activities:
Net Investment Income/(Loss)	0.07		0.07	0.10		0.04	0.07	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.44		(0.36)	1.18		3.04	1.16	(0.34)

Total from Investment Activities	0.51		(0.29)	1.28		3.08	1.23	(0.29)

Dividends to Shareholders From:
Net Investment Income	—		(0.08)	(0.04)		(0.07)	(0.05)	(0.07)
Net Realized Gains	—		(3.65)	(0.54)		—	—	—

Total Dividends	—		(3.73)	(0.58)		(0.07)	(0.05)	(0.07)

Net Asset Value, End of Period	$9.04		$8.53	$12.55		$11.85	$8.84	$7.66

Total Return(a)	5.98	%(b)	(2.51)%	10.90%		34.91%	16.03%	(3.57)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$184,553		$194,182	$231,443		$231,133	$169,131	$132,790
Net Investment Income/(Loss)(c)	1.38%		0.65%	0.76%		0.38%	0.88%	0.62%
Expenses Before Reductions(c) (d)	1.06%		1.07%	1.05%		1.06%	1.07%	1.08%
Expenses Net of Reductions(c)	1.06%		1.07%	1.05%		1.05%	1.05%	1.06%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.06%		1.07%	1.05%		1.06%	1.07%	1.08%
Portfolio Turnover Rate	19	%(b)	47%	136	%(f)	59%	50%	53%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Effective January 24, 2014, the Sub adviser changed from Columbia Management Investment Advisers, LLC to Massachusetts Financial Services Company. Cost of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2014 as compared to prior years.

See accompanying notes to the financial statements.

7

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MFS Mid Cap Value Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $41 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $5,488 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Columbia Management Investment Advisers, LLC (“CMIA”), CMIA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MFS Mid Cap Value Fund	0.75%	1.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

9

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,096 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short.

Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

10

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Chemicals	$5,317,193	$955,454	$6,272,647
Trading Companies & Distributors	1,392,589	716,023	2,108,612
Other Common Stocks+	174,058,135	—	174,058,135
Preferred Stock	757,422	—	757,422
Securities Held as Collateral for Securities on Loan	—	53,522,128	53,522,128
Unaffiliated Investment Company	1,810,535	—	1,810,535

Total Investment Securities	$183,335,874	$55,193,605	$238,529,479

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Mid Cap Value Fund	$34,612,051	$52,375,193

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $225,201,626. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$25,251,909
Unrealized depreciation	(11,924,056)

Net unrealized appreciation/(depreciation)	$13,327,853

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MFS Mid Cap Value Fund	$19,599,843	$41,461,308	$61,061,151

(a) Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MFS Mid Cap Value Fund	$5,407,767	$8,051,094	$—	$3,226,440	$16,685,301

(a) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

11

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, AZL Mid Cap Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® MFS Value Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MFS Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MFS Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MFS Value Fund	$1,000.00	$1,066.60	$5.24	1.02%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MFS Value Fund	$1,000.00	$1,019.81	$5.12	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	26.0%
Industrials	18.1
Health Care	15.4
Consumer Staples	12.6
Information Technology	7.6
Consumer Discretionary	7.2
Energy	5.6
Materials	3.6
Telecommunication Services	1.9
Utilities	1.1

Total Common Stocks	99.1
Securities Held as Collateral for Securities on Loan	8.8
Money Market	0.9

Total Investment Securities	108.8
Net other assets (liabilities)	(8.8)

Net Assets	100.0%

1

AZL MFS Value Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Aerospace & Defense (6.5%):
78,029	Honeywell International, Inc.	$9,076,332
28,019	Lockheed Martin Corp.	6,953,475
19,888	Northrop Grumman Corp.	4,420,705
76,803	United Technologies Corp.	7,876,148

		28,326,660

Air Freight & Logistics (1.4%):
56,708	United Parcel Service, Inc., Class B	6,108,586

Auto Components (1.4%):
35,743	Delphi Automotive plc	2,237,512
82,624	Johnson Controls, Inc.	3,656,938

		5,894,450

Automobiles (0.4%):
39,757	Harley-Davidson, Inc.^	1,800,992

Banks (11.1%):
62,676	BB&T Corp.	2,231,892
103,238	Citigroup, Inc.	4,376,259
292,060	JPMorgan Chase & Co.	18,148,608
41,896	PNC Financial Services Group, Inc.	3,409,915
191,428	U.S. Bancorp	7,720,291
250,393	Wells Fargo & Co.	11,851,101

		47,738,066

Beverages (1.1%):
173,126	Diageo plc	4,843,397

Capital Markets (4.9%):
114,044	Bank of New York Mellon Corp. (The)	4,430,609
11,450	BlackRock, Inc., Class A	3,921,969
102,021	Franklin Resources, Inc.^	3,404,441
47,256	Goldman Sachs Group, Inc. (The)	7,021,296
51,065	State Street Corp.^	2,753,425

		21,531,740

Chemicals (3.1%):
52,224	E.I. du Pont de Nemours & Co.	3,384,115
16,599	Monsanto Co.	1,716,503
82,670	PPG Industries, Inc.^	8,610,080

		13,710,698

Commercial Services & Supplies (1.4%):
140,441	Tyco International plc	5,982,787

Consumer Finance (0.8%):
57,767	American Express Co.	3,509,923

Containers & Packaging (0.5%):
41,040	Crown Holdings, Inc.*	2,079,497

Diversified Financial Services (1.6%):
20,307	Moody’s Corp.	1,902,969
64,777	NASDAQ OMX Group, Inc. (The)	4,189,129
8,073	S&P Global, Inc.	865,910

		6,958,008

Diversified Telecommunication Services (1.7%):
131,346	Verizon Communications, Inc.	7,334,361

Electric Utilities (1.1%):
42,840	Duke Energy Corp.	3,675,243
23,328	Xcel Energy, Inc.	1,044,628

		4,719,871

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.9%):
66,681	Eaton Corp. plc	$3,982,856

Energy Equipment & Services (1.5%):
48,367	National-Oilwell Varco, Inc.^	1,627,550
61,835	Schlumberger, Ltd.	4,889,911

		6,517,461

Food & Staples Retailing (1.6%):
72,304	CVS Health Corp.	6,922,385

Food Products (5.2%):
83,068	Archer-Daniels-Midland Co.	3,562,787
45,424	Danone SA	3,202,519
93,971	General Mills, Inc.	6,702,012
15,294	JM Smucker Co. (The)	2,330,959
89,042	Nestle SA, Registered Shares	6,870,425

		22,668,702

Health Care Equipment & Supplies (4.2%):
125,643	Abbott Laboratories	4,939,026
116,269	Medtronic plc	10,088,661
43,456	St. Jude Medical, Inc.	3,389,568

		18,417,255

Health Care Providers & Services (1.6%):
13,933	Cigna Corp.	1,783,285
38,618	Express Scripts Holding Co.*^	2,927,244
12,669	McKesson Corp.	2,364,669

		7,075,198

Household Durables (0.3%):
30,961	Newell Rubbermaid, Inc.	1,503,776

Household Products (0.5%):
24,869	Procter & Gamble Co. (The)	2,105,658

Industrial Conglomerates (3.6%):
52,492	3M Co., Class B	9,192,399
62,636	Danaher Corp.	6,326,236

		15,518,635

Insurance (7.6%):
62,448	Aon plc	6,821,195
62,665	Chubb, Ltd.	8,190,942
145,362	MetLife, Inc.	5,789,768
46,734	Prudential Financial, Inc.	3,334,004
76,329	Travelers Cos., Inc. (The)^	9,086,204

		33,222,113

IT Services (5.2%):
100,845	Accenture plc, Class A	11,424,730
24,636	Cognizant Technology Solutions Corp., Class A*	1,410,165
54,207	Fidelity National Information Services, Inc.	3,993,972
19,469	Fiserv, Inc.*	2,116,864
25,809	International Business Machines Corp.^	3,917,290

		22,863,021

Life Sciences Tools & Services (1.2%):
35,685	Thermo Fisher Scientific, Inc.	5,272,816

Machinery (2.9%):
17,539	Caterpillar, Inc.^	1,329,632
9,180	Cummins, Inc.^	1,032,199

Continued

2

AZL MFS Value Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
13,721	Deere & Co.^	$1,111,950
34,170	Illinois Tool Works, Inc.	3,559,147
25,299	Ingersoll-Rand plc	1,611,040
32,616	Pentair plc	1,901,187
20,040	Stanley Black & Decker, Inc.	2,228,849

		12,774,004

Media (4.1%):
84,236	Comcast Corp., Class A	5,491,345
78,909	Omnicom Group, Inc.^	6,430,293
48,339	Time Warner, Inc.	3,554,850
4,468	Time, Inc.	73,543
22,883	Viacom, Inc., Class B^	948,958
10,936	Walt Disney Co. (The)	1,069,760

		17,568,749

Multiline Retail (0.7%):
45,996	Target Corp.^	3,211,441

Oil, Gas & Consumable Fuels (4.1%):
43,387	Chevron Corp.	4,548,259
47,281	EOG Resources, Inc.	3,944,181
56,171	Exxon Mobil Corp.	5,265,471
54,790	Occidental Petroleum Corp.	4,139,932

		17,897,843

Pharmaceuticals (8.4%):
134,685	Johnson & Johnson Co.	16,337,291
110,077	Merck & Co., Inc.	6,341,536
14,169	Novartis AG, Registered Shares	1,165,954
317,821	Pfizer, Inc.^	11,190,477
4,064	Roche Holding AG	1,073,350

		36,108,608

Professional Services (0.2%):
8,015	Equifax, Inc.	1,029,126

Shares or Principal Amount		Fair Value
Common Stocks, continued
Road & Rail (1.2%):
36,664	Canadian National Railway Co.	$2,165,376
33,062	Union Pacific Corp.	2,884,659

		5,050,035

Semiconductors & Semiconductor Equipment (1.7%):
23,013	Analog Devices, Inc.	1,303,456
96,967	Texas Instruments, Inc.	6,074,983

		7,378,439

Software (0.7%):
72,341	Oracle Corp.	2,960,917

Specialty Retail (0.3%):
8,428	Advance Auto Parts, Inc.	1,362,218

Tobacco (4.2%):
47,365	Altria Group, Inc.	3,266,290
148,481	Philip Morris International, Inc.	15,103,488

		18,369,778

Wireless Telecommunication Services (0.2%):
303,667	Vodafone Group plc	924,253

Total Common Stocks (Cost $299,578,888)		431,244,323

Securities Held as Collateral for Securities on Loan (8.8%):
$38,185,426	AZL MFS Value Fund Securities Lending Collateral Account(a)	38,185,426

Total Securities Held as Collateral for Securities on Loan (Cost $38,185,426)		38,185,426

Unaffiliated Investment Company (0.9%):
3,895,607	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	3,895,607

Total Unaffiliated Investment Company (Cost $3,895,607)		3,895,607

Total Investment Securities (Cost $341,659,921)(c) — 108.8%		473,325,356
Net other assets (liabilities) — (8.8)%		(38,151,928)

Net Assets — 100.0%		$435,173,428

Percentages indicated are based on net assets as of June 30, 2016.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $37,916,807.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Canada	0.5%
France	0.7%
Ireland (Republic of)	5.3%
Netherlands	1.1%
Switzerland	3.6%
United Kingdom	3.1%
United States	85.7%

100.0%

See accompanying notes to the financial statements.

3

AZL MFS Value Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$341,659,921

Investment securities, at value*	$473,325,356
Cash	9,067
Interest and dividends receivable	617,695
Foreign currency, at value (cost $69)	70
Receivable for investments sold	256,708
Reclaims receivable	133,905
Prepaid expenses	2,513

Total Assets	474,345,314

Liabilities:
Payable for capital shares redeemed	600,856
Payable for collateral received on loaned securities	38,185,426
Manager fees payable	253,311
Administration fees payable	12,265
Distribution fees payable	89,005
Custodian fees payable	7,411
Administrative and compliance services fees payable	267
Trustee fees payable	2,767
Other accrued liabilities	20,578

Total Liabilities	39,171,886

Net Assets	$435,173,428

Net Assets Consist of:
Capital	$284,874,010
Accumulated net investment income/(loss)	11,841,511
Accumulated net realized gains/(losses) from investment transactions	6,795,262
Net unrealized appreciation/(depreciation) on investments	131,662,645

Net Assets	$435,173,428

Shares of beneficial interest (unlimited number of shares authorized, no par value)	32,335,539
Net Asset Value (offering and redemption price per share)	$13.46

*	Includes securities on loan of $37,916,807.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$5,670,444
Income from securities lending	69,682
Foreign withholding tax	(78,833)

Total Investment Income	5,661,293

Expenses:
Manager fees	1,595,000
Administration fees	58,228
Distribution fees	534,996
Custodian fees	15,535
Administrative and compliance services fees	3,240
Trustee fees	11,599
Professional fees	12,890
Shareholder reports	10,576
Other expenses	5,285

Total expenses before reductions	2,247,349
Less expenses voluntarily waived/reimbursed by the Manager	(72,150)

Net expenses	2,175,199

Net Investment Income/(Loss)	3,486,094

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	8,347,907
Change in net unrealized appreciation/depreciation on investments	15,554,055

Net Realized/Unrealized Gains/(Losses) on Investments	23,901,962

Change in Net Assets Resulting From Operations	$27,388,056

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL MFS Value Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,486,094	$6,923,658
Net realized gains/(losses) on investment transactions	8,347,907	33,263,284
Change in unrealized appreciation/depreciation on investments	15,554,055	(43,509,079)

Change in net assets resulting from operations	27,388,056	(3,322,137)

Distributions to Shareholders:
From net investment income	—	(10,562,835)

Change in net assets resulting from distributions to shareholders	—	(10,562,835)

Capital Transactions:
Proceeds from shares issued	4,290,264	5,282,656
Proceeds from dividends reinvested	—	10,562,835
Value of shares redeemed	(44,028,631)	(78,698,284)

Change in net assets resulting from capital transactions	(39,738,367)	(62,852,793)

Change in net assets	(12,350,311)	(76,737,765)
Net Assets:
Beginning of period	447,523,739	524,261,504

End of period	$435,173,428	$447,523,739

Accumulated net investment income/(loss)	$11,841,511	$8,355,417

Share Transactions:
Shares issued	340,230	409,639
Dividends reinvested	—	867,228
Shares redeemed	(3,470,859)	(6,049,488)

Change in shares	(3,130,629)	(4,772,621)

See accompanying notes to the financial statements.

5

AZL MFS Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$12.62		$13.03	$11.98	$8.98	$7.79		$8.24

Investment Activities:
Net Investment Income/(Loss)	0.13		0.22	0.28	0.16	0.15		0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.71		(0.34)	0.94	3.00	1.15		(0.50)

Total from Investment Activities	0.84		(0.12)	1.22	3.16	1.30		(0.37)

Dividends to Shareholders From:
Net Investment Income	—		(0.29)	(0.17)	(0.16)	(0.11)		(0.08)

Total Dividends	—		(0.29)	(0.17)	(0.16)	(0.11)		(0.08)

Net Asset Value, End of Period	$13.46		$12.62	$13.03	$11.98	$8.98		$7.79

Total Return(a)	6.66%(b)		(0.83)%	10.26%	35.42%	16.67%		(4.45)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$435,173		$447,524	$524,262	$549,700	$423,789		$436,251
Net Investment Income/(Loss)(c)	1.63%		1.41%	2.01%	1.46%	1.59%		1.40%
Expenses Before Reductions(c) (d)	1.05%		1.05%	1.04%	1.05%	1.06%		1.07%
Expenses Net of Reductions(c)	1.02%		1.01%	1.01%	1.01%	1.02%		1.04%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.02%		1.01%	1.01%	1.02%	1.02%		1.04%
Portfolio Turnover Rate	6	%(b)	14%	12%	17%	95	%(f)	49%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Effective September 15, 2012, the Subadviser changed from Eaton Vance Management to Massachusetts Financial Services Company. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2012 as compared to prior years.

See accompanying notes to the financial statements.

6

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MFS Value Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $46 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $5,816 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Massachusetts Financial Services Company (“MFS”), MFS provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MFS Value Fund	0.78%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and above $500 million at 0.675%. The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.75%, the next $400 million at 0.70% and above $500 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

8

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $2,532 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

9

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Beverages	$—	$4,843,397	$4,843,397
Food Products	12,595,758	10,072,944	22,668,702
Pharmaceuticals	33,869,304	2,239,304	36,108,608
Wireless Telecommunication Services	—	924,253	924,253
All Other Common Stocks+	366,699,363	—	366,699,363
Securities Held as Collateral for Securities on Loan	—	38,185,426	38,185,426
Unaffiliated Investment Company	3,895,607	—	3,895,607

Total Investment Securities	$417,060,032	$56,265,324	$473,325,356

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Value Fund	$27,167,464	$63,178,607

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $343,965,215. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$136,596,385
Unrealized depreciation	(7,236,244)

Net unrealized appreciation/(depreciation)	$129,360,141

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MFS Value Fund	$10,562,835	$—	$10,562,835

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

10

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MFS Value Fund	$8,355,416	$4,511,313	$—	$110,044,633	$122,911,362

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, AZL Russell 1000 Value Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Mid Cap Index Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Mid Cap Index Fund	$1,000.00	$1,076.80	$2.94	0.57%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Mid Cap Index Fund	$1,000.00	$1,022.04	$2.87	0.57%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	25.9%
Information Technology	16.3
Industrials	13.0
Consumer Discretionary	11.4
Health Care	8.8
Materials	6.8
Utilities	5.8
Consumer Staples	4.4
Energy	3.6
Telecommunication Services	0.2

Total Common Stocks	96.2
Securities Held as Collateral for Securities on Loan	19.7
Money Market	2.7

Total Investment Securities	118.6
Net other assets (liabilities)	(18.6)

Net Assets	100.0%

1

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (96.2%):
Aerospace & Defense (2.0%):
27,973	BE Aerospace, Inc.^	$1,291,653
12,198	Curtiss-Wright Corp.	1,027,682
8,052	Esterline Technologies Corp.*	499,546
12,791	Huntington Ingalls Industries, Inc.	2,149,271
14,371	KLX, Inc.*	445,501
16,019	Orbital ATK, Inc.	1,363,858
9,438	Teledyne Technologies, Inc.*	934,834
13,429	Triumph Group, Inc.^	476,730

		8,189,075

Airlines (0.3%):
87,675	JetBlue Airways Corp.*	1,451,898

Auto Components (0.4%):
41,026	Dana Holding Corp.	433,235
79,377	Gentex Corp.^	1,226,374

		1,659,609

Automobiles (0.2%):
12,433	Thor Industries, Inc.	804,912

Banks (5.4%):
40,932	Associated Banc-Corp.	701,984
23,033	BancorpSouth, Inc.	522,619
11,788	Bank of Hawaii Corp.^	811,014
22,336	Bank of the Ozarks, Inc.	838,047
20,232	Cathay General Bancorp	570,542
22,823	Commerce Bancshares, Inc.^	1,093,222
14,933	Cullen/Frost Bankers, Inc.^	951,680
39,182	East West Bancorp, Inc.	1,339,241
57,391	F.N.B. Corp.	719,683
63,559	First Horizon National Corp.	875,843
96,602	First Niagara Financial Group, Inc.	940,903
45,134	FirstMerit Corp.	914,866
47,386	Fulton Financial Corp.^	639,711
21,075	Hancock Holding Co.	550,268
15,181	International Bancshares Corp.	396,072
31,335	PacWest Bancorp	1,246,506
21,704	PrivateBancorp, Inc.	955,627
17,924	Prosperity Bancshares, Inc.	913,945
14,666	Signature Bank*	1,832,078
14,114	SVB Financial Group*	1,343,088
34,607	Synovus Financial Corp.	1,003,257
46,812	TCF Financial Corp.	592,172
18,395	Trustmark Corp.^	457,116
59,961	Umpqua Holdings Corp.	927,597
60,829	Valley National Bancorp^	554,760
24,963	Webster Financial Corp.^	847,494

		22,539,335

Beverages (0.1%):
2,601	Boston Beer Co., Inc. (The), Class A*^	444,849

Biotechnology (0.3%):
12,196	United Therapeutics Corp.*^	1,291,800

Building Products (0.8%):
20,392	A.O. Smith Corp.	1,796,739
10,625	Lennox International, Inc.	1,515,125

		3,311,864

Shares		Fair Value
Common Stocks, continued
Capital Markets (1.7%):
31,429	Eaton Vance Corp.^	$1,110,701
25,795	Federated Investors, Inc., Class B	742,380
40,318	Janus Capital Group, Inc.^	561,227
34,487	Raymond James Financial, Inc.	1,700,209
37,191	SEI Investments Co.	1,789,258
18,199	Stifel Financial Corp.*^	572,359
22,598	Waddell & Reed Financial, Inc., Class A^	389,138
31,272	WisdomTree Investments, Inc.^	306,153

		7,171,425

Chemicals (2.9%):
16,991	Ashland, Inc.	1,950,057
17,036	Cabot Corp.	777,864
9,462	Minerals Technologies, Inc.	537,442
2,722	NewMarket Corp.^	1,127,942
44,958	Olin Corp.^	1,116,757
23,220	PolyOne Corp.	818,273
36,226	RPM International, Inc.	1,809,489
12,395	Scotts Miracle-Gro Co. (The)	866,534
12,313	Sensient Technologies Corp.	874,716
19,928	Valspar Corp. (The)	2,152,821

		12,031,895

Commercial Services & Supplies (1.5%):
14,269	Clean Harbors, Inc.*^	743,558
27,252	Copart, Inc.*^	1,335,620
13,402	Deluxe Corp.^	889,491
16,302	Herman Miller, Inc.	487,267
12,030	HNI Corp.^	559,275
8,643	MSA Safety, Inc.	454,017
56,826	R.R. Donnelley & Sons Co.	961,495
25,593	Rollins, Inc.^	749,107

		6,179,830

Communications Equipment (1.4%):
47,839	ARRIS International plc*	1,002,705
127,486	Brocade Communications Systems, Inc.	1,170,321
35,326	Ciena Corp.*	662,363
9,642	InterDigital, Inc.	536,867
25,670	NetScout Systems, Inc.*^	571,158
9,171	Plantronics, Inc.	403,524
36,792	Polycom, Inc.*	413,910
12,248	ViaSat, Inc.*	874,507

		5,635,355

Construction & Engineering (1.0%):
41,755	Aecom Technology Corp.*	1,326,557
16,553	Emcor Group, Inc.	815,401
10,724	Granite Construction, Inc.	488,478
39,281	KBR, Inc.	520,080
6,274	Valmont Industries, Inc.	848,684

		3,999,200

Construction Materials (0.2%):
13,219	Eagle Materials, Inc., Class A	1,019,846

Consumer Finance (0.2%):
116,022	SLM Corp.*	717,016

Continued

2

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (1.6%):
17,174	AptarGroup, Inc.	$1,358,979
25,914	Bemis Co., Inc.	1,334,312
7,140	Greif, Inc., Class A	266,108
25,813	Packaging Corp. of America	1,727,664
11,018	Silgan Holdings, Inc.^	566,986
27,484	Sonoco Products Co.	1,364,855

		6,618,904

Distributors (0.3%):
11,498	Pool Corp.	1,081,157

Diversified Consumer Services (0.6%):
15,556	DeVry Education Group, Inc.^	277,519
1,177	Graham Holdings Co., Class B	576,189
53,172	Service Corp. International^	1,437,771
14,345	Sotheby’s^	393,053

		2,684,532

Diversified Financial Services (1.6%):
22,325	CBOE Holdings, Inc.	1,487,292
11,286	FactSet Research Systems, Inc.^	1,821,786
10,230	MarketAxess Holdings, Inc.	1,487,442
23,779	MSCI, Inc., Class A	1,833,836

		6,630,356

Electric Utilities (1.9%):
41,969	Great Plains Energy, Inc.	1,275,858
29,532	Hawaiian Electric Industries, Inc.	968,354
13,707	IDACORP, Inc.	1,115,064
54,685	OGE Energy Corp.	1,790,934
21,688	PNM Resources, Inc.	768,623
38,696	Westar Energy, Inc.	2,170,458

		8,089,291

Electrical Equipment (0.5%):
14,239	Hubbell, Inc.	1,501,787
12,161	Regal-Beloit Corp.	669,463

		2,171,250

Electronic Equipment, Instruments & Components (3.9%):
24,869	Arrow Electronics, Inc.*	1,539,391
35,186	Avnet, Inc.	1,425,385
11,430	Belden, Inc.	690,029
23,102	Cognex Corp.	995,696
11,125	FEI Co.	1,189,040
40,564	Ingram Micro, Inc., Class A	1,410,816
10,005	IPG Photonics Corp.*^	800,400
52,053	Jabil Circuit, Inc.	961,419
46,809	Keysight Technologies, Inc.*	1,361,674
24,081	Knowles Corp.*^	329,428
27,648	National Instruments Corp.	757,555
7,946	SYNNEX Corp.^	753,440
9,550	Tech Data Corp.*	686,168
68,568	Trimble Navigation, Ltd.*	1,670,316
30,173	VeriFone Systems, Inc.*	559,407
36,879	Vishay Intertechnology, Inc.^	456,931
14,186	Zebra Technologies Corp., Class A*^	710,719

		16,297,814

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (1.5%):
10,444	Dril-Quip, Inc.*	$610,243
82,377	Ensco plc, Class A, ADR	799,881
77,192	Nabors Industries, Ltd.	775,780
66,776	Noble Corp. plc	550,234
26,642	Oceaneering International, Inc.	795,530
14,140	Oil States International, Inc.*	464,923
40,075	Patterson-UTI Energy, Inc.^	854,399
33,985	Rowan Cos. plc, Class A^	600,175
41,043	Superior Energy Services, Inc.	755,602

		6,206,767

Food & Staples Retailing (0.8%):
10,694	Casey’s General Stores, Inc.	1,406,369
38,646	Sprouts Farmers Market, Inc.*^	884,993
72,404	Supervalu, Inc.*	341,747
13,668	United Natural Foods, Inc.*	639,662

		3,272,771

Food Products (2.9%):
24,875	Dean Foods Co.^	449,989
49,833	Flowers Foods, Inc.^	934,369
28,232	Hain Celestial Group, Inc.*	1,404,542
19,639	Ingredion, Inc.	2,541,482
5,291	Lancaster Colony Corp.	675,185
17,509	Post Holdings, Inc.*	1,447,819
21,504	Snyders-Lance, Inc.	728,771
4,968	Tootsie Roll Industries, Inc.^	191,417
15,403	TreeHouse Foods, Inc.*^	1,581,118
48,186	WhiteWave Foods Co., Class A*	2,261,851

		12,216,543

Gas Utilities (2.6%):
27,873	Atmos Energy Corp.	2,266,632
23,264	National Fuel Gas Co.	1,323,256
23,382	New Jersey Resources Corp.	901,376
14,335	ONE Gas, Inc.	954,568
47,937	Questar Corp.	1,216,162
12,938	Southwest Gas Corp.	1,018,350
46,954	UGI Corp.	2,124,669
13,761	WGL Holdings, Inc.	974,141

		10,779,154

Health Care Equipment & Supplies (4.1%):
10,641	ABIOMED, Inc.*	1,162,955
19,808	Align Technology, Inc.*	1,595,534
13,237	Cooper Cos., Inc. (The)	2,271,072
12,693	Halyard Health, Inc.*^	412,776
15,606	Hill-Rom Holdings, Inc.	787,323
24,495	IDEXX Laboratories, Inc.*	2,274,606
11,569	LivaNova plc*	581,111
38,250	ResMed, Inc.^	2,418,548
23,490	STERIS plc	1,614,937
11,912	Teleflex, Inc.	2,112,117
19,965	West Pharmaceutical Services, Inc.	1,514,944

		16,745,923

Continued

3

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (2.1%):
14,691	AmSurg Corp.*	$1,139,140
30,928	Community Health Systems, Inc.*	372,682
11,852	LifePoint Hospitals, Inc.*	774,765
25,606	MEDNAX, Inc.*^	1,854,643
11,148	Molina Healthcare, Inc.*^	556,285
17,123	Owens & Minor, Inc.^	640,058
26,847	Tenet Healthcare Corp.*	742,051
22,101	VCA Antech, Inc.*	1,494,249
12,008	WellCare Health Plans, Inc.*	1,288,218

		8,862,091

Health Care Technology (0.2%):
51,466	Allscripts Healthcare Solutions, Inc.*^	653,618

Hotels, Restaurants & Leisure (2.4%):
15,651	Brinker International, Inc.^	712,590
5,135	Buffalo Wild Wings, Inc.*^	713,508
12,322	Cheesecake Factory, Inc. (The)	593,181
3,282	Churchill Downs, Inc.	414,714
6,518	Cracker Barrel Old Country Store, Inc.^	1,117,641
13,703	Domino’s Pizza, Inc.^	1,800,300
25,053	Dunkin’ Brands Group, Inc.	1,092,812
7,271	International Speedway Corp., Class A	243,215
8,928	Jack in the Box, Inc.	767,094
6,283	Panera Bread Co., Class A*^	1,331,619
17,190	Texas Roadhouse, Inc.^	783,864
59,571	Wendy’s Co. (The)^	573,073

		10,143,611

Household Durables (1.7%):
20,381	CalAtlantic Group, Inc.^	748,187
7,702	Helen of Troy, Ltd.*	792,074
23,369	KB Home	355,442
996	NVR, Inc.*	1,773,219
16,679	Tempur Sealy International, Inc.*^	922,682
41,701	Toll Brothers, Inc.*	1,122,174
39,654	TRI Pointe Homes, Inc.*^	468,710
13,856	Tupperware Brands Corp.^	779,816

		6,962,304

Household Products (0.2%):
16,990	Energizer Holdings, Inc.	874,815

Independent Power and Renewable Electricity Producers (0.1%):
17,496	Talen Energy Corp.*	237,071

Industrial Conglomerates (0.4%):
17,552	Carlisle Cos., Inc.	1,854,895

Insurance (4.8%):
4,240	Alleghany Corp.*	2,330,218
19,503	American Financial Group, Inc.	1,441,857
16,730	Aspen Insurance Holdings, Ltd.	775,937
31,480	Brown & Brown, Inc.	1,179,556
49,385	CNO Financial Group, Inc.	862,262
16,841	Endurance Specialty Holdings, Ltd.	1,131,042
11,670	Everest Re Group, Ltd.	2,131,758
29,906	First American Financial Corp.	1,202,819
135,450	Genworth Financial, Inc., Class A*	349,461
11,776	Hanover Insurance Group, Inc. (The)	996,485

Shares		Fair Value
Common Stocks, continued
Insurance, continued
13,119	Kemper Corp.^	$406,427
8,494	Mercury General Corp.^	451,541
66,763	Old Republic International Corp.	1,287,858
13,169	Primerica, Inc.^	753,794
17,541	Reinsurance Group of America, Inc.	1,701,302
11,805	RenaissanceRe Holdings, Ltd.	1,386,379
26,855	W.R. Berkley Corp.	1,609,152

		19,997,848

Internet & Catalog Retail (0.1%):
8,716	HSN, Inc.^	426,474

Internet Software & Services (0.6%):
12,799	comScore, Inc.*^	305,640
12,688	j2 Global, Inc.^	801,501
29,261	Rackspace Hosting, Inc.*	610,384
10,570	WebMD Health Corp.*^	614,223

		2,331,748

IT Services (3.6%):
21,204	Acxiom Corp.*	466,276
32,459	Broadridge Financial Solutions, Inc.	2,116,327
37,789	Computer Sciences Corp.	1,876,224
26,557	Convergys Corp.^	663,925
24,241	CoreLogic, Inc.*	932,794
8,669	DST Systems, Inc.	1,009,332
22,561	Gartner, Inc.*	2,197,666
21,551	Jack Henry & Associates, Inc.	1,880,756
17,639	Leidos Holdings, Inc.	844,379
17,790	Maximus, Inc.^	985,032
12,323	NeuStar, Inc., Class A*	289,714
11,266	Science Applications International Corp.	657,371
10,522	WEX, Inc.*	932,986

		14,852,782

Leisure Products (0.8%):
24,790	Brunswick Corp.	1,123,483
16,517	Polaris Industries, Inc.^	1,350,430
16,723	Vista Outdoor, Inc.*	798,189

		3,272,102

Life Sciences Tools & Services (1.6%):
5,662	Bio-Rad Laboratories, Inc., Class A*	809,779
10,127	Bio-Techne Corp.	1,142,022
12,806	Charles River Laboratories International, Inc.*	1,055,727
7,327	Mettler-Toledo International, Inc.*	2,673,768
14,667	PAREXEL International Corp.*	922,261

		6,603,557

Machinery (4.2%):
19,434	AGCO Corp.^	915,924
13,389	CLARCOR, Inc.	814,453
13,439	Crane Co.	762,260
33,590	Donaldson Co., Inc.^	1,154,152
15,098	Graco, Inc.^	1,192,591
20,734	IDEX Corp.	1,702,261
24,370	ITT, Inc.	779,353
26,541	Joy Global, Inc.^	561,077

Continued

4

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
21,676	Kennametal, Inc.	$479,256
17,143	Lincoln Electric Holdings, Inc.	1,012,808
14,611	Nordson Corp.^	1,221,626
20,042	OshKosh Corp.^	956,204
29,543	Terex Corp.	600,018
19,222	Timken Co.	589,347
14,924	Toro Co.	1,316,297
41,620	Trinity Industries, Inc.^	772,883
24,670	Wabtec Corp.^	1,732,575
15,281	Woodward, Inc.^	880,797

		17,443,882

Marine (0.2%):
14,706	Kirby Corp.*^	917,507

Media (1.6%):
16,584	AMC Networks, Inc., Class A*	1,002,005
1,194	Cable One, Inc.	610,624
28,725	Cinemark Holdings, Inc.^	1,047,314
19,662	DreamWorks Animation SKG, Inc., Class A*	803,586
13,362	John Wiley & Sons, Inc., Class A	697,229
39,670	Live Nation, Inc.*	932,245
10,263	Meredith Corp.^	532,752
33,771	New York Times Co. (The), Class A^	408,629
28,870	Time, Inc.	475,200

		6,509,584

Metals & Mining (1.8%):
29,736	Allegheny Technologies, Inc.^	379,134
12,897	Carpenter Technology Corp.^	424,698
31,684	Commercial Metals Co.^	535,460
9,177	Compass Minerals International, Inc.^	680,842
19,657	Reliance Steel & Aluminum Co.	1,511,623
17,777	Royal Gold, Inc.	1,280,300
66,501	Steel Dynamics, Inc.	1,629,274
39,828	United States Steel Corp.^	671,500
12,361	Worthington Industries, Inc.^	522,870

		7,635,701

Multiline Retail (0.3%):
12,149	Big Lots, Inc.^	608,786
83,883	J.C. Penney Co., Inc.*^	744,881

		1,353,667

Multi-Utilities (0.8%):
13,935	Black Hills Corp.	878,462
53,168	MDU Resources Group, Inc.	1,276,032
22,683	Vectren Corp.	1,194,714

		3,349,208

Oil, Gas & Consumable Fuels (2.1%):
62,510	CONSOL Energy, Inc.	1,005,786
96,914	Denbury Resources, Inc.^	347,921
26,599	Energen Corp.	1,282,337
34,266	Gulfport Energy Corp.*	1,071,155
48,293	HollyFrontier Corp.^	1,147,925
64,658	QEP Resources, Inc.	1,139,921
18,509	SM Energy Co.^	499,743
22,030	Western Refining, Inc.^	454,479

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
19,273	World Fuel Services Corp.	$915,275
75,404	WPX Energy, Inc.*^	702,011

		8,566,553

Paper & Forest Products (0.3%):
17,113	Domtar Corp.	599,126
38,898	Louisiana-Pacific Corp.*	674,880

		1,274,006

Personal Products (0.4%):
118,551	Avon Products, Inc.	448,123
16,230	Edgewell Personal Care Co.*	1,369,974

		1,818,097

Pharmaceuticals (0.5%):
22,850	Akorn, Inc.*	650,882
29,294	Catalent, Inc.*	673,469
14,409	Prestige Brands Holdings, Inc.*	798,259

		2,122,610

Professional Services (0.6%):
9,011	CEB, Inc.	555,798
11,424	FTI Consulting, Inc.*	464,728
19,778	Manpower, Inc.	1,272,517

		2,293,043

Real Estate Investment Trusts (REITs) (11.2%):
20,068	Alexandria Real Estate Equities, Inc.	2,077,439
35,582	American Campus Communities, Inc.	1,881,220
23,757	Camden Property Trust^	2,100,594
22,818	Care Capital Properties, Inc.	598,060
37,276	Communications Sales & Leasing, Inc.	1,077,276
25,740	Corporate Office Properties Trust	761,132
31,918	Corrections Corp. of America	1,117,768
24,022	DCT Industrial Trust, Inc.	1,154,017
38,330	Douglas Emmett, Inc.	1,361,482
94,543	Duke Realty Corp.	2,520,517
18,048	Education Realty Trust, Inc.	832,735
17,347	EPR Properties^	1,399,556
24,854	Equity One, Inc.	799,802
31,767	First Industrial Realty Trust, Inc.	883,758
30,819	Healthcare Realty Trust, Inc.	1,078,357
26,613	Highwoods Properties, Inc.	1,405,166
41,263	Hospitality Properties Trust	1,188,374
25,235	Kilroy Realty Corp.^	1,672,828
22,458	Lamar Advertising Co., Class A	1,488,965
30,749	LaSalle Hotel Properties^	725,061
40,236	Liberty Property Trust	1,598,174
24,318	Mack-Cali Realty Corp.^	656,586
65,240	Medical Properties Trust, Inc.^	992,300
20,525	Mid-America Apartment Communities, Inc.	2,183,860
39,364	National Retail Properties, Inc.	2,035,906
45,324	Omega Healthcare Investors, Inc.^	1,538,750
14,738	Post Properties, Inc.	899,755
11,076	Potlatch Corp.	377,692
33,696	Rayonier, Inc.	884,183
26,646	Regency Centers Corp.	2,231,071
64,659	Senior Housing Properties Trust	1,346,847

Continued

5

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
12,670	Sovran Self Storage, Inc.	$1,329,336
25,797	Tanger Factory Outlet Centers, Inc.^	1,036,523
16,400	Taubman Centers, Inc.	1,216,880
25,143	Urban Edge Properties^	750,770
31,557	Weingarten Realty Investors	1,288,157
50,456	WP Glimcher, Inc.	564,603

		47,055,500

Real Estate Management & Development (0.4%):
12,510	Alexander & Baldwin, Inc.^	452,111
12,335	Jones Lang LaSalle, Inc.	1,202,046

		1,654,157

Road & Rail (0.8%):
15,492	Genesee & Wyoming, Inc., Class A*^	913,253
11,627	Landstar System, Inc.	798,310
18,769	Old Dominion Freight Line, Inc.*	1,131,959
12,137	Werner Enterprises, Inc.^	278,787

		3,122,309

Semiconductors & Semiconductor Equipment (1.8%):
174,275	Advanced Micro Devices, Inc.*	895,774
27,621	Cree, Inc.*^	675,057
86,302	Cypress Semiconductor Corp.^	910,486
30,876	Fairchild Semiconductor International, Inc.*	612,889
36,853	Integrated Device Technology, Inc.*	741,851
36,083	Intersil Corp., Class A	488,564
30,688	Microsemi Corp.*	1,002,883
10,528	Silicon Laboratories, Inc.*	513,135
10,021	Synaptics, Inc.*	538,629
55,959	Teradyne, Inc.	1,101,832

		7,481,100

Software (4.4%):
32,592	ACI Worldwide, Inc.*	635,870
24,101	ANSYS, Inc.*	2,187,166
82,372	Cadence Design Systems, Inc.*	2,001,640
42,437	CDK Global, Inc.	2,354,829
11,474	CommVault Systems, Inc.*	495,562
8,569	Fair Isaac Corp.	968,383
39,869	Fortinet, Inc.*	1,259,462
19,894	Manhattan Associates, Inc.*	1,275,802
27,190	Mentor Graphics Corp.	578,059
31,185	PTC, Inc.*	1,171,932
41,416	Synopsys, Inc.*	2,239,777
8,992	Tyler Technologies, Inc.*^	1,499,056
7,879	Ultimate Software Group, Inc. (The)*^	1,656,875

		18,324,413

Specialty Retail (2.0%):
17,592	Aaron’s, Inc.	385,089
18,299	Abercrombie & Fitch Co., Class A^	325,905
45,512	American Eagle Outfitters, Inc.^	725,006
46,955	Ascena Retail Group, Inc.*^	328,215
13,172	Cabela’s, Inc., Class A*	659,390
36,685	Chico’s FAS, Inc.	392,896
20,589	CST Brands, Inc.^	886,974

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
24,528	Dick’s Sporting Goods, Inc.	$1,105,232
28,704	GameStop Corp., Class A^	762,952
17,336	Guess?, Inc.^	260,907
10,081	Murphy U.S.A., Inc.*	747,607
134,468	Office Depot, Inc.*	445,089
10,220	Restoration Hardware Holdings, Inc.*	293,110
22,595	Williams-Sonoma, Inc.^	1,177,878

		8,496,250

Technology Hardware, Storage & Peripherals (0.6%):
28,991	3D Systems Corp.*^	396,887
17,697	Diebold, Inc.^	439,417
16,831	Lexmark International, Inc., Class A	635,370
33,943	NCR Corp.*	942,597

		2,414,271

Textiles, Apparel & Luxury Goods (1.0%):
13,900	Carter’s, Inc.	1,479,933
8,804	Deckers Outdoor Corp.*	506,406
11,268	Fossil Group, Inc.*^	321,476
35,093	Kate Spade & Co.*	723,267
36,311	Skechers U.S.A., Inc., Class A*	1,079,163

		4,110,245

Thrifts & Mortgage Finance (0.6%):
132,776	New York Community Bancorp, Inc.^	1,990,312
25,333	Washington Federal, Inc.	614,579

		2,604,891

Trading Companies & Distributors (0.7%):
11,545	GATX Corp.^	507,634
13,170	MSC Industrial Direct Co., Inc., Class A	929,275
29,190	NOW, Inc.*^	529,507
7,001	Watsco, Inc.	984,970

		2,951,386

Water Utilities (0.4%):
48,393	Aqua America, Inc.	1,725,694

Wireless Telecommunication Services (0.2%):
25,717	Telephone & Data Systems, Inc.	762,766

Total Common Stocks (Cost $308,712,608)		400,302,127

Securities Held as Collateral for Securities on Loan (19.7%):
$81,889,634	AZL Mid Cap Index Fund Securities Lending Collateral Account(a)	81,889,634

Total Securities Held as Collateral for Securities on Loan (Cost $81,889,634)		81,889,634

Unaffiliated Investment Company (2.7%):
11,082,186	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	11,082,186

Total Unaffiliated Investment Company (Cost $11,082,186)		11,082,186

Total Investment Securities (Cost $401,684,428)(c) —118.6%		493,273,947
Net other assets (liabilities) — (18.6)%		(77,496,029)

Net Assets — 100.0%		$415,777,918

Continued

6

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $81,414,258.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $629,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-mini September Future	Long	9/19/16	102	$15,228,600	$(144,829)

See accompanying notes to the financial statements.

7

AZL Mid Cap Index Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$401,684,428

Investment securities, at value*	$493,273,947
Segregated cash for collateral	634,000
Interest and dividends receivable	452,985
Receivable for capital shares issued	642,774
Receivable for investments sold	4,895,690
Receivable for variation margin on futures contracts	235,334
Prepaid expenses	2,060

Total Assets	500,136,790

Liabilities:
Payable for investments purchased	2,038,628
Payable for capital shares redeemed	211,584
Payable for collateral received on loaned securities	81,889,634
Manager fees payable	85,150
Administration fees payable	10,899
Distribution fees payable	85,150
Custodian fees payable	3,147
Administrative and compliance services fees payable	144
Trustee fees payable	1,448
Other accrued liabilities	33,088

Total Liabilities	84,358,872

Net Assets	$415,777,918

Net Assets Consist of:
Capital	$239,239,014
Accumulated net investment income/(loss)	7,227,045
Accumulated net realized gains/(losses) from investment transactions	77,867,169
Net unrealized appreciation/(depreciation) on investments	91,444,690

Net Assets	$415,777,918

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,298,777
Net Asset Value (offering and redemption price per share)	$22.72

*	Includes securities on loan of $81,414,258.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$3,866,689
Income from securities lending	152,190

Total Investment Income	4,018,879

Expenses:
Manager fees	501,246
Administration fees	55,334
Distribution fees	501,246
Custodian fees	11,512
Administrative and compliance services fees	2,763
Trustee fees	9,836
Professional fees	10,844
Shareholder reports	7,113
Other expenses	39,822

Total expenses	1,139,716

Net Investment Income/(Loss)	2,879,163

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	21,432,754
Net realized gains/(losses) on futures contracts	953,269
Change in net unrealized appreciation/depreciation on investments	5,535,558

Net Realized/Unrealized Gains/(Losses) on Investments	27,921,581

Change in Net Assets Resulting From Operations	$30,800,744

See accompanying notes to the financial statements.

8

Statements of Changes in Net Assets

	AZL Mid Cap Index Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,879,163	$4,347,410
Net realized gains/(losses) on investment transactions	22,386,023	58,625,808
Change in unrealized appreciation/depreciation on investments	5,535,558	(65,603,021)

Change in net assets resulting from operations	30,800,744	(2,629,803)

Distributions to Shareholders:
From net investment income	—	(4,559,575)
From net realized gains	—	(25,937,606)

Change in net assets resulting from distributions to shareholders	—	(30,497,181)

Capital Transactions:
Proceeds from shares issued	10,003,833	60,095,979
Proceeds from dividends reinvested	—	30,497,181
Value of shares redeemed	(31,118,351)	(205,814,061)

Change in net assets resulting from capital transactions	(21,114,518)	(115,220,901)

Change in net assets	9,686,226	(148,347,885)
Net Assets:
Beginning of period	406,091,692	554,439,577

End of period	$415,777,918	$406,091,692

Accumulated net investment income/(loss)	$7,227,045	$4,347,882

Share Transactions:
Shares issued	492,043	2,584,482
Dividends reinvested	—	1,434,486
Shares redeemed	(1,439,717)	(8,374,607)

Change in shares	(947,674)	(4,355,639)

See accompanying notes to the financial statements.

9

AZL Mid Cap Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$21.10		$23.49	$22.43	$17.27	$15.10	$16.17

Investment Activities:
Net Investment Income/(Loss)	0.17		0.30	0.19	0.14	0.14	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	1.45		(0.91)	1.85	5.47	2.45	(0.47)

Total from Investment Activities	1.62		(0.61)	2.04	5.61	2.59	(0.40)

Dividends to Shareholders From:
Net Investment Income	—		(0.27)	(0.16)	(0.14)	(0.07)	(0.06)
Net Realized Gains	—		(1.51)	(0.82)	(0.31)	(0.35)	(0.61)

Total Dividends	—		(1.78)	(0.98)	(0.45)	(0.42)	(0.67)

Net Asset Value, End of Period	$22.72		$21.10	$23.49	$22.43	$17.27	$15.10

Total Return(a)	7.68	%(b)	(2.67)%	9.21%	32.71%	17.22%	(2.32)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$415,778		$406,092	$554,440	$492,994	$311,979	$209,586
Net Investment Income/(Loss)(c)	1.44%		0.95%	0.88%	0.86%	1.04%	0.66%
Expenses Before Reductions(c) (d)	0.57%		0.57%	0.57%	0.58%	0.60%	0.63%
Expenses Net of Reductions(c)	0.57%		0.57%	0.57%	0.58%	0.60%	0.61%
Portfolio Turnover Rate	10	%(b)	26%	13%	12%	9%	15%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

10

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $66 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $12,063 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2016, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $15.2 million as of June 30, 2016. The monthly average notional amount for these contracts was $15.8 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$144,829

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

12

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$953,269	$(146,520)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Mid Cap Index Fund	0.25%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $2,344 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

13

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$400,302,127	$—	$400,302,127
Securities Held as Collateral for Securities on Loan	—	81,889,634	81,889,634
Unaffiliated Investment Company	11,082,186	—	11,082,186

Total Investment Securities	411,384,313	81,889,634	493,273,947

Other Financial Instruments:*
Futures Contracts	(144,829)	—	(144,829)

Total Investments	$411,239,484	$81,889,634	$493,129,118

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Mid Cap Index Fund	$38,320,783	$56,118,903

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in

14

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $403,529,760. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$113,808,811
Unrealized depreciation	(24,064,624)

Net unrealized appreciation/(depreciation)	$89,744,187

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Mid Cap Index Fund	$6,629,568	$23,867,613	$30,497,181

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Mid Cap Index Fund	$5,792,096	$56,271,218	$—	$83,674,846	$145,738,160

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, the Fund will acquire the assets and liabilities of the AZL MFS Mid Cap Value Fund and AZL Multi-Manager Mid Cap Growth Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Morgan Stanley Global Real Estate Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Morgan Stanley Global Real Estate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$1,067.60	$6.63	1.29%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$1,018.47	$6.47	1.29%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United States	55.4%
Japan	10.6
Hong Kong	8.7
United Kingdom	5.9
Australia	5.0
France	2.8
Canada	2.3
Bermuda	1.8
Germany	1.4
Singapore	1.2
All other countries	3.7

Total Common Stocks	98.8
Securities Held as Collateral for Securities on Loan	10.4
Money Market	0.5

Total Investment Securities	109.7
Net other assets (liabilities)	(9.7)

Net Assets	100.0%

1

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Diversified Real Estate Activities (10.3%):
125,000	CapitaLand, Ltd.	$287,212
56,000	Hang Lung Properties, Ltd.	113,699
130,496	Henderson Land Development Co., Ltd.	739,487
30,803	Kerry Properties, Ltd.	75,996
186,000	Mitsubishi Estate Co., Ltd.	3,401,329
146,000	Mitsui Fudosan Co., Ltd.	3,333,364
78	Mobimo Holding AG, Registered Shares	17,765
514,423	New World Development Co., Ltd.	522,590
71,000	Sumitomo Realty & Development Co., Ltd.	1,916,263
352,544	Sun Hung Kai Properties, Ltd.	4,247,621
3,500	Tokyo Tatemono Co., Ltd.	41,815
59,710	UOL Group, Ltd.	243,627
157,035	Wharf Holdings, Ltd. (The)	960,760

		15,901,528

Diversified REITs (7.6%):
77	Activia Properties, Inc.	406,425
46,778	Cousins Properties, Inc.	486,491
30,881	Duke Realty Corp.	823,287
2,700	Fonciere des Regions SA	240,325
4,598	Gecina SA	628,413
212,680	GPT Group	860,117
244,747	Green REIT plc	378,556
316,538	Hibernia REIT plc	472,234
7,331	ICADE	521,221
24	Kenedix Office Investment Corp.	142,647
163,231	Land Securities Group plc	2,309,749
733	Lexington Realty Trust	7,411
12,364	Liberty Property Trust	491,098
21,010	Merlin Properties Socimi SA	222,141
243,394	Mirvac Group	368,125
563	Nomura Real Estate Master Fund, Inc.	890,096
18	Premier Investment Corp.	23,597
16,330	Spirit Realty Capital, Inc.	208,534
183,331	Stockland Trust Group	645,517
24,489	STORE Capital Corp.	721,201
53,700	Suntec REIT	71,014
11	Top REIT, Inc.	44,349
415	United Urban Investment Corp.	745,535

		11,708,083

Health Care Facilities (0.1%):
21,240	Extendicare, Inc.	133,839

Health Care REITs (4.4%):
8,168	HCP, Inc.	288,984
14,266	Healthcare Realty Trust, Inc.	499,167
21,092	Omega Healthcare Investors, Inc.^	716,073
28,707	Senior Housing Properties Trust	597,967
35,445	Ventas, Inc.	2,581,105
28,199	Welltower, Inc.	2,147,918

		6,831,214

Hotel & Resort REITs (4.8%):
32,395	Chesapeake Lodging Trust^	753,184
248,495	Host Hotels & Resorts, Inc.^	4,028,104
51	Japan Hotel REIT Investment Corp.	43,819

Shares		Fair Value
Common Stocks, continued
Hotel & Resort REITs, continued
80,991	LaSalle Hotel Properties^	$1,909,768
27,456	Sunstone Hotel Investors, Inc.^	331,394
25,243	Xenia Hotels & Resorts, Inc.^	423,578

		7,489,847

Hotels, Resorts & Cruise Lines (0.9%):
62,267	Hilton Worldwide Holdings, Inc.	1,402,876

Industrial REITs (3.2%):
103,400	Ascendas Real Estate Investment Trust	191,064
2,915	DCT Industrial Trust, Inc.^	140,037
265	GLP J-REIT	334,622
199,521	Macquarie Goodman Group	1,063,287
266,700	Mapletree Logistics Trust	198,873
199	Nippon Prologis REIT, Inc.	483,358
36,307	ProLogis, Inc.	1,780,495
17,814	Rexford Industrial Realty, Inc.^	375,697
70,499	SERGO plc	395,699

		4,963,132

Office REITs (13.7%):
3,284	Alstria Office REIT-AG	44,346
68,802	Beni Stabili SpA	42,624
35,897	Boston Properties, Inc.	4,734,814
18,814	Brookfield Canada Office Properties	417,992
162,400	CapitaCommercial Trust	178,671
6,641	Corporate Office Properties Trust	196,374
33	Daiwa Office Investment Corp.	195,030
26,856	Derwent Valley Holdings plc	946,169
60,072	Dexus Property Group	405,577
35,228	Douglas Emmett, Inc.^	1,251,299
15,540	Dream Office Real Estate Investment Trust^	223,512
103,359	Great Portland Estates plc	865,846
40,548	Hudson Pacific Properties, Inc.	1,183,191
52,727	Investa Office Fund	168,647
15	Japan Prime Realty Investment Corp.	64,253
148	Japan Real Estate Investment Corp.	911,036
12,582	Mack-Cali Realty Corp.^	339,714
148	Mori Hills REIT Investment Corp., C Shares	231,353
125	Mori Trust Sogo REIT, Inc.	236,213
192	Nippon Building Fund, Inc.	1,180,326
206	ORIX JREIT, Inc.	353,855
22,708	Paramount Group, Inc.	361,966
65,909	Vornado Realty Trust	6,598,808
14,475	Workspace Group plc	134,806

		21,266,422

Real Estate Development (2.1%):
320,000	Cheung Kong Property Holdings, Ltd.	2,014,356
84,000	China Overseas Land & Investment, Ltd.	268,081
18,000	China Resources Land, Ltd.	42,202
11,921	Helical Bar plc	45,283
10,980	Kennedy Wilson Europe Real Estate Plc	141,129
89,418	Sino Land Co., Ltd.	147,496
82,173	St. Modwen Properties plc	294,883
105,641	Urban & Civic plc	294,295

		3,247,725

Continued

2

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies (8.7%):
2,312	ADO Properties SA	$88,821
3,200	AEON Mall Co., Ltd.	41,714
42,467	Atrium European Real Estate, Ltd.	182,592
11,977	Atrium Ljungberg AB, B Shares	193,555
2,485,087	BGP Holdings plc*(a)(b)	—
9,005	BR Properties SA	21,112
2,871	BUWOG-Bauen Und Wohnen Gesellschaft mbH	66,286
247,818	Capital & Regional plc	173,781
23,239	Castellum AB	330,920
263,629	Citycon OYJ	599,846
1,923	Deutsche Euroshop AG	87,909
20,795	Deutsche Wohnen AG	705,622
57,909	Entra ASA	547,891
3,623	Fabege AB	61,319
32,314	First Capital Realty, Inc.^	554,326
301,200	Global Logistic Properties, Ltd.	406,592
957	Hispania Activos Inmobiliarios SA*	11,209
448,500	Hongkong Land Holdings, Ltd.	2,741,302
32,144	Hufvudstaden AB	503,547
25,900	Hulic Co., Ltd.	271,588
348,346	Hysan Development Co., Ltd.	1,553,407
184,479	Inmobiliaria Colonial SA	133,665
955	LEG Immobilien AG	89,245
214,000	LXB Retail Properties plc	179,732
62,695	Norwegian Property ASA	68,424
10,005	PSP Swiss Property AG	969,661
526,250	Swire Properties, Ltd.	1,400,574
1,292	Swiss Prime Site AG	116,887
16,591	Unite Group plc	137,487
32,736	Vonovia SE	1,194,542

		13,433,556

Residential REITs (11.9%):
84	Advance Residence Investment	224,569
7,200	American Homes 4 Rent, Class A	147,456
29,953	Apartment Investment & Management Co., Class A	1,322,724
25,333	AvalonBay Communities, Inc.	4,569,820
16,737	Boardwalk REIT^	745,767
29,749	Camden Property Trust^	2,630,407
1,694	Equity Lifestyle Properties, Inc.	135,605
90,243	Equity Residential Property Trust	6,215,938
9,357	Essex Property Trust, Inc.	2,134,238
237	Invincible Investment Corp.	149,286
290	Mid-America Apartment Communities, Inc.	30,856
3,353	Post Properties, Inc.	204,701

		18,511,367

Retail REITs (27.3%):
6,394	Acadia Realty Trust^	227,115
240,020	British Land Co. plc	1,987,286
18,101	Brixmor Property Group, Inc.^	478,952
196,300	CapitaMall Trust	311,767
3,418	CBL & Associates Properties, Inc.	31,822
20,037	Crombie REIT	238,093

Shares or Principal Amount		Fair Value
Common Stocks, continued
Retail REITs, continued
16,750	DDR Corp.	$303,845
9,450	Equity One, Inc.	304,101
11,669	Eurocommercial Properties NV	500,572
15	Frontier Real Estate Investment Corp.	77,678
124,583	General Growth Properties, Inc.	3,715,065
105,586	Hammerson plc	771,222
239	Japan Retail Fund Investment Corp.	608,349
63,343	Kimco Realty Corp.	1,987,703
17,886	Klepierre	797,844
147,163	Liberty International plc	575,628
189,715	Link REIT (The)	1,297,913
870	Macerich Co. (The)	74,289
29,393	National Retail Properties, Inc.	1,520,206
776	Realty Income Corp.^	53,823
38,543	Regency Centers Corp.	3,227,205
43,462	RioCan REIT	986,794
591,823	Scentre Group	2,176,145
7,733	Shaftesbury plc	91,313
33,013	Shopping Centres Australasia Property Group	56,368
56,674	Simon Property Group, Inc.	12,292,590
6,734	Smart Real Estate Investment Trust	199,132
52,074	Tanger Factory Outlet Centers, Inc.^	2,092,333
9,842	Taubman Centers, Inc.	730,276
7,985	Unibail-Rodamco SE	2,091,724
1,501	Vastned Retail NV	60,952
111,672	Vicinity Centres	277,789
8,103	Wereldhave NV	367,662
220,766	Westfield Corp.	1,758,449
2,545	WP Glimcher, Inc.	28,479

		42,300,484

Specialized REITs (3.8%):
15,551	CubeSmart	480,215
14,735	Gaming & Leisure Properties, Inc.	508,063
14,792	Public Storage, Inc.	3,780,687
7,602	QTS Realty Trust, Inc., Class A	425,560
6,715	Sovran Self Storage, Inc.	704,538

		5,899,063

Total Common Stocks (Cost $105,202,950)		153,089,136

Securities Held as Collateral for Securities on Loan (10.4%):
$16,083,114	AZL Morgan Stanley Global Real Estate Fund Securities Lending Collateral Account(c)	16,083,114

Total Securities Held as Collateral for Securities on Loan (Cost $16,083,114)		16,083,114

Unaffiliated Investment Company (0.5%):
824,868	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(d)	824,868

Total Unaffiliated Investment Company (Cost $824,868)		824,868

Total Investment Securities (Cost $122,110,932)(e) — 109.7%		169,997,118
Net other assets (liabilities) — (9.7%)		(14,987,612)

Net Assets — 100.0%		$155,009,506

Continued

3

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2016.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $15,836,630.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(d)	The rate represents the effective yield at June 30, 2016.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Australia	4.6%
Austria	—	%NM
Belize	—	%NM
Bermuda	1.6%
Canada	2.1%
Finland	0.4%
France	2.5%
Germany	1.3%
Hong Kong	7.9%
Ireland	0.5%
Italy	—	%NM
Japan	9.6%
Jersey	0.2%
Netherlands	0.5%
Norway	0.4%
Singapore	1.1%
Spain	0.2%
Sweden	0.6%
Switzerland	0.6%
United Kingdom	5.4%
United States	60.5%

	100.0%

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

4

AZL Morgan Stanley Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$122,110,932

Investment securities, at value*	$169,997,118
Interest and dividends receivable	516,835
Foreign currency, at value (cost $499,586)	498,455
Receivable for investments sold	1,150,886
Reclaims receivable	92,369
Prepaid expenses	868

Total Assets	172,256,531

Liabilities:
Payable for investments purchased	504,333
Payable for capital shares redeemed	464,977
Payable for collateral received on loaned securities	16,083,114
Manager fees payable	112,093
Administration fees payable	5,398
Distribution fees payable	31,137
Custodian fees payable	30,828
Administrative and compliance services fees payable	120
Trustee fees payable	1,488
Other accrued liabilities	13,537

Total Liabilities	17,247,025

Net Assets	$155,009,506

Net Assets Consist of:
Capital	$125,960,779
Accumulated net investment income/(loss)	4,420,930
Accumulated net realized gains/(losses) from investment transactions	(23,256,645)
Net unrealized appreciation/(depreciation) on investments	47,884,442

Net Assets	$155,009,506

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,813,637
Net Asset Value (offering and redemption price per share)	$11.22

*	Includes securities on loan of $15,836,630.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$4,350,192
Interest	139
Income from securities lending	13,827
Foreign withholding tax	(74,993)

Total Investment Income	4,289,165

Expenses:
Manager fees	684,050
Administration fees	38,080
Distribution fees	190,014
Custodian fees	46,534
Administrative and compliance services fees	1,345
Trustee fees	4,780
Professional fees	5,304
Shareholder reports	5,244
Other expenses	2,573

Total expenses	977,924

Net Investment Income/(Loss)	3,311,241

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	1,398,103
Change in net unrealized appreciation/depreciation on investments	5,301,820

Net Realized/Unrealized Gains/(Losses) on Investments	6,699,923

Change in Net Assets Resulting From Operations	$10,011,164

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Morgan Stanley Global Real Estate Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,311,241	$2,977,179
Net realized gains/(losses) on investment transactions	1,398,103	11,695,363
Change in unrealized appreciation/depreciation on investments	5,301,820	(16,591,846)

Change in net assets resulting from operations	10,011,164	(1,919,304)

Distributions to Shareholders:
From net investment income	—	(6,642,549)

Change in net assets resulting from distributions to shareholders	—	(6,642,549)

Capital Transactions:
Proceeds from shares issued	1,035,742	5,996,897
Proceeds from dividends reinvested	—	6,642,549

Value of shares redeemed	(15,858,579)	(32,148,044)

Change in net assets resulting from capital transactions	(14,822,837)	(19,508,598)

Change in net assets	(4,811,673)	(28,070,451)
Net Assets:
Beginning of period	159,821,179	187,891,630

End of period	$155,009,506	$159,821,179

Accumulated net investment income/(loss)	$4,420,930	$1,109,689

Share Transactions:
Shares issued	98,642	528,462
Dividends reinvested	—	660,293
Shares redeemed	(1,488,314)	(2,895,533)

Change in shares	(1,389,672)	(1,706,778)

See accompanying notes to the financial statements.

6

AZL Morgan Stanley Global Real Estate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$10.51		$11.11	$9.86	$9.99	$7.82	$8.99

Investment Activities:
Net Investment Income/(Loss)	0.25		0.22	0.18	0.16	0.16	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.46		(0.39)	1.17	0.14	2.16	(1.02)

Total from Investment Activities	0.71		(0.17)	1.35	0.30	2.32	(0.89)

Dividends to Shareholders From:
Net Investment Income	—		(0.43)	(0.10)	(0.43)	(0.15)	(0.28)

Total Dividends	—		(0.43)	(0.10)	(0.43)	(0.15)	(0.28)

Net Asset Value, End of Period	$11.22		$10.51	$11.11	$9.86	$9.99	$7.82

Total Return(a)	6.76	%(b)	(1.34)%	13.77%	3.02%	29.86%	(9.94)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$155,009		$159,821	$187,892	$181,795	$183,841	$168,465
Net Investment Income/(Loss)(c)	4.36%		1.70%	1.67%	1.43%	1.69%	1.44%
Expenses Before Reductions(c) (d)	1.29%		1.29%	1.29%	1.29%	1.34%	1.35%
Expenses Net of Reductions(c)	1.29%		1.29%	1.28%	1.29%	1.34%	1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.29%		1.29%	1.29%	1.28%	1.34%	1.35%
Portfolio Turnover Rate	13	%(b)	25%	32%	29%	34%	23%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $8 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,016 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Morgan Stanley Global Real Estate Fund	0.90%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The

9

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $901 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy. The valuation of these international equity securities may represent a transfer between input levels.

10

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks
Diversified Real Estate Activities	$—	$15,901,528	$—		$15,901,528
Diversified REITs	2,738,022	8,970,061	—		11,708,083
Hotel & Resort REITs	7,446,028	43,819	—		7,489,847
Industrial REITs	2,296,229	2,666,903	—		4,963,132
Office REITs	15,307,670	5,958,752	—		21,266,422
Real Estate Development	—	3,247,725	—		3,247,725
Real Estate Operating Companies	575,438	12,858,118	—	^	13,433,556
Residential REITs	18,137,512	373,855	—		18,511,367
Retail REITs	28,491,823	13,808,661	—		42,300,484
All Other Common Stocks+	14,266,992	—	—		14,266,992
Securities Held as Collateral for Securities on Loan	—	16,083,114	—		16,083,114
Unaffiliated Investment Company	824,868	—	—		824,868

Total Investment Securities	$90,084,582	$79,912,536	$—	^	$169,997,118

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Global Real Estate Fund	$19,611,121	$32,847,140

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $132,204,321. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$50,195,868
Unrealized depreciation	(12,403,071)

Net unrealized appreciation/(depreciation)	$37,792,797

As of the end of its tax year ended December 31, 2015, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

11

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

CLCFs subject to expiration:

Expires 12/31/2017
AZL Morgan Stanley Global Real Estate Fund	$15,467,183

During the year ended December 31, 2015, the Fund utilized $9,719,452 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Morgan Stanley Global Real Estate Fund	$6,642,549	$—	$6,642,549

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Morgan Stanley Global Real Estate Fund	$2,246,521	$—	$(15,467,183)	$32,258,225	$19,037,563

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Multi-Manager Mid Cap Growth Fund

(formerly AZL® Morgan Stanley Mid Cap Growth Fund)

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Multi-Manager Mid Cap Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Multi-Manager Mid Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Multi-Manager Mid Cap Growth Fund	$1,000.00	$947.50	$5.38	1.11%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Multi-Manager Mid Cap Growth Fund	$1,000.00	$1,019.34	$5.57	1.11%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	26.6%
Health Care	17.7
Consumer Discretionary	17.6
Industrials	13.0
Financials	9.4
Private Placements	5.1
Consumer Staples	4.2
Materials	2.2
Energy	1.1

Total Common Stocks and Private Placements	96.9
Securities Held as Collateral for Securities on Loan	26.9
Money Market	2.8

Total Investment Securities	126.6
Net other assets (liabilities)	(26.6)

Net Assets	100.0%

1

AZL Multi-Manager Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (91.8%):
Aerospace & Defense (0.6%):
8,146	TransDigm Group, Inc.*^	$2,148,019

Air Freight & Logistics (0.2%):
27,581	XPO Logistics, Inc.*^	724,277

Airlines (0.5%):
42,392	Southwest Airlines Co.	1,662,190

Automobiles (2.4%):
37,683	Tesla Motors, Inc.*^	7,999,347

Banks (1.1%):
40,357	East West Bancorp, Inc.	1,379,402
18,160	Signature Bank*	2,268,547

		3,647,949

Beverages (0.9%):
17,892	Monster Beverage Corp.*	2,875,423

Biotechnology (1.9%):
9,359	Alnylam Pharmaceuticals, Inc.*^	519,331
19,545	BioMarin Pharmaceutical, Inc.*	1,520,601
7,925	Intercept Pharmaceuticals, Inc.*^	1,130,739
22,500	Intrexon Corp.*^	553,725
10,658	Juno Therapeutics, Inc.*^	409,694
24,474	Kite Pharma, Inc.*^	1,223,700
13,319	Vertex Pharmaceuticals, Inc.*	1,145,700

		6,503,490

Building Products (1.8%):
54,416	Fortune Brands Home & Security, Inc.^	3,154,496
20,449	Lennox International, Inc.^	2,916,027

		6,070,523

Capital Markets (2.4%):
25,680	Affiliated Managers Group, Inc.*	3,614,973
42,920	Lazard, Ltd., Class A^	1,278,158
33,017	Oaktree Capital Group LLC^	1,477,841
56,153	TD Ameritrade Holding Corp.	1,598,957

		7,969,929

Chemicals (0.9%):
16,750	PPG Industries, Inc.	1,744,512
4,785	Sherwin Williams Co.	1,405,211

		3,149,723

Commercial Services & Supplies (1.8%):
17,838	Stericycle, Inc.*^	1,857,293
56,985	Waste Connections, Inc.	4,105,770

		5,963,063

Communications Equipment (2.1%):
20,652	Arista Networks, Inc.*^	1,329,576
35,968	Harris Corp.	3,001,169
21,104	Palo Alto Networks, Inc.*^	2,588,195

		6,918,940

Construction Materials (1.3%):
23,365	Eagle Materials, Inc., Class A	1,802,610
21,492	Vulcan Materials Co.	2,586,777

		4,389,387

Shares		Fair Value
Common Stocks, continued
Consumer Finance (0.2%):
175,534	LendingClub Corp.*^	$754,796

Diversified Financial Services (5.0%):
57,924	MSCI, Inc., Class A	4,467,099
24,056	NASDAQ OMX Group, Inc. (The)	1,555,702
99,581	S&P Global, Inc.	10,681,057

		16,703,858

Electrical Equipment (1.1%):
14,682	Acuity Brands, Inc.	3,640,549

Electronic Equipment, Instruments & Components (1.6%):
51,657	Amphenol Corp., Class A	2,961,496
82,007	Corning, Inc.	1,679,503
27,489	FLIR Systems, Inc.	850,785

		5,491,784

Food & Staples Retailing (1.0%):
14,412	Casey’s General Stores, Inc.^	1,895,322
59,410	Sprouts Farmers Market, Inc.*^	1,360,489

		3,255,811

Food Products (2.3%):
64,084	Mead Johnson Nutrition Co.^	5,815,623
26,400	Tyson Foods, Inc., Class A	1,763,256

		7,578,879

Health Care Equipment & Supplies (4.3%):
32,115	DENTSPLY SIRONA, Inc.	1,992,415
25,751	Dexcom, Inc.*^	2,042,827
13,430	Edwards Lifesciences Corp.*	1,339,374
13,574	Intuitive Surgical, Inc.*	8,977,979

		14,352,595

Health Care Providers & Services (2.7%):
39,622	Acadia Healthcare Co., Inc.*^	2,195,059
26,457	Centene Corp.*^	1,888,236
82,238	Envision Healthcare Holdings, Inc.*	2,086,378
10,016	Humana, Inc.	1,801,678
36,506	Premier, Inc., Class A*	1,193,746

		9,165,097

Health Care Technology (3.3%):
61,678	athenahealth, Inc.*^	8,512,181
50,095	Inovalon Holdings, Inc., Class A*^	902,211
44,336	Veeva Systems, Inc., Class A*^	1,512,744

		10,927,136

Hotels, Restaurants & Leisure (5.0%):
61,525	Aramark Holdings Corp.	2,056,166
2,657	Chipotle Mexican Grill, Inc.*^	1,070,133
107,501	Dunkin’ Brands Group, Inc.^	4,689,193
138,217	Hilton Worldwide Holdings, Inc.	3,114,029
61,108	Marriott International, Inc., Class A^	4,061,238
45,132	Norwegian Cruise Line Holdings, Ltd.*^	1,798,059

		16,788,818

Continued

2

AZL Multi-Manager Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables (1.6%):
21,697	Mohawk Industries, Inc.*	$4,117,223
42,191	Toll Brothers, Inc.*^	1,135,360

		5,252,583

Industrial Conglomerates (0.6%):
19,748	Carlisle Cos., Inc.	2,086,969

Internet & Catalog Retail (1.5%):
12,756	Netflix, Inc.*	1,166,919
28,062	TripAdvisor, Inc.*^	1,804,386
26,024	Wayfair, Inc., Class A*^	1,014,936
36,333	Zalando SE*	961,711

		4,947,952

Internet Software & Services (7.1%):
13,840	Autohome, Inc., ADR*^	278,322
8,507	CoStar Group, Inc.*	1,860,141
52,360	GoDaddy, Inc., Class A*^	1,633,108
25,603	LinkedIn Corp., Class A*^	4,845,367
17,245	MercadoLibre, Inc.^	2,425,854
82,524	Pandora Media, Inc.*^	1,027,424
250,430	Twitter, Inc.*^	4,234,771
31,024	Yelp, Inc.*^	941,889
58,498	Zillow Group, Inc., Class A*^	2,143,952
116,996	Zillow Group, Inc., Class C*	4,244,615

		23,635,443

IT Services (4.0%):
27,049	FleetCor Technologies, Inc.*	3,871,523
41,525	Gartner, Inc.*	4,044,950
14,294	Global Payments, Inc.	1,020,306
46,325	Sabre Corp.	1,241,047
53,949	Vantive, Inc., Class A*	3,053,513

		13,231,339

Life Sciences Tools & Services (3.3%):
79,597	Illumina, Inc.*	11,173,827

Machinery (1.0%):
21,258	Middleby Corp. (The)*^	2,449,985
11,390	WABCO Holdings, Inc.*	1,042,982

		3,492,967

Multiline Retail (1.2%):
43,292	Dollar General Corp.	4,069,448

Oil, Gas & Consumable Fuels (1.1%):
21,964	Concho Resources, Inc.*^	2,619,647
25,416	Range Resources Corp.^	1,096,446

		3,716,093

Pharmaceuticals (2.2%):
10,780	Jazz Pharmaceuticals plc*	1,523,322
118,442	Zoetis, Inc.	5,621,257

		7,144,579

Shares		Fair Value
Common Stocks, continued
Professional Services (3.3%):
17,541	Equifax, Inc.	$2,252,264
34,401	IHS, Inc., Class A*	3,977,100
58,152	Verisk Analytics, Inc.*^	4,714,964

		10,944,328

Real Estate Management & Development (0.7%):
82,570	CBRE Group, Inc., Class A*	2,186,454

Road & Rail (0.3%):
19,369	Old Dominion Freight Line, Inc.*^	1,168,144

Semiconductors & Semiconductor Equipment (2.0%):
8,985	Broadcom, Ltd.	1,396,269
22,383	Cavium, Inc.*^	863,984
19,695	Lam Research Corp.^	1,655,561
22,179	NVIDIA Corp.^	1,042,635
22,783	NXP Semiconductors NV*	1,784,820

		6,743,269

Software (9.6%):
61,504	Atlassian Corp. plc, Class A*^	1,592,954
55,075	Electronic Arts, Inc.*	4,172,482
45,906	FireEye, Inc.*^	756,072
22,507	Guidewire Software, Inc.*^	1,390,032
44,164	Mobileye NV*^	2,037,727
15,484	NetSuite, Inc.*^	1,127,235
96,362	ServiceNow, Inc.*^	6,398,437
112,659	Splunk, Inc.*^	6,103,865
37,461	Tableau Software, Inc., Class A*	1,832,592
91,871	Workday, Inc., Class A*^	6,860,008

		32,271,404

Specialty Retail (3.3%):
11,818	O’Reilly Automotive, Inc.*^	3,203,860
47,712	Ross Stores, Inc.	2,704,793
40,925	Sally Beauty Holdings, Inc.*	1,203,604
17,721	Tractor Supply Co.	1,615,801
9,306	Ulta Salon, Cosmetics & Fragrance, Inc.*	2,267,314

		10,995,372

Technology Hardware, Storage & Peripherals (0.2%):
24,792	3D Systems Corp.*^	339,402
8,619	Stratasys, Ltd.*^	197,289

		536,691

Textiles, Apparel & Luxury Goods (2.6%):
58,310	Gildan Activewear, Inc.	1,710,232
23,764	Lululemon Athletica, Inc.*^	1,755,209
56,024	Michael Kors Holdings, Ltd.*^	2,772,068
21,931	Under Armour, Inc., Class A*^	880,091
23,604	Under Armour, Inc., Class C*^	859,199
14,672	VF Corp.^	902,181

		8,878,980

Trading Companies & Distributors (1.8%):
33,723	Fastenal Co.^	1,496,964
76,470	HD Supply Holdings, Inc.*	2,662,686

Continued

3

AZL Multi-Manager Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares, Contracts, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
13,599	Watsco, Inc.	$1,913,243

		6,072,893

Total Common Stocks (Cost $278,252,873)		307,230,318

Private Placements (5.1%):
Commercial Services & Supplies (—%):
$818,433	Better Place LLC, 0.00%(a)(b)	—

Internet Software & Services (5.1%):
76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	6,963,793
245,606	Dropbox, Inc., 0.00%*(a)(b)	2,755,699
37,815	Flipkart, Series D, 0.00%(a)(b)	3,187,426
67,672	Palantir Technologies, Inc., Series H-1, 0.00%(a)(b)	486,562
229,712	Palantir Technologies, Inc., Series G, 0.00%*(a)(b)	1,651,629
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	486,562
33,446	Peixe Urbano, Inc., 0.00%*(a)(b)	14,382
116,948	Survey Monkey, Inc., 0.00%*(a)(b)	1,412,732

		16,958,785

Total Private Placements (Cost $12,470,580)		16,958,785

Principal Amount or Shares		Fair Value
Securities Held as Collateral for Securities on Loan (26.9%):
$89,849,502	AZL Multi-Manager Mid Cap Growth Fund Securities Lending Collateral Account(c)	$89,849,502

Total Securities Held as Collateral for Securities on Loan (Cost $89,849,502)		89,849,502

Unaffiliated Investment Company (2.8%):
9,343,299	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(d)	9,343,299

Total Unaffiliated Investment Company (Cost $9,343,299)		9,343,299

Total Investment Securities (Cost $389,916,254)(e) — 126.6%		423,381,904
Net other assets (liabilities) — (26.6)%		(88,998,195)

Net Assets — 100.0%		$334,383,709

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $88,484,810.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 5.07% of the net assets of the fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 5.07% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(d)	The rate represents the effective yield at June 30, 2016.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

4

AZL Multi-Manager Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$389,916,254

Investment securities, at value*	$423,381,904
Cash	4,822
Interest and dividends receivable	107,951
Receivable for investments sold	1,569,059
Prepaid expenses	2,037

Total Assets	425,065,773

Liabilities:
Payable for investments purchased	179,111
Payable for capital shares redeemed	337,481
Payable for collateral received on loaned securities	89,849,502
Manager fees payable	223,205
Administration fees payable	8,479
Distribution fees payable	69,027
Custodian fees payable	3,154
Administrative and compliance services fees payable	113
Trustee fees payable	1,074
Other accrued liabilities	10,918

Total Liabilities	90,682,064

Net Assets	$334,383,709

Net Assets Consist of:
Capital	$286,738,560
Accumulated net investment income/(loss)	(432,358)
Accumulated net realized gains/(losses) from investment transactions	14,611,857
Net unrealized appreciation/(depreciation) on investments	33,465,650

Net Assets	$334,383,709

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,858,936
Net Asset Value (offering and redemption price per share)	$12.45

*	Includes securities on loan of $88,484,810.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$937,989
Income from securities lending	488,321
Foreign withholding tax	(607)

Total Investment Income	1,425,703

Expenses:
Manager fees	1,351,957
Administration fees	45,380
Distribution fees	418,069
Custodian fees	10,238
Administrative and compliance services fees	2,074
Trustee fees	7,537
Professional fees	8,325
Shareholder reports	10,674
Other expenses	3,807

Total expenses	1,858,061

Net Investment Income/(Loss)	(432,358)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(13,862,542)
Change in net unrealized appreciation/depreciation on investments	(6,800,294)

Net Realized/Unrealized Gains/(Losses) on Investments	(20,662,836)

Change in Net Assets Resulting From Operations	$(21,095,194)

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Multi-Manager Mid Cap Growth Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(432,358)	$(2,820,625)
Net realized gains/(losses) on investment transactions	(13,862,542)	33,947,607
Change in unrealized appreciation/depreciation on investments	(6,800,294)	(55,909,880)

Change in net assets resulting from operations	(21,095,194)	(24,782,898)

Distributions to Shareholders:
From net realized gains	—	(68,856,086)

Change in net assets resulting from distributions to shareholders	—	(68,856,086)

Capital Transactions:
Proceeds from shares issued	4,231,024	10,094,028
Proceeds from dividends reinvested	—	68,856,086
Value of shares redeemed	(32,346,661)	(72,813,598)

Change in net assets resulting from capital transactions	(28,115,637)	6,136,516

Change in net assets	(49,210,831)	(87,502,468)
Net Assets:
Beginning of period	383,594,540	471,097,008

End of period	$334,383,709	$383,594,540

Accumulated net investment income/(loss)	$(432,358)	$—

Share Transactions:
Shares issued	359,673	644,731
Dividends reinvested	—	5,153,899
Shares redeemed	(2,691,705)	(4,423,696)

Change in shares	(2,332,032)	1,374,934

See accompanying notes to the financial statements.

6

AZL Multi-Manager Mid Cap Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$13.14		$16.94	$18.48	$13.73	$13.32	$14.31

Investment Activities:
Net Investment Income/(Loss)	(0.02)		(0.10)	(0.07)	(0.05)	0.08	(0.04)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.67)		(0.91)	0.26	5.34	1.02	(0.90)

Total from Investment Activities	(0.69)		(1.01)	0.19	5.29	1.10	(0.94)

Dividends to Shareholders From:
Net Investment Income	—		—	—	(0.08)	—	(0.05)
Net Realized Gains	—		(2.79)	(1.73)	(0.46)	(0.69)	—

Total Dividends	—		(2.79)	(1.73)	(0.54)	(0.69)	(0.05)

Net Asset Value, End of Period	$12.45		$13.14	$16.94	$18.48	$13.73	$13.32

Total Return(a)	(5.25	)%(b)	(6.21)%	0.82%	38.94%	8.36%	(6.57)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$334,384		$383,595	$471,097	$533,754	$413,777	$375,663
Net Investment Income/(Loss)(c)	(0.26)%		(0.65)%	(0.41)%	(0.32)%	0.62%	(0.20)%
Expenses Before Reductions(c) (d)	1.11%		1.10%	1.10%	1.11%	1.13%	1.14%
Expenses Net of Reductions(c)	1.11%		1.10%	1.10%	1.10%	1.12%	1.12%
Portfolio Turnover Rate(e)	16	%(b)	27%	46%	49%	32%	32%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Effective November 23, 2015, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2015 as compared to prior years.

See accompanying notes to the financial statements.

7

AZL Multi-Manager Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Multi-Manager Mid Cap Growth Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Multi-Manager Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $90 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $43,910 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained two independent money management organizations (the “Subadviser”), Morgan Stanley Investment Management Inc. (“MSIM”) and J.P. Morgan Investment Management, Inc. (“JPMIM”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements with the Manager and MSIM, and the Manager and JPMIM provide investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to November 23, 2015, the Fund was subadvised by MSIM only. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Multi-Manager Mid Cap Growth Fund	0.85%	1.30%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.85%, the next $150 million at 0.80%, the next $250 million at 0.775% and above $500 million at 0.75%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee,

9

AZL Multi-Manager Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,834 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

During the period ended June 30, 2016, the Fund paid approximately $2,013 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

10

AZL Multi-Manager Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks
Internet & Catalog Retail	$3,986,241	$961,711	$—		$4,947,952
Other Common Stocks+	302,282,366	—	—		302,282,366
Private Placements
Commercial Services & Supplies	—	—	—	^	—	^
Internet Software & Services	—	14,382	16,944,403		16,958,785
Securities Held as Collateral for Securities on Loan	—	89,849,502	—		89,849,502
Unaffiliated Investment Company	9,343,299	—	—		9,343,299

Total Investment Securities	$315,611,906	$90,825,595	$16,944,403		$423,381,904

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at June 30, 2016	Valuation Basis at June 30, 2016	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average/ Selected Value
Investment Securities:
Private Placements:
Internet Software & Services
Airbnb, Inc., Series D Preferred	$6,963,793	Market Approach	Precedent Transaction	Weighted Average Cost of Capital	$ 93.09	$ 93.09
			Discounted Cash Flow	Weighted Average Cost of Capital	16%-18%	17%
				Perpetual Growth Rate	3%-4%	3.5%
			Market Comparable Companies	Enterprise Value/Revenue	8.8x-14.5x	12.0x
				Discount for Lack of Marketability	20%	20%
Dropbox, Inc.	2,755,699	Market Approach	Market Transaction Method	Proposed Transaction of Preferred Stock	$ 19.10	$ 19.10
			Discounted Cash Flow	Weighted Average Cost of Capital	18%-20%	19%
				Perpetual Growth Rate	2.5%-3.5%	3%
			Market Comparable Companies	Enterprise Value/Revenue	4.9x-16.2x	9.6x
				Discount for Lack of Marketability	20%	20%
Flipkart, Preferred Series D	3,187,426	Market Approach	Precedent Transaction	Precedent Transaction of Preferred Stock	$142.24	$142.24
			Discounted Cash Flow	Weighted Average Cost of Capital	16.5%-18.5%	17.6%
				Perpetual Growth Rate	3.5%-4.5%	4%
			Market Comparable Companies	Enterprise Value/Revenue	1.8x-3.6x	2.7x
				Discount for Lack of Marketability	20%	20%
Palantir Technologies, Inc., Series G	1,651,629	Market Approach	Precedent Transaction	Precedent Transaction of Preferred Stock	$ 7.40	$ 7.40
			Discounted Cash Flow	Weighted Average Cost of Capital	16.5%-18.5%	17.5%
				Perpetual Growth Rate	2.5%-3.5%	3%
			Market Comparable Companies	Enterprise Value/Revenue	7.8x-14.8x	14.5x
				Discount for Lack of Marketability	20%	20%
Palantir Technologies, Inc., Series H Preferred	486,562	Market Approach	Precedent Transaction	Precedent Transaction of Preferred Stock	$ 7.40	$ 7.40
			Discounted Cash Flow	Weighted Average Cost of Capital	16.5%-18.5%	17.5%
				Perpetual Growth Rate	2.5%-3.5%	3%
			Market Comparable Companies	Enterprise Value/Revenue	7.8x-14.8x	14.5x
				Discount for Lack of Marketability	20%	20%

11

AZL Multi-Manager Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at June 30, 2016	Valuation Basis at June 30, 2016	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average/ Selected Value
Palantir Technologies, Inc., Series H-1 Preferred	486,562	Market Approach	Precedent Transaction	Precedent Transaction of Preferred Stock	$ 7.40	$ 7.40
			Discounted Cash Flow	Weighted Average Cost of Capital	16.5%-18.5%	17.5%
				Perpetual Growth Rate	2.5%-3.5%	3%
			Market Comparable Companies	Enterprise Value/Revenue	7.8x-14.8x	14.5x
				Discount for Lack of Marketability	20%	20%
Survey Monkey	1,412,732	Market Approach	Precedent Transaction	Precedent Transaction of Preferred Stock	$ 16.45	$ 16.45
			Discounted Cash Flow	Weighted Average Cost of Capital	17.5%-19.5%	18.5%
				Perpetual Growth Rate	3%-4%	3.5%
			Market Comparable Companies	Enterprise Value/Revenue	5.5x-14.4x	10.0x
				Discount for Lack of Marketability	20%	20%

Total Investment Securities	$16,944,403

Private Placements
Balance as of December 31, 2015	$18,815,800
Change in Unrealized Appreciation/Depreciation*	(1,871,397)
Net Realized Gain (Loss)	—
Gross Purchases	—
Gross Sales	—

Balance as of June 30, 2016	$16,944,403

*	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on June 30, 2016.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Multi-Manager Mid Cap Growth Fund	$54,499,168	$83,274,583

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2016 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D	4/16/14	$3,131,402	$76,914	$6,963,794	2.09%
Better Place LLC	1/25/10	2,046,081	818,433	—	—%
Dropbox, Inc.	5/1/12	2,222,513	245,606	2,755,699	0.82%
Flipkart, Series D	10/4/13	867,741	37,815	3,187,426	0.95%
Palantir Technologies, Inc., Series H	10/25/13	237,529	67,672	486,562	0.15%
Palantir Technologies, Inc., Series H-1	10/25/13	237,529	67,672	486,562	0.15%
Palantir Technologies, Inc., Series G	7/19/12	702,919	229,712	1,651,629	0.49%
Peixe Urbano, Inc.	12/2/11	1,101,072	33,446	14,382	0.00%
Survey Monkey, Inc.	11/25/14	1,923,795	116,948	1,412,732	0.42%

(a)	Acquisition date represents the initial purchase date of the security.

12

AZL Multi-Manager Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

7. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $392,802,762. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$61,596,372
Unrealized depreciation	(31,017,230)

Net unrealized appreciation/(depreciation)	$30,579,142

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Multi-Manager Mid Cap Growth Fund	$882,844	$67,973,242	$68,856,086

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Multi-Manager Mid Cap Growth Fund	$—	$30,877,993	$—	$37,862,350	$68,740,343

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

9. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, AZL Mid Cap Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® NFJ International Value Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL NFJ International Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL NFJ International Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL NFJ International Value Fund	$1,000.00	$924.80	$5.60	1.26%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL NFJ International Value Fund	$1,000.00	$1,019.06	$5.87	1.26%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Financials	22.9%
Health Care	1.1
Consumer Discretionary	13.6
Industrials	12.0
Energy	9.0
Telecommunication Services	8.4
Information Technology	7.9
Utilities	7.6
Health Care	7.2
Consumer Staples	5.9
Materials	3.0

Total Common Stocks	98.6
Securities Held as Collateral for Securities on Loan	7.2
Money Market	1.3

Total Investment Securities	107.1
Net other assets (liabilities)	(7.1)

Net Assets	100.0%

1

AZL NFJ International Value Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks (98.6%):
Aerospace & Defense (3.4%):
87,550	BAE Systems plc, ADR^	$2,478,541
54,300	Embraer SA, ADR	1,179,396

		3,657,937

Airlines (1.7%):
152,950	Deutsche Lufthansa AG, Registered Shares^	1,780,421

Auto Components (2.7%):
12,700	Compagnie Generale des Establissements Michelin SCA, Class B	1,202,959
49,900	Magna International, Inc., ADR	1,749,993

		2,952,952

Automobiles (2.4%):
216,850	Isuzu Motors, Ltd.	2,654,528

Banks (14.7%):
90,300	Australia & New Zealand Banking Group, Ltd., ADR^	1,633,527
791,100	BOC Hong Kong Holdings, Ltd.	2,386,376
3,592,000	China Construction Bank	2,387,156
266,700	ICICI Bank, Ltd., ADR	1,914,906
220,000	Nordea Bank AB	1,858,970
1,613,100	PT Bank Rakyat Indonesia Tbk	1,325,106
54,400	Toronto-Dominion Bank (The)	2,335,392
75,500	United Overseas Bank, Ltd., ADR	2,070,210

		15,911,643

Beverages (1.9%):
174,600	Coca-Cola Amatil, Ltd.	1,077,224
28,800	Coca-Cola European Partners plc	1,027,872

		2,105,096

Biotechnology (1.1%):
6,500	Shire plc, ADR*	$1,196,520

Capital Markets (0.7%):
514,346	Man Group plc	796,993

Chemicals (1.2%):
318,000	Sumitomo Chemical Co., Ltd.	1,304,267

Communications Equipment (1.7%):
241,421	Telefonaktiebolaget LM Ericsson, B Shares	1,846,030

Containers & Packaging (1.8%):
89,797	Smurfit Kappa Group plc	1,990,165

Diversified Telecommunication Services (2.1%):
137,700	Telenor ASA	2,275,802

Electric Utilities (5.6%):
536,660	Enel SpA	2,386,460
144,704	Korea Electric Power Corp., ADR	3,752,175

		6,138,635

Electrical Equipment (1.3%):
122,000	Mitsubishi Electric Corp.	1,446,786

Gas Utilities (1.1%):
248,000	ENN Energy Holdings, Ltd.	1,224,263

Health Care Providers & Services (1.3%):
86,500	Sonic Healthcare, Ltd.	1,397,899

Hotels, Restaurants & Leisure (0.9%):
21,900	Carnival plc	972,110

Household Durables (1.6%):
88,615	Persimmon plc	1,728,943

Shares		Fair Value
Common Stocks, continued
Household Products (1.6%):
54,600	Svenska Cellulosa AB, ADR^	$1,745,562

Industrial Conglomerates (3.5%):
192,200	Beijing Enterprises Holdings, Ltd.	1,093,526
143,500	CK Hutchison Holdings, Ltd.	1,579,286
52,660	Koc Holding AS, ADR	1,195,382

		3,868,194

Insurance (7.5%):
200,711	AEGON NV	800,494
139,818	AXA SA	2,808,495
437,840	Direct Line Insurance Group plc	2,024,409
79,400	Manulife Financial Corp.	1,085,398
168,820	T&D Holdings, Inc.	1,425,544

		8,144,340

IT Services (2.3%):
29,609	Atos Origin SA	2,472,854

Media (4.5%):
35,300	Eutelsat Communications SA^	672,683
703,610	ITV plc	1,699,355
118,601	WPP plc	2,462,032

		4,834,070

Multiline Retail (1.5%):
187,650	Marks & Spencer Group plc, ADR^	1,598,778

Multi-Utilities (0.9%):
313,363	Centrica plc	945,901

Oil, Gas & Consumable Fuels (9.0%):
92,300	Cameco Corp.	1,012,531
87,400	LUKOIL PJSC, ADR	3,647,202
58,500	Royal Dutch Shell plc, ADR	3,230,370
77,000	Sasol, Ltd., ADR	2,088,240

		9,978,343

Pharmaceuticals (5.9%):
19,000	AstraZeneca plc	1,130,846
9,200	Bayer AG, Registered Shares	925,503
27,600	Sanofi-Aventis SA	2,319,675
42,400	Teva Pharmaceutical Industries, Ltd., ADR	2,129,752

		6,505,776

Road & Rail (2.1%):
36,600	West Japan Railway Co.	2,313,701

Semiconductors & Semiconductor Equipment (2.5%):
103,800	Taiwan Semiconductor Manufacturing Co., Ltd., ADR^	2,722,674

Software (1.4%):
25,600	Open Text Corp.	1,514,496

Tobacco (2.4%):
49,700	Imperial Tobacco Group plc	2,697,468

Wireless Telecommunication Services (6.3%):
113,200	America Movil SAB de C.V., Series L, ADR	1,387,832
222,800	China Mobile, Ltd.	2,573,458
90,900	KDDI Corp.	2,767,518

		6,728,808

Total Common Stocks (Cost $113,850,609)		107,451,955

Continued

2

AZL NFJ International Value Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (7.2%):
$7,794,916	AZL NFJ International Value Fund Securities Lending Collateral Account(a)	7,794,916

Total Securities Held as Collateral for Securities on Loan (Cost $7,794,916)		7,794,916

Unaffiliated Investment Company (1.3%):
1,412,625	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	1,412,625

Total Unaffiliated Investment Company (Cost $1,412,625)		1,412,625

Total Investment Securities (Cost $123,058,150)(c) — 107.1%		116,659,496
Net other assets (liabilities) — (7.1)%		(7,680,174)

Net Assets — 100.0%		$108,979,322

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $7,692,349.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Australia	3.5%
Brazil	1.0%
Canada	6.6%
China	3.1%
France	8.2%
Germany	2.3%
Hong Kong	6.5%
India	1.6%
Indonesia	1.1%
Ireland	4.8%
Israel	1.8%
Italy	2.0%
Japan	10.3%

Country	Percentage
Korea, Republic Of	3.2%
Mexico	1.2%
Netherlands	0.7%
Norway	2.0%
Russian Federation	3.1%
Singapore	1.8%
South Africa	1.8%
Sweden	4.7%
Taiwan	2.3%
Turkey	1.0%
United Kingdom	17.5%
United States	7.9%

100.0%

See accompanying notes to the financial statements.

3

AZL NFJ International Value Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$123,058,150

Investment securities, at value*	$116,659,496
Interest and dividends receivable	555,313
Foreign currency, at value (cost $90,094)	89,930
Receivable for capital shares issued	2,775
Reclaims receivable	41,226
Prepaid expenses	630

Total Assets	117,349,370

Liabilities:
Payable for capital shares redeemed	452,380
Payable for collateral received on loaned securities	7,794,916
Manager fees payable	79,602
Administration fees payable	4,024
Distribution fees payable	22,874
Custodian fees payable	10,144
Administrative and compliance services fees payable	103
Trustee fees payable	1,018
Other accrued liabilities	4,987

Total Liabilities	8,370,048

Net Assets	$108,979,322

Net Assets Consist of:
Capital	$124,143,799
Accumulated net investment income/(loss)	5,198,432
Accumulated net realized gains/(losses) from investment transactions	(13,960,176)
Net unrealized appreciation/(depreciation) on investments	(6,402,733)

Net Assets	$108,979,322

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,136,561
Net Asset Value (offering and redemption price per share)	$8.98

*	Includes securities on loan of $7,692,349.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$3,018,516
Income from securities lending	119,083
Foreign withholding tax	(295,300)

Total Investment Income	2,842,299

Expenses:
Manager fees	498,528
Administration fees	34,869
Distribution fees	138,472
Custodian fees	26,736
Administrative and compliance services fees	1,467
Trustee fees	5,259
Professional fees	6,283
Shareholder reports	1,466
Other expenses	2,829

Total expenses before reductions	715,909
Less expenses voluntarily waived/reimbursed by the Manager	(16,645)

Net expenses	672,712

Net Investment Income/(Loss)	2,143,035

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(6,754,652)
Change in net unrealized appreciation/depreciation on investments	(4,259,851)

Net Realized/Unrealized Gains/(Losses) on Investments	(11,014,503)

Change in Net Assets Resulting From Operations	$(8,871,468)

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL NFJ International Value Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,143,035	$2,426,670
Net realized gains/(losses) on investment transactions	(6,754,652)	(6,390,018)
Change in unrealized appreciation/depreciation on investments	(4,259,851)	(11,359,727)

Change in net assets resulting from operations	(8,871,468)	(15,323,075)

Distributions to Shareholders:
From net investment income	—	(3,594,504)
From net realized gains	—	(671,207)

Change in net assets resulting from distributions to shareholders	—	(4,265,711)

Capital Transactions:
Proceeds from shares issued	1,511,574	6,343,293
Proceeds from dividends reinvested	—	4,265,710
Value of shares redeemed	(871,967)	(20,862,557)

Change in net assets resulting from capital transactions	639,607	(10,253,554)

Change in net assets	(8,231,861)	(29,842,340)
Net Assets:
Beginning of period	117,211,183	147,053,523

End of period	$108,979,322	$117,211,183

Accumulated net investment income/(loss)	$5,198,432	$3,055,397

Share Transactions:
Shares issued	167,228	563,943
Dividends reinvested	—	422,348
Shares redeemed	(96,127)	(1,701,631)

Change in shares	71,101	(715,340)

See accompanying notes to the financial statements.

5

AZL NFJ International Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$9.71		$11.51	$12.88	$11.74	$12.14	$14.65

Investment Activities:
Net Investment Income/(Loss)	0.18		0.23	0.28	0.25	0.19	0.53
Net Realized and Unrealized Gains/(Losses) on Investments	(0.91)		(1.66)	(0.89)	1.11	2.14	(2.13)

Total from Investment Activities	(0.73)		(1.43)	(0.61)	1.36	2.33	(1.60)

Dividends to Shareholders From:
Net Investment Income	—		(0.31)	(0.25)	(0.22)	(0.35)	(0.36)
Net Realized Gains	—		(0.06)	(0.51)	—	(2.38)	(0.55)

Total Dividends	—		(0.37)	(0.76)	(0.22)	(2.73)	(0.91)

Net Asset Value, End of Period	$8.98		$9.71	$11.51	$12.88	$11.74	$12.14

Total Return(a)	(7.52	)%(b)	(12.57)%	(5.26)%	11.66%	20.55%	(10.92)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$108,979		$117,211	$147,054	$151,096	$135,156	$92,191
Net Investment Income/(Loss)(c)	3.87%		1.80%	2.35%	2.10%	2.25%	2.45%
Expenses Before Reductions(c) (d)	1.29%		1.24%	1.24%	1.23%	1.25%	1.24%
Expenses Net of Reductions(c)	1.26%		1.24%	1.24%	1.22%	1.24%	1.17%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.26%		1.24%	1.24%	1.23%	1.25%	1.19%
Portfolio Turnover Rate	23	%(b)	50%	20%	24%	21%	43%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL NFJ International Value Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $8 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $8,535 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with NFJ Investment Group LLC (“NFJ”), NFJ provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL NFJ International Value Fund	0.90%	1.45%

*	The Manager voluntarily reduced the management fee to 0.87% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

8

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $656 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

9

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Aerospace & Defense	$3,657,937	$—	$3,657,937
Auto Components	1,749,993	1,202,959	2,952,952
Banks	7,954,035	7,957,608	15,911,643
Beverages	1,027,872	1,077,224	2,105,096
Biotechnology	1,196,520	—	1,196,520
Electric Utilities	3,752,175	2,386,460	6,138,635
Household Products	1,745,562	—	1,745,562
Industrial Conglomerates	1,195,382	2,672,812	3,868,194
Insurance	1,085,398	7,058,942	8,144,340
Multiline Retail	1,598,778	—	1,598,778
Oil, Gas & Consumable Fuels	9,978,343	—	9,978,343
Pharmaceuticals	2,129,752	4,376,024	6,505,776
Semiconductors & Semiconductor Equipment	2,722,674	—	2,722,674
Software	1,514,496	—	1,514,496
Wireless Telecommunication Services	1,387,832	5,340,976	6,728,808
All Other Common Stocks+	—	32,682,201	32,682,201
Securities Held as Collateral for Securities on Loan	—	7,794,916	7,794,916
Unaffiliated Investment Company	1,412,625	—	1,412,625

Total Investment Securities	$44,109,374	$72,550,122	$116,659,496

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL NFJ International Value Fund	$29,353,263	$26,027,198

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $123,942,193. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,266,241
Unrealized depreciation	(16,548,938)

Net unrealized appreciation/(depreciation)	$(7,282,697)

As of the end of its tax year ended December 31, 2015, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

10

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL NFJ International Value Fund	$3,453,907	$2,867,574	$6,321,481

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL NFJ International Value Fund	$3,594,506	$671,205	$4,265,711

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL NFJ International Value Fund	$3,055,397	$—	$(6,321,481)	$(3,026,925)	$(6,293,009)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2016, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

9. Subsequent Events

On June 14, 2016, the Board approved BlackRock Investment Management, LLC as the Subadviser to the Fund, replacing NFJ. The new subadvisory agreement is expected to be effective on or about October 14, 2016. In connection with this change, the Fund will be renamed AZL Global Equity Index Fund effective as of the same date.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Oppenheimer Discovery Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Oppenheimer Discovery Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Oppenheimer Discovery Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Oppenheimer Discovery Fund	$1,000.00	$1,005.50	$5.78	1.16%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Oppenheimer Discovery Fund	$1,000.00	$1,019.09	$5.82	1.16%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	28.7%
Health Care	22.4
Industrials	16.5
Consumer Discretionary	12.9
Financials	7.6
Materials	4.6
Energy	3.4
Consumer Staples	1.1

Total Common Stocks	97.2
Right	— ^
Securities Held as Collateral for Securities on Loan	26.8
Money Market	3.7

Total Investment Securities	127.7
Net other assets (liabilities)	(27.7)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (97.2%):
Aerospace & Defense (1.2%):
16,770	Curtiss-Wright Corp.^	$1,412,873
18,420	HEICO Corp.^	1,230,640

		2,643,513

Banks (1.7%):
37,880	Pinnacle Financial Partners, Inc.^	1,850,438
60,100	Western Alliance Bancorp*^	1,962,265

		3,812,703

Biotechnology (2.3%):
30,720	Acadia Pharmaceuticals, Inc.*^	997,171
37,170	Neurocrine Biosciences, Inc.*^	1,689,377
48,780	Repligen Corp.*^	1,334,621
22,110	Ultragenyx Pharmaceutical, Inc.*^	1,081,400

		5,102,569

Building Products (5.5%):
51,760	A.O. Smith Corp.^	4,560,574
15,970	American Woodmark Corp.*^	1,060,089
29,120	Lennox International, Inc.^	4,152,512
33,890	Masonite International Corp.*	2,241,485

		12,014,660

Capital Markets (0.6%):
34,470	Cohen & Steers, Inc.^	1,393,967

Chemicals (1.1%):
26,000	H.B. Fuller Co.^	1,143,740
39,380	PolyOne Corp.^	1,387,751

		2,531,491

Commercial Services & Supplies (0.9%):
49,810	Healthcare Services Group, Inc.^	2,061,138

Construction & Engineering (1.1%):
27,240	Dycom Industries, Inc.*^	2,445,062

Construction Materials (1.6%):
89,430	Headwaters, Inc.*^	1,604,374
35,350	US Concrete, Inc.*^	2,153,168

		3,757,542

Containers & Packaging (1.3%):
73,350	Berry Plastics Group, Inc.*	2,849,648

Distributors (2.4%):
43,760	Core Markt Holdngs Co., Inc.^	2,050,594
34,470	Pool Corp.^	3,241,214

		5,291,808

Diversified Consumer Services (2.2%):
75,774	Bright Horizons Family Solutions, Inc.*^	5,024,574

Diversified Financial Services (2.3%):
35,790	MarketAxess Holdings, Inc.^	5,203,866

Electronic Equipment, Instruments & Components (0.5%):
12,070	Coherent, Inc.*^	1,107,785

Energy Equipment & Services (0.4%):
46,350	Forum Energy Technologies, Inc.*^	802,319

Food & Staples Retailing (0.6%):
46,320	Performance Food Group Co.*^	1,246,471

Shares		Fair Value
Common Stocks, continued
Food Products (0.5%):
81,690	Amplify Snack Brands, Inc.*^	$1,204,928

Health Care Equipment & Supplies (8.6%):
17,490	ABIOMED, Inc.*^	1,911,482
53,990	Cantel Medical Corp.^	3,710,732
22,500	Cynosure, Inc., Class A*^	1,094,513
13,858	Dexcom, Inc.*^	1,099,355
35,290	Inogen, Inc.*^	1,768,382
34,520	Integra LifeSciences Holdings Corp.*^	2,754,006
15,830	Neogen Corp.*^	890,438
15,170	Nevro Corp.*^	1,118,939
36,160	NuVasive, Inc.*^	2,159,475
37,590	West Pharmaceutical Services, Inc.	2,852,329

		19,359,651

Health Care Providers & Services (6.6%):
29,280	Acadia Healthcare Co., Inc.*^	1,622,112
32,980	AmSurg Corp.*^	2,557,269
26,140	Centene Corp.*^	1,865,612
33,670	Diplomat Pharmacy, Inc.*^	1,178,450
87,190	HealthEquity, Inc.*^	2,649,268
72,370	VCA Antech, Inc.*^	4,892,936

		14,765,647

Health Care Technology (2.3%):
36,560	Omnicell, Inc.*^	1,251,449
38,110	Press Ganey Holdings, Inc.*^	1,499,629
69,240	Veeva Systems, Inc., Class A*^	2,362,468

		5,113,546

Hotels, Restaurants & Leisure (4.3%):
71,910	Dave & Buster’s Entertainment, Inc.*^	3,364,669
25,590	Papa John’s International, Inc.^	1,740,120
47,620	Texas Roadhouse, Inc.^	2,171,472
16,370	Vail Resorts, Inc.^	2,262,825

		9,539,086

Internet & Catalog Retail (0.3%):
18,390	Wayfair, Inc., Class A*^	717,210

Internet Software & Services (5.8%):
47,110	Benefitfocus, Inc.*^	1,795,833
22,780	CoStar Group, Inc.*^	4,981,075
41,090	Q2 Holdings, Inc.*	1,151,342
64,440	Shopify, Inc., Class A*	1,982,174
8,820	Stamps.com, Inc.*^	771,044
40,680	WebMD Health Corp.*^	2,363,915

		13,045,383

IT Services (0.9%):
38,560	Exlservice Holdings, Inc.*^	2,020,930

Life Sciences Tools & Services (1.6%):
24,370	Cambrex Corp.*^	1,260,660
6,810	Charles River Laboratories International, Inc.*	561,416
16,780	ICON plc*	1,174,768
14,530	INC Research Holdings, Inc., Class A*^	554,029

		3,550,873

Continued

2

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (3.8%):
37,070	Astec Industries, Inc.^	$2,081,480
14,440	Graco, Inc.^	1,140,616
33,820	John Bean Technologies Corp.^	2,070,460
15,810	Middleby Corp. (The)*^	1,822,103
132,770	Mueller Water Products, Inc., Class A^	1,516,233

		8,630,892

Metals & Mining (0.6%):
83,540	Tahoe Resources, Inc.	1,250,594

Multiline Retail (0.5%):
46,380	Ollie’s Bargain Outlet Holdings, Inc.*^	1,154,398

Oil, Gas & Consumable Fuels (3.0%):
34,973	Diamondback Energy, Inc.*^	3,189,886
32,887	Gulfport Energy Corp.*^	1,028,048
98,626	Parsley Energy, Inc., Class A*^	2,668,820

		6,886,754

Pharmaceuticals (1.0%):
43,160	DepoMed, Inc.*^	846,799
25,810	Prestige Brands Holdings, Inc.*	1,429,874

		2,276,673

Professional Services (1.4%):
31,580	On Assignment, Inc.*^	1,166,881
61,630	TransUnion*^	2,060,907

		3,227,788

Real Estate Investment Trusts (REITs) (3.0%):
33,690	Coresite Realty Corp.^	2,987,966
37,080	CubeSmart^	1,145,030
44,780	Cyrusone, Inc.^	2,492,455

		6,625,451

Semiconductors & Semiconductor Equipment (3.4%):
52,380	Microsemi Corp.*^	1,711,778
9,760	MKS Instruments, Inc.	420,266
72,220	Monolithic Power Systems, Inc.^	4,934,070
23,800	Semtech Corp.*^	567,868

		7,633,982

Software (18.1%):
32,650	Ellie Mae, Inc.*^	2,992,373
91,110	Globant SA*^	3,585,179
85,840	Guidewire Software, Inc.*^	5,301,477
81,170	HubSpot, Inc.*^	3,524,401

Shares or Principal Amount		Fair Value
Common Stocks, continued
Software, continued
55,150	Manhattan Associates, Inc.*^	$3,536,770
72,510	Paycom Software, Inc.*^	3,133,157
112,500	Paylocity Holding Corp.*^	4,860,000
70,120	Proofpoint, Inc.*^	4,423,871
31,430	Tyler Technologies, Inc.*^	5,239,694
19,020	Ultimate Software Group, Inc. (The)*^	3,999,716

		40,596,638

Specialty Retail (2.1%):
47,160	Burlington Stores, Inc.*^	3,146,044
53,750	Michaels Cos., Inc. (The)*^	1,528,650

		4,674,694

Textiles, Apparel & Luxury Goods (1.1%):
20,510	Columbia Sportswear Co.^	1,180,145
66,570	Kate Spade & Co.*^	1,372,008

		2,552,153

Trading Companies & Distributors (2.6%):
59,430	Beacon Roofing Supply, Inc.*^	2,702,282
25,370	SiteOne Landscape Supply, Inc.*^	862,326
16,700	Watsco, Inc.^	2,349,523

		5,914,131

Total Common Stocks (Cost $175,017,756)		218,030,518

Right (0.0%):
Biotechnology (0.0%):
25,050	Dyax Corp. CVR, Expires on 12/31/19*(a)(b)	27,806

Total Right (Cost $—)		27,806

Securities Held as Collateral for Securities on Loan (26.8%):
$60,001,284	AZL Oppenheimer Discovery Fund Securities Lending Collateral Account(c)	60,001,284

Total Securities Held as Collateral for Securities on Loan (Cost $60,001,284)		60,001,284

Unaffiliated Investment Company (3.7%):
8,309,542	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(d)	8,309,542

Total Unaffiliated Investment Company (Cost $8,309,542)		8,309,542

Total Investment Securities (Cost $243,328,582)(e) — 127.7%		286,369,150
Net other assets (liabilities) — (27.7)%		(62,168,622)

Net Assets — 100.0%		$224,200,528

Percentages indicated are based on net assets as of June 30, 2016.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $58,886,025.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 0.00% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(d)	The rate represents the effective yield at June 30, 2016.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Oppenheimer Discovery Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$243,328,582

Investment securities, at value*	$286,369,150
Cash	1,420
Interest and dividends receivable	121,469
Receivable for investments sold	1,696,531
Prepaid expenses	1,234

Total Assets	288,189,804

Liabilities:
Payable for investments purchased	3,385,330
Payable for capital shares redeemed	374,862
Payable for collateral received on loaned securities	60,001,284
Manager fees payable	155,384
Administration fees payable	6,758
Distribution fees payable	45,701
Custodian fees payable	4,905
Administrative and compliance services fees payable	194
Trustee fees payable	1,616
Other accrued liabilities	13,242

Total Liabilities	63,989,276

Net Assets	$224,200,528

Net Assets Consist of:
Capital	$156,798,562
Accumulated net investment income/(loss)	(709,676)
Accumulated net realized gains/(losses) from investment transactions	25,071,074
Net unrealized appreciation/(depreciation) on investments	43,040,568

Net Assets	$224,200,528

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,635,498
Net Asset Value (offering and redemption price per share)	$12.71

*	Includes securities on loan of $58,886,025.
Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$404,865
Income from securities lending	131,171
Foreign withholding tax	(242)

Total Investment Income	535,794

Expenses:
Manager fees	906,081
Administration fees	30,338
Distribution fees	266,495
Custodian fees	9,738
Administrative and compliance services fees	1,707
Trustee fees	6,221
Professional fees	6,927
Shareholder reports	7,218
Other expenses	2,889

Total expenses	1,237,614

Net Investment Income/(Loss)	(701,820)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,257,347)
Change in net unrealized appreciation/depreciation on investments	2,638,932

Net Realized/Unrealized Gains/(Losses) on Investments	1,381,585

Change in Net Assets Resulting From Operations	$679,765

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Oppenheimer Discovery Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(701,820)	$(1,727,290)
Net realized gains/(losses) on investment transactions	(1,257,347)	27,543,921
Change in unrealized appreciation/depreciation on investments	2,638,932	(15,528,680)

Change in net assets resulting from operations	679,765	10,287,951

Distributions to Shareholders:
From net realized gains	—	(35,906,196)

Change in net assets resulting from distributions to shareholders	—	(35,906,196)

Capital Transactions:
Proceeds from shares issued	3,890,055	10,698,874
Proceeds from dividends reinvested	—	35,906,196
Value of shares redeemed	(15,787,768)	(92,990,738)

Change in net assets resulting from capital transactions	(11,897,713)	(46,385,668)

Change in net assets	(11,217,948)	(72,003,913)
Net Assets:
Beginning of period	235,418,476	307,422,389

End of period	$224,200,528	$235,418,476

Accumulated net investment income/(loss)	$(709,676)	$(7,856)

Share Transactions:
Shares issued	340,091	717,938
Dividends reinvested	—	2,716,051
Shares redeemed	(1,336,253)	(6,138,888)

Change in shares	(996,162)	(2,704,899)

See accompanying notes to the financial statements.

5

AZL Oppenheimer Discovery Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$12.64		$14.41	$15.78	$10.94		$9.38	$9.92

Investment Activities:
Net Investment Income/(Loss)	(0.04)		(0.09)	(0.11)	(0.10)		(0.01)	(0.04)
Net Realized and Unrealized Gains/(Losses) on Investments	0.11		0.50	(0.29)	5.07		1.57	(0.50)

Total from Investment Activities	0.07		0.41	(0.40)	4.97		1.56	(0.54)

Dividends to Shareholders From:
Net Realized Gains	—		(2.18)	(0.97)	(0.13)		—	—	(a)

Total Dividends	—		(2.18)	(0.97)	(0.13)		—	—	(a)

Net Asset Value, End of Period	$12.71		$12.64	$14.41	$15.78		$10.94	$9.38

Total Return(b)	0.55	%(c)	2.19%	(2.30)%	45.52%		16.63%	(5.39)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$224,201		$235,418	$307,422	$350,555		$123,750	$79,768
Net Investment Income/(Loss)(d)	(0.66)%		(0.63)%	(0.73)%	(0.86)%		(0.07)%	(0.40)%
Expenses Before Reductions(d)(e)	1.16%		1.16%	1.16%	1.16%		1.18%	1.19%
Expenses Net of Reductions(d)	1.16%		1.16%	1.16%	1.16%		1.18%	1.19%
Portfolio Turnover Rate	41	%(c)	71%	99%	79	%(f)	161%	145	%(g)

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 128%.

(g)	The portfolio turnover rate for the year ended December 31, 2011 was higher than the prior year primarily due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

6

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Oppenheimer Discovery Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $59 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $10,575 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Oppenheimer Funds, Inc. (“Oppenheimer”), Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Oppenheimer Discovery Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services,

8

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,260 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

During the period ended June 30, 2016, the Fund paid approximately $248 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

9

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$218,030,518	$—	$—	$218,030,518
Right	—	27,806	—	27,806
Securities Held as Collateral for Securities on Loan	—	60,001,284	—	60,001,284
Unaffiliated Investment Company	8,309,542	—	—	8,309,542

Total Investment Securities	$226,340,060	$60,029,090	$—	$286,369,150

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer Discovery Fund	$87,978,644	$102,684,510

6. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $244,221,030. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$45,393,892
Unrealized depreciation	(3,245,772)

Net unrealized appreciation/(depreciation)	$42,148,120

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Oppenheimer Discovery Fund	$—	$35,906,196	$35,906,196

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Oppenheimer Discovery Fund	$—	$26,979,589	$—	$39,742,612	$66,722,201

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

7. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, AZL Small Cap Stock Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Pyramis Total Bond Fund

(formerly AZL® Pyramis Core Bond Fund)

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 13

Statement of Operations Page 13

Statements of Changes in Net Assets Page 14

Financial Highlights Page 15

Notes to the Financial Statements Page 16

Other Information Page 21

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Pyramis Total Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Pyramis Total Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Pyramis Total Bond Fund	$1,000.00	$1,066.00	$4.21	0.82%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Pyramis Total Bond Fund	$1,000.00	$1,020.79	$4.12	0.82%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Corporate Bonds	33.9%
U.S. Treasury Obligations	20.2
U.S. Government Agency Mortgages	18.0
Yankee Dollars	15.3
Securities Held as Collateral for Securities on Loan	7.2
Collateralized Mortgage Obligations	5.4
Municipal Bonds	4.1
Money Markets	2.6
Asset Backed Securities	1.1

Total Investment Securities	107.8
Net other assets (liabilities)	(7.8)

Net Assets	100.0%

1

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (1.1%):
$1,155,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2012-5, 2.35%, 12/10/18, Callable 8/3/17 @ 100	$1,157,548
900,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-3, 3.00%, 7/8/19, Callable 8/11/17 @ 100	909,383
1,750,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-4, 3.31%, 10/8/19, Callable 8/1/18 @ 100	1,780,130
75,876	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.28%, 1/25/35, Callable 7/25/16 @ 100(a)	78,227
213,000	Invitation Homes Trust, Class E, Series 2015-SFR3, 4.20%, 8/17/32(a)(b)	210,181
387,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-2, 2.33%, 11/15/19, Callable 3/15/18 @ 100	388,659

Total Asset Backed Securities (Cost $4,511,253)		4,524,128

Collateralized Mortgage Obligations (5.4%):
92,710	Banc of America Commercial Mortgage Trust, Class A4, Series 2007-1, 5.45%, 1/15/49	94,075
306,881	Banc of America Commercial Mortgage Trust, Class A4, Series 2006-3, 5.89%, 7/10/44(a)	306,537
602,176	Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.79%, 4/10/49(a)	606,941
189,000	CDGJ Commercial Mortgage Trust, Class DPA, Series 2014-BXCH, 3.44%, 12/15/27(a)(b)	184,395
88,000	Credit Suisse Mortgage Trust, Class B, Series 2015-TOWN, 2.34%, 3/15/17(a)(b)	85,942
85,000	Credit Suisse Mortgage Trust, Class C, Series 2015-TOWN, 2.69%, 3/15/17(a)(b)	82,582
129,000	Credit Suisse Mortgage Trust, Class D, Series 2015-TOWN, 3.64%, 3/15/17(a)(b)	125,541
581,000	Credit Suisse Mortgage Trust, Class E, Series 2015-TOWN, 4.59%, 3/15/17(a)(b)	563,922
390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/19(b)	395,327
1,330,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/19(b)	1,328,437
5,070,000	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	5,167,498
127,282	GS Mortgage Securities Trust, Class A4, Series 2006-GG8, 5.56%, 11/10/39	127,619
4,112,000	Hilton USA Trust, Class DFX, Series 2013-HLT, 4.41%, 11/5/30(b)	4,136,403
27,188	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1A, Series 2006-LDP8, 5.40%, 5/15/45	27,149
5,157,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 5.93%, 6/15/49(a)	5,249,737
127,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class C, Series 2014-BXH, 2.09%, 4/15/27(a)(b)	122,410

Principal Amount		Fair Value
Asset Backed Securities, continued
Collateralized Mortgage Obligations, continued
$271,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class D, Series 2014-BXH, 2.69%, 4/15/27(a)(b)	$259,880
1,390,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(a)	1,412,488
96,474	Wachovia Bank Commercial Mortgage Trust, Class A1A, Series 2006-C26, 6.01%, 6/15/45(a)	96,335
1,516,747	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 4/15/47	1,538,640
1,058,000	Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.89%, 6/15/49(a)	1,090,379

Total Collateralized Mortgage Obligations (Cost $24,599,767)		23,002,237

Corporate Bonds (33.9%):
Airlines (0.0%):
72,945	Continental Airlines 1998-1, Class A, Series 981, 6.65%, 9/15/17	74,681

Automobiles (0.4%):
330,000	General Motors Co., 3.50%, 10/2/18	339,760
213,000	General Motors Co., 6.60%, 4/1/36, Callable 1/10/35 @ 100	244,249
453,000	General Motors Co., 6.25%, 10/2/43	503,216
171,000	General Motors Co., 5.20%, 4/1/45	169,414
357,000	General Motors Co., 6.75%, 4/1/46, Callable 1/10/45 @ 100	423,468

		1,680,107

Banks (4.0%):
640,000	Bank of America Corp., 4.20%, 8/26/24	661,580
130,000	Bank of America Corp., 4.00%, 1/22/25, MTN	132,510
660,000	Bank of America Corp., Series L, 3.95%, 4/21/25	672,108
266,000	Bank of America Corp., 3.88%, 8/1/25, MTN	282,176
462,000	Bank of America Corp., Series G, 4.45%, 3/3/26	483,222
397,000	Bank of America Corp., 4.25%, 10/22/26^	411,724
534,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100	548,594
730,000	Citigroup, Inc., 4.05%, 7/30/22	769,123
1,000,000	Citigroup, Inc., 4.30%, 11/20/26^	1,030,259
250,000	Citizens Bank NARI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	252,414
253,000	Citizens Bank of Rhode Island, 2.50%, 3/14/19, Callable 2/14/19 @ 100, MTN	256,602
250,000	Discover Bank, 7.00%, 4/15/20	284,726
644,000	Discover Bank, Series BKNT, 3.20%, 8/9/21, Callable 9/7/21 @ 100	655,199
4,000,000	First Tennessee Bank, 2.95%, 12/1/19, Callable 1/11/19 @ 100	4,018,235
400,000	Huntington National Bank (The), 2.20%, 4/1/19, Callable 1/3/19 @ 100	403,206
2,221,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,299,483
1,653,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,751,382
1,278,000	Regions Bank, Series BKNT, 7.50%, 5/15/18, MTN	1,401,576
500,000	Regions Bank, 6.45%, 6/26/37	596,672

Continued

2

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$88,000	Regions Financial Corp., 2.00%, 5/15/18, Callable 4/15/18 @ 100	$88,154
260,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 8/1/21 @ 100^	267,617

		17,266,562

Beverages (0.8%):
992,000	Anheuser-Busch InBev SA/NV, 3.30%, 2/1/23, Callable 1/12/22 @ 100	1,045,241
939,000	Anheuser-Busch InBev SA/NV, 4.70%, 2/1/36, Callable 1/8/35 @ 100	1,055,181
1,074,000	Anheuser-Busch InBev SA/NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,258,558

		3,358,980

Biotechnology (0.1%):
473,000	Abbvie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	495,624

Building Products (0.2%):
800,000	Building Materials Corp., 5.38%, 11/15/24, Callable 11/15/19 @ 102.69(b)	814,000

Capital Markets (0.5%):
189,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	200,058
524,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	523,448
399,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19^	408,239
311,000	Lazard Group LLC, 4.25%, 11/14/20^	331,031
523,000	Morgan Stanley, 4.88%, 11/1/22	572,714

		2,035,490

Consumer Finance (3.3%):
2,750,000	Ally Financial, Inc., 3.75%, 11/18/19	2,756,876
320,000	Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100^	324,915
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,096,966
600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	635,720
533,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18^	538,374
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	615,558
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19^	1,023,080
751,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	861,329
110,000	General Motors Financial Co., Inc., 2.63%, 7/10/17	111,017
180,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	185,730
175,000	General Motors Financial Co., Inc., 3.25%, 5/15/18	178,627
383,000	General Motors Financial Co., Inc., 3.50%, 7/10/19	396,307
500,000	General Motors Financial Co., Inc., 4.20%, 3/1/21, Callable 1/2/21 @ 100^	523,076
2,363,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	2,493,554
200,000	General Motors Financial Co., Inc., 4.25%, 5/15/23	205,630
161,000	Hyundai Capital America, Inc., 2.88%, 8/9/18(b)	164,980
378,000	Hyundai Capital America, Inc., 2.55%, 2/6/19(b)	384,240

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$900,000	SLM Corp., 5.50%, 1/15/19	$901,710
138,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100	140,300
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100^	528,328
210,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100^	217,335

		14,283,652

Diversified Financial Services (0.2%):
154,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 1/11/20 @ 100	161,801
276,000	Intercontinental Exchange, Inc., 3.75%, 12/1/25, Callable 1/9/25 @ 100^	299,202
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	501,296

		962,299

Diversified Telecommunication Services (1.3%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	328,749
614,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100	640,512
28,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17	28,630
62,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	65,953
2,990,000	Embarq Corp., 8.00%, 6/1/36	2,993,737
500,000	Verizon Communications, Inc., 6.25%, 4/1/37	624,393
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	983,523

		5,665,497

Electric Utilities (2.7%):
1,500,000	DPL, Inc., 7.25%, 10/15/21, Callable 7/15/21 @ 100	1,440,000
110,000	Emera US Finance LP, 2.15%, 6/15/19(b)	111,280
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100(b)	111,075
174,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100(b)	178,044
500,000	Entergy Corp., 4.00%, 7/15/22, Callable 5/15/22 @ 100	536,543
436,000	Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100	466,115
679,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	687,456
1,544,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	1,592,897
3,602,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	4,470,870
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21^	330,248
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	774,445
794,380	NSG Holdings, LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	849,987
56,000	PG&E Corp., 2.40%, 3/1/19, Callable 1/2/19 @ 100	57,098

		11,606,058

Continued

3

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Energy Equipment & Services (0.2%):
$234,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	$244,401
205,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100^	221,985
280,000	Halliburton Co., 5.00%, 11/15/45, Callable 5/15/45 @ 100	307,967

		774,353

Food & Staples Retailing (0.1%):
244,000	CVS Health Corp., 3.50%, 7/20/22, Callable 5/20/22 @ 100	262,712
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	284,182

		546,894

Food Products (0.0%):
130,000	ConAgra Foods, Inc., 1.90%, 1/25/18	131,028

Health Care Providers & Services (1.9%):
1,000,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 1/2/18 @ 103.44^	875,000
500,000	Express Scripts Holding Co., 4.75%, 11/15/21	560,830
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22	1,714,682
355,000	HCA, Inc., 3.75%, 3/15/19^	367,425
1,900,000	HCA, Inc., 6.50%, 2/15/20	2,101,874
25,000	HCA, Inc., 5.88%, 3/15/22	27,188
20,000	HCA, Inc., 4.75%, 5/1/23	20,500
300,000	McKesson Corp., 2.28%, 3/15/19	306,733
1,900,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,947,120

		7,921,352

Hotels, Restaurants & Leisure (0.3%):
86,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 9/11/20 @ 100	89,784
227,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100	245,261
117,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 9/6/35 @ 100	131,981
184,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 9/6/45 @ 100, MTN	215,148
900,000	Scientific Games International, Inc., Registered Shares, 6.63%, 5/15/21, Callable 5/15/17 @ 104.97	535,500

		1,217,674

Household Durables (0.4%):
900,000	APX Group, Inc., 6.38%, 12/1/19, Callable 8/8/16 @ 104.78^	891,000
900,000	William Lyon Homes, Inc., 8.50%, 11/15/20, Callable 11/15/16 @ 104.25	924,750

		1,815,750

Independent Power and Renewable Electricity Producers (0.5%):
1,000,000	Dynegy, Inc., 7.38%, 11/1/22, Callable 1/11/18 @ 103.69	965,000
1,400,000	NRG Energy, Inc., 6.25%, 5/1/24, Callable 1/5/19 @ 103.13^	1,332,632

		2,297,632

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance (2.3%):
$218,000	American International Group, Inc., 3.30%, 3/1/21, Callable 1/2/21 @ 100^	$225,217
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 10/4/25 @ 100	824,537
600,000	Aon plc, 5.00%, 9/30/20	670,135
1,100,000	Five Corners Funding Trust, 4.42%, 11/15/23(b)	1,187,254
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(b)	772,952
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(b)	191,203
978,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	1,084,504
1,136,000	Pacific Life Corp., 6.00%, 2/10/20(b)	1,270,051
500,000	Pacific Life Corp., 9.25%, 6/15/39(b)	758,103
436,000	Pacific Life Corp., 5.13%, 1/30/43(b)	477,365
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	557,834
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(b)	116,788
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(b)	173,332
463,000	Unum Group, 3.88%, 11/5/25	471,477
1,042,000	Unum Group, 5.75%, 8/15/42	1,150,503

		9,931,255

Life Sciences Tools & Services (0.0%):
66,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	67,148

Machinery (0.0%):
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19^	35,211

Media (1.6%):
322,000	21st Century Fox, Inc., 6.15%, 2/15/41	402,108
395,000	21st Century Fox, Inc., 7.75%, 12/1/45	576,988
900,000	iHeartcommunications, Inc., 5.50%, 12/15/16	823,500
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	831,420
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100^	1,058,639
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 1/6/21 @ 100	662,230
155,000	Time Warner Cable, Inc., 6.55%, 5/1/37	180,608
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	350,628
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,762,342
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 1/3/41 @ 100	72,477
46,000	Viacom, Inc., 2.50%, 9/1/18	46,639

		6,767,579

Metals & Mining (0.1%):
274,000	Alcoa, Inc., 5.13%, 10/1/24, Callable 1/7/24 @ 100^	273,315
110,000	Freeport-McMoRan, Inc., 2.30%, 11/14/17	108,075

		381,390

Multiline Retail (0.4%):
1,500,000	J.C. Penney Corp., Inc., 8.13%, 10/1/19^	1,552,035

Continued

4

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities (0.4%):
$1,371,000	Dominion Resources, Inc., Series 06-B, 2.93%, 9/30/66, Callable 7/29/16 @ 100(a)	$1,013,007
117,000	NV Energy, Inc., 6.25%, 11/15/20	138,518
49,000	Puget Energy, Inc., 6.00%, 9/1/21	57,028
339,000	Sempra Energy, 6.00%, 10/15/39	425,181

		1,633,734

Oil, Gas & Consumable Fuels (4.6%):
800,000	Access Midstream Partner, 4.88%, 3/15/24, Callable 3/15/19 @ 102.44^	767,302
241,000	Anadarko Finance Co., Series B, 7.50%, 5/1/31	288,539
12,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	12,631
149,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100^	158,031
308,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	340,118
410,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	495,077
1,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21^	675,000
1,000,000	Chesapeake Energy Corp., 5.75%, 3/15/23^	640,000
88,000	Columbia Pipeline Group, Inc., 2.45%, 6/1/18	88,284
434,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/20, Callable 1/5/20 @ 100	448,719
132,000	Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 1/3/25 @ 100	141,889
166,000	DCP Midstream Operating LLC, 2.50%, 12/1/17, Callable 1/11/17 @ 100	162,265
302,000	DCP Midstream Operating LLC, 2.70%, 4/1/19, Callable 1/3/19 @ 100^	289,379
500,000	DCP Midstream Operating LLC, 5.35%, 3/15/20(b)	490,000
1,300,000	DCP Midstream Operating LLC, 4.75%, 9/30/21(b)	1,215,500
163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	148,330
124,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 1/10/43 @ 100	106,020
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 1/7/21 @ 100	1,058,997
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	109,862
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	110,524
292,000	Enbridge Energy Partners LP, 4.38%, 10/15/20, Callable 9/15/20 @ 100	299,679
1,995,000	Ep Energy LLC, 9.38%, 5/1/20, Callable 8/8/16 @ 104.69	1,411,463
5,000	Ep Energy LLC, 7.75%, 9/1/22, Callable 1/9/17 @ 103.88	3,050
168,000	Kinder Morgan (Delaware), Inc., 2.00%, 12/1/17	167,101
111,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 1/11/19 @ 100^	112,159
112,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100^	106,458

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$195,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19^	$194,916
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40^	43,788
979,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 1/9/43 @ 100	979,467
600,000	Marathon Petroleum Corp., 5.13%, 3/1/21^	663,488
70,000	MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	63,585
985,000	Pemex Proj FDG Master TR, 5.75%, 3/1/18	1,029,975
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	38,208
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(b)	342,768
680,000	Southwestern Energy Co., 3.30%, 1/23/18	694,960
1,827,000	Southwestern Energy Co., 4.05%, 1/23/20, Callable 12/23/19 @ 100^	1,795,027
233,000	Southwestern Energy Co., 4.95%, 1/23/25, Callable 10/23/24 @ 100	223,098
647,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 1/3/21 @ 100	682,160
103,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 1/4/26 @ 100	102,790
299,000	Williams Cos., Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100^	264,615
1,565,000	Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100^	1,437,452
349,000	Williams Cos., Inc., 5.75%, 6/24/44, Callable 12/24/43 @ 100	297,523
149,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	145,331
239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	226,417
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	155,370
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 4/12/23 @ 100	268,113

		19,495,428

Pharmaceuticals (0.0%):
121,000	Mylan, Inc., 1.35%, 11/29/16	120,867
57,000	Zoetis, Inc., 1.88%, 2/1/18	57,167

		178,034

Real Estate Investment Trusts (REITs) (5.2%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100	82,719
102,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	105,272
500,000	American Tower Corp., 2.80%, 6/1/20, Callable 1/5/20 @ 100	511,664
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 1/7/20 @ 100	171,849
316,000	BPG Subsidiary, Inc., 3.88%, 8/15/22, Callable 6/15/22 @ 100	324,323

Continued

5

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$279,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100	$292,768
357,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	360,736
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 1/7/24 @ 100	401,492
394,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 1/7/29 @ 100	406,438
300,000	Brixmor Operating Partnership, 3.85%, 2/1/25, Callable 1/11/24 @ 100	301,686
187,000	Brixmor Operating Partnership, 4.13%, 6/15/26, Callable 3/15/26 @ 100	191,853
134,000	Camden Property Trust, 2.95%, 12/15/22, Callable 9/15/22 @ 100	135,495
255,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100	257,867
224,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 1/4/25 @ 100^	236,141
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	1,204,627
218,000	DDR Corp., 3.63%, 2/1/25, Callable 1/11/24 @ 100^	218,650
173,000	DDR Corp., 4.25%, 2/1/26, Callable 1/11/25 @ 100	181,369
315,000	Digital Realty Trust LP, 3.95%, 7/1/22, Callable 1/5/22 @ 100	329,970
329,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 1/7/25 @ 100	353,344
458,000	Digital Realty Trust, Inc., 3.40%, 10/1/20, Callable 1/9/20 @ 100	476,042
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	760,606
256,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	271,426
183,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	190,931
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 1/9/24 @ 100^	153,422
67,000	Duke Realty LP, 3.25%, 6/30/26, Callable 3/30/26 @ 100	67,930
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100	77,725
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	508,272
1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/15/19 @ 100	1,025,753
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 1/5/22 @ 100	495,547
800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	804,438
143,000	Health Care REIT, Inc., 2.25%, 3/15/18	144,469
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	529,011
307,000	Health Care REIT, Inc., 4.00%, 6/1/25, Callable 1/3/25 @ 100	322,660

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	$138,087
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	1,057,270
184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	186,423
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17, Callable 11/15/17 @ 100	250,772
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	509,965
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	369,914
113,000	Mid-America Apartment Communities, Inc., 4.00%, 11/15/25, Callable 8/15/25 @ 100	118,985
1,573,000	Mid-America Apartments LP, 4.30%, 10/15/23, Callable 7/15/23 @ 100	1,691,784
549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 1/6/23 @ 100	547,567
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	131,086
128,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	129,863
526,000	Omega Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100	559,110
1,628,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,621,516
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 1/9/22 @ 100	71,141
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	71,601
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	102,233
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 1/9/23 @ 100	168,096
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 1/9/24 @ 100	282,995
111,000	Ventas Realty LP/Capital Corp., 4.00%, 4/30/19, Callable 1/30/19 @ 100	116,969
750,000	Ventas Realty LP/Capital Corp., 4.25%, 3/1/22, Callable 1/12/21 @ 100	809,528
118,000	Ventas Realty LP/Capital Corp., 3.13%, 6/15/23, Callable 3/15/23 @ 100	120,379
161,000	Ventas Realty LP/Capital Corp., 3.50%, 2/1/25, Callable 1/11/24 @ 100^	165,037
151,000	Ventas Realty LP/Capital Corp., 4.13%, 1/15/26, Callable 10/15/25 @ 100^	162,270
79,000	Ventas Realty LP/Capital Corp., 4.38%, 2/1/45, Callable 1/8/44 @ 100	77,981
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	68,337
545,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 1/11/24 @ 100	529,513

		21,954,917

Continued

6

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Management & Development (0.4%):
$1,625,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	$1,682,325

Road & Rail (0.2%):
1,000,000	Hertz Corp., 6.75%, 4/15/19, Callable 8/8/16 @ 101.69^	1,020,905

Technology Hardware, Storage & Peripherals (0.3%):
441,000	Hewlett-Packard Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100(b)	460,307
441,000	Hewlett-Packard Co., 4.90%, 10/15/25, Callable 7/15/25 @ 100(b)	460,767
441,000	Hewlett-Packard Co., 6.35%, 10/15/45, Callable 4/15/45 @ 100(b)	439,075

		1,360,149

Tobacco (0.7%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	237,173
94,000	Reynolds American, Inc., 3.25%, 6/12/20^	99,366
320,000	Reynolds American, Inc., 4.00%, 6/12/22	347,772
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 12/3/25 @ 100	259,826
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	146,139
600,000	Reynolds American, Inc., 7.25%, 6/15/37	818,856
923,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,179,345

		3,088,477

Trading Companies & Distributors (0.8%):
200,000	Air Lease Corp., 2.13%, 1/15/18	199,000
442,000	Air Lease Corp., 2.63%, 9/4/18, Callable 4/8/18 @ 100	441,907
334,000	Air Lease Corp., 4.75%, 3/1/20	357,380
379,000	Air Lease Corp., 3.88%, 4/1/21, Callable 1/3/21 @ 100^	390,370
233,000	Air Lease Corp., 3.38%, 6/1/21, Callable 1/5/21 @ 100	238,818
471,000	Air Lease Corp., 3.75%, 2/1/22, Callable 1/12/21 @ 100	482,466
1,331,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100	1,347,637

		3,457,578

Total Corporate Bonds (Cost $143,373,312)		145,553,798

Yankee Dollars (15.3%):
Airlines (0.3%):
1,100,000	Air Canada, 7.75%, 4/15/21(b)	1,141,250

Banks (2.3%):
430,000	Barclays plc, 3.25%, 1/12/21	427,561
585,000	Barclays plc, 4.38%, 1/12/26	590,675
205,000	HSBC Holdings plc, 4.25%, 3/14/24	207,416
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	621,964
530,000	Rabobank Nederland, 4.38%, 8/4/25	553,600
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(b)	208,338
490,000	Royal Bank of Canada, 4.65%, 1/27/26	524,275

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	$2,674,215
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	462,278
1,659,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	1,685,763
2,212,000	Royal Bank of Scotland Group plc, 5.13%, 5/28/24^	2,156,928

		10,113,013

Capital Markets (1.1%):
470,000	Credit Suisse Group AG, 2.75%, 3/26/20	464,032
670,000	Credit Suisse Group AG, 3.80%, 9/15/22	672,896
787,000	Credit Suisse Group AG, 3.80%, 6/9/23(b)	784,981
470,000	Credit Suisse Group AG, 3.75%, 3/26/25^	460,014
42,000	Credit Suisse, NY, 6.00%, 2/15/18	44,372
860,000	Deutsche Bank AG, Series G, 2.85%, 5/10/19	860,602
979,000	Deutsche Bank AG, 4.50%, 4/1/25^	901,215
491,000	UBS Group AG, 4.13%, 9/24/25(b)	508,945

		4,697,057

Commercial Services & Supplies (0.2%):
1,000,000	GardaWorld Security Corp., 7.25%, 11/15/21, Callable 11/15/16 @ 105.44^(b)	807,500

Containers & Packaging (0.2%):
908,026	Ardagh Finance Holdings SA, Registered Shares, 8.63%, 6/15/19, Callable 7/18/16 @ 104.31(b)	917,106

Diversified Financial Services (1.2%):
365,000	Banco Nacional de Desenvolvimento Economico, 3.38%, 9/26/16(b)	364,818
754,000	Banco Nacional de Desenvolvimento Economico, 6.37%, 6/16/18(b)	786,724
1,820,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(b)	1,796,339
126,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19^(b)	132,930
966,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20^(b)	994,980
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23^(b)	342,183
462,000	Imperial Tobacco Group plc, 3.75%, 7/21/22, Callable 5/21/22 @ 100(b)	487,547
462,000	Imperial Tobacco Group plc, 4.25%, 7/21/25, Callable 4/21/25 @ 100(b)	500,129

		5,405,650

Diversified Telecommunication Services (0.2%):
1,000,000	Altice SA, 9.88%, 12/15/20, Callable 12/15/16 @ 104.94^(b)	1,066,875

Energy Equipment & Services (0.3%):
34,000	Noble Holding International, Ltd., 4.00%, 3/16/18	33,490
219,000	Noble Holding International, Ltd., 5.95%, 4/1/25, Callable 1/1/25 @ 100^	174,653
212,000	Noble Holding International, Ltd., 6.95%, 4/1/45, Callable 1/10/44 @ 100	148,930

Continued

7

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Energy Equipment & Services, continued
$1,000,000	Transocean, Inc., 5.05%, 12/15/16^	$1,010,000

		1,367,073

Food Products (0.5%):
2,150,000	JBS Investments GMBH, 7.75%, 10/28/20, Callable 10/28/17 @ 103.88(b)	2,268,250

Insurance (0.0%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(b)	202,566

Machinery (0.0%):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 1/4/20 @ 100	108,726

Marine (0.1%):
900,000	Navios Maritime Holdings/Finance, 7.38%, 1/15/22, Callable 1/15/17 @ 105.53(b)	400,500

Media (1.0%):
3,500,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 106(b)	3,535,001
314,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100	334,623

		3,869,624

Metals & Mining (0.6%):
200,000	BHP Billiton, Ltd., 6.25%, 10/19/75, Callable 10/19/20 @ 100^(a)(b)	210,600
456,000	BHP Billiton, Ltd., 6.75%, 10/19/75, Callable 10/20/25 @ 100^(a)(b)	484,500
200,000	Codelco, Inc., 4.88%, 11/4/44^(b)	200,846
1,500,000	Codelco, Inc., Registered Shares, 4.88%, 11/4/44^(b)	1,506,346

		2,402,292

Oil, Gas & Consumable Fuels (4.0%):
164,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	162,565
676,000	Canadian Natural Resources, Ltd., 3.90%, 2/1/25, Callable 1/11/24 @ 100^	669,461
489,000	Cenovus Energy, Inc., 5.70%, 10/15/19	517,221
330,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(b)	341,255
2,613,000	Petrobras Global Finance BV, 4.88%, 3/17/20^	2,449,687
234,000	Petrobras Global Finance BV, 4.38%, 5/20/23^	190,055
823,000	Petrobras Global Finance BV, 5.63%, 5/20/43^	584,330
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44	1,470,260
1,087,000	Petrobras International Finance Co., 5.75%, 1/20/20	1,050,151
3,241,000	Petrobras International Finance Co., 5.38%, 1/27/21^	2,968,593
450,000	Petroleos Mexicanos, 3.50%, 7/18/18	452,925
237,000	Petroleos Mexicanos, 8.00%, 5/3/19	264,032
151,000	Petroleos Mexicanos, 6.00%, 3/5/20	162,476
515,000	Petroleos Mexicanos, 3.50%, 7/23/20	514,542
285,000	Petroleos Mexicanos, 3.50%, 1/30/23	268,356
1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,185,132
694,000	Petroleos Mexicanos, 4.50%, 1/23/26^	667,906
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	704,700

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$1,761,000	Petroleos Mexicanos, 5.50%, 6/27/44	$1,591,152
673,000	Petroleos Mexicanos, 5.63%, 1/23/46	613,440

		16,828,239

Pharmaceuticals (0.6%):
230,000	Actavis Funding SCS, 2.45%, 6/15/19	233,602
225,000	Mylan NV, 2.50%, 6/7/19^(b)	227,988
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100(b)	465,585
200,000	Perrigo Co. plc, 2.30%, 11/8/18	201,722
200,000	Perrigo Finance plc, 3.50%, 12/15/21, Callable 10/15/21 @ 100	205,826
200,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	202,771
1,210,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(b)	971,025

		2,508,519

Sovereign Bonds (1.7%):
900,000	Dominican Republic, 5.50%, 1/27/25(b)	915,750
4,500,000	Republic of Argentina, 7.00%, 4/17/17(c)	4,680,000
1,500,000	Republic of Belarus, 8.95%, 1/26/18(b)	1,555,500

		7,151,250

Trading Companies & Distributors (0.6%):
900,000	Aercap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 5.00%, 10/1/21	936,000
1,450,000	Aercap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 4.63%, 7/1/22^	1,484,916

		2,420,916

Wireless Telecommunication Services (0.4%):
2,100,000	Digicel Group, Ltd., 8.25%, 9/30/20, Callable 9/30/16 @ 104.13(b)	1,753,500

Total Yankee Dollars (Cost $68,038,248)		65,429,906

Municipal Bonds (4.1%):
California (0.7%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	15,164
15,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	23,711
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	696,679
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	606,044
1,125,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,778,366

		3,119,964

Illinois (3.4%):
125,000	Illinois State, GO, 4.95%, 6/1/23	134,021
4,440,000	Illinois State, GO, 5.10%, 6/1/33	4,267,152
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,149,127
176,000	Illinois State, GO, 4.35%, 6/1/18	181,407
1,340,000	Illinois State, GO, 5.88%, 3/1/19	1,451,019
420,000	Illinois State, GO, 4.00%, 12/1/20	437,900

Continued

8

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
Illinois, continued
$15,000	Illinois State, GO, 5.37%, 3/1/17	$15,368
645,000	Illinois State, GO, 5.67%, 3/1/18	679,643
220,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	240,557
105,000	Chicago Illinois, Taxable Project, GO, Series B, 5.43%, 1/1/42	89,338
770,000	Chicago Illinois, Taxable Project, GO, Series B, 6.31%, 1/1/44	715,938
80,000	Chicago Illinois, GO, Series B, 5.63%, 1/1/22	81,264
395,000	Chicago Illinois, Taxable Project, GO, Series C1, 7.78%, 1/1/35	431,798
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	458,414
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,721
2,500,000	Illinois State Finance Authority Revenue, Series A, 4.55%, 10/1/18	2,556,576
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	335,484

		14,235,727

Total Municipal Bonds (Cost $17,122,283)		17,355,691

U.S. Government Agency Mortgages (18.0%):
Federal Home Loan Mortgage Corporation (5.6%)
100,000	3.00%, 2/1/31, Pool #G15741	105,352
498,275	3.00%, 4/1/31, Pool #G15799	525,036
25,000	3.00%, 5/1/31, Pool #J34616	26,345
80,430	3.00%, 6/1/31, Pool #J34680	84,757
520,903	4.00%, 6/1/33, Pool #G30718	562,882
177,821	3.50%, 4/1/40, Pool #V81744	187,794
187,956	3.50%, 5/1/40, Pool #V81750	198,498
308,488	3.50%, 6/1/40, Pool #V81792	325,791
143,426	3.50%, 8/1/40, Pool #V81886	151,476
132,190	3.50%, 9/1/40, Pool #V81958	139,584
1,306,693	4.00%, 1/1/41, Pool #A96413	1,404,778
1,067,267	4.00%, 2/1/41, Pool #A96807	1,147,400
133,642	4.50%, 3/1/41, Pool #A97673	146,329
218,062	4.50%, 4/1/41, Pool #A97942	239,516
558,001	5.00%, 6/1/41, Pool #G06596	627,941
3,013,410	4.50%, 1/1/42, Pool #G60517	3,310,061
102,388	3.50%, 8/1/42, Pool #Q10434	108,086
98,154	3.50%, 8/1/42, Pool #Q10164	103,517
105,096	3.50%, 8/1/42, Pool #Q10047	110,965
79,324	3.50%, 8/1/42, Pool #Q10392	83,759
113,441	3.50%, 9/1/42, Pool #Q11244	119,732
70,171	3.50%, 11/1/42, Pool #G07231	74,088
83,612	4.00%, 11/1/42, Pool #Q13121	90,330
930,972	3.50%, 4/1/43, Pool #G07921	983,488
773,103	3.50%, 4/1/43, Pool #Q17209	816,245
168,925	4.00%, 5/1/43, Pool #Q18481	182,453
77,482	4.00%, 7/1/43, Pool #Q19597	83,687
878,607	3.00%, 10/1/43, Pool #G08553	912,282
86,634	4.00%, 10/1/43, Pool #Q22499	93,418
177,383	4.00%, 1/1/44, Pool #V80950	191,256
577,996	4.00%, 1/1/45, Pool #Q30720	619,897

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$189,217	3.50%, 3/1/45, Pool #Q32008	$201,098
95,330	3.50%, 3/1/45, Pool #Q32328	101,315
96,691	3.50%, 3/1/45, Pool #Q31974	102,762
509,312	3.50%, 5/1/45, Pool #Q33547	539,568
61,156	3.00%, 5/1/45, Pool #Q33468	63,720
4,234,633	3.00%, 5/1/45, Pool #G08640	4,394,131
575,747	3.50%, 6/1/45, Pool #Q34311	611,898
293,650	3.00%, 6/1/45, Pool #Q37547	305,241
540,983	3.50%, 6/1/45, Pool #Q34164	573,119
85,254	3.50%, 6/1/45, Pool #Q33791	90,318
374,151	3.00%, 6/1/45, Pool #Q34156	389,233
36,279	3.00%, 7/1/45, Pool #Q34979	37,898
99,107	3.00%, 7/1/45, Pool #Q34759	103,767
194,991	4.00%, 8/1/45, Pool #Q35845	209,313
38,500	4.00%, 11/1/45, Pool #Q38812	41,291
58,626	4.00%, 2/1/46, Pool #Q38783	63,163
652,951	3.50%, 5/1/46, Pool #G60553	697,718
3,000,000	3.00%, 7/15/46	3,109,962

		25,392,258

Federal National Mortgage Association (8.6%)
86,713	2.50%, 10/1/28, Pool #AU2669	90,768
656,623	3.50%, 9/1/29, Pool #AL5878	704,058
2,616,937	3.50%, 11/1/30, Pool #AL7688	2,794,665
35,874	3.00%, 12/1/30, Pool #BC3672	37,758
31,921	3.00%, 4/1/31, Pool #BC7657	33,597
25,000	3.00%, 5/1/31, Pool #BA7510	26,321
104,389	3.00%, 6/1/31, Pool #BC1183	109,904
25,000	3.00%, 6/1/31, Pool #BD1758	26,321
33,218	3.00%, 6/1/31, Pool #BD1541	34,973
41,024	3.00%, 7/1/31, Pool #BC8738	43,191
7,040	4.50%, 7/1/33, Pool #720240	7,706
13,340	4.50%, 7/1/33, Pool #729327	14,773
13,971	4.50%, 8/1/33, Pool #727029	15,511
15,160	4.50%, 8/1/33, Pool #727160	16,836
12,572	4.50%, 8/1/33, Pool #723124	13,878
23,610	4.50%, 8/1/33, Pool #726928	26,220
28,510	4.50%, 8/1/33, Pool #726956	31,655
16,148	4.50%, 8/1/33, Pool #729713	17,853
74,991	4.50%, 8/1/33, Pool #729380	82,691
53,993	4.50%, 9/1/33, Pool #727147	59,956
21,057	4.50%, 9/1/33, Pool #734922	23,380
69,899	4.50%, 12/1/33, Pool #AL5321	77,655
247,061	3.50%, 1/1/34, Pool #AS1611	262,834
37,196	3.50%, 1/1/34, Pool #AS1614	39,558
78,813	3.50%, 1/1/34, Pool #AS1406	83,805
178,479	3.50%, 1/1/34, Pool #AS1612	189,739
57,148	6.00%, 10/1/34, Pool #AL2130	66,836
393,021	5.50%, 11/1/34, Pool #725946	445,750
191,919	5.50%, 1/1/35, Pool #735141	217,985
123,714	4.50%, 9/1/35, Pool #AB8198	137,299
98,638	5.50%, 9/1/36, Pool #AD0500	111,974
659,631	6.00%, 1/1/37, Pool #932030	755,525
139,329	6.00%, 3/1/37, Pool #889506	159,634
177,627	6.00%, 1/1/38, Pool #889371	207,984

Continued

9

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$62,080	6.00%, 3/1/38, Pool #889219	$72,477
35,277	6.00%, 7/1/38, Pool #889733	41,181
214,764	4.50%, 3/1/39, Pool #AB0051	238,550
865,582	4.50%, 4/1/39, Pool #AB0043	961,642
338,590	5.00%, 6/1/39, Pool #AL7550	376,527
926,639	5.00%, 6/1/39, Pool #AL7521	1,031,547
236,710	6.00%, 5/1/40, Pool #AL2129	276,407
134,487	4.00%, 12/1/40, Pool #AA4757	144,678
59,652	4.00%, 12/1/40, Pool #AE7856	64,148
166,582	4.50%, 8/1/41, Pool #AI8715	183,701
184,691	4.00%, 9/1/41, Pool #AJ0784	198,544
658,979	4.00%, 10/1/41, Pool #AL2512	708,766
20,202	6.00%, 1/1/42, Pool #AL2128	23,364
717,571	4.00%, 3/1/42, Pool #AK6740	783,121
206,091	4.50%, 4/1/42, Pool #AO0186	225,936
168,939	4.50%, 4/1/42, Pool #AK8453	184,927
38,248	4.00%, 4/1/42, Pool #AK6908	41,288
130,125	4.00%, 4/1/42, Pool #AK5549	140,435
145,791	4.50%, 6/1/42, Pool #AO6381	159,585
156,333	4.50%, 7/1/42, Pool #AO5544	170,974
725,010	4.00%, 8/1/42, Pool #AP2138	790,986
159,651	3.50%, 9/1/42, Pool #AP4100	169,012
181,885	4.50%, 10/1/42, Pool #AP9743	199,012
38,343	3.50%, 12/1/42, Pool #AQ9054	40,471
1,091,263	3.00%, 1/1/43, Pool #AL3181	1,143,324
133,567	4.00%, 1/1/43, Pool #AL7804	145,740
193,641	3.50%, 1/1/43, Pool #AQ9328	205,760
39,944	3.50%, 2/1/43, Pool #AR1797	42,161
344,155	3.00%, 2/1/43, Pool #AB7846	360,537
430,605	2.50%, 2/1/43, Pool #AB8465	435,971
125,132	3.50%, 3/1/43, Pool #AL3409	132,418
47,808	3.50%, 3/1/43, Pool #AR6751	50,462
47,054	3.50%, 3/1/43, Pool #AR7567	49,760
737,960	3.00%, 5/1/43, Pool #AT2720	771,053
323,290	3.00%, 6/1/43, Pool #AR7110	336,194
130,261	3.00%, 6/1/43, Pool #AU5339	135,473
342,291	3.00%, 6/1/43, Pool #AT5691	355,978
308,057	3.00%, 7/1/43, Pool #AU2555	320,354
243,011	3.50%, 8/1/43, Pool #AL7261	258,350
512,302	3.00%, 9/1/43, Pool #AL5059	536,592
299,362	3.50%, 3/1/44, Pool #AL7377	320,103
617,711	3.00%, 6/1/44, Pool #AL7195	646,998
727,014	5.00%, 11/1/44, Pool #AL7307	809,557
61,037	4.00%, 12/1/44, Pool #AW9502	65,721
49,812	4.00%, 12/1/44, Pool #AY0045	53,423
286,513	4.00%, 12/1/44, Pool #AX8459	310,531
143,564	3.50%, 3/1/45, Pool #AY5352	152,666
553,805	4.00%, 3/1/45, Pool #AL6541	600,382
241,921	3.50%, 5/1/45, Pool #AY9287	257,234
141,205	3.50%, 5/1/45, Pool #AY9074	150,158
322,086	3.50%, 5/1/45, Pool #AY9408	342,474
152,727	3.00%, 5/1/45, Pool #AS4972	158,981
210,555	3.50%, 5/1/45, Pool #AZ1192	223,870
92,584	4.00%, 5/1/45, Pool #AZ1876	99,916

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$192,316	3.50%, 5/1/45, Pool #AY9324	$204,478
138,988	3.50%, 5/1/45, Pool #AZ0727	147,800
1,979,753	3.50%, 6/1/45, Pool #AS5177	2,090,086
1,671,687	3.50%, 6/1/45, Pool #AY5622	1,777,497
96,716	4.00%, 6/1/45, Pool #AZ3341	104,388
470,482	5.00%, 6/1/45, Pool #AZ3448	523,718
847,231	3.50%, 7/1/45, Pool #AZ0814	898,001
261,573	3.50%, 7/1/45, Pool #AZ3198	278,102
442,836	4.00%, 7/1/45, Pool #AZ1783	475,879
880,195	4.00%, 7/1/45, Pool #AZ0833	950,108
40,114	3.50%, 7/1/45, Pool #AS5312	42,651
54,043	3.00%, 8/1/45, Pool #AZ3728	56,256
325,994	3.00%, 8/1/45, Pool #AS5634	339,343
139,109	3.00%, 8/1/45, Pool #AZ8288	144,806
283,582	3.50%, 8/1/45, Pool #AY8424	300,566
1,242,878	4.00%, 10/1/45, Pool #AL7593	1,348,274
550,799	3.00%, 10/1/45, Pool #AZ9252	572,121
573,584	4.00%, 10/1/45, Pool #AL7413	622,173
125,981	4.00%, 11/1/45, Pool #AZ0560	135,692
49,796	4.00%, 12/1/45, Pool #BC0997	53,633
157,884	3.50%, 12/1/45, Pool #AL7890	167,844
93,615	3.50%, 12/1/45, Pool #BA5361	98,859
86,994	4.00%, 12/1/45, Pool #AS6350	94,394
198,708	4.00%, 12/1/45, Pool #BA6404	214,024
195,466	4.00%, 1/1/46, Pool #AS6486	212,092
540,248	3.50%, 5/1/46, Pool #BC0896	577,785
1,307,540	3.50%, 6/1/46, Pool #BC1145	1,386,105
507,584	5.00%, 12/31/49, Pool #310165	565,184

		38,049,872

Government National Mortgage Association (3.8%)
19,203	5.00%, 6/15/34, Pool #629493	21,741
362,184	5.50%, 6/15/35, Pool #783800	406,925
17,288	5.00%, 3/15/38, Pool #676766	19,419
9,318	5.00%, 4/15/38, Pool #672672	10,372
42,780	5.00%, 8/15/38, Pool #687818	48,115
289,534	5.00%, 1/15/39, Pool #705997	322,571
375,216	5.00%, 3/15/39, Pool #646746	421,849
2,841	5.00%, 3/15/39, Pool #697946	3,185
492,592	4.00%, 10/15/40, Pool #783143	530,875
1,118,969	4.50%, 3/20/41, Pool #4978	1,221,654
403,650	4.50%, 5/20/41, Pool #005055	440,693
796,871	4.00%, 5/20/41, Pool #5054	858,480
264,744	4.50%, 6/20/41, Pool #005082	289,040
911,171	4.00%, 10/20/41, Pool #5203	980,807
397,202	3.50%, 11/20/41, Pool #5232	423,109
2,395,464	3.50%, 12/20/41, Pool #5258	2,551,704
161,818	3.50%, 7/20/42, Pool #MA0220	172,473
523,250	3.00%, 12/20/42, Pool #MA0624	548,911
92,961	3.00%, 1/20/43, Pool #MA0698	97,518
1,165,700	3.50%, 2/20/43, Pool #MA0783	1,242,460
63,037	3.50%, 4/20/43, Pool #MA0934	67,188
996,274	3.50%, 4/20/43, Pool #783976	1,061,875
819,452	4.00%, 7/20/45, Pool #MA2962	876,287
47,488	3.50%, 5/20/46, Pool #AR9028	50,772

Continued

10

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$35,887	3.50%, 5/20/46, Pool #AR9166	$38,368
50,329	3.50%, 5/20/46, Pool #AS4272	53,587
182,825	3.50%, 6/20/46, Pool #AT4139	195,468
63,149	3.50%, 6/20/46, Pool #AS4285	67,237
62,270	3.50%, 6/20/46, Pool #AT4133	66,910
288,009	3.50%, 6/20/46	305,839
40,850	3.50%, 6/20/46, Pool #AT4134	43,675
710,000	3.50%, 7/20/46	753,571
645,023	Class JA, Series 2015-H21, 2.50%, 6/20/65	657,161

		14,849,839

Total U.S. Government Agency Mortgages (Cost $76,885,001)		78,291,969

U.S. Treasury Obligations (20.2%):
U.S. Treasury Bonds (1.5%)
2,684,000	3.00%, 5/15/45	3,085,027
2,929,000	3.00%, 11/15/45	3,367,893

		6,452,920

U.S. Treasury Inflation Index Bonds (4.6%)
2,238,000	0.25%, 1/15/25	2,295,178
5,000,000	0.63%, 1/15/26	5,301,710
4,930,000	1.38%, 2/15/44	5,850,748
6,447,000	0.75%, 2/15/45	6,578,366

		20,026,002

Principal Amount or Shares		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (14.1%)
$30,000,000	1.75%, 12/31/20	$31,032,421
15,528,000	1.25%, 3/31/21	15,708,761
9,780,000	1.38%, 4/30/21	9,948,861
3,367,000	1.50%, 2/28/23	3,417,275

		60,107,318

Total U.S. Treasury Obligations (Cost $84,697,795)		86,586,240

Securities Held as Collateral for Securities on Loan (7.2%):
30,632,428	AZL Pyramis Total Bond Fund Securities Lending Collateral Account(d)	30,632,428

Total Securities Held as Collateral for Securities on Loan (Cost $30,632,428)		30,632,428

Unaffiliated Investment Company (2.6%):
11,436,285	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(c)	11,436,285

Total Unaffiliated Investment Company (Cost $11,436,285)		11,436,285

Total Investment Securities (Cost $461,296,372)(e) —107.8%		462,812,682
Net other assets (liabilities) — (7.8)%		(34,708,491)

Net Assets — 100.0%		$428,104,191

Percentages indicated are based on net assets as of June 30, 2016.

MTN—Medium Term Note

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $29,608,594.

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2016. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate represents the effective yield at June 30, 2016.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

11

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Argentina	1.0%
Australia	0.2%
Austria	0.5%
Belarus	0.3%
Bermuda	0.4%
Brazil	1.0%
Canada	1.1%
Cayman Islands	1.2%
Chile	0.4%
Dominican Republic	0.2%
Germany	0.4%
Guernsey	0.5%
Hong Kong	—	%NM
Ireland	0.7%
Italy	0.1%
Jersey	0.1%
Luxembourg	1.3%
Marshall Islands	0.1%
Mexico	1.4%
Netherlands	1.3%
Switzerland	—	%NM
United Kingdom	2.0%
United States	85.8%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Securities Sold Short (-0.3%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Depreciation
Federal National Mortgage Association	4.00%	7/25/46	$(900,000)	$(964,125)	$(964,943)	$(818)
Federal National Mortgage Association	3.50%	7/25/46	(1,300,000)	(1,362,359)	(1,371,703)	(9,344)
Federal National Mortgage Association	3.00%	7/25/46	(100,000)	(102,219)	(103,777)	(1,558)

				$(2,428,703)	$(2,440,423)	$(11,720)

See accompanying notes to the financial statements.

12

AZL Pyramis Total Bond Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$461,296,372

Investment securities, at value*	$462,812,682
Interest and dividends receivable	3,292,121
Receivable for capital shares issued	76,377
Receivable for investments sold	4,525,359
Prepaid expenses	2,351

Total Assets	470,708,890

Liabilities:
Payable for investments purchased	7,932,010
Payable for capital shares redeemed	1,297,311
Payable for collateral received on loaned securities	30,632,428
Securities sold short (Proceeds received $2,428,703)	2,440,423
Interest payable on securities sold short	3,051
Manager fees payable	175,634
Administration fees payable	12,104
Distribution fees payable	87,817
Custodian fees payable	6,070
Administrative and compliance services fees payable	276
Trustee fees payable	2,843
Other accrued liabilities	14,732

Total Liabilities	42,604,699

Net Assets	$428,104,191

Net Assets Consist of:
Capital	$405,842,502
Accumulated net investment income/(loss)	20,921,769
Accumulated net realized gains/(losses) from investment transactions	(164,670)
Net unrealized appreciation/(depreciation) on investments	1,504,590

Net Assets	$428,104,191

Shares of beneficial interest (unlimited number of shares authorized, no par value)	40,759,598
Net Asset Value (offering and redemption price per share)	$10.50

*	Includes securities on loan of $29,608,594.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Interest	$8,605,350
Dividends	5,206
Income from securities lending	79,951

Total Investment Income	8,690,507

Expenses:
Manager fees	1,056,147
Administration fees	96,169
Distribution fees	528,075
Custodian fees	11,863
Administrative and compliance services fees	3,089
Trustee fees	11,033
Professional fees	12,328
Shareholder reports	3,905
Dividends on securities sold short	4,500
Other expenses	5,044

Total expenses	1,732,153

Net Investment Income/(Loss)	6,958,354

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(284,402)
Net realized gains/(losses) on securities held short	(10,258)
Change in net unrealized appreciation/depreciation on investments	20,532,971

Net Realized/Unrealized Gains/(Losses) on Investments	20,238,311

Change in Net Assets Resulting From Operations	$27,196,665

See accompanying notes to the financial statements.

13

Statements of Changes in Net Assets

	AZL Pyramis Total Bond Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,958,354	$13,405,475
Net realized gains/(losses) on investment transactions	(294,660)	1,711,779
Change in unrealized appreciation/depreciation on investments	20,532,971	(19,116,703)

Change in net assets resulting from operations	27,196,665	(3,999,449)

Distributions to Shareholders:
From net investment income	—	(8,819,612)

Change in net assets resulting from distributions to shareholders	—	(8,819,612)

Capital Transactions:
Proceeds from shares issued	13,375,590	30,825,237
Proceeds from dividends reinvested	—	8,819,612
Value of shares redeemed	(45,673,149)	(50,907,371)

Change in net assets resulting from capital transactions	(32,297,559)	(11,262,522)

Change in net assets	(5,100,894)	(24,081,583)
Net Assets:
Beginning of period	433,205,085	457,286,668

End of period	$428,104,191	$433,205,085

Accumulated net investment income/(loss)	$20,921,769	$13,963,415

Share Transactions:
Shares issued	1,331,205	3,014,168
Dividends reinvested	—	883,729
Shares redeemed	(4,553,116)	(5,007,809)

Change in shares	(3,221,911)	(1,109,912)

See accompanying notes to the financial statements.

14

AZL Pyramis Total Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	September 5, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.85		$10.14	$9.78	$10.06	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.20		0.31	0.18	0.12	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.45		(0.40)	0.34	(0.34)	0.04

Total from Investment Activities	0.65		(0.09)	0.52	(0.22)	0.06

Dividends to Shareholders From:
Net Investment Income	—		(0.20)	(0.16)	(0.04)	—
Net Realized Gains	—		—	—	(0.02)	—
Total Dividends	—		(0.20)	(0.16)	(0.06)	—

Net Asset Value, End of Period	$10.50		$9.85	$10.14	$9.78	$10.06

Total Return(b)	6.60	%(c)	(0.89)%	5.37%	(2.20)%	0.60	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$428,104		$433,205	$457,287	$370,623	$357,699
Net Investment Income/(Loss)(d)	3.29%		2.93%	2.11%	1.24%	0.78%
Expenses Before Reductions(d) (e)	0.82%		0.82%	0.81%	0.81%	0.80%
Expenses Net of Reductions(d)	0.82%		0.82%	0.81%	0.81%	0.80%
Portfolio Turnover Rate(f)	39	%(c)	123%	421%	488%	303	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

15

AZL Pyramis Total Bond Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Pyramis Total Bond Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

16

AZL Pyramis Total Bond Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $27 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $6,544 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Pyramis Global Advisors, LLC (“Pyramis”), Pyramis provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Pyramis Total Bond Fund	0.50%	0.95%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services,

17

AZL Pyramis Total Bond Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $2,490 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

18

AZL Pyramis Total Bond Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Asset Backed Securities	$—	$4,524,128	$4,524,128.00
Collateralized Mortgage Obligations	—	23,002,237	23,002,237
Corporate Bonds+	—	145,553,798	145,553,798
Municipal Bonds	—	17,355,691	17,355,691
Securities Held as Collateral for Securities on Loan	—	30,632,428	30,632,428
U.S. Government Agency Mortgages	—	78,291,969	78,291,969
U.S. Treasury Obligations	—	86,586,240	86,586,240
Yankee Dollars+	—	65,429,906	65,429,906
Unaffiliated Investment Company	11,436,285	—	11,436,285

Total Investment Securities	11,436,285	451,376,397	462,812,682

Securities Sold Short	—	(2,440,423)	(2,440,423)

Total Investments	$11,436,285	$448,935,974	$460,372,259

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Pyramis Total Bond Fund	$161,583,183	$179,783,465

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $461,330,717. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,956,387
Unrealized depreciation	(8,474,422)

Net unrealized appreciation/(depreciation)	$1,481,965

During the year ended December 31, 2015, the Fund utilized $1,015,071 in capital loss carry forward to offset capital gains.

19

AZL Pyramis Total Bond Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Pyramis Total Bond Fund	$8,819,612	$—	$8,819,612

(a) Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Pyramis Total Bond Fund	$13,963,416	$291,080	$—	$(19,189,472)	$(4,934,976)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

20

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

21

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Russell 1000 Growth Index Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,009.80	$3.85	0.77%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,021.03	$3.87	0.77%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	28.5%
Consumer Discretionary	21.0
Health Care	17.0
Industrials	10.7
Consumer Staples	10.3
Financials	5.6
Materials	3.6
Telecommunication Services	1.3
Energy	0.6
Utilities	— ^

Total Common Stocks	98.6
Securities Held as Collateral for Securities on Loan	14.8
Money Market	1.6

Total Investment Securities	115.0
Net other assets (liabilities)	(15.0)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks (98.6%):
Aerospace & Defense (3.4%):
1,006	BE Aerospace, Inc.^	$46,452
5,848	Boeing Co. (The)^	759,480
912	BWX Technologies, Inc.	32,622
995	General Dynamics Corp.	138,544
190	HEICO Corp.^	12,694
374	HEICO Corp., Class A	20,065
874	Hexcel Corp.^	36,393
7,460	Honeywell International, Inc.	867,748
381	Huntington Ingalls Industries, Inc.	64,019
2,571	Lockheed Martin Corp.	638,045
1,631	Northrop Grumman Corp.	362,539
1,112	Raytheon Co.	151,176
1,278	Rockwell Collins, Inc.^	108,809
668	Spirit AeroSystems Holdings, Inc., Class A*	28,724
821	Textron, Inc.	30,016
490	TransDigm Group, Inc.*^	129,208

		3,426,534

Air Freight & Logistics (1.3%):
1,382	C.H. Robinson Worldwide, Inc.^	102,614
1,251	Expeditors International of Washington, Inc.^	61,349
2,445	FedEx Corp.	371,102
6,778	United Parcel Service, Inc., Class B	730,126

		1,265,191

Airlines (0.5%):
964	Alaska Air Group, Inc.^	56,192
5,884	Delta Air Lines, Inc.	214,354
237	JetBlue Airways Corp.*^	3,925
6,259	Southwest Airlines Co.	245,415

		519,886

Auto Components (0.4%):
257	BorgWarner, Inc.	7,587
2,671	Delphi Automotive plc	167,205
1,786	Gentex Corp.^	27,594
1,914	Johnson Controls, Inc.	84,713
598	Lear Corp.	60,852
333	Visteon Corp.	21,915

		369,866

Automobiles (0.4%):
1,771	Harley-Davidson, Inc.^	80,226
1,147	Tesla Motors, Inc.*^	243,485
471	Thor Industries, Inc.^	30,493

		354,204

Banks (0.2%):
2,135	Citizens Financial Group, Inc.	42,657
1,145	First Republic Bank	80,139
305	Signature Bank*	38,101
375	SVB Financial Group*^	35,685
516	Western Alliance Bancorp*	16,847

		213,429

Beverages (3.4%):
256	Brown-Forman Corp., Class A	27,656
918	Brown-Forman Corp., Class B^	91,580

Shares		Fair Value

Common Stocks, continued
Beverages, continued
28,570	Coca-Cola Co. (The)	$1,295,078
1,622	Constellation Brands, Inc., Class A	268,279
1,817	Dr Pepper Snapple Group, Inc.^	175,577
1,456	Monster Beverage Corp.*	233,994
12,319	PepsiCo, Inc.	1,305,074

		3,397,238

Biotechnology (5.9%):
15,863	AbbVie, Inc.	982,078
884	Acadia Pharmaceuticals, Inc.*^	28,695
284	Agios Pharmaceuticals, Inc.*^	11,898
2,127	Alexion Pharmaceuticals, Inc.*	248,349
1,470	Alkermes plc*	63,533
635	Alnylam Pharmaceuticals, Inc.*^	35,236
7,365	Amgen, Inc.	1,120,585
2,145	Biogen Idec, Inc.*	518,704
1,587	BioMarin Pharmaceutical, Inc.*	123,469
7,519	Celgene Corp.*	741,599
12,983	Gilead Sciences, Inc.	1,083,042
1,592	Incyte Corp.*	127,328
165	Intercept Pharmaceuticals, Inc.*^	23,542
545	Intrexon Corp.*^	13,412
1,135	Ionis Pharmaceuticals, Inc.*^	26,434
554	Juno Therapeutics, Inc.*^	21,296
1,558	Medivation, Inc.*	93,947
840	Neurocrine Biosciences, Inc.*^	38,178
2,868	OPKO Health, Inc.*^	26,787
760	Regeneron Pharmaceuticals, Inc.*	265,415
941	Seattle Genetics, Inc.*^	38,026
0	Shire plc, ADR*	27
120	United Therapeutics Corp.*^	12,710
2,410	Vertex Pharmaceuticals, Inc.*	207,308

		5,851,598

Building Products (0.4%):
704	A.O. Smith Corp.	62,029
939	Allegion plc	65,195
1,494	Fortune Brands Home & Security, Inc.^	86,607
360	Lennox International, Inc.^	51,336
2,106	Masco Corp.	65,160

		330,327

Capital Markets (0.7%):
459	Affiliated Managers Group, Inc.*	64,613
467	Ameriprise Financial, Inc.	41,960
345	Artisan Partners Asset Management, Inc., Class A^	9,550
9,075	Charles Schwab Corp. (The)	229,688
1,051	Eaton Vance Corp.^	37,142
946	Federated Investors, Inc., Class B^	27,226
49	Interactive Brokers Group, Inc., Class A^	1,735
676	Invesco, Ltd.	17,265
171	Lazard, Ltd., Class A	5,092
121	LPL Financial Holdings, Inc.^	2,726
1,823	NorthStar Asset Management Group, Inc.	18,613
1,249	SEI Investments Co.^	60,089
1,815	T. Rowe Price Group, Inc.^	132,441

Continued

2

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Capital Markets, continued
2,156	TD Ameritrade Holding Corp.	$61,392

		709,532

Chemicals (2.7%):
1,661	Air Products & Chemicals, Inc.	235,928
1,610	Axalta Coating Systems, Ltd.*^	42,713
135	Celanese Corp., Series A	8,836
8,569	E.I. du Pont de Nemours & Co.	555,272
2,552	Ecolab, Inc.	302,668
1,053	FMC Corp.^	48,764
783	International Flavor & Fragrances, Inc.	98,713
1,502	LyondellBasell Industries NV, Class A	111,779
2,774	Monsanto Co.	286,859
67	NewMarket Corp.^	27,763
2,598	PPG Industries, Inc.	270,582
2,456	Praxair, Inc.	276,030
1,263	RPM International, Inc.^	63,087
407	Scotts Miracle-Gro Co. (The)	28,453
788	Sherwin Williams Co.	231,412
770	Valspar Corp. (The)	83,183
382	W.R. Grace & Co.	27,966

		2,700,008

Commercial Services & Supplies (0.6%):
878	Cintas Corp.	86,158
41	Clean Harbors, Inc.*^	2,137
956	Copart, Inc.*^	46,854
1,179	Covanta Holding Corp.^	19,395
1,346	KAR Auction Services, Inc.	56,182
1,845	Pitney Bowes, Inc.	32,841
1,380	R.R. Donnelley & Sons Co.	23,350
967	Rollins, Inc.^	28,304
762	Stericycle, Inc.*	79,339
363	Tyco International plc	15,464
3,588	Waste Management, Inc.	237,776

		627,800

Communications Equipment (0.3%):
382	Arista Networks, Inc.*^	24,593
419	ARRIS International plc*	8,782
1,252	CommScope Holding Co., Inc.*	38,850
656	F5 Networks, Inc.*	74,679
194	Motorola Solutions, Inc.	12,798
851	Palo Alto Networks, Inc.*^	104,367

		264,069

Construction & Engineering (0.0%):
383	Quanta Services, Inc.*	8,855
174	Valmont Industries, Inc.	23,537

		32,392

Construction Materials (0.3%):
445	Eagle Materials, Inc., Class A	34,332
563	Martin Marietta Materials, Inc.	108,096
1,207	Vulcan Materials Co.	145,274

		287,702

Shares		Fair Value

Common Stocks, continued
Consumer Finance (0.1%):
78	Credit Acceptance Corp.*^	$14,436
1,327	Discover Financial Services	71,114

		85,550

Containers & Packaging (0.5%):
154	AptarGroup, Inc.^	12,186
828	Avery Dennison Corp.	61,893
1,671	Ball Corp.^	120,797
143	Bemis Co., Inc.^	7,363
1,182	Berry Plastics Group, Inc.*	45,921
1,316	Crown Holdings, Inc.*	66,682
2,191	Graphic Packaging Holding Co.	27,475
1,576	Owens-Illinois, Inc.*^	28,384
898	Packaging Corp. of America^	60,103
1,921	Sealed Air Corp.	88,308
385	Silgan Holdings, Inc.^	19,812

		538,924

Distributors (0.3%):
1,340	Genuine Parts Co.	135,674
2,985	LKQ Corp.*	94,625
395	Pool Corp.	37,142

		267,441

Diversified Consumer Services (0.1%):
1,834	Service Corp. International^	49,591
1,325	ServiceMaster Global Holdings, Inc.*^	52,735

		102,326

Diversified Financial Services (0.8%):
791	CBOE Holdings, Inc.^	52,696
392	FactSet Research Systems, Inc.^	63,277
552	Intercontinental Exchange, Inc.	141,290
359	MarketAxess Holdings, Inc.	52,199
1,483	Moody’s Corp.	138,972
157	Morningstar, Inc.	12,839
890	MSCI, Inc., Class A	68,637
2,574	S&P Global, Inc.	276,087

		805,997

Diversified Telecommunication Services (1.2%):
776	SBA Communications Corp., Class A*	83,761
20,005	Verizon Communications, Inc.	1,117,080
1,596	Zayo Group Holdings, Inc.*^	44,576

		1,245,417

Electric Utilities (0.0%):
727	ITC Holdings Corp.	34,038

Electrical Equipment (0.3%):
426	Acuity Brands, Inc.^	105,631
415	AMETEK, Inc.	19,185
1,017	Emerson Electric Co.	53,047
345	Hubbell, Inc.	36,387
1,007	Rockwell Automation, Inc.	115,624

		329,874

Electronic Equipment, Instruments & Components (0.5%):
2,927	Amphenol Corp., Class A	167,805
1,590	CDW Corp.	63,727

Continued

3

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
776	Cognex Corp.^	$33,446
400	FEI Co.	42,752
1,005	Fitbit, Inc., Class A*^	12,281
291	IPG Photonics Corp.*^	23,280
797	National Instruments Corp.	21,838
1,947	Trimble Navigation, Ltd.*	47,429
1,072	VeriFone Systems, Inc.*^	19,875
414	Zebra Technologies Corp., Class A*	20,741

		453,174

Food & Staples Retailing (2.5%):
380	Casey’s General Stores, Inc.^	49,974
4,270	Costco Wholesale Corp.	670,561
9,910	CVS Health Corp.	948,784
9,328	Kroger Co. (The)	343,177
10,056	Rite Aid Corp.*	75,319
1,355	Sprouts Farmers Market, Inc.*^	31,030
5,138	Sysco Corp.	260,702
437	US Foods Holding Corp.*	10,593
1,737	Walgreens Boots Alliance, Inc.	144,640
524	Whole Foods Market, Inc.^	16,778

		2,551,558

Food Products (1.7%):
583	Blue Buffalo Pet Products, Inc.*^	13,607
1,824	Campbell Soup Co.^	121,351
3,379	ConAgra Foods, Inc.	161,550
1,564	Flowers Foods, Inc.^	29,325
5,824	General Mills, Inc.	415,369
743	Hain Celestial Group, Inc.*^	36,964
1,360	Hershey Co. (The)^	154,346
2,314	Hormel Foods Corp.^	84,692
496	Ingredion, Inc.	64,187
2,244	Kellogg Co.	183,223
748	Kraft Heinz Co. (The)	66,183
1,131	McCormick & Co.	120,644
659	Mead Johnson Nutrition Co.^	59,804
53	Pilgrim’s Pride Corp.^	1,350
363	Post Holdings, Inc.*	30,016
169	TreeHouse Foods, Inc.*	17,348
1,335	Tyson Foods, Inc., Class A	89,165
1,702	WhiteWave Foods Co., Class A*^	79,892

		1,729,016

Gas Utilities (0.0%):
60	Piedmont Natural Gas Co., Inc.	3,607

Health Care Equipment & Supplies (2.6%):
388	ABIOMED, Inc.*	42,405
157	Alere, Inc.*	6,544
706	Align Technology, Inc.*	56,868
542	Baxter International, Inc.	24,509
2,049	Becton, Dickinson & Co.	347,490
13,198	Boston Scientific Corp.*	308,437
719	C.R. Bard, Inc.	169,080
361	Cooper Cos., Inc. (The)	61,937
804	Dexcom, Inc.*^	63,781

Shares		Fair Value

Common Stocks, continued
Health Care Equipment & Supplies, continued
2,066	Edwards Lifesciences Corp.*	$206,042
599	Hill-Rom Holdings, Inc.	30,220
2,729	Hologic, Inc.*	94,423
860	IDEXX Laboratories, Inc.*	79,860
370	Intuitive Surgical, Inc.*	244,722
1,369	ResMed, Inc.^	86,562
1,890	St. Jude Medical, Inc.	147,420
3,296	Stryker Corp.^	394,960
79	Teleflex, Inc.	14,007
921	Varian Medical Systems, Inc.*^	75,734
702	West Pharmaceutical Services, Inc.	53,268
959	Zimmer Holdings, Inc.	115,444

		2,623,713

Health Care Providers & Services (3.9%):
245	Acadia Healthcare Co., Inc.*^	13,573
1,121	Aetna, Inc.^	136,908
1,741	AmerisourceBergen Corp.^	138,096
296	AmSurg Corp.*^	22,952
702	Anthem, Inc.	92,201
2,958	Cardinal Health, Inc.^	230,754
1,204	Centene Corp.*	85,929
832	Cigna Corp.	106,488
645	DaVita, Inc.*	49,871
1,519	Envision Healthcare Holdings, Inc.*	38,537
5,473	Express Scripts Holding Co.*^	414,853
2,035	HCA Holdings, Inc.*	156,715
805	Henry Schein, Inc.*^	142,324
1,374	Humana, Inc.	247,155
449	Laboratory Corp. of America Holdings*	58,491
2,202	McKesson Corp.	411,003
630	MEDNAX, Inc.*^	45,631
820	Patterson Cos., Inc.	39,270
137	Premier, Inc., Class A*	4,480
784	Tenet Healthcare Corp.*^	21,670
9,191	UnitedHealth Group, Inc.	1,297,770
207	Universal Health Services, Inc., Class B	27,759
763	VCA Antech, Inc.*	51,586
398	WellCare Health Plans, Inc.*	42,697

		3,876,713

Health Care Technology (0.3%):
381	athenahealth, Inc.*^	52,582
2,877	Cerner Corp.*^	168,592
1,479	IMS Health Holdings, Inc.*	37,507
577	Inovalon Holdings, Inc., Class A*^	10,392
939	Veeva Systems, Inc., Class A*^	32,039

		301,112

Hotels, Restaurants & Leisure (3.2%):
1,021	Aramark Holdings Corp.	34,122
544	Brinker International, Inc.^	24,768
277	Chipotle Mexican Grill, Inc.*^	111,565
222	Choice Hotels International, Inc.^	10,572
1,140	Darden Restaurants, Inc.	72,208
495	Domino’s Pizza, Inc.^	65,033

Continued

4

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Hotels, Restaurants & Leisure, continued
873	Dunkin’ Brands Group, Inc.^	$38,080
100	Extended Stay America, Inc.^	1,495
4,510	Hilton Worldwide Holdings, Inc.^	101,610
13	Hyatt Hotels Corp., Class A*	639
3,557	Las Vegas Sands Corp.^	154,694
1,597	Marriott International, Inc., Class A	106,137
8,616	McDonald’s Corp.	1,036,849
418	MGM Resorts International*	9,459
145	Norwegian Cruise Line Holdings, Ltd.*^	5,777
220	Panera Bread Co., Class A*^	46,627
686	Six Flags Entertainment Corp.^	39,754
13,983	Starbucks Corp.	798,709
977	Starwood Hotels & Resorts Worldwide, Inc.	72,249
352	Vail Resorts, Inc.^	48,657
1,170	Wendy’s Co. (The)^	11,255
1,070	Wyndham Worldwide Corp.^	76,216
714	Wynn Resorts, Ltd.^	64,717
3,782	Yum! Brands, Inc.	313,603

		3,244,795

Household Durables (0.7%):
90	CalAtlantic Group, Inc.^	3,304
1,811	D.R. Horton, Inc.	57,010
319	Harman International Industries, Inc.	22,911
1,306	Leggett & Platt, Inc.	66,750
923	Lennar Corp., Class A^	42,550
37	Lennar Corp., Class B	1,378
477	Mohawk Industries, Inc.*	90,516
4,302	Newell Rubbermaid, Inc.	208,948
35	NVR, Inc.*	62,312
1,001	PulteGroup, Inc.^	19,509
521	Tempur Sealy International, Inc.*^	28,822
711	Toll Brothers, Inc.*^	19,133
491	Tupperware Brands Corp.^	27,633
72	Whirlpool Corp.	11,998

		662,774

Household Products (0.8%):
1,260	Church & Dwight Co., Inc.	129,641
1,080	Clorox Co. (The)	149,461
1,523	Colgate-Palmolive Co.	111,484
188	Energizer Holdings, Inc.^	9,680
2,999	Kimberly-Clark Corp.	412,303
235	Spectrum Brands Holdings, Inc.^	28,038

		840,607

Industrial Conglomerates (1.8%):
5,768	3M Co., Class B	1,010,092
183	Carlisle Cos., Inc.	19,339
1,566	Danaher Corp.	158,166
17,506	General Electric Co.	551,089
500	Roper Industries, Inc.^	85,280

		1,823,966

Insurance (0.7%):
42	AmTrust Financial Services^	1,029
2,576	Aon plc	281,376

Shares		Fair Value

Common Stocks, continued
Insurance, continued
1,177	Arthur J. Gallagher & Co.	$56,025
69	Brown & Brown, Inc.	2,585
175	Erie Indemnity Co., Class A	17,385
531	Lincoln National Corp.	20,587
5,107	Marsh & McLennan Cos., Inc.	349,625
547	Progressive Corp. (The)	18,325
900	XL Group plc	29,979

		776,916

Internet & Catalog Retail (4.0%):
3,814	Amazon.com, Inc.*	2,729,374
1,168	Expedia, Inc.^	124,158
3,579	Groupon, Inc.*^	11,632
2,445	Liberty Media Corp. – Interactive, Class A*	62,030
242	Liberty Ventures, Inc., Series A*	8,971
3,995	Netflix, Inc.*	365,463
485	Priceline Group, Inc. (The)*	605,479
1,114	TripAdvisor, Inc.*^	71,630

		3,978,737

Internet Software & Services (7.3%):
1,498	Akamai Technologies, Inc.*^	83,783
2,879	Alphabet, Inc., Class A*	2,025,463
2,910	Alphabet, Inc., Class C*	2,014,011
308	CoStar Group, Inc.*	67,347
10,458	eBay, Inc.*	244,822
22,002	Facebook, Inc., Class A*	2,514,388
455	GoDaddy, Inc., Class A*^	14,191
540	IAC/InterActiveCorp	30,402
1,150	LinkedIn Corp., Class A*^	217,638
270	Match Group, Inc.*^	4,070
1,807	Pandora Media, Inc.*^	22,497
1,016	Rackspace Hosting, Inc.*^	21,194
5,477	Twitter, Inc.*^	92,616
930	VeriSign, Inc.*^	80,408
514	Yelp, Inc.*^	15,605
347	Zillow Group, Inc., Class A*^	12,718
694	Zillow Group, Inc., Class C*^	25,178

		7,486,331

IT Services (6.4%):
6,113	Accenture plc, Class A	692,542
565	Alliance Data Systems Corp.*	110,695
4,466	Automatic Data Processing, Inc.	410,291
236	Black Knight Financial Services, Inc., Class A*^	8,874
1,045	Booz Allen Hamilton Holding Corp.	30,974
1,137	Broadridge Financial Solutions, Inc.	74,132
5,915	Cognizant Technology Solutions Corp., Class A*	338,575
509	CoreLogic, Inc.*	19,586
1,598	CSRA, Inc.	37,441
321	DST Systems, Inc.	37,374
488	Euronet Worldwide, Inc.*	33,765
1,808	Fidelity National Information Services, Inc.	133,213
3,058	First Data Corp., Class A*	33,852
2,172	Fiserv, Inc.*	236,162
896	FleetCor Technologies, Inc.*	128,244

Continued

5

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
IT Services, continued
766	Gartner, Inc.*	$74,616
1,421	Genpact, Ltd.*	38,140
1,495	Global Payments, Inc.	106,713
5,922	International Business Machines Corp.	898,841
775	Jack Henry & Associates, Inc.	67,634
9,448	MasterCard, Inc., Class A	831,991
3,156	Paychex, Inc.^	187,782
11,088	PayPal Holdings, Inc.*	404,823
2,025	Sabre Corp.	54,250
506	Square, Inc., Class A*^	4,579
1,267	Teradata Corp.*^	31,764
1,624	Total System Services, Inc.	86,251
1,515	Vantive, Inc., Class A*	85,749
18,683	Visa, Inc., Class A^	1,385,718
4,787	Western Union Co.^	91,815
387	WEX, Inc.*^	34,315

		6,710,701

Leisure Products (0.3%):
720	Brunswick Corp.	32,630
1,099	Hasbro, Inc.	92,305
3,336	Mattel, Inc.	104,383
589	Polaris Industries, Inc.^	48,157
123	Vista Outdoor, Inc.*	5,871

		283,346

Life Sciences Tools & Services (0.8%):
834	Agilent Technologies, Inc.	36,996
359	Bio-Techne Corp.^	40,484
1,036	Bruker Corp.	23,559
446	Charles River Laboratories International, Inc.*	36,768
1,431	Illumina, Inc.*^	200,884
257	Mettler-Toledo International, Inc.*	93,784
223	PerkinElmer, Inc.	11,690
529	Quintiles Transnational Holdings, Inc.*	34,554
1,750	Thermo Fisher Scientific, Inc.	258,580
45	VWR Corp.*	1,301
751	Waters Corp.*^	105,628

		844,228

Machinery (1.1%):
762	Deere & Co.^	61,752
1,104	Donaldson Co., Inc.^	37,933
773	Flowserve Corp.^	34,916
549	Graco, Inc.	43,366
698	IDEX Corp.	57,306
2,885	Illinois Tool Works, Inc.	300,503
1,265	Ingersoll-Rand plc	80,555
377	Lincoln Electric Holdings, Inc.^	22,273
542	Manitowoc Foodservice, Inc.*^	9,550
561	Middleby Corp. (The)*^	64,655
567	Nordson Corp.^	47,407
295	PACCAR, Inc.^	15,302
414	Snap-On, Inc.	65,337
178	Stanley Black & Decker, Inc.	19,797
508	Toro Co.	44,806

Shares		Fair Value

Common Stocks, continued
Machinery, continued
518	WABCO Holdings, Inc.*	$47,433
827	Wabtec Corp.^	58,080
912	Xylem, Inc.	40,721

		1,051,692

Media (5.2%):
568	AMC Networks, Inc., Class A*^	34,319
46	Cable One, Inc.	23,525
3,953	CBS Corp., Class B	215,201
1,967	Charter Communications, Inc., Class A*	449,741
1,036	Cinemark Holdings, Inc.^	37,773
119	Clear Channel Outdoor Holdings, Inc., Class A^	740
21,854	Comcast Corp., Class A	1,424,662
1,342	Discovery Communications, Inc., Class A*^	33,859
2,112	Discovery Communications, Inc., Class C*	50,371
1,657	DISH Network Corp., Class A*	86,827
3,912	Interpublic Group of Cos., Inc. (The)	90,367
591	Lions Gate Entertainment Corp.^	11,956
732	Live Nation, Inc.*^	17,202
19	Madison Square Garden Co. (The), Class A*	3,278
2,315	Omnicom Group, Inc.^	188,649
223	Regal Entertainment Group, Class A^	4,915
806	Scripps Networks Interactive, Class A^	50,190
17,409	Sirius XM Holdings, Inc.*^	68,766
814	Starz – Liberty Capital*^	24,355
5,065	Time Warner, Inc.	372,480
60	Tribune Media Co., Class A^	2,351
8,241	Twenty-First Century Fox, Inc.	222,919
3,706	Twenty-First Century Fox, Inc., Class B	100,989
59	Viacom, Inc., Class A^	2,739
2,975	Viacom, Inc., Class B^	123,373
15,909	Walt Disney Co. (The)	1,556,217

		5,197,764

Metals & Mining (0.1%):
2,669	Freeport-McMoRan Copper & Gold, Inc.^	29,732
34	Royal Gold, Inc.	2,449
362	Southern Copper Corp.^	9,767
342	Steel Dynamics, Inc.^	8,379

		50,327

Multiline Retail (0.6%):
2,785	Dollar General Corp.	261,790
2,218	Dollar Tree, Inc.*	209,024
1,209	Nordstrom, Inc.^	46,002
625	Target Corp.^	43,638

		560,454

Multi-Utilities (0.0%):
374	Dominion Resources, Inc.^	29,146

Oil, Gas & Consumable Fuels (0.6%):
2,561	Apache Corp.	142,570
3,174	Cabot Oil & Gas Corp.^	81,699
500	Chesapeake Energy Corp.*	2,140
145	Cimarex Energy Co.	17,301
377	Continental Resources, Inc.*^	17,067
456	Devon Energy Corp.	16,530

Continued

6

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
173	Diamondback Energy, Inc.*	$15,779
604	EOG Resources, Inc.	50,386
198	Memorial Resource Development Corp.*	3,144
495	Newfield Exploration Co.*	21,869
2,046	ONEOK, Inc.	97,083
129	Parsley Energy, Inc., Class A*^	3,491
3,826	Southwestern Energy Co.*^	48,131
1,055	Spectra Energy Corp.^	38,645
1,119	Williams Cos., Inc. (The)	24,204

		580,039

Personal Products (0.2%):
247	Coty, Inc., Class A^	6,420
2,121	Estee Lauder Co., Inc. (The), Class A	193,053
721	Herbalife, Ltd.*^	42,200
164	Nu Skin Enterprises, Inc., Class A^	7,575

		249,248

Pharmaceuticals (3.5%):
820	Akorn, Inc.*	23,358
2,296	Allergan plc*	530,583
16,370	Bristol-Myers Squibb Co.^	1,204,014
9,559	Eli Lilly & Co.	752,771
4,661	Johnson & Johnson Co.	565,379
1,214	Mylan NV*	52,493
4,125	Pfizer, Inc.	145,241
4,460	Zoetis, Inc.	211,672

		3,485,511

Professional Services (0.6%):
144	Dun & Bradstreet Corp.	17,545
1,159	Equifax, Inc.	148,816
587	IHS, Inc., Class A*	67,863
2,757	Nielsen Holdings plc	143,281
1,226	Robert Half International, Inc.	46,784
518	TransUnion*	17,322
1,500	Verisk Analytics, Inc.*	121,620

		563,231

Real Estate Investment Trusts (REITs) (3.0%):
73	Alexandria Real Estate Equities, Inc.	7,557
4,130	American Tower Corp.	469,209
255	Boston Properties, Inc.	33,635
81	Care Capital Properties, Inc.	2,123
2,915	Crown Castle International Corp.	295,668
1,180	CubeSmart	36,438
607	Cyrusone, Inc.	33,786
1,007	Digital Realty Trust, Inc.^	109,753
727	Empire State Realty Trust, Inc., Class A	13,806
678	Equinix, Inc.	262,881
747	Equity Lifestyle Properties, Inc.	59,797
266	Essex Property Trust, Inc.	60,672
1,187	Extra Space Storage, Inc.	109,845
691	Federal Realty Investment Trust	114,395
1,830	Gaming & Leisure Properties, Inc.	63,098
972	Healthcare Trust of America, Inc., Class A	31,434
2,545	Iron Mountain, Inc.^	101,367

Shares		Fair Value

Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
802	Lamar Advertising Co., Class A	$53,173
668	Omega Healthcare Investors, Inc.^	22,679
218	Outfront Media, Inc.	5,269
1,446	Public Storage, Inc.	369,583
164	Regency Centers Corp.	13,732
269	Senior Housing Properties Trust	5,603
2,733	Simon Property Group, Inc.	592,788
293	Sovran Self Storage, Inc.	30,742
824	Tanger Factory Outlet Centers, Inc.^	33,108
284	Taubman Centers, Inc.	21,073
1,039	Ventas, Inc.	75,660

		3,028,874

Real Estate Management & Development (0.1%):
2,933	CBRE Group, Inc., Class A*	77,666

Road & Rail (0.3%):
40	AMERCO, Inc.	14,982
817	Avis Budget Group, Inc.*^	26,332
699	Hertz Global Holdings, Inc.*^	7,738
872	J.B. Hunt Transport Services, Inc.^	70,571
393	Landstar System, Inc.^	26,983
411	Old Dominion Freight Line, Inc.*	24,787
1,298	Union Pacific Corp.	113,251

		284,644

Semiconductors & Semiconductor Equipment (2.6%):
7,620	Applied Materials, Inc.	182,651
3,695	Broadcom, Ltd.	574,203
355	Cree, Inc.*^	8,676
4,171	Intel Corp.	136,809
1,516	KLA-Tencor Corp.	111,047
1,247	Lam Research Corp.^	104,823
1,093	Linear Technology Corp.	50,857
2,765	Maxim Integrated Products, Inc.	98,683
2,035	Microchip Technology, Inc.	103,297
4,983	NVIDIA Corp.^	234,251
403	ON Semiconductor Corp.*	3,554
132	Qorvo, Inc.*^	7,294
2,981	QUALCOMM, Inc.	159,692
1,705	Skyworks Solutions, Inc.	107,892
9,849	Texas Instruments, Inc.	617,041
788	Xilinx, Inc.	36,350

		2,537,120

Software (6.6%):
5,481	Activision Blizzard, Inc.	217,212
4,779	Adobe Systems, Inc.*	457,780
223	ANSYS, Inc.*	20,237
270	Atlassian Corp. plc, Class A*^	6,993
1,695	Autodesk, Inc.*	91,767
2,924	Cadence Design Systems, Inc.*	71,053
1,519	CDK Global, Inc.^	84,289
1,519	Citrix Systems, Inc.*	121,657
2,847	Electronic Arts, Inc.*	215,689
345	FireEye, Inc.*^	5,682
1,416	Fortinet, Inc.*	44,731

Continued

7

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Software, continued
707	Guidewire Software, Inc.*^	$43,664
2,386	Intuit, Inc.	266,301
701	Manhattan Associates, Inc.*	44,955
74,265	Microsoft Corp.	3,800,141
379	NetSuite, Inc.*^	27,591
1,653	Nuance Communications, Inc.*	25,836
2,842	Oracle Corp.	116,323
495	PTC, Inc.*	18,602
1,771	Red Hat, Inc.*	128,575
6,270	Salesforce.com, Inc.*	497,902
1,542	ServiceNow, Inc.*	102,389
1,291	Splunk, Inc.*^	69,946
1,514	SS&C Technologies Holdings, Inc.^	42,513
853	Symantec Corp.^	17,521
148	Synopsys, Inc.*	8,004
537	Tableau Software, Inc., Class A*	26,270
323	Tyler Technologies, Inc.*	53,847
261	Ultimate Software Group, Inc. (The)*	54,886
250	VMware, Inc., Class A*	14,305
1,140	Workday, Inc., Class A*^	85,124

		6,781,785

Specialty Retail (4.3%):
694	Advance Auto Parts, Inc.^	112,171
253	AutoNation, Inc.*^	11,886
288	AutoZone, Inc.*	228,626
153	Bed Bath & Beyond, Inc.^	6,613
394	Burlington Stores, Inc.*^	26,284
47	Cabela’s, Inc., Class A*^	2,353
1,903	CarMax, Inc.*^	93,304
668	Dick’s Sporting Goods, Inc.	30,100
1,187	Foot Locker, Inc.^	65,119
140	Gap, Inc. (The)^	2,971
12,200	Home Depot, Inc. (The)	1,557,817
430	L Brands, Inc.^	28,866
8,765	Lowe’s Cos., Inc.	693,924
699	Michaels Cos., Inc. (The)*^	19,880
220	Murphy U.S.A., Inc.*	16,315
925	O’Reilly Automotive, Inc.*^	250,768
3,854	Ross Stores, Inc.	218,483
1,461	Sally Beauty Holdings, Inc.*	42,968
701	Signet Jewelers, Ltd.	57,769
6,468	TJX Cos., Inc. (The)	499,524
1,315	Tractor Supply Co.	119,902
573	Ulta Salon, Cosmetics & Fragrance, Inc.*	139,606
680	Urban Outfitters, Inc.*^	18,700
869	Williams-Sonoma, Inc.^	45,301

		4,289,250

Technology Hardware, Storage & Peripherals (4.8%):
49,226	Apple, Inc.	4,706,006
2,028	EMC Corp.	55,101
1,208	NCR Corp.*	33,546

		4,794,653

Shares or Principal Amount		Fair Value

Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.5%):
477	Carter’s, Inc.	$50,786
516	Coach, Inc.^	21,022
3,687	Hanesbrands, Inc.^	92,654
1,285	Kate Spade & Co.*	26,484
950	Lululemon Athletica, Inc.*^	70,167
1,679	Michael Kors Holdings, Ltd.*^	83,077
12,984	Nike, Inc., Class B	716,717
32	Ralph Lauren Corp.^	2,868
1,274	Skechers U.S.A., Inc., Class A*^	37,863
1,790	Under Armour, Inc., Class A*^	71,833
1,811	Under Armour, Inc., Class C*^	65,921
3,332	VF Corp.^	204,885

		1,444,277

Tobacco (1.7%):
19,179	Altria Group, Inc.	1,322,584
1,626	Philip Morris International, Inc.	165,397
4,984	Reynolds American, Inc.	268,787

		1,756,768

Trading Companies & Distributors (0.4%):
467	Air Lease Corp.	12,506
2,830	Fastenal Co.^	125,623
1,966	HD Supply Holdings, Inc.*	68,456
194	MSC Industrial Direct Co., Inc., Class A^	13,689
737	United Rentals, Inc.*^	49,453
542	W.W. Grainger, Inc.^	123,170
259	Watsco, Inc.	36,439

		429,336

Wireless Telecommunication Services (0.1%):
1,723	T-Mobile US, Inc.*^	74,554

Total Common Stocks (Cost $59,849,114)		99,216,976

Securities Held as Collateral for Securities on Loan (14.8%):
$14,844,880	AZL Russell 1000 Growth Index Fund Securities Lending Collateral Account(a)	14,844,880

Total Securities Held as Collateral for Securities on Loan (Cost $14,844,880)		14,844,880

Unaffiliated Investment Company (1.6%):
1,580,934	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	1,580,934

Total Unaffiliated Investment Company (Cost $1,580,934)		1,580,934

Total Investment Securities (Cost $76,274,928)(c) — 115.0%		115,642,790
Net other assets (liabilities) — (15.0)%		(15,043,477)

Net Assets — 100.0%		$100,599,313

Continued

8

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $14,663,285.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are either $0 or round to less than $1.

Futures Contracts

Cash of $68,200 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini September Futures	Long	9/16/16	7	$616,980	$(9,275)
S&P 500 Index E-Mini September Futures	Long	9/19/16	10	1,045,100	(1,891)

Total					$(11,166)

See accompanying notes to the financial statements.

9

AZL Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$76,274,928

Investments in non-affiliates, at value*	$115,642,790
Cash	1,268
Segregated cash for collateral	68,200
Interest and dividends receivable	85,599
Receivable for investments sold	4,000
Receivable for variation margin on futures contracts	18,765
Prepaid expenses	551

Total Assets	115,821,173

Liabilities:
Payable for investments purchased	26,073
Payable for capital shares redeemed	261,964
Payable for collateral received on loaned securities	14,844,880
Manager fees payable	32,262
Administration fees payable	3,172
Distribution fees payable	20,681
Custodian fees payable	1,199
Administrative and compliance services fees payable	52
Trustee fees payable	541
Other accrued liabilities	31,036

Total Liabilities	15,221,860

Net Assets	$100,599,313

Net Assets Consist of:
Capital	$38,615,450
Accumulated net investment income/(loss)	1,470,768
Accumulated net realized gains/(losses) from investment transactions	21,156,399
Net unrealized appreciation/(depreciation) on investments	39,356,696

Net Assets	$100,599,313

Shares of beneficial interest (unlimited number of shares authorized, no par value)	6,502,863
Net Asset Value (offering and redemption price per share)	$15.47

*	Includes securities on loan of $14,663,285.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$847,010
Dividends from Affiliates	1,731
Income from securities lending	17,822
Foreign withholding tax	(27)

Total Investment Income	866,536

Expenses:
Manager fees	216,782
Administration fees	17,806
Distribution fees	123,171
Custodian fees	3,156
Administrative and compliance services fees	773
Trustee fees	2,756
Professional fees	3,047
Shareholder reports	1,143
Other expenses	19,781

Total expenses before reductions	388,415
Less expenses voluntarily waived/reimbursed by the Manager	(8,403)

Net expenses	380,012

Net Investment Income/(Loss)	486,524

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,039,303
Net realized gains/(losses) from affiliated transactions	57,194
Net realized gains/(losses) on futures contracts	115,380
Change in net unrealized appreciation/depreciation on investments	(1,646,477)

Net Realized/Unrealized Gains/(Losses) on Investments	565,400

Change in Net Assets Resulting From Operations	$1,051,924

See accompanying notes to the financial statements.

10

Statements of Changes in Net Assets

	AZL Russell 1000 Growth Index Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$486,524	$967,120
Net realized gains/(losses) on investment transactions	2,211,877	19,179,577
Change in unrealized appreciation/depreciation on investments	(1,646,477)	(13,368,318)

Change in net assets resulting from operations	1,051,924	6,778,379

Distributions to Shareholders:
From net investment income	—	(1,087,102)
From net realized gains	—	(13,564,718)

Change in net assets resulting from distributions to shareholders	—	(14,651,820)

Capital Transactions:
Proceeds from shares issued	3,663,077	12,932,548
Proceeds from dividends reinvested	—	14,651,820
Value of shares redeemed	(5,645,523)	(48,440,168)

Change in net assets resulting from capital transactions	(1,982,446)	(20,855,800)

Change in net assets	(930,522)	(28,729,241)
Net Assets:
Beginning of period	101,529,835	130,259,076

End of period	$100,599,313	$101,529,835

Accumulated net investment income/(loss)	$1,470,768	$984,244

Share Transactions:
Shares issued	247,748	754,465
Dividends reinvested	—	994,018
Shares redeemed	(372,572)	(2,734,582)

Change in shares	(124,824)	(986,099)

See accompanying notes to the financial statements.

11

AZL Russell 1000 Growth Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$15.32		$17.11	$16.55	$12.63	$11.10	$10.95

Investment Activities:
Net Investment Income/(Loss)	0.08		0.19	0.17	0.18	0.12	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.07		0.54	1.80	3.90	1.48	0.13

Total from Investment Activities	0.15		0.73	1.97	4.08	1.60	0.21

Dividends to Shareholders From:
Net Investment Income	—		(0.19)	(0.17)	(0.16)	(0.07)	(0.06)
Net Realized Gains	—		(2.33)	(1.24)	—	—	—

Total Dividends	—		(2.52)	(1.41)	(0.16)	(0.07)	(0.06)

Net Asset Value, End of Period	$15.47		$15.32	$17.11	$16.55	$12.63	$11.10

Total Return(a)	0.98	%(b)	4.86%	12.21%	32.48%	14.40%	1.92%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$100,599		$101,530	$130,259	$144,335	$145,865	$111,887
Net Investment Income/(Loss)(c)	0.99%		0.86%	0.83%	0.89%	1.09%	0.72%
Expenses Before Reductions(c) (d)	0.79%		0.78%	0.78%	0.78%	0.80%	0.84%
Expenses Net of Reductions(c)	0.77%		0.78%	0.78%	0.78%	0.80%	0.84%
Portfolio Turnover Rate	13	%(b)	14%	13%	13%	16%	24%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Growth Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $14 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,475 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2016, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $1.7 million as of June 30, 2016. The monthly average notional amount for these contracts was $2.0 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$11,166

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

14

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in unrealized appreciation/depreciation on investments	$115,380	$(5,128)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Russell 1000 Growth Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL Russell 1000 Growth Index Fund
BlackRock Inc., Class A	$128,717	$—	$(125,686)	$—	$1,731

	$128,717	$—	$(125,686)	$—	$1,731

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $580 was paid from the Fund relating to these fees and expenses.

15

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$99,216,976	$—	$99,216,976
Securities Held as Collateral for Securities on Loan	—	14,844,880	14,844,880
Unaffiliated Investment Company	1,580,934	—	1,580,934

Total Investment Securities	100,797,910	14,844,880	115,642,790

Other Financial Instruments:*
Futures Contracts	(11,166)	—	(11,166)

Total Investments	$100,786,744	$14,844,880	$115,631,624

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Growth Index Fund	$12,715,050	$14,012,138

16

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $76,490,982. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$40,661,925
Unrealized depreciation	(1,510,117)

Net unrealized appreciation/(depreciation)	$39,151,808

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Growth Index Fund	$1,623,004	$13,028,816	$14,651,820

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Growth Index Fund	$984,245	$19,179,115	$—	$40,768,579	$60,931,939

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, the Fund will acquire the assets and liabilities of the AZL BlackRock Capital Appreciation Fund and AZL Boston Company Research Growth Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Russell 1000 Value Index Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 11

Statement of Operations Page 11

Statements of Changes in Net Assets Page 12

Financial Highlights Page 13

Notes to the Financial Statements Page 14

Other Information Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Russell 1000 Value Index Fund	$1,000.00	$1,058.90	$3.84	0.75%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Russell 1000 Value Index Fund	$1,000.00	$1,021.15	$3.77	0.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	27.5%
Energy	13.6
Health Care	11.1
Industrials	9.4
Information Technology	9.3
Consumer Staples	9.1
Utilities	7.2
Consumer Discretionary	4.7
Telecommunication Services	4.2
Materials	2.7

Total Common Stocks	98.8
Securities Held as Collateral for Securities on Loan	13.4
Money Market	1.3

Total Investment Securities	113.5
Net other assets (liabilities)	(13.5)

Net Assets	100.0%

1

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Aerospace & Defense (1.5%):
2,622	General Dynamics Corp.	$365,087
141	Huntington Ingalls Industries, Inc.	23,692
1,413	L-3 Communications Holdings, Inc.	207,273
1,071	Orbital ATK, Inc.	91,185
3,377	Raytheon Co.	459,103
1,177	Spirit AeroSystems Holdings, Inc., Class A*	50,611
3,412	Textron, Inc.	124,743
14,288	United Technologies Corp.	1,465,235

		2,786,929

Air Freight & Logistics (0.0%):
987	Expeditors International of Washington, Inc.^	48,402

Airlines (0.4%):
389	Alaska Air Group, Inc.^	22,675
10,601	American Airlines Group, Inc.^	300,114
572	Copa Holdings SA, Class A^	29,893
3,135	Delta Air Lines, Inc.	114,208
5,468	JetBlue Airways Corp.*^	90,550
1,310	Spirit Airlines, Inc.*^	58,780
6,165	United Continental Holdings, Inc.*	253,012

		869,232

Auto Components (0.3%):
3,505	BorgWarner, Inc.	103,468
1,845	Gentex Corp.^	28,505
4,889	Goodyear Tire & Rubber Co.	125,452
8,343	Johnson Controls, Inc.	369,261
234	Lear Corp.	23,812

		650,498

Automobiles (0.9%):
71,444	Ford Motor Co.	898,051
25,791	General Motors Co.	729,885

		1,627,936

Banks (9.6%):
2,737	Associated Banc-Corp.	46,940
189,224	Bank of America Corp.	2,511,002
765	Bank of Hawaii Corp.^	52,632
1,821	BankUnited, Inc.	55,941
14,948	BB&T Corp.	532,298
471	BOK Financial Corp.^	29,532
3,655	CIT Group, Inc.	116,631
54,058	Citigroup, Inc.	2,291,519
5,721	Citizens Financial Group, Inc.	114,306
3,205	Comerica, Inc.^	131,822
1,558	Commerce Bancshares, Inc.^	74,628
962	Cullen/Frost Bankers, Inc.^	61,308
2,633	East West Bancorp, Inc.	89,996
14,043	Fifth Third Bancorp	247,016
4,228	First Horizon National Corp.	58,262
6,456	First Niagara Financial Group, Inc.	62,881
528	First Republic Bank	36,955
14,562	Huntington Bancshares, Inc.^	130,184
67,022	JPMorgan Chase & Co.	4,164,747
15,467	KeyCorp^	170,910
2,747	M&T Bank Corp.	324,778

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,178	PacWest Bancorp	$86,641
5,674	People’s United Financial, Inc.^	83,181
9,188	PNC Financial Services Group, Inc.	747,811
1,914	Popular, Inc.	56,080
23,432	Regions Financial Corp.^	199,406
398	Signature Bank*	49,718
9,219	SunTrust Banks, Inc.	378,717
248	SVB Financial Group*^	23,600
2,284	Synovus Financial Corp.	66,213
2,881	TCF Financial Corp.	36,445
29,884	U.S. Bancorp	1,205,222
84,128	Wells Fargo & Co.	3,981,778
745	Western Alliance Bancorp*	24,324
3,695	Zions Bancorp	92,855

		18,336,279

Beverages (0.8%):
38	Brown-Forman Corp., Class A	4,105
105	Brown-Forman Corp., Class B^	10,475
18,074	Coca-Cola Co. (The)	819,293
3,158	Molson Coors Brewing Co., Class B	319,369
3,457	PepsiCo, Inc.	366,235

		1,519,477

Biotechnology (0.0%):
182	Alnylam Pharmaceuticals, Inc.*^	10,099
113	Juno Therapeutics, Inc.*^	4,344
502	OPKO Health, Inc.*^	4,689
0	Shire plc, ADR*	27
584	United Therapeutics Corp.*^	61,857

		81,016

Building Products (0.1%):
852	Armstrong World Industries, Inc.*^	33,356
54	Lennox International, Inc.^	7,700
2,139	Masco Corp.	66,181
2,105	Owens Corning, Inc.	108,450
1,599	USG Corp.*^	43,109

		258,796

Capital Markets (2.7%):
128	Affiliated Managers Group, Inc.*	18,019
2,007	Ameriprise Financial, Inc.	180,329
19,262	Bank of New York Mellon Corp. (The)	748,329
2,298	BlackRock, Inc., Class A+	787,134
4,394	Charles Schwab Corp. (The)	111,212
5,126	E*TRADE Financial Corp.*	120,410
6,628	Franklin Resources, Inc.^	221,176
7,099	Goldman Sachs Group, Inc. (The)	1,054,768
1,018	Interactive Brokers Group, Inc., Class A^	36,037
6,286	Invesco, Ltd.	160,544
2,018	Lazard, Ltd., Class A	60,096
1,930	Legg Mason, Inc.	56,916
1,350	LPL Financial Holdings, Inc.^	30,416
26,259	Morgan Stanley	682,209
3,804	Northern Trust Corp.	252,053
2,317	Raymond James Financial, Inc.^	114,228
7,253	State Street Corp.	391,082

Continued

2

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
1,053	T. Rowe Price Group, Inc.^	$76,837
498	TD Ameritrade Holding Corp.	14,181

		5,115,976

Chemicals (1.5%):
465	Air Products & Chemicals, Inc.	66,049
2,044	Albemarle Corp.^	162,110
1,140	Ashland, Inc.	130,838
1,122	Cabot Corp.	51,231
2,462	Celanese Corp., Series A	161,138
4,286	CF Industries Holdings, Inc.^	103,293
20,649	Dow Chemical Co. (The)^	1,026,461
2,713	Eastman Chemical Co.	184,213
476	FMC Corp.^	22,044
3,636	Huntsman Corp.	48,904
3,560	Lyondellbasell Industries NV	264,935
2,817	Monsanto Co.	291,305
6,428	Mosaic Co. (The)^	168,285
10	NewMarket Corp.	4,144
3,016	Platform Speciality Products Corp.*^	26,782
641	Praxair, Inc.	72,042
90	Scotts Miracle-Gro Co. (The)	6,292
577	W.R. Grace & Co.	42,242
696	Westlake Chemical Corp.	29,872

		2,862,180

Commercial Services & Supplies (0.3%):
884	Clean Harbors, Inc.*^	46,065
1,231	R.R. Donnelley & Sons Co.^	20,829
4,330	Republic Services, Inc., Class A	222,173
84	Stericycle, Inc.*	8,746
6,645	Tyco International plc	283,077
1,420	Waste Management, Inc.	94,103

		674,993

Communications Equipment (1.8%):
2,675	ARRIS International plc*	56,068
8,572	Brocade Communications Systems, Inc.	78,691
92,666	Cisco Systems, Inc.	2,658,587
854	EchoStar Corp., Class A*^	33,904
2,293	Harris Corp.	191,328
6,856	Juniper Networks, Inc.	154,191
2,846	Motorola Solutions, Inc.	187,751

		3,360,520

Construction & Engineering (0.2%):
2,795	Aecom Technology Corp.*^	88,797
1,914	Chicago Bridge & Iron Co. NV	66,282
2,559	Fluor Corp.	126,108
2,226	Jacobs Engineering Group, Inc.*^	110,877
2,618	KBR, Inc.	34,662
1,925	Quanta Services, Inc.*	44,506
82	Valmont Industries, Inc.^	11,092

		482,324

Construction Materials (0.0%):
111	Martin Marietta Materials, Inc.	21,312
168	Vulcan Materials Co.	20,220

		41,532

Shares		Fair Value
Common Stocks, continued
Consumer Finance (1.3%):
8,151	Ally Financial, Inc.*	$139,138
14,719	American Express Co.	894,327
9,389	Capital One Financial Corp.	596,295
5,056	Discover Financial Services	270,951
6,038	Navient Corp.	72,154
1,009	Onemain Holdings, Inc.*^	23,025
1,936	Santander Consumer USA Holdings, Inc.*^	19,999
7,816	SLM Corp.*	48,303
15,369	Synchrony Financial*	388,528

		2,452,720

Containers & Packaging (0.4%):
849	AptarGroup, Inc.^	67,181
92	Avery Dennison Corp.	6,877
1,479	Bemis Co., Inc.^	76,154
1,738	Graphic Packaging Holding Co.	21,795
7,538	International Paper Co.	319,460
1,823	Sonoco Products Co.^	90,530
4,599	WestRock Co.	178,763

		760,760

Distributors (0.0%):
153	Genuine Parts Co.	15,491

Diversified Consumer Services (0.1%):
80	Graham Holdings Co., Class B	39,163
4,123	H&R Block, Inc.	94,829

		133,992

Diversified Financial Services (3.3%):
34,817	Berkshire Hathaway, Inc., Class B*	5,041,153
6,213	CME Group, Inc.	605,146
1,128	Intercontinental Exchange, Inc.	288,723
6,035	Leucadia National Corp.	104,587
327	Moody’s Corp.	30,643
2,058	NASDAQ OMX Group, Inc. (The)	133,091
3,754	Voya Financial, Inc.	92,949

		6,296,292

Diversified Telecommunication Services (4.1%):
113,429	AT&T, Inc.	4,901,267
9,878	CenturyLink, Inc.^	286,561
21,440	Frontier Communications Corp.^	105,914
5,370	Level 3 Communications, Inc.*	276,501
830	SBA Communications Corp., Class A*	89,590
37,564	Verizon Communications, Inc.	2,097,574

		7,757,407

Electric Utilities (4.1%):
9,080	American Electric Power Co., Inc.	636,417
1,032	Avangrid, Inc.^	47,534
12,690	Duke Energy Corp.	1,088,675
5,816	Edison International	451,729
3,295	Entergy Corp.	268,048
5,834	Eversource Energy	349,457
16,317	Exelon Corp.	593,286
7,818	FirstEnergy Corp.	272,926
2,840	Great Plains Energy, Inc.	86,336

Continued

3

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
1,971	Hawaiian Electric Industries, Inc.	$64,629
1,399	ITC Holdings Corp.	65,501
8,477	NextEra Energy, Inc.^	1,105,401
3,654	OGE Energy Corp.^	119,669
9,135	PG&E Corp.	583,909
2,023	Pinnacle West Capital Corp.	163,984
12,471	PPL Corp.	470,780
17,292	Southern Co. (The)	927,370
2,606	Westar Energy, Inc.	146,171
9,345	Xcel Energy, Inc.	418,469

		7,860,291

Electrical Equipment (0.6%):
3,452	AMETEK, Inc.	159,586
8,412	Eaton Corp. plc	502,448
9,876	Emerson Electric Co.	515,131
361	Hubbell, Inc.	38,075
822	Regal-Beloit Corp.^	45,251
497	Rockwell Automation, Inc.	57,066
1,201	Solarcity Corp.*^	28,740

		1,346,297

Electronic Equipment, Instruments & Components (0.5%):
1,669	Arrow Electronics, Inc.*	103,311
2,353	Avnet, Inc.	95,320
19,780	Corning, Inc.	405,094
950	Dolby Laboratories, Inc., Class A^	45,458
426	Fitbit, Inc., Class A*^	5,206
2,515	FLIR Systems, Inc.	77,839
2,630	Ingram Micro, Inc., Class A	91,471
104	IPG Photonics Corp.*	8,320
3,431	Jabil Circuit, Inc.	63,371
3,149	Keysight Technologies, Inc.*	91,604
403	National Instruments Corp.	11,042
966	Trimble Navigation, Ltd.*	23,532
175	Zebra Technologies Corp., Class A*	8,768

		1,030,336

Energy Equipment & Services (2.4%):
8,053	Baker Hughes, Inc.	363,432
1,243	Diamond Offshore Drilling, Inc.^	30,242
694	Dril-Quip, Inc.*^	40,550
5,710	Ensco plc, Class A, ADR	55,444
4,140	FMC Technologies, Inc.*	110,414
670	Frank’s International NV^	9,789
15,768	Halliburton Co.	714,133
1,783	Helmerich & Payne, Inc.^	119,693
5,054	Nabors Industries, Ltd.	50,793
6,939	National-Oilwell Varco, Inc.^	233,497
4,439	Noble Corp. plc^	36,577
1,797	Oceaneering International, Inc.^	53,658
2,649	Patterson-UTI Energy, Inc.^	56,477
2,306	Rowan Cos. plc, Class A^	40,724
1,094	RPC, Inc.^	16,990
25,621	Schlumberger, Ltd.	2,026,109
2,758	Superior Energy Services, Inc.^	50,775

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
6,335	Transocean, Ltd.^	$75,323
16,388	Weatherford International plc*^	90,954

		4,175,574

Food & Staples Retailing (1.8%):
1,146	CVS Health Corp.	109,718
12,566	Walgreens Boots Alliance, Inc.	1,046,371
27,849	Wal-Mart Stores, Inc.	2,033,534
4,869	Whole Foods Market, Inc.^	155,905

		3,345,528

Food Products (2.1%):
10,574	Archer-Daniels-Midland Co.	453,519
2,553	Bunge, Ltd.	151,010
1,687	ConAgra Foods, Inc.	80,655
264	Flowers Foods, Inc.^	4,950
475	Hain Celestial Group, Inc.*	23,631
627	Hormel Foods Corp.^	22,948
388	Ingredion, Inc.	50,211
2,129	JM Smucker Co. (The)	324,481
352	Kellogg Co.	28,741
9,566	Kraft Heinz Co. (The)	846,400
2,197	Mead Johnson Nutrition Co.^	199,378
27,496	Mondelez International, Inc., Class A	1,251,343
930	Pilgrim’s Pride Corp.^	23,696
2,121	Pinnacle Foods, Inc.	98,181
497	Post Holdings, Inc.*	41,097
689	TreeHouse Foods, Inc.*	70,726
2,848	Tyson Foods, Inc., Class A	190,218

		3,861,185

Gas Utilities (0.4%):
2,206	AGL Resources, Inc.	145,530
1,863	Atmos Energy Corp.	151,499
1,352	National Fuel Gas Co.^	76,902
1,363	Piedmont Natural Gas Co., Inc.	81,944
3,182	Questar Corp.	80,727
3,140	UGI Corp.	142,085

		678,687

Health Care Equipment & Supplies (2.3%):
27,017	Abbott Laboratories	1,062,038
1,293	Alere, Inc.*	53,892
8,151	Baxter International, Inc.	368,588
195	Cooper Cos., Inc. (The)	33,456
4,222	DENTSPLY SIRONA, Inc.	261,933
89	Hill-Rom Holdings, Inc.	4,490
25,817	Medtronic plc	2,240,141
1,565	St. Jude Medical, Inc.	122,070
654	Teleflex, Inc.	115,961
1,591	Zimmer Holdings, Inc.^	191,525

		4,454,094

Health Care Providers & Services (1.4%):
877	Acadia Healthcare Co., Inc.*	48,586
4,144	Aetna, Inc.^	506,107
433	AmSurg Corp.*^	33,575

Continued

4

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
3,527	Anthem, Inc.	$463,236
3,379	Brookdale Senior Living, Inc.*^	52,172
444	Cardinal Health, Inc.^	34,636
814	Centene Corp.*	58,095
3,112	Cigna Corp.	398,305
1,869	DaVita, Inc.*	144,511
564	Envision Healthcare Holdings, Inc.*	14,309
1,362	Express Scripts Holding Co.*^	103,240
1,823	HCA Holdings, Inc.*	140,389
162	Humana, Inc.	29,141
1,038	Laboratory Corp. of America Holdings*	135,220
739	LifePoint Hospitals, Inc.*^	48,308
500	MEDNAX, Inc.*	36,215
583	Premier, Inc., Class A*	19,064
2,601	Quest Diagnostics, Inc.	211,747
1,184	Universal Health Services, Inc., Class B	158,774
64	WellCare Health Plans, Inc.*	6,866

		2,642,496

Health Care Technology (0.0%):
3,424	Allscripts Healthcare Solutions, Inc.*^	43,485

Hotels, Restaurants & Leisure (0.6%):
2,530	Aramark Holdings Corp.	84,553
7,495	Carnival Corp., Class A	331,279
190	Choice Hotels International, Inc.^	9,048
1,165	Extended Stay America, Inc.^	17,417
1,155	Hilton Worldwide Holdings, Inc.^	26,022
414	Hyatt Hotels Corp., Class A*^	20,344
1,726	International Game Technology plc^	32,345
436	Marriott International, Inc., Class A	28,977
7,923	MGM Resorts International*	179,296
2,649	Norwegian Cruise Line Holdings, Ltd.*^	105,536
3,093	Royal Caribbean Cruises, Ltd.^	207,695
1,270	Starwood Hotels & Resorts Worldwide, Inc.	93,917
1,651	Wendy’s Co. (The)^	15,883
128	Wynn Resorts, Ltd.^	11,602

		1,163,914

Household Durables (0.3%):
1,203	CalAtlantic Group, Inc.^	44,162
2,794	D.R. Horton, Inc.	87,955
2,046	Garmin, Ltd.	86,791
694	Harman International Industries, Inc.	49,843
1,587	Lennar Corp., Class A^	73,161
115	Lennar Corp., Class B	4,284
237	Mohawk Industries, Inc.*	44,973
4,447	PulteGroup, Inc.^	86,672
1,504	Toll Brothers, Inc.*^	40,473
1,231	Whirlpool Corp.	205,133

		723,447

Household Products (2.8%):
353	Clorox Co. (The)	48,852
13,113	Colgate-Palmolive Co.	959,872
776	Energizer Holdings, Inc.^	39,956
979	Kimberly-Clark Corp.	134,593

Shares		Fair Value
Common Stocks, continued
Household Products, continued
49,056	Procter & Gamble Co. (The)	$4,153,571

		5,336,844

Independent Power and Renewable Electricity Producers (0.2%):
12,242	AES Corp. (The)	152,780
6,561	Calpine Corp.*^	96,775
5,779	NRG Energy, Inc.^	86,627

		336,182

Industrial Conglomerates (2.8%):
806	Carlisle Cos., Inc.	85,178
8,196	Danaher Corp.	827,796
136,563	General Electric Co.^	4,299,004
897	Roper Industries, Inc.^	152,992

		5,364,970

Insurance (5.0%):
7,393	Aflac, Inc.	533,479
273	Alleghany Corp.*	150,035
1,605	Allied World Assurance Co. Holdings AG	56,400
6,878	Allstate Corp. (The)	481,116
1,255	American Financial Group, Inc.	92,782
20,412	American International Group, Inc.	1,079,590
139	American National Insurance Co.	15,728
1,505	AmTrust Financial Services^	36,873
2,105	Arch Capital Group, Ltd.*	151,559
1,012	Arthur J. Gallagher & Co.	48,171
1,103	Aspen Insurance Holdings, Ltd.	51,157
1,134	Assurant, Inc.	97,876
2,442	Assured Guaranty, Ltd.	61,954
1,674	Axis Capital Holdings, Ltd.	92,070
2,008	Brown & Brown, Inc.	75,240
8,506	Chubb, Ltd.	1,111,819
2,753	Cincinnati Financial Corp.	206,172
526	CNA Financial Corp.	16,527
1,173	Endurance Specialty Holdings, Ltd.	78,779
119	Erie Indemnity Co., Class A	11,821
770	Everest Re Group, Ltd.	140,656
1,956	First American Financial Corp.	78,670
4,821	FNF Group	180,788
792	Hanover Insurance Group, Inc. (The)	67,019
7,192	Hartford Financial Services Group, Inc. (The)	319,181
3,391	Lincoln National Corp.	131,469
5,150	Loews Corp.	211,614
251	Markel Corp.*	239,148
500	Mercury General Corp.^	26,580
17,113	MetLife, Inc.	681,611
4,436	Old Republic International Corp.	85,570
4,915	Principal Financial Group, Inc.	202,056
964	ProAssurance Corp.	51,622
9,662	Progressive Corp. (The)	323,677
8,130	Prudential Financial, Inc.	579,994
1,173	Reinsurance Group of America, Inc.	113,769
776	RenaissanceRe Holdings, Ltd.	91,133
2,182	Torchmark Corp.^	134,891
5,368	Travelers Cos., Inc. (The)	639,007

Continued

5

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
4,370	UnumProvident Corp.	$138,922
1,379	Validus Holdings, Ltd.	67,006
1,759	W.R. Berkley Corp.	105,399
87	White Mountains Insurance Group, Ltd.	73,254
3,399	XL Group plc	113,221

		9,245,405

Internet & Catalog Retail (0.1%):
3,563	Liberty Media Corp. – Interactive, Class A*	90,394
1,989	Liberty Ventures, Inc., Series A*	73,732

		164,126

Internet Software & Services (0.4%):
352	Akamai Technologies, Inc.*^	19,687
279	IAC/InterActiveCorp	15,708
566	Pandora Media, Inc.*^	7,047
1,362	Twitter, Inc.*^	23,031
15,946	Yahoo!, Inc.*	598,932
285	Yelp, Inc.*^	8,653
289	Zillow Group, Inc., Class A*^	10,592
580	Zillow Group, Inc., Class C*^	21,042

		704,692

IT Services (0.8%):
2,719	Amdocs, Ltd.	156,941
130	Booz Allen Hamilton Holding Corp.	3,853
2,545	Computer Sciences Corp.	126,359
667	CoreLogic, Inc.*	25,666
2,572	Fidelity National Information Services, Inc.	189,505
5,067	International Business Machines Corp.	769,070
1,181	Leidos Holdings, Inc.	56,534
18,455	Xerox Corp.	175,138

		1,503,066

Leisure Products (0.0%):
309	Brunswick Corp.	14,004
918	Vista Outdoor, Inc.*	43,816

		57,820

Life Sciences Tools & Services (0.5%):
4,408	Agilent Technologies, Inc.	195,539
381	Bio-Rad Laboratories, Inc., Class A*^	54,491
1,574	PerkinElmer, Inc.	82,509
4,188	QIAGEN NV*^	91,340
523	Quintiles Transnational Holdings, Inc.*	34,162
3,935	Thermo Fisher Scientific, Inc.	581,436
1,348	VWR Corp.*	38,957

		1,078,434

Machinery (1.9%):
1,278	AGCO Corp.^	60,232
2,597	Allison Transmission Holdings, Inc.	73,313
10,261	Caterpillar, Inc.^	777,885
1,804	Colfax Corp.*	47,734
894	Crane Co.	50,708
2,901	Cummins, Inc.^	326,188
4,358	Deere & Co.^	353,172
180	Donaldson Co., Inc.^	6,185

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,817	Dover Corp.	$195,274
935	Flowserve Corp.^	42,234
97	IDEX Corp.	7,964
2,355	Ingersoll-Rand plc	149,966
1,658	ITT, Inc.	53,023
414	Lincoln Electric Holdings, Inc.^	24,459
1,301	Manitowoc Foodservice, Inc.*^	22,924
1,336	OshKosh Corp.	63,741
5,738	PACCAR, Inc.	297,630
2,453	Parker Hannifin Corp.	265,047
3,053	Pentair plc	177,960
285	Snap-On, Inc.	44,979
2,416	Stanley Black & Decker, Inc.	268,708
1,941	Terex Corp.	39,422
1,291	Timken Co.	39,582
2,740	Trinity Industries, Inc.^	50,882
1,574	Xylem, Inc.	70,279

		3,509,491

Marine (0.0%):
990	Kirby Corp.*^	61,766

Media (1.0%):
518	Clear Channel Outdoor Holdings, Inc., Class A^	3,222
3,328	Comcast Corp., Class A	216,952
193	Discovery Communications, Inc., Class A*^	4,869
303	Discovery Communications, Inc., Class C*	7,227
924	DISH Network Corp., Class A*	48,418
815	John Wiley & Sons, Inc., Class A	42,527
274	Liberty Braves Group, Class A*	4,121
467	Liberty Broadband Corp., Class A*	27,740
1,896	Liberty Broadband Corp., Class C*^	113,760
1,668	Liberty Siriusxm Group, Class A*	52,308
3,365	Liberty Siriusxm Group, Class C*	103,878
613	Lions Gate Entertainment Corp.	12,401
1,033	Live Nation, Inc.*^	24,276
321	Madison Square Garden Co. (The), Class A*	55,376
6,972	News Corp., Class A	79,132
2,340	News Corp., Class B^	27,308
1,065	Regal Entertainment Group, Class A^	23,473
3,996	Tegna, Inc.^	92,587
5,513	Thomson Reuters Corp.	222,836
4,965	Time Warner, Inc.	365,125
1,313	Tribune Media Co., Class A^	51,443
4,518	Twenty-First Century Fox, Inc.	122,212
2,032	Twenty-First Century Fox, Inc., Class B	55,372
22	Viacom, Inc., Class A	1,021
748	Viacom, Inc., Class B	31,020

		1,788,604

Metals & Mining (0.8%):
24,199	Alcoa, Inc.^	224,325
618	Compass Minerals International, Inc.^	45,849
17,977	Freeport-McMoRan Copper & Gold, Inc.^	200,264
9,808	Newmont Mining Corp.	383,690
5,838	Nucor Corp.^	288,456

Continued

6

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
1,276	Reliance Steel & Aluminum Co.^	$98,124
1,119	Royal Gold, Inc.	80,590
856	Southern Copper Corp.^	23,095
3,666	Steel Dynamics, Inc.^	89,817
5,517	Tahoe Resources, Inc.	82,589
2,497	United States Steel Corp.^	42,099

		1,558,898

Multiline Retail (0.6%):
343	Dillard’s, Inc., Class A^	20,786
5,645	J.C. Penney Co., Inc.*^	50,128
3,391	Kohl’s Corp.^	128,587
5,665	Macy’s, Inc.	190,401
9,687	Target Corp.^	676,345

		1,066,247

Multi-Utilities (2.3%):
4,178	Alliant Energy Corp.^	165,867
4,446	Ameren Corp.	238,217
7,903	CenterPoint Energy, Inc.^	189,672
5,094	CMS Energy Corp.	233,611
5,607	Consolidated Edison, Inc.^	451,027
10,618	Dominion Resources, Inc.^	827,460
3,292	DTE Energy Co.	326,303
3,566	MDU Resources Group, Inc.^	85,584
5,909	NiSource, Inc.	156,707
9,298	Public Service Enterprise Group, Inc.	433,380
2,393	SCANA Corp.^	181,054
4,587	Sempra Energy^	523,009
4,292	TECO Energy, Inc.	118,631
1,524	Vectren Corp.	80,269
5,809	WEC Energy Group, Inc.^	379,328

		4,390,119

Oil, Gas & Consumable Fuels (11.2%):
9,389	Anadarko Petroleum Corp.	499,964
3,011	Antero Resources Corp.*^	78,226
2,161	Apache Corp.	120,303
2,494	Cabot Oil & Gas Corp.	64,196
3,663	Cheniere Energy, Inc.*^	137,546
10,230	Chesapeake Energy Corp.*^	43,784
34,611	Chevron Corp.	3,628,271
1,446	Cimarex Energy Co.	172,537
7,349	Columbia Pipeline Group, Inc.	187,326
2,397	Concho Resources, Inc.*^	285,890
22,825	ConocoPhillips	995,170
4,165	CONSOL Energy, Inc.^	67,015
883	Continental Resources, Inc.*^	39,973
8,749	Devon Energy Corp.	317,151
992	Diamondback Energy, Inc.*	90,480
1,795	Energen Corp.	86,537
8,981	EOG Resources, Inc.	749,195
3,162	EQT Corp.	244,834
76,331	Exxon Mobil Corp.	7,155,267
2,303	Gulfport Energy Corp.*^	71,992
5,177	Hess Corp.	311,138

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,934	HollyFrontier Corp.^	$69,741
35,390	Kinder Morgan, Inc.	662,501
3,052	Kosmos Energy, Ltd.*	16,633
2,384	Laredo Petroleum Holdings, Inc.*^	24,984
15,572	Marathon Oil Corp.	233,736
9,667	Marathon Petroleum Corp.	366,959
1,487	Memorial Resource Development Corp.*	23,614
2,995	Murphy Oil Corp.^	95,091
2,716	Newfield Exploration Co.*	119,993
7,810	Noble Energy, Inc.	280,145
14,032	Occidental Petroleum Corp.	1,060,258
2,531	Parsley Energy, Inc., Class A*^	68,489
1,833	PBF Energy, Inc., Class A	43,589
8,293	Phillips 66	657,967
2,987	Pioneer Natural Resources Co.	451,664
3,963	QEP Resources, Inc.	69,868
3,056	Range Resources Corp.^	131,836
1,235	SM Energy Co.^	33,345
10,881	Spectra Energy Corp.^	398,571
2,866	Targa Resources Corp.^	120,773
2,193	Tesoro Corp.	164,300
8,638	Valero Energy Corp.	440,538
3,698	Whiting Petroleum Corp.*^	34,243
10,554	Williams Cos., Inc. (The)	228,283
1,269	World Fuel Services Corp.^	60,265
5,065	WPX Energy, Inc.*^	47,155

		21,251,336

Paper & Forest Products (0.0%):
1,144	Domtar Corp.	40,051

Personal Products (0.1%):
368	Coty, Inc., Class A	9,564
1,083	Edgewell Personal Care Co.*^	91,416
719	Nu Skin Enterprises, Inc., Class A^	33,211

		134,191

Pharmaceuticals (6.9%):
2,970	Allergan plc*	686,337
3,758	Endo International plc*^	58,587
41,837	Johnson & Johnson Co.	5,074,829
2,009	Mallinckrodt plc*	122,107
51,004	Merck & Co., Inc.	2,938,340
5,743	Mylan NV*	248,327
2,529	Perrigo Co. plc^	229,305
102,884	Pfizer, Inc.	3,622,546

		12,980,378

Professional Services (0.1%):
398	Dun & Bradstreet Corp.^	48,492
131	IHS, Inc., Class A*	15,145
1,315	Manpower, Inc.	84,607
1,444	Nielsen Holdings plc	75,045

		223,289

Real Estate Investment Trusts (REITs) (5.4%):
1,205	Alexandria Real Estate Equities, Inc.	124,742
2,398	American Campus Communities, Inc.^	126,782

Continued

7

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
6,089	American Capital Agency Corp.^	$120,684
3,054	American Homes 4 Rent, Class A	62,546
16,989	Annaly Capital Management, Inc.^	188,068
2,876	Apartment Investment & Management Co., Class A	127,004
3,015	Apple Hospitality REIT, Inc.^	56,712
2,520	AvalonBay Communities, Inc.	454,583
2,335	Boston Properties, Inc.	307,987
3,156	Brandywine Realty Trust	53,021
3,510	Brixmor Property Group, Inc.^	92,875
1,581	Camden Property Trust^	139,792
1,388	Care Capital Properties, Inc.	36,379
3,440	Chimera Investment Corp.^	54,008
2,270	Columbia Property Trust, Inc.	48,578
2,241	Communications Sales & Leasing, Inc.	64,765
1,733	Corporate Office Properties Trust	51,245
2,150	Corrections Corp. of America^	75,293
705	Crown Castle International Corp.	71,508
1,042	CubeSmart	32,177
159	Cyrusone, Inc.	8,850
1,653	DCT Industrial Trust, Inc.	79,410
5,740	DDR Corp.	104,124
807	Digital Realty Trust, Inc.^	87,955
2,566	Douglas Emmett, Inc.	91,144
6,353	Duke Realty Corp.	169,371
862	Empire State Realty Trust, Inc., Class A	16,369
1,158	EPR Properties^	93,427
2,282	Equity Commonwealth*	66,475
1,679	Equity One, Inc.	54,030
6,550	Equity Residential Property Trust	451,164
698	Essex Property Trust, Inc.	159,207
4,222	Forest City Realty Trust, Inc., Class A	94,193
10,625	General Growth Properties, Inc.	316,838
8,592	HCP, Inc.	303,985
658	Healthcare Trust of America, Inc., Class A^	21,280
1,758	Highwoods Properties, Inc.^	92,822
2,615	Hospitality Properties Trust^	75,312
13,520	Host Hotels & Resorts, Inc.^	219,159
1,669	Kilroy Realty Corp.^	110,638
7,413	Kimco Realty Corp.	232,620
2,682	Liberty Property Trust	106,529
2,635	Macerich Co. (The)	225,003
6,788	MFA Financial, Inc.^	49,349
1,373	Mid-America Apartment Communities, Inc.^	146,087
2,623	National Retail Properties, Inc.^	135,662
3,356	NorthStar Realty Finance Corp.	38,359
2,126	Omega Healthcare Investors, Inc.^	72,178
2,126	Outfront Media, Inc.	51,385
3,306	Paramount Group, Inc.^	52,698
2,657	Piedmont Office Realty Trust, Inc., Class A^	57,232
967	Post Properties, Inc.	59,035
9,595	ProLogis, Inc.	470,539
2,252	Rayonier, Inc.^	59,092
4,736	Realty Income Corp.^	328,489

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
1,460	Regency Centers Corp.	$122,246
4,358	Retail Properties of America, Inc., Class A	73,650
3,815	Senior Housing Properties Trust	79,466
533	Simon Property Group, Inc.	115,608
1,791	SL Green Realty Corp.^	190,688
290	Sovran Self Storage, Inc.	30,427
8,800	Spirit Realty Capital, Inc.	112,376
4,271	Starwood Property Trust, Inc.^	88,495
2,768	STORE Capital Corp.	81,518
1,147	Sun Communities, Inc.^	87,906
165	Tanger Factory Outlet Centers, Inc.^	6,630
540	Taubman Centers, Inc.	40,068
6,346	Two Harbors Investment Corp.	54,322
4,868	UDR, Inc.	179,727
4,260	Ventas, Inc.	310,213
16,666	VEREIT, Inc.	168,993
3,154	Vornado Realty Trust	315,778
2,137	Weingarten Realty Investors	87,232
6,565	Welltower, Inc.^	500,055
13,627	Weyerhaeuser Co.	405,676
1,891	WP Carey, Inc.^	131,273

		10,171,106

Real Estate Management & Development (0.1%):
664	Howard Hughes Corp. (The)*	75,908
827	Jones Lang LaSalle, Inc.	80,592
2,654	Realogy Holdings Corp.*^	77,019

		233,519

Road & Rail (1.3%):
43	AMERCO, Inc.	16,106
17,555	CSX Corp.	457,834
1,039	Genesee & Wyoming, Inc., Class A*^	61,249
5,309	Hertz Global Holdings, Inc.*^	58,771
1,978	Kansas City Southern	178,198
5,431	Norfolk Southern Corp.	462,341
468	Old Dominion Freight Line, Inc.*	28,225
982	Ryder System, Inc.	60,039
13,087	Union Pacific Corp.	1,141,841

		2,464,604

Semiconductors & Semiconductor Equipment (2.7%):
5,638	Analog Devices, Inc.	319,336
5,732	Applied Materials, Inc.	137,396
1,158	Cree, Inc.*^	28,302
5,719	Cypress Semiconductor Corp.^	60,335
1,389	First Solar, Inc.*^	67,339
79,178	Intel Corp.	2,597,039
589	Lam Research Corp.^	49,511
2,323	Linear Technology Corp.	108,089
7,388	Marvell Technology Group, Ltd.	70,408
19,031	Micron Technology, Inc.*	261,867
6,809	ON Semiconductor Corp.*	60,055
2,271	Qorvo, Inc.*^	125,495
21,442	QUALCOMM, Inc.	1,148,649
286	Skyworks Solutions, Inc.^	18,098

Continued

8

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
979	Sunpower Corp.*^	$15,165
3,725	Teradyne, Inc.	73,345
3,187	Xilinx, Inc.	147,016

		5,287,445

Software (1.5%):
1,197	ANSYS, Inc.*	108,628
709	Autodesk, Inc.*	38,385
5,355	CA, Inc.	175,805
2,131	FireEye, Inc.*^	35,098
996	Nuance Communications, Inc.*	15,567
49,110	Oracle Corp.	2,010,072
1,163	PTC, Inc.*	43,706
288	SS&C Technologies Holdings, Inc.^	8,087
9,669	Symantec Corp.^	198,601
2,512	Synopsys, Inc.*	135,849
1,023	VMware, Inc., Class A*	58,536
13,662	Zynga, Inc.*	34,018

		2,862,352

Specialty Retail (0.6%):
720	AutoNation, Inc.*^	33,826
2,443	Bed Bath & Beyond, Inc.^	105,586
5,097	Best Buy Co., Inc.^	155,968
551	Burlington Stores, Inc.*^	36,757
821	Cabela’s, Inc., Class A*^	41,099
1,367	CST Brands, Inc.^	58,890
350	Dick’s Sporting Goods, Inc.	15,771
251	Foot Locker, Inc.	13,770
1,876	GameStop Corp., Class A^	49,864
3,822	Gap, Inc. (The)^	81,103
3,647	L Brands, Inc.	244,824
394	Michaels Cos., Inc. (The)*	11,205
267	Murphy U.S.A., Inc.*	19,801
705	Penske Automotive Group, Inc.^	22,179
126	Signet Jewelers, Ltd.	10,384
11,834	Staples, Inc.	102,009
2,010	Tiffany & Co.^	121,886
363	Urban Outfitters, Inc.*^	9,983

		1,134,905

Technology Hardware, Storage & Peripherals (1.6%):
8,477	Apple, Inc.	810,401
32,108	EMC Corp.	872,375
31,760	Hewlett Packard Enterprise Co.	580,255
31,830	HP, Inc.	399,467
1,135	Lexmark International, Inc., Class A	42,846
5,326	NetApp, Inc.	130,966
5,188	Western Digital Corp.	245,180

		3,081,490

Textiles, Apparel & Luxury Goods (0.2%):
4,152	Coach, Inc.^	169,152
1,482	PVH Corp.	139,649
976	Ralph Lauren Corp.^	87,469

		396,270

Shares or Principal amount		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.1%):
8,825	New York Community Bancorp, Inc.^	$132,286
1,048	TFS Financial Corp.^	18,047

		150,333

Tobacco (1.5%):
25,474	Philip Morris International, Inc.	2,591,215
5,834	Reynolds American, Inc.	314,628

		2,905,843

Trading Companies & Distributors (0.1%):
891	Air Lease Corp.	23,861
507	MSC Industrial Direct Co., Inc., Class A^	35,774
237	United Rentals, Inc.*^	15,903
773	WESCO International, Inc.*^	39,801

		115,339

Transportation Infrastructure (0.1%):
1,371	Macquarie Infrastructure Corp.^	101,523

Water Utilities (0.2%):
3,271	American Water Works Co., Inc.^	276,432
3,259	Aqua America, Inc.^	116,216

		392,648

Wireless Telecommunication Services (0.1%):
13,902	Sprint Corp.*^	62,976
1,749	Telephone & Data Systems, Inc.	51,875
2,009	T-Mobile US, Inc.*^	86,930
246	United States Cellular Corp.*^	9,660

		211,441

Total Common Stocks (Cost $147,217,378)		187,762,813

Securities Held as Collateral for Securities on Loan (13.4%):
$25,381,432	AZL Russell 1000 Value Index Fund Securities Lending Collateral Account(a)	25,381,432

Total Securities Held as Collateral for Securities on Loan (Cost $25,381,432)		25,381,432

Unaffiliated Investment Company (1.3%):
2,454,296	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	2,454,296

Total Unaffiliated Investment Company (Cost $2,454,296)		2,454,296

Total Investment Securities (Cost $175,053,106)(c) —113.5%		215,598,541
Net other assets (liabilities) — (13.5)%		(25,624,379)

Net Assets — 100.0%		$189,974,162

Continued

9

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $25,147,519.

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are either $0 or round to less than $1.

Futures Contracts

Cash of $131,200 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/19/16	31	$3,239,810	$(12,635)

See accompanying notes to the financial statements.

10

AZL Russell 1000 Value Index Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$174,487,017
Investments in affiliates, at cost	566,089

Total Investment securities, at cost	175,053,106

Investments in non-affiliates, at value*	$214,811,404
Investments in affiliates, at value	787,137

Total Investment securities, at value*	215,598,541

Cash	1,577
Segregated cash for collateral	131,200
Interest and dividends receivable	275,943
Receivable for capital shares issued	51
Receivable for variation margin on futures contracts	29,494
Reclaims receivable	1,174
Prepaid expenses	1,065

Total Assets	216,039,045

Liabilities:
Payable for investments purchased	26,000
Payable for capital shares redeemed	524,775
Payable for collateral received on loaned securities	25,381,432
Manager fees payable	60,462
Administration fees payable	5,240
Distribution fees payable	38,758
Custodian fees payable	1,574
Administrative and compliance services fees payable	72
Trustee fees payable	767
Other accrued liabilities	25,803

Total Liabilities	26,064,883

Net Assets	$189,974,162

Net Assets Consist of:
Capital	$121,688,295
Accumulated net investment income/(loss)	5,441,612
Accumulated net realized gains/(losses) from investment transactions	22,311,455
Net unrealized appreciation/(depreciation) on investments	40,532,800

Net Assets	$189,974,162

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,894,423
Net Asset Value (offering and redemption price per share)	$13.67

*	Includes securities on loan of $25,137,935.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$2,742,095
Dividends from Affiliates	7,426
Interest	3,996
Income from securities lending	35,230
Foreign withholding tax	(1,062)

Total Investment Income	2,787,685

Expenses:
Manager fees	409,396
Administration fees	29,178
Distribution fees	232,611
Custodian fees	5,264
Administrative and compliance services fees	1,422
Trustee fees	5,070
Professional fees	5,620
Shareholder reports	1,609
Other expenses	20,670

Total expenses before reductions	710,840
Less expenses voluntarily waived/reimbursed by the Manager	(15,785)

Net expenses	695,055

Net Investment Income/(Loss)	2,092,630

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	7,025,887
Net realized gains/(losses) from affiliated transactions	3,342
Net realized gains/(losses) on futures contracts	205,705
Change in net unrealized appreciation/depreciation on investments	1,535,333

Net Realized/Unrealized Gains/(Losses) on Investments	8,770,267

Change in Net Assets Resulting From Operations	$10,862,897

See accompanying notes to the financial statements.

11

Statements of Changes in Net Assets

	AZL Russell 1000 Value Index Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,092,630	$3,193,669
Net realized gains/(losses) on investment transactions	7,234,934	15,654,339
Change in unrealized appreciation/depreciation on investments	1,535,333	(27,728,731)

Change in net assets resulting from operations	10,862,897	(8,880,723)

Distributions to Shareholders:
From net investment income	—	(3,236,163)
From net realized gains	—	(13,764,583)

Change in net assets resulting from distributions to shareholders	—	(17,000,746)

Capital Transactions:
Proceeds from shares issued	2,772,674	9,011,632
Proceeds from dividends reinvested	—	17,000,746
Value of shares redeemed	(16,755,126)	(26,195,567)

Change in net assets resulting from capital transactions	(13,982,452)	(183,189)

Change in net assets	(3,119,555)	(26,064,658)
Net Assets:
Beginning of period	193,093,717	219,158,375

End of period	$189,974,162	$193,093,717

Accumulated net investment income/(loss)	$5,441,612	$3,348,982

Share Transactions:
Shares issued	219,830	633,246
Dividends reinvested	—	1,365,522
Shares redeemed	(1,279,858)	(1,827,959)

Change in shares	(1,060,028)	170,809

See accompanying notes to the financial statements.

12

AZL Russell 1000 Value Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$12.91		$14.82	$14.70	$11.84	$10.36	$10.49

Investment Activities:
Net Investment Income/(Loss)	0.17		0.22	0.24	0.31	0.20	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.59		(0.92)	1.55	3.35	1.52	(0.19)

Total from Investment Activities	0.76		(0.70)	1.79	3.66	1.72	(0.03)

Dividends to Shareholders From:
Net Investment Income	—		(0.23)	(0.23)	(0.29)	(0.15)	(0.10)
Net Realized Gains	—		(0.98)	(1.44)	(0.51)	(0.09)	—

Total Dividends	—		(1.21)	(1.67)	(0.80)	(0.24)	(0.10)

Net Asset Value, End of Period	$13.67		$12.91	$14.82	$14.70	$11.84	$10.36

Total Return(a)	5.89	%(b)	(4.42)%	12.59%	31.52%	16.63%	(0.25)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$189,974		$193,094	$219,158	$205,807	$224,382	$182,515
Net Investment Income/(Loss)(c)	2.25%		1.54%	1.60%	1.54%	1.85%	1.59%
Expenses Before Reductions(c) (d)	0.76%		0.77%	0.76%	0.77%	0.78%	0.79%
Expenses Net of Reductions(c)	0.75%		0.77%	0.76%	0.77%	0.78%	0.79%
Portfolio Turnover Rate	13	%(b)	16%	16%	11%	18%	20%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

13

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Value Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

14

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $24 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,971 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2016, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $3.2 million as of June 30, 2016. The monthly average notional amount for these contracts was $3.5 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$12,635

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

15

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$205,705	$(9,013)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Russell 1000 Value Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$563,561	$236,082	$(23,465)	$787,134	$7,426

	$563,561	$236,082	$(23,465)	$787,134	$7,426

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,098 was paid from the Fund relating to these fees and expenses.

16

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$187,762,813	$—	$187,762,813
Securities Held as Collateral for Securities on Loan	—	25,381,432	25,381,432
Unaffiliated Investment Company	2,454,296	—	2,454,296

Total Investment Securities	190,217,109	25,381,432	215,598,541

Other Financial Instruments:*
Futures Contracts	(12,635)	—	(12,635)

Total Investments	$190,204,474	$25,381,432	$215,585,906

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Value Index Fund	$24,877,483	$37,080,382

17

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information
It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $175,412,803. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$47,254,648
Unrealized depreciation	(7,068,910)

Net unrealized appreciation/(depreciation)	$40,185,738

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Value Index Fund	$5,583,262	$11,417,484	$17,000,746

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Value Index Fund	$4,262,175	$15,671,359	$—	$37,489,436	$57,422,970

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, the Fund will acquire the assets and liabilities of the AZL Invesco Growth and Income Fund and AZL MFS Value Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® S&P 500 Index Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 17

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,037.70	$1.22	0.24%
AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,035.80	$2.48	0.49%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,023.68	$1.21	0.24%
AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,022.44	$2.46	0.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Information Technology	19.4%
Financials	15.4
Health Care	14.4
Consumer Discretionary	12.0
Consumer Staples	10.3
Industrials	10.0
Energy	7.2
Utilities	3.6
Telecommunication Services	2.8
Materials	2.8

Total Common Stocks	97.9
Securities Held as Collateral for Securities on Loan	12.5
Money Market	2.1

Total Investment Securities	112.5
Net other assets (liabilities)	(12.5)

Net Assets	100.0%

1

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks (97.9%):
Aerospace & Defense (2.7%):
40,518	Boeing Co. (The)^	$5,262,073
19,671	General Dynamics Corp.	2,738,990
51,866	Honeywell International, Inc.	6,033,054
5,257	L-3 Communications Holdings, Inc.	771,149
17,713	Lockheed Martin Corp.	4,395,835
12,222	Northrop Grumman Corp.	2,716,706
20,238	Raytheon Co.	2,751,356
8,836	Rockwell Collins, Inc.^	752,297
18,399	Textron, Inc.	672,667
3,620	TransDigm Group, Inc.*^	954,558
52,376	United Technologies Corp.	5,371,160

		32,419,845

Air Freight & Logistics (0.7%):
9,764	C.H. Robinson Worldwide, Inc.^	724,977
12,195	Expeditors International of Washington, Inc.^	598,043
16,886	FedEx Corp.	2,562,957
46,563	United Parcel Service, Inc., Class B	5,015,766

		8,901,743

Airlines (0.5%):
8,404	Alaska Air Group, Inc.	489,869
39,106	American Airlines Group, Inc.^	1,107,091
52,205	Delta Air Lines, Inc.^	1,901,829
43,010	Southwest Airlines Co.	1,686,422
22,711	United Continental Holdings, Inc.*^	932,059

		6,117,270

Auto Components (0.3%):
15,049	BorgWarner, Inc.^	444,246
18,784	Delphi Automotive plc^	1,175,878
17,996	Goodyear Tire & Rubber Co.	461,777
43,681	Johnson Controls, Inc.	1,933,322

		4,015,223

Automobiles (0.5%):
262,998	Ford Motor Co.	3,305,884
94,886	General Motors Co.	2,685,274
12,355	Harley-Davidson, Inc.^	559,682

		6,550,840

Banks (5.2%):
695,668	Bank of America Corp.	9,231,514
55,533	BB&T Corp.	1,977,530
198,693	Citigroup, Inc.	8,422,596
35,333	Citizens Financial Group, Inc.	705,953
11,855	Comerica, Inc.^	487,596
53,501	Fifth Third Bancorp	941,083
53,841	Huntington Bancshares, Inc.^	481,339
247,175	JPMorgan Chase & Co.	15,359,455
55,980	KeyCorp^	618,579
10,721	M&T Bank Corp.	1,267,544
20,491	People’s United Financial, Inc.^	300,398
33,749	PNC Financial Services Group, Inc.	2,746,831
87,481	Regions Financial Corp.^	744,463
33,766	SunTrust Banks, Inc.	1,387,107
109,886	U.S. Bancorp	4,431,702

Shares		Fair Value

Common Stocks, continued
Banks, continued
312,595	Wells Fargo & Co.	$14,795,121
13,490	Zions Bancorp^	339,004

		64,237,815

Beverages (2.3%):
6,812	Brown-Forman Corp., Class B^	679,565
263,400	Coca-Cola Co. (The)	11,939,922
11,831	Constellation Brands, Inc., Class A	1,956,847
12,669	Dr Pepper Snapple Group, Inc.	1,224,205
12,450	Molson Coors Brewing Co., Class B	1,259,069
9,524	Monster Beverage Corp.*	1,530,602
97,377	PepsiCo, Inc.	10,316,119

		28,906,329

Biotechnology (2.8%):
109,430	AbbVie, Inc.	6,774,811
15,243	Alexion Pharmaceuticals, Inc.*	1,779,773
50,721	Amgen, Inc.	7,717,200
14,723	Biogen Idec, Inc.*	3,560,316
52,628	Celgene Corp.*	5,190,700
90,101	Gilead Sciences, Inc.	7,516,225
5,268	Regeneron Pharmaceuticals, Inc.*	1,839,744
0	Shire plc, ADR*	27
16,467	Vertex Pharmaceuticals, Inc.*	1,416,491

		35,795,287

Building Products (0.1%):
6,382	Allegion plc	443,102
10,367	Fortune Brands Home & Security, Inc.^	600,975
22,550	Masco Corp.	697,697

		1,741,774

Capital Markets (1.7%):
3,629	Affiliated Managers Group, Inc.*	510,854
11,387	Ameriprise Financial, Inc.	1,023,122
72,577	Bank of New York Mellon Corp. (The)	2,819,616
8,469	BlackRock, Inc., Class A+	2,900,887
81,201	Charles Schwab Corp. (The)	2,055,197
18,677	E*TRADE Financial Corp.*^	438,723
25,392	Franklin Resources, Inc.	847,331
26,134	Goldman Sachs Group, Inc. (The)	3,882,990
27,725	Invesco, Ltd.	708,097
7,312	Legg Mason, Inc.	215,631
102,906	Morgan Stanley	2,673,498
14,586	Northern Trust Corp.	966,468
27,167	State Street Corp.	1,464,845
16,828	T. Rowe Price Group, Inc.^	1,227,939

		21,735,198

Chemicals (2.0%):
12,993	Air Products & Chemicals, Inc.	1,845,526
7,588	Albemarle Corp.	601,804
15,556	CF Industries Holdings, Inc.^	374,900
75,419	Dow Chemical Co. (The)^	3,749,078
58,781	E.I. du Pont de Nemours & Co.	3,809,008
9,880	Eastman Chemical Co.	670,852
18,052	Ecolab, Inc.^	2,140,967
8,861	FMC Corp.^	410,353
5,367	International Flavor & Fragrances, Inc.^	676,618
23,290	LyondellBasell Industries NV, Class A	1,733,242

Continued

2

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Chemicals, continued
29,761	Monsanto Co.	$3,077,585
23,716	Mosaic Co. (The)^	620,885
18,084	PPG Industries, Inc.	1,883,449
19,080	Praxair, Inc.	2,144,401
5,278	Sherwin Williams Co.	1,549,990

		25,288,658

Commercial Services & Supplies (0.4%):
5,946	Cintas Corp.	583,481
13,404	Pitney Bowes, Inc.	238,591
16,047	Republic Services, Inc., Class A	823,372
5,646	Stericycle, Inc.*^	587,862
28,352	Tyco International plc	1,207,795
28,034	Waste Management, Inc.^	1,857,813

		5,298,914

Communications Equipment (1.0%):
338,993	Cisco Systems, Inc.#	9,725,709
4,577	F5 Networks, Inc.*	521,046
8,516	Harris Corp.	710,575
23,415	Juniper Networks, Inc.^	526,603
10,599	Motorola Solutions, Inc.	699,216

		12,183,149

Construction & Engineering (0.1%):
9,491	Fluor Corp.	467,716
8,259	Jacobs Engineering Group, Inc.*^	411,381
10,705	Quanta Services, Inc.*	247,500

		1,126,597

Construction Materials (0.2%):
4,305	Martin Marietta Materials, Inc.^	826,560
8,933	Vulcan Materials Co.	1,075,176

		1,901,736

Consumer Finance (0.7%):
55,209	American Express Co.	3,354,499
34,636	Capital One Financial Corp.	2,199,732
27,905	Discover Financial Services	1,495,429
24,942	Navient Corp.^	298,057
55,849	Synchrony Financial*	1,411,863

		8,759,580

Containers & Packaging (0.3%):
6,032	Avery Dennison Corp.	450,892
11,760	Ball Corp.^	850,130
27,804	International Paper Co.^	1,178,335
10,744	Owens-Illinois, Inc.*	193,499
13,229	Sealed Air Corp.	608,137
17,358	WestRock Co.	674,705

		3,955,698

Distributors (0.1%):
10,149	Genuine Parts Co.	1,027,586
20,617	LKQ Corp.*	653,559

		1,681,145

Diversified Consumer Services (0.0%):
15,819	H&R Block, Inc.	363,837

Shares		Fair Value

Common Stocks, continued
Diversified Financial Services (2.1%):
126,738	Berkshire Hathaway, Inc., Class B*	$18,350,395
22,666	CME Group, Inc.	2,207,668
8,056	Intercontinental Exchange, Inc.	2,062,014
22,467	Leucadia National Corp.^	389,353
11,359	Moody’s Corp.	1,064,452
7,856	NASDAQ OMX Group, Inc. (The)^	508,048
17,884	S&P Global, Inc.	1,918,238

		26,500,168

Diversified Telecommunication Services (2.8%):
416,373	AT&T, Inc.	17,991,477
36,795	CenturyLink, Inc.^	1,067,423
76,837	Frontier Communications Corp.^	379,575
19,237	Level 3 Communications, Inc.*	990,513
275,739	Verizon Communications, Inc.	15,397,266

		35,826,254

Electric Utilities (2.2%):
32,917	American Electric Power Co., Inc.	2,307,153
46,436	Duke Energy Corp.	3,983,744
22,022	Edison International	1,710,449
11,995	Entergy Corp.	975,793
21,495	Eversource Energy	1,287,551
61,616	Exelon Corp.	2,240,358
28,710	FirstEnergy Corp.	1,002,266
31,101	NextEra Energy, Inc.^	4,055,571
33,304	PG&E Corp.	2,128,792
7,350	Pinnacle West Capital Corp.	595,791
45,684	PPL Corp.	1,724,571
63,494	Southern Co. (The)	3,405,183
34,012	Xcel Energy, Inc.^	1,523,057

		26,940,279

Electrical Equipment (0.5%):
2,947	Acuity Brands, Inc.^	730,738
16,022	AMETEK, Inc.^	740,697
31,113	Eaton Corp. plc	1,858,379
43,293	Emerson Electric Co.	2,258,163
8,846	Rockwell Automation, Inc.	1,015,698

		6,603,675

Electronic Equipment, Instruments & Components (0.3%):
20,615	Amphenol Corp., Class A	1,181,858
72,728	Corning, Inc.	1,489,470
9,294	FLIR Systems, Inc.	287,649
24,194	TE Connectivity, Ltd.	1,381,719

		4,340,696

Energy Equipment & Services (1.1%):
29,219	Baker Hughes, Inc.	1,318,653
4,551	Diamond Offshore Drilling, Inc.^	110,726
15,383	FMC Technologies, Inc.*	410,265
58,065	Halliburton Co.	2,629,764
7,155	Helmerich & Payne, Inc.^	480,315
25,184	National-Oilwell Varco, Inc.^	847,442
93,589	Schlumberger, Ltd.	7,401,017
22,639	Transocean, Ltd.^	269,178

		13,467,360

Continued

3

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Food & Staples Retailing (2.3%):
29,622	Costco Wholesale Corp.	$4,651,839
72,654	CVS Health Corp.	6,955,894
64,514	Kroger Co. (The)^	2,373,470
35,180	Sysco Corp.	1,785,033
58,026	Walgreens Boots Alliance, Inc.	4,831,825
103,336	Wal-Mart Stores, Inc.	7,545,595
21,887	Whole Foods Market, Inc.^	700,822

		28,844,478

Food Products (1.8%):
40,023	Archer-Daniels-Midland Co.	1,716,586
12,186	Campbell Soup Co.^	810,735
29,358	ConAgra Foods, Inc.	1,403,606
39,916	General Mills, Inc.	2,846,809
9,630	Hershey Co. (The)^	1,092,909
18,442	Hormel Foods Corp.^	674,977
7,975	JM Smucker Co. (The)	1,215,470
17,113	Kellogg Co.	1,397,276
40,186	Kraft Heinz Co. (The)	3,555,657
7,725	McCormick & Co.^	824,026
12,594	Mead Johnson Nutrition Co.^	1,142,906
105,726	Mondelez International, Inc., Class A	4,811,590
19,826	Tyson Foods, Inc., Class A	1,324,179

		22,816,726

Gas Utilities (0.0%):
7,954	AGL Resources, Inc.^	524,725

Health Care Equipment & Supplies (2.4%):
99,290	Abbott Laboratories	3,903,090
37,355	Baxter International, Inc.	1,689,193
14,285	Becton, Dickinson & Co.	2,422,593
90,137	Boston Scientific Corp.*	2,106,502
4,936	C.R. Bard, Inc.	1,160,750
16,121	DENTSPLY SIRONA, Inc.^	1,000,147
14,336	Edwards Lifesciences Corp.*	1,429,729
16,622	Hologic, Inc.*	575,121
2,575	Intuitive Surgical, Inc.*	1,703,131
94,712	Medtronic plc	8,218,160
18,939	St. Jude Medical, Inc.	1,477,242
21,108	Stryker Corp.^	2,529,372
6,493	Varian Medical Systems, Inc.*^	533,919
13,466	Zimmer Holdings, Inc.^	1,621,037

		30,369,986

Health Care Providers & Services (2.7%):
23,594	Aetna, Inc.	2,881,535
12,412	AmerisourceBergen Corp.^	984,520
17,605	Anthem, Inc.	2,312,241
22,235	Cardinal Health, Inc.	1,734,552
11,441	Centene Corp.*^	816,544
17,266	Cigna Corp.	2,209,875
11,179	DaVita, Inc.*	864,360
42,616	Express Scripts Holding Co.*^	3,230,293
20,608	HCA Holdings, Inc.*	1,587,022
5,570	Henry Schein, Inc.*^	984,776
9,932	Humana, Inc.	1,786,568

Shares		Fair Value

Common Stocks, continued
Health Care Providers & Services, continued
6,781	Laboratory Corp. of America Holdings*^	$883,361
15,226	McKesson Corp.	2,841,933
5,766	Patterson Cos., Inc.	276,134
9,592	Quest Diagnostics, Inc.^	780,885
64,114	UnitedHealth Group, Inc.	9,052,897
6,051	Universal Health Services, Inc., Class B	811,439

		34,038,935

Health Care Technology (0.1%):
20,474	Cerner Corp.*^	1,199,776

Hotels, Restaurants & Leisure (1.7%):
30,345	Carnival Corp., Class A	1,341,249
2,030	Chipotle Mexican Grill, Inc.*^	817,603
7,601	Darden Restaurants, Inc.	481,447
12,921	Marriott International, Inc., Class A^	858,730
59,398	McDonald’s Corp.	7,147,955
11,431	Royal Caribbean Cruises, Ltd.^	767,592
99,503	Starbucks Corp.	5,683,611
11,411	Starwood Hotels & Resorts Worldwide, Inc.	843,843
7,468	Wyndham Worldwide Corp.^	531,946
5,385	Wynn Resorts, Ltd.^	488,096
27,605	Yum! Brands, Inc.	2,289,007

		21,251,079

Household Durables (0.5%):
22,102	D.R. Horton, Inc.	695,771
8,033	Garmin, Ltd.	340,760
4,741	Harman International Industries, Inc.	340,499
9,196	Leggett & Platt, Inc.^	470,008
11,998	Lennar Corp., Class A^	553,108
4,241	Mohawk Industries, Inc.*	804,772
30,738	Newell Rubbermaid, Inc.^	1,492,944
21,430	PulteGroup, Inc.^	417,671
5,191	Whirlpool Corp.	865,028

		5,980,561

Household Products (2.0%):
8,789	Church & Dwight Co., Inc.	904,300
8,766	Clorox Co. (The)	1,213,127
60,038	Colgate-Palmolive Co.	4,394,782
24,288	Kimberly-Clark Corp.	3,339,114
180,097	Procter & Gamble Co. (The)	15,248,813

		25,100,136

Independent Power and Renewable Electricity Producers (0.1%):
45,473	AES Corp. (The)	567,503
21,070	NRG Energy, Inc.^	315,839

		883,342

Industrial Conglomerates (2.5%):
41,033	3M Co., Class B	7,185,699
40,261	Danaher Corp.	4,066,361
622,156	General Electric Co.^	19,585,471
6,761	Roper Industries, Inc.	1,153,156

		31,990,687

Continued

4

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Insurance (2.6%):
28,154	Aflac, Inc.	$2,031,593
25,512	Allstate Corp. (The)	1,784,564
75,699	American International Group, Inc.	4,003,720
18,117	Aon plc	1,978,920
11,921	Arthur J. Gallagher & Co.	567,440
4,412	Assurant, Inc.	380,800
31,416	Chubb, Ltd.	4,106,384
9,821	Cincinnati Financial Corp.	735,495
26,768	Hartford Financial Services Group, Inc. (The)	1,187,964
16,113	Lincoln National Corp.	624,701
18,137	Loews Corp.	745,249
34,958	Marsh & McLennan Cos., Inc.	2,393,225
73,709	MetLife, Inc.	2,935,829
18,179	Principal Financial Group, Inc.	747,339
39,106	Progressive Corp. (The)	1,310,051
30,170	Prudential Financial, Inc.	2,152,328
7,763	Torchmark Corp.^	479,909
19,880	Travelers Cos., Inc. (The)	2,366,515
16,315	UnumProvident Corp.	518,654
9,352	Willis Towers Watson plc	1,162,547
19,956	XL Group plc	664,734

		32,877,961

Internet & Catalog Retail (2.1%):
26,173	Amazon.com, Inc.*	18,729,922
8,008	Expedia, Inc.	851,250
28,883	Netflix, Inc.*	2,642,217
3,339	Priceline Group, Inc. (The)*	4,168,441
7,573	TripAdvisor, Inc.*^	486,944

		26,878,774

Internet Software & Services (4.0%):
11,886	Akamai Technologies, Inc.*^	664,784
19,868	Alphabet, Inc., Class A*	13,977,734
20,020	Alphabet, Inc., Class C*	13,855,842
73,005	eBay, Inc.*	1,709,047
156,391	Facebook, Inc., Class A*	17,872,364
6,391	VeriSign, Inc.*^	552,566
58,933	Yahoo!, Inc.*	2,213,523

		50,845,860

IT Services (3.6%):
42,266	Accenture plc, Class A	4,788,315
3,985	Alliance Data Systems Corp.*	780,741
30,929	Automatic Data Processing, Inc.	2,841,447
41,151	Cognizant Technology Solutions Corp., Class A*	2,355,483
9,175	CSRA, Inc.	214,970
18,742	Fidelity National Information Services, Inc.	1,380,911
15,023	Fiserv, Inc.*	1,633,451
10,375	Global Payments, Inc.^	740,568
59,558	International Business Machines Corp.^	9,039,713
66,070	MasterCard, Inc., Class A	5,818,124
21,459	Paychex, Inc.^	1,276,811
75,166	PayPal Holdings, Inc.*	2,744,311
8,915	Teradata Corp.*^	223,499

Shares		Fair Value

Common Stocks, continued
IT Services, continued
11,284	Total System Services, Inc.	$599,293
129,301	Visa, Inc., Class A^	9,590,256
33,886	Western Union Co.^	649,933
63,823	Xerox Corp.	605,680

		45,283,506

Leisure Products (0.1%):
7,437	Hasbro, Inc.	624,634
23,217	Mattel, Inc.^	726,460

		1,351,094

Life Sciences Tools & Services (0.6%):
22,318	Agilent Technologies, Inc.	990,026
9,970	Illumina, Inc.*^	1,399,589
7,513	PerkinElmer, Inc.	393,831
26,745	Thermo Fisher Scientific, Inc.	3,951,842
5,519	Waters Corp.*^	776,247

		7,511,535

Machinery (1.2%):
39,051	Caterpillar, Inc.^	2,960,457
10,844	Cummins, Inc.	1,219,299
20,210	Deere & Co.^	1,637,818
10,423	Dover Corp.	722,522
8,954	Flowserve Corp.^	404,452
21,967	Illinois Tool Works, Inc.	2,288,083
17,297	Ingersoll-Rand plc	1,101,473
23,560	PACCAR, Inc.^	1,222,057
9,114	Parker Hannifin Corp.	984,768
12,126	Pentair plc	706,825
3,864	Snap-On, Inc.	609,816
10,275	Stanley Black & Decker, Inc.	1,142,786
12,119	Xylem, Inc.	541,113

		15,541,469

Media (2.8%):
28,407	CBS Corp., Class B	1,546,477
163,639	Comcast Corp., Class A	10,667,625
9,877	Discovery Communications, Inc., Class A*^	249,197
16,418	Discovery Communications, Inc., Class C*	391,569
27,466	Interpublic Group of Cos., Inc. (The)	634,465
25,391	News Corp., Class A	288,188
7,183	News Corp., Class B^	83,826
16,173	Omnicom Group, Inc.^	1,317,938
6,476	Scripps Networks Interactive, Class A^	403,261
15,079	Tegna, Inc.^	349,380
53,239	Time Warner, Inc.	3,915,196
74,133	Twenty-First Century Fox, Inc.	2,005,298
29,166	Twenty-First Century Fox, Inc., Class B	794,774
23,151	Viacom, Inc., Class B^	960,072
101,125	Walt Disney Co. (The)^	9,892,047

		33,499,313

Metals & Mining (0.3%):
87,314	Alcoa, Inc.^	809,401
84,197	Freeport-McMoRan Copper & Gold, Inc.	937,955
36,133	Newmont Mining Corp.	1,413,522
21,204	Nucor Corp.^	1,047,690

		4,208,568

Continued

5

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Multiline Retail (0.6%):
19,497	Dollar General Corp.	$1,832,718
15,946	Dollar Tree, Inc.*^	1,502,751
12,719	Kohl’s Corp.^	482,304
21,067	Macy’s, Inc.^	708,062
8,684	Nordstrom, Inc.^	330,426
39,866	Target Corp.^	2,783,445

		7,639,706

Multi-Utilities (1.2%):
15,356	Alliant Energy Corp.	609,633
16,127	Ameren Corp.	864,085
28,568	CenterPoint Energy, Inc.^	685,632
18,904	CMS Energy Corp.	866,937
20,577	Consolidated Edison, Inc.^	1,655,214
41,683	Dominion Resources, Inc.^	3,248,357
12,223	DTE Energy Co.	1,211,544
21,016	NiSource, Inc.	557,344
34,202	Public Service Enterprise Group, Inc.	1,594,155
9,500	SCANA Corp.^	718,770
15,964	Sempra Energy	1,820,215
15,659	TECO Energy, Inc.	432,815
21,387	WEC Energy Group, Inc.^	1,396,571

		15,661,272

Oil, Gas & Consumable Fuels (6.1%):
34,353	Anadarko Petroleum Corp.	1,829,297
25,332	Apache Corp.	1,410,232
30,857	Cabot Oil & Gas Corp.^	794,259
34,391	Chesapeake Energy Corp.*^	147,193
127,492	Chevron Corp.	13,364,987
6,490	Cimarex Energy Co.	774,387
26,076	Columbia Pipeline Group, Inc.	664,677
8,648	Concho Resources, Inc.*^	1,031,447
83,353	ConocoPhillips^	3,634,191
35,449	Devon Energy Corp.	1,285,026
37,155	EOG Resources, Inc.	3,099,470
11,685	EQT Corp.	904,770
280,479	Exxon Mobil Corp.	26,292,102
17,907	Hess Corp.^	1,076,211
122,716	Kinder Morgan, Inc.	2,297,244
57,200	Marathon Oil Corp.^	858,572
35,790	Marathon Petroleum Corp.	1,358,588
11,090	Murphy Oil Corp.^	352,108
13,408	Newfield Exploration Co.*^	592,365
29,066	Noble Energy, Inc.	1,042,597
51,544	Occidental Petroleum Corp.	3,894,666
13,851	ONEOK, Inc.	657,230
31,660	Phillips 66^	2,511,904
11,009	Pioneer Natural Resources Co.	1,664,671
11,060	Range Resources Corp.	477,128
25,554	Southwestern Energy Co.*^	321,469
45,445	Spectra Energy Corp.^	1,664,650
8,068	Tesoro Corp.	604,455
31,753	Valero Energy Corp.	1,619,403
45,413	Williams Cos., Inc. (The)	982,283

		77,207,582

Shares		Fair Value

Common Stocks, continued
Personal Products (0.1%):
15,052	Estee Lauder Co., Inc. (The), Class A	$1,370,033

Pharmaceuticals (5.8%):
26,762	Allergan plc*	6,184,431
112,420	Bristol-Myers Squibb Co.^	8,268,491
65,406	Eli Lilly & Co.	5,150,723
13,873	Endo International plc*	216,280
185,827	Johnson & Johnson Co.	22,540,815
7,742	Mallinckrodt plc*	470,559
186,766	Merck & Co., Inc.	10,759,589
28,882	Mylan NV*	1,248,858
9,926	Perrigo Co. plc^	899,990
410,268	Pfizer, Inc.	14,445,536
30,580	Zoetis, Inc.	1,451,327

		71,636,599

Professional Services (0.3%):
2,402	Dun & Bradstreet Corp.	292,660
7,941	Equifax, Inc.	1,019,624
24,399	Nielsen Holdings plc^	1,268,016
8,983	Robert Half International, Inc.	342,791
10,326	Verisk Analytics, Inc.*^	837,232

		3,760,323

Real Estate Investment Trusts (REITs) (3.1%):
28,672	American Tower Corp.	3,257,426
10,389	Apartment Investment & Management Co., Class A	458,778
9,173	AvalonBay Communities, Inc.	1,654,717
10,300	Boston Properties, Inc.^	1,358,570
22,786	Crown Castle International Corp.^	2,311,184
9,884	Digital Realty Trust, Inc.^	1,077,257
4,676	Equinix, Inc.	1,813,025
24,408	Equity Residential Property Trust	1,681,223
4,384	Essex Property Trust, Inc.^	999,947
8,549	Extra Space Storage, Inc.^	791,124
4,653	Federal Realty Investment Trust	770,304
38,996	General Growth Properties, Inc.	1,162,861
31,189	HCP, Inc.^	1,103,467
50,345	Host Hotels & Resorts, Inc.^	816,092
16,238	Iron Mountain, Inc.^	646,760
27,422	Kimco Realty Corp.	860,502
8,685	Macerich Co. (The)^	741,612
35,675	ProLogis, Inc.	1,749,502
9,959	Public Storage, Inc.	2,545,421
17,424	Realty Income Corp.^	1,208,529
20,891	Simon Property Group, Inc.	4,531,259
6,683	SL Green Realty Corp.^	711,539
18,262	UDR, Inc.	674,233
22,816	Ventas, Inc.^	1,661,461
11,817	Vornado Realty Trust^	1,183,118
24,092	Welltower, Inc.	1,835,088
50,543	Weyerhaeuser Co.	1,504,665

		39,109,664

Real Estate Management & Development (0.0%):
19,326	CBRE Group, Inc., Class A*	511,752

Continued

6

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Road & Rail (0.8%):
65,339	CSX Corp.	$1,704,041
6,130	J.B. Hunt Transport Services, Inc.	496,101
7,338	Kansas City Southern	661,080
20,116	Norfolk Southern Corp.	1,712,475
3,523	Ryder System, Inc.	215,396
56,933	Union Pacific Corp.	4,967,405

		9,756,498

Semiconductors & Semiconductor Equipment (2.8%):
20,896	Analog Devices, Inc.	1,183,549
73,682	Applied Materials, Inc.	1,766,158
24,997	Broadcom, Ltd.	3,884,534
5,001	First Solar, Inc.*^	242,448
318,202	Intel Corp.	10,437,027
10,507	KLA-Tencor Corp.	769,638
10,589	Lam Research Corp.^	890,111
15,898	Linear Technology Corp.^	739,734
14,534	Microchip Technology, Inc.^	737,746
70,282	Micron Technology, Inc.*	967,080
34,319	NVIDIA Corp.^	1,613,336
8,736	Qorvo, Inc.*	482,751
99,355	QUALCOMM, Inc.	5,322,447
13,004	Skyworks Solutions, Inc.^	822,893
67,611	Texas Instruments, Inc.	4,235,829
17,376	Xilinx, Inc.	801,555

		34,896,836

Software (4.2%):
33,804	Activision Blizzard, Inc.	1,339,653
33,834	Adobe Systems, Inc.*	3,240,959
15,067	Autodesk, Inc.*^	815,727
20,075	CA, Inc.	659,062
10,317	Citrix Systems, Inc.*	826,289
20,846	Electronic Arts, Inc.*	1,579,293
17,354	Intuit, Inc.	1,936,880
531,814	Microsoft Corp.	27,212,922
210,557	Oracle Corp.	8,618,098
12,190	Red Hat, Inc.*	884,994
43,072	Salesforce.com, Inc.*	3,420,348
41,421	Symantec Corp.^	850,787

		51,385,012

Specialty Retail (2.5%):
4,872	Advance Auto Parts, Inc.	787,461
5,219	AutoNation, Inc.*^	245,189
2,028	AutoZone, Inc.*^	1,609,908
10,929	Bed Bath & Beyond, Inc.^	472,351
19,047	Best Buy Co., Inc.^	582,838
13,099	CarMax, Inc.*^	642,244
9,244	Foot Locker, Inc.^	507,126
15,351	Gap, Inc. (The)^	325,748
84,147	Home Depot, Inc. (The)	10,744,731
17,146	L Brands, Inc.^	1,151,011
59,945	Lowe’s Cos., Inc.	4,745,846
6,542	O’Reilly Automotive, Inc.*^	1,773,536
27,145	Ross Stores, Inc.	1,538,850

Shares or Principal Amount		Fair Value

Common Stocks, continued
Specialty Retail, continued
5,333	Signet Jewelers, Ltd.	$439,493
42,570	Staples, Inc.^	366,953
7,480	Tiffany & Co.^	453,587
44,719	TJX Cos., Inc. (The)	3,453,648
9,052	Tractor Supply Co.^	825,361
4,288	Ulta Salon, Cosmetics & Fragrance, Inc.*^	1,044,728
5,823	Urban Outfitters, Inc.*^	160,133

		31,870,742

Technology Hardware, Storage & Peripherals (3.5%):
370,625	Apple, Inc.	35,431,750
131,115	EMC Corp.	3,562,395
112,409	Hewlett Packard Enterprise Co.	2,053,712
116,440	HP, Inc.	1,461,322
19,978	NetApp, Inc.	491,259
20,131	Seagate Technology plc^	490,391
19,102	Western Digital Corp.	902,751

		44,393,580

Textiles, Apparel & Luxury Goods (0.8%):
18,943	Coach, Inc.^	771,738
26,638	Hanesbrands, Inc.^	669,413
11,931	Michael Kors Holdings, Ltd.*^	590,346
90,080	Nike, Inc., Class B	4,972,417
5,480	PVH Corp.	516,380
4,005	Ralph Lauren Corp.^	358,928
12,293	Under Armour, Inc., Class A*^	493,318
12,380	Under Armour, Inc., Class C*^	450,641
22,752	VF Corp.^	1,399,020

		10,222,201

Tobacco (1.8%):
131,899	Altria Group, Inc.	9,095,755
104,951	Philip Morris International, Inc.	10,675,615
55,849	Reynolds American, Inc.	3,011,937

		22,783,307

Trading Companies & Distributors (0.2%):
19,317	Fastenal Co.^	857,482
6,220	United Rentals, Inc.*^	417,362
3,871	W.W. Grainger, Inc.^	879,684

		2,154,528

Water Utilities (0.1%):
12,024	American Water Works Co., Inc.^	1,016,148

Total Common Stocks (Cost $667,006,463)		1,231,033,364

Securities Held as Collateral for Securities on Loan (12.5%):
$157,000,760	AZL S&P 500 Index Fund Securities Lending Collateral Account(a)	157,000,760

Total Securities Held as Collateral for Securities on Loan (Cost $157,000,760)		157,000,760

Continued

7

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Unaffiliated Investment Company (2.1%):
26,677,668	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	$26,677,668

Total Unaffiliated Investment Company (Cost $26,677,668)		26,677,668

Total Investment Securities (Cost $850,684,891)(c) — 112.5%		1,414,711,792
Net other assets (liabilities) — (12.5)%		(157,100,827)

Net Assets — 100.0%		$1,257,610,965

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $155,152,443.

+	Affiliated Securities

#	All or a portion of the security has been pledged as collateral for open derivative positions.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are either $0 or round to less than $1.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/19/16	264	$27,590,640	$(106,564)

See accompanying notes to the financial statements.

8

AZL S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$849,002,043
Investments in affiliates, at cost	1,682,848

Total Investment securities, at cost	850,684,891

Investments in non-affiliates, at value*	$1,411,810,905
Investments in affiliates, at value	2,900,887

Total Investment securities, at value	1,414,711,792

Cash	12,499
Interest and dividends receivable	1,408,769
Receivable for capital shares issued	112,765
Receivable for variation margin on futures contracts	305,533
Reclaims receivable	4,336
Prepaid expenses	6,280

Total Assets	1,416,561,974

Liabilities:
Payable for investments purchased	1,369,793
Payable for capital shares redeemed	16,342
Payable for collateral received on loaned securities	157,000,760
Manager fees payable	174,173
Administration fees payable	32,235
Distribution fees payable	251,717
Custodian fees payable	6,516
Administrative and compliance services fees payable	372
Trustee fees payable	3,754
Other accrued liabilities	95,347

Total Liabilities	158,951,009

Net Assets	$1,257,610,965

Net Assets Consist of:
Capital	$543,910,972
Accumulated net investment income/(loss)	33,815,781
Accumulated net realized gains/(losses) from investment transactions	115,963,875
Net unrealized appreciation/(depreciation) on investments	563,920,337

Net Assets	$1,257,610,965

Class 1
Net Assets	$21,595,262
Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,454,382
Net Asset Value (offering and redemption price per share)	$14.85

Class 2
Net Assets	$1,236,015,703
Shares of beneficial interest (unlimited number of shares authorized, no par value)	83,835,997
Net Asset Value (offering and redemption price per share)	$14.74

*	Includes securities on loan of $155,053,393.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$13,825,632
Dividends from affiliates	38,788
Interest	13,454
Income from securities lending	194,949
Foreign withholding tax	(1,068)

Total Investment Income	14,071,755

Expenses:
Manager fees	1,030,284
Administration fees	163,100
Distribution fees — Class 2	1,489,922
Custodian fees	28,945
Administrative and compliance services fees	8,878
Trustee fees	31,663
Professional fees	34,954
Shareholder reports	18,606
Other expenses	129,203

Total expenses	2,935,555

Net Investment Income/(Loss)	11,136,200

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	10,625,419
Net realized gains/(losses) on futures contracts	909,519
Change in net unrealized appreciation/depreciation on investments	20,910,609

Net Realized/Unrealized Gains/(Losses) on Investments	32,445,547

Change in Net Assets Resulting From Operations	$43,581,747

See accompanying notes to the financial statements.

9

Statements of Changes in Net Assets

	AZL S&P 500 Index Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$11,136,200	$22,448,524
Net realized gains/(losses) on investment transactions	11,534,938	175,645,751
Change in unrealized appreciation/depreciation on investments	20,910,609	(167,787,596)

Change in net assets resulting from operations	43,581,747	30,306,679

Distributions to Shareholders:
From net investment income:
Class 1	—	(476,920)
Class 2	—	(24,593,044)

Change in net assets resulting from distributions to shareholders	—	(25,069,964)

Capital Transactions:
Class 1
Proceeds from shares issued	1,915,396	1,303,176
Proceeds from dividends reinvested	—	476,921
Value of shares redeemed	(1,097,134)	(2,832,177)

Total Class 1	818,262	(1,052,080)

Class 2
Proceeds from shares issued	41,804,927	176,236,762
Proceeds from dividends reinvested	—	24,593,044
Value of shares redeemed	(72,181,849)	(726,649,471)

Total Class 2	(30,376,922)	(525,819,665)

Change in net assets resulting from capital transactions	(29,558,660)	(526,871,745)

Change in net assets	14,023,087	(521,635,030)
Net Assets:
Beginning of period	1,243,587,878	1,765,222,908

End of period	$1,257,610,965	$1,243,587,878

Accumulated net investment income/(loss)	$33,815,781	$22,679,581

Share Transactions:
Class 1
Shares issued	133,301	90,376
Dividends reinvested	—	34,939
Shares redeemed	(77,667)	(195,601)

Total Class 1 Shares	55,634	(70,286)

Class 2
Shares issued	3,025,341	12,219,882
Dividends reinvested	—	1,809,643
Shares redeemed	(5,171,861)	(49,122,787)

Total Class 2 Shares	(2,146,520)	(35,093,262)

Change in shares	(2,090,886)	(35,163,548)

See accompanying notes to the financial statements.

10

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$14.31		$14.50	$12.96	$9.95	$8.71	$8.68

Investment Activities:
Net Investment Income/(Loss)	0.14	(a)	0.27 (a)	0.24 (a)	0.21 (a)	0.19 (a)	0.16 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.40		(0.12)	1.49	2.96	1.17	—

Total from Investment Activities	0.54		0.15	1.73	3.17	1.36	0.16

Dividends to Shareholders From:
Net Investment Income	—		(0.34)	(0.19)	(0.16)	(0.12)	(0.13)

Total Dividends	—		(0.34)	(0.19)	(0.16)	(0.12)	(0.13)

Net Asset Value, End of Period	$14.85		$14.31	$14.50	$12.96	$9.95	$8.71

Total Return(b)	3.77	%(c)	1.16%	13.41%	32.02%	15.66%	1.88%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$21,595		$20,022	$21,304	$19,334	$14,828	$13,488
Net Investment Income/(Loss)	1.88%		1.86%	1.76%	1.81%	2.00%	1.79%
Expenses Before Reductions(d)	0.24%		0.24%	0.24%	0.24%	0.26%	0.27%
Expenses Net of Reductions	0.24%		0.24%	0.24%	0.24%	0.26%	0.26%
Portfolio Turnover Rate(f)	3	%(c)	8%	3%	4%	3%	2%

Class 2
Net Asset Value, Beginning of Period	$14.23		$14.40	$12.88	$9.90	$8.67	$8.65

Investment Activities:
Net Investment Income/(Loss)	0.14	(a)	0.23 (a)	0.20 (a)	0.18 (a)	0.17 (a)	0.14 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.37		(0.11)	1.48	2.94	1.17	(0.01)

Total from Investment Activities	0.51		0.12	1.68	3.12	1.34	0.13

Dividends to Shareholders From:
Net Investment Income	—		(0.29)	(0.16)	(0.14)	(0.11)	(0.11)

Total Dividends	—		(0.29)	(0.16)	(0.14)	(0.11)	(0.11)

Net Asset Value, End of Period	$14.74		$14.23	$14.40	$12.88	$9.90	$8.67

Total Return(b)	3.58	%(c)	0.95%	13.12%	31.66%	15.42%	1.55%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,236,016		$1,223,566	$1,743,919	$1,547,689	$1,019,853	$732,892
Net Investment Income/(Loss)	1.84%		1.58%	1.51%	1.56%	1.77%	1.56%
Expenses Before Reductions(d)	0.49%		0.49%	0.49%	0.49%	0.51%	0.52%
Expenses Net of Reductions	0.49%		0.49%	0.49%	0.49%	0.51%	0.51%
Portfolio Turnover Rate(e)	3	%(c)	8%	3%	4%	3%	2%

(a)	Average shares method used in calculation.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

11

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $142 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $16,657 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2016, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $27.6 million as of June 30, 2016. The monthly average notional amount for these contracts was $35.8 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$106,564

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

13

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$909,516	$188,394

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL S&P 500 Index Fund Class 1	0.17%	0.46%
AZL S&P 500 Index Fund Class 2	0.17%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
BlackRock Inc., Class A	$2,883,864	$—	$—	$2,900,887	$38,788

	$2,883,864	$—	$—	$2,900,887	$38,788

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $7,102 was paid from the Fund relating to these fees and expenses.

14

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$1,231,033,364	$—	$1,231,033,364
Securities Held as Collateral for Securities on Loan	—	157,000,760	157,000,760
Unaffiliated Investment Company	26,677,668	—	26,677,668

Total Investment Securities	1,257,711,032	157,000,760	1,414,711,792

Other Financial Instruments:*
Futures Contracts	(106,564)	—	(106,564)

Total Investments	$1,257,604,468	$157,000,760	$1,414,605,228

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

15

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL S&P 500 Index Fund	$30,160,057	$31,884,075

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $862,742,483. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$580,589,882
Unrealized depreciation	(28,620,573)

Net unrealized appreciation/(depreciation)	$551,969,309

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL S&P 500 Index Fund	$25,069,964	$—	$25,069,964

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL S&P 500 Index Fund	$22,679,581	$119,996,433	$—	$527,442,232	$670,118,246

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, the Fund will acquire the assets and liabilities of the AZL JPMorgan U.S. Equity Fund and AZL MFS Investors Trust Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Schroder Emerging Markets Equity Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Schroder Emerging Markets Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Schroder Emerging Markets Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Schroder Emerging Markets Equity Fund, Class 1	$1,000.00	$1,057.90	$6.45	1.26%
AZL Schroder Emerging Markets Equity Fund, Class 2	$1,000.00	$1,056.30	$7.72	1.51%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Schroder Emerging Markets Equity Fund, Class 1	$1,000.00	$1,018.59	$6.32	1.26%
AZL Schroder Emerging Markets Equity Fund, Class 2	$1,000.00	$1,017.35	$7.57	1.51%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	29.5%
Financials	28.5
Consumer Discretionary	10.1
Telecommunication Services	8.7
Energy	8.2
Industrials	5.0
Materials	4.1
Consumer Staples	3.8
Utilities	0.6
Health Care	0.6

Total Common Stocks and Preferred Stocks	99.1
Securities Held as Collateral for Securities on Loan	3.7

Total Investment Securities	102.8
Net other assets (liabilities)	(2.8)

Net Assets	100.0%

1

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks (98.4%):
Aerospace & Defense (0.6%):
48,973	Embraer SA, ADR	$1,063,694

Auto Components (0.9%):
8,077	Hyundai Mobis Co., Ltd.	1,768,755

Automobiles (3.0%):
68,938	Chongqing Changan Automobile Co., Ltd., Class B	96,548
21,534	Hyundai Motor Co.	2,551,374
19,699	Maruti Suzuki India, Ltd.	1,226,748
1,105,800	PT Astra International TbK	623,451
177,862	Tata Motors, Ltd.*	1,221,952

		5,720,073

Banks (20.2%):
731,510	Akbank T.A.S.	2,119,701
336,103	Axis Bank, Ltd.	2,673,856
186,437	Banco Bradesco SA, ADR	1,456,073
41,191	Banco Santander Chile, ADR	797,870
14,920	Bank Pekao SA	522,374
56,862	Barclays Africa Group, Ltd.	562,389
10,711,832	China Construction Bank	7,118,823
165,105	Commercial International Bank Egypt SAE	740,571
29,930	Commercial International Bank Egypt SAE, GDR	106,614
113,167	DGB Financial Group, Inc.	855,918
24,256	Grupo Financiero Galicia SA, ADR^	740,778
85,096	Hana Financial Holdings Group, Inc.	1,728,941
148,832	HDFC Bank, Ltd.	2,602,593
451,364	Itau Unibanco Banco Multiplo SA, ADR	4,260,876
379,400	Kasikornbank Public Co., Ltd.	1,843,461
429,633	National Bank of Kuwait	840,872
116,389	OTP Bank Nyrt	2,611,144
69,575	Powszechna Kasa Oszczednosci Bank Polski SA	413,770
701,500	PT Bank Mandiri Tbk	508,637
610,006	Sberbank of Russia, ADR	5,325,353
353,819	Turkiye Garanti Bankasi AS	944,576

		38,775,190

Biotechnology (0.3%):
1,520	Medy-Tox, Inc.	574,637

Chemicals (2.8%):
24,597	Asian Paints, Ltd.	366,242
172,000	Formosa Chemicals & Fibre Corp.	432,731
616,000	Formosa Plastics Corp.	1,488,105
11,012	LG Chem, Ltd.	2,519,093
362,900	PTT Global Chemical Public Co., Ltd.	616,373

		5,422,544

Construction Materials (0.3%):
12,493	Ultra Tech Cement, Ltd.	633,636

Diversified Consumer Services (1.2%):
54,161	New Oriental Education & Technology Group, Inc., ADR	2,268,263

Diversified Financial Services (0.6%):
198,700	BM&F Bovespa SA	1,102,445

Diversified Telecommunication Services (2.4%):
1,620,000	China Unicom (Hong Kong), Ltd.	1,681,244

Shares		Fair Value

Common Stocks, continued
Diversified Telecommunication Services, continued
90,499	Hellenic Telecommunications Organization SA (OTE)	$835,632
151,878	Telefonica Brasil SA, ADR	2,065,541

		4,582,417

Electric Utilities (0.6%):
89,700	Enersis Chile SA, ADR	522,951
61,538	Enersis SA, ADR	527,996

		1,050,947

Electrical Equipment (0.8%):
279,000	Zhuzhou CSR Times Electric Co., Ltd.	1,548,278

Electronic Equipment, Instruments & Components (3.2%):
55,500	AAC Technologies Holdings, Inc.	477,012
1,580,054	Hon Hai Precision Industry Co., Ltd.	4,065,763
5,996	LG Innotek Co., Ltd.	413,148
13,754	Samsung SDI Co., Ltd.	1,300,659

		6,256,582

Food & Staples Retailing (1.0%):
8,562	Bid Corp., Ltd.*	160,831
83,087	X5 Retail Group NV, Registered Shares, GDR*	1,651,770

		1,812,601

Food Products (0.9%):
45,785	BRF SA, ADR^	637,785
486,000	China Mengniu Dairy Co., Ltd.	851,588
30,040	Gruma, SAB de C.V., Class B	432,235

		1,921,608

Hotels, Restaurants & Leisure (1.1%):
688,760	MINI International Public Co., Ltd.	790,419
15,479	Yum! Brands, Inc.	1,283,519

		2,073,938

Household Durables (0.7%):
13,913	Coway Co., Ltd.	1,264,883

Household Products (0.5%):
72,586	Hindustan Unilever, Ltd.	968,526

Industrial Conglomerates (1.8%):
392,764	KOC Holdings AS	1,795,830
21,720	LG Corp.	1,202,175
24,200	SM Investments Corp.	499,662

		3,497,667

Insurance (6.1%):
704,600	AIA Group, Ltd.	4,245,984
87,300	BB Seguridade Participacoes SA	758,622
2,113,781	Cathay Financial Holding Co., Ltd.	2,311,614
892,400	China Pacific Insurance Group Co., Ltd., H Shares	3,046,549
47,963	Powszechny Zaklad Ubezpieczen SA	349,048
4,238	Samsung Fire & Marine Insurance Co., Ltd.	970,159

		11,681,976

Internet Software & Services (10.0%):
67,691	Alibaba Group Holding, Ltd., ADR*^	5,383,465
56,923	Mail.ru Group, Ltd., Registered Shares, GDR*	1,035,248
4,103	NHN Corp.	2,551,792

Continued

2

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Internet Software & Services, continued
461,700	Tencent Holdings, Ltd.	$10,518,721

		19,489,226

IT Services (2.7%):
116,040	Cielo SA	1,219,363
83,221	Infosys, Ltd.	1,447,442
17,387	Luxoft Holding, Inc.*^	904,472
41,441	Tata Consultancy Services, Ltd.	1,568,522

		5,139,799

Machinery (0.4%):
164,800	WEG SA	704,497

Media (1.6%):
8,580	CJ CGV Co., Ltd.	771,719
15,429	Naspers, Ltd.	2,369,760

		3,141,479

Metals & Mining (1.0%):
148,174	MMC Norilsk Nickel PJSC, ADR	1,981,086

Multiline Retail (0.7%):
7,715	Hyundai Department Store Co., Ltd.	864,350
76,732	S.A.C.I. Falabella	584,128

		1,448,478

Oil, Gas & Consumable Fuels (8.2%):
6,752,400	China Petroleum & Chemical Corp., H Shares	4,871,367
209,276	Gazprom OAO, ADR, ADR	903,790
44,567	LUKOIL PJSC, ADR	1,859,781
10,438	MOL Hungarian Oil & Gas plc	603,961
11,494	Polski Koncern Naftowy Orlen SA	201,211
60,667	Reliance Industries, Ltd.	874,189
402,100	Rosneft Oil Co., Registered Shares, GDR	2,063,314
4,480	SK Energy Co., Ltd.	551,755
516,900	Thai Oil Public Co., Ltd.	885,523
53,642	Tupras-Turkiye Petrol Rafine	1,192,112
76,042	Ultrapar Participacoes SA	1,680,983

		15,687,986

Personal Products (1.4%):
7,446	Amorepacific Corp.	2,806,835

Pharmaceuticals (0.3%):
1,978	Yuhan Corp.	525,963

Real Estate Management & Development (1.6%):
803,800	Ayala Land, Inc.	665,178
214,930	BR Malls Participacoes SA*	864,592
1,030,779	Emaar Properties PJSC	1,752,561

		3,282,331

Shares or Principal Amount		Fair Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment (7.1%):
1,161,000	Advanced Semiconductor Engineering, Inc.	$1,334,354
77,256	SK Hynix, Inc.	2,196,244
2,006,110	Taiwan Semiconductor Manufacturing Co., Ltd.	10,144,343

		13,674,941

Specialty Retail (0.2%):
76,508	Truworths International, Ltd.	447,550

Technology Hardware, Storage & Peripherals (6.5%):
107,000	Catcher Technology Co., Ltd.	798,784
9,268	Samsung Electronics Co., Ltd.	11,539,855

		12,338,639

Transportation Infrastructure (1.4%):
349,256	Companhia de Concessoes Rodoviarias	1,826,857
70,739	Grupo Aeroporturaio del Pacifico SAB de C.V.	727,387

		2,554,244

Wireless Telecommunication Services (6.3%):
603,500	China Mobile, Ltd.	6,970,746
174,000	Far EasTone Telecommunications Co., Ltd.	420,494
73,141	Mobile TeleSystems PJSC, ADR	605,607
55,244	MTN Group, Ltd.	541,526
6,274	SK Telecom Co., Ltd.	1,174,259
653,000	Taiwan Mobile Co., Ltd.	2,285,680

		11,998,312

Total Common Stocks (Cost $155,571,420)		189,210,026

Preferred Stocks (0.7%):
Automobiles (0.2%):
3,782	Hyundai Motor Co., Ltd., 3.90%	317,485

Multiline Retail (0.5%):
206,400	Lojas Americanas SA, 0.58%	1,031,422

Total Preferred Stocks (Cost $1,222,850)		1,348,907

Securities Held as Collateral for Securities on Loan (3.7%):
$7,021,771	AZL Schroder Emerging Markets Equity Fund Securities Lending Collateral Account(a)	7,021,771

Total Securities Held as Collateral for Securities on Loan (Cost $7,021,771)		7,021,771

Total Investment Securities (Cost $163,816,041)(b) — 102.8%		197,580,704
Net other assets (liabilities) — (2.8)%		(5,424,010)

Net Assets — 100.0%		$192,156,694

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $6,939,309.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

3

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Argentina	0.4%
Brazil	9.4%
British Virgin Islands	0.5%
Cayman Islands	1.4%
Chile	1.2%
China	14.9%
Egypt	0.4%
Greece	0.4%
Hong Kong	7.0%
Hungary	1.6%
India	6.9%
Indonesia	0.6%
Korea, Republic Of	4.1%
Kuwait	0.4%
Mexico	0.6%
Philippines	0.6%
Poland	0.8%
Republic of Korea (South)	15.3%
Russian Federation	7.3%
South Africa	2.1%
Switzerland	1.5%
Taiwan	11.6%
Taiwan, Province Of China	0.2%
Thailand	2.1%
Turkey	3.1%
United Arab Emirates	0.9%
United Kingdom	0.5%
United States	4.2%

100.0%

See accompanying notes to the financial statements.

4

AZL Schroder Emerging Markets Equity Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$163,816,041

Investment securities, at value*	$197,580,704
Cash	87,108
Interest and dividends receivable	1,402,509
Foreign currency, at value (cost $767,014)	769,688
Receivable for investments sold	1,804,883
Reclaims receivable	12,869
Prepaid expenses	1,065

Total Assets	201,658,826

Liabilities:
Cash overdraft	294,280
Payable for investments purchased	1,456,913
Payable for capital shares redeemed	376,185
Payable for collateral received on loaned securities	7,021,771
Manager fees payable	154,747
Administration fees payable	9,048
Distribution fees payable	34,642
Custodian fees payable	117,875
Administrative and compliance services fees payable	309
Trustee fees payable	3,075
Other accrued liabilities	33,287

Total Liabilities	9,502,132

Net Assets	$192,156,694

Net Assets Consist of:
Capital	$176,232,748
Accumulated net investment income/(loss)	2,252,890
Accumulated net realized gains/(losses) from investment transactions	(20,096,312)
Net unrealized appreciation/(depreciation) on investments	33,767,368

Net Assets	$192,156,694

Class 1
Net Assets	$20,038,587
Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,138,343
Net Asset Value (offering and redemption price per share)	$6.39

Class 2
Net Assets	$172,118,107
Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,994,930
Net Asset Value (offering and redemption price per share)	$6.38

*	Includes securities on loan of $6,939,309.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$2,887,322
Income from securities lending	5,165
Foreign withholding tax	(352,120)

Total Investment Income	2,540,367

Expenses:
Manager fees	1,129,118
Administration fees	49,625
Distribution fees — Class 2	205,294
Custodian fees	153,719
Administrative and compliance services fees	2,181
Trustee fees	7,819
Professional fees	9,332
Shareholder reports	14,096
Other expenses	4,038

Total expenses before reductions	1,575,222
Less expenses voluntarily waived/reimbursed by the Manager	(211,137)

Net expenses	1,364,085

Net Investment Income/(Loss)	1,176,282

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(5,960,011)
Change in net unrealized appreciation/depreciation on investments	14,840,599

Net Realized/Unrealized Gains/(Losses) on Investments	8,880,588

Change in Net Assets Resulting From Operations	$10,056,870

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Schroder Emerging Markets Equity Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,176,282	$1,314,733
Net realized gains/(losses) on investment transactions	(5,960,011)	(12,360,514)
Change in unrealized appreciation/depreciation on investments	14,840,599	(18,455,961)

Change in net assets resulting from operations	10,056,870	(29,501,742)

Distributions to Shareholders:
From net investment income:
Class 1	—	(316,978)
Class 2	—	(2,033,472)
From net realized gains:
Class 1	—	(923,853)
Class 2	—	(7,767,670)

Change in net assets resulting from distributions to shareholders	—	(11,041,973)

Capital Transactions:
Class 1
Proceeds from shares issued	23,192	119,346
Proceeds from dividends reinvested	—	1,240,831
Value of shares redeemed	(1,555,360)	(2,703,620)

Total Class 1	(1,532,168)	(1,343,443)

Class 2
Proceeds from shares issued	2,723,028	7,478,752
Proceeds from dividends reinvested	—	9,801,142
Value of shares redeemed	(11,834,153)	(34,119,510)

Total Class 2	(9,111,125)	(16,839,616)

Change in net assets resulting from capital transactions	(10,643,293)	(18,183,059)

Change in net assets	(586,423)	(58,726,774)
Net Assets:
Beginning of period	192,743,117	251,469,891

End of period	$192,156,694	$192,743,117

Accumulated net investment income/(loss)	$2,252,890	$1,076,608

Share Transactions:
Class 1
Shares issued	3,662	15,392
Dividends reinvested	—	207,150
Shares redeemed	(260,565)	(389,897)

Total Class 1 Shares	(256,903)	(167,355)

Class 2
Shares issued	472,263	1,059,869
Dividends reinvested	—	1,636,251
Shares redeemed	(2,002,548)	(4,848,411)

Total Class 2 Shares	(1,530,285)	(2,152,291)

Change in shares	(1,787,188)	(2,319,646)

See accompanying notes to the financial statements.

6

AZL Schroder Emerging Markets Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$6.04		$7.35	$7.81	$8.05	$7.08	$8.76

Investment Activities:
Net Investment Income/(Loss)	0.04		0.07	0.10	0.09	0.08	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.31		(1.00)	(0.48)	(0.25)	1.39	(1.61)

Total from Investment Activities	0.35		(0.93)	(0.38)	(0.16)	1.47	(1.49)

Dividends to Shareholders From:
Net Investment Income	—		(0.10)	(0.07)	(0.08)	(0.08)	(0.08)
Net Realized Gains	—		(0.28)	(0.01)	—	(0.42)	(0.11)

Total Dividends	—		(0.38)	(0.08)	(0.08)	(0.50)	(0.19)

Net Asset Value, End of Period	$6.39		$6.04	$7.35	$7.81	$8.05	$7.08

Total Return(a)	5.79	%(b)	(12.69)%	(4.96)%	(1.96)%	21.52%	(17.09)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$20,039		$20,505	$26,194	$31,711	$36,970	$34,046
Net Investment Income/(Loss)	1.49%		0.86%	1.14%	1.04%	0.99%	1.28%
Expenses Before Reductions(c)	1.49%		1.49%	1.46%	1.45%	1.43%	1.45%
Expenses Net of Reductions	1.26%		1.33%	1.31%	1.30%	1.28%	1.25%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	1.26%		1.33%	1.31%	1.30%	1.28%	1.25%
Portfolio Turnover Rate(e)	28	%(b)	45%	58%	49%	51%	66%
Class 2
Net Asset Value, Beginning of Period	$6.04		$7.34	$7.80	$8.03	$7.07	$8.74

Investment Activities:
Net Investment Income/(Loss)	0.04		0.05	0.08	0.07	0.05	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	0.30		(1.00)	(0.48)	(0.24)	1.39	(1.59)

Total from Investment Activities	0.34		(0.95)	(0.40)	(0.17)	1.44	(1.50)

Dividends to Shareholders From:
Net Investment Income	—		(0.07)	(0.05)	(0.06)	(0.06)	(0.06)
Net Realized Gains	—		(0.28)	(0.01)	—	(0.42)	(0.11)

Total Dividends	—		(0.35)	(0.06)	(0.06)	(0.48)	(0.17)

Net Asset Value, End of Period	$6.38		$6.04	$7.34	$7.80	$8.03	$7.07

Total Return(a)	5.63	%(b)	(12.88)%	(5.22)%	(2.10)%	21.04%	(17.27)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$172,118		$172,238	$225,276	$266,951	$298,895	$266,106
Net Investment Income/(Loss)	1.26%		0.60%	0.90%	0.79%	0.74%	1.03%
Expenses Before Reductions(c)	1.74%		1.74%	1.71%	1.70%	1.68%	1.70%
Expenses Net of Reductions	1.51%		1.58%	1.56%	1.55%	1.53%	1.50%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	1.51%		1.58%	1.56%	1.55%	1.53%	1.50%
Portfolio Turnover Rate(e)	28	%(b)	45%	58%	49%	51%	66%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(d)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

7

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Schroder Emerging Markets Equity Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign

8

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $6 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $415 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Schroder Investment Management North America Inc. (“Schroder”), Schroder provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Schroder Emerging Markets Equity Fund Class 1	1.23%	1.40%
AZL Schroder Emerging Markets Equity Fund Class 2	1.23%	1.65%

*	The Manager voluntarily reduced the management fee to 1.08% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

9

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,088 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Aerospace & Defense	$1,063,694	$—	$1,063,694
Banks	12,580,950	26,194,240	38,775,190
Diversified Consumer Services	2,268,263	—	2,268,263
Diversified Financial Services	1,102,445	—	1,102,445
Diversified Telecommunication Services	2,065,541	2,516,876	4,582,417
Electric Utilities	1,050,947	—	1,050,947
Food & Staples Retailing	160,831	1,651,770	1,812,601
Food Products	1,070,020	851,588	1,921,608
Hotels, Restaurants & Leisure	1,283,519	790,419	2,073,938

10

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Investment Securities:	Level 1	Level 2	Total

Insurance	$758,622	$10,923,354	$11,681,976
Internet Software & Services	5,383,465	14,105,761	19,489,226
IT Services	2,123,835	3,015,964	5,139,799
Machinery	704,497	—	704,497
Metals & Mining	1,981,086	—	1,981,086
Multiline Retail	584,128	864,350	1,448,478
Oil, Gas & Consumable Fuels	3,540,764	12,147,222	15,687,986
Real Estate Management & Development	864,592	2,417,739	3,282,331
Transportation Infrastructure	2,554,244	—	2,554,244
Wireless Telecommunication Services	605,607	11,392,705	11,998,312
All Other Common Stocks+	—	60,590,988	60,590,988
Preferred Stocks
Automobiles	—	317,485	317,485
Multiline Retail	1,031,422	—	1,031,422
Securities Held as Collateral for Securities on Loan	—	7,021,771	7,021,771

Total Investment Securities	$42,778,472	$154,802,232	$197,580,704

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Schroder Emerging Markets Equity Fund	$51,692,716	$60,102,126

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $165,409,078. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$40,478,034
Unrealized depreciation	(8,306,408)

Net unrealized appreciation/(depreciation)	$32,171,626

As of the end of its tax year ended December 31, 2015, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Schroder Emerging Markets Equity Fund	$11,722,500	$475,497	$12,197,997

11

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Schroder Emerging Markets Equity Fund	$2,350,473	$8,691,500	$11,041,973

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Schroder Emerging Markets Equity Fund	$1,179,615	$—	$(12,197,997)	$16,885,458	$5,867,076

(a) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved BlackRock Investment Management, LLC as the Subadviser to the Fund, replacing Schroder. The new subadvisory agreement is expected to be effective on or about October 14, 2016. In connection with this change, the Fund will be renamed AZL Emerging Markets Index Fund effective as of the same date.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Small Cap Stock Index Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Small Cap Stock Index Fund	$1,000.00	$1,060.00	$3.02	0.59%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Small Cap Stock Index Fund	$1,000.00	$1,021.95	$2.97	0.59%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	22.5%
Industrials	17.1
Information Technology	15.4
Consumer Discretionary	13.5
Health Care	12.5
Materials	5.2
Utilities	4.2
Energy	2.9
Consumer Staples	2.9
Telecommunication Services	1.4

Total Common Stocks	97.6
Right	— ^
Securities Held as Collateral for Securities on Loan	28.3
Money Market	1.5

Total Investment Securities	127.4
Net other assets (liabilities)	(27.4)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (97.6%):
Aerospace & Defense (1.2%):
14,310	AAR Corp.	$333,995
28,205	Aerojet Rocketdyne Holdings, Inc.*^	515,587
9,038	AeroVironment, Inc.*	251,256
3,169	American Science & Engineering, Inc.	118,552
9,659	Cubic Corp.^	387,905
7,482	Engility Holdings, Inc.*^	158,020
14,494	Moog, Inc., Class A*^	781,517
2,106	National Presto Industries, Inc.^	198,701
23,258	TASER International, Inc.*^	578,660

		3,324,193

Air Freight & Logistics (0.7%):
10,993	Atlas Air Worldwide Holdings, Inc.*^	455,330
10,951	Echo Global Logistics, Inc.*^	245,521
13,483	Forward Air Corp.^	600,399
15,074	Hub Group, Inc.*	578,389

		1,879,639

Airlines (0.8%):
5,682	Allegiant Travel Co.^	860,823
20,938	Hawaiian Holdings, Inc.*^	794,806
22,349	SkyWest, Inc.	591,355

		2,246,984

Auto Components (1.3%):
33,866	American Axle & Manufacturing Holdings, Inc.*^	490,380
13,181	Dorman Products, Inc.*^	753,953
10,793	Drew Industries, Inc.^	915,679
15,953	Gentherm, Inc.*^	546,390
7,996	Motorcar Parts of America, Inc.*^	217,331
8,576	Standard Motor Products, Inc.^	341,153
9,709	Superior Industries International, Inc.^	260,007

		3,524,893

Automobiles (0.1%):
11,883	Winnebago Industries, Inc.^	272,358

Banks (9.1%):
12,351	Ameris Bancorp	366,825
21,915	Banc of California, Inc.^	396,662
8,994	Banner Corp.^	382,605
35,118	BBCN Bancorp, Inc.^	523,961
37,640	Boston Private Financial Holdings, Inc.^	443,399
31,180	Brookline Bancorp, Inc.	343,915
14,273	Cardinal Financial Corp.^	313,150
13,755	Central Pacific Financial Corp.	324,618
6,589	City Holding Co.^	299,602
25,513	Columbia Banking System, Inc.^	715,895
19,549	Community Bank System, Inc.^	803,268
11,253	Customers Bancorp, Inc.*^	282,788
44,928	CVB Financial Corp.^	736,370
51,437	First Bancorp*	204,205
39,493	First Commonwealth Financial Corp.	363,336
27,235	First Financial Bancorp^	529,721
29,181	First Financial Bankshares, Inc.^	956,845
35,886	First Midwest Bancorp, Inc.	630,158
7,057	First NBC Bank Holding Co.*	118,487
33,649	Glacier Bancorp, Inc.^	894,390

Shares		Fair Value
Common Stocks, continued
Banks, continued
26,020	Great Western Bancorp, Inc.^	$820,671
14,153	Hanmi Financial Corp.^	332,454
53,948	Home Bancshares, Inc.^	1,067,631
11,674	Independent Bank Corp.	533,502
19,421	LegacyTexas Financial Group, Inc.^	522,619
30,283	MB Financial, Inc.^	1,098,666
18,903	NBT Bancorp, Inc.^	541,193
19,951	OFG Bancorp	165,593
59,751	Old National Bancorp^	748,680
8,324	Opus Bank^	281,351
17,106	Pinnacle Financial Partners, Inc.^	835,628
15,352	S & T Bancorp, Inc.^	375,356
9,571	ServisFirst Bancshares, Inc.^	472,712
12,641	Simmons First National Corp., Class A^	583,825
10,698	Southside Bancshares, Inc.^	330,796
53,237	Sterling Bancorp^	835,821
28,166	Talmer Bancorp, Inc., Class A	539,942
20,292	Texas Capital Bancshares, Inc.*^	948,854
5,427	Tompkins Financial Corp.^	352,755
18,678	UMB Financial Corp.^	993,856
28,722	United Bankshares, Inc.^	1,077,362
30,951	United Community Banks, Inc.	566,094
11,359	Westamerica Bancorp^	559,544
31,254	Wilshire Bancorp, Inc.^	325,667
22,662	Wintrust Financial Corp.^	1,155,761

		25,696,533

Biotechnology (1.3%):
20,485	Acorda Therapeutics, Inc.*^	522,470
15,475	AMAG Pharmaceuticals, Inc.*^	370,162
13,892	Emergent Biosolutions, Inc.*^	390,643
5,825	Enanta Pharmaceuticals, Inc.*^	128,441
8,366	Ligand Pharmaceuticals, Inc., Class B*^	997,813
43,917	Mimedx Group, Inc.*^	350,458
27,690	Momenta Pharmaceuticals, Inc.*^	299,052
14,866	Repligen Corp.*^	406,734
27,165	Spectrum Pharmaceuticals, Inc.*	178,474

		3,644,247

Building Products (1.7%):
17,402	AAON, Inc.	478,729
6,002	American Woodmark Corp.*	398,413
12,721	Apogee Enterprises, Inc.^	589,618
12,978	Gibraltar Industries, Inc.*^	409,715
16,222	Griffon Corp.^	273,503
21,414	PGT, Inc.*^	220,564
15,202	Quanex Building Products Corp.^	282,605
18,038	Simpson Manufacturing Co., Inc.^	720,979
12,913	Trex Co., Inc.*^	580,052
8,919	Universal Forest Products, Inc.^	826,703

		4,780,881

Capital Markets (1.1%):
9,114	Calamos Asset Management, Inc., Class A^	66,623
23,792	Financial Engines, Inc.^	615,499
12,835	Greenhill & Co., Inc.^	206,644

Continued

2

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
15,432	HFF, Inc., Class A^	$445,676
25,976	Interactive Brokers Group, Inc., Class A^	919,550
7,227	INTL FCStone, Inc.*^	197,225
14,969	Investment Technology Group, Inc.	250,282
6,585	Piper Jaffray Cos., Inc.*^	248,255
2,808	Virtus Investment Partners, Inc.^	199,873

		3,149,627

Chemicals (2.7%):
12,906	A. Schulman, Inc.	315,165
11,344	American Vanguard Corp.^	171,408
13,933	Balchem Corp.	831,103
22,488	Calgon Carbon Corp.	295,717
80,172	Chemours Co. (The)^	660,617
23,732	Flotek Industries, Inc.*^	313,262
9,965	Futurefuel Corp.	108,419
22,086	H.B. Fuller Co.^	971,564
4,178	Hawkins, Inc.	181,367
18,593	Ingevity Corp.*^	632,906
8,527	Innophos Holdings, Inc.	359,925
10,614	Innospec, Inc.	488,138
26,094	Intrepid Potash, Inc.*^	37,575
9,125	Koppers Holdings, Inc.*^	280,411
13,769	Kraton Performance Polymers, Inc.*^	384,568
9,017	LSB Industries, Inc.*^	108,925
5,855	Quaker Chemical Corp.^	522,266
19,244	Rayonier Advanced Materials, Inc.	261,526
8,060	Stepan Co.	479,812
10,859	Tredegar Corp.^	175,047

		7,579,721

Commercial Services & Supplies (3.4%):
24,681	ABM Industries, Inc.^	900,364
20,661	Brady Corp., Class A^	631,400
21,778	Brink’s Co. (The)	620,455
16,147	Essendant, Inc.^	493,452
8,664	G&K Services, Inc., Class A^	663,402
31,716	Healthcare Services Group, Inc.^	1,312,409
29,031	Interface, Inc.	442,723
14,125	Matthews International Corp., Class A^	785,915
19,627	Mobile Mini, Inc.^	679,879
5,760	Multi-Color Corp.	365,184
13,153	Team, Inc.*^	326,589
25,587	Tetra Tech, Inc.	786,672
6,778	UniFirst Corp.	784,350
9,619	US Ecology, Inc.	441,993
8,716	Viad Corp.	270,196

		9,504,983

Communications Equipment (1.2%):
21,607	ADTRAN, Inc.^	402,971
3,904	Bel Fuse, Inc., Class B^	69,413
6,713	Black Box Corp.	87,806
16,112	CalAmp Corp.*^	238,619
10,244	Comtech Telecommunications Corp.^	131,533
11,481	Digi International, Inc.*^	123,191

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
33,587	Harmonic, Inc.*^	$95,723
27,147	Ixia*	266,584
21,025	Lumentum Holdings, Inc.*^	508,805
14,451	NETGEAR, Inc.*^	687,000
102,354	Viavi Solutions, Inc.*	678,607

		3,290,252

Construction & Engineering (0.8%):
15,291	Aegion Corp.*^	298,327
16,392	Comfort Systems USA, Inc.^	533,887
13,872	Dycom Industries, Inc.*^	1,245,152
8,053	MYR Group, Inc.*^	193,916
11,340	Orion Marine Group, Inc.*^	60,215

		2,331,497

Construction Materials (0.3%):
32,813	Headwaters, Inc.*	588,665
6,093	US Concrete, Inc.*^	371,125

		959,790

Consumer Finance (1.0%):
10,695	Cash America International, Inc.	455,821
10,473	Encore Capital Group, Inc.*^	246,430
12,365	Enova International, Inc.*^	91,006
22,870	EZCORP, Inc., Class A*^	172,897
12,545	First Cash Financial Services, Inc.^	643,935
19,299	Green Dot Corp., Class A*	443,684
20,492	PRA Group, Inc.*^	494,677
3,825	World Acceptance Corp.*^	174,420

		2,722,870

Containers & Packaging (0.1%):
9,750	Myers Industries, Inc.	140,400

Distributors (0.3%):
20,276	Core Markt Holdngs Co., Inc.^	950,133
8,472	VOXX International Corp.*	23,637

		973,770

Diversified Consumer Services (0.4%):
6,986	American Public Education, Inc.*^	196,307
4,690	Capella Education Co.	246,881
29,366	Career Education Corp.*^	174,728
16,378	Regis Corp.*^	203,906
4,878	Strayer Education, Inc.*^	239,656
9,004	Universal Technical Institute, Inc.	20,349

		1,081,827

Diversified Telecommunication Services (1.3%):
39,285	8x8, Inc.*	573,954
4,831	ATN International, Inc.^	375,900
92,465	Cincinnati Bell, Inc.*	422,565
18,073	Cogent Communications Group, Inc.^	724,005
22,110	Consolidated Communications Holdings, Inc.^	602,276
12,990	General Communication, Inc., Class A*	205,242
15,049	Inteliquent, Inc.	299,325
35,791	Iridium Communications, Inc.*^	317,824
10,111	Lumos Networks Corp.*^	122,343

		3,643,434

Continued

3

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities (0.8%):
20,485	ALLETE, Inc.^	$1,323,946
17,842	El Paso Electric Co.	843,391

		2,167,337

Electrical Equipment (1.2%):
11,507	AZZ, Inc.^	690,189
9,142	Encore Wire Corp.^	340,814
19,063	EnerSys	1,133,676
17,070	Franklin Electric Co., Inc.	564,164
21,759	General Cable Corp.^	276,557
3,959	Powell Industries, Inc.^	155,747
7,054	Vicor Corp.*	71,034

		3,232,181

Electronic Equipment, Instruments & Components (4.4%):
6,624	Agilysys, Inc.*^	69,353
12,535	Anixter International, Inc.*^	667,865
6,358	Badger Meter, Inc.^	464,325
21,825	Benchmark Electronics, Inc.*^	461,599
10,736	Coherent, Inc.*	985,350
14,328	CTS Corp.	256,758
16,520	Daktronics, Inc.^	103,250
7,621	DTS, Inc.*^	201,575
11,946	Electro Scientific Industries, Inc.*	69,765
2,496	ePlus, Inc.*^	204,148
13,551	Fabrinet*	503,013
7,344	FARO Technologies, Inc.*^	248,448
23,280	II-VI, Inc.*	436,733
16,013	Insight Enterprises, Inc.*^	416,338
16,716	Itron, Inc.*^	720,460
9,914	Littlelfuse, Inc.^	1,171,735
17,677	Mercury Computer Systems, Inc.*	439,450
16,404	Methode Electronics, Inc., Class A	561,509
7,249	MTS Systems Corp.	317,796
7,791	OSI Systems, Inc.*^	452,891
8,948	Park Electrochemical Corp.	130,014
14,708	Plexus Corp.*^	635,386
36,655	QLogic Corp.*	540,295
12,469	Rofin-Sinar Technologies, Inc.*	398,260
7,956	Rogers Corp.*^	486,112
32,530	Sanmina Corp.*	872,129
11,340	ScanSource, Inc.*^	420,827
28,243	TTM Technologies, Inc.*^	212,670

		12,448,054

Energy Equipment & Services (1.6%):
30,311	Archrock, Inc.	285,530
26,106	Atwood Oceanics, Inc.^	326,847
17,964	Basic Energy Services, Inc.*^	30,180
15,409	Bristow Group, Inc.^	175,817
8,944	CARBO Ceramics, Inc.^	117,166
8,404	Era Group, Inc.*	78,998
15,461	Exterran Corp.*	198,674
5,855	Geospace Technologies Corp.*^	95,846
5,442	Gulf Island Fabrication, Inc.	37,767
11,136	Gulfmark Offshore, Inc., Class A*^	34,856

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
44,421	Helix Energy Solutions Group, Inc.*	$300,286
14,710	Hornbeck Offshore Services, Inc.*^	122,681
11,848	Matrix Service Co.*	195,374
36,865	Newpark Resources, Inc.*^	213,448
27,751	Pioneer Energy Services Corp.*	127,655
7,085	SEACOR Holdings, Inc.*^	410,576
19,541	Tesco Corp.	130,729
39,751	TETRA Technologies, Inc.*	253,214
20,956	Tidewater, Inc.^	92,416
28,040	U.S. Silica Holdings, Inc.^	966,538
22,607	Unit Corp.*	351,765

		4,546,363

Food & Staples Retailing (0.3%):
16,345	SpartanNash Co.^	499,830
11,457	The Andersons, Inc.^	407,182

		907,012

Food Products (1.9%):
27,650	B&G Foods, Inc.^	1,332,730
6,515	Calavo Growers, Inc.^	436,505
13,722	Cal-Maine Foods, Inc.^	608,159
72,530	Darling International, Inc.*	1,080,697
6,464	J & J Snack Foods Corp.^	770,961
8,762	Sanderson Farms, Inc.^	759,140
2,528	Seneca Foods Corp., Class A*	91,539

		5,079,731

Gas Utilities (2.0%):
12,128	Northwest Natural Gas Co.^	786,137
35,741	Piedmont Natural Gas Co., Inc.	2,148,750
35,083	South Jersey Industries, Inc.	1,109,324
20,089	Spire, Inc.	1,423,105

		5,467,316

Health Care Equipment & Supplies (4.4%):
9,434	Abaxis, Inc.^	445,568
5,498	Analogic Corp.^	436,761
11,677	AngioDynamics, Inc.*	167,798
6,365	Anika Therapeutics, Inc.*^	341,482
15,810	Cantel Medical Corp.^	1,086,622
11,370	CONMED Corp.^	542,690
11,189	CryoLife, Inc.^	132,142
10,397	Cynosure, Inc., Class A*^	505,762
11,263	Greatbatch, Inc.*^	348,365
22,599	Haemonetics Corp.*^	655,145
6,448	ICU Medical, Inc.*^	727,012
6,438	Inogen, Inc.*^	322,608
12,845	Integra LifeSciences Holdings Corp.*^	1,024,774
13,465	Invacare Corp.	163,330
19,493	Masimo Corp.*^	1,023,675
18,673	Meridian Bioscience, Inc.^	364,124
19,474	Merit Medical Systems, Inc.*	386,169
14,673	Natus Medical, Inc.*^	554,639
16,550	Neogen Corp.*^	930,938
21,985	NuVasive, Inc.*^	1,312,945
5,725	Surmodics, Inc.*^	134,423

Continued

4

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
7,683	Vascular Solutions, Inc.*^	$320,074
14,386	Zeltiq Aesthetics, Inc.*^	393,169

		12,320,215

Health Care Providers & Services (3.6%):
12,991	Aceto Corp.^	284,373
6,002	Adeptus Health, Inc., Class A*^	310,063
15,397	Air Methods Corp.*^	551,675
3,818	Almost Family, Inc.*	162,685
12,368	Amedisys, Inc.*^	624,337
21,240	AMN Healthcare Services, Inc.*^	848,963
7,353	Chemed Corp.^	1,002,287
4,522	CorVel Corp.*	195,260
14,211	Cross Country Healthcare, Inc.*^	197,817
15,996	Diplomat Pharmacy, Inc.*^	559,860
20,546	Ensign Group, Inc. (The)^	431,671
17,505	ExamWorks Group, Inc.*	610,049
15,552	HealthEquity, Inc.*^	472,548
13,881	Healthways, Inc.*	160,326
37,606	Kindred Healthcare, Inc.^	424,572
4,261	Landauer, Inc.	175,383
5,703	LHC Group, Inc.*	246,826
10,898	Magellan Health Services, Inc.*	716,761
13,672	PharMerica Corp.*	337,152
5,349	Providence Service Corp.*^	240,063
12,907	Quorum Health Corp.*	138,234
46,484	Select Medical Holdings Corp.*^	505,281
11,944	Surgical Care Affiliates, Inc.*^	569,370
5,520	U.S. Physical Therapy, Inc.^	332,359

		10,097,915

Health Care Technology (1.1%):
4,690	Computer Programs & Systems, Inc.	187,225
10,589	HealthStream, Inc.*	280,820
36,949	HMS Holdings Corp.*	650,672
25,222	Medidata Solutions, Inc.*^	1,182,155
15,835	Omnicell, Inc.*^	542,032
19,466	Quality Systems, Inc.	231,840

		3,074,744

Hotels, Restaurants & Leisure (2.8%):
38,928	Belmond, Ltd., Class A*	385,387
459	Biglari Holdings, Inc.*^	185,133
8,704	BJ’s Restaurants, Inc.*^	381,496
8,703	Bob Evans Farms, Inc.	330,279
35,762	Boyd Gaming Corp.*^	658,021
7,309	Chuy’s Holdings, Inc.*^	252,964
7,370	DineEquity, Inc.	624,829
49,084	Interval Leisure Group, Inc.^	780,436
26,974	Krispy Kreme Doughnuts, Inc.*	565,375
8,285	Marcus Corp.	174,814
10,897	Marriott Vacations Worldwide Corp.^	746,336
4,730	Monarch Casino & Resort, Inc.*^	103,918
12,103	Papa John’s International, Inc.^	823,003
9,600	Popeyes Louisiana Kitchen, Inc.*^	524,544
6,010	Red Robin Gourmet Burgers*^	285,054

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
25,199	Ruby Tuesday, Inc.*^	$90,968
14,623	Ruth’s Hospitality Group, Inc.	233,237
22,200	Scientific Games Corp., Class A*^	204,018
21,353	Sonic Corp.^	577,599

		7,927,411

Household Durables (1.6%):
3,661	Cavco Industries, Inc.*	343,036
11,394	Ethan Allen Interiors, Inc.^	376,458
7,309	Installed Building Products, Inc.*^	265,244
12,201	iRobot Corp.*^	428,011
22,052	La-Z-Boy, Inc.	613,487
17,513	M.D.C. Holdings, Inc.^	426,266
10,977	M/I Homes, Inc.*^	206,697
16,526	Meritage Corp.*^	620,385
16,999	TopBuild Corp.*	615,364
6,408	Universal Electronics, Inc.*^	463,170

		4,358,118

Household Products (0.4%):
4,079	Central Garden & Pet Co.*^	93,124
14,590	Central Garden & Pet Co., Class A*^	316,749
5,832	WD-40 Co.^	684,968

		1,094,841

Insurance (2.9%):
34,422	American Equity Investment Life Holding Co.^	490,514
8,520	Amerisafe, Inc.^	521,594
7,481	eHealth, Inc.*^	104,884
14,182	Employers Holdings, Inc.^	411,562
4,082	HCI Group, Inc.^	111,357
17,917	Horace Mann Educators Corp.	605,415
4,877	Infinity Property & Casualty Corp.	393,379
4,971	Navigators Group, Inc.	457,183
23,624	ProAssurance Corp.^	1,265,064
16,923	RLI Corp.^	1,163,963
6,179	Safety Insurance Group, Inc.^	380,503
25,351	Selective Insurance Group, Inc.^	968,661
10,272	Stewart Information Services Corp.^	425,364
9,420	United Fire Group, Inc.^	399,691
8,075	United Insurance Holdings Co.	132,269
13,913	Universal Insurance Holdings, Inc.^	258,504

		8,089,907

Internet & Catalog Retail (0.3%):
5,105	Blue Nile, Inc.^	139,775
7,856	FTD Cos., Inc.*^	196,086
12,852	Nutri/System, Inc.^	325,926
8,852	PetMed Express, Inc.^	166,064

		827,851

Internet Software & Services (1.1%):
18,260	Blucora, Inc.*^	189,174
18,654	DHI Group, Inc.*^	116,214
11,007	Liquidity Services, Inc.*^	86,295
22,065	LivePerson, Inc.*^	139,892
11,097	LogMeIn, Inc.*^	703,882
40,648	Monster Worldwide, Inc.*	97,149

Continued

5

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
26,999	NIC, Inc.	$592,358
15,907	QuinStreet, Inc.*^	56,470
8,305	Shutterstock, Inc.*	380,369
6,972	Stamps.com, Inc.*^	609,492
10,599	XO Group, Inc.*	184,741

		3,156,036

IT Services (1.8%):
10,692	CACI International, Inc., Class A*	966,665
19,872	Cardtronics, Inc.*^	791,104
29,868	CIBER, Inc.*	44,802
14,198	CSG Systems International, Inc.^	572,321
14,671	Exlservice Holdings, Inc.*	768,907
4,227	Forrester Research, Inc.	155,807
10,667	ManTech International Corp., Class A^	403,426
15,984	Perficient, Inc.*^	324,635
16,869	Sykes Enterprises, Inc.*^	488,526
7,100	TeleTech Holdings, Inc.^	192,623
11,896	Virtusa Corp.*^	343,556

		5,052,372

Leisure Products (0.4%):
5,736	Arctic Cat, Inc.^	97,512
41,347	Callaway Golf Co.^	422,153
8,393	Sturm, Ruger & Co., Inc.^	537,236

		1,056,901

Life Sciences Tools & Services (0.4%):
11,835	Albany Molecular Research, Inc.*^	159,062
14,155	Cambrex Corp.*^	732,238
16,943	Luminex Corp.*	342,757

		1,234,057

Machinery (4.2%):
26,085	Actuant Corp., Class A^	589,782
4,120	Alamo Group, Inc.^	271,796
12,597	Albany International Corp., Class A	502,998
8,276	Astec Industries, Inc.^	464,697
22,176	Barnes Group, Inc.^	734,469
19,105	Briggs & Stratton Corp.^	404,644
13,398	Chart Industries, Inc.*	323,294
7,249	CIRCOR International, Inc.^	413,121
9,546	EnPro Industries, Inc.	423,747
11,354	ESCO Technologies, Inc.^	453,479
26,660	Federal Signal Corp.	343,381
11,415	Greenbrier Cos, Inc.^	332,519
35,295	Harsco Corp.	234,359
27,628	Hillenbrand, Inc.^	829,945
12,880	John Bean Technologies Corp.	788,514
4,790	Lindsay Corp.^	325,049
7,429	Lydall, Inc.*^	286,462
25,029	Mueller Industries, Inc.	797,925
10,420	Proto Labs, Inc.*^	599,775
18,269	SPX Corp.	271,295
18,331	SPX FLOW, Inc.*	477,889
5,652	Standex International Corp.^	467,025
7,806	Tennant Co.^	420,509
19,391	Titan International, Inc.^	120,224

Shares		Fair Value
Common Stocks, continued
Machinery, continued
12,211	Watts Water Technologies, Inc., Class A^	$711,413

		11,588,311

Marine (0.2%):
19,077	Matson, Inc.^	615,996

Media (0.7%):
23,426	E.W. Scripps Co. (The), Class A*^	371,068
51,436	Gannett Co., Inc.^	710,331
19,734	Harte-Hanks, Inc.	31,377
11,702	Scholastic Corp.^	463,516
7,992	Sizmek, Inc.*^	18,302
15,449	World Wrestling Entertainment, Inc., Class A^	284,416

		1,879,010

Metals & Mining (1.0%):
104,948	AK Steel Holding Corp.*	489,058
21,819	Century Aluminum Co.*	138,114
5,303	Haynes International, Inc.^	170,120
7,888	Kaiser Aluminum Corp.^	713,155
8,639	Materion Corp.	213,902
3,852	Olympic Steel, Inc.^	105,198
53,427	Stillwater Mining Co.*^	633,644
28,989	SunCoke Energy, Inc.	168,716
16,765	TimkenSteel Corp.^	161,279

		2,793,186

Multiline Retail (0.1%):
15,315	Fred’s, Inc.^	246,725
19,605	Tuesday Morning Corp.*^	137,627

		384,352

Multi-Utilities (0.9%):
27,935	Avista Corp.	1,251,488
21,321	NorthWestern Corp.^	1,344,715

		2,596,203

Oil, Gas & Consumable Fuels (1.3%):
22,514	Bill Barrett Corp.*^	143,864
18,446	Bonanza Creek Energy, Inc.*^	37,076
24,082	Carrizo Oil & Gas, Inc.*^	863,340
26,563	Cloud Peak Energy, Inc.*^	54,720
7,618	Contango Oil & Gas Co.*^	93,244
16,048	Green Plains Renewable Energy, Inc.	316,467
23,277	Northern Oil & Gas, Inc.*^	107,540
20,431	PDC Energy, Inc.*^	1,177,030
2,493	REX American Resources Corp.*^	149,156
85,562	Synergy Resources Corp.*	569,843

		3,512,280

Paper & Forest Products (1.1%):
17,123	Boise Cascade Co.*^	392,973
7,522	Clearwater Paper Corp.*^	491,713
4,713	Deltic Timber Corp.^	316,384
37,771	KapStone Paper & Packaging Corp.^	491,401
7,360	Neenah Paper, Inc.^	532,643
18,979	P.H. Glatfelter Co.^	371,229
13,415	Schweitzer-Mauduit International, Inc.	473,281

		3,069,624

Continued

6

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products (0.1%):
7,331	Inter Parfums, Inc.	$209,446
4,113	Medifast, Inc.	136,840

		346,286

Pharmaceuticals (1.7%):
3,408	ANI Pharmaceuticals, Inc.*^	190,235
27,028	DepoMed, Inc.*^	530,289
30,639	Impax Laboratories, Inc.*^	883,016
12,626	Lannett Co., Inc.*^	300,373
30,711	Medicines Co. (The)*^	1,032,811
60,048	Nektar Therapeutics*^	854,483
8,237	Phibro Animal Health Corp., Class A	153,702
10,626	Sagent Pharmaceuticals, Inc.*^	159,177
22,132	Sciclone Pharmaceuticals, Inc.*^	289,044
15,160	Supernus Pharmaceuticals, Inc.*^	308,809

		4,701,939

Professional Services (1.7%):
5,612	CDI Corp.	34,233
11,334	Exponent, Inc.^	662,019
7,458	Heidrick & Struggles International, Inc.	125,891
7,170	Insperity, Inc.^	553,739
12,645	Kelly Services, Inc., Class A^	239,876
25,295	Korn/Ferry International^	523,607
20,716	Navigant Consulting, Inc.*	334,563
21,135	On Assignment, Inc.*^	780,938
15,994	Resources Connection, Inc.^	236,391
18,607	Trueblue, Inc.*	352,044
16,032	Wageworks, Inc.*^	958,875

		4,802,176

Real Estate Investment Trusts (REITs) (6.8%):
31,724	Acadia Realty Trust^	1,126,835
10,514	Agree Realty Corp.^	507,195
17,390	American Assets Trust, Inc.^	738,032
43,262	Capstead Mortgage Corp.	419,641
25,333	CareTrust REIT, Inc.^	349,089
32,437	Cedar Shopping Centers, Inc.^	241,007
26,692	Chesapeake Lodging Trust^	620,589
13,585	Coresite Realty Corp.^	1,204,853
88,814	Cousins Properties, Inc.	923,666
89,352	DiamondRock Hospitality, Co.^	806,849
14,157	EastGroup Properties, Inc.^	975,700
23,952	Four Corners Property Trust, Inc.^	493,172
38,743	Franklin Street Properties Corp.^	475,377
32,741	Geo Group, Inc. (The)	1,119,087
11,322	Getty Realty Corp.^	242,857
30,376	Government Properties Income Trust^	700,471
36,960	Kite Realty Group Trust^	1,035,989
93,906	Lexington Realty Trust^	949,390
16,836	LTC Properties, Inc.^	870,926
36,089	Parkway Properties, Inc.	603,769
30,749	Pennsylvania Real Estate Investment Trust^	659,566
8,658	PS Business Parks, Inc.	918,441
44,285	Retail Opportunity Investments Corp.^	959,656
28,575	Sabra Health Care REIT, Inc.^	589,645

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs) , continued
5,032	Saul Centers, Inc.	$310,525
38,566	Summit Hotel Properties, Inc.^	510,614
5,169	Universal Health Realty Income Trust	295,563
11,098	Urstadt Biddle Properties, Inc., Class A	275,008

		18,923,512

Real Estate Management & Development (0.2%):
14,720	Forestar Group, Inc.*^	175,021
7,850	RE/MAX Holdings, Inc., Class A	316,041

		491,062

Road & Rail (0.7%):
10,581	ArcBest Corp.^	171,941
12,540	Celadon Group, Inc.^	102,452
26,211	Heartland Express, Inc.^	455,809
27,155	Knight Transportation, Inc.^	721,780
10,106	Marten Transport, Ltd.^	200,099
13,345	Roadrunner Transportation System, Inc.*^	99,554
11,058	Saia, Inc.*^	277,998

		2,029,633

Semiconductors & Semiconductor Equipment (3.4%):
17,450	Advanced Energy Industries, Inc.*^	662,402
29,986	Brooks Automation, Inc.^	336,443
10,375	Cabot Microelectronics Corp.	439,278
8,980	CEVA, Inc.*^	243,987
27,534	Cirrus Logic, Inc.*^	1,068,044
10,788	Cohu, Inc.^	117,050
16,868	Diodes, Inc.*	316,950
9,220	DSP Group, Inc.*	97,824
21,459	Exar Corp.*	172,745
26,101	Kopin Corp.*^	57,944
31,095	Kulicke & Soffa Industries, Inc.*	378,426
23,570	MKS Instruments, Inc.^	1,014,924
16,301	Monolithic Power Systems, Inc.^	1,113,683
10,601	Nanometrics, Inc.*	220,395
12,656	Power Integrations, Inc.	633,686
48,664	Rambus, Inc.*^	587,861
13,798	Rudolph Technologies, Inc.*^	214,283
28,840	Semtech Corp.*	688,122
20,371	Tessera Technologies, Inc.^	624,167
11,883	Ultratech, Inc.*	272,953
17,662	Veeco Instruments, Inc.*^	292,483

		9,553,650

Software (2.8%):
20,968	Blackbaud, Inc.^	1,423,726
16,808	Bottomline Technologies, Inc.*^	361,876
11,218	Ebix, Inc.	537,342
13,938	EPIQ Systems, Inc.^	203,495
7,751	Interactive Intelligence Group*^	317,713
4,138	MicroStrategy, Inc., Class A*^	724,233
17,822	Monotype Imaging Holdings, Inc.^	438,956
22,174	Progress Software Corp.*^	608,898
10,923	Qualys, Inc.*	325,615
36,130	Rovi Corp.*^	565,073
17,639	Synchronoss Technologies, Inc.*^	561,979

Continued

7

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
37,438	Take-Two Interactive Software, Inc.*^	$1,419,649
16,486	Tangoe, Inc.*^	127,272
13,035	VASCO Data Security International, Inc.*^	213,644

		7,829,471

Specialty Retail (3.8%):
9,754	Asbury Automotive Group, Inc.*^	514,426
17,164	Barnes & Noble Education, Inc.*	174,215
26,791	Barnes & Noble, Inc.	304,078
8,031	Big 5 Sporting Goods Corp.^	74,447
19,293	Caleres, Inc.^	467,084
11,443	Cato Corp., Class A	431,630
8,398	Children’s Place Retail Stores, Inc. (The)^	673,352
30,621	Express, Inc.*^	444,311
18,802	Finish Line, Inc. (The), Class A^	379,612
24,137	Five Below, Inc.*^	1,120,198
17,937	Francesca’s Holdings Corp.*	198,204
9,289	Genesco, Inc.*^	597,376
9,311	Group 1 Automotive, Inc.^	459,591
8,805	Haverty Furniture Cos., Inc.^	158,754
9,933	Hibbett Sports, Inc.*^	345,569
6,283	Kirkland’s, Inc.*^	92,234
10,497	Lithia Motors, Inc., Class A^	746,022
12,284	Lumber Liquidators Holdings, Inc.*^	189,419
10,724	MarineMax, Inc.*^	181,986
14,175	Monro Muffler Brake, Inc.^	900,963
7,637	Outerwall, Inc.^	320,754
23,427	Rent-A-Center, Inc.^	287,684
20,683	Select Comfort Corp.*^	442,203
12,812	Sonic Automotive, Inc., Class A	219,213
12,112	Stage Store, Inc.^	59,107
12,731	Stein Mart, Inc.^	98,283
21,604	Tailored Brands, Inc.^	273,507
12,423	The Buckle, Inc.^	322,874
10,846	Vitamin Shoppe, Inc.*^	331,562
8,401	Zumiez, Inc.*^	120,218

		10,928,876

Technology Hardware, Storage & Peripherals (0.7%):
17,919	Cray, Inc.*^	536,136
20,810	Electronics for Imaging, Inc.*^	895,663
16,501	Super Micro Computer, Inc.*^	410,050

		1,841,849

Textiles, Apparel & Luxury Goods (1.7%):
31,959	Crocs, Inc.*^	360,498
17,626	G-III Apparel Group, Ltd.*^	805,861
21,701	Iconix Brand Group, Inc.*^	146,699
7,213	Movado Group, Inc.^	156,378
6,517	Oxford Industries, Inc.^	368,993
5,065	Perry Ellis International, Inc.*^	101,908
24,480	Steven Madden, Ltd.*^	836,726
24,679	Tumi Holdings, Inc.*	659,916
6,488	Unifi, Inc.*^	176,668
9,001	Vera Bradley, Inc.*	127,544
43,765	Wolverine World Wide, Inc.^	889,304

		4,630,495

Shares or Principal Amount		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (1.4%):
40,650	Astoria Financial Corp.^	$623,164
18,453	Bank Mutual Corp.	141,719
25,491	BofI Holding, Inc.*^	451,446
13,754	Dime Community Bancshares^	233,956
3,093	LendingTree, Inc.*^	273,205
17,565	Northfield Bancorp, Inc.^	260,489
45,385	Northwest Bancshares, Inc.^	673,059
17,006	Oritani Financial Corp.^	271,926
26,536	Provident Financial Services, Inc.^	521,167
41,988	TrustCo Bank Corp.^	269,143
12,177	Wawlker & Dunlop, Inc.*	277,392

		3,996,666

Tobacco (0.2%):
9,969	Universal Corp.^	575,610

Trading Companies & Distributors (0.5%):
17,208	Applied Industrial Technologies, Inc.^	776,769
5,589	Dxp Enterprises, Inc.*^	83,444
11,849	Kaman Corp., Class A^	503,819
3,519	Veritiv Corp.*^	132,244

		1,496,276

Water Utilities (0.5%):
16,105	American States Water Co.	705,721
21,028	California Water Service Group^	734,508

		1,440,229

Wireless Telecommunication Services (0.1%):
9,469	Spok Holdings, Inc.	181,473

Total Common Stocks (Cost $197,761,368)		273,094,426

Right (0.0%):
Technology Hardware, Storage & Peripherals (0.0%):
10,537	Gerber Scientific, Inc., Expires on 12/31/16*(a)	—

Total Right (Cost $—)		—

Securities Held as Collateral for Securities on Loan (28.3%):
$79,327,859	AZL Small Cap Stock Index Fund Securities Lending Collateral Account(b)	79,327,859

Total Securities Held as Collateral for Securities on Loan (Cost $79,327,859)		79,327,859

Unaffiliated Investment Company (1.5%):
4,298,741	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(c)	4,298,741

Total Unaffiliated Investment Company (Cost $4,298,741)		4,298,741

Total Investment Securities (Cost $281,387,968)(d) — 127.4%		356,721,026
Net other assets (liabilities) — (27.4)%		(76,670,492)

Net Assets — 100.0%		$280,050,534

Continued

8

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2016.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $78,398,410.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(c)	The rate represents the effective yield at June 30, 2016.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are $0 or rounds to less than $1.

Futures Contracts

Cash of $330,600 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index September Futures	Long	9/16/16	61	$6,999,140	$(127,133)

See accompanying notes to the financial statements.

9

AZL Small Cap Stock Index Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$281,387,968

Investment securities, at value*	$356,721,026
Segregated cash for collateral	330,600
Interest and dividends receivable	308,731
Unrealized appreciation on futures contracts	237
Receivable for investments sold	2,963,418
Receivable for variation margin on futures contracts	79,627
Prepaid expenses	1,497

Total Assets	360,405,136

Liabilities:
Payable for investments purchased	848,931
Payable for capital shares redeemed	29,473
Payable for collateral received on loaned securities	79,327,859
Manager fees payable	59,705
Administration fees payable	7,402
Distribution fees payable	57,409
Custodian fees payable	2,351
Administrative and compliance services fees payable	96
Trustee fees payable	903
Other accrued liabilities	20,473

Total Liabilities	80,354,602

Net Assets	$280,050,534

Net Assets Consist of:
Capital	$149,073,816
Accumulated net investment income/(loss)	4,887,072
Accumulated net realized gains/(losses) from investment transactions	50,883,721
Net unrealized appreciation/(depreciation) on investments	75,205,925

Net Assets	$280,050,534

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,583,305
Net Asset Value (offering and redemption price per share)	$14.30

*	Includes securities on loan of $78,398,410.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$2,325,606
Interest	3,805
Income from securities lending	278,368
Foreign withholding tax	(233)

Total Investment Income	2,607,546

Expenses:
Manager fees	348,252
Administration fees	39,398
Distribution fees	334,858
Custodian fees	9,969
Administrative and compliance services fees	1,978
Trustee fees	7,082
Professional fees	7,835
Shareholder reports	8,693
Other expenses	28,355

Total expenses	786,420

Net Investment Income/(Loss)	1,821,126

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	14,214,440
Net realized gains/(losses) on futures contracts	293,224
Change in net unrealized appreciation/depreciation on investments	(221,460)

Net Realized/Unrealized Gains/(Losses) on Investments	14,286,204

Change in Net Assets Resulting From Operations	$16,107,330

See accompanying notes to the financial statements.

10

Statements of Changes in Net Assets

	AZL Small Cap Stock Index Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,821,126	$3,072,296
Net realized gains/(losses) on investment transactions	14,507,664	44,330,189
Change in unrealized appreciation/depreciation on investments	(221,460)	(50,678,247)

Change in net assets resulting from operations	16,107,330	(3,275,762)

Distributions to Shareholders:
From net investment income	—	(3,014,222)
From net realized gains	—	(25,300,676)

Change in net assets resulting from distributions to shareholders	—	(28,314,898)

Capital Transactions:
Proceeds from shares issued	6,666,965	29,155,997
Proceeds from dividends reinvested	—	28,314,898
Value of shares redeemed	(18,729,994)	(131,459,011)

Change in net assets resulting from capital transactions	(12,063,029)	(73,988,116)

Change in net assets	4,044,301	(105,578,776)
Net Assets:
Beginning of period	276,006,233	381,585,009

End of period	$280,050,534	$276,006,233

Accumulated net investment income/(loss)	$4,887,072	$3,065,946

Share Transactions:
Shares issued	511,994	1,932,032
Dividends reinvested	—	2,109,903
Shares redeemed	(1,396,233)	(8,312,138)

Change in shares	(884,239)	(4,270,203)

See accompanying notes to the financial statements.

11

AZL Small Cap Stock Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$13.49		$15.43	$15.65	$11.39	$9.87	$9.90

Investment Activities:
Net Investment Income/(Loss)	0.10		0.19	0.12	0.09	0.13	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.71		(0.58)	0.65	4.50	1.43	(0.03)

Total from Investment Activities	0.81		(0.39)	0.77	4.59	1.56	0.02

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	(0.09)	(0.14)	(0.04)	(0.05)
Net Realized Gains	—		(1.38)	(0.90)	(0.19)	—	—

Total Dividends	—		(1.55)	(0.99)	(0.33)	(0.04)	(0.05)

Net Asset Value, End of Period	$14.30		$13.49	$15.43	$15.65	$11.39	$9.87

Total Return(a)	6.00	%(b)	(2.49)%	5.23%	40.62%	15.82%	0.29%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$280,051		$276,006	$381,585	$383,152	$267,053	$203,895
Net Investment Income/(Loss)(c)	1.36%		0.96%	0.81%	0.71%	1.33%	0.46%
Expenses Before Reductions(c) (d)	0.59%		0.59%	0.59%	0.59%	0.61%	0.63%
Expenses Net of Reductions(c)	0.59%		0.59%	0.59%	0.59%	0.61%	0.62%
Portfolio Turnover Rate	9	%(b)	16%	14%	17%	10%	21%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $77 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $22,605 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2016, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $7.0 million as of June 30, 2016. The monthly average notional amount for these contracts was $6.8 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$127,133

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

14

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$293,224	$(145,591)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Small Cap Stock Index Fund	0.26%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2016, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,568 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

15

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$273,094,426	$—	$—		$273,094,426
Right	—	—	—	^	—	^
Securities Held as Collateral for Securities on Loan	—	79,327,859	—		79,327,859
Unaffiliated Investment Company	4,298,741	—	—		4,298,741

Total Investment Securities	277,393,167	79,327,859	—		356,721,026

Other Financial Instruments:*
Futures Contracts	(127,133)	—	—		(127,133)

Total Investments	$277,266,034	$79,327,859	$—	^	$356,593,893

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2016.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Small Cap Stock Index Fund	$23,898,248	$34,905,977

16

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $286,687,187. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$92,322,014
Unrealized depreciation	(22,288,175)

Net unrealized appreciation/(depreciation)	$70,033,839

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Small Cap Stock Index Fund	$4,087,005	$24,227,893	$28,314,898

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Small Cap Stock Index Fund	$3,065,946	$42,606,566	$—	$69,196,876	$114,869,388

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, the Fund will acquire the assets and liabilities of the AZL Federated Clover Small Value Fund and AZL Oppenheimer Discovery Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 20

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,049.90	$5.10	1.00%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,019.88	$5.02	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	59.5%
Corporate Bonds	17.0
Money Markets	12.7
Securities Held as Collateral for Securities on Loan	11.4
Floating Rate Loans	3.6
Yankee Dollars	3.5
Convertible Preferred Stocks	0.9
Preferred Stocks	0.7
Asset Backed Securities	0.2
Foreign Bonds	0.2
Convertible Bonds	0.1

Total Investment Securities	109.8
Net other assets (liabilities)	(9.8)

Net Assets	100.0%

1

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (59.5%):
Aerospace & Defense (0.4%):
39,700	Boeing Co. (The)^	$5,155,839

Auto Components (0.9%):
259,900	Johnson Controls, Inc.	11,503,174

Beverages (1.0%):
104,546	PepsiCo, Inc.	11,075,603
31,230	SABMiller plc	1,820,281

		12,895,884

Biotechnology (0.3%):
15,490	Biogen Idec, Inc.*	3,745,792

Capital Markets (4.0%):
50,326	Affiliated Managers Group, Inc.*^	7,084,391
709,000	Bank of New York Mellon Corp. (The)	27,544,650
25,600	BlackRock, Inc., Class A^	8,768,768
96,159	Julius Baer Group, Ltd.	3,865,481
84,900	State Street Corp.	4,577,808

		51,841,098

Chemicals (0.6%):
105,623	LyondellBasell Industries NV, Class A	7,860,464

Commercial Services & Supplies (1.7%):
523,100	Tyco International plc	22,284,060

Diversified Telecommunication Services (0.7%):
81,355	SBA Communications Corp., Class A*	8,781,459

Electric Utilities (1.6%):
319,200	PG&E Corp.^	20,403,264
18,300	Xcel Energy, Inc.	819,474

		21,222,738

Electrical Equipment (0.6%):
68,400	AMETEK, Inc.	3,162,132
151,662	Sensata Technologies Holding NV*	5,291,487

		8,453,619

Food & Staples Retailing (0.7%):
87,700	CVS Health Corp.	8,396,398

Food Products (1.3%):
359,451	Mondelez International, Inc., Class A	16,358,615

Health Care Equipment & Supplies (3.8%):
628,300	Abbott Laboratories	24,698,473
142,697	Becton, Dickinson & Co.	24,199,984

		48,898,457

Health Care Providers & Services (3.4%):
163,100	Aetna, Inc.^	19,919,403
33,553	Humana, Inc.	6,035,514
125,400	UnitedHealth Group, Inc.	17,706,480

		43,661,397

Hotels, Restaurants & Leisure (0.3%):
90,598	Compass Group plc	1,726,630
139,209	Hilton Worldwide Holdings, Inc.^	3,136,379

		4,863,009

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (4.3%):
465,834	Danaher Corp.	$47,049,234
49,700	Roper Industries, Inc.^	8,476,832

		55,526,066

Insurance (6.8%):
940,300	Marsh & McLennan Cos., Inc.	64,372,938
192,199	Willis Towers Watson plc	23,892,257

		88,265,195

Internet & Catalog Retail (1.3%):
24,200	Amazon.com, Inc.*	17,318,004

Internet Software & Services (1.4%):
4,400	Alphabet, Inc., Class A*	3,095,532
21,430	Alphabet, Inc., Class C*	14,831,703

		17,927,235

IT Services (3.2%):
181,900	Fiserv, Inc.*	19,777,987
51,979	FleetCor Technologies, Inc.*	7,439,754
184,700	Visa, Inc., Class A^	13,699,199

		40,916,940

Life Sciences Tools & Services (4.1%):
262,500	PerkinElmer, Inc.^	13,760,250
262,000	Thermo Fisher Scientific, Inc.	38,713,120

		52,473,370

Machinery (1.3%):
39,900	IDEX Corp.	3,275,790
221,766	Pentair plc^	12,926,740

		16,202,530

Media (2.2%):
236,100	Comcast Corp., Class A	15,391,359
403,630	Liberty Global plc, Series C*	11,564,000
24,995	Liberty Global plc, Class C*	812,080

		27,767,439

Oil, Gas & Consumable Fuels (0.6%):
253,900	Canadian Natural Resources, Ltd.	7,827,737

Paper & Forest Products (0.0%):
488,000	Sino-Forest Corp.#*(a)(b)	—

Pharmaceuticals (2.9%):
11,000	Allergan plc*	2,541,990
466,180	Pfizer, Inc.	16,414,198
398,900	Zoetis, Inc.^	18,931,794

		37,887,982

Professional Services (0.9%):
406,355	Capita Group plc	5,218,358
55,527	IHS, Inc., Class A*	6,419,476

		11,637,834

Real Estate Investment Trusts (REITs) (0.9%):
104,500	American Tower Corp.^	11,872,245

Semiconductors & Semiconductor Equipment (0.3%):
52,900	Texas Instruments, Inc.^	3,314,185

Continued

2

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Software (2.4%):
605,500	Microsoft Corp.	$30,983,435

Specialty Retail (2.5%):
27,000	AutoZone, Inc.*^	21,433,680
123,500	Lowe’s Cos., Inc.	9,777,495
4,700	O’Reilly Automotive, Inc.*^	1,274,170

		32,485,345

Technology Hardware, Storage & Peripherals (1.0%):
132,900	Apple, Inc.	12,705,240

Tobacco (2.1%):
104,000	Altria Group, Inc.	7,171,841
192,800	Philip Morris International, Inc.	19,611,616

		26,783,456

Total Common Stocks (Cost $674,295,590)		767,816,242

Preferred Stocks (0.7%):
Banks (0.1%):
25,000	U.S. Bancorp, Series G, 5.74%^	652,750
9,874	U.S. Bancorp, Series F, 5.28%^	304,119

		956,869

Capital Markets (0.2%):
50,000	Charles Schwab Corp. (The), Series C, 4.55%	1,364,000
5,000	Charles Schwab Corp. (The), 1.29%	134,200
20,000	State Street Corp., 0.89%	536,800
21,000	State Street Corp., 5.38%	585,900

		2,620,900

Electric Utilities (0.4%):
150,000	SCE Trust IV, Series J, 3.90%^	4,180,500
25,000	SCE Trust V, Series K, 1.29%^	713,750

		4,894,250

Total Preferred Stocks (Cost $7,717,676)		8,472,019

Convertible Preferred Stocks (0.9%):
Banks (0.2%):
2,350	Wells Fargo & Co., Series L, Class A, 5.77%	3,053,531

Electric Utilities (0.1%):
21,700	SCE Trust I, Series K, 5.30%, Perpetual Bond^	575,701
2,930	SCE Trust II, 4.88%, Perpetual Bond^	76,620
32,472	SCE Trust III, 4.96%, Perpetual Bond^	941,688

		1,594,009

Real Estate Investment Trusts (REITs) (0.6%):
66,471	American Tower Corp., 4.90%^	7,466,022

Total Convertible Preferred Stocks (Cost $10,862,247)		12,113,562

Asset Backed Securities (0.2%):
$380,188	DB Master Finance LLC, Class A2I, Series 2015-1A, 3.26%, 2/20/45, Callable 11/20/17 @ 100(c)	383,723

1,330,000	Taco Bell Funding LLC, Class A2I, Series 16-1A, 3.83%, 5/25/46, Callable 8/25/23 @ 100(c)(d)	1,355,907

Notional Amount or Principal Amount		Fair Value
Asset Backed Securities, continued
$952,800	Wendys Funding LLC, Class A2I, Series 2015-1A, 3.37%, 6/15/45, Callable 6/15/18 @ 100(c)	$958,040

Total Asset Backed Securities (Cost $2,662,988)		2,697,670

Convertible Bond (0.1%):
Automobiles (0.1%):
896,000	Tesla Motor, Inc., 1.25%, 3/1/21	736,400

Total Convertible Bond (Cost $722,961)		736,400

Floating Rate Loans (3.6%):
Chemicals (0.3%):
1,752,737	Kronos, Inc., 4.50%, 10/30/19, Callable 7/8/16 @ 100(d)	1,746,602
2,636,988	Kronos, Inc., 9.75%, 4/30/20, Callable 7/8/16 @ 102(d)	2,647,984

		4,394,586

Diversified Telecommunication Services (0.7%):
7,525,000	Intelsat Jackson Holding SA, 3.75%, 6/30/19(d)	6,842,106
2,593,048	Telesat Canada, 3.50%, 3/28/19, Callable 7/8/16 @ 100(d)	2,576,038

		9,418,144

Food Products (0.4%):
2,441,151	De Master Blenders, 0.00%, 7/2/22(d)	2,445,741
265,602	DE Master Blenders, 4.25%, 7/2/21	294,751
1,801,860	Pinnacle Foods Finance LLC, 3.00%, 4/29/20, Callable 7/8/16 @ 100(d)	1,800,580
1,405,439	Pinnacle Foods Finance LLC, 3.00%, 4/29/20, Callable 7/8/16 @ 100(d)	1,402,122

		5,943,194

Health Care Providers & Services (0.3%):
4,248,541	DaVita Healthcare Partners, Inc., 3.50%, 6/24/21, Callable 7/8/16 @ 100(d)	4,253,852

Hotels, Restaurants & Leisure (0.4%):
1,494,918	Hilton Worldwide Finance LLC, 3.50%, 10/26/20, Callable 7/8/16 @ 100(d)	1,494,918
4,100,000	Yum! Brands, Inc., 0.00%, 12/31/49(d)	4,100,000

		5,594,918

Insurance (0.6%):
7,396,063	Hub International, Ltd., 4.25%, 10/2/20, Callable 7/8/16 @ 100(d)	7,274,028

Machinery (0.2%):
2,070,513	Manitowoc Foodservice, Inc., 0.00%, 3/3/23, Callable 7/8/16 @ 101(d)	2,082,170

Media (0.6%):
538,636	Kasima LLC, 0.00%, 5/17/21, Callable 7/8/16 @ 100(d)	537,123
6,800,000	UPC Financing Partnership, 3.25%, 6/30/21, Callable 7/8/16 @ 100(d)	6,627,144

		7,164,267

Continued

3

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Semiconductors & Semiconductor Equipment (0.1%):
$721,625	NXP Funding BV/NXP Funding LLC, 0.00%, 10/30/20(d)	$722,527

Total Floating Rate Loans (Cost $47,677,836)		46,847,686

Corporate Bonds (17.0%):
(0.1%):
625,000	HCA, Inc., 3.75%, 3/15/19^	646,875

Aerospace & Defense (0.0%):
200,000	Moog, Inc., 5.25%, 12/1/22, Callable 1/12/17 @ 103.94(c)	202,500

Airlines (0.0%):
507,904	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	570,122

Banks (0.3%):
3,355,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 1/5/20 @ 100^(d)	3,342,419

Beverages (0.3%):
1,000,000	Anheuser-Busch InBev NV, 1.90%, 2/1/19	1,016,980
1,295,000	Anheuser-Busch InBev NV, 1.90%, 2/1/21(d)	1,334,270
615,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	637,764
650,000	PepsiCo, Inc., 1.25%, 4/30/18^	653,475

		3,642,489

Capital Markets (0.7%):
2,600,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100^(d)	2,609,750
1,625,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,721,743
2,600,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	2,660,007
1,885,000	State Street Corp., Series F, 5.25%, 12/31/49, Callable 9/15/20 @ 100^(d)	1,936,838

		8,928,338

Chemicals (0.1%):
905,000	Cytec Industries, Inc., 3.95%, 5/1/25, Callable 1/2/25 @ 100	901,912
795,000	Ecolab, Inc., 2.00%, 1/14/19^	805,372

		1,707,284

Communications Equipment (0.0%):
365,000	Harris Corp., 2.00%, 4/27/18	366,858

Consumer Finance (1.4%):
850,000	American Honda Finance Corp., 0.95%, 5/5/17	849,768
825,000	Caterpillar Financial Services Corp., Series G, 1.25%, 11/6/17^	828,094
970,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN	998,680
250,000	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	253,995
2,560,000	Ford Motor Credit Co. LLC, 1.27%, 3/27/17(d)	2,560,959
3,765,000	Ford Motor Credit Co. LLC, 1.46%, 3/27/17^	3,771,671
500,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	527,766
1,600,000	Ford Motor Credit Co. LLC, 1.18%, 9/8/17^(d)	1,595,069

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$2,000,000	Ford Motor Credit Co. LLC, 1.25%, 12/6/17(d)	$1,989,648
975,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	977,074
1,160,000	Ford Motor Credit Co. LLC, 2.15%, 1/9/18	1,170,158
1,975,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	2,002,701

		17,525,583

Containers & Packaging (0.1%):
1,225,000	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 12/15/17 @ 104.31	1,264,813
500,000	Beverage Packaging Holdings Luxemberg, 6.87%, 2/15/21, Callable 8/8/16 @ 103.44^(d)	515,000

		1,779,813

Diversified Financial Services (0.6%):
3,475,000	CNH Industrial Capital LLC, 6.25%, 11/1/16	3,518,438
1,725,000	CNH Industrial Capital LLC, 3.25%, 2/1/17^	1,735,350
1,475,000	CNH Industrial Capital LLC, 3.63%, 4/15/18^	1,475,000
175,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	175,875
310,000	National Rural Utilities Cooperative Finance Corp., 0.95%, 4/24/17	310,033

		7,214,696

Diversified Telecommunication Services (0.9%):
3,525,000	CCO Holdings LLC, 6.63%, 1/31/22, Callable 1/31/17 @ 103.31^	3,718,875
2,225,000	SBA Communications Corp., 5.63%, 10/1/19	2,297,313
4,575,000	SBA Communications Corp., 5.75%, 7/15/20, Callable 8/8/16 @ 102.88	4,712,249
975,000	SBA Communications Corp., 4.88%, 7/15/22, Callable 7/15/17 @ 103.66	972,563

		11,701,000

Electric Utilities (0.3%):
1,585,000	Southern Co., 1.55%, 7/1/18^	1,595,368
850,000	Southern Co., 1.85%, 7/1/19	860,753
253,960	Texas Competitive Electric Holdings Co. LLC, 3.75%, 5/5/16(d)	252,056
510,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100^	538,443

		3,246,620

Electronic Equipment, Instruments & Components (0.0%):
360,000	Amphenol Corp., 1.55%, 9/15/17	360,112

Food & Staples Retailing (0.7%):
470,000	Kroger Co. (The), 2.00%, 1/15/19^	477,649
4,200,000	Rite Aid Corp., 9.25%, 3/15/20, Callable 8/8/16 @ 104.63	4,431,756
2,875,000	Rite Aid Corp., 6.75%, 6/15/21, Callable 8/8/16 @ 105.06	3,025,938
1,040,000	Walgreends Boots Allaince, 1.75%, 5/30/18	1,048,124

		8,983,467

Continued

4

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food Products (0.0%):
$250,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 8/8/16 @ 103.47	$250,000
200,000	TreeHouse Foods, Inc., 6.00%, 2/15/24, Callable 2/15/19 @ 104.5(c)	212,000

		462,000

Gas Utilities (0.3%):
2,342,000	Amerigas Finance Corp. LLC, 7.00%, 5/20/22, Callable 5/20/17 @ 103.5	2,472,262
1,150,000	Southern Calif Gas Co., 3.20%, 6/15/25, Callable 3/15/25 @ 100	1,233,872
600,000	Suburban Propane Partners, 7.38%, 8/1/21, Callable 8/8/16 @ 103.69	624,378

		4,330,512

Health Care Equipment & Supplies (0.5%):
2,650,000	Becton, Dickinson & Co., 1.80%, 12/15/17	2,671,664
1,130,000	Becton, Dickinson & Co., 2.68%, 12/15/19	1,162,241
1,650,000	Medtronic plc, 1.50%, 3/15/18^	1,664,320
795,000	Medtronic plc, 2.50%, 3/15/20^	824,505
375,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 1/6/21 @ 102.44	378,750

		6,701,480

Health Care Providers & Services (1.6%):
771,000	Centene Corp., 5.75%, 6/1/17^	786,420
6,925,000	DaVita, Inc., 5.75%, 8/15/22, Callable 8/15/17 @ 102.88	7,245,280
3,033,000	Fresenius Medical Care, 5.63%, 7/31/19(c)	3,288,894
1,375,000	Fresenius Medical Care, 5.88%, 1/31/22(c)	1,507,344
275,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(c)	305,250
2,775,000	HCA, Inc., 8.00%, 10/1/18^	3,094,125
325,000	HCA, Inc., 4.25%, 10/15/19	338,813
2,725,000	HCA, Inc., 6.50%, 2/15/20	3,014,531
470,000	UnitedHealth Group, Inc., 1.40%, 12/15/17^	472,527
600,000	WellCare Health Plans, Inc., 5.75%, 11/15/20, Callable 11/15/16 @ 102.88	620,250

		20,673,434

Health Care Technology (0.0%):
325,000	IMS Health, Inc., 6.00%, 11/1/20, Callable 8/8/16 @ 103^(c)	330,688

Hotels, Restaurants & Leisure (0.8%):
1,825,000	Cedar Fair LP, 5.25%, 3/15/21, Callable 8/8/16 @ 103.94	1,869,813
2,175,000	Hilton Worldwide Finance LLC, 5.63%, 10/15/21, Callable 10/15/16 @ 102.81	2,251,125
185,000	McDonald’s Corp., 2.10%, 12/7/18	189,324
3,540,000	Six Flags Entertainment Corp., 5.25%, 1/15/21, Callable 8/8/16 @ 103.94(c)	3,650,625
1,000,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 1/8/20 @ 100^	1,016,250

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$1,925,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 1/8/21 @ 100	$1,886,500

		10,863,637

Insurance (0.4%):
825,000	Hub International, Ltd., 9.25%, 2/15/21, Callable 2/15/17 @ 103(c)	862,125
3,950,000	Hub International, Ltd., 7.88%, 10/1/21(c)	3,792,000
740,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 6/2/20 @ 100	755,011
275,000	Marsh & McLennan Cos., Inc., 3.30%, 3/14/23, Callable 1/14/23 @ 100^	287,085

		5,696,221

Internet & Catalog Retail (0.2%):
2,505,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 5/11/19 @ 100	2,612,868

IT Services (0.4%):
1,660,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 1/5/20 @ 100	1,718,566
3,655,000	Visa, Inc., 1.20%, 12/14/17	3,677,698

		5,396,264

Machinery (0.0%):
125,000	Case New Holland, Inc., 7.88%, 12/1/17	134,375
145,000	Fortive Corp., 1.80%, 6/15/19(c)	145,930
175,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13(c)	195,563

		475,868

Media (0.6%):
1,400,000	Cequel Communications Holdings I LLC, 6.38%, 9/15/20, Callable 8/8/16 @ 104.78(c)	1,423,519
494,911	Charter Communications Operating LLC, 0.05%, 7/1/20, Callable 7/8/16 @ 100(d)	490,890
1,000,000	Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100(c)	1,045,444
645,026	Charter Communications Operating LLC, 3.00%, 1/3/21, Callable 7/8/16 @ 100(d)	639,382
1,875,000	Dish DBS Corp., 4.63%, 7/15/17	1,907,812
550,000	Lamar Media Corp., 5.88%, 2/1/22, Callable 1/2/17 @ 102.94^	572,000
175,000	Sirius XM Radio, Inc., 5.88%, 10/1/20(c)	180,469
1,125,000	Sirius XM Radio, Inc., 5.75%, 8/1/21, Callable 8/8/16 @ 104.31(c)	1,168,594
650,000	Time Warner Cable, Inc., 5.85%, 5/1/17	672,864

		8,100,974

Multi-Utilities (0.1%):
725,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	744,694
450,000	CMS Energy Corp., 8.75%, 6/15/19	541,529
210,000	Dominion Resources, Inc., 2.96%, 7/1/19(d)	213,787

		1,500,010

Continued

5

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (3.5%):
$1,435,000	Chevron Corp., 1.37%, 3/2/18	$1,442,881
5,250,000	Concho Resources, Inc., 7.00%, 1/15/21, Callable 8/8/16 @ 103.5^	5,394,374
3,075,000	Concho Resources, Inc., 6.50%, 1/15/22, Callable 1/15/17 @ 103.25^	3,148,031
1,400,000	Concho Resources, Inc., 5.50%, 10/1/22, Callable 1/10/17 @ 102.75^	1,407,000
4,125,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 1/10/17 @ 102.75^	4,135,313
1,575,000	Diamondback Energy, Inc., 7.63%, 10/1/21^	1,663,594
210,000	EQT Corp., 6.50%, 4/1/18	218,803
425,000	EQT Corp., 8.13%, 6/1/19	468,220
2,475,000	EQT Corp., 4.88%, 11/15/21^	2,631,722
1,200,000	Matador Resources Co., 6.88%, 4/15/23, Callable 4/15/18 @ 105.16	1,224,000
3,625,000	MPLX LP, 5.50%, 2/15/23, Callable 8/15/17 @ 102.75(c)	3,682,989
4,750,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100(c)	4,603,846
1,375,000	MPLX LP, 4.88%, 12/1/24, Callable 1/9/24 @ 100^(c)	1,339,471
2,675,000	Range Resources Corp., 5.75%, 6/1/21, Callable 8/8/16 @ 102.88	2,614,813
1,450,000	Range Resources Corp., 5.00%, 8/15/22, Callable 2/15/17 @ 102.5^	1,366,625
1,750,000	Range Resources Corp., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5^	1,640,625
1,375,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	1,309,688
375,000	Targa Resources Partners LP, 4.13%, 11/15/19, Callable 11/15/16 @ 102.06	371,250
1,850,000	Targa Resources Partners LP, 6.88%, 2/1/21, Callable 8/8/16 @ 103.44^	1,882,375
1,050,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 1/11/17 @ 102.63^	992,250
2,100,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13^	1,884,750

		43,422,620

Pharmaceuticals (0.4%):
985,000	Eli Lilly & Co., 1.25%, 3/1/18	992,398
705,000	Johnson & Johnson, 1.13%, 11/21/17^	708,804
3,175,000	Pfizer, Inc., 1.20%, 6/1/18	3,189,710

		4,890,912

Professional Services (0.1%):
1,425,000	IHS, Inc., 5.00%, 11/1/22, Callable 1/8/22 @ 100	1,471,313

Real Estate Investment Trusts (REITs) (1.0%):
1,280,000	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100	1,335,299
2,550,000	Crown Castle International Corp., 4.88%, 4/15/22	2,800,409

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$5,425,000	Crown Castle International Corp., 5.25%, 1/15/23	$6,087,175
2,125,000	Iron Mountain, Inc., 6.00%, 10/1/20, Callable 1/10/17 @ 103(c)	2,223,281
475,000	Iron Mountain, Inc., 4.38%, 6/1/21, Callable 1/6/18 @ 102.19(c)	478,563

		12,924,727

Real Estate Management & Development (0.1%):
750,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	776,458

Software (0.1%):
1,200,000	SS&C Tech Holdings, Inc., 5.88%, 7/15/23, Callable 7/15/18 @ 104.41	1,227,000

Specialty Retail (0.8%):
180,000	AutoZone, Inc., 1.63%, 4/21/19, Callable 1/21/19 @ 100	180,936
755,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	768,861
2,850,000	L Brands, Inc., 6.90%, 7/15/17	3,022,425
1,500,000	L Brands, Inc., 8.50%, 6/15/19	1,740,000
550,000	L Brands, Inc., 7.00%, 5/1/20	621,500
3,050,000	L Brands, Inc., 6.63%, 4/1/21^	3,431,250

		9,764,972

Textiles, Apparel & Luxury Goods (0.1%):
1,450,000	Levi Strauss & Co., 6.88%, 5/1/22, Callable 1/5/17 @ 103.44	1,538,813

Wireless Telecommunication Services (0.5%):
1,751,000	Metropcs Wireless, Inc., 6.63%, 11/15/20, Callable 7/19/16 @ 103.31	1,805,719
275,000	T-Mobile USA, Inc., 5.25%, 9/1/18, Callable 7/19/16 @ 102.63	280,500
4,560,000	T-Mobile USA, Inc., 6.54%, 4/28/20, Callable 7/19/16 @ 103.27	4,702,500

		6,788,719

Total Corporate Bonds (Cost $218,001,863)		220,167,666

Foreign Bonds (0.2%):
Diversified Financial Services (0.0%):
382,500	Lynx I Corp., 6.00%, 4/15/21, Callable 4/15/17 @ 103+	523,111

Media (0.2%):
1,900,000	UPC Holding BV, 6.38%, 9/15/22, Callable 9/15/17 @ 103+(c)	2,228,926

Total Foreign Bonds (Cost $2,768,605)		2,752,037

Yankee Dollars (3.5%):
Containers & Packaging (0.1%):
825,000	Reynolds Group Holdings, Ltd., 5.63%, 12/15/16, Callable 8/8/16 @ 100(c)	827,063

Continued

6

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services (0.7%):
$2,295,000	Shell International Finance BV, 1.08%, 5/11/20(d)	$2,264,880
200,000	Virgin Media Communications, Ltd., 6.00%, 10/15/24, Callable 10/15/19 @ 103(c)	196,250
5,147,100	Virgin Media Secured Finance plc, 5.38%, 4/15/21, Callable 4/15/17 @ 102.69(c)	5,237,174
1,125,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(c)	1,088,438

		8,786,742

Diversified Telecommunication Services (0.3%):
3,505,000	Telesat Canada, 6.00%, 5/15/17, Callable 8/8/16 @ 100(c)	3,498,428

Insurance (0.1%):
1,020,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	1,065,006

Media (1.5%):
2,150,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75(c)	2,160,750
2,350,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103.06(c)	2,408,515
6,390,000	UPCB Finance V, Ltd., 7.25%, 11/15/21, Callable 11/15/16 @ 103.63(c)	6,661,575
9,112,500	UPCB Finance VI, Ltd., 6.88%, 1/15/22, Callable 1/15/17 @ 103.44(c)	9,477,000

		20,707,840

Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels (0.0%):
$360,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	$356,849

Semiconductors & Semiconductor Equipment (0.8%):
469,000	NXP Funding BV/NXP Funding LLC, 3.50%, 9/15/16(c)	469,485
8,150,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18^(c)	8,313,001
1,650,000	NXP Funding BV/NXP Funding LLC, 5.75%, 2/15/21, Callable 2/15/17 @ 102.88(c)	1,711,875

		10,494,361

Total Yankee Dollars (Cost $45,869,652)		45,736,289

Securities Held as Collateral for Securities on Loan (11.4%):
147,018,754	AZL T. Rowe Price Capital Appreciation Fund Securities Lending Collateral Account(e)	147,018,754

Total Securities Held as Collateral for Securities on Loan (Cost $147,018,754)		147,018,754

Unaffiliated Investment Company (12.7%):
164,145,406	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(f)	164,145,406

Total Unaffiliated Investment Company (Cost $164,145,406)		164,145,406

Total Investment Securities (Cost $1,321,743,578)(g) — 109.8%		1,418,503,731
Net other assets (liabilities) — (9.8)%		(127,026,263)

Net Assets — 100.0%		$1,291,477,468

Percentages indicated are based on net assets as of June 30, 2016.

MTN—Medium Term Note

#	Security issued in connection with a pending litigation settlement.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $143,636,295.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 0.00% of the net assets of the fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Variable rate security. The rate presented represents the rate in effect at June 30, 2016. The date presented represents the final maturity date.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(f)	The rate represents the effective yield at June 30, 2016.

(g)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are either $0 or round to less than $1.

Continued

7

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Over-the-counter options written as of June 30, 2016 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Allergan plc	Citigroup Global Markets	Call	USD	270.00	1/20/17	110	$(79,218)
Alphabet, Inc.	JPMorgan Chase	Call	USD	795.00	1/20/17	43	(62,602)
Alphabet, Inc.	Deutsche Bank	Call	USD	800.00	1/20/17	17	(22,952)
Alphabet, Inc.	Deutsche Bank	Call	USD	800.00	1/20/17	12	(20,891)
Alphabet, Inc.	Deutsche Bank	Call	USD	820.00	1/20/17	17	(16,776)
Alphabet, Inc.	Deutsche Bank	Call	USD	840.00	1/20/17	17	(12,049)
Alphabet, Inc.	Deutsche Bank	Call	USD	900.00	1/20/17	32	(11,718)
Altria Group, Inc.	Citigroup Global Markets	Call	USD	65.00	1/20/17	502	(279,984)
Altria Group, Inc.	Citigroup Global Markets	Call	USD	67.50	1/20/17	502	(190,057)
American Tower Corp.	Citigroup Global Markets	Call	USD	105.00	1/20/17	61	(72,591)
American Tower Corp.	Citigroup Global Markets	Call	USD	110.00	1/20/17	120	(99,952)
American Tower Corp.	Citigroup Global Markets	Call	USD	115.00	1/20/17	179	(95,500)
Apple, Inc.	Citigroup Global Markets	Call	USD	105.00	1/20/17	264	(80,548)
Apple, Inc.	Citigroup Global Markets	Call	USD	110.00	1/20/17	264	(51,681)
Apple, Inc.	Citigroup Global Markets	Call	USD	115.00	1/20/17	772	(96,192)
AutoZone, Inc.	Deutsche Bank	Call	USD	840.00	1/20/17	17	(43,660)
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	USD	45.00	1/20/17	951	(77,198)
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	USD	47.00	1/20/17	640	(35,620)
Comcast Corp.	Citigroup Global Markets	Call	USD	62.50	1/20/17	924	(472,778)
Comcast Corp.	Citigroup Global Markets	Call	USD	65.00	1/20/17	1,332	(469,291)
CVS Health Corp.	JPMorgan Chase	Call	USD	100.00	1/20/17	134	(40,005)
CVS Health Corp.	JPMorgan Chase	Call	USD	105.00	1/20/17	200	(29,006)
CVS Health Corp.	JPMorgan Chase	Call	USD	110.00	1/20/17	349	(22,883)
CVS Health Corp.	Citigroup Global Markets	Call	USD	115.00	1/20/17	150	(4,593)
Danaher Corp.	Citigroup Global Markets	Call	USD	92.50	1/20/17	319	(362,603)
Danaher Corp.	Citigroup Global Markets	Call	USD	95.00	1/20/17	319	(301,382)
Danaher Corp.	Deutsche Bank	Call	USD	100.00	1/20/17	148	(89,046)
Danaher Corp.	Deutsche Bank	Call	USD	105.00	1/20/17	405	(137,646)
Danaher Corp.	Deutsche Bank	Call	USD	110.00	1/20/17	256	(45,990)
Danaher Corp.	Deutsche Bank	Call	USD	115.00	1/20/17	97	(9,359)
Lowe’s Cos., Inc.	Citigroup Global Markets	Call	USD	80.00	1/20/17	84	(36,318)
Lowe’s Cos., Inc.	Citigroup Global Markets	Call	USD	82.50	1/20/17	84	(26,671)
Lowe’s Cos., Inc.	Citigroup Global Markets	Call	USD	85.00	1/20/17	409	(93,461)
Lowe’s Cos., Inc.	Citigroup Global Markets	Call	USD	87.50	1/20/17	159	(25,858)
Lowe’s Cos., Inc.	Citigroup Global Markets	Call	USD	90.00	1/20/17	322	(37,120)
LyondellBasell Industries NV	Citigroup Global Markets	Call	USD	87.50	1/20/17	365	(64,380)
LyondellBasell Industries NV	Citigroup Global Markets	Call	USD	90.00	1/20/17	230	(31,082)
LyondellBasell Industries NV	Citigroup Global Markets	Call	USD	92.50	1/20/17	233	(24,056)
Microsoft Corp.	Deutsche Bank	Call	USD	57.50	1/20/17	1,075	(119,908)
Microsoft Corp.	Deutsche Bank	Call	USD	62.50	1/20/17	1,050	(42,598)
Microsoft Corp.	Deutsche Bank	Call	USD	65.00	1/20/17	1,597	(38,969)
PepsiCo, Inc.	Citigroup Global Markets	Call	USD	100.00	1/20/17	135	(106,812)
PepsiCo, Inc.	Citigroup Global Markets	Call	USD	105.00	1/20/17	304	(135,646)
PepsiCo, Inc.	Citigroup Global Markets	Call	USD	110.00	1/20/17	504	(109,945)
Pfizer, Inc.	JPMorgan Chase	Call	USD	35.00	1/20/17	1,555	(269,248)
Pfizer, Inc.	RBS Greenwich Capital	Call	USD	36.00	1/20/17	790	(97,473)
Pfizer, Inc.	RBS Greenwich Capital	Call	USD	37.00	1/20/17	238	(20,228)
Philip Morris International, Inc.	Deutsche Bank	Call	USD	92.50	1/20/17	246	(267,777)
Philip Morris International, Inc.	Deutsche Bank	Call	USD	95.00	1/20/17	458	(405,713)
Philip Morris International, Inc.	Deutsche Bank	Call	USD	97.50	1/20/17	458	(320,227)
Texas Instruments, Inc.	Citigroup Global Markets	Call	USD	55.00	1/20/17	213	(190,920)
Texas Instruments, Inc.	Citigroup Global Markets	Call	USD	60.00	1/20/17	213	(115,229)
The Boeing Co.	Deutsche Bank	Call	USD	160.00	1/20/17	91	(7,466)
The Boeing Co.	Deutsche Bank	Call	USD	165.00	1/20/17	90	(4,923)
The Boeing Co.	Deutsche Bank	Call	USD	170.00	1/20/17	91	(3,371)
Thermo Fisher Scientific, Inc.	Deutsche Bank	Call	USD	160.00	1/20/17	68	(27,472)

Continued

8

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Thermo Fisher Scientific, Inc.	Deutsche Bank	Call	USD	165.00	1/20/17	195	$(53,411)
Thermo Fisher Scientific, Inc.	Deutsche Bank	Call	USD	170.00	1/20/17	321	(59,086)
UnitedHealth Group, Inc.	Deutsche Bank	Call	USD	140.00	1/20/17	315	(294,783)
UnitedHealth Group, Inc.	Deutsche Bank	Call	USD	145.00	1/20/17	266	(179,409)
Visa, Inc.	Citigroup Global Markets	Call	USD	85.00	1/20/17	212	(28,321)
Visa, Inc.	Citigroup Global Markets	Call	USD	87.50	1/20/17	612	(55,515)
Visa, Inc.	Citigroup Global Markets	Call	USD	90.00	1/20/17	212	(12,910)
Zoetis, Inc.	JPMorgan Chase	Call	USD	55.00	1/20/17	255	(30,140)

Total							$(6,670,217)

Exchange-traded options written as of June 30, 2016 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Thermo Fisher Scientific, Inc.	Call	USD	155.00	1/20/17	42	$(24,511)

Total						$(24,511)

Forward Currency Contracts

At June 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	7/5/16	9,688	$12,866	$12,895	$(29)
British Pound	RBS Greenwich Capital	7/5/16	742,204	984,571	987,921	(3,350)

				$997,437	$1,000,816	$(3,379)

See accompanying notes to the financial statements.

9

AZL T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$1,321,743,578

Investment securities, at value*	$1,418,503,731
Cash	222,940
Interest and dividends receivable	4,961,541
Foreign currency, at value (cost $30)	28
Receivable for capital shares issued	2,207,850
Receivable for investments sold	29,515,226
Reclaims receivable	26,823
Prepaid expenses	5,976

Total Assets	1,455,444,115

Liabilities:
Unrealized depreciation on forward currency contracts	3,379
Payable for investments purchased	9,139,266
Payable for capital shares redeemed	5,829
Payable for collateral received on loaned securities	147,018,754
Written options (Proceeds received $5,248,430)	6,694,728
Manager fees payable	733,513
Administration fees payable	33,561
Distribution fees payable	261,969
Custodian fees payable	15,771
Administrative and compliance services fees payable	936
Trustee fees payable	8,463
Other accrued liabilities	50,478

Total Liabilities	163,966,647

Net Assets	$1,291,477,468

Net Assets Consist of:
Capital	$1,134,718,168
Accumulated net investment income/(loss)	15,846,892
Accumulated net realized gains/(losses) from investment transactions	45,607,297
Net unrealized appreciation/(depreciation) on investments	95,305,111

Net Assets	$1,291,477,468

Shares of beneficial interest (unlimited number of shares authorized, no par value)	76,678,608
Net Asset Value (offering and redemption price per share)	$16.84

*	Includes securities on loan of $143,636,295.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$6,533,409
Interest	5,478,470
Income from securities lending	183,758
Foreign withholding tax	(2,891)

Total Investment Income	12,192,746

Expenses:
Manager fees	4,463,568
Administration fees	167,872
Distribution fees	1,487,856
Custodian fees	33,991
Administrative and compliance services fees	8,605
Trustee fees	30,587
Professional fees	33,595
Shareholder reports	21,502
Other expenses	16,948

Total expenses before reductions	6,264,524
Less expenses voluntarily waived/reimbursed by the Manager	(297,567)

Net expenses	5,966,957

Net Investment Income/(Loss)	6,225,789

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(6,831,166)
Net realized gains/(losses) on options contracts	968,506
Net realized gains/(losses) on forward currency contracts	(7,164)
Change in net unrealized appreciation/depreciation on investments	60,100,282

Net Realized/Unrealized Gains/(Losses) on Investments	54,230,458

Change in Net Assets Resulting From Operations	$60,456,247

See accompanying notes to the financial statements.

10

Statements of Changes in Net Assets

	AZL T. Rowe Price Capital Appreciation Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,225,789	$9,751,052
Net realized gains/(losses) on investment transactions	(5,869,824)	52,656,027
Change in unrealized appreciation/depreciation on investments	60,100,282	(18,203,398)

Change in net assets resulting from operations	60,456,247	44,203,681

Distributions to Shareholders:
From net investment income	—	(5,923,096)
From net realized gains	—	(35,059,736)

Change in net assets resulting from distributions to shareholders	—	(40,982,832)

Capital Transactions:
Proceeds from shares issued	118,588,070	380,908,716
Proceeds from dividends reinvested	—	40,982,832
Value of shares redeemed	(38,472,423)	(61,777,106)

Change in net assets resulting from capital transactions	80,115,647	360,114,442

Change in net assets	140,571,894	363,335,291
Net Assets:
Beginning of period	1,150,905,574	787,570,283

End of period	$1,291,477,468	$1,150,905,574

Accumulated net investment income/(loss)	$15,846,892	$9,621,103

Share Transactions:
Shares issued	7,347,010	23,390,083
Dividends reinvested	—	2,635,552
Shares redeemed	(2,417,207)	(3,797,329)

Change in shares	4,929,803	22,228,306

See accompanying notes to the financial statements.

11

AZL T. Rowe Price Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$16.04		$15.90	$15.84	$12.29	$10.98	$11.57

Investment Activities:
Net Investment Income/(Loss)	0.07		0.11	0.11	0.07	0.13	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	0.73		0.68	1.69	3.60	1.22	(0.58)

Total from Investment Activities	0.80		0.79	1.80	3.67	1.35	(0.49)

Dividends to Shareholders From:
Net Investment Income	—		(0.10)	(0.06)	(0.12)	(0.04)	(0.10)
Net Realized Gains	—		(0.55)	(1.68)	—	—	—

Total Dividends	—		(0.65)	(1.74)	(0.12)	(0.04)	(0.10)

Net Asset Value, End of Period	$16.84		$16.04	$15.90	$15.84	$12.29	$10.98

Total Return(a)	4.99	%(b)	5.07%	11.77%	29.94%	12.32%	(4.20)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,291,477		$1,150,906	$787,570	$519,248	$420,994	$364,642
Net Investment Income/(Loss)(c)	1.05%		0.98%	0.93%	0.44%	1.14%	0.71%
Expenses Before Reductions(c) (d)	1.05%		1.05%	1.05%	1.06%	1.07%	1.10%
Expenses Net of Reductions(c)	1.00%		1.00%	1.00%	1.01%	1.02%	1.06%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.00%		1.00%	1.00%	1.01%	1.03%	1.06%
Portfolio Turnover Rate	27	%(b)	73%	72%	122%	24%	11%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

12

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $108 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $14,148 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2016, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $1 million as of June 30, 2016. The monthly average amount for these contracts was $0.2 million for the period ended June 30, 2016.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2016, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the

14

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2016:

	Number of Contracts	Cost
Options outstanding at December 31, 2015	(9,287)	$(2,760,331)
Options purchased	(17,350)	(3,724,558)
Options exercised	993	256,276
Options expired	2,163	442,308
Options closed	836	537,875

Options outstanding at June 30, 2016	(22,645)	$(5,248,430)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Investment Securities, at value (purchased options)	$—	Written Options	$6,694,728

Foreign Currency Risk Exposure

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	—	Unrealized depreciation on forward currency contracts	3,379

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on options contracts/Change in unrealized appreciation/depreciation on investments	$968,506	$(1,144,759)
Foreign Currency Risk Exposure

Foreign Currency Contracts	Net Realized gains/(losses) on forward currency contracts/Change in unrealized appreciation/depreciation on investments	(7,164)	(3,379)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2016. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016.

As of June 30, 2016, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Option contracts	$—	$6,694,728
Forward currency contracts	—	3,379

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	6,698,107

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(27,890)

Total assets and liabilities subject to a MNA	$—	$6,670,217

15

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of December 31, 2015:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Citibank	$3,750,614	$—	$—	$—	$3,750,614
Deutsche Bank	2,348,018	—	—	—	2,348,018
JPMorgan Chase	453,884	—	—	—	453,884
RBS Greenwich Capital	117,701	—	—	—	117,701

	$6,670,217	$—	$—	$—	$6,670,217

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with T. Rowe Price Associates, Inc. (“T. Rowe Price”), T. Rowe Price provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to November 15, 2013, the Fund was subadvised by Davis Selected Advisors, L.P. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL T. Rowe Price Capital Appreciation Fund	0.75%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $6,806 was paid from the Fund relating to these fees and expenses.

16

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

17

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Asset Backed Securities+	$—	$2,697,670	$—		$2,697,670
Common Stocks
Beverages	11,075,603	1,820,281	—		12,895,884
Capital Markets	47,975,617	3,865,481	—		51,841,098
Hotels, Restaurants & Leisure	3,136,379	1,726,630	—		4,863,009
Paper & Forest Products	—	—	—	^	—^
Professional Services	6,419,476	5,218,358	—		11,637,834
All Other Common Stocks+	686,578,417	—	—		686,578,417
Convertible Bond	—	736,400	—		736,400
Convertible Preferred Stocks
Banks	—	3,053,531	—		3,053,531
All Other Convertible Preferred Stocks+	9,060,031	—	—		9,060,031
Corporate Bonds+	—	220,167,666	—		220,167,666
Floating Rate Loans+	—	46,847,686	—		46,847,686
Foreign Bonds+	—	2,752,037	—		2,752,037
Preferred Stocks	8,472,019	—	—		8,472,019
Yankee Dollars+	—	45,736,289	—		45,736,289
Securities Held as Collateral for Securities on Loan	—	147,018,754	—		147,018,754
Unaffiliated Investment Company	164,145,406	—	—		164,145,406

Total Investment Securities	$936,862,948	$481,640,783	$—	^	$1,418,503,731

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
^	Represents the interest in securities that were determined to have a value of zero at June 30, 2016.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL T. Rowe Price Capital Appreciation Fund	$359,884,431	$272,230,100

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2016 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Sino-Forest Corp.	1/31/13	$—	$488,000	$—	—%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

18

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $1,326,271,180. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$107,525,580
Unrealized depreciation	(15,293,029)

Net unrealized appreciation/(depreciation)	$92,232,551

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund	$25,025,860	$15,956,972	$40,982,832

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL T. Rowe Price Capital Appreciation Fund	$22,581,379	$40,229,925	$—	$33,491,749	$96,303,053

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® Wells Fargo Large Cap Growth Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Wells Fargo Large Cap Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Wells Fargo Large Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Wells Fargo Large Cap Growth Fund	$1,000.00	$951.60	$4.90	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Wells Fargo Large Cap Growth Fund	$1,000.00	$1,019.85	$5.07	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	36.7%
Consumer Discretionary	27.9
Health Care	13.0
Industrials	8.5
Consumer Staples	7.1
Materials	3.5
Energy	1.8
Financials	0.9

Total Common Stocks	99.4
Securities Held as Collateral for Securities on Loan	8.2
Money Market	1.4

Total Investment Securities	109.0
Net other assets (liabilities)	(9.0)

Net Assets	100.0%

1

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (0.8%):
5,350	Boeing Co. (The)	$694,805

Airlines (1.5%):
31,180	Southwest Airlines Co.	1,222,568

Auto Components (0.6%):
7,610	Delphi Automotive plc	476,386

Biotechnology (6.8%):
13,380	Alexion Pharmaceuticals, Inc.*	1,562,248
1,810	Biogen Idec, Inc.*	437,694
9,030	BioMarin Pharmaceutical, Inc.*	702,534
14,030	Celgene Corp.*	1,383,779
3,210	Incyte Corp.*	256,736
2,490	Regeneron Pharmaceuticals, Inc.*	869,583
5,560	Vertex Pharmaceuticals, Inc.*	478,271

		5,690,845

Capital Markets (0.9%):
25,180	TD Ameritrade Holding Corp.	717,001

Chemicals (3.5%):
14,640	Ecolab, Inc.	1,736,304
10,890	Praxair, Inc.	1,223,927

		2,960,231

Communications Equipment (1.1%):
7,550	Palo Alto Networks, Inc.*	925,932

Electrical Equipment (0.6%):
4,140	Rockwell Automation, Inc.	475,355

Energy Equipment & Services (0.3%):
3,520	Schlumberger, Ltd.	278,362

Food & Staples Retailing (4.7%):
15,010	Costco Wholesale Corp.	2,357,170
16,920	CVS Health Corp.	1,619,921

		3,977,091

Health Care Equipment & Supplies (2.0%):
19,440	Medtronic plc	1,686,809

Health Care Technology (1.4%):
20,100	Cerner Corp.*^	1,177,860

Hotels, Restaurants & Leisure (3.8%):
20,610	Hilton Worldwide Holdings, Inc.	464,343
11,880	Marriott International, Inc., Class A^	789,545
33,880	Starbucks Corp.	1,935,226

		3,189,114

Household Products (0.8%):
8,950	Colgate-Palmolive Co.	655,140

Industrial Conglomerates (2.7%):
7,640	3M Co., Class B	1,337,917
9,630	Danaher Corp.	972,630

		2,310,547

Internet & Catalog Retail (5.5%):
4,730	Amazon.com, Inc.*	3,384,883
6,830	Netflix, Inc.*	624,808
490	Priceline Group, Inc. (The)*	611,721

		4,621,412

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (10.8%):
3,890	Alphabet, Inc., Class A*	$2,736,732
3,170	Alphabet, Inc., Class C*	2,193,957
37,030	Facebook, Inc., Class A*	4,231,787

		9,162,476

IT Services (8.6%):
11,120	Accenture plc, Class A	1,259,785
14,370	Cognizant Technology Solutions Corp., Class A*	822,539
23,540	MasterCard, Inc., Class A	2,072,932
25,700	PayPal Holdings, Inc.*	938,307
29,000	Visa, Inc., Class A	2,150,929

		7,244,492

Life Sciences Tools & Services (0.4%):
4,550	Quintiles Transnational Holdings, Inc.*	297,206

Media (1.7%):
14,740	Walt Disney Co. (The)	1,441,867

Multiline Retail (3.6%):
32,430	Dollar Tree, Inc.*	3,056,203

Oil, Gas & Consumable Fuels (1.5%):
10,750	Concho Resources, Inc.*	1,282,153

Personal Products (1.6%):
14,530	Estee Lauder Co., Inc. (The), Class A	1,322,521

Pharmaceuticals (2.4%):
20,160	Bristol-Myers Squibb Co.	1,482,768
10,680	Zoetis, Inc.	506,873

		1,989,641

Road & Rail (2.9%):
9,010	Kansas City Southern	811,711
18,780	Union Pacific Corp.	1,638,555

		2,450,266

Semiconductors & Semiconductor Equipment (5.6%):
9,480	Broadcom, Ltd.	1,473,192
32,350	Microchip Technology, Inc.	1,642,086
25,270	Texas Instruments, Inc.	1,583,166

		4,698,444

Software (8.9%):
2,220	Activision Blizzard, Inc.	87,979
14,080	Adobe Systems, Inc.*	1,348,723
47,010	Microsoft Corp.	2,405,501
10,590	Red Hat, Inc.*	768,834
17,980	Salesforce.com, Inc.*	1,427,792
12,420	ServiceNow, Inc.*	824,688
11,780	Splunk, Inc.*^	638,240

		7,501,757

Specialty Retail (7.8%):
13,940	CarMax, Inc.*^	683,478
15,270	Home Depot, Inc. (The)	1,949,826
7,030	O’Reilly Automotive, Inc.*^	1,905,833
17,000	Tractor Supply Co.	1,550,060
2,050	Ulta Salon, Cosmetics & Fragrance, Inc.*	499,462

		6,588,659

Continued

2

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (1.7%):
14,680	Apple, Inc.	$1,403,408

Textiles, Apparel & Luxury Goods (4.9%):
35,810	Nike, Inc., Class B	1,976,712
16,860	Under Armour, Inc., Class A*^	676,592
24,380	VF Corp.^	1,499,126

		4,152,430

Total Common Stocks (Cost $69,981,001)		83,650,981

Securities Held as Collateral for Securities on Loan (8.2%):
$6,856,240	AZL Wells Fargo Large Cap Growth Fund Securities Lending Collateral Account(a)	6,856,240

Total Securities Held as Collateral for Securities on Loan (Cost $6,856,240)		6,856,240

Unaffiliated Investment Company (1.4%):
1,171,563	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(b)	1,171,563

Total Unaffiliated Investment Company (Cost $1,171,563)		1,171,563

Total Investment Securities
(Cost $78,008,804)(c) — 109.0%		91,678,784
Net other assets (liabilities) — (9.0)%		(7,577,621)

Net Assets — 100.0%		$84,101,163

Percentages indicated are based on net assets as of June 30, 2016.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $6,759,921.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(b)	The rate represents the effective yield at June 30, 2016.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Wells Fargo Large Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$78,008,804

Investment securities, at value*	$91,678,784
Interest and dividends receivable	31,449
Receivable for investments sold	445,221
Prepaid expenses	498

Total Assets	92,155,952

Liabilities:
Payable for investments purchased	801,381
Payable for capital shares redeemed	323,130
Payable for collateral received on loaned securities	6,856,240
Manager fees payable	48,977
Administration fees payable	2,857
Distribution fees payable	17,492
Custodian fees payable	1,650
Administrative and compliance services fees payable	54
Trustee fees payable	519
Other accrued liabilities	2,489

Total Liabilities	8,054,789

Net Assets	$84,101,163

Net Assets Consist of:
Capital	$72,164,936
Accumulated net investment income/(loss)	62,481
Accumulated net realized gains/(losses) from investment transactions	(1,796,234)
Net unrealized appreciation/(depreciation) on investments	13,669,980

Net Assets	$84,101,163

Shares of beneficial interest (unlimited number of shares authorized, no par value)	7,512,099
Net Asset Value (offering and redemption price per share)	$11.20

*	Includes securities on loan of $6,759,921.

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$388,583
Interest	941
Income from securities lending	7,842

Total Investment Income	397,366

Expenses:
Manager fees	333,926
Administration fees	13,198
Distribution fees	104,352
Custodian fees	3,778
Administrative and compliance services fees	656
Trustee fees	2,361
Professional fees	2,621
Shareholder reports	612
Other expenses	1,068

Total expenses before reductions	462,572
Less expenses voluntarily waived/reimbursed by the Manager	(41,740)

Net expenses	420,832

Net Investment Income/(Loss)	(23,466)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,228,270)
Change in net unrealized appreciation/depreciation on investments	(3,046,499)

Net Realized/Unrealized Gains/(Losses) on Investments	(4,274,769)

Change in Net Assets Resulting From Operations	$(4,298,235)

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Wells Fargo Large Cap Growth Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(23,466)	$85,960
Net realized gains/(losses) on investment transactions	(1,228,270)	(358,960)
Change in unrealized appreciation/depreciation on investments	(3,046,499)	4,884,990

Change in net assets resulting from operations	(4,298,235)	4,611,990

Distributions to Shareholders:
From net investment income	—	(37,640)

Change in net assets resulting from distributions to shareholders	—	(37,640)

Capital Transactions:
Proceeds from shares issued	483,565	396,325
Proceeds from dividends reinvested	—	37,640
Value of shares redeemed	(1,113,158)	(17,718,995)

Change in net assets resulting from capital transactions	(629,593)	(17,285,030)

Change in net assets	(4,927,828)	(12,710,680)
Net Assets:
Beginning of period	89,028,991	101,739,671

End of period	$84,101,163	$89,028,991

Accumulated net investment income/(loss)	$62,481	$85,947

Share Transactions:
Shares issued	44,185	34,886
Dividends reinvested	—	3,308
Shares redeemed	(98,699)	(1,498,605)

Change in shares	(54,514)	(1,460,411)

See accompanying notes to the financial statements.

5

AZL Wells Fargo Large Cap Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	April 28, 2014 to December 31, 2014 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.77		$11.27	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b)	0.01	—
Net Realized and Unrealized Gains/(Losses) on Investments	(0.57)		0.49	1.27

Total from Investment Activities	(0.57)		0.50	1.27

Dividends to Shareholders From:
Net Investment Income	—		— (b)	—

Total Dividends	—		— (b)	—

Net Asset Value, End of Period	$11.20		$11.77	$11.27

Total Return(c)	(4.84	)%(d)	4.48%	12.70	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$84,101		$89,029	$101,740
Net Investment Income/(Loss)(e)	(0.06)%		0.09%	0.01%
Expenses Before Reductions(e)(f)	1.11%		1.10%	1.09%
Expenses Net of Reductions(e)	1.01%		1.00%	0.99%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.01%		1.00%	0.99%
Portfolio Turnover Rate	17	%(d)	26%	24	%(d)

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

AZL Wells Fargo Large Cap Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Wells Fargo Large Cap Growth Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Wells Fargo Large Cap Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $8 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $631 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations. The Fund ceased participation in the program in June 2014.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Wells Capital Management Incorporated (“Wells Capital”), Wells Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Wells Fargo Large Cap Growth Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

8

AZL Wells Fargo Large Cap Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $493 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$83,650,981	$—	$83,650,981
Securities Held as Collateral for Securities on Loane	—	6,856,240	6,856,240
Unaffiliated Investment Company	1,171,563	—	1,171,563

Total Investment Securities	$84,822,544	$6,856,240	$91,678,784

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

9

AZL Wells Fargo Large Cap Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Wells Fargo Large Cap Growth Fund	$14,365,380	$15,051,626

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $77,983,943. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,820,464
Unrealized depreciation	(2,125,623)

Net unrealized appreciation/(depreciation)	$13,694,841

As of the end of its tax year ended December 31, 2015, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Wells Fargo Large Cap Growth Fund	$—	$242,988	$242,988

During the year ended December 31, 2015, the Fund utilized $232,691 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Wells Fargo Large Cap Growth Fund	$37,640	$—	$37,640

(a)	Total distributions paid may differ from that presented in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Wells Fargo Large Cap Growth Fund	$85,947	$—	$(242,988)	$16,391,503	$16,234,462

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved the liquidation of the Fund, to occur on or around October 21, 2016.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date	August 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date	August 30, 2016

By (Signature and Title)	/s/ Bashir Asad
Bashir Asad, Principal Financial Officer

Date	August 25, 2016